AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON December 16, 2013
                                                     REGISTRATION NO. 333-124048
                                                               AND NO. 811-07501

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 [_]

                        PRE-EFFECTIVE AMENDMENT NO. [_]

                      POST-EFFECTIVE AMENDMENT NO. 14 [X]

                                      AND

                        REGISTRATION STATEMENT UNDER [_]

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 30 [X]

                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                           (Exact Name of Registrant)

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            10350 Ormsby Park Place
                              Louisville, KY 40223
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                             CRAIG A. HAWLEY, ESQ.
                         GENERAL COUNSEL AND SECRETARY
                   Jefferson National Life Insurance Company
                            10350 Ormsby Park Place
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

       [_] immediately upon filing pursuant to paragraph (b) of Rule 485

         [X] on December 30, 2013 pursuant to paragraph (b) of Rule 485

       [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

           [_] on         , pursuant to paragraph (a)(1) of Rule 485

                    If appropriate check the following box:

    [_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                           Jefferson National [LOGO]

MONUMENT ADVISOR

                                                         JEFFERSON NATIONAL LIFE
                                                               ANNUITY ACCOUNT G



                                                    December 30, 2013 PROSPECTUS

--------------------------------------------------------------------------------

                                MONUMENT ADVISOR
                          INDIVIDUAL VARIABLE ANNUITY
       Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G AND JEFFERSON
                        NATIONAL LIFE INSURANCE COMPANY


   This prospectus describes the Monument Advisor Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), Asset Allocation Model Fees (as described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date.


   Before purchasing the Contract in most states, you must consent to our delivering electronically all documents and reports relating to your Contract and the Investment Portfolios. You provide your consent by signing the contract application. The application contains a statement indicating that you agree to access all information relating to your Contract electronically. Paper versions of these documents will not be sent unless you elect to receive paper documents after purchasing the Contract, or otherwise request a specific document. Of course, you can print out any document we make available or transmit to you, and we encourage you to do so. You may revoke your consent at any time.


   The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in Appendix A. You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios. These Investment Portfolios may not be available in all states and certain Investment Portfolios may only be available to you if you retain certain Investment Advisors. You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio's management fees and other expenses you will bear indirectly. We also offer the Asset Allocation Models for an additional fee.


   Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.

   Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

   To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2013. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus.

   For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

   o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
   o  Address for correspondence sent via courier or overnight mail:
      10350 Ormsby Park Place, Louisville, KY 40223.

   THE CONTRACTS:

   o  ARE NOT BANK DEPOSITS
   o  ARE NOT FEDERALLY INSURED
   o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL


   Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.


   You should only rely on information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Table of Contents
-----------------

                                                                                                                                Page
DEFINITIONS OF SPECIAL TERMS                                                                                                       4
HIGHLIGHTS                                                                                                                         6
FEE TABLE                                                                                                                          8
      Examples of Fees and Expenses                                                                                               10
      Condensed Financial Information                                                                                             10
THE COMPANY                                                                                                                       11
      The Monument Advisor Variable Annuity Contract                                                                              11
      Free Look                                                                                                                   11
      Assignment                                                                                                                  11
      Electronic Administration of Your Contract                                                                                  11
      Confirmations and Statements                                                                                                12
PURCHASE                                                                                                                          13
      Application for a Contract                                                                                                  13
      Purchase Payments                                                                                                           13
      Allocation of Purchase Payments                                                                                             13
INVESTMENT OPTIONS                                                                                                                13
      Investment Portfolios                                                                                                       13
      Administrative, Marketing and Support Services Fees                                                                         14
      Selection of Investment Portfolios                                                                                          14
      Fixed Account                                                                                                               15
      Voting Rights                                                                                                               15
      Substitution                                                                                                                15
      Asset Allocation Models (MAx Managed Models)                                                                                15
TRANSFERS                                                                                                                         16
      Excessive Trading Limits                                                                                                    16
      Dollar Cost Averaging Program                                                                                               17
      Rebalancing Program                                                                                                         18
      Advisory Fee Withdrawals                                                                                                    18
403(B) PLANS                                                                                                                      18
EXPENSES                                                                                                                          18
      Subscription Fee                                                                                                            19
      Contract Maintenance Charge                                                                                                 19
      Low Cost Fund Platform Fee                                                                                                  19
      Asset Allocation Model Fee                                                                                                  19
      Investment Portfolio Expenses                                                                                               20
      Transfer Fee                                                                                                                20
      Premium Taxes                                                                                                               20
      Income Taxes                                                                                                                20
 CONTRACT VALUE                                                                                                                   20
      Accumulation Units                                                                                                          20
      Access to Your Money                                                                                                        21
      Systematic Withdrawal Program                                                                                               21
      Suspension of Payments or Transfers                                                                                         21
DEATH BENEFIT                                                                                                                     21
      Upon Your Death During the Accumulation Period                                                                              21
      Standard Death Benefit Amount During the Accumulation Period                                                                21

--------------------------------------------------------------------------------


      Payment of the Death Benefit During the Accumulation Period                                                                 21
      Death of Contract Owner During the Annuity Period                                                                           22
      Death of Annuitant                                                                                                          22
 ANNUITY PAYMENTS (THE ANNUITY PERIOD)                                                                                            22
      Annuity Payment Amount                                                                                                      22
      Annuity Options                                                                                                             22
TAXES                                                                                                                             23
      Annuity Contracts in General                                                                                                23
      Tax Status of the Contracts                                                                                                 23
      Taxation of Non-Qualified Contracts                                                                                         24
      Taxation of Qualified Contracts                                                                                             25
      Possible Tax Law Changes                                                                                                    26
OTHER INFORMATION                                                                                                                 26
      Legal Proceedings                                                                                                           26
      Abandoned Property Requirements                                                                                             26
      Proof of Age and Survival                                                                                                   26
      Misstatements                                                                                                               26
      Changes to Comply with Law and Amendments                                                                                   26
      The Separate Account                                                                                                        26
      Distributor                                                                                                                 27
      Financial Statements                                                                                                        27
      Independent Registered Public Accounting Firm                                                                               27
APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS                                                                      28
APPENDIX B - CONDENSED FINANCIAL INFORMATION                                                                                      40
APPENDIX C - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS                                                  77
PRIVACY POLICY                                                                                                                    78
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                                                                      79

--------------------------------------------------------------------------------

Definitions of Special Terms
----------------------------

  Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

  ACCUMULATION PERIOD: The period during which you invest money in your Contract.

  ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.


  ANNUITANT(S): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments. If the Contract is owned by a non-natural owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.


  ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date.

  ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

  ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

  ANNUITY PERIOD: The period during which We make income payments to you.

  ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive during the Annuity Period.

  ASSET ALLOCATION MODEL: Dynamic asset allocation models offered by the Company's affiliate JNF Advisors, Inc., and other sponsors that are not affiliates of the Company. See "Investment Options - Asset Allocation Models" for further details.


  ASSET ALLOCATION MODEL FEE: Fee imposed by the Company's affiliate JNF Advisors, Inc. (a registered investment advisor), or other model sponsors, for providing the Asset Allocation Models. See "Expenses - Asset Allocation Fee" for further details, including a description of the Asset Allocation Models offered.


  BENEFICIARY: The person designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.

  BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers".

  CODE: The Internal Revenue Code of 1986, as amended.

  COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

  CONTRACT: The Monument Advisor individual variable annuity contract, which provides variable investment options offered by the Company.

  CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

  CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.

  DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant.


  FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but may be longer as required by applicable law.



  INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.


  INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you (including a registered representative) to provide you asset allocation and investment advisory services.


  INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. You may either choose to set a target allocation to various Sub-accounts (which can include allocations to the money market sub-account) or elect to have 100% of your Purchase Payments invested in the money market Sub-account. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.


  INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.

  INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

  JOINT OWNER: The individual who co-owns the Contract with another person.


  LOW COST FUND PLATFORM FEE: Fee imposed by the Company on Contract Value invested in certain low cost funds. This fee is deducted daily from your Accumulation Units. See "Expenses - Low Cost Fund Platform Fee" for further details, including a list of the Investment Portfolios for which the Company currently imposes the fee.


  MAXIMUM MATURITY DATE: The date on which the Annuitant attains age 100.

--------------------------------------------------------------------------------


  NET CONTRACT VALUE: An amount equal to the Contract Value reduced by any applicable Asset Allocation Model Fees, premium taxes and the applicable portion of the Subscription Fee.


  NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").

  OWNER: You, the purchaser of the Contract are the Owner.

  PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

  QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, 403(b), or IRA.

  REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

  SECURE ONLINE ACCOUNT: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

  SEPARATE ACCOUNT: Jefferson National Life Annuity Account G of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

  SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

  SUBSCRIPTION FEE: $20 per month fee charged by us to issue and administer the Contract.

  TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.



  WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

--------------------------------------------------------------------------------

Highlights
----------

  The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account G (Separate Account). We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.


  The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period and a fee if you choose to participate in an Asset Allocation Model. You do pay any applicable Low Cost Fund Platform Fees for certain Investment Portfolios, as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain.

  The Contract includes a death benefit that is described in detail under the heading "Death Benefit."


All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract, unless you purchase a Florida contract, which is 12 months from the date you purchase the contract.


  You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amount of the Annuity Payments are constant for the entire Annuity Period. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date.

  FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required by applicable law), We will cancel the Contract. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails the Contract.


  TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable.

  IMPORTANT INFORMATION CONCERNING YOUR MONUMENT ADVISOR CONTRACT. Upon purchase of the Contract, you can only access documents relating to the Contract and the Investment Portfolios electronically. Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should not invest and continue to receive documents electronically if you do not have regular and continuous Internet access.

  After purchase, either at the time of application or later, you may elect to receive in paper via U.S. mail all documents relating to the Contract and the Investment Portfolios by revoking your electronic consent. We will also honor a request to deliver a specific document in paper even though electronic consent has not been revoked.


  For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports on our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent March 1 annual update. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.



  We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.


  We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your

--------------------------------------------------------------------------------

Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, We will provide paper copies of any deleted document.

  We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.


  LOW COST FUND PLATFORM FEE. The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Investment Portfolios. For further information, see "Expenses - Low Cost Fund Platform Fee".


  ASSET ALLOCATION MODELS. The Company's affiliate, JNF Advisors, Inc., as well as other unaffiliated sponsors, offer certain asset allocation models for an additional fee. For further information, see "Investment Options - Asset Allocation Models"

  INQUIRIES. If you need more information, please go to www.jeffnat.com or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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FEE TABLE
---------

  The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a       None
percentage of Purchase Payments
withdrawn)

TRANSFER FEE1.............................. Current Charge    Maximum Charge

                                                 None               $25
--------------------------------------------------------------------------------

  The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Current Charge                 Maximum Charge
------------------------------------------------------------------------------------------------------------------------------------
SUBSCRIPTION FEE.................................................     $20 per Contract per month     $20 per Contract per month
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of Contract Value invested in the Investment
Portfolios) Mortality and Expense Risk Charge.....................               0.00%                          0.00%
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE.............................................               0.00%                          0.00%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES............................               0.00%                          0.00%
------------------------------------------------------------------------------------------------------------------------------------


OPTIONAL LOW COST FUND PLATFORM FEE
-----------------------------------

The next item shows the fee that you will pay, in addition to the Subscription Fee and Investment Portfolio operating expenses,on Contract Value invested in certain low cost Investment Portfolios. The Company charges this fee on Investment Portfolios that do not provide the Company or its affiliates with the amount of revenue it requires in order to meet its revenue targets. See "Expenses - Low Cost Fund Platform Fee". Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios on which the Company charges the Low Cost Fund Platform Fee. This fee is deducted daily by reducing Accumulation Units in your Contract.

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Minimum Annual Fee             Maximum Annual Fee
------------------------------------------------------------------------------------------------------------------------------------
Low Cost Fund Platform Fee (as a percentage of the average daily
   Contract Value)................................................              0.05%                          0.35%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OPTIONAL ASSET ALLOCATION MODEL FEE (MAx Managed Models)
--------------------------------------------------------


The next item shows the minimum and maximum fee that you will pay, in addition to the Subscription Fee, optional Low Cost Fund Platform Fee (if applicable) and Investment Portfolio operating expenses, periodically during the time in which you are participating in an optional Asset Allocation Model. If the contract is Non-Qualified, the withdrawal to pay the fee will be treated like any other distribution and may be included in gross income for federal tax purposes. If you are under age 59 1/2 you may incur a 10% penalty. See "Taxes - Withdrawals". You may also have the fee deducted from your checking account via Electronic Funds Transfer (EFT), which will not result in a taxable distribution. If the EFT is rejected for insufficient funds, the fee will then be withdrawn from your contract value. More detail concerning each Asset Allocation Model is provided in "Expenses - Asset Allocation Model Fee".


------------------------------------------------------------------------------------------------------------------------------------
                                                                         Minimum Annual Fee             Maximum Annual Fee
------------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Model Fee (as a percentage of the average daily
   Contract Value)................................................              0.45%                          2.00%
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OPERATING EXPENSES
-----------------------------

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio



--------------------------------------------------------------------------------
                                                     Minimum           Maximum
--------------------------------------------------------------------------------
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Investment
Portfolio assets, including management fees,
distribution and/or service (12b-1) fees,
Low Cost Fund Platform fees (if any) and
other expenses)                                    Gross: 0.49%   Gross: 15.06%
--------------------------------------------------------------------------------

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Examples of Fees and Expenses -


  This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account annual expenses, Asset Allocation Model Fees (if elected), Low Cost Fund Platform Fees and Investment Portfolio fees and expenses.



  The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. For purposes of this example, we have assumed the money is invested in Investment Portfolios for which no Low Cost Fund Platform Fee is charged. For a description of the Low Cost Fund Platform Fee, see "Expenses - Low Cost Fund Platform Fee". The contract charge for every contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the contract charge, but converted it to an asset based charge based on the average contract size as of the previous December 31. This conversion causes the contract charge in the example below to be less than $240 annually. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:



(1) Assuming Contract charges and gross maximum Investment Portfolio operating expenses, and you have elected to participate in an Asset Allocation Model with the maximum fee:

           1 year         3 years         5 years         10 years

          $552.71        $3,797.70       $6,358.40       $10,640.12

(2) Assuming Contract charges and gross minimum Investment Portfolio operating expenses, and you have not selected an Asset Allocation Model:

           1 year         3 years         5 years         10 years

           $59.71         $187.15         $326.05         $730.47


Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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The Company
-----------

  Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

  We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

  The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Monument Advisor Variable Annuity Contract

  This prospectus describes The Monument Advisor Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.


  The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.


  The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.


  You may only choose to receive Annuity Payments on a fixed basis. If You choose Annuity Payments, the amount of the Annuity Payments you receive will remain level for the period of time selected.


Free Look


  If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever period is required by applicable law). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Low Cost Fund Platform Fees, and Asset Allocation Model Fees, will have been deducted. On the day We receive your request We will return your Contract Value. If required by applicable law, We will refund your Purchase Payment. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails the Contract.


  OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

   A change of Owner may be a taxable event.

  JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

  BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Assignment

  Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

  An assignment may be a taxable event.

  If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

Electronic Administration Of Your Contract

  This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, a specific paper document, or revoke your consent to Electronic Administration. You may obtain paper copies of documents related to your Contract by printing them from your computer. We will honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

  If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract

--------------------------------------------------------------------------------

is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account.

  You may, however, elect to have documents related to your Contract also delivered via U.S. Mail to your address of record by withdrawing your consent to Electronic Administration. After your withdrawal of consent becomes effective, you will receive documents via U.S. Mail. We may also continue to send documents to your Secure Online Account. After you have withdrawn your consent to Electronic Administration, you may notify Us that you again consent to Electronic Administration. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to us at the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. Mail will be processed as received, usually within two business days.


  Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.

  Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent annual update. You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.

  We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.


  You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

  We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

Confirmations and Statements


  We will send a confirmation statement to your Secure Online Account each time we receive a new Purchase Payment from you, you make a transfer among the Investment Portfolios, or you make a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@jeffnat.com or call Us at (866) 667-0561.


Requesting Transactions or Obtaining Information About your Contract

  You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.


  TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures.


  We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the other Owner.


  We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

--------------------------------------------------------------------------------

  SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.


  You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.


  Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password. We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Jefferson National Financial Corp." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Purchase
--------


Application for a Contract

 If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.


Purchase Payments


  A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $25,000 whether the Contract is bought as a Non-Qualified Contract or as part of a 403(b) plan, Tax-Sheltered Annuity or an Individual Retirement Annuity (IRA). We reserve the right to issue a Contract for less than $25,000 with our approval. The maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.


  Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.


  If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your Adviser), or death benefits until instructions are received from the appropriate regulator.


Allocation of Purchase Payments


  You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect, including any allocation to an Asset Allocation Model, when We receive the Purchase Payment. Please make sure these are kept current to ensure your Purchase Payments are applied correctly. Allocation percentages must be in whole numbers. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios. See "Expenses - Low Cost Fund Platform Fee" for further details.


  Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options
------------------

Investment Portfolios

  The Contract offers various Sub-accounts, each of which

--------------------------------------------------------------------------------

invests exclusively in an Investment Portfolio listed in Appendix A of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future.


  You should read the summary prospectus or prospectus for an Investment Portfolios carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper. They are, however, available on Our Website. See Appendix A which contains the investment objective for each Investment Portfolio.


  The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

  A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

  Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

  Certain investment options may only be available to you if you retain certain Investment Advisors.

Administrative, Marketing and Support Services Fees


  Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.60% annually of the average net assets of an Investment Portfolio attributable to the relevant contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

Selection of Investment Portfolios

  The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company reviews each Investment Portfolio periodically after it is selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.

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Fixed Account

  No fixed account is available during the Accumulation Period.

Voting Rights

  Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

  It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.


Asset Allocation Models (MAx Managed Models)


For an additional fee, the Company's affiliate JNF Advisors, Inc., a registered investment advisor, ("JNF Advisors"), offers the Jefferson National Models powered by CAPTRUST. The Company also offers the following Asset Allocation Models sponsored by Braver Wealth Management, LLC, CMG Capital Management Group, Inc. and Envestnet Asset Management, Inc. The Company is not affiliated with the sponsors of these Asset Allocation Models.

  A listing of the Asset Allocation Models currently available and the current annual fees charged for each are listed below:

--------------------------------------------------------------------------------
   Braver Tactical Core Bond                                 1.00%
--------------------------------------------------------------------------------
   Braver Tactical Opportunity                               1.00%
--------------------------------------------------------------------------------
   Braver Tactical Sector Rotations                          1.00%
--------------------------------------------------------------------------------
   Braver Tactical Balanced                                  1.00%
--------------------------------------------------------------------------------
   CMG Opportunistic All Asset Strategy                      1.50%
--------------------------------------------------------------------------------
   CMG System Research Treasury Bond Program                 1.50%
--------------------------------------------------------------------------------
   CMG Scotia Partners Growth S&P Plus Program               1.50%
--------------------------------------------------------------------------------
   JNL Conservative                                          0 .50%
--------------------------------------------------------------------------------
   JNL Moderate                                              0 .50%
--------------------------------------------------------------------------------
   JNL Moderate Growth                                       0.50%
--------------------------------------------------------------------------------
   JNL Growth                                                0.50%
--------------------------------------------------------------------------------
   JNL Aggressive                                            0.50%
--------------------------------------------------------------------------------
   PMC Aggressive Portfolio                                  0.45%
--------------------------------------------------------------------------------
   PMC Growth Portfolio                                      0.45%
--------------------------------------------------------------------------------
   PMC Moderate Growth Portfolio                             0.45%
--------------------------------------------------------------------------------
   PMC Moderate Portfolio                                    0.45%
--------------------------------------------------------------------------------
   PMC Conservative Growth Portfolio                         0.45%
--------------------------------------------------------------------------------
   PMC Conservative Portfolio                                0.45%
--------------------------------------------------------------------------------
   PMC Capital Preservation Portfolio                        0.45%
--------------------------------------------------------------------------------
   PMC Paradigm Aggressive Portfolio                         0.50%
--------------------------------------------------------------------------------
   PMC Paradigm Growth                                       0.50%
--------------------------------------------------------------------------------
   PMC Paradigm Moderate Growth                              0.50%
--------------------------------------------------------------------------------
   PMC Paradigm Moderate                                     0.50%
--------------------------------------------------------------------------------
   PMC Paradigm Conservative Growth                          0.50%
--------------------------------------------------------------------------------
   PMC Paradigm Conservative                                 0.50%
--------------------------------------------------------------------------------
   PMC Paradigm Capital Preservation                         0.50%
--------------------------------------------------------------------------------


  An Investment Advisor must be advising your Contract and the appropriate program agreements must be executed in order to elect an Asset Allocation Model. In addition to the Asset Allocation Model fee, the fees of the Investment Portfolios, and any applicable Low Cost Platform Fund fees within the selected Asset Allocation Models, your Investment Advisor may charge an advisory fee. The Asset Allocation Models offered, and the fees charged, may change at any time without notice.

  At any time, you may allocate some or all of your Contract Value to one or more Asset Allocation Models. After investing in the Asset Allocation Model Program, you must remain invested in one or more Asset Allocation Models for at least 30 days, unless you request a full surrender. This section only applies to any Contract Value allocated to a model. If you elect an Asset Allocation Model, the model you elect will determine which investment choices your Contract Value is invested in and how much of your Contract Value is allocated to each investment choice. The models are dynamic which means the underlying investment allocations within each model may and probably will change over time. Whenever a model changes, your Contract Value will be reallocated to match the revised model allocation. Since the change to these allocations are made automatically, you may or may not agree with the changes and the changes could result in your Contract Value decreasing more or increasing less than if you had invested in a different manner. The availability of these models will be reviewed at least quarterly and could change at any time.

  Please note, the Low Cost Fund Platform Fees typically charged on Contract Value invested in certain Investment Portfolios are charged when these Portfolios are included in an Asset Allocation Model. Since JNF Advisors, Inc. is an affiliate of the Company, one of the many factors that may be used in choosing Investment Portfolios to be included in the JNL Models, is the marketing, administrative and other support services fees paid by the Investment Portfolio to the Company. Furthermore, the Company receives a fee from the sponsors of the other Asset Allocation Models for distribution and administrative services. Given JNF Advisors is affiliated with the Company and profits from certain of the Asset Allocation Models, a conflict of interest may arise between the Company and JNF Advisors in selecting the Investment Portfolios for inclusion in these Asset Allocation Models.

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  Participation in a model does not assure a profit and does not protect you against loss. For a detailed description of the available models, contact Us or any Investment Advisor you have selected. By electing one or more of these models, you are retaining the Sponsor to invest the dollars allocated to the model on your behalf. Your Investment Advisor will be required to enter into a separate agreement with the Sponsor, describing the terms of the program.


  The minimum initial contribution to an asset allocation model without our consent is $10,000.

  While participating in a model You may transfer your Contract Value by changing models.

  We reserve the right to terminate your participation at our discretion, including, but not limited to, breach of the agreement by your Investment Advisor entered into with the Sponsor, or for non-payment of Asset Allocation Model Fees.

  Additionally, we will terminate your participation in the Asset Allocation
Models:

    o if your contract value in an asset allocation model drops below $5,000, not including market movements. If this occurs, your money will be retained in the same Portfolios but outside of the Asset Allocation Model, and will not reflect any subsequent changes in the model.

    o if you apply your full Contract Value to an annuity option;

    o if you withdraw the total Contract Value;

    o upon notification of death;

    o if the Owner is no longer advised by an Investment Advisor;

    o if you, or your Investment Advisor, request that we terminate your participation in the program or

    o If you terminate your participation in the program more than once, the Company reserves the right to no longer allow you to participate.

Transfers
---------


  You can transfer money among the Investment Portfolios, subject to the rules applicable if you are transferring money allocated to the Asset Allocation Models. See "Investment Options - Asset Allocation Models" for further details. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Investment Portfolios. See "Expenses - Low Cost Fund Platform Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.

  EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A for a list of Investment Portfolios with early cut-off times. This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals. If you are participating in an Asset Allocation Model, and that model contains an Investment Portfolio(s)with an early cut-off, the earliest time will be applicable for the model.


  TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:

  1. Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

  2. Your request for transfer must clearly state how much the transfer is for.

  3. Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

     a. the requirement of a minimum time period between each transfer;

     b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

     c. limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

  4. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.



This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits

  The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

  We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

  o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or


  o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the

--------------------------------------------------------------------------------


    Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

  o We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or


  o the requested transaction violates Our administrative rules designed to detect and prevent market timing.


  The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, or in the view of an investment advisor to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.


  We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

   SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

  The insurance-dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

  As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.


   FREQUENT TRADING. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are also able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.

  If a current or future transfer request is restricted or denied in accordance with our administrative procedures, the person placing the transfer request will be notified (you, or your Investment Advisor). The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.

  In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).


Dollar Cost Averaging Program

  The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

  Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the

--------------------------------------------------------------------------------
DCA Program.



  There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios. For further information, see "Expenses - Low Cost Fund Platform Fee".


  Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program


  Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Investment Portfolios. For further information, see "Expenses - Low Cost Fund Platform Fee".


  EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

Advisory Fee Withdrawals

  Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

  Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution, may be included in gross income for federal tax purposes, and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

  If You elect to participate in an Asset Allocation Model, you will retain Jefferson National's affiliate, JNF Advisors, Inc., or other model sponsors, as your Investment Advisor. Therefore, Asset Allocation Model Fees will be deemed to be Investment Advisor fees subject to the rules described above.

403(b) Plans
------------


  Upon Company approval, 403(b) plans may be accepted. Without Company approval, We will not accept participant plans which do not meet the minimum requirement of a $25,000 initial contribution. Loan provisions do not apply. Certain Investment Portfolios may not be available within a 403(b) plan.


  Restrictions Under Section 403(b) Plans:

If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:

  (1) when you attain age 59 1/2,

  (2) when you separate from service,

  (3) when you die,

  (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

  (5) in the case of hardship, or

  (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

  - salary reduction contributions made after December 31, 1988

  - income attributable to such contributions, and

  - income attributable to amounts held as of December 31, 1988

Tax penalties may also apply.

Expenses
--------

  There are charges and other expenses associated with the Contract that reduce the return on your investment in the

--------------------------------------------------------------------------------

Contract. These charges and expenses are:

Subscription Fee


  We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the contracts. This fee is deducted from the money market Investment Portfolios you are invested in, pro rata. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata. The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the applicable portion of the fee at death and upon full surrender of the Contract. No portion of the Subscription Fee will be deducted from the Asset Allocation Model unless the value of the contract outside the Asset Allocation Models is insufficient. The Company reserves the right to waive the Subscription Fees in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.

  Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios on which the Company charges the Low Cost Fund Platform Fee.


Contract Maintenance Charge

  We impose no other contract maintenance charge.


Low Cost Fund Platform Fee

  The Company imposes a Low Cost Fund Platform Fee, in the amount of .05% - 0.35% annually on Contract Value invested in certain Investment Portfolios. This fee is deducted daily by reducing the number of Accumulation Units in your Contract. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Investment Portfolios for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company's Website or upon request.

--------------------------------------------------------------------------------
                  Low Cost Fund Platform Fee Portfolios: 0.35%
--------------------------------------------------------------------------------
DFA VA Global Bond            DFA VA                   DFA VA
                              International Small      International
                                                       Value
--------------------------------------------------------------------------------
DFA VA Short-Term Fixed       DFA VA US Large          DFA VA US
                              Value                    Targeted Value
--------------------------------------------------------------------------------
Dreyfus Stock Index           Nationwide VIT Bond      Nationwide VIT
                              Index                    International
                                                       Index
--------------------------------------------------------------------------------
Nationwide VIT Mid Cap        Nationwide VIT S&P        Nationwide VIT
Index                         500 Index                 Small Cap Index
--------------------------------------------------------------------------------
Vanguard Balanced             Vanguard Capital         Vanguard
                              Growth                   Diversified Value
--------------------------------------------------------------------------------
Vanguard Equity Income        Vanguard Equity          Vanguard Growth
                              Index
--------------------------------------------------------------------------------
Vanguard High Yield Bond      Vanguard                 Vanguard Mid-Cap
                              International            Index
--------------------------------------------------------------------------------
Vanguard REIT Index           Vanguard Short-Term      Vanguard Small
                              investment Grade         Company Growth
--------------------------------------------------------------------------------
                  Low Cost Fund Platform Fee Portfolios: 0.10%
--------------------------------------------------------------------------------
TOPS Aggressive Growth        TOPS Balanced ETF         TOPS Capital
ETF (Class 1)(1)              (Class 1)(1)              Preservation ETF
                                                        (Class 1)(1)
--------------------------------------------------------------------------------
TOPS Growth ETF               TOPS Managed Risk         TOPS Managed Risk
(Class 1)(1)                  Balanced ETF              Growth ETF
                              (Class 1)(1)              (Class 1)(1)
--------------------------------------------------------------------------------
TOPS Managed Risk             TOPS Moderate
Moderate Growth ETF           Growth ETF (Class 1)(1)
(Class 1)(1)
--------------------------------------------------------------------------------

This list may change at any time without notice. Certain Low Cost Fund Platform Fee Investment Portfolios may only be available if you have hired an Investment Advisor that is approved for such Investment Portfolio. We will provide a list of these Investment Portfolios upon request. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Investment Portfolios on which the Company charges the Low Cost Fund Platform Fee.


Asset Allocation Model Fee


  The Company provides certain Asset Allocation Models for an additional charge. The models and the current annual expenses are listed below:


--------------------------------------------------------------------------------
   Braver Tactical Core Bond                                      1.00%
--------------------------------------------------------------------------------
   Braver Tactical Opportunity                                    1.00%
--------------------------------------------------------------------------------
   Braver Tactical Sector Rotation                                1.00%
--------------------------------------------------------------------------------
   Braver Tactical Balanced                                       1.00%
--------------------------------------------------------------------------------
   CMG Opportunistic All Asset Strategy                           1.50%
--------------------------------------------------------------------------------
   CMG System Research Treasury Bond Program                      1.50%
--------------------------------------------------------------------------------
   CMG Scotia Partners Growth S&P Plus Program                    1.50%
--------------------------------------------------------------------------------


(1) The Low Cost Fund Platform Fee for these funds is .10%. Share Class II TOPS funds are also available, which carry no Low Cost Fund Platform Fees. However, the fund expense ratios may be higher (see the underlying fund prospectus for details).

--------------------------------------------------------------------------------
   JNL Conservative                                               0.50%
--------------------------------------------------------------------------------
   JNL Moderate                                                   0.50%
--------------------------------------------------------------------------------
   JNL Moderate Growth                                            0.50%
--------------------------------------------------------------------------------
   JNL Growth                                                     0.50%
--------------------------------------------------------------------------------
   JNL Aggressive                                                 0.50%
--------------------------------------------------------------------------------
   PMC Aggressive Portfolio                                       0.45%
--------------------------------------------------------------------------------
   PMC Growth Portfolio                                           0.45%
--------------------------------------------------------------------------------
   PMC Moderate Growth Portfolio                                  0.45%
--------------------------------------------------------------------------------
   PMC Moderate Portfolio                                         0.45%
--------------------------------------------------------------------------------
   PMC Conservative Growth Portfolio                              0.45%
--------------------------------------------------------------------------------
   PMC Conservative Portfolio                                     0.45%
--------------------------------------------------------------------------------
   PMC Capital Preservation Portfolio                             0.45%
--------------------------------------------------------------------------------
   PMC Paradigm Aggressive Portfolio                              0.50%
--------------------------------------------------------------------------------
   PMC Paradigm Growth                                            0.50%
--------------------------------------------------------------------------------
   PMC Paradigm Moderate Growth                                   0.50%
--------------------------------------------------------------------------------
   PMC Paradigm Moderate                                          0.50%
--------------------------------------------------------------------------------
   PMC Paradigm Conservative Growth                               0.50%
--------------------------------------------------------------------------------
   PMC Paradigm Conservative                                      0.50%
--------------------------------------------------------------------------------
   PMC Paradigm Capital Preservation                              0.50%
--------------------------------------------------------------------------------

  The fees will be deducted quarterly, or upon exit of the program, as a percentage of the average daily contract value invested in the Asset Allocation Models. The Asset Allocation Model Fee will be deducted on a pro-rata basis from the Portfolios in the models. The Asset Allocation Models offered may change at any time without notice. See "Investment Options - Asset Allocation Models" for more details. The Asset Allocation Model Fee is paid to the model sponsor via a withdrawal from your Contract. See "Transfers-Advisory Fee Withdrawals" for more information regarding the tax implications of these withdrawals.

Investment Portfolio Operating Expenses

  There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.


Transfer Fee


  We impose no transfer fee for transfers made during the Accumulation Period or Annuity Period. We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance. Any such fee would be used to recoup the cost of administering the transfer.


Premium Taxes

  Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Income Taxes


  Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.


Contract Value
--------------

  Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.

Accumulation Units

  Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day.

  The value of an Accumulation Unit may go up or down from Business Day to Business Day.


  When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Low Cost Fund Platform Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.


  We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.


  EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio, which is not a Low Cost Fund Platform Fee Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on

--------------------------------------------------------------------------------
Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

Access To Your Money

  You can have access to the money in your Contract:

  1. by making a withdrawal (either a partial or a complete withdrawal);

  2. by electing to receive Annuity Payments; or

  3. when a death benefit is paid to your Beneficiary.

  Withdrawals can only be made during the Accumulation Period.


  When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription fees and less any applicable Asset Allocation Model Fees.

  All partial withdrawals will be withdrawn from the Investment Portfolios (including, if applicable, Investment Portfolios in an Asset Allocation Model) on a pro-rata basis unless you instruct Us otherwise.


  Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.

  A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

Systematic Withdrawal Program

  The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, including those being used as part of an asset allocation model, unless you instruct Us otherwise.


  You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.


  Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Suspension of Payments or Transfers

  We may be required to suspend or postpone withdrawals or transfers for any period when:

  1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

  2. trading on the New York Stock Exchange is restricted;

  3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;

  4. during any other period when the SEC, by order, so permits for the protection of owners.

  If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit
-------------

Upon Your Death During the Accumulation Period

If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. The terms of the payment of the death benefit will be controlled by Internal Revenue Code Section 72(s) and its regulations for non-qualified contracts or Internal Revenue Code Section 401(a)(9) and its regulations for qualified contracts.

  The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The death benefit proceeds will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the death benefit or until new instructions are given by the beneficiary.

Standard Death Benefit Amount During the Accumulation Period


  The Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes and Asset Allocation Model Fees, at the time we receive due proof of death and a payment election.


Payment of the Death Benefit During the Accumulation Period


  Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options).


  OPTION 1 --lump sum payment of the Death Benefit Amount; or

  OPTION 2 --the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

  OPTION 3 --payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.

  Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

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  o continue the Contract in his or her own name at the then current Death
    Benefit Amount;

  o elect a lump sum payment of the Death Benefit Amount; or

  o apply the Death Benefit Amount to an Annuity Option.


  A "spouse" is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse.

If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.


Death of Contract Owner During the Annuity Period

  If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

  If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

  Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Annuity Payments (The Annuity Period)
-------------------------------------

  Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.


  You can select any Annuity Date provided it is a date after the end of the Free Look Period. The Annuity Date must be at least two (2) years after the Contract issue date, unless you purchase a Florida contract (which is 12 months from the date you purchase the contract), but may not be later than the Maximum Maturity Date.


  The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. The terms of this required annuitization may vary by state. For a Contract held as an IRA, once you attain age 70 1/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

  You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.


  During the Annuity Period, you may only choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account). If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.


Annuity Payment Amount


  On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee, and if applicable, the Asset Allocation Model Fee, will be applied under the Annuity Option you selected.

  Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.


  Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

  You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

  OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment.

  OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining

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Annuity Payments (as of the date of proof of death).

  OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).


  OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments we will make to the survivor can be equal to 100%, 66% or 50% of the amount that we would have paid if both were alive.

Taxes
-----

  NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.


  The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.


Annuity Contracts in General

  When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

  Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

  Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

  Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

  Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

  Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, 403(b), SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime; therefore, the required beginning date is not applicable to Roth IRAs.

  If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

  For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either

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taxable or nontaxable, depending upon whether they are "qualified distributions"
or "non-qualified distributions".

  Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

  Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

  The following discussion generally applies to Contracts owned by natural persons.

  Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, including withdrawals to pay your Investment Advisor or deductions of the fees imposed if you select an Asset Allocation Model, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

  Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

  o made on or after the taxpayer reaches age 59 1/2;

  o made on or after the death of an Owner;

  o attributable to the taxpayer's becoming disabled; or

  o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

  Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

  Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

  Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


  Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

  Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

  Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

  Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange, the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.


  Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Value from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.


  In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be

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considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.


  Contracts such as this one, with more than 20 underlying fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different underlying fund options and the fact that some underlying funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options and based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.


  At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

  The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

  Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


Medicare Tax

  Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items). The new 3.8% Medicare tax is imposed on the lesser of:

    1. the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or

    2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRA's, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.


Seek Tax Advice

  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the

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applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


  Possible Tax Law Changes

  Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

  We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information
-----------------

Legal Proceedings

  Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.


Abandoned Property Requirements

  Every state has unclaimed property laws that generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the Death Benefit Amount is due and payable. For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Escheatment is the formal, legal name for this process. However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.

Proof of Age and Survival

  The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

  If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.

Changes to Comply with Law and Amendments

  The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.


  The Separate Account

  We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

  The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

  Where permitted by law, we may:

  o create new Separate Accounts;

  o combine separate accounts, including combining the Separate Account with another separate account established by the Company;

  o transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

  o transfer the Separate Account to another insurance company;

  o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

  o make the Sub-accounts available under other policies we issue;

  o add new Investment Portfolios or remove existing Investment Portfolios;

  o substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer


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    appropriate in light of the purposes of the Separate Account;

  o deregister the Separate Account under the Investment Company Act of 1940;
    and

  o operate the Separate Account under the direction of a committee or in another form.

Distributor

  Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.


  We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or Investment Advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.


Financial Statements

  Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

  The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

  The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 and the financial statements of Jefferson National Life Annuity Account G as of December 31, 2012 and for each of the two years in the period ended December 31, 2012 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                     Appendix A: Investment Options
---------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                                  Objective                            Early Cut
                                                                                                                          Off *
---------------------------------------------------------------------------------------------------------------------------------
Advisors Preferred Trust
---------------------------------------------------------------------------------------------------------------------------------
Gold Bullion Strategy                                     Returns that reflect the performance of the price of
                                                          Gold Bullion
---------------------------------------------------------------------------------------------------------------------------------
Alger Portfolios
---------------------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation (Class I-2)                    Long term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth (Class I-2)                        Long term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth (Class I-2)                          Long term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Dynamic Asset Allocation (Class B)  Total return.
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Global Thematic Growth (Class B)    Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income (Class A)         Long term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Growth (Class B)      Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value (Class B)       Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap Value (Class B)       Long term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
ALPS Variable Investment Trust
---------------------------------------------------------------------------------------------------------------------------------
ALPS/Alerian Energy Infrastructure (Class III)            Investment results that correspond generally with Alerian
                                                          Energy Infrastructure Index.
---------------------------------------------------------------------------------------------------------------------------------
Ibbotson Aggressive Growth ETF Asset Allocation           Capital appreciation.
(Class II)
---------------------------------------------------------------------------------------------------------------------------------
Ibbotson Balanced ETF Asset Allocation (Class II)         Capital appreciation and some current income.
---------------------------------------------------------------------------------------------------------------------------------
Ibbotson Conservative ETF Asset Allocation (Class II)     Current income and preservation of capital.
---------------------------------------------------------------------------------------------------------------------------------
Ibbotson Growth ETF Asset Allocation (Class II)           Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Ibbotson Income & Growth ETF Asset Allocation (Class II)  Current income and capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced (Class I)                    Long-term capital growth & current income.
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth (Class I)             Capital appreciation.  Income is secondary.
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection (Class II)       Long-term total return to protect against U.S. inflation.
---------------------------------------------------------------------------------------------------------------------------------
American Century VP International (Class I)               Capital growth.
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value (Class I)         Long-term capital growth.  Income is a secondary objective.
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value (Class I)               Long-term capital growth. Income is a secondary objective.
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra (Class I)                       Long-term capital growth.
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Value (Class I)                       Long-term capital growth over time.  Income is secondary.
---------------------------------------------------------------------------------------------------------------------------------
American Funds Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation                           High total return consistent with preservation of capital.
---------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth                Produce income exceeding the average yield on U.S. stocks and growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond                                       High level of current income with preservation of capital.
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Bond                                High level of total return.
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth                                     Growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income                              Long-term growth of capital and income.
---------------------------------------------------------------------------------------------------------------------------------
American Funds High-Income Bond                           High level of current income. Capital appreciation is
                                                          secondary.
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                         Long term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Asset Allocation              High total return.
---------------------------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Blue Chip Income & Growth     Produce income exceeding the average yield on U.S. stocks and growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Growth                        Growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Growth-Income                 Long term growth of capital and income.
---------------------------------------------------------------------------------------------------------------------------------
American Funds Managed Risk International                 Long term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
American Funds Mortgage                                   Current income and preservation of capital.
---------------------------------------------------------------------------------------------------------------------------------
Blackrock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Capital Appreciation (Class III)                Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Equity Dividend (Class III)                     Long-term total return and current income.
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation (Class III)                   High total investment return.
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                                  Objective                            Early Cut
                                                                                                                          Off *
---------------------------------------------------------------------------------------------------------------------------------
BlackRock High Yield (Class III)                          High level of current income; capital appreciation is a
                                                          secondary objective.
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Core (Class III)                      Long-term capital growth.
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Growth (Class III)                    Long-term capital growth.
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Large Cap Value (Class III)                     Long-term capital growth.
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Total Return (Class III)                        Total return that exceeds that of the Barclays Capital U.S.
                                                          Aggregate Bond Index.
---------------------------------------------------------------------------------------------------------------------------------
BlackRock U.S. Government Bond (Class III)                Total return.
---------------------------------------------------------------------------------------------------------------------------------
Columbia Management Investment Advisers, LLC
---------------------------------------------------------------------------------------------------------------------------------
Columbia VP - Select Large-Cap Value (Class I)            Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Columbia VP - Select Smaller-Cap Value (Class I)          Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Columbia VP - Seligman Global Technology (Class II)       Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Funds
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Commodity Return Strategy                   Total return.
---------------------------------------------------------------------------------------------------------------------------------
DFA Investment Dimensions Group, Inc.
---------------------------------------------------------------------------------------------------------------------------------
DFA VA Global Bond                                        Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
---------------------------------------------------------------------------------------------------------------------------------
DFA VA International Small                                Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
DFA VA International Value                                Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
DFA VA Short-Term Fixed                                   Stable real return in excess of the rate of inflation with minimum risk.
---------------------------------------------------------------------------------------------------------------------------------
DFA VA US Large Value                                     Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
DFA VA US Targeted Value                                  Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Direxion Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond                               Maximize total return (income plus capital appreciation).
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value (Initial)                 Long-term capital growth.
---------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Investment Portfolios
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index                             To match the performance of the S&P Small Cap 600 Index.
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth                       Capital growth with current income as a secondary goal.
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                                       To match the performance of the S&P 500 Index.
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income                       High level of current income.
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance VT Large-Cap Value                            Total return.
---------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond II (Primary)                   High current income.
---------------------------------------------------------------------------------------------------------------------------------
Federated Kaufmann II (Service)                           Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Federated Managed Tail Risk II                            Long Term Growth of Capital
---------------------------------------------------------------------------------------------------------------------------------
Federated Managed Volatility II                           High current income and moderate capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced (Service 2)                         Income and capital growth consistent with reasonable risk.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund (Service 2)                       Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Disciplined Small Cap (Service 2)            Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income (Service 2)                    Reasonable income and capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on securities comprising the Standard & Poor's 500 Index.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth (Service 2)                           Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income (Service 2)                  High total return through a combination of current income and capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities (Service 2)             Capital growth.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income (Service 2)                      High level of current income, while also considering growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP International Capital Appreciation           Capital appreciation.
(Service 2)
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                                  Objective                            Early Cut
                                                                                                                          Off *
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond (Service 2)            High a level of current income as is consistent with the
                                                          preservation of capital.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap (Service 2)                          Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas (Service 2)                         Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Real Estate (Service 2)                      Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 Index.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Strategic Income (Service 2)                 High level of current income. The fund may also seek capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Target Volatility (Service 2)                Total return.
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value (Service 2)                            Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
First Eagle Variable Funds
---------------------------------------------------------------------------------------------------------------------------------
First Eagle Overseas Variable Fund                        Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
Franklin Global Real Estate (Class 2)                     High total return.
---------------------------------------------------------------------------------------------------------------------------------
Franklin High Income (Class 2)                            High level of current income with capital appreciation as a secondary goal.
---------------------------------------------------------------------------------------------------------------------------------
Franklin Income (Class 2)                                 To maximize income while maintaining prospects for capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares (Class 2)                          Capital appreciation with income as its secondary goal.
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income (Class 2)                       To earn a high level of current income with capital
                                                          appreciation over the long term as its secondary goal.
---------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government (Class 2)                        Income.
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Securities (Class 2)                High current income, consistent with preservation of capital.
                                                          Capital appreciation is a secondary consideration.
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Markets Navigator                Achieve investment results that approximate the performance of the GS Global Markets Navigator Index.
---------------------------------------------------------------------------------------------------------------------------------
Guggenheim Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT CLS AdvisorOne Amerigo                      Long-term growth of capital without regard to current
                                                          income.
---------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT CLS AdvisorOne Clermont                     Current income and growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT CLS AdvisorOne Select Allocation            Growth of capital and total return.
---------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT Floating Rate Strategies (Series F)         High level of current income while maximizing total return.
---------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT Global Managed Futures Strategy             To generate positive total returns over time.
---------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT High Yield (Series P)                       High current income. Capital appreciation is a secondary
                                                          objective.
---------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT Macro Opportunities (Series M)              Total return comprised of current income and capital
                                                          appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT Multi-Hedge Strategies                      Capital appreciation consistent with the return and risk
                                                          characteristics of the hedge fund universe. Secondary
                                                          objective is to achieve these returns with low correlation to and less volatility than equity indices.
---------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT Small Cap Value (Series Q)                  Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT StylePlus Large Growth (Series Y)           Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT StylePlus Mid Growth (Series J)             Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT U.S. Long Short Momentum                    Long term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT U.S. Total Return Bond (Series E)           Current income.
---------------------------------------------------------------------------------------------------------------------------------
Guggenheim VT World Equity Income Fund  (Series D)        Total return consisting of capital appreciation and income.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Banking                                          Capital appreciation.                                           3:35PM
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials                                  Capital appreciation.                                           3:35PM
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Biotechnology                                    Capital appreciation.                                           3:35PM
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Commodities Strategy                             Long-term capital appreciation thru investments in              3:35PM
                                                          commodity-linked instruments.
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                                  Objective                            Early Cut
                                                                                                                          Off *
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer Products                                Capital appreciation.                                           3:35PM
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy                                  Investment results that match 200% of the performance of        3:45PM
                                                          the Dow Jones Industrial Average (DJIA) Index on a daily
                                                          basis.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Electronics                                      Capital appreciation.                                           3:35PM
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy                                           Capital appreciation.                                           3:35PM
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Services                                  Capital appreciation.                                           3:35PM
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Europe 1.25x Strategy                            Investment results that correlate to the daily price            3:45PM
                                                          movement of the Dow Jones Stoxx 50 Index.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial Services                               Capital appreciation.                                           3:35PM
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond 1.2x Strategy               Investment results that correspond to a benchmark for U.S.      3:45PM
                                                          gov't securities.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care                                      Capital appreciation.                                           3:35PM
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet                                         Capital appreciation.                                           3:35PM
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow 2x Strategy                          Investment returns that inversely correlate to the daily        3:45PM
                                                          performance of the DJIA.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Strategy            Total returns that inversely correlate to the daily price       3:45PM
                                                          movement of the Long Treasury Bond.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Mid-Cap Strategy                         Investment returns that inversely correlate to the daily        3:45PM
                                                          performance of the S&P MidCap 400 Index.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse NASDAQ-100 Strategy                      Investment returns that inversely correlate to the              3:45PM
                                                          performance of the NASDAQ 100 Index.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Russell 2000 Strategy                    Investment returns that inversely correlate to the daily        3:45PM
                                                          performance of the Russell 2000 Index.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Strategy                         Investment returns that inversely correlate to the daily        3:45PM
                                                          performance of the S&P 500 Index.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Japan 2x Strategy                                Investment results that correlate to the performance of a       3:45PM
                                                          specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the
                                                          "underlying index").
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure                                          Capital appreciation.                                           3:35PM
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid-Cap 1.5x Strategy                            Investment results that correlate to the performance of a       3:45PM
                                                          specific benchmark for mid-cap securities.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100 2x Strategy                           Investment returns that match 200% of the performance of        3:45PM
                                                          the NASDAQ 100 Index on a daily basis.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-100 Strategy                              Investment returns that correspond to a benchmark for           3:45PM
                                                          over-the-counter securities.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova                                             Investment results that match the performance of a specific     3:45PM
                                                          benchmark on a daily basis.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious Metals                                  Capital appreciation.                                           3:35PM
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate                                      Capital appreciation.                                           3:35PM
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing                                        Capital appreciation.                                           3:35PM
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000 1.5x Strategy                       Investment results that correlate to the performance of a       3:45PM
                                                          specific benchmark for small-cap securities.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000 2x Strategy                         Investment results that match the performance of the            3:45PM
                                                          Russell 2000 Index.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x Strategy                              Investment results that match 200% of the performance of        3:45PM
                                                          the S&P 500 index on a daily basis.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure Growth                              Investment returns that correlate to the performance of the     3:45PM
                                                          S&P 500/Citigroup Pure Growth Index.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 Pure Value                               Investment returns that correlate to the performance of the     3:45PM
                                                          S&P 500/Citigroup Pure Value Index.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap 400 Pure Growth                       Investment returns that correlate to the performance of the     3:45PM
                                                          S&P 400/Citigroup Pure Growth Index.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P MidCap 400 Pure Value                        Investment returns that correlate to the performance of the     3:45PM
                                                          S&P 400/Citigroup Pure Value Index.
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                                  Objective                            Early Cut
                                                                                                                          Off *
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap 600 Pure Growth                     Investment returns that correlate to the performance of the     3:45PM
                                                          S&P SmallCap 600/Citigroup Pure Growth Index.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P SmallCap 600 Pure Value                      Investment returns that correlate to the performance of the     3:45PM
                                                          S&P SmallCap 600/Citigroup Pure Value Index.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Strengthening Dollar 2x Strategy                 To match the performance of a specific benchmark on a daily     3:45PM
                                                          basis. The current benchmark is 200% of the US Dollar
                                                          Index.
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Technology                                       Capital appreciation.                                           3:35PM
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Telecommunications                               Capital appreciation.                                           3:35PM
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Transportation                                   Capital appreciation.                                           3:35PM
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities                                        Capital appreciation.                                           3:35PM
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Weakening Dollar 2X Strategy                     To match the performance of a specific benchmark on a daily     3:45PM
                                                          basis. The current benchmark is 200% of the inverse
                                                          performance of the US Dollar Index.
---------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Balanced-Risk Allocation (Series II)         Total return with a low to moderate correlation to traditional financial market indices.
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Comstock (Series I)                          Capital growth and income through investments in equity
                                                          securities, including common stocks, preferred stocks and
                                                          securities convertible into common and preferred stocks.
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity (Series I)                       Long term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend (Series I)              Reasonable current income and long-term growth of income
                                                          and capital.
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income (Series I)                 Capital appreciation and current income.
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care (Series I)                Long term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate (Series I)                Total return through growth of capital and current income.
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Government Securities (Series I)             Total return, comprised of current income and capital
                                                          appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income (Series I)                 Long term growth of capital and income.
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. High Yield (Series I)                        Total return, comprised of current income and capital
                                                          appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth (Series I)              Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity (Series II)              Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Money Market (Series I)                      Current income as is consistent with preservation of capital and daily liquidity.
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology (Series I)                        Capital growth and income.
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities (Series II)              Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Ivy Funds Variable Insurance Portfolios
---------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Asset Strategy (Class A)                    Total return.
---------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Balanced (Class A)                          Total return through a combination of capital appreciation and current income.
---------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Bond (Class A)                              Current income consistent with preservation of capital.
---------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Energy (Class A)                            Capital growth and appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Global Bond (Class A)                       A high level of current income. Capital appreciation is a
                                                          secondary objective.
---------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Global Natural Resources (Class A)          Capital growth and appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP High Income (Class A)                       Total return through a combination of high current income and capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Limited Term Bond (Class A)                 Current income consistent with preservation of capital.
---------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Mid Cap Growth (Class A)                    Growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Science and Technology (Class A)            Growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Value (Class A)                             Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced (Institutional)                      Long-term capital growth, consistent with preservation of
                                                          capital and balanced by current income.
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise (Institutional)                    Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond (Service)                       Maximum total return, consistent with preservation of
                                                          capital.
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty (Institutional)                         Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Research (Institutional)               Long term growth of capital in a manner consistent with the preservation of capital.
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                                  Objective                            Early Cut
                                                                                                                          Off *
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology (Service)                   Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Fund (Institutional)                    Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas (Institutional)                      Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Perkins Mid Cap Value (Institutional)         Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Series, Inc.
---------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Emerging Markets Equity                 Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement International Equity                    Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Multi-Asset Targeted Volatility         Total return with volatility of approximately 10% over a full market cycle.
---------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small-Mid Cap Equity               Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Strategic Equity                   Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Aggressive Growth (Class I)          Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable All Cap Value (Class I)              Long-term capital growth with current income a secondary
                                                          consideration.
---------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Equity Income (Class I)              High level of current income, with long-term capital
                                                          appreciation as its secondary objective.
---------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Growth (Class I)           Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Small Cap Growth (Class II)          Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Dynamic Multi-Strategy (Class II)              The highest total return (a combination of income and
                                                          long-term capital appreciation) over time, consistent with its asset mix; seeking to reduce volatility is a secondary objective.
---------------------------------------------------------------------------------------------------------------------------------
Western Asset Variable  Global High Yield Bond (Class I)  To maximize total return, consistent with the preservation of capital.
---------------------------------------------------------------------------------------------------------------------------------
Western Asset Variable Strategic Bond (Class I)           To maximize total return, consistent with the preservation of capital.
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture (Class VC)                     High current income and the opportunity for capital
                                                          appreciation to produce a high total return.
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Calibrated Dividend Growth  (Class VC)        Current income and capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Classic Stock  (Class VC)                     Growth of capital and growth of income consistent with
                                                          reasonable risk.
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income  (Class VC)                 Long-term growth of capital and income without excessive
                                                          fluctuations in market value.
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Opportunities  (Class VC)       Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Merger Fund VL
---------------------------------------------------------------------------------------------------------------------------------
The Merger Fund VL                                        Capital growth by engaging in merger arbitrage.
---------------------------------------------------------------------------------------------------------------------------------
Nationwide Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
Nationwide VIT Bond Index (Class Y)                       To match the performance of the Barclays U.S. Aggregate Index as closely as possible before the deduction of Fund expenses.
---------------------------------------------------------------------------------------------------------------------------------
Nationwide VIT International Index (Class Y)              To match the performance of the MSCI EAFE Index as closely as possible before the deduction of Fund expenses.
---------------------------------------------------------------------------------------------------------------------------------
Nationwide VIT Mid Cap Index (Class Y)                    Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Nationwide VIT S&P 500 Index (Class Y)                    Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Nationwide VIT Small Cap Index (Class Y)                  To match the performance of the Russell 2000 Index as closely as possible before the deduction of Fund expenses.
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Large Cap Value (Class I)            Long term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth (Class I)             Growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Intrinsic Value (Class I)    Growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Short Duration Bond (Class I)        Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small-Cap Growth (Class S)           Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Socially Responsive (Class I)        Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                                  Objective                            Early Cut
                                                                                                                          Off *
---------------------------------------------------------------------------------------------------------------------------------
Northern Lights Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
7Twelve Balanced Portfolio                                Superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
---------------------------------------------------------------------------------------------------------------------------------
BCM Decathlon Aggressive (Class 2)                        Income and capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
BCM Decathlon Conservative (Class 2)                      Income and capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
BCM Decathlon Moderate (Class 2)                          Income and capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Changing Parameters Portfolio                             Total return.
---------------------------------------------------------------------------------------------------------------------------------
Innealta Country Rotation (Class 2)                       Capital appreciation and current income, consistent with the preservation of capital.
---------------------------------------------------------------------------------------------------------------------------------
Innealta Sector Rotation (Class 2)                        Capital appreciation and current income, consistent with the preservation of capital.
---------------------------------------------------------------------------------------------------------------------------------
JNF Chicago Equity Partners Balanced                      Total return.
---------------------------------------------------------------------------------------------------------------------------------
JNF Chicago Equity Partners Equity                        Total return.
---------------------------------------------------------------------------------------------------------------------------------
Mariner Hyman Beck (Class 2)                              Income and capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Power Income (Class 2)                                    Total return from income and capital appreciation with capital preservation as a secondary objective.
---------------------------------------------------------------------------------------------------------------------------------
Probabilities Fund                                        Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
TOPS Aggressive Growth ETF (Class 1)                      Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
TOPS Balanced ETF (Class 1)                               Income and capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
TOPS Capital Preservation ETF (Class 1)                   Preserve capital and provide moderate income and moderate
                                                          capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
TOPS Capital Preservation ETF (Class 2)                   To preserve capital and provide moderate income and moderate capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
TOPS Growth ETF (Class 1)                                 Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Balanced ETF (Class 1)                  Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
---------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Balanced ETF (Class 2)                  Income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
---------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Growth ETF (Class 1)                    Capital appreciation with less volatility than the equity
                                                          markets as a whole.
---------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Growth ETF (Class 2)                    Capital appreciation with less volatility than the equity
                                                          markets as a whole.
---------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Moderate Growth ETF (Class 1)           Capital appreciation with less volatility than the equity
                                                          markets as a whole.
---------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Moderate Growth ETF (Class 2)           Capital appreciation with less volatility than the equity
                                                          markets as a whole.
---------------------------------------------------------------------------------------------------------------------------------
TOPS Moderate Growth ETF (Class 1)                        Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Vice Fund                                                 Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond/VA (Service)                        Total return.
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA (Service)                      Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Strategic Income/VA (Service)          Total return.
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth/VA (Service)             Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street /VA (Service)                     Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
PIMCO All Asset (Admin. Class)                            Maximum real return, consistent with preservation of real
                                                          capital and prudent investment management.
---------------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn Strategy (Admin. Class)         Maximum real return, consistent with prudent investment
                                                          management.
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond (Admin. Class)                Maximum total return, consistent with preservation of capital and prudent investment management.
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond - Unhedged (Admin. Class)              Maximum total return, consistent with preservation of capital and prudent investment management.
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond - US Dollar Hedged (Admin. Class)      Maximum total return, consistent with preservation of capital and prudent investment management.
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                                  Objective                            Early Cut
                                                                                                                          Off *
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Global Advantage Strategy Bond (Admin. Class)       Total return which exceeds that of its benchmarks, consistent with prudent investment management.
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Global Bond - Unhedged (Admin. Class)               Maximum total return, consistent with preservation of capital and prudent investment management.
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Global Diversified Allocation (Admin. Class)        To maximize risk-adjusted total return relative to a blend of
                                                          60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index.
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Global Multi-Asset (Admin. Class)                   Maximum long-term absolute return, consistent with prudent management of portfolio volatility.
---------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield (Admin. Class)                           Maximum total return, consistent with preservation of capital and prudent investment management.
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Long-Term U.S. Government (Admin. Class)            Maximum total return, consistent with preservation of capital and prudent investment management.
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Low Duration (Admin. Class)                         Maximum total return, consistent with preservation of capital and prudent investment management.
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return (Admin. Class)                          Maximum real return, consistent with preservation of real
                                                          capital and prudent investment management.
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Short-Term (Admin. Class)                           Maximum current income, consistent with preservation of
                                                          capital and daily liquidity.
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return (Admin. Class)                         Maximum total return, consistent with preservation of capital and prudent investment management.
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Unconstrained Bond (Admin. Class)                   Maximum long-term return, consistent with preservation of
                                                          capital and prudent investment management.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Bond VCT (Class II)                               Current income.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Disciplined Value VCT (Class II)                  Long term capital growth.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Emerging Markets VCT (Class II)                   Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT (Class II)                      Current income and long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT (Class II)                               Reasonable income and capital growth.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT (Class II)                         Maximize total return (income plus capital appreciation).
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT (Class II)                      Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Strategic Income VCT (Class II)                   A high level of current income.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds
---------------------------------------------------------------------------------------------------------------------------------
Access VP High Yield                                      Seeks to provide daily investment results that correspond       2:55PM
                                                          generally to the total return of the high yield market
                                                          consistent with maintaining reasonable liquidity.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Asia 30                                       Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the ProFunds Asia 30
                                                          Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Banks                                         Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Dow Jones U.S.
                                                          Banks Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Basic Materials                               Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Dow Jones U.S.
                                                          Basic Materials Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Bear                                          Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the inverse (opposite) of the daily
                                                          performance of the S&P 500.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Biotechnology                                 Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Dow Jones U.S.
                                                          Biotechnology Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Bull (Investor Class)                         Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the S&P 500.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Consumer Goods                                Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Dow Jones U.S.
                                                          Consumer Goods Index.
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                                  Objective                            Early Cut
                                                                                                                          Off *
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Consumer Services                             Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Dow Jones U.S.
                                                          Consumer Services Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Emerging Markets                              Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Bank of New York
                                                          Mellon Emerging Markets 50 ADR Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Europe 30                                     Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Pro-Funds Europe
                                                          30 Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Falling US Dollar                             Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the inverse (opposite) of the daily
                                                          performance of the U.S. Dollar Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Financials                                    Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Dow Jones U.S.
                                                          Financials Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Health Care                                   Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Dow Jones U.S.
                                                          Health Care Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Industrials                                   Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Dow Jones U.S.
                                                          Industrials Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP International                                 Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Morgan Stanley
                                                          Capital International Europe, Australasia and Far East
                                                          (MSCI EAFE) Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Internet                                      Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Dow Jones
                                                          Internet Composite Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Japan                                         Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Nikkei 225 Stock
                                                          Average.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Large-Cap Growth                              Seeks  investment results, before fees and expenses, that       3:50PM
                                                          correspond to the daily performance of the S&P
                                                          500/Citigroup Growth Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Large-Cap Value                               Seeks  investment results, before fees and expenses, that       3:50PM
                                                          correspond to the daily performance of the S&P
                                                          500/Citigroup Value Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Mid-Cap                                       Seeks  investment results, before fees and expenses, that       3:50PM
                                                          correspond to the daily performance of the S&P MidCap
                                                          400(R).
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Mid-Cap Growth                                Seeks  investment results, before fees and expenses, that       3:50PM
                                                          correspond to the daily performance of the S&P MidCap
                                                          400/Citigroup Growth Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Mid-Cap Value                                 Seeks  investment results, before fees and expenses, that       3:50PM
                                                          correspond to the daily performance of the S&P MidCap
                                                          400/Citigroup Value Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Money Market                                  Seeks a high level of current income consistent with            3:50PM
                                                          liquidity and preservation of capital.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP NASDAQ-100                                    Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the NASDAQ-100
                                                          Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Oil and Gas                                   Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Dow Jones U.S.
                                                          Oil and Gas Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Pharmaceuticals                               Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Dow Jones U.S.
                                                          Pharmaceuticals Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Precious Metals                               Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Dow Jones
                                                          Precious Metals Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Real Estate                                   Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Dow Jones U.S.
                                                          Real Estate Index.
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                                  Objective                            Early Cut
                                                                                                                          Off *
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Rising Rates Opportunity                      Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to one and one-quarter times (125%) the inverse
                                                          (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Semiconductor                                 Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Dow Jones U.S.
                                                          Semiconductors Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Short Emerging Markets                        Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the inverse (opposite) of the daily
                                                          performance of The Bank of New York Mellon Emerging Markets
                                                          50 ADR Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Short International                           Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the inverse (opposite) of the daily
                                                          performance of the MSCI EAFE Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Short Mid-Cap                                 Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the inverse (opposite) of the daily
                                                          performance of the S&P MidCap 400
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Short NASDAQ-100                              Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the inverse (opposite) of the daily
                                                          performance of the NASDAQ-100 Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Short Small-Cap                               Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the inverse (opposite) of the daily
                                                          performance of the Russell 2000 Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Small Cap                                     Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Russell 2000
                                                          Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Small-Cap Growth                              Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the S&P SmallCap
                                                          600/Citigroup Growth Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Small-Cap Value                               Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the S&P SmallCap
                                                          600/Citigroup Value Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Technology                                    Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Dow Jones U.S.
                                                          Technology Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Telecommunications                            Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Dow Jones U.S
                                                          Telecommunications Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP U.S. Government Plus                          Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to one and one-quarter times (125%) the daily
                                                          price movement of the most recently issued 30-year U.S.
                                                          Treasury Bond ("Long Bond").
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP UltraBull                                     Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to twice (200%) the daily performance of the S&P
                                                          500.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP UltraMid-Cap                                  Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to twice (200%) the daily performance of the S&P
                                                          MidCap 400.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP UltraNASDAQ-100                               Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to twice (200%) the daily performance of the
                                                          NASDAQ-100 Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP UltraShort NASDAQ-100                         Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to twice (200%) the inverse (opposite) of the
                                                          daily performance of the NASDAQ-100 Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP UltraSmall-Cap                                Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to twice (200%) the daily performance of the
                                                          Russell 2000 Index.
---------------------------------------------------------------------------------------------------------------------------------
ProFunds VP Utilities                                     Seeks investment results, before fees and expenses, that        3:50PM
                                                          correspond to the daily performance of the Dow Jones U.S.
                                                          Utilities Index.
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                                  Objective                            Early Cut
                                                                                                                          Off *
---------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Absolute Return 500 Fund (Class IB)             To earn a positive total return that exceeds the rate of
                                                          inflation by 500 basis points (or 5.00%) on an annualized
                                                          basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income (Class IB)           High current income with preservation of capital as its
                                                          secondary objective.
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income (Class IB)                   As high a level of current income as Putnam Investment
                                                          Management, LLC (Putnam Management) believes is consistent with preservation of capital.
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income (Class IB)                        Capital growth and current income.
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield (Class IB)                           High current income. Capital growth is a secondary goal when consistent with achieving high current income.
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income (Class IB)                               High current income consistent with what Putnam Management believes to be prudent risk.
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager (Class IB)                              Capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund
---------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap (Investment Class)                        Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
Royce Small-Cap (Investment Class)                        Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
SEI Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
SEI VP Balanced Strategy                                  Capital appreciation while maintaining broad equity and fixed income market participation.
---------------------------------------------------------------------------------------------------------------------------------
SEI VP Conservative Strategy                              Manage risk of loss while providing the opportunity for modest capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
SEI VP Defensive Strategy                                 Manage risk of loss while providing the opportunity for
                                                          limited capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
SEI VP Market Growth Strategy                             Capital appreciation while maintaining broad equity and fixed income market participation.
---------------------------------------------------------------------------------------------------------------------------------
SEI VP Market Plus Strategy                               Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
SEI VP Moderate Strategy                                  Capital appreciation, while managing the risk of loss.
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth (Class II)                 Long-term capital growth. Income is a secondary objective.
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                               Substantial dividend income as well as long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Health Sciences (Class II)                  Long term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Limited-Term Bond (Class II)                High level income consistent with moderate fluctuations of principle value.
---------------------------------------------------------------------------------------------------------------------------------
The Timothy Plan
---------------------------------------------------------------------------------------------------------------------------------
Timothy Plan Conservative Growth VS                       Moderate levels of long-term capital growth.
---------------------------------------------------------------------------------------------------------------------------------
Timothy Plan Strategic Growth VS                          Medium to high levels of long-term capital growth.
---------------------------------------------------------------------------------------------------------------------------------
Third Avenue Variable Series Trust
---------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value                                        Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Trust
---------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Emerging Markets (Initial Class)              Long-term capital appreciation. Income is a secondary
                                                          consideration.
---------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Gold (Class S)                         Long-term capital appreciation by investing in common stocks of gold-mining companies.
---------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets (Initial Class)            Long-term capital appreciation. Income is a secondary
                                                          consideration.
---------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternatives (Initial Class)    Consistent absolute (positive) returns in various market
                                                          cycles.
---------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Unconstrained Emerging Markets Bond (Initial  High total return-income plus capital appreciation.
Class)
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                        Fund Name                                                  Objective                            Early Cut
                                                                                                                          Off *
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Variable Insurance Fund
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Balanced                                         Long-term capital appreciation and reasonable current           2:30PM
                                                          income.
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Capital Growth                                   Long-term capital appreciation.                                 2:30PM
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Diversified Value                                Long-term capital appreciation and income.                      2:30PM
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Equity Income                                    An above-average level of current income and reasonable         2:30PM
                                                          long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Equity Index                                     To track the performance of a benchmark index that measures     2:30PM
                                                          the investment return of large-capitalization stocks.
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Growth                                           Long-term capital appreciation.                                 2:30PM
---------------------------------------------------------------------------------------------------------------------------------
Vanguard High Yield Bond                                  High level of current income.                                   2:30PM
---------------------------------------------------------------------------------------------------------------------------------
Vanguard International                                    Long-term capital appreciation.                                 2:30PM
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Mid-Cap Index                                    Track the performance of a benchmark index that measures        2:30PM
                                                          the investment return of mid-capitalization stocks.
---------------------------------------------------------------------------------------------------------------------------------
Vanguard REIT Index                                       Provide a high level of income and moderate long-term           2:30PM
                                                          capital appreciation by tracking the performance of a
                                                          benchmark index that measures the performance of publicly
                                                          traded equity REITs.
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Short-Term Investment Grade                      Current income while maintaining limited price volatility.      2:30PM
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth                             Long-term capital appreciation.                                 2:30PM
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Total Bond Market Index                          Track the performance of a broad, market-weighted bond          2:30PM
                                                          index.
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Total Stock Market Index                         Track the performance of a benchmark index that measures        2:30PM
                                                          the investment return of the overall stock market.
---------------------------------------------------------------------------------------------------------------------------------
Virtus Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
Virtus International                                      High total return consistent with reasonable risk.
---------------------------------------------------------------------------------------------------------------------------------
Virtus Multi-Sector Fixed Income                          Long-term total return.
---------------------------------------------------------------------------------------------------------------------------------
Virtus Premium AlphaSector                                Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Virtus Real Estate Securities                             Capital appreciation and income with approximately equal
                                                          emphasis.
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery (Class 2)              Long term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity (Class 2)            Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Small Cap Value (Class 2)        Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------

* We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these investment portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other investment portfolio not listed or any investment portfolio with an earlier cut-off time will be processed on the next business day. This restriction applies only to transfers between sub-accounts involving an investment portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History
The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account G's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account G's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31. Inception date is May 4, 2005 unless otherwise noted.



                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
ADVISORS PREFERRED TRUST:
Gold Bullion Strategy Portfolio (inception date November 15, 2013)
------------------------------------------------------------------
Beginning AUV                         $10.000       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 9.712       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                38       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
------------------------------
Beginning AUV                         $21.406  $ 18.094  $18.149  $ 15.917  $10.534  $ 19.199  $ 14.378  $ 12.055  $ 10.149
Ending AUV                            $28.027  $ 21.406  $18.094  $ 18.149  $15.917  $ 10.534  $ 19.199  $ 14.378  $ 12.055

Ending number of AUs (000s)               349       260      222       109      110        65       300        11        12

Large Cap Growth Portfolio
--------------------------
Beginning AUV                         $14.695  $ 13.376  $13.422  $ 11.838  $ 8.022  $ 14.898  $ 12.420  $ 11.812  $ 10.165
Ending AUV                            $19.118  $ 14.695  $13.376  $ 13.422  $11.838  $  8.022  $ 14.898  $ 12.420  $ 11.812

Ending number of AUs (000s)               154       106       75        71       93       106       110        28        23

Mid Cap Growth Portfolio
------------------------
Beginning AUV                         $13.852  $ 11.920  $12.996  $ 10.886  $ 7.176  $ 17.231  $ 13.097  $ 11.891  $ 10.146
Ending AUV                            $18.156  $ 13.852  $11.920  $ 12.996  $10.886  $  7.176  $ 17.231  $ 13.097  $ 11.891

Ending number of AUs (000s)                69        35       44        87       95        19       194        17         -

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Dynamic Asset Allocation Portfolio (inception date November 16, 2012)
---------------------------------------------------------------------
Beginning AUV                         $10.469  $ 10.020      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $11.627  $ 10.469      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                14         0      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Global Thematic Growth Portfolio (inception date November 19, 2010)
-------------------------------------------------------------------
Beginning AUV                         $ 9.065  $  8.005  $10.451  $ 10.011      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.828  $  9.065  $ 8.005  $ 10.451      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                35        32        8         0      N/A       N/A       N/A       N/A       N/A

Growth and Income Portfolio (inception date May 1, 2006)
--------------------------------------------------------
Beginning AUV                         $11.891  $ 10.118  $ 9.517  $  8.415  $ 6.965  $ 11.726  $ 11.155  $  9.958       N/A
Ending AUV                            $15.696  $ 11.891  $10.118  $  9.517  $ 8.415  $  6.965  $ 11.726  $ 11.155       N/A

Ending number of AUs (000s)               285       173       80        42       45        35        39         8       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.: (continued)

International Growth Portfolio (inception date May 1, 2008)
-----------------------------------------------------------
Beginning AUV                         $ 8.041  $  6.978  $ 8.312  $  7.381  $ 5.301  $ 10.085       N/A       N/A       N/A
Ending AUV                            $ 8.950  $  8.041  $ 6.978  $  8.312  $ 7.381  $  5.301       N/A       N/A       N/A

Ending number of AUs (000s)               148        86       77        64       46        22       N/A       N/A       N/A

International Value Portfolio (inception date May 1, 2008)
----------------------------------------------------------
Beginning AUV                         $ 6.246  $  5.470  $ 6.789  $  6.509  $ 4.845  $ 10.080       N/A       N/A       N/A
Ending AUV                            $ 7.552  $  6.246  $ 5.470  $  6.789  $ 6.509  $  4.845       N/A       N/A       N/A

Ending number of AUs (000s)               259        77       60        54       34        70       N/A       N/A       N/A

Small Cap Growth Portfolio (inception date May 1, 2008)
-------------------------------------------------------
Beginning AUV                         $14.232  $ 12.405  $11.904  $  8.715  $ 6.168  $ 10.134       N/A       N/A       N/A
Ending AUV                            $19.913  $ 14.232  $12.405  $ 11.904  $ 8.715  $  6.168       N/A       N/A       N/A

Ending number of AUs (000s)                82       112      117        47        4         4       N/A       N/A       N/A

ALPS VARIABLE INSURANCE TRUST:
ALPS Alerian Energy Infrastructure Portfolio II (inception date May 1, 2013)
----------------------------------------------------------------------------
Beginning AUV                         $ 9.850       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.310       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               278       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
-----------------------------------------------------------------------------------------
Beginning AUV                         $10.525  $  9.217  $ 9.706  $  8.425  $ 6.619  $ 10.114       N/A       N/A       N/A
Ending AUV                            $12.251  $ 10.525  $ 9.217  $  9.706  $ 8.425  $  6.619       N/A       N/A       N/A

Ending number of AUs (000s)                35         4        1         3        3         -       N/A       N/A       N/A

Ibbotson Balanced ETF Asset Allocation Portfolio II (inception date May 1, 2008)
--------------------------------------------------------------------------------
Beginning AUV                         $11.296  $ 10.194  $10.285  $  9.214  $ 7.709  $ 10.080       N/A       N/A       N/A
Ending AUV                            $12.529  $ 11.296  $10.194  $ 10.285  $ 9.214  $  7.709       N/A       N/A       N/A

Ending number of AUs (000s)               274       235      247       242       89        59       N/A       N/A       N/A

Ibbotson Conservative ETF Asset Allocation Portfolio II (inception date May 1, 2008)
------------------------------------------------------------------------------------
Beginning AUV                         $11.666  $ 11.089  $10.751  $ 10.106  $ 9.334  $ 10.019       N/A       N/A       N/A
Ending AUV                            $11.979  $ 11.666  $11.089  $ 10.751  $10.106  $  9.334       N/A       N/A       N/A

Ending number of AUs (000s)               338       303      148       156      144        28       N/A       N/A       N/A

Ibbotson Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
------------------------------------------------------------------------------
Beginning AUV                         $10.847  $  9.606  $ 9.973  $  8.759  $ 7.027  $ 10.102       N/A       N/A       N/A
Ending AUV                            $12.469  $ 10.847  $ 9.606  $  9.973  $ 8.759  $  7.027       N/A       N/A       N/A

Ending number of AUs (000s)               176       151      161        75       37         1       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
ALPS VARIABLE INSURANCE TRUST: (continued)
Ibbotson Income and Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
-----------------------------------------------------------------------------------------
Beginning AUV                         $11.478  $ 10.641  $10.527  $  9.669  $ 8.534  $ 10.048       N/A       N/A       N/A
Ending AUV                            $12.275  $ 11.478  $10.641  $ 10.527  $ 9.669  $  8.534       N/A       N/A       N/A

Ending number of AUs (000s)               149       146       61        61       26         5       N/A       N/A       N/A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
Balanced Fund
-------------
Beginning AUV                         $14.822  $ 13.257  $12.586  $ 11.275  $ 9.763  $ 12.255  $ 11.678  $ 10.653  $ 10.071
Ending AUV                            $17.192  $ 14.822  $13.257  $ 12.586  $11.275  $  9.763  $ 12.255  $ 11.678  $ 10.653

Ending number of AUs (000s)               179       133       70        78      101        77       101        39         -

VP Income & Growth Fund
------------------------
Beginning AUV                         $13.153  $ 11.463  $11.117  $  9.739  $ 8.247  $ 12.607  $ 12.616  $ 10.775  $ 10.115
Ending AUV                            $17.430  $ 13.153  $11.463  $ 11.117  $ 9.739  $  8.247  $ 12.607  $ 12.616  $ 10.775

Ending number of AUs (000s)               255       340       67        66       54        82        89        48        11

VP Inflation Protection Fund
----------------------------
Beginning AUV                         $15.332  $ 14.278  $12.777  $ 12.157  $11.028  $ 11.207  $ 10.234  $ 10.076  $ 10.011
Ending AUV                            $14.207  $ 15.332  $14.278  $ 12.777  $12.157  $ 11.028  $ 11.207  $ 10.234  $ 10.076

Ending number of AUs (000s)               235       428      409       334      246       123       106         8         7

VP International Fund
---------------------
Beginning AUV                         $15.333  $ 12.655  $14.387  $ 12.699  $ 9.494  $ 17.206  $ 14.574  $ 11.657  $ 10.142
Ending AUV                            $18.367  $ 15.333  $12.655  $ 14.387  $12.699  $  9.494  $ 17.206  $ 14.574  $ 11.657

Ending number of AUs (000s)                94       116       88        64       50        84       156        47         -

VP Large Company Value Fund (inception date May 1, 2007)
--------------------------------------------------------
Beginning AUV                         $ 9.300  $  7.990  $ 7.901  $  7.120  $ 5.931  $  9.457  $ 10.037       N/A       N/A
Ending AUV                            $11.967  $  9.300  $ 7.990  $  7.901  $ 7.120  $  5.931  $  9.457       N/A       N/A

Ending number of AUs (000s)                77        63       47        13       17        11         3       N/A       N/A

VP Mid Cap Value Fund (inception date November 20, 2009)
--------------------------------------------------------
Beginning AUV                         $14.468  $ 12.437  $12.524  $ 10.502  $ 9.991       N/A       N/A       N/A       N/A
Ending AUV                            $18.454  $ 14.468  $12.437  $ 12.524  $10.502       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               468       364      125        47        -       N/A       N/A       N/A       N/A

VP Ultra Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                         $12.241  $ 10.745  $10.632  $  9.159  $ 6.811  $ 11.638  $ 10.019       N/A       N/A
Ending AUV                            $16.255  $ 12.241  $10.745  $ 10.632  $ 9.159  $  6.811  $ 11.638       N/A       N/A

Ending number of AUs (000s)                93        55      116        14        2        80       117       N/A       N/A

VP Value Fund
-------------
Beginning AUV                         $13.992  $ 12.212  $12.090  $ 10.659  $ 8.893  $ 12.144  $ 12.802  $ 10.789  $ 10.145
Ending AUV                            $18.025  $ 13.992  $12.212  $ 12.090  $10.659  $  8.893  $ 12.144  $ 12.802  $ 10.789

Ending number of AUs (000s)               257       187      195       181      149       107       101        96        15




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES:
Asset Allocation. Fund (inception date November 15, 2013)
---------------------------------------------------------
Beginning AUV                         $10.036       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.090       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 1       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Blue Chip Income and Growth Fund (inception date November 15, 2013)
-------------------------------------------------------------------
Beginning AUV                         $10.023       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.093       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 9       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Bond Fund (inception date November 15, 2013)
--------------------------------------------
Beginning AUV                         $10.000       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.000       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 6       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Global Bond Fund (inception date November 15, 2013)
---------------------------------------------------
Beginning AUV                         $10.008       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.008       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 1       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Growth Fund (inception date November 15, 2013)
----------------------------------------------
Beginning AUV                         $10.057       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.136       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 7       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Growth-Income Fund (inception date November 15, 2013)
-----------------------------------------------------
Beginning AUV                         $10.043       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.141       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 9       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A


HIgh-Income Bond Fund (inception date November 15, 2013)
--------------------------------------------------------
Beginning AUV                         $10.009       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.034       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 8       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

International Fund (inception date November 15, 2013)
-----------------------------------------------------
Beginning AUV                         $10.079       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.315       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 8       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Managed Risk Asset Allocation Fund (inception date November 15, 2013)
---------------------------------------------------------------------
Beginning AUV                         $10.034       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.085       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 -       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES: (continued)
Managed Risk Blue Chip Income and Growth Fund (inception date November 15, 2013)
--------------------------------------------------------------------------------
Beginning AUV                         $10.028       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.093       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 1       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Managed Risk Growth Fund (inception date November 15, 2013)
-----------------------------------------------------------
Beginning AUV                         $10.054       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.117       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 1       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Managed Risk Growth-Income Fund (inception date November 15, 2013)
------------------------------------------------------------------
Beginning AUV                         $10.045       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.135       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 -       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Managed Risk International Fund (inception date November 15, 2013)
------------------------------------------------------------------
Beginning AUV                         $10.058       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.269       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 -       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Mortgage Fund (inception date November 15, 2013)
------------------------------------------------
Beginning AUV                         $10.010       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 9.971       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 -       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

BLACKROCK VARIABLE SERIES TRUST FUNDS:
Capital Appreciation V.I. Fund (inception date November 18, 2011)
-----------------------------------------------------------------
Beginning AUV                         $11.416  $ 10.052  $ 9.949       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $14.466  $ 11.416  $10.052       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                13         6        -       N/A      N/A       N/A       N/A       N/A       N/A

Equity Dividend V.I. Fund (inception date November 18, 2011)
------------------------------------------------------------
Beginning AUV                         $11.700  $ 10.456  $10.013       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $14.166  $ 11.700  $10.456       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               282       240       43       N/A      N/A       N/A       N/A       N/A       N/A

Global Allocation V.I. Fund (inception date November 18, 2011)
--------------------------------------------------------------
Beginning AUV                         $10.990  $  9.994  $ 9.986       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $12.418  $ 10.990  $ 9.994       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               720       247       21       N/A      N/A       N/A       N/A       N/A       N/A

High Yield V.I. Fund (inception date February 3, 2012)
------------------------------------------------------
Beginning AUV                         $11.113  $ 10.042      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $12.016  $ 11.113      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             1,385     1,341      N/A       N/A      N/A       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES TRUST FUNDS: (continued)
Large Cap Core V.I. Fund (inception date November 18, 2011)
-----------------------------------------------------------
Beginning AUV                         $11.620  $ 10.338  $ 9.991       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $15.042  $ 11.620  $10.338       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                12         4        -       N/A      N/A       N/A       N/A       N/A       N/A

Large Cap Growth V.I. Fund (inception date November 18, 2011)
-------------------------------------------------------------
Beginning AUV                         $11.812  $ 10.288  $ 9.972       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $15.256  $ 11.812  $10.288       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                26        16        -       N/A      N/A       N/A       N/A       N/A       N/A

Large Cap Value V.I. Fund (inception date November 18, 2011)
------------------------------------------------------------
Beginning AUV                         $11.845  $ 10.459  $10.033       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $15.341  $ 11.845  $10.459       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                19         5        -       N/A      N/A       N/A       N/A       N/A       N/A

Total Return V.I. Fund (inception date November 18, 2011)
---------------------------------------------------------
Beginning AUV                         $10.507  $ 10.000  $ 9.983       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.410  $ 10.507  $10.000       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               259        33        -       N/A      N/A       N/A       N/A       N/A       N/A

U.S. Government Bond V.I. Fund (inception date February 3, 2012)
----------------------------------------------------------------
Beginning AUV                         $10.119  $  9.963      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 9.862  $ 10.119      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                11         3      N/A       N/A      N/A       N/A       N/A       N/A       N/A

COLUMBIA FUNDS VARIABLE SERIES TRUST:
Select Large-Cap Value Portfolio (inception March 14, 2011)
-----------------------------------------------------------
Beginning AUV                         $10.873  $  9.174  $10.009       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $14.633  $ 10.873  $ 9.174       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               115       162      125       N/A      N/A       N/A       N/A       N/A       N/A

Select Smaller-Cap Value Portfolio (inception March 14, 2011)
-------------------------------------------------------------
Beginning AUV                         $10.393  $  8.814  $ 9.916       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $15.129  $ 10.393  $ 8.814       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               229        47        9       N/A      N/A       N/A       N/A       N/A       N/A

Seligman Global Technology Portfolio II
---------------------------------------
Beginning AUV                         $18.273  $ 17.073  $18.174  $ 15.792  $ 9.740  $ 16.338  $ 14.172  $ 12.041  $ 10.134
Ending AUV                            $21.914  $ 18.273  $17.073  $ 18.174  $15.792  $  9.740  $ 16.338  $ 14.172  $ 12.041

Ending number of AUs (000s)               132       137       52        40       40         8        18         6         -

CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio (inception date May 1, 2006)
----------------------------------------------------------------
Beginning AUV                         $ 9.004  $  9.196  $10.528  $  9.025  $ 7.554  $ 11.396  $  9.713  $ 10.138       N/A
Ending AUV                            $ 8.002  $  9.004  $ 9.196  $ 10.528  $ 9.025  $  7.554  $ 11.396  $  9.713       N/A

Ending number of AUs (000s)               355       240       77        45       45        30        23         2       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund
------------------------
Beginning AUV                         $12.861  $ 11.785  $11.230  $ 10.798  $ 9.833  $ 10.923  $ 11.120  $ 10.470  $ 10.072
Ending AUV                            $13.333  $ 12.861  $11.785  $ 11.230  $10.798  $  9.833  $ 10.923  $ 11.120  $ 10.470

Ending number of AUs (000s)             1,788       261      390        14      297     1,119       284        96         9

THE DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
-------------------------------
Beginning AUV                         $16.508  $ 14.263  $14.183  $ 11.272  $ 9.015  $ 13.049  $ 13.135  $ 11.481  $ 10.172
Ending AUV                            $22.904  $ 16.508  $14.263  $ 14.183  $11.272  $  9.015  $ 13.049  $ 13.135  $ 11.481

Ending number of AUs (000s)               476       165      126        98      104       134       158        66         7

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
--------------------------------------------------
Beginning AUV                         $14.645  $ 13.078  $12.962  $ 11.289  $ 8.440  $ 12.871  $ 11.941  $ 10.935  $ 10.101
Ending AUV                            $19.187  $ 14.645  $13.078  $ 12.962  $11.289  $  8.440  $ 12.871  $ 11.941  $ 10.935

Ending number of AUs (000s)                40        12       21         3       10         8         3         -         -

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
-----------------------------
Beginning AUV                         $11.504  $ 10.210  $12.525  $ 11.991  $ 9.155  $ 14.606  $ 14.024  $ 11.439  $ 10.118
Ending AUV                            $14.041  $ 11.504  $10.210  $ 12.525  $11.991  $  9.155  $ 14.606  $ 14.024  $ 11.439

Ending number of AUs (000s)               222       257      239       288      253       283       384       157        19

EATON VANCE VARIABLE TRUST:
Floating-Rate Income Fund (inception date May 3, 2010)
------------------------------------------------------
Beginning AUV                         $11.448  $ 10.673  $10.407  $ 10.001      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $11.846  $ 11.448  $10.673  $ 10.407      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             2,940     1,240      749       281      N/A       N/A       N/A       N/A       N/A

Large-Cap Value Fund (inception date May 3, 2010)
-------------------------------------------------
Beginning AUV                         $11.744  $ 10.201  $10.849  $ 10.129      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $14.819  $ 11.744  $10.201  $ 10.849      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                42        43       22        26      N/A       N/A       N/A       N/A       N/A

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
------------------------
Beginning AUV                         $18.970  $ 16.539  $15.727  $ 13.708  $ 8.968  $ 12.118  $ 11.716  $ 10.574  $ 10.014
Ending AUV                            $20.182  $ 18.970  $16.539  $ 15.727  $13.708  $  8.968  $ 12.118  $ 11.716  $ 10.574

Ending number of AUs (000s)               502       614      122       174      600       155       120        96        12

Kaufmann Fund II (inception date November 1, 2006)
--------------------------------------------------
Beginning AUV                         $11.368  $  9.715  $11.230  $  9.537  $ 7.387  $ 12.717  $ 10.542  $  9.935       N/A
Ending AUV                            $15.438  $ 11.368  $ 9.715  $ 11.230  $ 9.537  $  7.387  $ 12.717  $ 10.542       N/A

Ending number of AUs (000s)                37        36       44        49       68        97        37         -       N/A

Managed Tail Risk Fund II (inception date November 15, 2013)
------------------------------------------------------------
Beginning AUV                         $10.029       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.072       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 1       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (continued)
Managed Volatility Fund II
--------------------------
Beginning AUV                         $17.628  $ 15.524  $14.817  $ 13.219  $10.305  $ 12.943  $ 12.441  $ 10.758  $ 10.072
Ending AUV                            $20.966  $ 17.628  $15.524  $ 14.817  $13.219  $ 10.305  $ 12.943  $ 12.441  $ 10.758

Ending number of AUs (000s)               474       171       63        34       38        30        59        43         -

FIDELITY VARIABLE INSURANCE PRODUCTS:
Balanced Portfolio (inception date November 19, 2010)
-----------------------------------------------------
Beginning AUV                         $11.627  $ 10.126  $10.529  $ 10.027      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $13.682  $ 11.627  $10.126  $ 10.529      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               243        80       18         4      N/A       N/A       N/A       N/A       N/A

Contrafund Portfolio (inception date November 19, 2010)
-------------------------------------------------------
Beginning AUV                         $12.016  $ 10.346  $10.643  $ 10.040      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $15.302  $ 12.016  $10.346  $ 10.643      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               846       420      183        37      N/A       N/A       N/A       N/A       N/A

Disciplined Small Cap Portfolio (inception date November 19, 2010)
------------------------------------------------------------------
Beginning AUV                         $12.675  $ 10.690  $10.862  $ 10.029      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $17.183  $ 12.675  $10.690  $ 10.862      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                27        17       25         8      N/A       N/A       N/A       N/A       N/A

Equity-Income Portfolio (inception date November 19, 2010)
----------------------------------------------------------
Beginning AUV                         $12.554  $ 10.725  $10.655  $ 10.017      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $15.726  $ 12.554  $10.725  $ 10.655      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               153        68       25         -      N/A       N/A       N/A       N/A       N/A

Growth Portfolio (inception date November 19, 2010)
---------------------------------------------------
Beginning AUV                         $12.179  $ 10.646  $10.650  $ 10.040      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $16.061  $ 12.179  $10.646  $ 10.650      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               152        97       41        26      N/A       N/A       N/A       N/A       N/A

Growth & Income Portfolio (inception date November 19, 2010)
------------------------------------------------------------
Beginning AUV                         $12.697  $ 10.738  $10.594  $ 10.034      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $16.584  $ 12.697  $10.738  $ 10.594      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                72        58        4         -      N/A       N/A       N/A       N/A       N/A

Growth Opportunities Portfolio (inception date November 19, 2010)
-----------------------------------------------------------------
Beginning AUV                         $13.016  $ 10.909  $10.698  $ 10.114      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $17.382  $ 13.016  $10.909  $ 10.698      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                74        47        1         -      N/A       N/A       N/A       N/A       N/A

High Income Portfolio (inception date November 19, 2010)
--------------------------------------------------------
Beginning AUV                         $11.898  $ 10.439  $10.065  $  9.983      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $12.521  $ 11.898  $10.439  $ 10.065      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               457       751      441       295      N/A       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS (continued)
International Capital Appreciation Portfolio (inception date November 19, 2010)
-------------------------------------------------------------------------------
Beginning AUV                         $11.262  $  8.975  $10.285  $ 10.021      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $13.321  $ 11.262  $ 8.975  $ 10.285      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               166       130       18         6      N/A       N/A       N/A       N/A       N/A

Investment Grade Bond Portfolio (inception date November 19, 2010)
------------------------------------------------------------------
Beginning AUV                         $11.248  $ 10.651  $ 9.951  $ 10.008      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $11.089  $ 11.248  $10.651  $  9.951      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               132       545      312         -      N/A       N/A       N/A       N/A       N/A

Mid Cap Portfolio (inception date November 19, 2010)
----------------------------------------------------
Beginning AUV                         $10.557  $  9.215  $10.337  $ 10.019      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $13.818  $ 10.557  $ 9.215  $ 10.337      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               179        90       57        28      N/A       N/A       N/A       N/A       N/A

Overseas Portfolio (inception date November 19, 2010)
-----------------------------------------------------
Beginning AUV                         $10.164  $  8.444  $10.215  $ 10.024      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $12.828  $ 10.164  $ 8.444  $ 10.215      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               246        55       41        10      N/A       N/A       N/A       N/A       N/A

Real Estate Portfolio (inception date November 19, 2010)
--------------------------------------------------------
Beginning AUV                         $13.547  $ 11.452  $10.625  $ 10.053      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $13.691  $ 13.547  $11.452  $ 10.625      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               332       222      187        26      N/A       N/A       N/A       N/A       N/A

Strategic Income Portfolio (inception date November 19, 2010)
-------------------------------------------------------------
Beginning AUV                         $11.493  $ 10.427  $ 9.982  $  9.992      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $11.502  $ 11.493  $10.427  $  9.982      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               762       568      648        18      N/A       N/A       N/A       N/A       N/A

Target Volatility Portfolio (inception date May 1, 2013)
--------------------------------------------------------
Beginning AUV                         $ 9.933       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.797       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 1       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Value Portfolio (inception date November 19, 2010)
--------------------------------------------------
Beginning AUV                         $12.495  $ 10.365  $10.650  $ 10.029      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $16.173  $ 12.495  $10.365  $ 10.650      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                63        15        2         -      N/A       N/A       N/A       N/A       N/A

FIRST EAGLE VARIABLE FUNDS:
Overseas Variable Fund (inception date November 14, 2008)
---------------------------------------------------------
Beginning AUV                         $16.137  $ 14.053  $14.997  $ 12.585  $10.465  $  9.782       N/A       N/A       N/A
Ending AUV                            $18.153  $ 16.137  $14.053  $ 14.997  $12.585  $ 10.465       N/A       N/A       N/A

Ending number of AUs (000s)               915       662      526       385      238        27       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate Securities II Fund (inception date November 14, 2008)
------------------------------------------------------------------------
Beginning AUV                         $17.268  $ 13.553  $14.365  $ 11.875  $ 9.972  $  9.352       N/A       N/A       N/A
Ending AUV                            $17.554  $ 17.268  $13.553  $ 14.365  $11.875  $  9.972       N/A       N/A       N/A

Ending number of AUs (000s)               149       116       86        55       48         -       N/A       N/A       N/A

High Income Securities II Fund (inception date November 14, 2008)
-----------------------------------------------------------------
Beginning AUV                         $19.443  $ 16.825  $16.091  $ 14.208  $ 9.957  $  9.892       N/A       N/A       N/A
Ending AUV                            $20.873  $ 19.443  $16.825  $ 16.091  $14.208  $  9.957       N/A       N/A       N/A

Ending number of AUs (000s)               390       262       79        90      726        24       N/A       N/A       N/A

Income Securities II Fund (inception date November 14, 2008)
------------------------------------------------------------
Beginning AUV                         $17.746  $ 15.753  $15.386  $ 13.656  $10.071  $  9.831       N/A       N/A       N/A
Ending AUV                            $19.931  $ 17.746  $15.753  $ 15.386  $13.656  $ 10.071       N/A       N/A       N/A

Ending number of AUs (000s)               651       438      323       454      628         -       N/A       N/A       N/A

Mutual Shares Securities II Fund (inception date November 14, 2008)
-------------------------------------------------------------------
Beginning AUV                         $15.659  $ 13.707  $13.851  $ 12.457  $ 9.883  $  9.690       N/A       N/A       N/A
Ending AUV                            $19.769  $ 15.659  $13.707  $ 13.851  $12.457  $  9.883       N/A       N/A       N/A

Ending number of AUs (000s)               195       170      161       117       71         -       N/A       N/A       N/A

Strategic Income Securities II Fund (inception date November 14, 2008)
----------------------------------------------------------------------
Beginning AUV                         $16.609  $ 14.731  $14.361  $ 12.948  $10.296  $ 10.000       N/A       N/A       N/A
Ending AUV                            $17.104  $ 16.609  $14.731  $ 14.361  $12.948  $ 10.296       N/A       N/A       N/A

Ending number of AUs (000s)               698       377      189       216      135         4       N/A       N/A       N/A

Templeton Global Bond Securities II Fund (inception date November 14, 2008)
---------------------------------------------------------------------------
Beginning AUV                         $16.642  $ 14.463  $14.590  $ 12.748  $10.741  $ 10.063       N/A       N/A       N/A
Ending AUV                            $16.722  $ 16.642  $14.463  $ 14.590  $12.748  $ 10.741       N/A       N/A       N/A

Ending number of AUs (000s)             2,152     1,282      902       544      250        18       N/A       N/A       N/A

U.S. Government II Fund (inception date November 14, 2008)
----------------------------------------------------------
Beginning AUV                         $12.155  $ 11.930  $11.289  $ 10.722  $10.400  $ 10.008       N/A       N/A       N/A
Ending AUV                            $11.939  $ 12.155  $11.930  $ 11.289  $10.722  $ 10.400       N/A       N/A       N/A

Ending number of AUs (000s)               377       732      495       152      122         7       N/A       N/A       N/A

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Global Markets Navigator Fund (inception date November 15, 2013)
----------------------------------------------------------------
Beginning AUV                         $10.043       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.113       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 1       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

GUGGENHEIM VARIABLE INSURANCE FUNDS:
CLS AdvisorOne Amerigo Fund
----------------------------
Beginning AUV                         $13.941  $ 12.261  $13.226  $ 11.488  $ 8.241  $ 14.480  $ 12.727  $ 11.329  $ 10.135
Ending AUV                            $16.875  $ 13.941  $12.261  $ 13.226  $11.488  $  8.241  $ 14.480  $ 12.727  $ 11.329

Ending number of AUs (000s)               105        97      287       362      377       411       395       164        61




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
CLS AdvisorOne Clermont Fund
----------------------------
Beginning AUV                         $12.825  $ 11.576  $11.609  $ 10.460  $ 8.533  $ 12.202  $ 11.487  $ 10.600  $ 10.057
Ending AUV                            $14.024  $ 12.825  $11.576  $ 11.609  $10.460  $  8.533  $ 12.202  $ 11.487  $ 10.600

Ending number of AUs (000s)                86        56      153       170      193       220       120        51        13

CLS AdvisorOne Select Allocation Fund (inception date November 19, 2010)
------------------------------------------------------------------------
Beginning AUV                         $11.141  $  9.910  $10.346  $ 10.017      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $12.995  $ 11.141  $ 9.910  $ 10.346      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 3         1        -         -      N/A       N/A       N/A       N/A       N/A

Floating Rate Strategies Fund (Series F) (inception May 1, 2013)
----------------------------------------------------------------
Beginning AUV                         $ 9.996       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.200       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             1,273       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Global Managed Futures Strategy Fund (inception date November 14, 2008)
-----------------------------------------------------------------------
Beginning AUV                         $ 7.228  $  8.140  $ 8.909  $  9.235  $ 9.622  $  9.996       N/A       N/A       N/A
Ending AUV                            $ 7.284  $  7.228  $ 8.140  $  8.909  $ 9.235  $  9.622       N/A       N/A       N/A

Ending number of AUs (000s)               257       211      216       149      234       226       N/A       N/A       N/A

High Yield Fund (Series P) (inception November 19, 2010)
--------------------------------------------------------
Beginning AUV                         $11.648  $ 10.140  $10.144  $ 10.000      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $12.420  $ 11.648  $10.140  $ 10.144      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               652       434       32        39      N/A       N/A       N/A       N/A       N/A

Long Short Equity Fund
----------------------
Beginning AUV                         $13.349  $ 12.783  $13.680  $ 12.302  $ 9.664  $ 16.306  $ 13.285  $ 11.927  $ 10.150
Ending AUV                            $15.412  $ 13.349  $12.783  $ 13.680  $12.302  $  9.664  $ 16.306  $ 13.285  $ 11.927

Ending number of AUs (000s)                14        15       21        36       45        45        82        19         4

Macro Opportunities Fund (Series M) (inception May 1, 2013)
-----------------------------------------------------------
Beginning AUV                         $10.000       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.056       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                86       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Multi-Hedge Strategies Fund (inception date February 3, 2006)
-------------------------------------------------------------
Beginning AUV                         $ 9.556  $  9.348  $ 9.042  $  8.516  $ 8.805  $ 10.832  $ 10.432  $  9.996       N/A
Ending AUV                            $ 9.692  $  9.556  $ 9.348  $  9.042  $ 8.516  $  8.805  $ 10.832  $ 10.432       N/A

Ending number of AUs (000s)               358       294      136        75      146       143       123        33       N/A

Rydex Banking Fund
------------------
Beginning AUV                         $ 5.369  $  4.322  $ 5.558  $  4.917  $ 5.091  $  8.653  $ 11.867  $ 10.667  $ 10.203
Ending AUV                            $ 6.830  $  5.369  $ 4.322  $  5.558  $ 4.917  $  5.091  $  8.653  $ 11.867  $ 10.667

Ending number of AUs (000s)               238       438      126       197       63       121         6        18         1

Rydex Basic Materials Fund
--------------------------
Beginning AUV                         $18.255  $ 16.487  $19.736  $ 15.580  $10.022  $ 18.354  $ 13.701  $ 11.203  $ 10.195
Ending AUV                            $17.888  $ 18.255  $16.487  $ 19.736  $15.580  $ 10.022  $ 18.354  $ 13.701  $ 11.203

Ending number of AUs (000s)                27       107       23       158       83        46        94        11         5




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Biotechnology Fund
------------------------
Beginning AUV                         $21.497  $ 15.808  $14.295  $ 12.913  $10.912  $ 12.368  $ 11.846  $ 12.253  $ 10.109
Ending AUV                            $33.010  $ 21.497  $15.808  $ 14.295  $12.913  $ 10.912  $ 12.368  $ 11.846  $ 12.253

Ending number of AUs (000s)               122        73       59        90       44        66        16         3         4

Rydex Commodities Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------------
Beginning AUV                         $ 5.879  $  5.963  $ 6.387  $  5.912  $ 5.300  $ 10.396  $  7.935  $  9.662  $ 10.048
Ending AUV                            $ 5.606  $  5.879  $ 5.963  $  6.387  $ 5.912  $  5.300  $ 10.396  $  7.935  $  9.662

Ending number of AUs (000s)               657        24      187       121       52         8        37         9         -

Rydex Consumer Products Fund
----------------------------
Beginning AUV                         $17.553  $ 16.097  $14.149  $ 12.064  $10.128  $ 13.220  $ 11.902  $ 10.136  $ 10.074
Ending AUV                            $22.148  $ 17.553  $16.097  $ 14.149  $12.064  $ 10.128  $ 13.220  $ 11.902  $ 10.136

Ending number of AUs (000s)                70        82      273        73       47        37        69        26         -

Rydex Dow 2X Strategy Fund
--------------------------
Beginning AUV                         $12.671  $ 10.817  $ 9.915  $  7.959  $ 5.815  $ 15.188  $ 14.043  $ 10.758  $ 10.246
Ending AUV                            $19.413  $ 12.671  $10.817  $  9.915  $ 7.959  $  5.815  $ 15.188  $ 14.043  $ 10.758

Ending number of AUs (000s)               113       780      147        48       77        42        28        25         1

Rydex Electronics Fund
----------------------
Beginning AUV                         $ 9.649  $  9.548  $11.433  $ 10.436  $ 6.073  $ 12.173  $ 12.484  $ 12.182  $ 10.223
Ending AUV                            $12.430  $  9.649  $ 9.548  $ 11.433  $10.436  $  6.073  $ 12.173  $ 12.484  $ 12.182

Ending number of AUs (000s)                 9        56        1        65       37         7        31         -         2

Rydex Energy Fund
-----------------
Beginning AUV                         $16.391  $ 16.007  $17.001  $ 14.280  $10.310  $ 19.106  $ 14.342  $ 12.814  $ 10.134
Ending AUV                            $19.852  $ 16.391  $16.007  $ 17.001  $14.280  $ 10.310  $ 19.106  $ 14.342  $ 12.814

Ending number of AUs (000s)                63        41       68       127       51       106       114        40         -

Rydex Energy Services Fund
--------------------------
Beginning AUV                         $17.123  $ 17.054  $18.801  $ 14.916  $ 9.183  $ 21.660  $ 15.799  $ 14.236  $ 10.193
Ending AUV                            $21.001  $ 17.123  $17.054  $ 18.801  $14.916  $  9.183  $ 21.660  $ 15.799  $ 14.236

Ending number of AUs (000s)                36        42       43       168       84        53       102        17        22

Rydex Europe 1.25X Strategy Fund
--------------------------------
Beginning AUV                         $ 9.061  $  7.448  $ 8.776  $  9.836  $ 7.251  $ 16.063  $ 14.207  $ 10.970  $ 10.187
Ending AUV                            $10.902  $  9.061  $ 7.448  $  8.776  $ 9.836  $  7.251  $ 16.063  $ 14.207  $ 10.970

Ending number of AUs (000s)                92       104        8        29       51        40        56        28         1

Rydex Financial Services Fund
-----------------------------
Beginning AUV                         $ 7.920  $  6.455  $ 7.588  $  6.635  $ 5.544  $ 10.669  $ 13.140  $ 11.257  $ 10.186
Ending AUV                            $ 9.911  $  7.920  $ 6.455  $  7.588  $ 6.635  $  5.544  $ 10.669  $ 13.140  $ 11.257

Ending number of AUs (000s)               234       344       72       100       15       129        14         7         -




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Government Long Bond 1.2X Strategy Fund
---------------------------------------------
Beginning AUV                         $17.014  $ 16.516  $11.671  $ 10.596  $15.478  $ 10.684  $  9.734  $ 10.050  $  9.818
Ending AUV                            $14.297  $ 17.014  $16.516  $ 11.671  $10.596  $ 15.478  $ 10.684  $  9.734  $ 10.050

Ending number of AUs (000s)               135       127      470        35       55        88        42        14        17

Rydex Health Care Fund
----------------------
Beginning AUV                         $14.920  $ 12.734  $12.164  $ 11.393  $ 9.140  $ 12.164  $ 11.472  $ 10.914  $ 10.093
Ending AUV                            $20.890  $ 14.920  $12.734  $ 12.164  $11.393  $  9.140  $ 12.164  $ 11.472  $ 10.914

Ending number of AUs (000s)               118        65      112        62       86        73        51        13         2

Rydex Internet Fund
-------------------
Beginning AUV                         $16.937  $ 14.194  $16.115  $ 13.343  $ 8.045  $ 14.594  $ 13.221  $ 12.052  $ 10.316
Ending AUV                            $24.136  $ 16.937  $14.194  $ 16.115  $13.343  $  8.045  $ 14.594  $ 13.221  $ 12.052

Ending number of AUs (000s)                82        28       23       101       42         6        33         3         1

Rydex Inverse Dow 2X Strategy Fund
----------------------------------
Beginning AUV                         $ 2.313  $  2.982  $ 4.089  $  5.866  $10.598  $  6.589  $  7.240  $  9.255  $  9.756
Ending AUV                            $ 1.384  $  2.313  $ 2.982  $  4.089  $ 5.866  $ 10.598  $  6.589  $  7.240  $  9.255

Ending number of AUs (000s)               192        24       71       373      171        47       159        16         -

Rydex Inverse Government Long Bond Strategy Fund
------------------------------------------------
Beginning AUV                         $ 4.904  $  5.228  $ 7.515  $  8.619  $ 7.218  $ 10.343  $ 10.831  $ 10.019  $ 10.154
Ending AUV                            $ 5.552  $  4.904  $ 5.228  $  7.515  $ 8.619  $  7.218  $ 10.343  $ 10.831  $ 10.019

Ending number of AUs (000s)               492       245       40       119      656        67         6        15        30

Rydex Inverse Mid-Cap Strategy Fund
-----------------------------------
Beginning AUV                         $ 4.079  $  4.996  $ 5.392  $  7.217  $11.151  $  8.296  $  8.464  $  8.800  $  9.867
Ending AUV                            $ 3.057  $  4.079  $ 4.996  $  5.392  $ 7.217  $ 11.151  $  8.296  $  8.464  $  8.800

Ending number of AUs (000s)                 6         8        9         6        2         9        14         5         -

Rydex Inverse NASDAQ-100(R) Strategy Fund
---------------------------------------
Beginning AUV                         $ 3.976  $  4.887  $ 5.434  $  6.902  $11.518  $  7.782  $  8.771  $  8.896  $  9.835
Ending AUV                            $ 2.913  $  3.976  $ 4.887  $  5.434  $ 6.902  $ 11.518  $  7.782  $  8.771  $  8.896

Ending number of AUs (000s)                37       195      138        66       72        14        41        37        25

Rydex Inverse Russell 2000(R) Strategy Fund
-----------------------------------------
Beginning AUV                         $ 3.712  $  4.536  $ 4.910  $  6.784  $10.103  $  8.103  $  7.690  $  8.734  $  9.819
Ending AUV                            $ 2.626  $  3.712  $ 4.536  $  4.910  $ 6.784  $ 10.103  $  8.103  $  7.690  $  8.734

Ending number of AUs (000s)               105        27      211        31       78        36        39        25        14

Rydex Inverse S&P 500 Strategy Fund
-----------------------------------
Beginning AUV                         $ 5.596  $  6.740  $ 7.410  $  8.924  $12.317  $  8.845  $  8.773  $  9.484  $  9.890
Ending AUV                            $ 4.228  $  5.596  $ 6.740  $  7.410  $ 8.924  $ 12.317  $  8.845  $  8.773  $  9.484

Ending number of AUs (000s)               286       101       45        86      106        72        47         3        10

Rydex Japan 2X Strategy Fund
-----------------------------
Beginning AUV                         $10.321  $  8.594  $12.094  $ 10.451  $ 8.450  $ 12.607  $ 14.202  $ 13.508  $ 10.178
Ending AUV                            $15.876  $ 10.321  $ 8.594  $ 12.094  $10.451  $  8.450  $ 12.607  $ 14.202  $ 13.508

Ending number of AUs (000s)                45        39        2        47       16        32         9        21        14




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Leisure Fund
------------------
Beginning AUV                         $13.806  $ 11.380  $11.107  $  8.522  $ 6.233  $ 12.243  $ 12.562  $ 10.174  $ 10.173
Ending AUV                            $18.938  $ 13.806  $11.380  $ 11.107  $ 8.522  $  6.233  $ 12.243  $ 12.562  $ 10.174

Ending number of AUs (000s)               183        49       48        31        7        11         5        38         -

Rydex Mid Cap 1.5X Strategy Fund
--------------------------------
Beginning AUV                         $15.265  $ 12.278  $13.286  $  9.659  $ 6.338  $ 14.033  $ 13.546  $ 12.263  $ 10.203
Ending AUV                            $21.956  $ 15.265  $12.278  $ 13.286  $ 9.659  $  6.338  $ 14.033  $ 13.546  $ 12.263

Ending number of AUs (000s)               420        49       20       120       60        70        35       134         3

Rydex NASDAQ-100(R) Fund
----------------------
Beginning AUV                         $17.876  $ 15.309  $14.984  $ 12.646  $ 8.320  $ 14.323  $ 12.156  $ 11.493  $ 10.174
Ending AUV                            $23.391  $ 17.876  $15.309  $ 14.984  $12.646  $  8.320  $ 14.323  $ 12.156  $ 11.493

Ending number of AUs (000s)               231       100      177       153      176        33        55         4       344

Rydex NASDAQ-100(R) 2X Strategy Fund
----------------------------------
Beginning AUV                         $18.679  $ 13.927  $14.022  $ 10.242  $ 4.703  $ 17.161  $ 13.386  $ 12.765  $ 10.336
Ending AUV                            $31.801  $ 18.679  $13.927  $ 14.022  $10.242  $  4.703  $ 17.161  $ 13.386  $ 12.765

Ending number of AUs (000s)               177        43      149       237      310       607       172        88        48

Rydex Nova Fund
---------------
Beginning AUV                         $11.997  $  9.814  $ 9.930  $  8.277  $ 6.108  $ 13.417  $ 13.268  $ 11.124  $ 10.181
Ending AUV                            $17.252  $ 11.997  $ 9.814  $  9.930  $ 8.277  $  6.108  $ 13.417  $ 13.268  $ 11.124

Ending number of AUs (000s)               408       179      194       257      180        48        52        53         4

Rydex Precious Metals Fund
--------------------------
Beginning AUV                         $19.451  $ 20.282  $26.742  $ 19.368  $12.978  $ 21.124  $ 17.669  $ 14.551  $ 10.267
Ending AUV                            $10.656  $ 19.451  $20.282  $ 26.742  $19.368  $ 12.978  $ 21.124  $ 17.669  $ 14.551

Ending number of AUs (000s)               164       240      199       236      171       186       124        81        20

Rydex Real Estate Fund
----------------------
Beginning AUV                         $13.062  $ 11.037  $10.793  $  8.644  $ 6.900  $ 11.823  $ 14.618  $ 11.182  $ 10.091
Ending AUV                            $13.439  $ 13.062  $11.037  $ 10.793  $ 8.644  $  6.900  $ 11.823  $ 14.618  $ 11.182

Ending number of AUs (000s)                34       129      143       255       98        65        15        26         1

Rydex Retailing Fund
--------------------
Beginning AUV                         $15.793  $ 13.525  $12.844  $ 10.264  $ 7.117  $ 10.614  $ 12.144  $ 11.032  $ 10.137
Ending AUV                            $21.415  $ 15.793  $13.525  $ 12.844  $10.264  $  7.117  $ 10.614  $ 12.144  $ 11.032

Ending number of AUs (000s)               101        35       71        11        1         7         2         3         -

Rydex Russell 2000(R) 1.5X Strategy Fund
--------------------------------------
Beginning AUV                         $13.160  $ 10.778  $12.273  $  8.903  $ 6.678  $ 13.732  $ 14.724  $ 12.184  $ 10.286
Ending AUV                            $20.314  $ 13.160  $10.778  $ 12.273  $ 8.903  $  6.678  $ 13.732  $ 14.724  $ 12.184

Ending number of AUs (000s)               252        22       48       132        7        82         6       320         -




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Russell 2000(R) 2X Strategy Fund (inception date November 1, 2006)
------------------------------------------------------------------------
Beginning AUV                         $ 6.446  $  4.990  $ 6.189  $  4.174  $ 3.074  $  9.089  $ 10.398  $  9.620       N/A
Ending AUV                            $11.557  $  6.446  $ 4.990  $  6.189  $ 4.174  $  3.074  $  9.089  $ 10.398       N/A

Ending number of AUs (000s)                67        85       49       162      134       224        69         -       N/A

Rydex S&P 500 2X Strategy Fund
------------------------------
Beginning AUV                         $10.318  $  7.975  $ 8.303  $  6.617  $ 4.521  $ 14.120  $ 14.034  $ 11.345  $ 10.238
Ending AUV                            $16.603  $ 10.318  $ 7.975  $  8.303  $ 6.617  $  4.521  $ 14.120  $ 14.034  $ 11.345

Ending number of AUs (000s)                44        55      564       126      807       152        80        70         8

Rydex S&P 500 Pure Growth Fund
------------------------------
Beginning AUV                         $14.538  $ 12.830  $12.971  $ 10.374  $ 7.046  $ 11.709  $ 11.161  $ 10.589  $ 10.097
Ending AUV                            $19.996  $ 14.538  $12.830  $ 12.971  $10.374  $  7.046  $ 11.709  $ 11.161  $ 10.589

Ending number of AUs (000s)               176       134      231       190      174       205        51        18         3

Rydex S&P 500 Pure Value Fund
-----------------------------
Beginning AUV                         $13.473  $ 11.023  $11.383  $  9.461  $ 6.255  $ 12.182  $ 12.873  $ 10.941  $ 10.156
Ending AUV                            $19.103  $ 13.473  $11.023  $ 11.383  $ 9.461  $  6.255  $ 12.182  $ 12.873  $ 10.941

Ending number of AUs (000s)               498       163       59       202      203        49        18        40         7

Rydex S&P 500 MidCap 400 Pure Growth Fund
-----------------------------------------
Beginning AUV                         $19.964  $ 17.202  $17.316  $ 13.061  $ 8.329  $ 13.044  $ 12.027  $ 11.662  $ 10.127
Ending AUV                            $25.835  $ 19.964  $17.202  $ 17.316  $13.061  $  8.329  $ 13.044  $ 12.027  $ 11.662

Ending number of AUs (000s)               123        67      159       374      148        45        89         9        19

Rydex S&P 500 MidCap 400 Pure Value Fund
----------------------------------------
Beginning AUV                         $14.481  $ 12.379  $13.332  $ 11.098  $ 7.148  $ 12.681  $ 13.326  $ 11.383  $ 10.144
Ending AUV                            $19.268  $ 14.481  $12.379  $ 13.332  $11.098  $  7.148  $ 12.681  $ 13.326  $ 11.383

Ending number of AUs (000s)                44        68       42       110      147        43        24        48        15

Rydex S&P 500 SmallCap 600 Pure Growth Fund
--------------------------------------------
Beginning AUV                         $15.480  $ 13.995  $13.520  $ 10.781  $ 8.048  $ 12.252  $ 12.266  $ 11.386  $ 10.154
Ending AUV                            $21.663  $ 15.480  $13.995  $ 13.520  $10.781  $  8.048  $ 12.252  $ 12.266  $ 11.386

Ending number of AUs (000s)               214        40      252       190      249       259        60        21         2

Rydex S&P 500 SmallCap 600 Pure Value Fund
------------------------------------------
Beginning AUV                         $13.348  $ 11.088  $12.245  $  9.788  $ 6.032  $ 10.675  $ 13.404  $ 11.245  $ 10.188
Ending AUV                            $18.748  $ 13.348  $11.088  $ 12.245  $ 9.788  $  6.032  $ 10.675  $ 13.404  $ 11.245

Ending number of AUs (000s)               187        98       62       157      127        98        42        52         2

Rydex Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------------------------
Beginning AUV                         $ 6.292  $  6.713  $ 7.012  $  7.343  $ 8.725  $  8.265  $  9.275  $ 10.378  $ 10.121
Ending AUV                            $ 6.201  $  6.292  $ 6.713  $  7.012  $ 7.343  $  8.725  $  8.265  $  9.275  $ 10.378

Ending number of AUs (000s)                55        51      474       132       49        89        34         -         -




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
Rydex Technology Fund
---------------------
Beginning AUV                         $13.142  $ 11.735  $12.924  $ 11.536  $ 7.414  $ 13.581  $ 12.304  $ 11.619  $ 10.109
Ending AUV                            $16.830  $ 13.142  $11.735  $ 12.924  $11.536  $  7.414  $ 13.581  $ 12.304  $ 11.619

Ending number of AUs (000s)               183        74       50        71       53        40        16         3         -

Rydex Telecommunications Fund
-----------------------------
Beginning AUV                         $10.752  $ 10.254  $11.979  $ 10.461  $ 8.129  $ 14.872  $ 13.616  $ 11.393  $ 10.137
Ending AUV                            $11.962  $ 10.752  $10.254  $ 11.979  $10.461  $  8.129  $ 14.872  $ 13.616  $ 11.393

Ending number of AUs (000s)                 3        38       18        63        8        11        25         1         -

Rydex Transportation Fund
-------------------------
Beginning AUV                         $13.903  $ 11.823  $13.302  $ 10.716  $ 9.129  $ 12.214  $ 13.386  $ 12.465  $ 10.197
Ending AUV                            $20.621  $ 13.903  $11.823  $ 13.302  $10.716  $  9.129  $ 12.214  $ 13.386  $ 12.465

Ending number of AUs (000s)               184       147       55        49       10        33        10         2         4

Rydex Utilities Fund
--------------------
Beginning AUV                         $14.589  $ 14.428  $12.407  $ 11.608  $10.201  $ 14.485  $ 12.834  $ 10.610  $ 10.061
Ending AUV                            $16.339  $ 14.589  $14.428  $ 12.407  $11.608  $ 10.201  $ 14.485  $ 12.834  $ 10.610

Ending number of AUs (000s)                59       172      408        98       48       144        90        21        12

Rydex Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
-------------------------------------------------------------------------
Beginning AUV                         $11.446  $ 11.358  $11.792  $ 12.493  $11.718  $ 13.352  $ 11.304  $  9.685  $  9.881
Ending AUV                            $10.993  $ 11.446  $11.358  $ 11.792  $12.493  $ 11.718  $ 13.352  $ 11.304  $  9.685

Ending number of AUs (000s)                 1         8        9        20       34        43        22        24         -

Small Cap Value Fund (Series Q) (inception November 19, 2010)
-------------------------------------------------------------
Beginning AUV                         $12.447  $ 10.415  $10.919  $ 10.032      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $16.608  $ 12.447  $10.415  $ 10.919      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                55        54       13         5      N/A       N/A       N/A       N/A       N/A

StylePlus Large Cap Growth Fund (Series Y) (inception November 19, 2010)
------------------------------------------------------------------------
Beginning AUV                         $11.142  $ 10.063  $10.518  $ 10.032      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $13.911  $ 11.142  $10.063  $ 10.518      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                53        54        -         -      N/A       N/A       N/A       N/A       N/A

StylePlus Mid-Cap Growth Fund (Series J) (inception November 19, 2010)
----------------------------------------------------------------------
Beginning AUV                         $11.772  $ 10.166  $10.626  $ 10.074      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $14.890  $ 11.772  $10.166  $ 10.626      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                40        35       29         -      N/A       N/A       N/A       N/A       N/A

U.S. Total Return Bond Fund (Series E) (inception November 19, 2010)
--------------------------------------------------------------------
Beginning AUV                         $11.031  $ 10.420  $ 9.908  $ 10.008      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $11.229  $ 11.031  $10.420  $  9.908      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               191         6        5         -      N/A       N/A       N/A       N/A       N/A

World Equity Income Fund (Series D) (inception November 19, 2010)
-----------------------------------------------------------------
Beginning AUV                         $10.151  $  8.708  $10.343  $ 10.020      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $11.998  $ 10.151  $ 8.708  $ 10.343      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                10        70        3         1      N/A       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS:
Balanced Risk Allocation Fund (inception date May 1, 2012)
----------------------------------------------------------
Beginning AUV                         $10.386  $ 10.008      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.620  $ 10.386      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               443       314      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Comstock Fund (inception date November 19, 2010)
------------------------------------------------
Beginning AUV                         $12.303  $ 10.318  $10.512  $ 10.000      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $16.314  $ 12.303  $10.318  $ 10.512      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               201        25       16         -      N/A       N/A       N/A       N/A       N/A

Core Equity Fund (inception date April 28, 2006)
------------------------------------------------
Beginning AUV                         $13.247  $ 11.632  $11.640  $ 10.625  $ 8.281  $ 11.854  $ 10.964  $ 10.044       N/A
Ending AUV                            $16.716  $ 13.247  $11.632  $ 11.640  $10.625  $  8.281  $ 11.854  $ 10.964       N/A

Ending number of AUs (000s)                60        65       69        39      112       146        10         7       N/A

Diversified Dividend Fund (inception April 29, 2011)
----------------------------------------------------
Beginning AUV                         $10.952  $  9.225  $ 9.993       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $14.036  $ 10.952  $ 9.225       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               214       119       52       N/A      N/A       N/A       N/A       N/A       N/A

Equity and Income Fund (inception date November 19, 2010)
---------------------------------------------------------
Beginning AUV                         $11.586  $ 10.291  $10.423  $ 10.015      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $14.261  $ 11.586  $10.291  $ 10.423      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               169        38       13         3      N/A       N/A       N/A       N/A       N/A

Global Health Care Fund
-----------------------
Beginning AUV                         $16.004  $ 13.237  $12.735  $ 12.094  $ 9.473  $ 13.271  $ 11.864  $ 11.274  $ 10.127
Ending AUV                            $22.185  $ 16.004  $13.237  $ 12.735  $12.094  $  9.473  $ 13.271  $ 11.864  $ 11.274

Ending number of AUs (000s)                34        13       26        22       14         4        11         3         1

Global Real Estate Fund
------------------------
Beginning AUV                         $16.175  $ 12.625  $13.504  $ 11.491  $ 8.736  $ 15.784  $ 16.709  $ 11.717  $ 10.091
Ending AUV                            $16.635  $ 16.175  $12.625  $ 13.504  $11.491  $  8.736  $ 15.784  $ 16.709  $ 11.717

Ending number of AUs (000s)               245       239      158       159      281       222       169        76         4

Government Securities Fund (inception date November 9, 2007)
------------------------------------------------------------
Beginning AUV                         $13.255  $ 12.935  $11.987  $ 11.373  $11.374  $ 10.127  $ 10.008       N/A       N/A
Ending AUV                            $12.996  $ 13.255  $12.935  $ 11.987  $11.373  $ 11.374  $ 10.127       N/A       N/A

Ending number of AUs (000s)               101        83      208        47       77       189         -       N/A       N/A

Growth and Income Fund (inception date November 19, 2010)
---------------------------------------------------------
Beginning AUV                         $11.879  $ 10.362  $10.575  $ 10.017      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $15.545  $ 11.879  $10.362  $ 10.575      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               109        53       38         -      N/A       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
High Yield Fund
---------------
Beginning AUV                         $17.871  $ 15.251  $15.106  $ 13.301  $ 8.706  $ 11.716  $ 11.572  $ 10.450  $ 10.032
Ending AUV                            $18.955  $ 17.871  $15.251  $ 15.106  $13.301  $  8.706  $ 11.716  $ 11.572  $ 10.450

Ending number of AUs (000s)               283       267    1,441       403      662       608        63       223       316

International Growth Fund (inception date November 9, 2007)
-----------------------------------------------------------
Beginning AUV                         $ 9.480  $  8.205  $ 8.799  $  7.796  $ 5.764  $  9.668  $  9.814       N/A       N/A
Ending AUV                            $11.033  $  9.480  $ 8.205  $  8.799  $ 7.796  $  5.764  $  9.668       N/A       N/A

Ending number of AUs (000s)               644       578      309       237      104       152         1       N/A       N/A

Mid Cap Core Equity Fund
------------------------
Beginning AUV                         $14.512  $ 13.119  $14.032  $ 12.333  $ 9.497  $ 13.316  $ 12.185  $ 10.979  $ 10.102
Ending AUV                            $18.219  $ 14.512  $13.119  $ 14.032  $12.333  $  9.497  $ 13.316  $ 12.185  $ 10.979

Ending number of AUs (000s)                87        62       45        43       50        49        35         5         -

Money Market Fund (inception date May 1, 2012)
-----------------------------------------------
Beginning AUV                         $10.002  $ 10.000      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.005  $ 10.002      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)            12,167     8,034      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Technology Fund
---------------
Beginning AUV                         $15.452  $ 13.886  $14.625  $ 12.057  $ 7.660  $ 13.803  $ 12.815  $ 11.600  $ 10.155
Ending AUV                            $18.302  $ 15.452  $13.886  $ 14.625  $12.057  $  7.660  $ 13.803  $ 12.815  $ 11.600

Ending number of AUs (000s)                 5        14        7         8       29         1         2        22        20

Value Opportunities Fund
------------------------
Beginning AUV                         $10.917  $  9.279  $ 9.605  $  8.981  $ 6.079  $ 12.639  $ 12.469  $ 11.040  $ 10.160
Ending AUV                            $14.331  $ 10.917  $ 9.279  $  9.605  $ 8.981  $  6.079  $ 12.639  $ 12.469  $ 11.040

Ending number of AUs (000s)                12        11        1         -       65        44        15         9        11

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio (inception date November 20, 2009)
-----------------------------------------------------------
Beginning AUV                         $11.968  $ 10.042  $10.822  $  9.958  $ 9.981       N/A       N/A       N/A       N/A
Ending AUV                            $14.487  $ 11.968  $10.042  $ 10.822  $ 9.958       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             1,001       552      651       465       94       N/A       N/A       N/A       N/A

Balanced Portfolio (inception date November 20, 2009)
-----------------------------------------------------
Beginning AUV                         $13.569  $ 12.143  $11.753  $ 10.036  $ 9.981       N/A       N/A       N/A       N/A
Ending AUV                            $16.513  $ 13.569  $12.143  $ 11.753  $10.036       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                92        55       32        22        -       N/A       N/A       N/A       N/A

Bond Portfolio (inception date November 20, 2009)
-------------------------------------------------
Beginning AUV                         $11.928  $ 11.276  $10.508  $  9.910  $10.000       N/A       N/A       N/A       N/A
Ending AUV                            $11.747  $ 11.928  $11.276  $ 10.508  $ 9.910       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                28        42       18        52        -       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS: (continued)
Energy Portfolio (inception date November 20, 2009)
---------------------------------------------------
Beginning AUV                         $11.685  $ 11.526  $12.677  $ 10.395  $ 9.883       N/A       N/A       N/A       N/A
Ending AUV                            $14.638  $ 11.685  $11.526  $ 12.677  $10.395       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                97        92       42        27       11       N/A       N/A       N/A       N/A

Global Bond Portfolio (inception date November 19, 2010)
--------------------------------------------------------
Beginning AUV                         $10.645  $ 10.004  $ 9.996  $  9.999      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.795  $ 10.645  $10.004  $  9.996      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                29        64        9         -      N/A       N/A       N/A       N/A       N/A

Global Natural Resources Portfolio (inception date November 19, 2010)
---------------------------------------------------------------------
Beginning AUV                         $ 8.864  $  8.700  $11.076  $ 10.123      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 9.349  $  8.864  $ 8.700  $ 11.076      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               134        95       39         5      N/A       N/A       N/A       N/A       N/A

High Income Portfolio (inception date November 20, 2009)
--------------------------------------------------------
Beginning AUV                         $14.727  $ 12.413  $11.793  $ 10.268  $10.000       N/A       N/A       N/A       N/A
Ending AUV                            $16.166  $ 14.727  $12.413  $ 11.793  $10.268       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             2,949       449      121        35       11       N/A       N/A       N/A       N/A

Limited-Term Bond Portfolio (inception date January 18, 2013)
-------------------------------------------------------------
Beginning AUV                         $10.000       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 9.994       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                59       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Mid Cap Growth Portfolio (inception date November 20, 2009)
-----------------------------------------------------------
Beginning AUV                         $15.573  $ 13.713  $13.790  $ 10.482  $ 9.944       N/A       N/A       N/A       N/A
Ending AUV                            $19.883  $ 15.573  $13.713  $ 13.790  $10.482       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               181       102      114        69        2       N/A       N/A       N/A       N/A

Science and Technology Portfolio (inception date November 20, 2009)
-------------------------------------------------------------------
Beginning AUV                         $14.523  $ 11.361  $12.056  $ 10.693  $ 9.967       N/A       N/A       N/A       N/A
Ending AUV                            $21.555  $ 14.523  $11.361  $ 12.056  $10.693       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               303        41       32        25        2       N/A       N/A       N/A       N/A

Value Portfolio (inception date November 20, 2009)
--------------------------------------------------
Beginning AUV                         $13.221  $ 11.122  $12.000  $ 10.109  $ 9.959       N/A       N/A       N/A       N/A
Ending AUV                            $17.367  $ 13.221  $11.122  $ 12.000  $10.109       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                71        41       47        50        -       N/A       N/A       N/A       N/A

JANUS ASPEN SERIES-Institutional:
Balanced Portfolio (inception date May 1, 2007)
-----------------------------------------------
Beginning AUV                         $13.910  $ 12.243  $12.045  $ 11.113  $ 8.828  $ 10.489  $  9.993       N/A       N/A
Ending AUV                            $16.418  $ 13.910  $12.243  $ 12.045  $11.113  $  8.828  $ 10.489       N/A       N/A

Ending number of AUs (000s)               717       520      533       534      276       261        66       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES-Institutional: (continued)
Enterprise Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV                         $15.261  $ 13.011  $13.199  $ 10.488  $ 7.242  $ 12.867  $ 10.544  $  9.930       N/A
Ending AUV                            $19.592  $ 15.261  $13.011  $ 13.199  $10.488  $  7.242  $ 12.867  $ 10.544       N/A

Ending number of AUs (000s)               267       246      190       176      200       261       117        38       N/A

Forty Portfolio (inception date May 1, 2007)
--------------------------------------------
Beginning AUV                         $12.932  $ 10.416  $11.163  $ 10.458  $ 7.146  $ 12.795  $ 10.000       N/A       N/A
Ending AUV                            $16.423  $ 12.932  $10.416  $ 11.163  $10.458  $  7.146  $ 12.795       N/A       N/A

Ending number of AUs (000s)               145       150      129       168      141        95        29       N/A       N/A

Global Research Portfolio (inception date May 1, 2006)
------------------------------------------------------
Beginning AUV                         $11.210  $  9.336  $10.823  $  9.343  $ 6.785  $ 12.261  $ 11.184  $  9.970       N/A
Ending AUV                            $14.108  $ 11.210  $ 9.336  $ 10.823  $ 9.343  $  6.785  $ 12.261  $ 11.184       N/A

Ending number of AUs (000s)                77        33       43        23       97        54       150        85       N/A

Janus Portfolio (inception date May 1, 2006)
--------------------------------------------
Beginning AUV                         $12.761  $ 10.761  $11.363  $  9.923  $ 7.277  $ 12.072  $ 10.489  $  9.959       N/A
Ending AUV                            $16.198  $ 12.761  $10.761  $ 11.363  $ 9.923  $  7.277  $ 12.072  $ 10.489       N/A

Ending number of AUs (000s)                60        54       87        88      113       101        82        60       N/A

Overseas Portfolio (inception date May 1, 2006)
-----------------------------------------------
Beginning AUV                         $12.435  $ 10.959  $16.157  $ 12.894  $ 7.181  $ 14.995  $ 11.686  $ 10.034       N/A
Ending AUV                            $14.238  $ 12.435  $10.959  $ 16.157  $12.894  $  7.181  $ 14.995  $ 11.686       N/A

Ending number of AUs (000s)               474       454      525       584      626       635       606       283       N/A

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
------------------------------------------------------------
Beginning AUV                         $12.083  $ 10.872  $11.167  $  9.655  $ 7.222  $  9.998  $ 10.006       N/A       N/A
Ending AUV                            $14.958  $ 12.083  $10.872  $ 11.167  $ 9.655  $  7.222  $  9.998       N/A       N/A

Ending number of AUs (000s)               492       501      509       439      369       263        60       N/A       N/A

JANUS ASPEN SERIES-Service
Flexible Bond Portfolio (inception date May 1, 2012)
----------------------------------------------------
Beginning AUV                         $10.452  $  9.993      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.438  $ 10.452      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               176        65      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Global Technology Portfolio (inception date May 1, 2012)
--------------------------------------------------------
Beginning AUV                         $10.098  $ 10.016      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $13.066  $ 10.098      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             10.00         -      N/A       N/A      N/A       N/A       N/A       N/A       N/A

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio
---------------------------------
Beginning AUV                         $25.784  $ 21.125  $25.762  $ 20.997  $12.362  $ 24.108  $ 18.085  $ 13.917  $ 10.227
Ending AUV                            $25.644  $ 25.784  $21.125  $ 25.762  $20.997  $ 12.362  $ 24.108  $ 18.085  $ 13.917

Ending number of AUs (000s)               818       547      415       397      364       201       173       247        25




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.: (continued)
International Equity Portfolio
------------------------------
Beginning AUV                         $14.251  $ 11.767  $12.689  $ 11.890  $ 9.790  $ 15.543  $ 14.030  $ 11.450  $ 10.148
Ending AUV                            $16.783  $ 14.251  $11.767  $ 12.689  $11.890  $  9.790  $ 15.543  $ 14.030  $ 11.450

Ending number of AUs (000s)               292       183       73        96      152       137       143       141         4

Multi-Asset Targeted Volatility Portfolio (inception date November 16, 2012)
----------------------------------------------------------------------------
Beginning AUV                         $10.408  $ 10.010      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $12.146  $ 10.408      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                87         1      N/A       N/A      N/A       N/A       N/A       N/A       N/A

US Small-Mid Cap Equity Portfolio
---------------------------------
Beginning AUV                         $14.530  $ 13.182  $14.497  $ 11.718  $ 7.675  $ 12.081  $ 13.018  $ 11.216  $ 10.147
Ending AUV                            $18.924  $ 14.530  $13.182  $ 14.497  $11.718  $  7.675  $ 12.081  $ 13.018  $ 11.216

Ending number of AUs (000s)                36        27       35        59       70         4         8        67         -

US Strategic Equity Portfolio
-----------------------------
Beginning AUV                         $13.401  $ 11.754  $11.529  $ 10.217  $ 8.055  $ 12.446  $ 12.566  $ 10.696  $ 10.116
Ending AUV                            $16.782  $ 13.401  $11.754  $ 11.529  $10.217  $  8.055  $ 12.446  $ 12.566  $ 10.696

Ending number of AUs (000s)                17         9       10        10        5         3        23        18         1

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
-----------------------------------------------------------------------
Beginning AUV                         $11.768  $  9.912  $ 9.673  $  7.738  $ 5.750  $  9.649  $  9.900       N/A       N/A
Ending AUV                            $16.881  $ 11.768  $ 9.912  $  9.673  $ 7.738  $  5.750  $  9.649       N/A       N/A

Ending number of AUs (000s)               431        89       98        88      108       201        29       N/A       N/A

ClearBridge All Cap Value Portfolio (inception date April 30, 2007)
-------------------------------------------------------------------
Beginning AUV                         $ 9.893  $  8.605  $ 9.173  $  7.867  $ 6.081  $  9.588  $  9.904       N/A       N/A
Ending AUV                            $12.790  $  9.893  $ 8.605  $  9.173  $ 7.867  $  6.081  $  9.588       N/A       N/A

Ending number of AUs (000s)                68        46       52        20       10        30        18       N/A       N/A

ClearBridge Equity Income Portfolio (inception date April 30, 2007)
-------------------------------------------------------------------
Beginning AUV                         $11.167  $  9.778  $ 9.063  $  8.073  $ 6.568  $ 10.108  $  9.953       N/A       N/A
Ending AUV                            $13.815  $ 11.167  $ 9.778  $  9.063  $ 8.073  $  6.568  $ 10.108       N/A       N/A

Ending number of AUs (000s)               228       144       52        33       32        27        47       N/A       N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
----------------------------------------------------------------------
Beginning AUV                         $11.744  $  9.759  $ 9.823  $  8.943  $ 6.281  $ 10.016  $  9.897       N/A       N/A
Ending AUV                            $15.572  $ 11.744  $ 9.759  $  9.823  $ 8.943  $  6.281  $ 10.016       N/A       N/A

Ending number of AUs (000s)               122        30       10        22       42        41        26       N/A       N/A

ClearBridge Small Cap Growth Portfolio (inception date May 1, 2012)
-------------------------------------------------------------------
Beginning AUV                         $10.110  $ 10.028      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $14.267  $ 10.110      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               199        25      N/A       N/A      N/A       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (continued)
Dynamic Multi Strategy Portfolio (inception date May 1, 2012)
-------------------------------------------------------------
Beginning AUV                         $10.259  $ 10.028      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $11.945  $ 10.259      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                65         -      N/A       N/A      N/A       N/A       N/A       N/A       N/A

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
----------------------------------------------
Beginning AUV                         $17.491  $ 14.782  $14.533  $ 12.646  $ 8.130  $ 11.752  $ 11.760  $ 10.629  $ 10.041
Ending AUV                            $18.502  $ 17.491  $14.782  $ 14.533  $12.646  $  8.130  $ 11.752  $ 11.760  $ 10.629

Ending number of AUs (000s)               309       996       65        91    1,770        49        29        23        48

Western Asset Strategic Bond Portfolio
--------------------------------------
Beginning AUV                         $14.276  $ 13.246  $12.394  $ 11.084  $ 9.099  $ 10.966  $ 10.752  $ 10.237  $ 10.018
Ending AUV                            $14.159  $ 14.276  $13.246  $ 12.394  $11.084  $  9.099  $ 10.966  $ 10.752  $ 10.237

Ending number of AUs (000s)                38       134       86        76       38        64       108        81         7

LORD ABBETT SERIES FUND, INC. :
Bond Debenture Portfolio (inception date November 9, 2007)
----------------------------------------------------------
Beginning AUV                         $14.569  $ 12.946  $12.403  $ 11.043  $ 8.222  $  9.970  $  9.976       N/A       N/A
Ending AUV                            $15.644  $ 14.569  $12.946  $ 12.403  $11.043  $  8.222  $  9.970       N/A       N/A

Ending number of AUs (000s)               873       678      581       206       79        13         0       N/A       N/A

Calibrated Dividend Growth Portfolio
------------------------------------
Beginning AUV                         $14.910  $ 13.259  $13.233  $ 11.530  $ 9.343  $ 12.658  $ 12.270  $ 10.712  $ 10.097
Ending AUV                            $18.750  $ 14.910  $13.259  $ 13.233  $11.530  $  9.343  $ 12.658  $ 12.270  $ 10.712

Ending number of AUs (000s)                54        22       26        28       22        26        24         5         -

Classic Stock Portfolio (inception date November 9, 2007)
---------------------------------------------------------
Beginning AUV                         $10.479  $  9.105  $ 9.913  $  8.687  $ 6.921  $ 10.072  $  9.835       N/A       N/A
Ending AUV                            $13.195  $ 10.479  $ 9.105  $  9.913  $ 8.687  $  6.921  $ 10.072       N/A       N/A

Ending number of AUs (000s)                25        31       34        20       10         7         0       N/A       N/A

Growth and Income Portfolio
----------------------------
Beginning AUV                         $12.210  $ 10.893  $11.599  $  9.879  $ 8.308  $ 13.068  $ 12.633  $ 10.773  $ 10.115
Ending AUV                            $15.949  $ 12.210  $10.893  $ 11.599  $ 9.879  $  8.308  $ 13.068  $ 12.633  $ 10.773

Ending number of AUs (000s)               171       124      113        95      100       104       121        42         1

International Opportunities Portfolio (inception date November 9, 2007)
-----------------------------------------------------------------------
Beginning AUV                         $ 8.284  $  6.882  $ 8.165  $  6.736  $ 4.555  $  9.398  $  9.766       N/A       N/A
Ending AUV                            $10.648  $  8.284  $ 6.882  $  8.165  $ 6.736  $  4.555  $  9.398       N/A       N/A

Ending number of AUs (000s)               200        89       29        54      165        17         6       N/A       N/A

MERGER FUND VL
Merger Fund VL (inception date May 3, 2010)
-------------------------------------------
Beginning AUV                         $10.699  $ 10.436  $10.346  $  9.982      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $11.044  $ 10.699  $10.436  $ 10.346      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               895       513      403       420      N/A       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
-------------------------
Beginning AUV                         $13.133  $ 11.264  $12.707  $ 10.986  $ 7.039  $ 14.785  $ 13.523  $ 12.048  $ 10.139
Ending AUV                            $16.719  $ 13.133  $11.264  $ 12.707  $10.986  $  7.039  $ 14.785  $ 13.523  $ 12.048

Ending number of AUs (000s)                67        83      156       142      188       199       204       118        17

Mid-Cap Growth Portfolio
-------------------------
Beginning AUV                         $18.567  $ 16.517  $16.439  $ 12.734  $ 9.676  $ 17.086  $ 13.945  $ 12.158  $ 10.126
Ending AUV                            $23.813  $ 18.567  $16.517  $ 16.439  $12.734  $  9.676  $ 17.086  $ 13.945  $ 12.158

Ending number of AUs (000s)                40       222      163        53       40        54        51        15         1

Mid Cap Intrinsic Value Portfolio
---------------------------------
Beginning AUV                         $14.520  $ 12.568  $13.442  $ 10.653  $ 7.268  $ 13.415  $ 12.986  $ 11.682  $ 10.162
Ending AUV                            $19.511  $ 14.520  $12.568  $ 13.442  $10.653  $  7.268  $ 13.415  $ 12.986  $ 11.682

Ending number of AUs (000s)                67        24       21        42       55        40        41        31        11

Short Duration Bond Portfolio
-----------------------------
Beginning AUV                         $11.973  $ 11.446  $11.413  $ 10.840  $ 9.565  $ 11.049  $ 10.546  $ 10.121  $ 10.008
Ending AUV                            $12.058  $ 11.973  $11.446  $ 11.413  $10.840  $  9.565  $ 11.049  $ 10.546  $ 10.121

Ending number of AUs (000s)               241        78      106        40       56       125       189       161         7

Small-Cap Growth Portfolio
--------------------------
Beginning AUV                         $11.370  $ 10.448  $10.560  $  8.829  $ 7.192  $ 11.883  $ 11.822  $ 11.232  $ 10.118
Ending AUV                            $15.892  $ 11.370  $10.448  $ 10.560  $ 8.829  $  7.192  $ 11.883  $ 11.822  $ 11.232

Ending number of AUs (000s)                94        67       52        66       37        69        17        15         3

Socially Responsive Portfolio
-----------------------------
Beginning AUV                         $14.454  $ 13.024  $13.438  $ 10.938  $ 8.322  $ 13.743  $ 12.771  $ 11.232  $ 10.143
Ending AUV                            $19.385  $ 14.454  $13.024  $ 13.438  $10.938  $  8.322  $ 13.743  $ 12.771  $ 11.232

Ending number of AUs (000s)               116        94       67        58       19        14        17         7         4

NORTHERN LIGHTS VARIABLE TRUST:
7Twelve Portfolio (inception date November 15, 2013)
----------------------------------------------------
Beginning AUV                         $ 9.909       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.248       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                44       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

BCM Decathlon Aggressive Fund (inception date May 1, 2012)
----------------------------------------------------------
Beginning AUV                         $10.460  $ 10.000      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $11.225  $ 10.460      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               151       321      N/A       N/A      N/A       N/A       N/A       N/A       N/A

BCM Decathlon Conservative Fund (inception date May 1, 2012)
------------------------------------------------------------
Beginning AUV                         $10.160  $ 10.000      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.320  $ 10.160      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               493       464      N/A       N/A      N/A       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
BCM Decathlon Moderate Fund (inception date May 1, 2012)
--------------------------------------------------------
Beginning AUV                         $10.330  $ 10.000      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.903  $ 10.330      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               531       597      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Changing Parameters Portfolio (inception date July 2, 2007)
-----------------------------------------------------------
Beginning AUV                         $ 9.730  $  8.916  $ 8.981  $  9.242  $ 9.849  $ 10.110  $ 10.000       N/A       N/A
Ending AUV                            $ 9.928  $  9.730  $ 8.916  $  8.981  $ 9.242  $  9.849  $ 10.110       N/A       N/A

Ending number of AUs (000s)             1,556     1,505    1,545     1,551      880       908       804       N/A       N/A

Innealta County Rotation Portfolio (inception date November 16, 2012)
---------------------------------------------------------------------
Beginning AUV                         $10.060  $ 10.000      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 9.885  $ 10.060      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                30         6      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Innealta Sector Rotation Portfolio (inception date November 16, 2012)
---------------------------------------------------------------------
Beginning AUV                         $10.060  $ 10.000      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 9.737  $ 10.060      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                20         6      N/A       N/A      N/A       N/A       N/A       N/A       N/A

JNF Balanced Portfolio (inception date May 1, 2007)
---------------------------------------------------
Beginning AUV                         $12.117  $ 10.956  $10.335  $  9.249  $ 7.591  $  9.880  $ 10.028       N/A       N/A
Ending AUV                            $14.334  $ 12.117  $10.956  $ 10.335  $ 9.249  $  7.591  $  9.880       N/A       N/A

Ending number of AUs (000s)                41        38       15         8       39        16        27       N/A       N/A

JNF Equity Portfolio (inception date May 1, 2007)
-------------------------------------------------
Beginning AUV                         $10.421  $  8.925  $ 8.831  $  7.012  $ 5.193  $  9.047  $ 10.013       N/A       N/A
Ending AUV                            $13.875  $ 10.421  $ 8.925  $  8.831  $ 7.012  $  5.193  $  9.047       N/A       N/A

Ending number of AUs (000s)               112        89       39        52       40        44       180       N/A       N/A

Mariner Hyman Beck Portfolio (inception date November 16, 2012)
---------------------------------------------------------------
Beginning AUV                         $10.073  $ 10.000      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.363  $ 10.073      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                49         -      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Power Income Fund (inception date May 1, 2012)
----------------------------------------------
Beginning AUV                         $10.270  $ 10.000      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.702  $ 10.270      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               322       342      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Probabilities Fund (inception May 1, 2013)
------------------------------------------
Beginning AUV                         $10.000       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.210       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             3,532       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

TOPS Capital Preservation ETF- Class 2 (inception May 2, 2011)
--------------------------------------------------------------
Beginning AUV                         $10.830  $  9.831  $10.000       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $11.283  $ 10.830  $ 9.831       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                26        55        -       N/A      N/A       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
TOPS Managed Risk Balanced ETF- Class 2 (inception November 18, 2011)
---------------------------------------------------------------------
Beginning AUV                         $10.927  $ 10.082  $10.000       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $11.701  $ 10.927  $10.082       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                25        10        -       N/A      N/A       N/A       N/A       N/A       N/A

TOPS Managed Risk Growth ETF- Class 2 (inception May 2, 2011)
-------------------------------------------------------------
Beginning AUV                         $10.105  $  9.336  $ 9.990       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $11.548  $ 10.105  $ 9.336       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 1         -        -       N/A      N/A       N/A       N/A       N/A       N/A

TOPS Managed Risk Moderate Growth ETF- Class 2 (inception November 18, 2011)
----------------------------------------------------------------------------
Beginning AUV                         $10.921  $ 10.051  $10.000       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $12.120  $ 10.921  $10.051       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               193        72       72       N/A      N/A       N/A       N/A       N/A       N/A

OPPENHEIMER VARIABLE ACCOUNT FUNDS: (inception November 18, 2011)
Core Bond Fund
--------------
Beginning AUV                         $11.132  $ 10.104  $ 9.987       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $11.118  $ 11.132  $10.104       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                20       235        1       N/A      N/A       N/A       N/A       N/A       N/A

Global Fund
-----------
Beginning AUV                         $12.167  $ 10.059  $ 9.993       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $15.107  $ 12.167  $10.059       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               221        71        1       N/A      N/A       N/A       N/A       N/A       N/A

Global Strategic Income Fund
----------------------------
Beginning AUV                         $11.356  $ 10.037  $10.000       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $11.253  $ 11.356  $10.037       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                41       973        1       N/A      N/A       N/A       N/A       N/A       N/A

International Growth Fund
-------------------------
Beginning AUV                         $12.307  $ 10.114  $10.000       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $15.005  $ 12.307  $10.114       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               345        65        -       N/A      N/A       N/A       N/A       N/A       N/A

Main Street(R) Fund
-----------------
Beginning AUV                         $12.202  $ 10.464  $10.020       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $15.489  $ 12.202  $10.464       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               122        51        -       N/A      N/A       N/A       N/A       N/A       N/A

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
------------------------------------------------
Beginning AUV                         $15.395  $ 13.394  $13.137  $ 11.616  $ 9.555  $ 11.354  $ 10.481  $  9.974       N/A
Ending AUV                            $15.435  $ 15.395  $13.394  $ 13.137  $11.616  $  9.555  $ 11.354  $ 10.481       N/A

Ending number of AUs (000s)             2,085     1,619      897       756      484       293       182        25       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
-------------------------------------------------------------------
Beginning AUV                         $11.425  $ 10.841  $11.727  $  9.418  $ 6.654  $ 11.838  $  9.606  $ 10.106       N/A
Ending AUV                            $ 9.746  $ 11.425  $10.841  $ 11.727  $ 9.418  $  6.654  $ 11.838  $  9.606       N/A

Ending number of AUs (000s)             1,202       844      625       678      315       280       255       123       N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
------------------------------------------------------------
Beginning AUV                         $17.961  $ 15.238  $14.333  $ 12.780  $ 9.792  $ 11.463  $ 10.834  $  9.979       N/A
Ending AUV                            $16.599  $ 17.961  $15.238  $ 14.333  $12.780  $  9.792  $ 11.463  $ 10.834       N/A

Ending number of AUs (000s)               876     1,407      690       420      307       323       122       214       N/A

Foreign Bond Unhedged Portfolio (inception date November 14, 2008)
------------------------------------------------------------------
Beginning AUV                         $14.236  $ 13.494  $12.434  $ 11.358  $10.912  $  9.959       N/A       N/A       N/A
Ending AUV                            $13.408  $ 14.236  $13.494  $ 12.434  $11.358  $ 10.912       N/A       N/A       N/A

Ending number of AUs (000s)               557       274      184       106       81       181       N/A       N/A       N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV                         $15.507  $ 13.989  $13.103  $ 12.078  $10.448  $ 10.705  $ 10.330  $ 10.011       N/A
Ending AUV                            $15.629  $ 15.507  $13.989  $ 13.103  $12.078  $ 10.448  $ 10.705  $ 10.330       N/A

Ending number of AUs (000s)               283       758      699       238      145       180       184        23       N/A

Global Advantage Strategy Bond Portfolio (inception November 18, 2011)
----------------------------------------------------------------------
Beginning AUV                         $10.588  $  9.971  $10.000       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.299  $ 10.588  $ 9.971       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               158        19        1       N/A      N/A       N/A       N/A       N/A       N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
-----------------------------------------------------------
Beginning AUV                         $16.743  $ 15.657  $14.556  $ 13.038  $11.159  $ 11.255  $ 10.257  $ 10.001       N/A
Ending AUV                            $15.570  $ 16.743  $15.657  $ 14.556  $13.038  $ 11.159  $ 11.255  $ 10.257       N/A

Ending number of AUs (000s)               213       259      254       151      146       338       104        27       N/A

Global Diversified Allocation Portfolio (inception date November 16, 2012)
--------------------------------------------------------------------------
Beginning AUV                         $10.350  $ 10.041      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $11.418  $ 10.350      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                14         -      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Global Multi-Asset Portfolio (inception date November 19, 2010)
---------------------------------------------------------------
Beginning AUV                         $10.923  $ 10.033  $10.210  $ 10.000      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.090  $ 10.923  $10.033  $ 10.210      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               463       233      131        15      N/A       N/A       N/A       N/A       N/A

High Yield Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV                         $15.958  $ 13.961  $13.510  $ 11.803  $ 8.415  $ 11.001  $ 10.629  $  9.990       N/A
Ending AUV                            $16.799  $ 15.958  $13.961  $ 13.510  $11.803  $  8.415  $ 11.001  $ 10.629       N/A

Ending number of AUs (000s)             3,672     4,501    3,227     2,462    3,319       437       103       450       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
Long Term US Government Portfolio (inception date November 1, 2006)
-------------------------------------------------------------------
Beginning AUV                         $18.232  $ 17.458  $13.657  $ 12.237  $12.798  $ 10.911  $  9.941  $ 10.048       N/A
Ending AUV                            $16.239  $ 18.232  $17.458  $ 13.657  $12.237  $ 12.798  $ 10.911  $  9.941       N/A

Ending number of AUs (000s)                67       103      215        84      116       132        87         -       N/A

Low Duration Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                         $13.725  $ 12.966  $12.824  $ 12.180  $10.748  $ 10.793  $ 10.052  $ 10.011       N/A
Ending AUV                            $13.762  $ 13.725  $12.966  $ 12.824  $12.180  $ 10.748  $ 10.793  $ 10.052       N/A

Ending number of AUs (000s)             1,836     1,776    1,603       867      630       625       229         8       N/A

Real Return Portfolio
---------------------
Beginning AUV                         $16.221  $ 14.915  $13.357  $ 12.356  $10.439  $ 11.229  $ 10.150  $ 10.078  $ 10.001
Ending AUV                            $14.967  $ 16.221  $14.915  $ 13.357  $12.356  $ 10.439  $ 11.229  $ 10.150  $ 10.078

Ending number of AUs (000s)             1,175     1,842    1,498     1,037      834       595       359       169        17

Short Term Portfolio
---------------------
Beginning AUV                         $12.569  $ 12.230  $12.168  $ 11.917  $11.055  $ 11.089  $ 10.613  $ 10.178  $ 10.001
Ending AUV                            $12.632  $ 12.569  $12.230  $ 12.168  $11.917  $ 11.055  $ 11.089  $ 10.613  $ 10.178

Ending number of AUs (000s)             1,360       718      742       522      500       279       270       155         9

Total Return Portfolio
----------------------
Beginning AUV                         $16.778  $ 15.310  $14.777  $ 13.669  $11.987  $ 11.438  $ 10.519  $ 10.130  $ 10.020
Ending AUV                            $16.606  $ 16.778  $15.310  $ 14.777  $13.669  $ 11.987  $ 11.438  $ 10.519  $ 10.130

Ending number of AUs (000s)             5,821     5,409    3,776     3,318    2,552     2,022     1,670       566        49

Unconstrained Bond Portfolio (inception date February 3, 2012)
--------------------------------------------------------------
Beginning AUV                         $10.679  $  9.990      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.615  $ 10.679      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             1,314       490      N/A       N/A      N/A       N/A       N/A       N/A       N/A

PIONEER VARIABLE CONTRACTS TRUST:
Bond Portfolio (inception date (inception date November 9, 2007)
----------------------------------------------------------------
Beginning AUV                         $14.694  $ 13.553  $12.862  $ 11.806  $10.065  $ 10.154  $ 10.019       N/A       N/A
Ending AUV                            $14.845  $ 14.694  $13.553  $ 12.862  $11.806  $ 10.065  $ 10.154       N/A       N/A

Ending number of AUs (000s)               346       312      316       365      157        50         3       N/A       N/A

Disciplined Value Portfolio (inception date November 1, 2006)
-------------------------------------------------------------
Beginning AUV                         $10.013  $  9.053  $ 9.398  $  8.601  $ 7.432  $ 11.017  $ 10.355  $  9.936       N/A
Ending AUV                            $12.605  $ 10.013  $ 9.053  $  9.398  $ 8.601  $  7.432  $ 11.017  $ 10.355       N/A

Ending number of AUs (000s)               181       212      134       148      140       250        73         -       N/A

Emerging Markets Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                         $11.384  $ 10.195  $13.347  $ 11.545  $ 6.634  $ 15.910  $ 11.169  $ 10.036       N/A
Ending AUV                            $11.175  $ 11.384  $10.195  $ 13.347  $11.545  $  6.634  $ 15.910  $ 11.169       N/A

Ending number of AUs (000s)               361       303      176       287      300       198       102        38       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
Equity Income Portfolio
-----------------------
Beginning AUV                         $14.274  $ 12.980  $12.272  $ 10.293  $ 9.038  $ 13.000  $ 12.930  $ 10.588  $ 10.093
Ending AUV                            $17.969  $ 14.274  $12.980  $ 12.272  $10.293  $  9.038  $ 13.000  $ 12.930  $ 10.588

Ending number of AUs (000s)               213       211      372       208      139       225       193       174         2

Fund Portfolio
--------------
Beginning AUV                         $13.288  $ 12.086  $12.662  $ 10.941  $ 8.760  $ 13.346  $ 12.736  $ 10.946  $ 10.116
Ending AUV                            $17.265  $ 13.288  $12.086  $ 12.662  $10.941  $  8.760  $ 13.346  $ 12.736  $ 10.946

Ending number of AUs (000s)                37        46       30       103      139       160       136        41         3

High Yield Portfolio
--------------------
Beginning AUV                         $16.560  $ 14.312  $14.610  $ 12.417  $ 7.759  $ 12.055  $ 11.416  $ 10.547  $ 10.032
Ending AUV                            $18.403  $ 16.560  $14.312  $ 14.610  $12.417  $  7.759  $ 12.055  $ 11.416  $ 10.547

Ending number of AUs (000s)               228       187      158       205      294       134       725        80        67

Mid Cap Value Portfolio
-----------------------
Beginning AUV                         $13.256  $ 11.961  $12.703  $ 10.775  $ 8.602  $ 12.986  $ 12.327  $ 10.980  $ 10.125
Ending AUV                            $17.119  $ 13.256  $11.961  $ 12.703  $10.775  $  8.602  $ 12.986  $ 12.327  $ 10.980

Ending number of AUs (000s)                40        65      165       225      158       142       106        31         1

Strategic Income Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                         $15.420  $ 13.870  $13.657  $ 12.262  $ 9.488  $ 10.744  $ 10.121  $ 10.020       N/A
Ending AUV                            $15.544  $ 15.420  $13.870  $ 13.657  $12.262  $  9.488  $ 10.744  $ 10.121       N/A

Ending number of AUs (000s)               826       742      417       559      582       296       541         -       N/A

PROFUNDS VP:
Access VP High Yield Fund (inception date May 3, 2010)
------------------------------------------------------
Beginning AUV                         $12.894  $ 11.298  $10.997  $ 10.012      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $14.135  $ 12.894  $11.298  $ 10.997      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               528     1,074      684       141      N/A       N/A       N/A       N/A       N/A

Asia 30 Fund (inception date May 3, 2010)
-----------------------------------------
Beginning AUV                         $ 9.524  $  8.248  $11.298  $ 10.072      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.764  $  9.524  $ 8.248  $ 11.298      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                41        82       26        81      N/A       N/A       N/A       N/A       N/A

Banks Fund (inception date November 19, 2010)
---------------------------------------------
Beginning AUV                         $10.838  $  8.124  $11.091  $  9.965      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $14.288  $ 10.838  $ 8.124  $ 11.091      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                95        11        1         -      N/A       N/A       N/A       N/A       N/A

Basic Materials Fund (inception date May 3, 2010)
-------------------------------------------------
Beginning AUV                         $11.057  $ 10.192  $12.155  $ 10.002      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $12.509  $ 11.057  $10.192  $ 12.155      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               128        23        4        45      N/A       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
Bear Fund (inception date May 3, 2010)
--------------------------------------
Beginning AUV                         $ 6.789  $  8.140  $ 8.934  $  9.868      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 5.123  $  6.789  $ 8.140  $  8.934      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                22        53        7         9      N/A       N/A       N/A       N/A       N/A

Biotechnology Fund (inception date May 3, 2010)
-----------------------------------------------
Beginning AUV                         $15.053  $ 10.698  $10.040  $ 10.057      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $24.939  $ 15.053  $10.698  $ 10.040      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                69        31        1        20      N/A       N/A       N/A       N/A       N/A

Bull Fund (inception date May 3, 2010)
--------------------------------------
Beginning AUV                         $12.068  $ 10.596  $10.596  $ 10.129      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $15.299  $ 12.068  $10.596  $ 10.596      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               912       410      237       165      N/A       N/A       N/A       N/A       N/A

Consumer Goods Fund (inception date May 3, 2010)
------------------------------------------------
Beginning AUV                         $13.107  $ 11.823  $11.055  $ 10.096      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $16.665  $ 13.107  $11.823  $ 11.055      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                52        74        6        18      N/A       N/A       N/A       N/A       N/A

Consumer Services Fund (inception date November 19, 2010)
---------------------------------------------------------
Beginning AUV                         $13.379  $ 10.957  $10.386  $ 10.052      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $18.332  $ 13.379  $10.957  $ 10.386      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               252        93        4         1      N/A       N/A       N/A       N/A       N/A

Emerging Markets Fund (inception date May 3, 2010)
--------------------------------------------------
Beginning AUV                         $ 9.485  $  8.901  $11.085  $  9.978      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 8.999  $  9.485  $ 8.901  $ 11.085      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                63       200        3       106      N/A       N/A       N/A       N/A       N/A

Europe 30 Fund (inception date May 3, 2010)
-------------------------------------------
Beginning AUV                         $11.328  $  9.716  $10.663  $  9.975      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $13.358  $ 11.328  $ 9.716  $ 10.663      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               234        87        9        21      N/A       N/A       N/A       N/A       N/A

Falling U.S. Dollar Fund (inception date November 19, 2010)

Beginning AUV                         $ 9.591  $  9.665  $ 9.936  $ 10.027      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 9.350  $  9.591  $ 9.665  $  9.936      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 -         -        -         2      N/A       N/A       N/A       N/A       N/A

Financials Fund (inception date May 3, 2010)
--------------------------------------------
Beginning AUV                         $10.614  $  8.509  $ 9.875  $ 10.169      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $13.703  $ 10.614  $ 8.509  $  9.875      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                99        25        7         -      N/A       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
Health Care Fund (inception date May 3, 2010)
---------------------------------------------
Beginning AUV                         $13.234  $ 11.272  $10.237  $ 10.060      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $18.381  $ 13.234  $11.272  $ 10.237      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               184        73        5         7      N/A       N/A       N/A       N/A       N/A

Industrials Fund (inception date May 3, 2010)
---------------------------------------------
Beginning AUV                         $12.266  $ 10.592  $10.785  $ 10.196      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $16.272  $ 12.266  $10.592  $ 10.785      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               247       143       20        18      N/A       N/A       N/A       N/A       N/A

International Fund (inception date May 3, 2010)
-----------------------------------------------
Beginning AUV                         $10.970  $  9.462  $11.046  $ 10.081      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $12.846  $ 10.970  $ 9.462  $ 11.046      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                60       144        3        60      N/A       N/A       N/A       N/A       N/A

Internet Fund (inception date November 19, 2010)
------------------------------------------------
Beginning AUV                         $11.594  $  9.680  $10.399  $ 10.065      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $16.624  $ 11.594  $ 9.680  $ 10.399      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                51        23        2        13      N/A       N/A       N/A       N/A       N/A

Japan Fund (inception date May 3, 2010)
---------------------------------------
Beginning AUV                         $ 9.114  $  7.412  $ 9.099  $ 10.107      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $13.045  $  9.114  $ 7.412  $  9.099      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                79        80       14        12      N/A       N/A       N/A       N/A       N/A

Large-Cap Growth Fund (inception date May 3, 2010)
--------------------------------------------------
Beginning AUV                         $12.593  $ 11.172  $10.833  $ 10.119      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $16.049  $ 12.593  $11.172  $ 10.833      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               121        27        2        40      N/A       N/A       N/A       N/A       N/A

Large-Cap Value Fund (inception date May 3, 2010)
-------------------------------------------------
Beginning AUV                         $11.863  $ 10.278  $10.411  $ 10.141      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $15.080  $ 11.863  $10.278  $ 10.411      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               164       138       16         2      N/A       N/A       N/A       N/A       N/A

Mid-Cap Fund (inception date May 3, 2010)
-----------------------------------------
Beginning AUV                         $12.133  $ 10.501  $10.959  $ 10.158      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $15.423  $ 12.133  $10.501  $ 10.959      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               250       187       67         7      N/A       N/A       N/A       N/A       N/A

Mid-Cap Growth Fund (inception date May 3, 2010)
------------------------------------------------
Beginning AUV                         $12.738  $ 11.040  $11.369  $ 10.166      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $16.122  $ 12.738  $11.040  $ 11.369      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               127        89        2       201      N/A       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
Mid-Cap Value Fund (inception date May 3, 2010)
-----------------------------------------------
Beginning AUV                         $11.919  $ 10.225  $10.642  $ 10.155      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $15.331  $ 11.919  $10.225  $ 10.642      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                49       109        7         -      N/A       N/A       N/A       N/A       N/A

Money Market Fund (inception date November 19, 2010)
----------------------------------------------------
Beginning AUV                         $10.004  $ 10.002  $10.000  $ 10.000      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.006  $ 10.004  $10.002  $ 10.000      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             2,886     3,363      364        39      N/A       N/A       N/A       N/A       N/A

NASDAQ-100 Fund (inception date May 3, 2010)
--------------------------------------------
Beginning AUV                         $13.009  $ 11.192  $11.032  $ 10.149      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $16.986  $ 13.009  $11.192  $ 11.032      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               416       154       18       122      N/A       N/A       N/A       N/A       N/A

Oil & Gas Fund (inception date May 3, 2010)
-------------------------------------------
Beginning AUV                         $11.866  $ 11.532  $11.279  $ 10.099      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $14.323  $ 11.866  $11.532  $ 11.279      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                78        54        6        32      N/A       N/A       N/A       N/A       N/A

Pharmaceuticals Fund (inception date May 3, 2010)
-------------------------------------------------
Beginning AUV                         $13.334  $ 11.921  $10.265  $ 10.079      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $17.602  $ 13.334  $11.921  $ 10.265      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                61        14       71         -      N/A       N/A       N/A       N/A       N/A

Precious Metals Fund (inception date May 3, 2010)
-------------------------------------------------
Beginning AUV                         $ 8.552  $ 10.007  $12.387  $  9.831      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 5.273  $  8.552  $10.007  $ 12.387      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                78        74       80        65      N/A       N/A       N/A       N/A       N/A

Real Estate Fund (inception date May 3, 2010)
---------------------------------------------
Beginning AUV                         $13.214  $ 11.278  $10.766  $ 10.325      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $13.117  $ 13.214  $11.278  $ 10.766      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                33        54        8         1      N/A       N/A       N/A       N/A       N/A

Rising Rates Opportunity Fund (inception date May 3, 2010)
----------------------------------------------------------
Beginning AUV                         $ 5.170  $  5.556  $ 8.889  $ 10.007      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 5.881  $  5.170  $ 5.556  $  8.889      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               258       111       32        49      N/A       N/A       N/A       N/A       N/A

Semiconductor Fund (inception date November 19, 2010)
-----------------------------------------------------
Beginning AUV                         $ 9.736  $ 10.159  $10.571  $ 10.127      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $12.295  $  9.736  $10.159  $ 10.571      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 1         1        -         9      N/A       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
Short Emerging Markets Fund (inception date November 19, 2010)
--------------------------------------------------------------
Beginning AUV                         $ 9.155  $ 10.528  $ 9.514  $ 10.014      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 9.042  $  9.155  $10.528  $  9.514      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 -         -        2        38      N/A       N/A       N/A       N/A       N/A

Short International Fund (inception date November 19, 2010)
-----------------------------------------------------------
Beginning AUV                         $ 7.947  $  9.952  $ 9.776  $ 10.000      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 6.438  $  7.947  $ 9.952  $  9.776      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 9        24        2         -      N/A       N/A       N/A       N/A       N/A

Short Mid-Cap Fund (inception date November 19, 2010)
-----------------------------------------------------
Beginning AUV                         $ 6.911  $  8.527  $ 9.291  $  9.969      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 5.171  $  6.911  $ 8.527  $  9.291      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 -         -        -         -      N/A       N/A       N/A       N/A       N/A

Short NASDAQ-100 Fund (inception date May 3, 2010)
--------------------------------------------------
Beginning AUV                         $ 6.263  $  7.712  $ 8.614  $  9.845      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 4.567  $  6.263  $ 7.712  $  8.614      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               213       124        2         8      N/A       N/A       N/A       N/A       N/A

Short Small-Cap Fund (inception date May 3, 2010)
-------------------------------------------------
Beginning AUV                         $ 6.215  $  7.669  $ 8.436  $  9.741      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 4.373  $  6.215  $ 7.669  $  8.436      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                11        47        5         1      N/A       N/A       N/A       N/A       N/A

Small Cap Fund (inception date November 19, 2010)
-------------------------------------------------
Beginning AUV                         $11.697  $ 10.193  $10.804  $ 10.050      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $15.752  $ 11.697  $10.193  $ 10.804      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               222        37       79        35      N/A       N/A       N/A       N/A       N/A

Small-Cap Growth Fund (inception date May 3, 2010)
--------------------------------------------------
Beginning AUV                         $12.777  $ 11.359  $11.216  $ 10.223      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $17.742  $ 12.777  $11.359  $ 11.216      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                93        80       25       124      N/A       N/A       N/A       N/A       N/A

Small-Cap Value Fund (inception date May 3, 2010)
-------------------------------------------------
Beginning AUV                         $11.674  $ 10.050  $10.480  $ 10.223      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $15.848  $ 11.674  $10.050  $ 10.480      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                79       152       26        15      N/A       N/A       N/A       N/A       N/A

Technology Fund (inception date May 3, 2010)
--------------------------------------------
Beginning AUV                         $11.656  $ 10.567  $10.713  $ 10.146      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $14.032  $ 11.656  $10.567  $ 10.713      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                38         2       81         2      N/A       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
Telecommunications Fund (inception date November 19, 2010)
----------------------------------------------------------
Beginning AUV                         $12.515  $ 10.741  $10.544  $ 10.000      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $13.913  $ 12.515  $10.741  $ 10.544      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                51        25        2         -      N/A       N/A       N/A       N/A       N/A

U.S.  Government Plus Fund (inception date May 3, 2010)
-------------------------------------------------------
Beginning AUV                         $15.376  $ 15.228  $10.611  $  9.982      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $12.771  $ 15.376  $15.228  $ 10.611      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 3        32       37         7      N/A       N/A       N/A       N/A       N/A

UltraBull Fund (inception date May 3, 2010)
-------------------------------------------
Beginning AUV                         $13.386  $ 10.384  $10.911  $ 10.260      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $21.476  $ 13.386  $10.384  $ 10.911      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                32        16        2         2      N/A       N/A       N/A       N/A       N/A

UltraMid-Cap Fund (inception date May 3, 2010)
----------------------------------------------
Beginning AUV                         $13.488  $ 10.180  $11.789  $ 10.322      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $21.716  $ 13.488  $10.180  $ 11.789      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                18        15        2         4      N/A       N/A       N/A       N/A       N/A

UltraNASDAQ-100 Fund (inception date May 3, 2010)
-------------------------------------------------
Beginning AUV                         $15.644  $ 11.697  $11.838  $ 10.310      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $26.487  $ 15.644  $11.697  $ 11.838      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                39        24        -         1      N/A       N/A       N/A       N/A       N/A

UltraShort NASDAQ-100 Fund (inception date November 19, 2010)
-------------------------------------------------------------
Beginning AUV                         $ 4.610  $  7.116  $ 9.144  $  9.987      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 2.494  $  4.610  $ 7.116  $  9.144      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                22        38       30         -      N/A       N/A       N/A       N/A       N/A

UltraSmall-Cap Fund (inception date May 3, 2010)
------------------------------------------------
Beginning AUV                         $11.998  $  9.264  $11.413  $ 10.452      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $21.577  $ 11.998  $ 9.264  $ 11.413      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                42        11       11         6      N/A       N/A       N/A       N/A       N/A

Utilities Fund (inception date May 3, 2010)
-------------------------------------------
Beginning AUV                         $12.462  $ 12.444  $10.590  $ 10.138      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $13.964  $ 12.462  $12.444  $ 10.590      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               147        67       96         7      N/A       N/A       N/A       N/A       N/A

PUTNAM VARIABLE TRUST:
Absolute Return 500 Fund (inception May 2, 2011)
------------------------------------------------
Beginning AUV                         $10.030  $  9.610  $ 9.980       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.379  $ 10.030  $ 9.610       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                44        23        3       N/A      N/A       N/A       N/A       N/A       N/A

American Government Income Fund (inception date November 19, 2010)
------------------------------------------------------------------
Beginning AUV                         $10.725  $ 10.530  $ 9.860  $ 10.008      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.695  $ 10.725  $10.530  $  9.860      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               104        36      241        20      N/A       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST: (continued)
Diversified Income Fund (inception date November 19, 2010)
----------------------------------------------------------
Beginning AUV                         $10.841  $  9.720  $10.038  $ 10.000      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $11.456  $ 10.841  $ 9.720  $ 10.038      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               756        54       32       304      N/A       N/A       N/A       N/A       N/A

Equity Income Fund (inception date November 19, 2010)
-----------------------------------------------------
Beginning AUV                         $12.788  $ 10.719  $10.516  $ 10.008      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $16.551  $ 12.788  $10.719  $ 10.516      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               171        59       53        16      N/A       N/A       N/A       N/A       N/A

High Yield Fund (inception date November 19, 2010)
--------------------------------------------------
Beginning AUV                         $11.959  $ 10.309  $10.131  $ 10.000      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $12.825  $ 11.959  $10.309  $ 10.131      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               980       337      601     1,233      N/A       N/A       N/A       N/A       N/A

Income Fund (inception date November 19, 2010)
----------------------------------------------
Beginning AUV                         $11.667  $ 10.535  $10.033  $ 10.000      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $11.865  $ 11.667  $10.535  $ 10.033      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               103       132       21       229      N/A       N/A       N/A       N/A       N/A

Voyager Fund (inception date November 19, 2010)
-----------------------------------------------
Beginning AUV                         $ 9.926  $  8.689  $10.577  $ 10.060      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $13.726  $  9.926  $ 8.689  $ 10.577      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                87        42       48         9      N/A       N/A       N/A       N/A       N/A

ROYCE CAPITAL FUND:
Micro-Cap Portfolio
-------------------
Beginning AUV                         $17.024  $ 15.821  $17.999  $ 13.850  $ 8.763  $ 15.447  $ 14.856  $ 12.271  $ 10.134
Ending AUV                            $20.569  $ 17.024  $15.821  $ 17.999  $13.850  $  8.763  $ 15.447  $ 14.856  $ 12.271

Ending number of AUs (000s)               166       157      171       206      220       180       131        86         6

Small-Cap Portfolio
-------------------
Beginning AUV                         $16.455  $ 14.627  $15.124  $ 12.548  $ 9.281  $ 12.745  $ 13.023  $ 11.269  $ 10.138
Ending AUV                            $21.856  $ 16.455  $14.627  $ 15.124  $12.548  $  9.281  $ 12.745  $ 13.023  $ 11.269

Ending number of AUs (000s)               442       382      385       421      345       357       197        86        24

SEI INSURANCE PRODUCTS TRUST:
Balanced Strategy Fund  (inception date November 15, 2013)
----------------------------------------------------------
Beginning AUV                         $10.030       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.059       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 -       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Conservative Strategy Fund  (inception date November 15, 2013)
--------------------------------------------------------------
Beginning AUV                         $10.010       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.010       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 -       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
SEI INSURANCE PRODUCTS TRUST: (continued)
Defensive Strategy Fund  (inception date November 15, 2013)
-----------------------------------------------------------
Beginning AUV                         $10.000       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.000       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 -       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Market Growth Strategy Fund  (inception date November 15, 2013)
---------------------------------------------------------------
Beginning AUV                         $10.029       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.069       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 1       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Market Plus Strategy Fund  (inception date November 15, 2013)
-------------------------------------------------------------
Beginning AUV                         $10.039       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.107       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 -       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Moderate Strategy Fund  (inception date November 15, 2013)
----------------------------------------------------------
Beginning AUV                         $10.020       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $10.020       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                 -       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II (inception date May 1, 2006)
----------------------------------------------------------
Beginning AUV                         $13.441  $ 11.400  $11.247  $  9.696  $ 6.838  $ 11.923  $ 10.600  $  9.959       N/A
Ending AUV                            $18.330  $ 13.441  $11.400  $ 11.247  $ 9.696  $  6.838  $ 11.923  $ 10.600       N/A

Ending number of AUs (000s)               817       718      570       536      506       544       474        80       N/A

Equity Income Portfolio II  (inception date May 1, 2006)
--------------------------------------------------------
Beginning AUV                         $12.101  $ 10.350  $10.456  $  9.113  $ 7.276  $ 11.415  $ 11.080  $  9.987       N/A
Ending AUV                            $15.328  $ 12.101  $10.350  $ 10.456  $ 9.113  $  7.276  $ 11.415  $ 11.080       N/A

Ending number of AUs (000s)               792       636      545       636      471       560       364       125       N/A

Health Sciences Portfolio II (inception date May 1, 2006)
---------------------------------------------------------
Beginning AUV                         $19.613  $ 14.972  $13.564  $ 11.763  $ 8.955  $ 12.644  $ 10.742  $  9.932       N/A
Ending AUV                            $29.045  $ 19.613  $14.972  $ 13.564  $11.763  $  8.955  $ 12.644  $ 10.742       N/A

Ending number of AUs (000s)               341       299      154        97       90       143       131        35       N/A

T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II (inception date May 1, 2007)
-----------------------------------------------------------
Beginning AUV                         $11.992  $ 11.707  $11.573  $ 11.252  $10.479  $ 10.344  $ 10.001       N/A       N/A
Ending AUV                            $11.993  $ 11.992  $11.707  $ 11.573  $11.252  $ 10.479  $ 10.344       N/A       N/A

Ending number of AUs (000s)               332       151      272       197      206        99        10       N/A       N/A

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
---------------
Beginning AUV                         $12.497  $  9.815  $12.472  $ 10.934  $ 7.523  $ 13.352  $ 14.026  $ 12.114  $ 10.175
Ending AUV                            $14.769  $ 12.497  $ 9.815  $ 12.472  $10.934  $  7.523  $ 13.352  $ 14.026  $ 12.114

Ending number of AUs (000s)               285       359      342       341      383       533       566       240        31




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
TIMOTHY PLAN VARIABLE SERIES:
Conservative Growth Portfolio (inception November 19, 2010)
-----------------------------------------------------------
Beginning AUV                         $11.307  $ 10.490  $10.295  $ 10.009      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $12.302  $ 11.307  $10.490  $ 10.295      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               128        52       14         -      N/A       N/A       N/A       N/A       N/A

Strategic Growth Portfolio (inception November 19, 2010)
--------------------------------------------------------
Beginning AUV                         $11.272  $ 10.116  $10.505  $ 10.022      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $13.043  $ 11.272  $10.116  $ 10.505      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               100        23       13        11      N/A       N/A       N/A       N/A       N/A

VAN ECK VIP TRUST:
Emerging Markets Fund
---------------------
Beginning AUV                         $22.918  $ 17.655  $23.774  $ 18.743  $ 8.792  $ 24.964  $ 18.140  $ 13.005  $ 10.229
Ending AUV                            $25.345  $ 22.918  $17.655  $ 23.774  $18.743  $  8.792  $ 24.964  $ 18.140  $ 13.005

Ending number of AUs (000s)               438       312      187       358      298        48       133        90        11

Global Gold Fund (inception date May 1, 2013)
---------------------------------------------
Beginning AUV                         $ 9.765       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $ 7.944       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                86       N/A      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Global Hard Assets Fund
-----------------------
Beginning AUV                         $25.204  $ 24.379  $29.178  $ 22.578  $14.332  $ 26.602  $ 18.301  $ 14.701  $ 10.143
Ending AUV                            $27.371  $ 25.204  $24.379  $ 29.178  $22.578  $ 14.332  $ 26.602  $ 18.301  $ 14.701

Ending number of AUs (000s)               188       205      218       222      184       159       173       135        20

Multi-Manager Alternatives Fund
-------------------------------
Beginning AUV                         $11.702  $ 11.548  $11.816  $ 11.256  $ 9.885  $ 11.375  $ 10.932  $ 10.061  $  9.990
Ending AUV                            $12.090  $ 11.702  $11.548  $ 11.816  $11.256  $  9.885  $ 11.375  $ 10.932  $ 10.061

Ending number of AUs (000s)               108       118      114       126      135        53        28        45         -

Unconstrained Emerging Markets Bond Fund
----------------------------------------
Beginning AUV                         $15.170  $ 14.373  $13.291  $ 12.515  $11.809  $ 11.398  $ 10.389  $  9.757  $ 10.024
Ending AUV                            $13.714  $ 15.170  $14.373  $ 13.291  $12.515  $ 11.809  $ 11.398  $ 10.389  $  9.757

Ending number of AUs (000s)                53        68       98       102      168       208       188        81         2

VARIABLE INSURANCE TRUST (inception date November 18, 2012)
Vice Fund
---------
Beginning AUV                         $10.180  $ 10.000      N/A       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $13.240  $ 10.180      N/A       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)                71         2        0       N/A      N/A       N/A       N/A       N/A       N/A

VIRTUS VARIABLE INSURANCE TRUST (inception date November 18, 2011)
International Series
--------------------
Beginning AUV                         $11.836  $ 10.159  $ 9.800       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $12.764  $ 11.836  $10.159       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               223       120        1       N/A      N/A       N/A       N/A       N/A       N/A




                                         2013      2012     2011      2010     2009      2008      2007      2006      2005
------------------------------------------------------------------------------------------------------------------------------
VIRTUS VARIABLE INSURANCE TRUST (inception date November 18, 2011) (continued)
Multi-Sector Fixed Income Series
--------------------------------
Beginning AUV                         $11.549  $ 10.069  $ 9.993       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $11.772  $ 11.549  $10.069       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               241       800       90       N/A      N/A       N/A       N/A       N/A       N/A

Premium AlphaSector Series
--------------------------
Beginning AUV                         $11.474  $ 10.366  $10.014       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $14.430  $ 11.474  $10.366       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)             1,080       340       28       N/A      N/A       N/A       N/A       N/A       N/A

Real Estate Securities Series
-----------------------------
Beginning AUV                         $12.477  $ 10.667  $10.087       N/A      N/A       N/A       N/A       N/A       N/A
Ending AUV                            $12.571  $ 12.477  $10.667       N/A      N/A       N/A       N/A       N/A       N/A

Ending number of AUs (000s)               178       124       11       N/A      N/A       N/A       N/A       N/A       N/A

WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
--------------
Beginning AUV                         $21.690  $ 18.422  $18.345  $ 13.534  $ 9.647  $ 17.336  $ 14.172  $ 12.362  $ 10.259
Ending AUV                            $30.268  $ 21.690  $18.422  $ 18.345  $13.534  $  9.647  $ 17.336  $ 14.172  $ 12.362

Ending number of AUs (000s)               323       106       70        71       22        17        42        32         -

Opportunity Fund
----------------
Beginning AUV                         $16.373  $ 14.173  $15.001  $ 12.121  $ 8.205  $ 13.697  $ 12.845  $ 11.446  $ 10.147
Ending AUV                            $20.758  $ 16.373  $14.173  $ 15.001  $12.121  $  8.205  $ 13.697  $ 12.845  $ 11.446

Ending number of AUs (000s)                23        23       26        16       35        23        20        16         8

Small Cap Value Fund (inception date November 9, 2007)
------------------------------------------------------
Beginning AUV                         $10.391  $  9.115  $ 9.829  $  8.383  $ 5.233  $  9.438  $  9.821       N/A       N/A
Ending AUV                            $12.458  $ 10.391  $ 9.115  $  9.829  $ 8.383  $  5.233  $  9.438       N/A       N/A

Ending number of AUs (000s)                46        40       37        16       90         1         -       N/A       N/A


--------------------------------------------------------------------------------

                                   APPENDIX C
      Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

                                                             Upon             Upon
State                                                   Premium Payment   Annuitization       Nonqualified       Qualified
-----                                                  ----------------  --------------      -------------      ----------
California ........................................                            X                  2.35%            0.50%

Maine..............................................           X                                   2.00%(1)

Nevada.............................................                            X                  3.50%

South Dakota.......................................           X                                   1.25%(2)

Texas .............................................                            X                  0.04%(3)         0.04%

West Virginia......................................                            X                  1.00%            1.00%

Wyoming............................................           X                                   1.00%



NOTE: The above tax deduction rates are as of January 1, 2013. No tax deductions are made for states not listed above. However,tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

        For a more detailed explanation of the assessment of taxes, see "Expenses - Premium Taxes."

        Premium payments listed above include premiums paid via 1035 exchange or other transfer.


-------------
(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

--------------------------------------------------------------------------------


                               PRIVACY NOTICE of
                  Jefferson National Life Insurance Company
01/2013

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs, and to others as permitted or required by law. We are required, on a periodic basis, to submit your personal data to an outside vendor to cross reference your information with the social security death master file to ensure death proceeds are paid in a timely manner, or to confirm the continuation of certain payouts.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

   o  The Medical Information Bureau
   o  Consumer Reporting Agencies
   o  Service Providers who conduct marketing services on our behalf
   o  Other Data Providers

Data we collect may include:

   o  Name, address, e-mail address, phone number
   o  Social Security Number
   o  Demographic Data
   o  Health data or other data about illness, disability or injury
   o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

   o  Insurance companies, agents, reinsurers
   o  Group policyholders for purpose of reporting claims experience
   o  Medical Laboratories and Prescription or Pharmacy Database Managers
   o  Medical Information and Motor Vehicle Bureaus or similar institutions
   o  A court or governmental agency when there is a lawful request
   o  Law enforcement officials to  prevent criminal activity and/or fraud
   o  Service providers that perform marketing or research services for us
   o Service providers that perform legal, audit, or administrative services for us
   o  Joint Marketing Partners
   o  Unaffiliated Fund Families
   o  Unaffiliated Third Parties
   o  Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law. We use your health data to:

   o  Underwrite policies
   o  Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                              10350 Ormsby Park Place
                              Louisville, Ky 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years. If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.
If you provide personal data to third parties, for example, independent agents or brokers, please note that this notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

Jefferson National [LOGO]

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, KY  40233



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
   General Information Regarding Jefferson National Life Insurance
   Company
   Jefferson National Life Annuity Account G
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements


--------------------------------------------------------------------------------
                             (cut along dotted line)


  If you would like a free copy of the Statement of Additional Information (Form # JNL-MNTADV-SAI-G-0513) dated May 1, 2013 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.jeffnat.com/SAI:

                   Jefferson National Life Insurance Company
                             Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

  Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account G (Monument Advisor) variable annuity at the following address:


  Name:_________________________________________________________________________


  Mailing
  Address:______________________________________________________________________

                                   Sincerely,

  ______________________________________________________________________________


                                  (Signature)

--------------------------------------------------------------------------------


(c) 2013, Jefferson National Life Insurance Company      JNL-MNTADV-PROS-G-12-13

                      STATEMENT OF ADDITIONAL INFORMATION

                          INDIVIDUAL VARIABLE ANNUITY

                                   ISSUED BY

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                      AND

                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

       ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                       PHONE: (866) 667-0561 (TOLL FREE)


                               December 30, 2013

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the "Separate Account"), dated December 30, 2013. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone:
(866) 667-0561.

                                          TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION                                                          B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-3

PUBLISHED RATINGS                                                            B-7

ADMINISTRATION                                                               B-7

ANNUITY PROVISIONS                                                           B-7

DISTRIBUTION                                                                 B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                    B-8

FINANCIAL STATEMENTS                                                         B-8

                              GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G:

Jefferson National Life Annuity Account G, also referred to as the "Separate Account", was established on January 18, 1996 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was know as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner.

The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,500 for 2013 ($6,500 if age 50 or older by the end of 2013), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $127,000 for single filers, $188,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,500 for 2013 ($6,500 if age 50 or older by the end of 2013). However, for single filers with modified adjusted gross income in excess of $112,000, but less than $127,000, the amount you may contribute is reduced. For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $178,000, but less than $188,000. For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                               PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include fixed payments

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

           ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS


The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated December 30, 2013.


                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


                                   JEFFERSON NATIONAL LIFE
                                   INSURANCE COMPANY

                                   Statutory Basis Financial Statements
                                   and Supplemental Material
                                   Years Ended December 31, 2012, 2011 and 2010

The report accompanying these financial statements was issued by BDO USA, LLP, a Delaware limited liability partnership and the U.S. member of BDO International Limited, a UK company limited by guarantee.

                                   JEFFERSON NATIONAL LIFE
                                   INSURANCE COMPANY

                                   Statutory Basis Financial Statements
                                   and Supplemental Material
                                   Years Ended December 31, 2012, 2011 and 2010

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                    CONTENTS
--------------------------------------------------------------------------------

INDEPENDENT AUDITOR'S REPORT ......................................        3-4

STATUTORY BASIS FINANCIAL STATEMENTS:

  Statements of Admitted Assets, Liabilities and Capital and
    Surplus as of December 31, 2012 and 2011 ......................          5

  Statements of Operations for the Years Ended
    December 31, 2012, 2011 and 2010 ..............................          6

  Statements of Changes in Capital and Surplus for the Years
    Ended December 31, 2012, 2011 and 2010 ........................          7

  Statements of Cash Flows for the Years Ended
    December 31, 2012, 2011 and 2010 ..............................          8

  Notes to Statutory Basis Financial Statements ...................       9-38

INDEPENDENT AUDITOR'S REPORT ON SUPPLEMENTAL MATERIAL .............         39

SUPPLEMENTAL MATERIAL:

  Selected Financial Data .........................................      40-41

  Summary Investment Schedule

  Investment Risk Interrogatories

[BDO LOGO]                Tel: +212 885-8000          100 Park Avenue
                          Fax: +212 697-1299          New York, NY 10017
                          www.bdo.com

INDEPENDENT AUDITOR'S REPORT

Board of Directors
Jefferson National Life Insurance Company
Louisville, Kentucky

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2012 and 2011, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years ended December 31, 2012, 2011 and 2010, and the related notes to the statutory basis financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the financial reporting provisions prescribed by the Texas Department of Insurance. Management is also responsible for design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

[BDO LOGO]

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2, the statutory basis financial statements are prepared on the basis of the financial reporting provisions prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the accompanying statutory basis financial statements of the variances between such practices and accounting principles generally accepted in the United States of America are described in Note 2.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matters described in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Jefferson National Life Insurance Company as of December 31, 2012 and 2011, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2012, 2011, and 2010.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company as of December 31, 2012 and 2011, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2012, 2011, and 2010 in accordance with the financial reporting provisions prescribed or permitted by the Texas Insurance Department, described in Note 2.

/s/BDO USA,LLP
Certified Public Accountants
New York, New York

March 30, 2013

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS,
                      LIABILITIES AND CAPITAL AND SURPLUS
                   (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
--------------------------------------------------------------------------------

DECEMBER 31,                                                         2012        2011
-------------------------------------------------------------------------------------
ADMITTED ASSETS
INVESTMENTS AND CASH:
  Bonds at amortized cost ...................................  $  446,337  $  420,781
  Preferred stock ...........................................       6,899       8,432
  Common stock ..............................................       9,533      10,446
  Mortgage loan trusts ......................................      13,219      13,584
  Mortgage loans on real estate .............................       1,991       2,212
  Investment in real estate .................................       1,060       1,314
  Policyholder loans ........................................       6,756       7,226
  Cash and short-term investments ...........................      13,508      47,438
  Intercompany note .........................................          --         952
  Other invested assets .....................................       1,961       2,455
  Derivatives ...............................................          14         348
-------------------------------------------------------------------------------------
    TOTAL INVESTMENTS AND CASH ..............................     501,278     515,188
ACCRUED INVESTMENT INCOME ...................................       4,409       3,687
AMOUNTS RECOVERABLE ON REINSURANCE CEDED ....................       2,723       2,849
OTHER ADMITTED ASSETS .......................................       2,680       1,409
SEPARATE ACCOUNT ASSETS .....................................   1,747,895   1,338,863
-------------------------------------------------------------------------------------
                                                               $2,258,985  $1,861,996
=====================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
  Policy and contract reserves ..............................  $  215,982  $  214,123
  Claim reserves ............................................        (109)        (89)
  Accounts payable and accrued expenses .....................         163         761
  Payable on reinsurance ....................................     191,581     198,155
  Due to parent and affiliates ..............................       1,846         361
  Asset valuation reserve ...................................       2,711       1,099
  Interest maintenance reserve ..............................       5,530       3,895
  Transfers from separate accounts ..........................      (1,962)     (2,856)
  Borrowed money ............................................      44,700      52,769
  Other liabilities .........................................       9,172       7,741
  Separate account liabilities ..............................   1,747,895   1,338,863
-------------------------------------------------------------------------------------
    TOTAL LIABILITIES .......................................   2,217,509   1,814,822
-------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
  Common  stock,  $4.80  par value, 1,065,000
    shares authorized, 1,043,565 shares issued and
    outstanding .............................................       5,009       5,009
  Paid-in surplus ...........................................      42,165      42,165
  Unassigned deficit ........................................     (10,725)     (6,505)
  Special surplus funds .....................................       5,027       6,505
-------------------------------------------------------------------------------------
    TOTAL CAPITAL AND SURPLUS ...............................      41,476      47,174
-------------------------------------------------------------------------------------
                                                               $2,258,985  $1,861,996
=====================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                            2012      2011      2010
-------------------------------------------------------------------------------------------
REVENUES:
  Premium, annuity and other considerations ................   $420,804  $275,695  $ (5,373)
  Net investment income ....................................     23,054    26,473    23,250
  Reserve adjustment on reinsurance ceded ..................     (6,345)   (6,538)   (6,556)
  Commission and expense allowances on reinsurance ceded ...      1,873     3,083     6,017
  Amortization of interest maintenance reserve .............        676       492     1,142
  Fee income ...............................................      5,921     6,511     6,799
  Other revenues ...........................................      7,037     6,060     4,329
-------------------------------------------------------------------------------------------
    TOTAL REVENUES .........................................    453,020   311,776    29,608
-------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
  Annuity and surrender benefits ...........................    157,487   141,910   145,870
  Increase (decrease) in policy and contract reserves ......        458     1,334  (208,443)
  Other benefits ...........................................      3,768     3,606     4,056
  Commissions ..............................................      1,667     1,751     2,028
  General and administrative expenses ......................     15,280    17,622    15,929
  Taxes, licenses and fees .................................        437       135       341
  Net transfers to (from) separate accounts ................    262,923   133,990    64,505
  Decrease in funds withheld ...............................     10,605    10,608        --
  Other expenses ...........................................         80        80        78
-------------------------------------------------------------------------------------------
    TOTAL BENEFITS AND EXPENSES ............................    452,705   311,036    24,364
-------------------------------------------------------------------------------------------
    INCOME FROM OPERATIONS BEFORE FEDERAL INCOME TAX
      PROVISION AND NET REALIZED CAPITAL LOSSES ............        315       740     5,244
FEDERAL INCOME TAX PROVISION ...............................         --        --        --
-------------------------------------------------------------------------------------------
   INCOME FROM OPERATIONS
      BEFORE NET REALIZED CAPITAL LOSSES ...................        315       740     5,244
NET REALIZED CAPITAL LOSSES, NET OF TRANSFERS TO IMR .......     (3,242)   (5,532)   (7,156)
-------------------------------------------------------------------------------------------
NET LOSS ...................................................   $ (2,927) $ (4,792) $ (1,912)
===========================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

               STATUTORY BASIS STATEMENTS OF CAPITAL AND SURPLUS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                            2012      2011       2010
--------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR ......................  $ 47,174  $ 31,314  $  25,905
--------------------------------------------------------------------------------------------
Adjustments to surplus:
  Net loss ..................................................    (2,927)   (4,792)    (1,912)
  Change in net unrealized capital gains (losses) ...........       211      (591)       610
  Change in deferred income tax .............................   (19,478)    3,520      2,863
  Change in nonadmitted assets ..............................    19,586    (3,524)    (2,581)
  Change in asset valuation reserve .........................    (1,612)      (83)      (842)
  Paid-in surplus ...........................................        --    15,175        --
  Change in surplus as a result of reinsurance, net of tax ..    (1,478)   (2,330)     7,271
  Increase in surplus due to quasi reorganization ...........        --     8,485        --
--------------------------------------------------------------------------------------------
    NET ADJUSTMENTS TO SURPLUS ..............................    (5,698)   15,860      5,409
--------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR ............................  $ 41,476  $ 47,174  $  31,314
============================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                   2012        2011       2010
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Premiums collected net of reinsurance .........................    $ 420,804   $ 275,695  $  (5,373)
  Net investment income .........................................       18,533      22,240     23,967
  Miscellaneous income ..........................................       14,831      15,654     17,144
-----------------------------------------------------------------------------------------------------
       TOTAL INCOME RECEIVED ....................................      454,168     313,589     35,738
-----------------------------------------------------------------------------------------------------
  Benefit and loss related payments .............................      167,396     152,875    157,358
  Net transfers to separate accounts ............................      262,030     132,775     63,294
  Commissions, expenses paid and aggregate write-ins for
     deductions .................................................       28,055      30,359     18,180
-----------------------------------------------------------------------------------------------------
       TOTAL OPERATING EXPENSES PAID ............................      457,481     316,009    238,832
-----------------------------------------------------------------------------------------------------
       NET CASH USED IN OPERATING ACTIVITIES ....................       (3,313)     (2,420)  (203,094)
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured or repaid:
    Bonds and stocks ............................................      180,166     168,402    367,475
    Mortgage loans ..............................................          617       1,065      1,322
    Derivatives .................................................           --         231        189
    Other invested assets .......................................        2,236         102        584
    Miscellaneous proceeds ......................................          334          --        318
-----------------------------------------------------------------------------------------------------
       TOTAL INVESTMENT PROCEEDS ................................      183,353     169,800    369,888
-----------------------------------------------------------------------------------------------------
  Cost of investments acquired:
    Bonds and stocks ............................................     (199,376)   (337,126)  (192,411)
    Mortgage loans ..............................................           --        (875)      (550)
    Derivatives .................................................           --        (609)      (283)
    Other invested assets .......................................       (1,033)       (491)    (2,400)
    Miscellaneous investments ...................................           (5)        (25)      (106)
-----------------------------------------------------------------------------------------------------
       TOTAL COST OF INVESTMENTS ACQUIRED .......................     (200,414)   (339,126)  (195,750)
-----------------------------------------------------------------------------------------------------
  Net decrease in policy loans ..................................          444         705      5,925
-----------------------------------------------------------------------------------------------------
       NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES ......      (16,617)   (168,621)   180,063
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND MISCELLANEOUS SOURCES:
    Borrowed money ..............................................       (8,069)    (13,828)     2,752
    Net deposit-type contract fund and other liabilities ........        1,402      (1,408)        23
    Other cash applied ..........................................       (7,333)        861    202,196
    Paid-in surplus .............................................           --      15,175         --
-----------------------------------------------------------------------------------------------------
       NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES AND
          MISCELLANEOUS SOURCES .................................      (14,000)        800    204,971
-----------------------------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS ...................      (33,930)   (170,241)   181,940
CASH AND SHORT-TERM INVESTMENTS:
  Beginning of year .............................................       47,438     217,679     35,739
-----------------------------------------------------------------------------------------------------
  End of year ...................................................    $  13,508   $  47,438  $ 217,679
=====================================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

1. ORGANIZATION

Jefferson National Life Insurance Company (the "Company" or "JNL"), is a life insurance company founded in 1937 and domiciled in the State of Texas. The Company markets primarily variable annuities and, in 2005, launched a revolutionary flat insurance fee variable annuity called Monument Advisor.

The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corp. ("JN Financial").

The following states represented premiums collected in excess of 5% of total premiums in 2012, 2011 and 2010:

                                       2012        2011      2010
-----------------------------------------------------------------
California ........................     11%          10%       12%
Texas .............................     10%          11%       14%
Florida ...........................      8%           6%        6%
Massachusetts .....................      8%           9%      N/A
Pennsylvania ......................    N/A          N/A         6%
Colorado ..........................    N/A          N/A         5%
=================================================================

All outstanding shares of the Company are owned by the parent company, JN Financial, an insurance holding company incorporated in the State of Delaware. On December 30, 2011, a group of investors, along with certain members of management of JN Financial, consummated an $83,000 management buyout, the proceeds of which were used to acquire the outstanding shares of JN Financial and contribute $20,660 of capital to the Company.

2. BASIS OF PRESENTATION

The statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the "Department"). Insurance companies domiciled in Texas are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). Under NAIC SAP, furniture, fixtures and equipment are depreciated against net income with the undepreciated portion reported as a nonadmitted asset charged against surplus. Under Texas Insurance Code S841.004, furniture, labor-saving devices, machines and all other office equipment may be admitted for property acquired after December 31, 2000 and depreciated over a period not to exceed five years. The amount of admitted furniture and equipment was $1,072 and $-0- at December 31, 2012 and 2011, respectively. The Department has the right to permit specific practices that deviate from prescribed practices.

Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

o bonds are carried principally at amortized cost, but at fair value for GAAP;

o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 101 which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

o assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP;

o premiums from interest sensitive and annuity policies are recognized as income, whereas under GAAP future policy liabilities are increased;

o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

o goodwill and other intangibles are subject to certain limitations as admitted assets;

o securities lending transactions in which collateral is not available for the general use by the Company are not recorded on the balance sheet per SAP No. 91R. For GAAP, such transactions are accounted for as a secured borrowing and the collateral is recorded on the GAAP balance sheet as an asset and a liability;

o certain "nonadmitted assets" (principally receivables over 90 days, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus; and

o under GAAP, the Company applied push-down accounting related to the JN Financial's management buyout on December 30, 2011. The Company revalued its assets and liabilities as of the date of the transaction in accordance with GAAP applicable to business combinations. Push-down accounting is not permitted under Texas SAP.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2012, 2011 and 2010 is as follows:

                                              Net Income (Loss)            Capital and Surplus
                                         ---------------------------   ---------------------------
                                           Year Ended December 31,            December 31,
                                         ---------------------------   ---------------------------
                                            2012      2011      2010      2012      2011      2010
--------------------------------------------------------------------------------------------------
Statutory amounts ....................   $(2,927)  $(4,792)  $(1,912)  $41,476   $47,174   $31,314
Add (deduct) adjustments:
  Investments ........................      (284)    1,875    15,817    26,220    15,010    12,834
  Deferred acquisition costs and
     valuation of business acquired ..      (141)   (2,365)   (7,850)   14,607    16,445    28,297
  Goodwill and other intangibles .....        --    (2,400)       --     5,218     4,146     5,462
  Nonadmitted assets .................        --        --        --        --       136       234
  Policy reserves ....................     2,435     3,365     2,440    (1,938)   (4,399)   (4,908)
  Ceding commissions .................    (1,478)   (2,329)   (5,138)       --        --        --
  Other ..............................         4        (3)       91        10         4         3
--------------------------------------------------------------------------------------------------
GAAP-basis amounts ...................   $(2,391)  $(6,649)  $ 3,448   $85,593   $78,516   $73,236
==================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

BONDS - Bonds not in default are generally stated at amortized cost using the interest method or at the lower of amortized cost or fair value for NAIC rated 6 securities. Mortgage-backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage-backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative; these are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annually based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC.

Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

POLICY LOANS - Policy loans are reported at unpaid balances.

SHORT-TERM INVESTMENTS - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

MORTGAGE LOAN TRUSTS - Mortgage loan trusts are reported at the Company's pro rata share of the unpaid principal balances of the underlying mortgage loans in the trusts. The Company participates in seven trusts managed by Innovative Capital Advisors and has various ownership percentages in the trusts ranging from 6.52% to 16.44%. Impairment losses are recognized if the underlying mortgage loans were unable to collect all principal and interest payments according to the contractual terms of the agreement.

MORTGAGE LOANS ON REAL ESTATE - Mortgage loans are reported at unpaid principal balances, less any discounts and allowances for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DERIVATIVES - The Company holds S&P puts that contain market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract. The Company purchased the puts to partially offset the impact of reserve changes in its guaranteed minimum death benefit rider. The Company reports the puts at fair value with the change in market value recognized in the net realized capital gain (loss) line of the statements of operations.

INTERCOMPANY NOTE - Intercompany note is a note between the Company and Jefferson National Asset Management, LLC ("JNAM"), an affiliate. The note is reported at the unpaid principal balance. The note was fully repaid in January 2012.

OTHER INVESTED ASSETS - Other invested assets represents an investment in a limited partnership interest. The partnership wholly owns an LLC comprised of an interest rate swap and subordinate notes of a trust backed by collateral in the form of mortgage-backed securities. The position is reported at the Company's share of underlying equity of the investee. The cost basis of other invested assets was $2,227 and $2,269 at December 31, 2012 and 2011, respectively.

REAL ESTATE - The Company owns available-for-sale real estate resulting from the foreclosure of certain commercial and residential mortgage loans in a loan sharing trust purchased to provide asset diversification. The real estate is valued at the appraised value at time of foreclosure.

REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE RESERVE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

SPECIAL SURPLUS FUNDS

Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

POLICY AND CONTRACT RESERVES

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

LIFE RESERVES

Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2.25% to 6.00%), in accordance with Department regulations.

Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

ANNUITY RESERVES

Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial Guideline 43 is followed. Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions in accordance with Department regulations.

Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.25% to 13.25%), in accordance with Department regulations.

Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

BORROWED MONEY

The Company became a member of the Federal Home Loan Bank of Dallas (the "FHLB") in September 2008. These advances taken are both variable rate and fixed rate advances which range in maturity from two years to twenty years. The Company's intention is to use the proceeds from these advances to invest in highly-rated Residential Mortgage-backed Securities ("RMBS") which also qualify as collateral under the program. At December 31, 2012, the Company owned $2,698 of FHLB common stock and had pledged RMBS and certificates of deposit with a fair value of $46,928 as collateral. At December 31, 2011, the Company owned $3,158 of FHLB capital stock and has pledged collateral of $55,176 in carrying value of RMBS securities. As of December 31, 2012, the Company had drawn $71,000 in FHLB advances with an unpaid balance of $44,616. As of December 31, 2011, the Company had drawn $71,000 in FHLB advances with an unpaid balance of $52,663. The assets and liability were classified in the general account as the program was established to increase income on the current fixed income portfolio in the general account.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Federal income tax provision (benefit) included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received. The Company does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for unrecognized tax benefits. For the years ended December 31, 2012 and 2011, there was no interest or penalties recorded or included in the statutory basis statements of operations. As of December 31, 2012, the years still subject to examination by a taxing authority are 2009 through 2011.

DEFERRED INCOME TAXES

In 2012, deferred tax assets are limited to 1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse during a period not to exceed three years, plus 2) amounts not greater than threshold limitations contingent upon the Company's ratio of capital and surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

In 2011, deferred tax assets are limited to 1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

The remaining deferred tax assets are non-admitted. Deferred taxes to not include amounts for state taxes.

SEPARATE ACCOUNT ASSETS/LIABILITIES

Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

PREMIUMS AND ANNUITY CONSIDERATIONS

Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

FEE INCOME

Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by JN Financial to the Company.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

ESTIMATES

The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

NEW ACCOUNTING PRONOUNCEMENTS

STATEMENT OF STATUTORY ACCOUNTING PRINCIPLES ("SSAP") NO. 101 - "INCOME TAXES - A REPLACEMENT OF SSAP NO. 10 AND SSAP NO. 10R"

In November 2011, the NAIC issued Statement of Statutory Accounting Principle ("SSAP") No. 101, "Income Taxes, a Replacement of SSAP No. 10R and SSAP No. 10". This statement established statutory accounting principles for current and deferred Federal and foreign income taxes and current state income taxes. This statement changed the statutory accounting for income taxes in two key areas related to tax loss contingencies and the admissibility of deferred tax assets. The adoption of this guidance on January 1, 2012 did not have a material impact on the statutory basis financial statements.

SSAP NO. 103 - "ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES"

The NAIC adopted SSAP No. 103 effective January 1, 2013. SSAP No 103 will supersede SSAP No. 91R, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", and incorporates guidance from Issue Paper No. 141. Upon the effective date of SSAP No. 103, GAAP and statutory measurement and reporting will be more closely aligned. Included in the revised statutory guidance is Accounting Standards Update ("ASU") 2011-03, which eliminated the presence of collateral as a consideration in determining the transferor's effective control. The adoption of this guidance is not expected to have any impact on the Company's results of operations, financial position or liquidity.

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2012 are as follows:

                                                         Gross Unrealized       NAIC
                                             Amortized   ----------------     Market
                                                  Cost     Gains   Losses      Value
------------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury .......................     $   7,659   $   351   $   --   $  8,010
   States and political subdivisions ...         5,620       407       (8)     6,019
   Corporate bonds .....................       186,239    14,858     (134)   200,963
   Mortgage-backed securities:
      U.S. government agencies .........        23,464     1,633       --     25,097
      Corporate ........................       223,355    15,892     (303)   238,944
------------------------------------------------------------------------------------

                                               446,337    33,141     (445)   479,033
Preferred stock ........................         6,899        68     (302)     6,665
Common stock ...........................         9,534        --       (1)     9,533
------------------------------------------------------------------------------------

Total ..................................     $ 462,770   $33,209   $ (748)  $495,231
====================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2011 are as follows:

                                                       Gross Unrealized         NAIC
                                           Amortized  --------------------    Market
                                                Cost     Gains   Losses        Value
------------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury ......................    $   6,640   $   418   $     --   $  7,058
   States and political subdivisions ..       18,438       808       (230)    19,016
   Corporate bonds ....................      121,721    10,062       (675)   131,108
   Mortgage-backed securities:
      U.S. government agencies ........       27,367     1,494     (2,146)    26,715
      Corporate .......................      246,615     2,402    (15,139)   233,878
------------------------------------------------------------------------------------

                                             420,781    15,184    (18,190)   417,775
Preferred stock .......................        8,432        11       (139)     8,304
Common stock ..........................       11,080        --       (634)    10,446
------------------------------------------------------------------------------------

Total .................................    $ 440,293   $15,195   $(18,963)  $436,525
====================================================================================

As of December 31, 2012 and 2011, the Company had fixed maturity securities with a statement value of $12,905 and $12,862, respectively, on deposit with various state regulatory agencies.

The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2012 are as follows:

                                                                            NAIC
                                                            Amortized     Market
                                                                 Cost      Value
--------------------------------------------------------------------------------
Due in one year or less .................................   $   1,414   $  1,423
Due after one year through five years ...................      45,932     49,051
Due after five years through ten years ..................     109,785    118,334
Due after ten years .....................................      42,387     46,185
Mortgage-backed securities ..............................     246,819    264,040
--------------------------------------------------------------------------------

Total ...................................................   $ 446,337   $479,033
================================================================================

Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

For the years ended December 31, 2012, 2011 and 2010, proceeds from the sales and maturities of fixed maturity securities were $180,166, $168,402 and $367,475, respectively.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Net realized capital gains (losses) for 2012, 2011 and 2010 are as follows:

YEAR ENDED DECEMBER 31, 2012
-----------------------------------------------------------------------------------------------
                                                      Gross
                                                   Realized      Gross    Other Than
                                                    Capital   Realized     Temporary
                                                      Gains     Losses    Impairment      Total
-----------------------------------------------------------------------------------------------
Bonds ..........................................   $  8,906   $(6,402)    $     (719)   $ 1,785
Preferred stock ................................         35        --           (406)      (371)
Common stock ...................................         --        --         (1,977)    (1,977)
Mortgage loans .................................         11        --             --         11
Derivatives ....................................         --      (335)            --       (335)
Real estate ....................................         --       (24)           (72)       (96)
Other invested assets ..........................         52        --             --         52
-----------------------------------------------------------------------------------------------

     Net realized capital gains (losses) .......      9,004    (6,761)        (3,174)      (931)
Transfer to IMR ................................     (2,311)       --             --     (2,311)
-----------------------------------------------------------------------------------------------

Net realized capital gains (losses) ............   $  6,693   $(6,761)    $   (3,174)   $(3,242)
===============================================================================================

YEAR ENDED DECEMBER 31, 2011
-----------------------------------------------------------------------------------------------
                                                      Gross
                                                   Realized      Gross    Other Than
                                                    Capital   Realized     Temporary
                                                      Gains     Losses    Impairment      Total
-----------------------------------------------------------------------------------------------
Bonds ..........................................   $  2,943   $   (491)   $   (5,006)   $(2,554)
Preferred stock ................................         40        (39)       (1,571)    (1,570)
Mortgage loans .................................         --         --           (11)       (11)
Derivatives ....................................         --       (163)           --       (163)
-----------------------------------------------------------------------------------------------

     Net realized capital gains (losses) .......      2,983       (693)       (6,588)    (4,298)
Transfer to IMR ................................     (2,548)        --         1,314     (1,234)
-----------------------------------------------------------------------------------------------

Net realized capital gains (losses) ............   $    435   $   (693)   $   (5,274)   $(5,532)
===============================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2010
-----------------------------------------------------------------------------------------------
                                                      Gross
                                                   Realized      Gross   Other Than
                                                    Capital   Realized    Temporary
                                                      Gains     Losses   Impairment       Total
-----------------------------------------------------------------------------------------------


Bonds ..........................................   $ 16,100   $ (1,116)  $   (1,186)   $ 13,798
Preferred stock ................................         --        (49)      (5,000)     (5,049)
Common stock ...................................         --        (10)          --         (10)
Mortgage loans .................................         --         --         (349)       (349)
Derivatives ....................................         --       (914)          --        (914)
Real estate ....................................         --        (21)          --         (21)
-----------------------------------------------------------------------------------------------

     Net realized capital gains (losses) .......     16,100     (2,110)      (6,535)      7,455
Transfer to IMR ................................    (14,773)        --          162     (14,611)
-----------------------------------------------------------------------------------------------

Net realized capital gains (losses) ............   $  1,327   $ (2,110)  $   (6,373)   $ (7,156)
===============================================================================================

During 2010, the Company recorded an impairment charge of $5,000 on a guaranteed investment contract ("IGA") issued by a Bermuda insurance company. The IGA had a par value of $25,000 and was classified as preferred stock. In addition, a $750 impairment charge was recorded on the IGA in 2011. The commutation of the IGA was completed in 2011, and the contract was exchanged for a government agency security and equity interests in certain corporate investments. The fair value of the government agency security and equity interests was $23,604 compared to the IGA book value of $24,455 resulting in a loss of $851 at commutation.

At December 31, 2012 and 2011, the Company held unrated or less-than-investment grade corporate bonds with an aggregate amortized cost of $16,886 and $10,680, respectively, with an aggregate fair value of $17,471 and $10,131, respectively. Those holdings amounted to 3.8% and 2.5% of the Company's investments in bonds at December 31, 2012 and 2011, respectively, and 3.3% and 2.0% of the Company's total admitted assets at December 31, 2012 and 2011, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

DERIVATIVES

At December 31, 2012, the Company held S&P puts with a notional amount of $6,800, a cost of $491 and a market value of $14. At December 31, 2011, the Company held S&P puts with a notional amount of $6,800, a cost of $491 and a market value of $348. The puts contain market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract. The Company reports the puts at fair value with the change in market value recognized in the net realized capital gain (loss) in the statutory basis statements of operations. In 2012, the Company reported a realized loss of $335. The total realized loss due to market value changes, sales and expirations in 2011 was $163.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME

Net investment income for the years ended December 31, 2012, 2011 and 2010, including accrual of discount and amortization of premiums, arose from the following sources:

                                                       2012       2011      2010
--------------------------------------------------------------------------------
Bonds ..........................................    $21,966   $ 25,505   $22,669
Preferred stock ................................        511        730       540
Common stock ...................................        455        339       201
Mortgage loans on real estate ..................        986      1,126     1,047
Policy loans ...................................        422        461       791
Cash and short-term investments ................          4          4         3
Other invested assets ..........................        608        779       428
Miscellaneous investment income ................          2          5        98
--------------------------------------------------------------------------------

     Total gross investment income .............     24,954     28,949    25,777
Investment expense .............................       (772)    (1,074)     (913)
Interest expense ...............................     (1,128)    (1,402)   (1,614)
--------------------------------------------------------------------------------

Net investment income ..........................    $23,054   $ 26,473   $23,250
================================================================================

There was no accrued investment income excluded from surplus during 2012, 2011 and 2010.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or if it is more likely than not that the Company will be required to sell the security prior to recovery of its cost basis. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

Unrealized losses on securities where the estimated fair value had declined and remained below amortized cost as of December 31, 2012 and 2011 follow:

DECEMBER 31, 2012
-------------------------------------------------------------------------------------------------------------
                                        Less Than 12 Months       12 Months or More
                                         in Unrealized Loss      in Unrealized Loss            Total
                                       ----------------------   ---------------------   ---------------------
                                            NAIC                    NAIC                    NAIC
                                          Market   Unrealized     Market   Unrealized     Market   Unrealized
                                           Value       Losses      Value       Losses      Value       Losses
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
   States and political
     subdivisions ..................   $   1,492   $       (8)  $     --   $       --   $  1,492   $       (8)
Corporate bonds ....................      18,024         (134)        --           --     18,024         (134)
Mortgage-backed securities:
      U.S. government agencies .....          --           --         --           --         --           --
      Corporate ....................          --           --      9,763         (303)     9,763         (303)
-------------------------------------------------------------------------------------------------------------

Total debt securities ..............      19,516         (142)     9,763         (303)    29,279         (445)
Preferred stock ....................          --           --      3,103         (302)     3,103         (302)
Common stock .......................          --           --      5,000           (1)     5,000           (1)
-------------------------------------------------------------------------------------------------------------

Total ..............................   $  19,516   $     (142)  $ 17,866   $     (606)  $ 37,382   $     (748)
=============================================================================================================

Number of positions held ...........          19                       5                      24
=============================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2011
-------------------------------------------------------------------------------------------------------------
                                        Less Than 12 Months       12 months or More
                                         in Unrealized Loss      in Unrealized Loss             Total
                                       ----------------------   ---------------------   ---------------------
                                            NAIC                    NAIC                    NAIC
                                          Market   Unrealized     Market   Unrealized     Market   Unrealized
                                           Value       Losses      Value       Losses      Value       Losses
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
   States and political
      subdivisions .................   $   3,348   $     (168)  $  2,072   $      (62)  $  5,420   $     (230)
Corporate bonds ....................      13,743         (498)       621         (177)    14,364         (675)
Mortgage-backed securities:
      U.S. government agencies .....       5,115       (2,146)        --           --      5,115       (2,146)
      Corporate ....................     159,759      (13,730)    12,414       (1,409)   172,173      (15,139)
-------------------------------------------------------------------------------------------------------------

Total debt securities ..............     181,965      (16,542)    15,107       (1,648)   197,072      (18,190)
Preferred stock ....................       6,384         (139)        --           --      6,384         (139)
Common stock .......................          --           --      4,366         (634)     4,366         (634)
-------------------------------------------------------------------------------------------------------------

Total ..............................   $ 188,349   $  (16,681)  $ 19,473   $   (2,282)  $207,822   $  (18,963)
=============================================================================================================

Number of positions held ...........          74                       8                      82
=============================================================================================================

5. POLICY AND CLAIM RESERVES

As of December 31, 2012 and 2011, the Company had $2,078,647 and $2,233,631,
respectively, of individual and group life insurance in force. On $215,782 and $245,823 of insurance in force as of December 31, 2012 and 2011, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,613 and $2,099 at December 31, 2012 and 2011, respectively. The Company has ceded 100% of its life reserves at December 31, 2012 and 2011.

Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

At December 31, 2012, the Company had the following with guaranteed benefits:

                                           Subjected                     Reinsurance
Benefit and Type of Risk               Account Value   Gross Reserve  Reserve Credit
------------------------------------------------------------------------------------
GMDB ...............................   $     397,209   $      24,690  $       19,780
GMIB ...............................          15,167             695               4
GMWB ...............................           2,759               4              --
====================================================================================

At December 31, 2011, the Company had the following with guaranteed benefits:

                                           Subjected                     Reinsurance
Benefit and Type of Risk               Account Value   Gross Reserve  Reserve Credit
------------------------------------------------------------------------------------
GMDB ...............................   $     410,506   $      26,144  $       21,010
GMIB ...............................          16,924             877               3
GMWB ...............................           2,806               5              --
====================================================================================

The following table provides information on the GMDB features outstanding at December 31, 2012 and 2011. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2012 and 2011 is as follows:

                                                                     2012        2011
-------------------------------------------------------------------------------------
                                                              (in the event of death)
Return of net deposit:
   Account value ..........................................   $ 222,484    $  233,877
   Net amount at risk .....................................   $  22,649    $   30,764
   Average attained age of contract holders ...............          54            54
Return of net deposits plus a minimum return ..............   $ 169,968    $  171,268
Net amount at risk ........................................   $ 139,697    $  154,373
Average attained age of contract holders ..................          63            63
Guaranteed minimum return .................................           5%            5%
Highest specified anniversary account value minus:
   Withdrawals post-anniversary:
      Account value .......................................   $   4,756    $    5,361
      Net amount at risk ..................................   $     845    $    1,206
      Average attained age of contract holders ............          65            63
=====================================================================================

GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $14,555 and $16,295 at December 31, 2012 and 2011, respectively.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

Separate account balances attributable to variable annuity contracts with guarantees at December 31, 2012 and 2011 are as follows:

                                                                     2012        2011
-------------------------------------------------------------------------------------
Asset type:
   Domestic equity ..........................................    $194,502    $199,151
   International equity .....................................      30,441      29,765
   Bonds ....................................................      46,246      48,450
   Balanced bond/equity .....................................      19,875      19,620
-------------------------------------------------------------------------------------

      Total .................................................     291,064     296,986
Money market ................................................      28,307      31,336
-------------------------------------------------------------------------------------

      Total .................................................    $319,371    $328,322
=====================================================================================

Percent of total variable annuity separate account values ...        18.3%       24.5%
=====================================================================================

At December 31, 2012, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                       2012
                                                              -----------------------
                                                                  Amount   % of Total
-------------------------------------------------------------------------------------
A. Subject to discretionary withdrawal:
     1. With market value adjustment ......................   $      530            0%
     2. At book value less current surrender charge
        of 5% or more .....................................        8,071           .4%
     3. At fair value .....................................    1,745,375         78.9%
-------------------------------------------------------------------------------------

     4. Total with adjustment or at fair value ............    1,753,976         79.3%
     5. At book value without adjustment (minimal or no
        charge or adjustment) .............................      435,978         19.7%
B. Not subject to discretionary withdrawal ................       23,191          1.0%
-------------------------------------------------------------------------------------

C. Total (gross: direct + assumed) ........................    2,213,145        100.0%
D. Reinsurance ceded ......................................     (256,863)
-------------------------------------------------------------------------------------

E. Total (net) (C) + (D) ..................................   $1,956,282
=====================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

6. FAIR VALUE MEASUREMENTS

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

The following are the levels of the hierarchy and a brief description of the type of valuation inputs that are used establish each level:

      o Pricing Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets that the Company's pricing sources have the ability to access. Since the valuations are

      o Pricing Level 2 - Valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or valuations based on market data.

      o Pricing Level 3 - Valuations that are derived from techniques in which one or more of the significant inputs are unobservable, including broker quotes which are not binding.

The following describes the valuation techniques used by the Company to determine the fair value of financial instruments held as of December 31, 2012:

U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCIES

U.S. Government and U.S. Government agency securities are comprised primarily of bonds issued by the U.S. Treasury, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association and the Federal National Mortgage Association. The fair values of U.S. government securities are based on quoted market prices in active markets, and are included in the Level 1 fair value hierarchy. The Company believes the market for U.S. Treasury securities is an actively traded market given the high level of daily trading volume. The fair values of U.S. government agency securities are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of U.S. government agency securities are included in Level 2 of the fair value hierarchy.

MORTGAGE-BACKED SECURITIES ("MBS")

These securities are priced by independent pricing services and/or NAIC or brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. As the significant inputs used to price the MBS are observable market inputs, the fair value of the MBS is included in the Level 2 fair value hierarchy. Mortgage-backed securities that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

CORPORATE BONDS

Corporate bonds are comprised of bonds issued by corporations. These securities are generally priced by NAIC or pricing services. The fair values of corporate bonds that are short-term are priced, by the pricing services, using the spread above the London Interbank Offered Rate ("LIBOR") yield curve and the fair value of corporate bonds that are long term are priced using the spread above the risk-free yield curve. The spreads are sourced from broker/dealers, trade prices and the new issue market. Where pricing is unavailable from pricing services, the Company obtains non-binding quotes from broker/dealers. As the significant inputs used to price corporate bonds are observable market inputs, the fair values of corporate bonds are included in Level 2 of the fair value hierarchy. Bonds that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

EQUITIES

For public common and preferred stock, the Company receives prices from a nationally recognized pricing service that are based on observable market transactions and includes these estimates in the amount disclosed in Level 1. When current market quotes in active markets are unavailable for certain non-redeemable preferred stock held by the Company, the Company receives an estimate of fair value from the pricing service that provides fair value estimates for the Company's fixed maturities. The service utilizes some of the same methodologies to price the non-redeemable preferred stock as it does for the fixed maturities. The Company includes the estimate in the amount disclosed in Level 2. Equities that are priced using significant unobservable inputs, such as using EBITDA and revenue multiples, are included in Level 3 of the fair value hierarchy

CASH AND SHORT-TERM INVESTMENTS

The market value of cash and short-term investments is estimated to approximate the carrying value.

POLICY LOANS, MORTGAGE LOANS AND BORROWED MONEY

The fair value of policy loans, mortgage loans and borrowed money is estimated to approximate the carrying value.

POLICY AND CONTRACT RESERVES

Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

The fair values of other policyholder liabilities were calculated under 1,000 stochastically generated projection scenarios. In determining the fair value of liabilities, benefits and expenses less premiums under the scenarios were discounted at the approximate net investment earnings rate.

REAL ESTATE

The estimated fair value of real estate is based upon the most recent valuation conducted by a third-party appraiser.

DERIVATIVES

The estimated fair value of derivatives is determined by broker/dealers that make markets in such instruments.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Separate Account Assets and Liabilities

Separate account assets and liabilities are stated at fair value based on the NAV of the underlying mutual funds, as determined by the fund manager.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are as follows:

                                                                                                   NAIC
                                                                                               Carrying
Description                               Level 1       Level 2     Level 3         Total         Value
-------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   Bonds ..............................   $    --    $  381,326    $ 97,707    $  479,033    $  446,337
   Preferred stock ....................     6,405            51         209         6,665         6,899
   Common stock .......................     2,698            --       6,835         9,533         9,533
   Other invested assets ..............        --            --       1,961         1,961         1,961
   Derivatives ........................        --            14          --            14            14
   Separate account assets ............        --     1,747,895          --     1,747,895     1,747,895
   Cash and short-term investments ....        --        13,508          --        13,508        13,508
-------------------------------------------------------------------------------------------------------

                                          $ 9,103    $2,142,794    $106,712    $2,258,609    $2,226,147
=======================================================================================================

LIABILITIES
Separate account liabilities ..........   $    --    $1,747,895    $     --    $1,747,895    $1,747,895
=======================================================================================================

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs for the year ended December 31, 2012:

                                                                 Total Gains   Total Gains
                            Balance at   Transfers   Transfers      (Losses)      (Losses)                           Balance at
                            January 1,        into      Out of   Included in   Included in                             December
                                  2012     Level 3     Level 3        Income       Surplus   Purchases,      Sales     31, 2012
-------------------------------------------------------------------------------------------------------------------------------
Bonds ....................  $   87,245   $      --   $      --   $      (443)  $     9,484   $   28,283   $(26,862)  $   97,707
Preferred stock ..........       1,505          --          --          (406)           --           --       (890)         209
Common stock .............       7,288          --          --        (1,977)          634          890         --        6,835
Other invested assets ....       2,455          --          --            --          (452)          --        (42)       1,961
===============================================================================================================================

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 are as follows:

                                                                                          NAIC
                                                                                      Carrying
Description                               Level 1     Level 2  Level 3       Total       Value
----------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   Bonds ..............................   $    --  $  330,530  $87,245  $  417,775  $  420,781
   Preferred stock ....................     6,749          50    1,505       8,304       8,432
   Common stock .......................     3,158          --    7,288      10,446      10,446
   Other invested assets ..............        --          --    2,455       2,455       2,455
   Derivatives ........................        --         348       --         348         348
   Separate account assets ............        --   1,338,863       --   1,338,863   1,338,863
   Cash and short-term investments ....        --      47,438       --      47,438      47,438
----------------------------------------------------------------------------------------------

                                          $ 9,907  $1,717,229  $98,493  $1,825,629  $1,828,763
==============================================================================================

LIABILITIES
Separate account liabilities ..........   $    --  $1,338,863  $    --  $1,338,863  $1,338,863
==============================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------
The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs as of December 31, 2011 are as follows:

                                                                 Total Gains   Total Gains
                            Balance at   Transfers   Transfers      (Losses)      (Losses)                          Balance at
                            January 1,        into      Out of   Included in   Included in                            December
                                  2011     Level 3     Level 3        Income       Surplus   Purchases      Sales     31, 2011
------------------------------------------------------------------------------------------------------------------------------
Bonds ....................  $   24,472   $      --   $      --   $    (5,358)  $       450   $  83,728   $(16,047)  $   87,245
Preferred stock ..........          --          --          --            --            --       1,505         --        1,505
Common stock .............       4,928          --          --            --          (562)      2,922         --        7,288
Other invested assets ....       2,371          --          --           186            --          --       (102)       2,455
==============================================================================================================================

Amounts related to the Company's other financial instruments not measured at fair value on a recurring basis as of December 31, 2012 and 2011 are as follows:

DECEMBER 31, 2012
-------------------------------------------------------------------------------------
                                                          Carrying Value   Fair Value
-------------------------------------------------------------------------------------
ADMITTED ASSETS
Mortgage loan trusts ..................................   $       13,219   $   13,219
Mortgage loans on real estate .........................            1,991        1,991
Real estate ...........................................            1,060        1,060
Policy loans ..........................................            6,756        6,756
=====================================================================================

LIABILITIES
Policy and contract reserves ..........................   $      215,982   $  216,888
Borrowed money ........................................           44,700       44,700
=====================================================================================

DECEMBER 31, 2011
-------------------------------------------------------------------------------------
                                                          Carrying Value   Fair Value
-------------------------------------------------------------------------------------
ADMITTED ASSETS
Mortgage loan trusts ..................................   $       13,584   $   13,584
Mortgage loans on real estate .........................            2,212        2,212
Real estate ...........................................            1,314        1,314
Policy loans ..........................................            7,226        7,226
=====================================================================================

LIABILITIES
Policy and contract reserves ..........................   $      214,123   $  214,832
Borrowed money ........................................           52,769       52,769
=====================================================================================

7. REINSURANCE

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company ("Protective"), Washington National Insurance Company ("WNIC") and Conseco Life Insurance Co. of Texas ("Conseco"). The total reserves transferred under these agreements were $313,962 and $326,817 for the years ended December 31, 2012 and 2011, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $19,538 and $20,689 of its $19,538 and $20,689, respectively, GMDB reserves on subject policies to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2012 and 2011, respectively.

In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene Life Re Ltd. ("Athene") on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $183,906 and $189,648 as of December 31, 2012 and 2011, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds are reduced over time by the corresponding amortization of the IMR. The special surplus funds at December 31, 2012 and 2011 were $5,027 and $6,505, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2012 and 2011, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                                   2012          2011         2010
--------------------------------------------------------------------------------------------------
Premiums, annuity and fund deposits ........................   $ 31,440      $ 32,623     $231,115
Policyholder benefits ......................................     42,386        44,584       47,505
Change in insurance and annuity reserves ...................    (16,472)      (19,592)     178,224
Policy and contract reserves ...............................    571,025       588,353      608,570
==================================================================================================

The Company entered into a reinsurance agreement with Scottish Re US, Inc. ("SRUS") effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which was amortized to income over the expected life of the underlying business using the straight-line method.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

On January 5, 2009 the Delaware Department of Insurance ("Delaware Department") issued an order of supervision against SRUS which, among other things, requires the Delaware Department's consent to any transaction outside the ordinary course of business and formalized certain reporting and processes already informally in place between SRUS and the Department. Effective June 23, 2011, the order of supervision was terminated by the Delaware Department, due to the improved financial condition demonstrated by SRUS. As of December 31, 2012, the balance of annuity business ceded to SRUS was approximately $56,000 under coinsurance. SRUS continues to maintain the capital ratios required by the reinsurance agreement. The Company continues to evaluate the financial condition of SRUS with respect to the Company's existing exposure. SRUS continues to perform under its contractual obligations to the Company. However, the Company cannot predict what changes in the status of SRUS's financial condition may have on its ability to take reserve credit for the business of SRUS in the future. If the Company were unable to take reserve credit for the business ceded to SRUS, it could have a material adverse impact on the Company's financial condition.

There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2012 and 2011. During 2012, 2011 and 2010, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2012, 2011 and 2010 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $483, $54 and $154 as of December 31, 2012, 2011 and 2010, respectively):

YEAR ENDED DECEMBER 31,                                   2012         2011          2010
-----------------------------------------------------------------------------------------
Short duration contracts:
  Direct premiums ...............................     $  3,998     $  4,652     $   5,207
  Reinsurance ceded .............................       (3,998)      (4,652)       (5,207)
-----------------------------------------------------------------------------------------

    Total premiums ..............................     $     --     $     --     $      --
=========================================================================================

Long duration contracts:
  Direct premiums ...............................     $447,706     $303,523     $ 217,331
  Reinsurance assumed ...........................           57           89         3,050
  Reinsurance ceded .............................      (27,442)     (27,971)     (225,908)
-----------------------------------------------------------------------------------------
    Total premiums ..............................     $420,321     $275,641     $  (5,527)
=========================================================================================

8. COMMITMENTS AND CONTINGENCIES

Various lawsuits against the Company may arise in the ordinary course of the Company's business, some of which the Company may be indemnified for under certain agreements. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company.

As of December 31, 2012 and 2011, the Company has estimated probable recoveries through premium tax credits to be $495 and $510, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

9. FEDERAL INCOME TAXES

Current income taxes incurred for the years ended December 31, 2012, 2011 and 2010 consist of the following major components:

YEAR ENDED DECEMBER 31,                             2012        2011        2010
--------------------------------------------------------------------------------
Income tax expense on current year
  operating income .............................   $  --       $  --       $  --
Prior year overaccrual of tax ..................      --          --          --
--------------------------------------------------------------------------------

Current income taxes incurred ..................   $  --       $  --       $  --
================================================================================

As of December 31, 2012, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2012 and 2011 are as follows:

                                                           2012                               2011
                                             --------------------------------    ------------------------------
                                             Ordinary    Capital       Total     Ordinary    Capital      Total
---------------------------------------------------------------------------------------------------------------
Gross deferred tax assets ................   $ 26,656    $   426    $ 27,082      $46,466    $    --    $46,466
Gross deferred tax liabilities ...........      1,217         --       1,217        1,123         --      1,123
---------------------------------------------------------------------------------------------------------------

                                               25,439        426      25,865       45,343         --     45,343
Less: Nonadmitted deferred tax assets ....     25,439        426      25,865       45,343         --     45,343
---------------------------------------------------------------------------------------------------------------

    Net admitted deferred tax assets
      before statutory valuation
      allowance ..........................         --         --          --           --         --         --
Statutory valuation allowance ............         --         --          --           --         --         --
---------------------------------------------------------------------------------------------------------------

Net admitted deferred tax assets .........   $     --    $    --    $     --      $    --    $    --    $    --
===============================================================================================================

Increase (decrease) in nonadmitted gross
  deferred tax assets ....................   $(19,904)   $   426    $(19,478)     $ 7,268    $(3,748)   $ 3,520
===============================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2012 and 2011 are as follows:

                                                               2012                           2011
                                                    ----------------------------   ----------------------------
DECEMBER 31,                                        Ordinary   Capital     Total   Ordinary   Capital     Total
---------------------------------------------------------------------------------------------------------------
DTAs resulting from book/tax differences in:
  Net operating loss carryforward ................  $ 11,864   $    --   $11,864   $ 31,173   $    --   $31,173
  Capital loss carryforward ......................        --       426       426         --        --        --
  Insurance reserves .............................     1,949        --     1,949      2,143        --     2,143
  Section 807(f) reserve basis change ............     1,639        --     1,639      3,275        --     3,275
  Proxy DAC ......................................     6,371        --     6,371      4,163        --     4,163
  Ceding commissions .............................     1,760        --     1,760      2,277        --     2,277
  Investments ....................................     3,073        --     3,073      3,435        --     3,435
---------------------------------------------------------------------------------------------------------------

Gross DTAs .......................................    26,656       426    27,082     46,466        --    46,466
---------------------------------------------------------------------------------------------------------------
Nonadmitted DTAs .................................    25,439       426    25,865     45,343        --    45,343
---------------------------------------------------------------------------------------------------------------
DTLs resulting from book/tax differences in:
  Other ..........................................     1,217        --     1,217      1,123        --     1,123
---------------------------------------------------------------------------------------------------------------

Gross DTLs .......................................     1,217        --     1,217      1,123        --     1,123
---------------------------------------------------------------------------------------------------------------

    Net admitted deferred tax assets before
      statutory valuation allowance ..............        --        --        --         --        --        --
Statutory valuation allowance
---------------------------------------------------------------------------------------------------------------

Net admitted deferred tax assets .................  $     --   $    --   $    --   $     --   $    --   $    --
===============================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The significant book to tax differences in 2012, 2011 and 2010 are as follows:

                                                               2012       2011       2010
-----------------------------------------------------------------------------------------
Statutory income (loss) before taxes ...................   $    315    $   740    $ 5,244
Net realized capital losses ............................     (3,242)    (5,532)    (7,156)
-----------------------------------------------------------------------------------------

  Total pre-tax statutory income (loss) ................   $ (2,927)   $(4,792)   $(1,912)
=========================================================================================

Benefit/provision at Federal statutory rate (35%) ......   $ (1,024)   $(1,677)   $  (669)
-----------------------------------------------------------------------------------------
Amounts related to prior years .........................     19,683     (4,546)       (19)
IMR/AVR ................................................       (237)      (172)      (400)
Fines and penalties ....................................          2          9          4
True up DTA/other ......................................    (18,424)     6,386      1,084
-----------------------------------------------------------------------------------------

  Total adjustments ....................................      1,024      1,677        669
-----------------------------------------------------------------------------------------

  Federal income tax benefit before change in
    statutory valuation allowance ......................         --         --         --
Change in statutory valuation allowance
-----------------------------------------------------------------------------------------

Net Federal tax benefit ................................   $     --    $    --    $    --
=========================================================================================

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A statutory valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. Adjustments to the statutory valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable.

At December 31, 2012 and 2011, the Company did not record a valuation allowance as admitted deferred tax assets were $-0- for both years.

As of December 31, 2012 and 2011, the Company had operating loss carryforwards of approximately $33,898 and $89,067, respectively, which begin to expire in 2018. As of December 31, 2012 and 2011, the Company had capital loss carryforwards of approximately $1,218 and $-0-, respectively.

As a result of the management buyout of JN Financial, certain net operating loss carryforwards are subject to the limitations of IRC Section 382. During 2012, the Company determined that the annual utilization of net operating loss carryforwards was limited to $2,053 per year. Accordingly, the Company determined that at least $19,633 of deferred tax assets resulting from net operating losses would expire unused. Such unused net operating losses have been excluded from the deferred tax asset balance as of December 31, 2012.

The Company files a separate life insurance company Federal income tax return.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The amount of each component of the calculation, by tax character, of the Company's total adjusted capital ExDTA and the ExDTA Authorized Control Level ("ACL") RBC ratio at December 31, is as follows:

DECEMBER 31,                                                                                 2012       2011
------------------------------------------------------------------------------------------------------------
Total capital and surplus .............................................................   $41,476    $47,174
Adjustments:
  AVR .................................................................................     2,711      1,099
  Furniture and equipment .............................................................    (1,072)        --
Dividend liability ....................................................................        --         --
Sub AVR ...............................................................................        --         --
Sub dividend liability ................................................................        --         --
P&C non-tabular discounts and/or alien insurance
   subsidiary - other .................................................................        --         --
Hedging fair value adjustment .........................................................        --         --
Credit for capital notes ..............................................................        --         --
------------------------------------------------------------------------------------------------------------

    Total adjusted capital ............................................................    43,115     48,273
Less: Deferred tax asset ..............................................................        --         --
------------------------------------------------------------------------------------------------------------

    Total adjusted capital ExDTA ......................................................   $43,115    $48,273
============================================================================================================

Authorized control level risk-based capital ...........................................   $ 4,400    $ 4,195
============================================================================================================

Total adjusted capital ExDTA/Authorized control level risk-based capital ..............       980%     1,517%
============================================================================================================

10. RELATED PARTY TRANSACTIONS

Effective July 1, 2006, the Company entered into a service agreement with JN Financial. These agreements covered certain general and administrative expenses. During 2012, 2011 and 2010, operating expenses of $14,577, $17,053 and $14,968, respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations. Amounts due to JN Financial were $1,846 and $339 at December 31, 2012 and 2011, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

Effective May 2003, the Company entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation ("JNSC"). The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through JNSC and the Company agrees to reimburse JNSC for all variable commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2012, 2011 and 2010 under these agreements was $1,718, $1,024 and $1,258, respectively.

Effective July 2007, JN Financial, the Company's parent, created a new subsidiary, JNF Advisors, Inc. ("JNA"). Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company offered through its variable annuity products.

Effective February 17, 2011, the Company formed 435 Management LLC as its subsidiary. 435 Management LLC owns certain real estate as a result of foreclosures on residential loans owned by the Company.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

During 2012 and 2011, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

11. SEPARATE ACCOUNTS

Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2012 and 2011 are as follows:

YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------
                                                                         2012                         2011
                                                              --------------------------   ---------------------------
                                                                   Separate         Non-        Separate          Non-
                                                              Accounts With   Guaranteed   Accounts With    Guaranteed
                                                                 Guarantees     Separate      Guarantees      Separate
                                                                 Nonindexed     Accounts      Nonindexed      Accounts
----------------------------------------------------------------------------------------------------------------------
Premiums, deposits and other considerations ...............   $          --   $  416,490   $          --    $  274,690
======================================================================================================================

For accounts with assets at market value ..................   $         495   $1,745,438   $         504    $1,335,503
======================================================================================================================

Reserves for separate accounts by withdrawal
  characteristics:
  Subject to discretionary withdrawal:
    With market value adjustment ..........................   $         495   $       --   $         504    $       --
    At market value .......................................              --    1,743,940              --     1,333,566
  Not subject to discretionary withdrawal .................              --        1,498              --         1,937
----------------------------------------------------------------------------------------------------------------------

  Total separate account liabilities ......................   $         495   $1,745,438   $         504    $1,335,503
======================================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Amounts transferred to non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2012, 2011 and 2010 are as follows:

YEAR ENDED DECEMBER 31,                            2012             2011          2010
--------------------------------------------------------------------------------------
Transfers to separate accounts .............  $ 416,499         $274,742      $186,604
Transfers from separate accounts ...........    155,570          142,228       123,517
--------------------------------------------------------------------------------------

Net transfers to separate accounts .........  $ 260,929         $132,514      $ 63,087
======================================================================================

12. EMPLOYEE BENEFITS

The Company provides certain life insurance benefits for a limited number of currently retired employees who worked for the Company prior to 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $319 and $317 at December 31, 2012 and 2011, respectively, and was included in other liabilities. The expenses for these plans were $11 and $21 at December 31, 2012 and 2011, respectively. The discount rate used in determining the benefit obligation was 5.25%.

13. CAPITAL AND SURPLUS

The maximum amount of dividends which can be paid by the State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Any such dividend must also be paid from earned surplus as calculated by a formula created by the Texas Department of Insurance. Statutory net income from operations before realized capital gains or losses for 2012 was $315. Statutory surplus with regards to policyholders as of December 31, 2012 was $41,476. The Company had no earned surplus as of December 31, 2012. The maximum dividend payout which may be made without prior approval in 2012 is $-0-.

The Company received downstream capital contributions from JN Financial totaling $23,660 in 2011. $3,000 was received in March related to an investment in JN Financial by a previous owner, and $20,660 was received related to the management buyout in December.

At December 28, 2011, the Company was granted permission from the Texas Department of Insurance to restate unassigned surplus to zero under SSAP 72, "Quasi-Reorganization", limited to the amount of gross paid in and contributed surplus reported by the Company. The Company restated the unassigned surplus to $(6,505), representing the unamortized ceding commission included in special surplus funds that will amortize into net income in future years. This restatement was granted as (1) an 80% or greater change in ultimate ownership of the Company occurred six months prior to the approval, and (2) there was a substantive change to the business plan to focus exclusively on marketing products to fee-based advisors. As a result, $8,485 of the $23,660 of paid-in capital was shown as an increase in surplus due to quasi reorganization in the statutory basis statement of capital and surplus in 2011.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2012, 2011 and 2010, the Company meets its RBC requirements.

14. SUBSEQUENT EVENTS

The Company's management has performed subsequent events procedures through March 30, 2013, which is the date the financial statements were available to be issued, and other than disclosed below, there were no other subsequent events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

INDEPENDENT AUDITOR'S REPORT
  ON SUPPLEMENTAL MATERIAL

Board of Directors of
  Jefferson National Life Insurance Company

Our audits of the basic statutory basis financial statements included in the preceding section of this report were performed for the purpose of forming an opinion on those statements taken as a whole. The supplementary information presented in the following section of this report is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the basic statutory basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements. The information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements or to the basic statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.

/s/ BDO USA, LLP
Certified Public Accountants
New York, New York

March 30, 2013

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2012
----------------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
  Government bonds ..........................................................   $    264
  Other bonds (unaffiliated) ................................................     21,702
  Preferred stock (unaffiliated) ............................................        511
  Common stock ..............................................................        455
  Mortgage loans on real estate .............................................        986
  Policy loans ..............................................................        422
  Cash and short-term investments ...........................................          4
  Other invested assets .....................................................        608
  Miscellaneous investment income ...........................................          2
----------------------------------------------------------------------------------------

    GROSS INVESTMENT INCOME .................................................   $ 24,954
========================================================================================

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
  Bonds by maturity -- statement value:
  Due within one year or less ...............................................   $ 22,496
  Over 1 year through 5 years ...............................................    115,301
  Over 5 years through 10 years .............................................    168,339
  Over 10 years through 20 years ............................................     77,561
  Over 20 years .............................................................     69,342
----------------------------------------------------------------------------------------

    TOTAL BY MATURITY .......................................................   $453,039
========================================================================================

BONDS BY CLASS -- STATEMENT VALUE:
  Class 1 ...................................................................   $361,107
  Class 2 ...................................................................     75,046
  Class 3 ...................................................................     16,451
  Class 4 ...................................................................         --
  Class 5 ...................................................................        435
  Class 6 ...................................................................         --
----------------------------------------------------------------------------------------

    TOTAL BY CLASS ..........................................................   $453,039
========================================================================================

Total bonds publicly traded .................................................   $322,393
Total bonds privately placed ................................................    130,646

Preferred stocks -- statement value .........................................      6,899
Short-term investments -- book value ........................................      6,703
Cash on deposit .............................................................      6,805
========================================================================================

LIFE INSURANCE IN-FORCE:
  Ordinary ..................................................................   $    243
========================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2012
-------------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
  Ordinary ..................................................................    $   54,196
  Group life ................................................................         2,232

SUPPLEMENTARY CONTRACTS IN FORCE:
  Ordinary - not involving life contingencies - amount of income payable ....         1,647
  Ordinary - involving life contingencies - amount of income payable ........         2,134
  Group - not involving life contingencies - amount of income payable .......           132
  Group - involving life contingencies - amount of income payable ...........           419

ANNUITIES:
  Ordinary:
    Immediate - amount of income payable ....................................           406
    Deferred - fully paid account balance ...................................        18,956
    Deferred - not fully paid -account balance ..............................     2,066,343
===========================================================================================

       ANNUAL STATEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE
                               INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE

                                                                                          Admitted Assets as Reported
                                                    Gross Investment Holdings               in the Annual Statement
                                                    -------------------------  ---------------------------------------------------
                                                          1             2           3            4            5            6
                                                                                            Securities
                                                                                              Lending
                                                                                            Reinvested       Total
                                                                                            Collateral    (Col. 3+4)
              Investment Categories                     Amount     Percentage    Amount        Amount       Amount      Percentage
----------------------------------------------------------------------------------------------------------------------------------
1.    Bonds:
      1.1   U.S. treasury securities .............     7,659,368        1.527    7,659,368            0     7,659,368        1.528
      1.2   U.S. government agency obligations
            (excluding mortgage-backed
            securities):
            1.21  Issued by U.S. government
                  agencies .......................                      0.000                                       0        0.000
            1.22  Issued by U.S. government
                  sponsored agencies .............                      0.000                                       0        0.000
      1.3   Non-U.S. government (including
            Canada, excluding
            mortgaged-backed securities) .........     1,513,464        0.302    1,513,464            0     1,513,464        0.302
      1.4   Securities  issued  by  states,
            territories, and possessions and
            political subdivisions in the U.S.:
            1.41  States, territories and
                  possessions general
                  obligations ....................                      0.000                                       0        0.000
            1.42  Political subdivisions of
                  states, territories
                  and possessions and political
                  subdivisions general
                  obligations ....................                      0.000                                       0        0.000
            1.43  Revenue and assessment
                  obligations ....................     5,619,589        1.121    5,619,589            0     5,619,589        1.121
            1.44  Industrial development and
                  similar obligations ............                      0.000                                       0        0.000
      1.5   Mortgage-backed securities
            (includes residential and
            commercial MBS):
            1.51  Pass-through securities:
                  1.511 Issued or guaranteed by
                        GNMA .....................       680,952        0.136      680,952            0       680,952        0.136
                  1.512 Issued or guaranteed by
                        FNMA and FHLMC ...........    16,638,073        3.318   16,638,073            0    16,638,073        3.319
                  1.513 All other ................                      0.000                                       0        0.000
            1.52  CMOs and REMICs:
                  1.521 Issued or guaranteed by
                        GNMA, FNMA, FHLMC
                        or VA ....................     6,144,890        1.225    6,144,890            0     6,144,890        1.226
                  1.522 Issued by non-U.S.
                        Government issuers and
                        collateralized by
                        mortgage-backed
                        securities issued or
                        guaranteed by agencies
                        shown in Line 1.521 ......                      0.000                                       0        0.000
                  1.523 All other ................   223,354,511       44.540  223,354,511            0   223,354,511       44.553
2.    Other debt and other fixed income
      securities (excluding short-term):
      2.1   Unaffiliated domestic securities
            (includes credit tenant loans and
            hybrid securities) ...................   145,871,041       29.089  145,871,041            0   145,871,041       29.097
      2.2   Unaffiliated non-U.S. securities
            (including Canada) ...................    38,854,770        7.748   38,854,770            0    38,854,770        7.750
      2.3   Affiliated securities ................                      0.000                                       0        0.000
3.    Equity interests:
      3.1   Investments in mutual funds ..........                      0.000                                       0        0.000
      3.2   Preferred stocks:
            3.21  Affiliated .....................                      0.000                                       0        0.000
            3.22  Unaffiliated ...................     6,898,680        1.376    6,898,680            0     6,898,680        1.376
      3.3   Publicly traded equity securities
            (excluding preferred stocks):
            3.31  Affiliated .....................                      0.000                                       0        0.000
            3.32  Unaffiliated ...................                      0.000                                       0        0.000
      3.4   Other equity securities:
            3.41  Affiliated .....................                      0.000                                       0        0.000
            3.42  Unaffiliated ...................     9,533,208        1.901    9,533,208            0     9,533,208        1.902
      3.5   Other equity interests including
            tangible personal properly
            under lease:
            3.51  Affiliated .....................                      0.000                                       0        0.000
            3.52  Unaffiliated ...................                      0.000                                       0        0.000
4.    Mortgage loans:
      4.1   Construction and land development ....                      0.000                                       0        0.000
      4.2   Agricultural .........................                      0.000                                       0        0.000
      4.3   Single family residential
            properties ...........................     1,990,825        0.397    1,990,825                  1,990,825        0.397
      4.4   Multifamily residential properties ...                      0.000                                       0        0.000
      4.5   Commercial loans .....................    13,219,359        2.636   13,219,359                 13,219,359        2.637
      4.6   Mezzanine real estate loans ..........                      0.000                                       0        0.000
5.    Real estate investments:
      5.1   Property occupied by company .........             0        0.000            0            0             0        0.000
      5.2   Property held for production of
            income (including $0 of property
            acquired in satisfaction of debt) ....             0        0.000            0            0             0        0.000
      5.3   Property held for sale (including
            $0 property acquired in
            satisfaction of debt) ................     1,060,039        0.211    1,060,039            0     1,060,039        0.211
6.    Contract loans .............................     6,898,956        1.376    6,756,111            0     6,756,111        1.348
7.    Derivatives ................................        13,725        0.003       13,725            0        13,725        0.003
8.    Receivables for securities .................        47,366        0.009       47,366            0        47,366        0.009
9.    Securities Lending (Line 10, Asset Page
      reinvested collateral) .....................             0        0.000            0          XXX           XXX          XXX
10.   Cash, cash equivalents and short-term
      investments ................................    13,508,460        2.694   13,508,460            0    13,508,460        2.695
11.   Other invested assets ......................     1,960,822        0.391    1,960,822            0     1,960,822        0.391
12.   Total invested assets ......................   501,468,098      100.000  501,325,253            0   501,325,253      100.000

                                                                      [BAR CODE]

                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2012
                            (To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY
ADDRESS (City State and Zip Code) Louisville , KY 40223 NAIC Group Code 3381 NAIC Company Code 64017
Federal Employer's Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.    Reporting entity's total admitted assets as reported on Page 2
      of this annual statement .............................................     $ 511,089,983

2.    Ten largest exposures to a single issuer/borrower/investment.

                    1                          2                    3                  4
                                                                             Percentage of Total
                 Issuer             Description of Exposure      Amount        Admitted Assets
      ----------------------------  -----------------------   ------------   -------------------
2.01  RAW 2004-RZ2 AI6 ...........  BOND                      $ 16,023,644                   3.1%
2.02  ABSHE 2004-HE8 M1 ..........  BOND                      $ 13,987,465                   2.7%
2.03  FG Q10363 ..................  BOND                      $ 13,323,951                   2.6%
2.04  CIFC 2006-1BA A3L ..........  BOND                      $ 10,772,983                   2.1%
2.05  SUGAR 2012-1A D ............  BOND                      $  7,726,338                   1.5%
2.06  LROCK 2007-1A A3B ..........  BOND                      $  7,413,784                   1.5%
2.07  FORE 2007-1A B .............  BOND                      $  6,856,463                   1.3%
2.08  FRASR 2011-5A C ............  BOND                      $  6,657,773                   1.3%
2.09  WTFRT 2007-1A B ............  BOND                      $  6,396,638                   1.3%
2.10  OCP 2012-2A E ..............  BOND                      $  6,110,638                   1.2%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

           Bonds              1           2             Preferred Stocks          3         4
      ---------------  --------------  -------          ----------------   ------------   ------
3.01  NAIC-1 ........  $  361,107,051     70.7%  3.07   P/RP-1 .........   $                 0.0%
3.02  NAIC-2 ........  $   75,045,862     14.7%  3.08   P/RP-2 .........   $  6,689,760      1.3%
3.03  NAIC-3 ........  $   16,451,688      3.2%  3.09   P/RP-3 .........   $                 0.0%
3.04  NAIC-4 ........  $            0      0.0%  3.10   P/RP-4 .........   $                 0.0%
3.05  NAIC-5 ........  $      434,794      0.1%  3.11   P/RP-5 .........   $                 0.0%
3.06  NAIC-6 ........  $            0      0.0%  3.12   P/RP-6 .........   $    208,920      0.0%

4.    Assets held in foreign investments:

4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

      If response to 4.01 above is yes, responses are not required for interrogatories 5- 10.

4.02  Total admitted assets held in foreign investments ...................  $ 132,790,260     26.0%
4.03  Foreign-currency-denominated investments ............................  $                  0.0%
4.04  Insurance liabilities denominated in that same foreign currency .....  $                  0.0%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                        1             2
                                                                                  --------------   ------
5.01  Countries rated NAIC-1 ................................................     $  129,866,224     25.4%
5.02  Countries rated NAIC-2 ................................................     $    2,924,036      0.6%
5.03  Countries rated NAIC-3 or below .......................................     $                   0.0%

6. Largest foreign investment exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                        1             2
                                                                                  --------------   ------
      Countries rated NAIC - 1:
6.01  Country 1: CAYMAN ISLANDS ................................................  $   90,480,443     17.7%
6.02  Country 2: NETHERLANDS ...................................................  $   10,675,496      2.1%
      Countries rated NAIC - 2:
6.03  Country 1: MEXICO ........................................................  $    1,931,968      0.4%
6.04  Country 2: BRAZIL ........................................................  $      992,068      0.2%
      Countries rated NAIC - 3 or below:
6.05  Country 1: ...............................................................  $                   0.0%
6.06  Country 2: ...............................................................  $                   0.0%

                                                                                        1             2
                                                                                  --------------   ------
7.    Aggregate unhedged foreign currency exposure .............................  $                   0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                        1             2
                                                                                  --------------   ------
8.01  Countries rated NAIC-1 ...................................................  $                   0.0%
8.02  Countries rated NAIC-2 ...................................................  $                   0.0%
8.03  Countries rated NAIC-3 or below ..........................................  $                   0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                        1             2
                                                                                  ---------------  ------
      Countries rated NAIC-1:
9.01  Country 1: ...............................................................  $                   0.0%
9.02  Country 2: ...............................................................  $                   0.0%
      Countries rated NAIC - 2:
9.03  Country 1: ...............................................................  $                   0.0%
9.04  Country 2: ...............................................................  $                   0.0%
      Countries rated NAIC - 3 or below:
9.05  Country 1: ...............................................................  $                   0.0%
9.06  Country 2: ...............................................................  $                   0.0%

10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:


                       1                                        2                        3             4
                    Issuer                                 NAIC Rating
      ---------------------------------      ------------------------------------ ---------------  -------
10.01 CIFC 2006-1BA A3L ...............      1AM                                  $    10,772,983      2.1%
10.02 SUGAR 2012-1A D .................      1AM                                  $     7,726,338      1.5%
10.03 LROCK 2007-1A A3B ...............      1FE                                  $     7,413,784      1.5%
10.04 FORE 2007-1A B ..................      1FE                                  $     6,856,463      1.3%
10.05 FRASR 2011-5A C .................      1AM                                  $     6,657,773      1.3%
10.06 WTFRT 2007-1A B .................      1AM                                  $     6,396,638      1.3%
10.07 OCP 2012-2A E ...................      1AM                                  $     6,110,638      1.2%
10.08 JFIN 2012-1A C ..................      1FE                                  $     5,950,283      1.2%
10.09 CENT9 2005-9A A2 ................      1FE                                  $     5,903,652      1.2%
10.10 SYMP 2006-2A B ..................      1FE                                  $     5,865,869      1.1%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                        1               2
                                                                                  ------------     -----------
11.02 Total admitted assets held in Canadian investments ......................   $                        0.0%
11.03 Canadian-currency-denominated investments ...............................   $                        0.0%
11.04 Canadian-denominated insurance liabilities ..............................   $                        0.0%
11.05 Unhedaed Canadian currency exposure .....................................   $                        0.0%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                                        1                                               2                3
      --------------------------------------------------------------------------  -----------      -----------
12.02 Aggregate statement value of investments with contractual sales
      restrictions .............................................................  $                        0.0%
      Largest three investments with contractual sales restrictions:
12.03 ..........................................................................  $                        0.0%
12.04 ..........................................................................  $                        0.0%
12.05 ..........................................................................  $                        0.0%

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01 Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

      If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                        1                                                2              3
                                     Issuer
      --------------------------------------------------------------------------  -------------    -----------
13.02 MODERN FINANCIAL INC. ....................................................  $    5,000,000           1.0%
13.03 WELLS FARGO ..............................................................  $    2,881,800           0.6%
13.04 FEDERAL HOME LOAN BANK OF DALLAS .........................................  $    2,698,200           0.5%
13.05 PNC FINANCIAL SERVICES ...................................................  $    1,730,200           0.3%
13.06 JP MORGAN CHASE ..........................................................  $    1,674,000           0.3%
13.07 COUNTERPARTY LINK LTD ....................................................  $    1,097,050           0.2%
13.08 RISKGRID .................................................................  $      649,440           0.1%
13.09 VIRTUAL SPECTATOR ........................................................  $      208,920           0.0%
13.10 METLIFE INC ..............................................................  $      180,000           0.0%
13.11 PRINCIPAL FINANCIAL GROUP ................................................  $      180.000           0.0%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                                               1                                                   2               3
      -----------------------------------------------------------------------------       -------------   --------------
14.02 Aggregate statement value of investments held in nonaffiliated, privately
      placed equities .............................................................       $                          0.0%
      Largest three investments held in nonaffiliated, privately placed equities:
14.03 .............................................................................       $                          0.0%
14.04 .............................................................................       $                          0.0%
14.05 .............................................................................       $                          0.0%

15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                            1                                                   2               3
      -----------------------------------------------------------------------------       -------------   --------------
15.02 Aggregate statement value of investments held in general partnership
      interests ...................................................................       $                          0.0%
      Largest three investments in general partnership interests:
15.03 .............................................................................       $                          0.0%
15.04 .............................................................................       $                          0.0%
15.05 .............................................................................       $                          0.0%

16. Amounts and percentages of the reporting entity's is total admitted assets held in mortgage loans:

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

      If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                            1                                                   2               3
                      Type (Residential, Commercial, Agricultural)
      -----------------------------------------------------------------------------       -------------   --------------
16.02 RESIDENTIAL .................................................................       $     668,585              0.1%
16.03 COMMERCIAL ..................................................................       $     365,791              0.1%
16.04 COMMERCIAL ..................................................................       $     365,381              0.1%
16.05 COMMERCIAL ..................................................................       $     344,182              0.1%
16.06 COMMERCIAL ..................................................................       $     335,496              0.1%
16.07 COMMERCIAL ..................................................................       $     332,606              0.1%
16.08 COMMERCIAL ..................................................................       $     321,451              0.1%
16.09 COMMERCIAL ..................................................................       $     316,123              0.1%
16.10 COMMERCIAL ..................................................................       $     292,866              0.1%
16.11 COMMERCIAL ..................................................................       $     292,457              0.1%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                      Loans
                                                                                          -------------   --------------
16.12 Construction loans ..........................................................       $                          0.0%
16.13 Mortgage loans over 90 days past due ........................................       $     877,993              0.2%
16.14 Mortgage loans in the process of foreclosure ................................       $     187,315              0.0%
16.15 Mortgage loans foreclosed ...................................................       $      25,245              0.0%
16.16 Restructured mortgage loans .................................................       $   3,183,630              0.6%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                              Residential                 Commercial                Agricultural
 Loan to Value               1            2            3             4            5            6
---------------         -----------  -----------   ------------  -----------   -----------  -----------
17.01 above 95% .....   $                    0.0%  $     79,783          0.0%  $                    0.0%
17.02 91 to 95% .....   $                    0.0%  $                     0.0%  $                    0.0%
17.03 81 to 90% .....   $     3,867          0.0%  $                     0.0%  $                    0.0%
17.04 71 to 80% .....   $   661,437          0.1%  $    394,698          0.1%  $                    0.0%
17.05 below 70% .....   $ 1,325,519          0.3%  $ 12,744,880          2.5%  $                    0.0%

18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

      Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                       Description
                                            1                                                   2               3
      -----------------------------------------------------------------------------       -------------   --------------
18.02 .............................................................................       $                          0.0%
18.03 .............................................................................       $                          0.0%
18.04 .............................................................................       $                          0.0%
18.05 .............................................................................       $                          0.0%
18.06 .............................................................................       $                          0.0%

19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

      If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

                                            1                                                   2               3
      -----------------------------------------------------------------------------       -------------   --------------
19.02 Aggregate statement value of investments held in mezzanine real estate
      loans: ......................................................................       $                          0.0%
      Largest three investments held in mezzanine real estate loans:

19.03 .............................................................................       $                          0.0%
19.04 .............................................................................       $                          0.0%
19.05 .............................................................................       $                          0.0%

 SUPPLEMENT FOR THE YEAR 2012 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                    At Year End                 At End of Each Quarter
                                                                                        1st Quarter   2nd Quarter   3rd Quarter
                                                                  1             2            3             4             5
                                                             ------------  -----------  ------------  ------------  -----------
20.01 Securities lending agreements (do not include assets
        held as collateral for such transactions) .........  $                     0.0% $             $             $
20.02 Repurchase agreements ...............................  $                     0.0% $             $             $
20.03 Reverse repurchase agreements .......................  $                     0.0% $             $             $
20.04 Dollar repurchase agreements ........................  $                     0.0% $             $             $
20.05 Dollar reverse repurchase agreements ................  $                     0.0% $             $             $

21. Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                                       Owned                      Written
                                                                  1             2            3             4
                                                             ------------  -----------  ------------  ------------
21.01 Hedging .............................................  $                     0.0% $                      0.0%
21.02 Income generation ...................................  $                     0.0% $                      0.0%
21.03 Other ...............................................  $                     0.0% $                      0.0%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                    At Year End                 At End of Each Quarter
                                                                                        1st Quarter   2nd Quarter   3rd Quarter
                                                                  1             2            3             4             5
                                                             ------------  -----------  ------------  ------------  -----------
22.01 Hedging .............................................  $          0          0.0% $             $             $
22.02 Income generation ...................................  $          0          0.0% $             $             $
22.03 Replications ........................................  $          0          0.0% $             $             $
22.04 Other ...............................................  $          0          0.0% $             $             $

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                                    At Year End                 At End of Each Quarter
                                                             -------------------------  ---------------------------------------
                                                                                        1st Quarter   2nd Quarter   3rd Quarter
                                                                  1             2            3             4             5
                                                             ------------  -----------  ------------  ------------  -----------
23.01 Hedging .............................................  $          0          0.0% $             $             $
23.02 Income generation ...................................  $                     0.0% $             $             $
23.03 Replications ........................................  $                     0.0% $             $             $
23.04 Other ...............................................  $                     0.0% $             $             $


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2012

                    Jefferson National Life Annuity Account G

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2012

=======================================================================================================
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G                                                         PAGE
Statement of Assets and Liabilities as of December 31, 2012 ....................................     2
Statements of Operations and Changes in Net Assets for the Year Ended December 31, 2012 ........    26
Statements of Operations and Changes in Net Assets for the Year Ended December 31, 2011 ........    82
Notes to Financial Statements ..................................................................   132
Report of Independent Registered Public Accounting Firm ........................................   225

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

=============================================================================================================
                                                                         SHARES         COST         VALUE
-------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in portfolio shares, at net asset value (Note 2):
    The Alger Portfolios:
      Capital Appreciation Portfolio ............................      91,904.276   $ 5,238,369   $ 5,588,698
      Large Cap Growth Portfolio ................................      33,452.645     1,536,611     1,566,253
      Mid Cap Growth Portfolio ..................................      38,067.628       505,868       515,816
      Small Cap Growth Portfolio ................................      10,151.537       264,599       282,010
    AllianceBernstein Variable Products Series Fund, Inc.:
      Dynamic Asset Allocation Portfolio ........................         360.867         3,772         3,789
      Global Thematic Growth Portfolio ..........................      17,516.915       280,753       287,628
      Growth and Income Portfolio ...............................      98,516.190     1,933,048     2,057,018
      International Growth Portfolio ............................      40,842.745       669,285       692,693
      International Value Portfolio .............................      37,581.396       501,779       482,546
      Small Cap Growth Portfolio ................................      86,881.935     1,628,955     1,595,153
      Small-Mid Cap Value Portfolio .............................     202,927.702     3,234,343     3,567,469
    American Century Variable Portfolios, Inc.:
      Balanced Fund .............................................     276,367.709     1,927,075     1,970,501
      Income & Growth Fund ......................................     647,954.472     4,294,354     4,470,886
      Inflation Protection Fund .................................     546,045.659     6,423,827     6,568,929
      International Fund ........................................     199,673.585     1,675,429     1,783,086
      Large Company Value Fund ..................................      54,943.668       543,646       581,304
      Mid Cap Value Fund ........................................     361,620.651     5,007,466     5,272,429
      Ultra Fund ................................................      61,911.042       655,982       668,639
      Value Fund ................................................     401,412.863     2,381,476     2,617,211
      Vista Fund ................................................       3,593.971        61,863        62,536
    BlackRock Variable Series Funds:
      Capital Appreciation Fund .................................       8,234.994        69,276        69,833
      Equity Dividend Fund ......................................     314,139.080     2,759,868     2,811,545
      Global Allocation Fund ....................................     189,060.372     2,642,207     2,711,126
      High Yield Fund ...........................................   2,002,366.293    14,695,589    14,897,605
      Large Cap Core Fund .......................................       2,020.293        52,547        51,416
      Large Cap Growth Fund .....................................      16,620.627       211,441       190,971
      Large Cap Value Fund ......................................       5,954.658        63,289        63,477
      Total Return Fund .........................................      29,084.142       344,681       344,938
      U.S. Government Bond Fund .................................       2,742.862        29,729        29,349
    Columbia Funds Variable Series Trust:
      CVP Seligman Global Technology Portfolio ..................     122,538.907     2,518,970     2,496,118
      Select Large-Cap Value Portfolio ..........................     150,026.552     1,539,133     1,756,811
      Select Smaller-Cap Value Portfolio ........................      39,445.514       477,870       490,702
    Credit Suisse Trust:
      Commodity Return Strategy Fund ............................     308,347.127     2,184,240     2,161,513
    DFA Investment Dimensions Group, Inc.:
      VA Global Bond Portfolio ..................................   1,614,108.808    17,817,913    17,577,645
      VA International Small Portfolio ..........................     567,176.270     5,901,560     5,785,198
      VA International Value Portfolio ..........................     721,775.742     7,969,512     8,026,147
      VA Short-Term Fixed Portfolio .............................     791,152.305     8,102,893     8,069,753
      VA U.S. Large Value Portfolio .............................     665,864.323    10,517,013    11,419,574
      VA U.S. Targeted Value Portfolio ..........................     565,111.999     6,648,820     7,386,013
    Direxion Insurance Trust:
      Dynamic VP HY Bond Fund ...................................     210,729.567     3,299,855     3,351,696
    The Dreyfus Investment Portfolios:
      Small Cap Stock Index Portfolio ...........................     200,803.111     2,501,164     2,722,890
    The Dreyfus Socially Responsible Growth Fund, Inc. ..........       5,181.754       165,888       172,242
    Dreyfus Stock Index Fund ....................................     328,145.823     9,932,206    10,454,726
    Dreyfus Variable Investment Fund:
      International Value Portfolio .............................     301,317.295     2,971,736     2,958,936
    Eaton Vance Variable Trust:
      Floating-Rate Income Fund .................................   1,500,686.121    14,134,206    14,196,490
      Large-Cap Value Fund ......................................      54,283.809       486,010       501,582

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

=============================================================================================================
                                                                         SHARES         COST         VALUE
-------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
  Investments in portfolio shares, at net asset value
    (Note 2): (continued)
    Federated Insurance Series:
      High Income Bond Fund II....................................  1,624,000.568   $11,111,137   $11,644,084
      Kaufmann Fund II............................................     27,956.125       401,122       413,471
      Managed Volatility Fund II..................................    315,882.897     2,906,011     3,019,841
    Fidelity Variable Insurance Products - Service Class II:
      Balanced Portfolio..........................................     59,630.579       927,315       926,063
      Contrafund Portfolio........................................    194,112.825     4,738,679     5,046,933
      Disciplined Small Cap Portfolio.............................     17,462.986       209,418       210,778
      Dynamic Capital Appreciation Portfolio......................     27,105.941       253,851       266,451
      Equity-Income Portfolio.....................................     43,734.107       863,262       858,063
      Funds Manager 20% Portfolio.................................        504.958         5,649         5,595
      Growth Portfolio............................................     28,251.605     1,159,712     1,176,396
      Growth & Income Portfolio...................................     51,077.552       737,566       732,963
      Growth Opportunities Portfolio..............................     28,226.406       604,022       609,691
      High Income Portfolio.......................................  1,577,899.445     9,087,659     8,930,911
      International Capital Appreciation Portfolio................    140,574.565     1,407,188     1,469,005
      Investment Grade Bond Portfolio.............................    478,927.433     6,232,472     6,125,482
      Mid Cap Portfolio...........................................     31,564.314       958,990       946,298
      Overseas Portfolio..........................................     34,858.264       517,044       555,990
      Real Estate Portfolio.......................................    176,493.978     2,844,194     3,005,692
      Strategic Income Portfolio..................................    557,510.454     6,480,603     6,528,447
      Value Portfolio.............................................     15,209.094       177,891       190,114
      Value Strategies Portfolio..................................     18,003.301       197,687       201,277
    Financial Investors Variable Insurance Trust:
    Ibbotson ETF Asset Allocation Series:
      Aggressive Growth Portfolio.................................      4,518.743        44,311        44,374
      Balanced Portfolio..........................................    258,233.718     2,505,572     2,649,478
      Conservative Portfolio......................................    315,620.953     3,527,604     3,534,955
      Growth Portfolio............................................    175,535.805     1,662,572     1,643,015
      Income and Growth Portfolio.................................    154,821.197     1,625,183     1,673,617
    First Eagle Variable Funds:
      Overseas Variable Fund......................................    378,041.149    10,467,955    10,683,443
    Franklin Templeton Variable Insurance Products Trust:
      Global Real Estate Securities II Fund.......................    140,148.122     1,768,121     1,999,914
      High Income Securities II Fund..............................    747,830.770     4,898,146     5,100,206
      Income Securities II Fund...................................    516,283.391     7,606,217     7,780,392
      Mutual Shares Securities II Fund............................    154,331.636     2,484,409     2,657,591
      Strategic Income Securities II Fund.........................    488,162.405     6,107,476     6,268,006
      Templeton Global Bond Securities II Fund....................  1,095,972.766    20,801,641    21,338,590
      U.S. Government II Fund.....................................    668,452.023     8,917,970     8,897,096
    Guggenheim Variable Insurance Funds:
      All-Asset Aggressive Strategy Fund..........................      6,200.279       134,875       156,309
      All-Asset Conservative Strategy Fund........................     24,763.506       593,084       617,354
      All-Asset Moderate Strategy Fund............................     19,109.914       466,183       491,507
      CLS AdvisorOne Amerigo Fund.................................     39,448.782     1,132,833     1,351,121
      CLS AdvisorOne Clermont Fund................................     28,615.936       696,405       723,412
      CLS AdvisorOne Select Allocation Fund.......................        394.621         9,691         9,893
      DWA Flexible Allocation Fund................................     47,643.194     1,109,768     1,035,763
      DWA Sector Rotation Fund....................................     31,522.016       755,827       725,637
      Global Managed Futures Strategy Fund........................     83,978.320     1,663,965     1,524,207
      Multi-Hedge Strategies Fund.................................    125,605.653     2,794,382     2,811,055
      Rydex Banking Fund..........................................    175,481.579     2,304,958     2,351,453
      Rydex Basic Materials Fund..................................     75,073.247     1,949,219     1,957,911
      Rydex Biotechnology Fund....................................     41,881.067     1,583,799     1,570,121
      Rydex Commodities Strategy Fund.............................     12,349.827       135,107       138,441
      Rydex Consumer Products Fund................................     31,916.729     1,460,451     1,436,572

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

=============================================================================================================
                                                                         SHARES         COST         VALUE
-------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
  Investments in portfolio shares, at net asset value
    (Note 2): (continued)
    Guggenheim Variable Insurance Funds: (continued)
      Rydex Dow 2X Strategy Fund.................................      94,603.528   $10,004,527   $9,883,230
      Rydex Electronics Fund.....................................     186,582.868       515,114      537,359
      Rydex Energy Fund..........................................      26,311.454       701,151      671,467
      Rydex Energy Services Fund.................................      39,195.315       773,238      725,114
      Rydex Europe 1.25X Strategy Fund...........................      62,388.383       906,447      943,935
      Rydex Financial Services Fund..............................     172,519.384     2,696,692    2,727,531
      Rydex Government Long Bond 1.2X Strategy Fund..............     141,736.540     2,151,444    2,154,395
      Rydex Health Care Fund.....................................      27,941.379       970,067      965,096
      Rydex Internet Fund........................................      33,057.506       473,150      479,003
      Rydex Inverse Dow 2X Strategy Fund.........................       7,221.480        56,543       56,111
      Rydex Inverse Government Long Bond Strategy Fund...........     130,207.250     1,208,628    1,203,115
      Rydex Inverse Mid-Cap Strategy Fund........................       1,993.801        35,411       34,134
      Rydex Inverse NASDAQ-100(R) Strategy Fund..................      89,893.525       779,820      776,680
      Rydex Inverse Russell 2000(R) Strategy Fund................       6,425.944       104,708      100,823
      Rydex Inverse S&P 500 Strategy Fund........................      21,215.695       566,234      563,277
      Rydex Japan 2X Strategy Fund...............................      22,039.170       367,069      404,198
      Rydex Leisure Fund.........................................      10,081.960       663,177      679,827
      Rydex Mid Cap 1.5X Strategy Fund...........................      31,770.421       754,163      750,099
      Rydex NASDAQ-100(R) Fund...................................      79,133.001     1,784,008    1,785,242
      Rydex NASDAQ-100(R) 2X Strategy Fund.......................      28,768.233       786,430      798,319
      Rydex Nova Fund............................................      24,294.582     2,123,369    2,148,128
      Rydex Precious Metals Fund.................................     371,199.826     5,083,896    4,665,981
      Rydex Real Estate Fund.....................................      55,752.761     1,679,286    1,680,946
      Rydex Retailing Fund.......................................      33,067.274       563,679      552,554
      Rydex Russell 2000(R) 1.5X Strategy Fund...................       8,825.892       283,446      288,165
      Rydex Russell 2000(R) 2X Strategy Fund.....................       3,886.648       488,364      549,922
      Rydex S&P 500 2X Strategy Fund.............................       4,034.458       545,741      563,977
      Rydex S&P 500 Pure Growth Fund.............................      57,658.438     1,920,378    1,942,512
      Rydex S&P 500 Pure Value Fund..............................      22,968.708     2,176,995    2,200,861
      Rydex S&P MidCap 400 Pure Growth Fund......................      38,459.399     1,465,390    1,333,002
      Rydex S&P MidCap 400 Pure Value Fund.......................      11,490.503       976,513      991,516
      Rydex S&P SmallCap 600 Pure Growth Fund....................      18,149.557       615,723      620,715
      Rydex S&P SmallCap 600 Pure Value Fund.....................      11,819.179     1,278,885    1,313,938
      Rydex Strengthening Dollar 2X Strategy Fund................      27,142.496       319,184      320,010
      Rydex Technology Fund......................................     102,208.426     1,043,160      976,091
      Rydex Telecommunications Fund..............................      44,741.810       405,506      411,625
      Rydex Transportation Fund..................................     124,196.181     1,941,475    2,043,027
      Rydex U.S. Government Money Market Fund....................   8,254,540.912     8,254,541    8,254,540
      Rydex Utilities Fund.......................................     131,374.368     2,624,342    2,513,193
      Rydex Weakening Dollar 2X Strategy Fund....................       3,574.402        88,180       87,609
      U.S. Long Short Momentum Fund..............................      16,028.843       206,463      200,200
      Variable Series Global Fund................................      70,671.143       638,579      710,951
      Variable Series High Yield Fund............................     164,236.284     4,922,380    5,050,266
      Variable Series Large Cap Concentrated Growth Fund.........      57,084.783       594,035      601,674
      Variable Series Large Cap Core Fund........................       2,801.874        69,444       70,663
      Variable Series Large Cap Value Fund.......................       1,054.809        29,695       30,231
      Variable Series Managed Asset Allocation Fund..............       5,528.612       119,691      125,389
      Variable Series Mid Cap Growth Fund........................      12,549.140       392,370      417,761
      Variable Series Small Cap Growth Fund......................       1,555.869        30,836       32,145
      Variable Series Small Cap Value Fund.......................      17,677.542       622,468      677,934
      Variable Series U.S. Intermediate Bond Fund................       4,850.890        67,587       70,095
    Hatteras Funds:
      Alpha Hedged Strategies Portfolio..........................      24,480.011       243,736      225,951

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

=============================================================================================================
                                                                         SHARES         COST         VALUE
-------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
  Investments in portfolio shares, at net asset value
    (Note 2): (continued)
    Invesco Variable Insurance Funds:
      Balanced-Risk Allocation Fund .............................      259,143.922  $ 3,236,384   $ 3,257,439
      Core Equity Fund ..........................................       28,422.275      803,663       856,647
      Diversified Dividend Fund .................................       79,568.348    1,225,170     1,300,148
      Global Health Care Fund ...................................       10,121.339      210,449       212,549
      Global Real Estate Fund ...................................      252,515.238    3,495,934     3,906,411
      Government Securities Fund ................................       88,793.028    1,117,093     1,101,033
      High Yield Fund ...........................................      849,991.161    4,641,752     4,768,451
      International Growth Fund .................................      182,577.601    5,172,570     5,482,806
      Mid Cap Core Equity Fund ..................................       71,766.871      881,400       902,827
      Money Market Fund .........................................   80,354,899.080   80,354,899    80,354,900
      Technology Fund ...........................................       12,820.592      212,102       216,283
      Van Kampen Comstock Fund ..................................       22,967.319      299,019       304,776
      Van Kampen Equity and Income Fund .........................       28,855.106      425,228       435,135
      Van Kampen Growth and Income Fund .........................       31,350.782      619,672       629,210
      Van Kampen Value Opportunities Fund .......................       16,588.172      108,110       117,278
    Ivy Funds Variable Insurance Portfolios, Inc.:
      Asset Strategy Portfolio ..................................      616,348.921    6,163,444     6,610,897
      Balanced Portfolio ........................................       80,152.660      716,278       751,143
      Bond Portfolio ............................................       84,351.849      492,221       497,558
      Dividend Opportunities Portfolio ..........................       28,855.323      203,406       209,048
      Energy Portfolio ..........................................      182,590.809    1,073,119     1,076,209
      Global Bond Portfolio .....................................      135,382.934      693,999       686,162
      Global Natural Resources Portfolio ........................      167,435.087      829,306       843,823
      Growth Portfolio ..........................................       12,677.583      136,555       134,717
      High Income Portfolio .....................................    1,741,192.616    6,282,309     6,608,000
      Mid Cap Growth Portfolio ..................................      186,629.075    1,584,148     1,593,346
      Science and Technology Portfolio ..........................       32,575.340      561,428       589,734
      Value Portfolio ...........................................       91,463.100      530,933       546,144
    Janus Aspen Series - Institutional:
      Balanced Portfolio ........................................      266,089.494    7,163,537     7,229,652
      Enterprise Portfolio ......................................       84,413.132    3,350,380     3,779,176
      Forty Portfolio ...........................................       47,299.424    1,710,917     1,936,912
      Janus Portfolio ...........................................       26,198.876      603,615       692,961
      Overseas Portfolio ........................................      148,614.928    6,756,582     5,641,423
      Perkins Mid Cap Value Portfolio ...........................      382,754.693    5,765,409     6,051,352
      Worldwide Portfolio .......................................       12,174.638      348,970       374,248
    Janus Aspen Series - Service:
      Flexible Bond Portfolio ...................................       50,046.317      675,070       678,627
    Lazard Retirement Series, Inc.:
      Emerging Markets Equity Portfolio .........................      634,843.122   13,598,584    14,106,215
      International Equity Portfolio ............................      234,961.256    2,401,377     2,612,770
      Multi-Asset Targeted Volatility Portfolio .................          828.946        8,788         8,737
      US Small-Mid Cap Equity Portfolio .........................       54,398.331      504,682       396,564
      US Strategic Equity Portfolio .............................       12,163.055      115,286       126,982
    Legg Mason Partners Variable Equity Trust: ..................
      ClearBridge Aggressive Growth Portfolio ...................       55,259.915    1,050,215     1,050,491
      ClearBridge Equity Income Builder Portfolio ...............      138,720.065    1,610,346     1,607,765
      ClearBridge Fundamental All Cap Value Portfolio ...........       21,890.950      408,728       450,297
      ClearBridge Large Cap Growth Portfolio ....................       19,836.738      374,662       355,871
      ClearBridge Small Cap Growth Portfolio ....................       14,392.039      250,388       248,263
      Dynamic Multi-Strategy Portfolio ..........................          210.092        2,274         2,259
    Legg Mason Partners Variable Income Trust:
      Western Asset Global High Yield Bond Portfolio ............    2,145,046.211   17,632,251    17,417,775
      Western Asset Strategic Bond Portfolio ....................      184,669.942    1,875,490     1,911,334

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

=============================================================================================================
                                                                         SHARES         COST         VALUE
-------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
  Investments in portfolio shares, at net asset value
     (Note 2): (continued)
     Lord Abbett Series Fund, Inc.:
       Bond Debenture Portfolio .................................     808,532.319   $10,182,226   $ 9,880,266
       Capital Structure Portfolio ..............................      22,569.362       288,894       320,936
       Classic Stock Portfolio ..................................      25,074.660       303,159       320,203
       Growth and Income Portfolio ..............................      62,293.885     1,371,516     1,531,807
       International Opportunities Portfolio ....................      86,565.115       722,143       734,073
     Merger Fund VL .............................................     521,169.372     5,624,781     5,493,125
     Nationwide Variable Insurance Trust:
       Bond Index Fund ..........................................     180,787.365     1,978,454     1,968,774
       International Index Fund .................................     312,093.973     2,480,302     2,618,469
       Mid Cap Index Fund .......................................      94,747.833     1,726,941     1,803,051
       S&P 500 Index Fund .......................................     394,728.497     3,656,855     3,911,759
       Small Cap Index Fund .....................................     177,092.631     1,740,399     1,815,200
     Neuberger Berman Advisers Management Trust:
       Large Cap Value Portfolio ................................      94,512.867       973,755     1,096,349
       Mid-Cap Growth Portfolio .................................     133,229.183     4,085,286     4,126,107
       Mid Cap Intrinsic Value Portfolio ........................      29,342.181       424,886       354,747
       Short Duration Bond Portfolio ............................      85,566.773       951,981       936,957
       Small-Cap Growth Portfolio ...............................      57,773.214       752,065       762,607
       Socially Responsive Portfolio ............................      85,107.911     1,316,961     1,352,365
     Northern Lights Variable Trust:
       Adaptive Allocation Portfolio ............................      30,593.204       334,634       301,342
       BCM Decathlon Aggressive Portfolio Class 2 ...............     320,817.370     3,284,752     3,355,750
       BCM Decathlon Conservative Portfolio Class 2 .............     464,100.490     4,708,487     4,715,261
       BCM Decathlon Moderate Portfolio Class 2 .................     597,136.430     6,106,175     6,168,419
       Changing Parameters Portfolio ............................   1,572,443.342    14,452,280    14,639,447
       Innealta Country Rotation Portfolio Class 2 ..............       6,305.840        63,072        63,437
       Innealta Sector Rotation Portfolio Class 2 ...............       6,253.680        62,561        62,912
       JNF Balanced Portfolio ...................................      25,823.543       446,546       450,879
       JNF Equity Portfolio .....................................      38,070.534       880,953       911,409
       Mariner Hyman Beck Portfolio Class 2 .....................         389.896         3,772         3,782
       Power Income Portfolio Class 2 ...........................     341,836.680     3,451,839     3,510,663
       TOPS Balanced ETF - Class 1 ..............................     167,906.340     1,728,006     1,806,673
       TOPS Capital Preservation ETF - Class 1 ..................       4,429.456        46,777        48,325
       TOPS Capital Preservation ETF - Class 2 ..................      55,084.906       582,073       599,324
       TOPS Growth ETF - Class 1 ................................      33,257.212       331,028       371,483
       TOPS Growth ETF - Class 2 ................................       5,487.146        57,785        60,743
       TOPS Moderate Growth ETF - Class 1 .......................      89,026.504       868,219       936,559
       TOPS Protected Balanced ETF - Class 1 ....................     494,468.513     5,123,459     5,315,536
       TOPS Protected Balanced ETF - Class 2 ....................      10,546.182       110,285       112,950
       TOPS Protected Growth ETF - Class 1 ......................   2,359,282.287    22,774,063    24,111,865
       TOPS Protected Moderate Growth ETF - Class 1 .............     567,990.355     5,847,784     6,066,136
       TOPS Protected Moderate Growth ETF - Class 2 .............      73,604.207       723,580       785,357
     Oppenheimer Variable Account Funds:
       Balanced Fund ............................................       8,648.415       105,901       106,981
       Core Bond Fund ...........................................     319,998.437     2,573,228     2,614,387
       Global Securities Fund ...................................      26,892.932       811,697       867,297
       Global Strategic Income Fund .............................   1,909,032.341    10,631,787    11,053,298
       International Growth Fund ................................     374,906.254       757,504       802,299
       Main Street(R) Fund ......................................      26,342.043       628,361       626,414
       Value Fund ...............................................         137.649         1,420         1,491
     PIMCO Variable Insurance Trust:
       All Asset Portfolio ......................................   2,189,866.891    24,631,292    24,920,685
       CommodityRealReturn Strategy Portfolio ...................   1,352,798.619    10,198,123     9,645,453
       Emerging Markets Bond Portfolio ..........................   1,649,548.058    24,355,442    25,271,076
       Foreign Bond Unhedged Portfolio ..........................     330,036.103     3,994,628     3,897,726
       Foreign Bond US Dollar-Hedged Portfolio ..................   1,087,982.744    11,714,173    11,750,214

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

============================================================================================================
                                                                        SHARES         COST          VALUE
------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
  Investments in portfolio shares, at net asset value
    (Note 2): (continued)
    PIMCO Variable Insurance Trust: (continued)
      Global Advantage Strategy Bond Portfolio ..................      19,651.805  $   198,065    $   201,430
      Global Bond Unhedged Portfolio ............................     316,093.151    4,662,658      4,336,798
      Global Diversified Allocation Portfolio ...................         487.796        4,921          4,878
      Global Multi-Asset Portfolio ..............................     200,545.070    2,506,192      2,548,928
      High Yield Portfolio ......................................   8,912,011.703   70,453,291     71,830,814
      Long-Term US Government Portfolio .........................     152,519.085    2,125,553      1,883,611
      Low Duration Portfolio ....................................   2,260,757.524   23,881,597     24,370,966
      Real Return Portfolio .....................................   2,096,403.180   30,342,211     29,873,746
      Short-Term Portfolio ......................................     876,603.227    8,974,613      9,020,248
      Total Return Portfolio ....................................   7,857,840.104   89,747,024     90,758,053
      Unconstrained Bond Portfolio ..............................     500,423.910    5,213,566      5,234,434
    Pioneer Variable Contracts Trust:
      Bond Portfolio ............................................     398,290.294    4,706,624      4,580,338
      Emerging Markets Portfolio ................................     135,053.995    3,448,860      3,450,630
      Equity Income Portfolio ...................................     139,189.663    2,941,669      3,006,496
      Fund Portfolio ............................................      29,446.961      609,664        616,031
      Fundamental Value Portfolio ...............................     180,235.986    2,049,960      2,124,982
      High Yield Portfolio ......................................     297,743.539    3,009,400      3,102,488
      Mid Cap Value Portfolio ...................................      49,766.301      811,034        860,957
      Strategic Income Portfolio ................................   1,065,362.304   11,211,524     11,441,992
    ProFunds VP:
      Access VP High Yield Fund .................................     481,603.692   13,542,478     13,846,106
      Asia 30 Fund ..............................................      15,968.826      754,476        778,001
      Banks Fund ................................................      10,007.283      121,928        124,290
      Basic Materials Fund ......................................       5,263.526      239,961        248,859
      Bear Fund .................................................      23,097.162      368,153        357,544
      Biotechnology Fund ........................................      13,639.073      469,214        467,684
      Bull Fund .................................................     167,698.391    4,866,722      4,950,456
      Consumer Goods Fund .......................................      24,230.211      971,022        972,600
      Consumer Services Fund ....................................      30,418.325    1,247,495      1,248,672
      Emerging Markets Fund .....................................      73,886.587    1,822,837      1,900,363
      Europe 30 Fund ............................................      45,527.904      946,449        982,947
      Falling U.S. Dollar Fund ..................................         129.702        3,687          3,677
      Financials Fund ...........................................      12,555.706      259,911        267,060
      Health Care Fund ..........................................      26,019.170      974,350        965,831
      Industrials Fund ..........................................      42,218.965    1,714,493      1,758,842
      International Fund ........................................      72,989.010    1,546,184      1,577,293
      Internet Fund .............................................       4,532.354      269,350        270,582
      Japan Fund ................................................      57,326.876      677,379        730,918
      Large-Cap Growth Fund .....................................       8,847.322      351,517        344,869
      Large-Cap Value Fund ......................................      60,109.873    1,606,613      1,639,797
      Mid-Cap Fund ..............................................      83,000.421    2,247,380      2,270,891
      Mid-Cap Growth Fund .......................................      29,629.241    1,116,476      1,135,689
      Mid-Cap Value Fund ........................................      44,540.212    1,238,095      1,293,448
      Money Market Fund .........................................  33,645,030.990   33,645,031     33,645,032
      NASDAQ-100 Fund ...........................................      88,076.428    1,979,587      1,999,334
      Oil & Gas Fund ............................................      14,142.762      635,789        636,707
      Pharmaceuticals Fund ......................................       6,762.797      187,122        186,788
      Precious Metals Fund ......................................      16,636.719      621,409        631,364
      Real Estate Fund ..........................................      13,843.612      720,097        715,577
      Rising Rates Opportunity Fund .............................      82,037.926      568,366        572,624
      Semiconductor Fund ........................................         275.199        4,948          5,044
      Short International Fund ..................................      11,896.937      202,231        193,682
      Short Mid-Cap Fund ........................................         116.048        1,318          1,290
      Short NASDAQ-100 Fund .....................................     112,894.774      784,061        775,586

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

=============================================================================================================
                                                                         SHARES         COST         VALUE
-------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
  Investments in portfolio shares, at net asset value
    (Note 2): (continued)
    ProFunds VP: (continued)
      Short Small-Cap Fund ......................................      46,821.870   $   303,943   $   292,169
      Small Cap Fund ............................................      14,551.770       431,096       433,060
      Small-Cap Growth Fund .....................................      31,521.276     1,022,213     1,028,223
      Small-Cap Value Fund ......................................      58,255.941     1,715,463     1,771,563
      Technology Fund ...........................................       1,153.974        20,956        21,118
      Telecommunications Fund ...................................      37,087.821       314,505       309,683
      U.S. Government Plus Fund .................................      21,425.956       490,992       492,583
      UltraBull Fund ............................................      16,004.069       219,154       214,775
      UltraMid-Cap Fund .........................................       6,252.555       191,875       196,581
      UltraNASDAQ-100 Fund ......................................      13,118.868       369,559       377,429
      UltraShort NASDAQ-100 Fund ................................      47,567.838       174,107       174,098
      UltraSmall-Cap Fund .......................................       9,445.482       118,906       126,002
      Utilities Fund ............................................      26,188.714       822,447       829,658
    Putnam Variable Trust Class IB:
      Absolute Return 500 Fund ..................................      23,034.530       230,345       231,037
      American Government Income Fund ...........................      37,864.499       384,976       384,325
      Diversified Income Fund ...................................      80,163.848       565,878       581,188
      Equity Income Fund ........................................      48,094.381       713,308       756,044
      Global Asset Allocation Fund ..............................       8,723.162       129,879       140,443
      High Yield Fund ...........................................     573,614.081     3,710,852     4,032,506
      Income Fund ...............................................     127,380.866     1,540,573     1,545,130
      Investors Fund ............................................       7,372.016        82,110        85,147
      Multi-Cap Value Fund ......................................      10,338.003       136,768       145,972
      Voyager Fund ..............................................      11,634.015       411,838       420,802
    Royce Capital Fund:
      Micro-Cap Portfolio .......................................     244,547.686     2,801,517     2,677,796
      Small-Cap Portfolio .......................................     571,189.130     5,872,639     6,300,217
    Russell Investment Funds:
      Aggressive Equity Fund ....................................       2,477.227        29,205        32,254
      Balanced Strategy Fund ....................................     152,792.435     1,389,041     1,459,167
      Conservative Strategy Fund ................................     103,819.139     1,016,000     1,038,191
      Core Bond Fund ............................................      18,947.139       204,609       204,818
      Equity Growth Strategy Fund ...............................      13,833.943       107,812       113,577
      Global Real Estate Securities Fund ........................     137,894.475     1,950,636     2,119,438
      Moderate Strategy Fund ....................................      14,215.329       140,326       143,575
      Multi-Style Equity Fund ...................................       3,043.573        43,916        46,110
      Non U.S. Fund .............................................      12,889.309       121,802       132,889
    T. Rowe Price Equity Series, Inc.:
      Blue Chip Growth Portfolio II .............................     732,654.036     8,782,437     9,649,053
      Equity Income Portfolio II ................................     346,540.259     7,164,525     7,700,125
      Health Sciences Portfolio II ..............................     284,006.131     5,553,448     5,864,727
    T. Rowe Price Fixed Income Series, Inc.:
      Limited-Term Bond Portfolio II ............................     365,452.853     1,814,794     1,812,647
    Third Avenue Variable Series Trust:
      Value Portfolio ...........................................     311,438.025     4,116,688     4,487,822
    Timothy Plan Variable Series:
      Conservative Growth Portfolio .............................      51,123.603       588,987       593,545
      Strategic Growth Portfolio ................................      26,315.875       258,232       261,580
    Van Eck VIP Trust:
      Emerging Markets Fund .....................................     529,481.673     6,718,073     7,148,003
      Global Bond Fund ..........................................      85,934.315       983,066     1,024,337
      Global Hard Assets Fund ...................................     177,682.617     5,653,872     5,175,895
      Multi-Manager Alternatives Fund ...........................     139,686.512     1,390,858     1,381,499
    Vanguard Variable Insurance Fund:
      Balanced Portfolio ........................................     258,087.147     4,978,154     5,342,404
      Capital Growth Portfolio ..................................      93,328.962     1,547,833     1,650,056

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

================================================================================================================
                                                                         SHARES         COST           VALUE
----------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
  Investments in portfolio shares, at net asset value
    (Note 2): (continued)
    Vanguard Variable Insurance Fund: (continued)
      Diversified Value Portfolio................................     177,629.028   $ 2,367,266   $    2,541,871
      Equity Income Portfolio....................................     284,199.724     4,672,510        5,010,441
      Equity Index Portfolio.....................................     262,607.044     6,272,164        6,546,793
      Growth Portfolio...........................................     165,211.061     2,232,417        2,531,033
      High Yield Bond Portfolio..................................   1,066,484.711     8,521,742        8,883,818
      International Portfolio....................................     366,962.966     6,125,369        6,733,770
      Mid-Cap Index Portfolio....................................     195,216.293     3,004,567        3,148,840
      REIT Index Portfolio.......................................     670,425.115     7,452,631        8,125,552
      Short-Term Investment Grade Portfolio......................   1,688,183.644    18,204,758       18,384,319
      Small Company Growth Portfolio.............................     133,079.153     2,288,169        2,672,229
      Total Bond Market Index Portfolio..........................   1,409,313.426    17,271,985       17,560,046
      Total Stock Market Index Portfolio.........................     373,570.349     9,168,823        9,458,802
    Variable Insurance Trust:
      Vice Fund..................................................       2,116.500        21,567           21,546
    Virtus Variable Insurance Trust:
      International Series.......................................      82,218.324     1,355,217        1,422,376
      Multi-Sector Fixed Income Series...........................     935,545.497     9,294,265        9,243,190
      Premium AlphaSector Series.................................     374,882.089     3,904,346        3,902,522
      Real Estate Securities Series..............................      55,559.081     1,611,617        1,543,430
    Wells Fargo Advantage VT Funds:
      Discovery Fund.............................................      90,769.769     2,176,803        2,283,766
      Opportunity Fund...........................................      18,556.408       342,417          372,055
      Small Cap Value Fund.......................................      44,198.751       403,450          415,467
    Wilshire Variable Insurance Trust:
      Equity Fund................................................       7,238.982       143,338          144,128
      Income Fund................................................         596.489         7,317            7,253
      International Equity Fund..................................       9,690.902       118,838          121,040
      Small Cap Growth Fund......................................       8,760.213       126,176          131,141
----------------------------------------------------------------------------------------------------------------
         Total assets............................................                                 $1,307,835,067
================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

===================================================================================================================
                                                                              UNIT                     SUB-ACCOUNT
                                                                  UNITS      VALUE          VALUE         VALUE
-------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves:
    The Alger Portfolios:
      Capital Appreciation Portfolio
         Monument .........................................     2,092.755  $34.112142  $      71,388
         Monument Advisor .................................   257,746.921   21.405920      5,517,310  $   5,588,698
                                                                                                      -------------
      Large Cap Growth Portfolio
         Monument .........................................     1,367.929   19.597028         26,807
         Monument Advisor .................................   104,758.512   14.695185      1,539,446      1,566,253
                                                                                                      -------------
      Mid Cap Growth Portfolio
         Monument .........................................     2,316.346   25.995955         60,216
         Monument Advisor .................................    32,889.584   13.852416        455,600        515,816
                                                                                                      -------------
      Small Cap Growth Portfolio
         Monument .........................................       639.137   18.838285         12,040
         Monument Advisor .................................    14,227.851   18.974741        269,970        282,010
                                                                                                      -------------
    AllianceBernstein Variable Products Series Fund, Inc.:
      Dynamic Asset Allocation Portfolio
         Monument Advisor .................................       361.947   10.468591          3,789          3,789
                                                                                                      -------------
      Global Thematic Growth Portfolio
         Monument Advisor .................................    31,730.477    9.064721        287,628        287,628
                                                                                                      -------------
      Growth and Income Portfolio
         Monument Advisor .................................   172,990.466   11.890930      2,057,018      2,057,018
                                                                                                      -------------
      International Growth Portfolio
         Monument Advisor .................................    86,140.174    8.041464        692,693        692,693
                                                                                                      -------------
      International Value Portfolio
         Monument Advisor .................................    77,255.886    6.246074        482,546        482,546
                                                                                                      -------------
      Small Cap Growth Portfolio
         Monument Advisor .................................   112,081.429   14.232087      1,595,153      1,595,153
                                                                                                      -------------
      Small-Mid Cap Value Portfolio
         Monument Advisor .................................   265,992.546   13.411914      3,567,469      3,567,469
                                                                                                      -------------
    American Century Variable Portfolios, Inc.:
      Balanced Fund
         Monument Advisor .................................   132,944.568   14.821978      1,970,501      1,970,501
                                                                                                      -------------
      Income & Growth Fund
         Monument .........................................       170.775   13.132812          2,243
         Monument Advisor .................................   339,735.744   13.153291      4,468,643      4,470,886
                                                                                                      -------------
      Inflation Protection Fund
         Monument .........................................       317.869   14.707727          4,675
         Monument Advisor .................................   428,131.168   15.332343      6,564,254      6,568,929
                                                                                                      -------------
      International Fund
         Monument .........................................       510.501   13.273559          6,776
         Monument Advisor .................................   115,849.716   15.332878      1,776,310      1,783,086
                                                                                                      -------------
      Large Company Value Fund
         Monument Advisor .................................    62,506.984    9.299826        581,304        581,304
                                                                                                      -------------
      Mid Cap Value Fund
         Monument Advisor .................................   364,422.371   14.467907      5,272,429      5,272,429
                                                                                                      -------------
      Ultra Fund
         Monument Advisor .................................    54,621.569   12.241305        668,639        668,639
                                                                                                      -------------
      Value Fund
         Monument .........................................       458.613   18.011439          8,260
         Monument Advisor .................................   186,457.244   13.992219      2,608,951      2,617,211
                                                                                                      -------------
      Vista Fund
         Monument Advisor .................................     6,037.403   10.358024         62,536         62,536
                                                                                                      -------------
    BlackRock Variable Series Funds:
      Capital Appreciation Fund
         Monument Advisor .................................     6,117.140   11.415912         69,833         69,833
                                                                                                      -------------
      Equity Dividend Fund
         Monument Advisor .................................   240,307.272   11.699792      2,811,545      2,811,545
                                                                                                      -------------
      Global Allocation Fund
         Monument Advisor .................................   246,694.042   10.989831      2,711,126      2,711,126
                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

===================================================================================================================
                                                                                UNIT                   SUB-ACCOUNT
                                                                   UNITS        VALUE        VALUE        VALUE
-------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves: (continued)
     BlackRock Variable Series Funds: (continued)
       High Yield Fund
          Monument Advisor ................................   1,340,556.907  $11.112997  $ 14,897,605  $ 14,897,605
                                                                                                       ------------
       Large Cap Core Fund
          Monument Advisor ................................       4,424.997   11.619535        51,416        51,416
                                                                                                       ------------
       Large Cap Growth Fund
          Monument Advisor ................................      16,167.257   11.812199       190,971       190,971
                                                                                                       ------------
       Large Cap Value Fund
          Monument Advisor ................................       5,358.823   11.845245        63,477        63,477
                                                                                                       ------------
       Total Return Fund
          Monument Advisor ................................      32,830.772   10.506558       344,938       344,938
                                                                                                       ------------
       U.S. Government Bond Fund
          Monument Advisor ................................       2,900.394   10.118971        29,349        29,349
                                                                                                       ------------
     Columbia Funds Variable Series Trust:
       CVP Seligman Global Technology Portfolio
          Monument ........................................          17.760    7.073352           126
          Monument Advisor ................................     136,596.653   18.272716     2,495,992     2,496,118
                                                                                                       ------------
       Select Large-Cap Value Portfolio
          Monument Advisor ................................     161,578.526   10.872801     1,756,811     1,756,811
                                                                                                       ------------
       Select Smaller-Cap Value Portfolio
          Monument Advisor ................................      47,216.269   10.392641       490,702       490,702
                                                                                                       ------------
     Credit Suisse Trust:
       Commodity Return Strategy Portfolio
          Monument Advisor ................................     240,069.649    9.003692     2,161,513     2,161,513
                                                                                                       ------------
     DFA Investment Dimensions Group, Inc.:
       VA Global Bond Portfolio
          Monument Advisor ................................   1,619,765.473   10.851969    17,577,645    17,577,645
                                                                                                       ------------
       VA International Small Portfolio
          Monument Advisor ................................     450,790.140   12.833461     5,785,198     5,785,198
                                                                                                       ------------
       VA International Value Portfolio
          Monument Advisor ................................     690,790.504   11.618786     8,026,147     8,026,147
                                                                                                       ------------
       VA Short-Term Fixed Portfolio
          Monument Advisor ................................     795,770.204   10.140808     8,069,753     8,069,753
                                                                                                       ------------
       VA U.S. Large Value Portfolio
          Monument Advisor ................................     776,727.819   14.702156    11,419,574    11,419,574
                                                                                                       ------------
       VA U.S. Targeted Value Portfolio
          Monument Advisor ................................     494,177.154   14.946084     7,386,013     7,386,013
                                                                                                       ------------
     Direxion Insurance Trust:
       Dynamic VP HY Bond Fund
          Monument Advisor ................................     260,611.167   12.860908     3,351,696     3,351,696
                                                                                                       ------------
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio
          Monument Advisor ................................     164,947.372   16.507627     2,722,890     2,722,890
                                                                                                       ------------
       The Dreyfus Socially Responsible Growth Fund, Inc.
          Monument ........................................         669.308   10.916577         7,307
          Monument Advisor ................................      11,262.532   14.644538       164,935       172,242
                                                                                                       ------------
       Dreyfus Stock Index Fund
          Monument ........................................       3,547.690   13.248804        47,003
          Monument Advisor ................................     732,365.779   14.211100    10,407,723    10,454,726
                                                                                                       ------------
     Dreyfus Variable Investment Fund:
       International Value Portfolio
          Monument ........................................       2,342.225   13.561551        31,764
          Monument Advisor ................................     254,458.884   11.503515     2,927,172     2,958,936
                                                                                                       ------------
     Eaton Vance Variable Trust:
       Floating-Rate Income Fund
          Monument Advisor ................................   1,240,042.597   11.448389    14,196,490    14,196,490
                                                                                                       ------------
       Large-Cap Value Fund
          Monument Advisor ................................      42,711.100   11.743609       501,582       501,582
                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

===================================================================================================================
                                                                              UNIT                     SUB-ACCOUNT
                                                                  UNITS      VALUE          VALUE         VALUE
-------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves: (continued)
     Federated Insurance Series:
       High Income Bond Fund II
          Monument ........................................       102.102  $19.437323  $       1,985
          Monument Advisor ................................   613,711.244   18.969995     11,642,099  $  11,644,084
                                                                                                      -------------
       Kaufmann Fund II
          Monument Advisor ................................    36,371.765   11.367911        413,471        413,471
                                                                                                      -------------
       Managed Volatility Fund II
          Monument Advisor ................................   171,313.891   17.627529      3,019,841      3,019,841
                                                                                                      -------------
     Fidelity Variable Insurance Products:
       Balanced Portfolio
          Monument Advisor ................................    79,646.681   11.627137        926,063        926,063
                                                                                                      -------------
       Contrafund Portfolio
          Monument Advisor ................................   420,005.508   12.016349      5,046,933      5,046,933
                                                                                                      -------------
       Disciplined Small Cap Portfolio
          Monument Advisor ................................    16,628.958   12.675354        210,778        210,778
                                                                                                      -------------
       Dynamic Capital Appreciation Portfolio
          Monument Advisor ................................    21,607.263   12.331564        266,451        266,451
                                                                                                      -------------
       Equity-Income Portfolio
          Monument Advisor ................................    68,350.921   12.553793        858,063        858,063
                                                                                                      -------------
       Funds Manager 20% Portfolio
          Monument Advisor ................................       547.585   10.217356          5,595          5,595
                                                                                                      -------------
       Growth Portfolio
          Monument Advisor ................................    96,588.849   12.179423      1,176,396      1,176,396
                                                                                                      -------------
       Growth & Income Portfolio
          Monument Advisor ................................    57,726.379   12.697193        732,963        732,963
                                                                                                      -------------
       Growth Opportunities Portfolio
          Monument Advisor ................................    46,840.042   13.016438        609,691        609,691
                                                                                                      -------------
       High Income Portfolio
          Monument Advisor ................................   750,639.236   11.897741      8,930,911      8,930,911
                                                                                                      -------------
       International Capital Appreciation Portfolio
          Monument Advisor ................................   130,433.756   11.262459      1,469,005      1,469,005
                                                                                                      -------------
       Investment Grade Bond Portfolio
          Monument Advisor ................................   544,604.290   11.247584      6,125,482      6,125,482
                                                                                                      -------------
       Mid Cap Portfolio
          Monument Advisor ................................    89,633.130   10.557455        946,298        946,298
                                                                                                      -------------
       Overseas Portfolio
          Monument Advisor ................................    54,700.197   10.164316        555,990        555,990
                                                                                                      -------------
       Real Estate Portfolio
          Monument Advisor ................................   221,867.742   13.547226      3,005,692      3,005,692
                                                                                                      -------------
       Strategic Income Portfolio
          Monument Advisor ................................   568,012.909   11.493483      6,528,447      6,528,447
                                                                                                      -------------
       Value Portfolio
          Monument Advisor ................................    15,215.398   12.494838        190,114        190,114
                                                                                                      -------------
       Value Strategies Portfolio
          Monument Advisor ................................    16,143.357   12.468081        201,277        201,277
                                                                                                      -------------
     Financial Investors Variable Insurance Trust:
     Ibbotson ETF Asset Allocation Series:
       Aggressive Growth Portfolio
          Monument Advisor ................................     4,216.010   10.525219         44,374         44,374
                                                                                                      -------------
       Balanced Portfolio
          Monument Advisor ................................   234,543.305   11.296328      2,649,478      2,649,478
                                                                                                      -------------
       Conservative Portfolio
          Monument Advisor ................................   303,001.579   11.666457      3,534,955      3,534,955
                                                                                                      -------------
       Growth Portfolio
          Monument Advisor ................................   151,478.186   10.846548      1,643,015      1,643,015
                                                                                                      -------------
       Income and Growth Portfolio
          Monument Advisor ................................   145,806.140   11.478374      1,673,617      1,673,617
                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

=====================================================================================================================
                                                                                UNIT                    SUB-ACCOUNT
                                                                   UNITS       VALUE         VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (Continued)
  Contract owners' deferred annuity reserves: (continued)
    First Eagle Variable Funds:
      Overseas Variable Fund
        Monument Advisor ...................................    662,052.834  $16.136843  $  10,683,443  $  10,683,443
                                                                                                        -------------
    Franklin Templeton Variable Insurance Products Trust:
      Global Real Estate Securities II Fund
        Monument Advisor ...................................    115,818.708   17.267626      1,999,914      1,999,914
                                                                                                        -------------
      High Income Securities II Fund
        Monument Advisor ...................................    262,311.964   19.443283      5,100,206      5,100,206
                                                                                                        -------------
      Income Securities II Fund
        Monument Advisor ...................................    438,425.183   17.746224      7,780,392      7,780,392
                                                                                                        -------------
      Mutual Shares Securities II Fund
        Monument Advisor ...................................    169,713.824   15.659248      2,657,591      2,657,591
                                                                                                        -------------
      Strategic Income Securities II Fund
        Monument Advisor ...................................    377,379.810   16.609277      6,268,006      6,268,006
                                                                                                        -------------
      Templeton Global Bond Securities II Fund
        Monument Advisor ...................................  1,282,248.118   16.641545     21,338,590     21,338,590
                                                                                                        -------------
      U.S. Government II Fund
        Monument Advisor ...................................    731,974.293   12.154930      8,897,096      8,897,096
                                                                                                        -------------
    Guggenheim Variable Insurance Funds:
      All-Asset Aggressive Strategy Fund
        Monument Advisor ...................................     13,239.106   11.806630        156,309        156,309
                                                                                                        -------------
      All-Asset Conservative Strategy Fund
        Monument Advisor ...................................     53,484.471   11.542680        617,354        617,354
                                                                                                        -------------
      All-Asset Moderate Strategy Fund
        Monument Advisor ...................................     42,197.654   11.647735        491,507        491,507
                                                                                                        -------------
      CLS AdvisorOne Amerigo Fund
        Monument Advisor ...................................     96,913.683   13.941489      1,351,121      1,351,121
                                                                                                        -------------
      CLS AdvisorOne Clermont Fund
        Monument Advisor ...................................     56,405.459   12.825205        723,412        723,412
                                                                                                        -------------
      CLS AdvisorOne Select Allocation Fund
        Monument Advisor ...................................        888.009   11.140894          9,893          9,893
                                                                                                        -------------
      DWA Flexible Allocation Fund
        Monument Advisor ...................................    113,223.680    9.147933      1,035,763      1,035,763
                                                                                                        -------------
      DWA Sector Rotation Fund
        Monument Advisor ...................................     76,499.741    9.485481        725,637        725,637
                                                                                                        -------------
      Global Managed Futures Strategy Fund
        Monument Advisor ...................................    210,869.308    7.228207      1,524,207      1,524,207
                                                                                                        -------------
      Multi-Hedge Strategies Fund
        Monument Advisor ...................................    294,180.694    9.555538      2,811,055      2,811,055
                                                                                                        -------------
      Rydex Banking Fund
        Monument Advisor ...................................    437,973.012    5.368946      2,351,453      2,351,453
                                                                                                        -------------
      Rydex Basic Materials Fund
        Monument Advisor ...................................    107,252.176   18.255207      1,957,911      1,957,911
                                                                                                        -------------
      Rydex Biotechnology Fund
        Monument ...........................................      1,098.570   16.193744         17,790
        Monument Advisor ...................................     72,213.103   21.496532      1,552,331      1,570,121
                                                                                                        -------------
      Rydex Commodities Strategy Fund
        Monument Advisor ...................................     23,549.173    5.878817        138,441        138,441
                                                                                                        -------------
      Rydex Consumer Products Fund
        Monument Advisor ...................................     81,842.414   17.552902      1,436,572      1,436,572
                                                                                                        -------------
      Rydex Dow 2X Strategy Fund
        Monument Advisor ...................................    779,976.179   12.671195      9,883,230      9,883,230
                                                                                                        -------------
      Rydex Electronics Fund
        Monument Advisor ...................................     55,691.105    9.648928        537,359        537,359
                                                                                                        -------------
      Rydex Energy Fund
        Monument ...........................................        223.354   19.329240          4,317
        Monument Advisor ...................................     40,701.807   16.391166        667,150        671,467
                                                                                                        -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

==================================================================================================================
                                                                              UNIT                     SUB-ACCOUNT
                                                                  UNITS      VALUE         VALUE          VALUE
------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves: (continued)
     Guggenheim Variable Insurance Funds: (continued)
       Rydex Energy Services Fund
          Monument ........................................       194.437  $19.438380  $      3,780
          Monument Advisor ................................    42,127.287   17.122732       721,334   $    725,114
                                                                                                      ------------
       Rydex Europe 1.25X Strategy Fund
          Monument Advisor ................................   104,174.975    9.061058       943,935        943,935
                                                                                                      ------------
       Rydex Financial Services Fund
          Monument ........................................       107.802    7.521677           811
          Monument Advisor ................................   344,293.347    7.919758     2,726,720      2,727,531
                                                                                                      ------------
       Rydex Government Long Bond 1.2X Strategy Fund
          Monument Advisor ................................   126,622.811   17.014276     2,154,395      2,154,395
                                                                                                      ------------
       Rydex Health Care Fund
          Monument ........................................       522.872   13.718701         7,173
          Monument Advisor ................................    64,205.956   14.919530       957,923        965,096
                                                                                                      ------------
       Rydex Internet Fund
          Monument ........................................       608.063   13.983793         8,503
          Monument Advisor ................................    27,779.555   16.936920       470,500        479,003
                                                                                                      ------------
       Rydex Inverse Dow 2X Strategy Fund
          Monument Advisor ................................    24,263.737    2.312551        56,111         56,111
                                                                                                      ------------
       Rydex Inverse Government Long Bond Strategy Fund
          Monument Advisor ................................   245,324.861    4.904172     1,203,115      1,203,115
                                                                                                      ------------
       Rydex Inverse Mid-Cap Strategy Fund
          Monument Advisor ................................     8,367.979    4.079122        34,134         34,134
                                                                                                      ------------
       Rydex Inverse NASDAQ-100(R) Strategy Fund
          Monument Advisor ................................   195,363.225    3.975570       776,680        776,680
                                                                                                      ------------
       Rydex Inverse Russell 2000(R) Strategy Fund
          Monument Advisor ................................    27,157.874    3.712472       100,823        100,823
                                                                                                      ------------
       Rydex Inverse S&P 500 Strategy Fund
          Monument Advisor ................................   100,662.779    5.595682       563,277        563,277
                                                                                                      ------------
       Rydex Japan 2X Strategy Fund
          Monument Advisor ................................    39,161.870   10.321219       404,198        404,198
                                                                                                      ------------
       Rydex Leisure Fund
          Monument Advisor ................................    49,242.022   13.805827       679,827        679,827
                                                                                                      ------------
       Rydex Mid Cap 1.5X Strategy Fund
          Monument ........................................         7.164   22.884434           164
          Monument Advisor ................................    49,129.179   15.264557       749,935        750,099
                                                                                                      ------------
       Rydex NASDAQ-100(R) Fund
          Monument ........................................     1,490.654   20.047268        29,884
          Monument Advisor ................................    98,196.507   17.875970     1,755,358      1,785,242
                                                                                                      ------------
       Rydex NASDAQ-100(R) 2X Strategy Fund
          Monument ........................................       396.329   15.495106         6,141
          Monument Advisor ................................    42,409.392   18.679297       792,178        798,319
                                                                                                      ------------
       Rydex Nova Fund
          Monument ........................................       761.285   11.384132         8,667
          Monument Advisor ................................   178,333.914   11.996936     2,139,461      2,148,128
                                                                                                      ------------
       Rydex Precious Metals Fund
          Monument Advisor ................................   239,880.246   19.451293     4,665,981      4,665,981
                                                                                                      ------------
       Rydex Real Estate Fund
          Monument ........................................        50.235   15.091054           758
          Monument Advisor ................................   128,632.905   13.061887     1,680,188      1,680,946
                                                                                                      ------------
       Rydex Retailing Fund
          Monument Advisor ................................    34,987.731   15.792790       552,554        552,554
                                                                                                      ------------
       Rydex Russell 2000(R) 1.5X Strategy Fund
          Monument Advisor ................................    21,897.772   13.159561       288,165        288,165
                                                                                                      ------------
       Rydex Russell 2000(R) 2X Strategy Fund
          Monument Advisor ................................    85,305.576    6.446493       549,922        549,922
                                                                                                      ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

===================================================================================================================
                                                                              UNIT                     SUB-ACCOUNT
                                                                  UNITS      VALUE          VALUE         VALUE
-------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves: (continued)
     Guggenheim Variable Insurance Funds: (continued)
       Rydex S&P 500 2X Strategy Fund
          Monument Advisor .................................   54,657.320  $10.318425  $     563,977  $     563,977
                                                                                                      -------------
       Rydex S&P 500 Pure Growth Fund
          Monument .........................................      516.684   13.212720          6,827
          Monument Advisor .................................  133,149.778   14.537650      1,935,685      1,942,512
                                                                                                      -------------
       Rydex S&P 500 Pure Value Fund
          Monument Advisor .................................  163,355.719   13.472815      2,200,861      2,200,861
                                                                                                      -------------
       Rydex S&P MidCap 400 Pure Growth Fund
          Monument Advisor .................................   66,770.509   19.963940      1,333,002      1,333,002
                                                                                                      -------------
       Rydex S&P MidCap 400 Pure Value Fund
          Monument Advisor .................................   68,468.562   14.481334        991,516        991,516
                                                                                                      -------------
       Rydex S&P SmallCap 600 Pure Growth Fund
          Monument Advisor .................................   40,098.665   15.479702        620,715        620,715
                                                                                                      -------------
       Rydex S&P SmallCap 600 Pure Value Fund
          Monument Advisor .................................   98,435.919   13.348154      1,313,938      1,313,938
                                                                                                      -------------
       Rydex Strengthening Dollar 2X Strategy Fund
          Monument Advisor .................................   50,861.760    6.291761        320,010        320,010
                                                                                                      -------------
       Rydex Technology Fund
          Monument Advisor .................................   74,274.401   13.141692        976,091        976,091
                                                                                                      -------------
       Rydex Telecommunications Fund
          Monument Advisor .................................   38,282.173   10.752382        411,625        411,625
                                                                                                      -------------
       Rydex Transportation Fund
          Monument Advisor .................................  146,953.905   13.902503      2,043,027      2,043,027
                                                                                                      -------------
       Rydex U.S. Government Money Market Fund
          Monument .........................................      295.175    9.900185          2,922
          Monument Advisor .................................  744,340.072   11.085817      8,251,618      8,254,540
                                                                                                      -------------
       Rydex Utilities Fund
          Monument .........................................       19.279   15.805900            305
          Monument Advisor .................................  172,243.484   14.589159      2,512,888      2,513,193
                                                                                                      -------------
       Rydex Weakening Dollar 2X Strategy Fund
          Monument Advisor .................................    7,653.782   11.446496         87,609         87,609
                                                                                                      -------------
       U.S. Long Short Momentum Fund
          Monument Advisor .................................   14,997.396   13.348968        200,200        200,200
                                                                                                      -------------
       Variable Series Global Fund
          Monument Advisor .................................   70,035.066   10.151364        710,951        710,951
                                                                                                      -------------
       Variable Series High Yield Fund
          Monument Advisor .................................  433,582.932   11.647751      5,050,266      5,050,266
                                                                                                      -------------
       Variable Series Large Cap Concentrated Growth Fund
          Monument Advisor .................................   54,002.252   11.141641        601,674        601,674
                                                                                                      -------------
       Variable Series Large Cap Core Fund
          Monument Advisor .................................    6,169.730   11.453215         70,663         70,663
                                                                                                      -------------
       Variable Series Large Cap Value Fund
          Monument Advisor .................................    2,567.410   11.774861         30,231         30,231
                                                                                                      -------------
       Variable Series Managed Asset Allocation Fund
          Monument Advisor .................................   10,686.845   11.733060        125,389        125,389
                                                                                                      -------------
       Variable Series Mid Cap Growth Fund
          Monument Advisor .................................   35,488.980   11.771571        417,761        417,761
                                                                                                      -------------
       Variable Series Small Cap Growth Fund
          Monument Advisor .................................    2,687.018   11.962949         32,145         32,145
                                                                                                      -------------
       Variable Series Small Cap Value Fund
          Monument Advisor .................................   54,464.448   12.447267        677,934        677,934
                                                                                                      -------------
       Variable Series U.S. Intermediate Bond Fund
          Monument Advisor .................................    6,354.648   11.030540         70,095         70,095
                                                                                                      -------------
     Hatteras Funds:
       Alpha Hedged Strategies Portfolio
          Monument Advisor .................................   22,421.700   10.077315        225,951        225,951
                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

=======================================================================================================================
                                                                                UNIT                      SUB-ACCOUNT
                                                                   UNITS       VALUE          VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves: (continued)
     Invesco Variable Insurance Funds:
       Balanced-Risk Allocation Fund
          Monument Advisor .................................    313,636.920  $10.386020  $    3,257,439  $    3,257,439
                                                                                                         --------------
       Core Equity Fund
          Monument .........................................         72.737   12.143777             883
          Monument Advisor .................................     64,599.536   13.247214         855,764         856,647
                                                                                                         --------------
       Diversified Dividend Fund
          Monument Advisor .................................    118,712.429   10.952076       1,300,148       1,300,148
                                                                                                         --------------
       Global Health Care Fund
          Monument .........................................        202.873   14.137869           2,868
          Monument Advisor .................................     13,101.883   16.003873         209,681         212,549
                                                                                                         --------------
       Global Real Estate Fund
          Monument .........................................      2,855.007   27.883923          79,609
          Monument Advisor .................................    236,589.390   16.174866       3,826,802       3,906,411
                                                                                                         --------------
       Government Securities Fund
          Monument Advisor .................................     83,064.999   13.255076       1,101,033       1,101,033
                                                                                                         --------------
       High Yield Fund
          Monument .........................................      1,110.064   17.057007          18,934
          Monument Advisor .................................    265,771.873   17.870653       4,749,517       4,768,451
                                                                                                         --------------
       International Growth Fund
          Monument Advisor .................................    578,360.316    9.479914       5,482,806       5,482,806
                                                                                                         --------------
       Mid Cap Core Equity Fund
          Monument Advisor .................................     62,210.678   14.512420         902,827         902,827
                                                                                                         --------------
       Money Market Fund
          Monument .........................................      2,683.116    9.914869          26,603
          Monument Advisor .................................  8,031,346.304   10.001847      80,328,297      80,354,900
                                                                                                         --------------
       Technology Fund
          Monument Advisor .................................     13,996.778   15.452352         216,283         216,283
                                                                                                         --------------
       Van Kampen Comstock Fund
          Monument Advisor .................................     24,773.357   12.302588         304,776         304,776
                                                                                                         --------------
       Van Kampen Equity and Income Fund
          Monument Advisor .................................     37,557.936   11.585705         435,135         435,135
                                                                                                         --------------
       Van Kampen Growth and Income Fund
          Monument Advisor .................................     52,969.631   11.878686         629,210         629,210
                                                                                                         --------------
       Van Kampen Value Opportunities Fund
          Monument Advisor .................................     10,742.526   10.917164         117,278         117,278
                                                                                                         --------------
     Ivy Funds Variable Insurance Portfolios, Inc.:
       Asset Strategy Portfolio
          Monument Advisor .................................    552,377.001   11.968088       6,610,897       6,610,897
                                                                                                         --------------
       Balanced Portfolio
          Monument Advisor .................................     55,357.257   13.569006         751,143         751,143
                                                                                                         --------------
       Bond Portfolio
          Monument Advisor .................................     41,714.116   11.927819         497,558         497,558
                                                                                                         --------------
       Dividend Opportunities Portfolio
          Monument Advisor .................................     16,475.263   12.688619         209,048         209,048
                                                                                                         --------------
       Energy Portfolio
          Monument Advisor .................................     92,104.786   11.684611       1,076,209       1,076,209
                                                                                                         --------------
       Global Bond Portfolio
          Monument Advisor .................................     64,455.849   10.645455         686,162         686,162
                                                                                                         --------------
       Global Natural Resources Portfolio
          Monument Advisor .................................     95,191.701    8.864456         843,823         843,823
                                                                                                         --------------
       Growth Portfolio
          Monument Advisor .................................     10,117.788   13.314828         134,717         134,717
                                                                                                         --------------
       High Income Portfolio
          Monument Advisor .................................    448,688.308   14.727372       6,608,000       6,608,000
                                                                                                         --------------
       Mid Cap Growth Portfolio
          Monument Advisor .................................    102,315.519   15.572865       1,593,346       1,593,346
                                                                                                         --------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

===================================================================================================================
                                                                              UNIT                     SUB-ACCOUNT
                                                                  UNITS      VALUE          VALUE         VALUE
-------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves: (continued)
     Ivy Funds Variable Insurance Portfolios,
       Inc.: (continued)
       Science and Technology Portfolio
          Monument Advisor ................................    40,607.539  $14.522765  $     589,734  $     589,734
                                                                                                      -------------
       Value Portfolio
          Monument Advisor ................................    41,307.355   13.221483        546,144        546,144
                                                                                                      -------------
     Janus Aspen Series - Institutional:
       Balanced Portfolio
          Monument Advisor ................................   519,746.431   13.909959      7,229,652      7,229,652
                                                                                                      -------------
       Enterprise Portfolio
          Monument ........................................     5,257.284   19.689401        103,513
          Monument Advisor ................................   240,851.498   15.261118      3,675,663      3,779,176
                                                                                                      -------------
       Forty Portfolio
          Monument Advisor ................................   149,771.179   12.932473      1,936,912      1,936,912
                                                                                                      -------------
       Janus Portfolio
          Monument ........................................     2,789.092   12.761390         35,593
          Monument Advisor ................................    51,514.623   12.760803        657,368        692,961
                                                                                                      -------------
       Overseas Portfolio
          Monument Advisor ................................   453,663.359   12.435263      5,641,423      5,641,423
                                                                                                      -------------
       Perkins Mid Cap Value Portfolio
          Monument Advisor ................................   500,824.438   12.082781      6,051,352      6,051,352
                                                                                                      -------------
       Worldwide Portfolio
          Monument ........................................     5,398.685   11.438989         61,755
          Monument Advisor ................................    27,875.811   11.210181        312,493        374,248
                                                                                                      -------------
     Janus Aspen Series - Service:
       Flexible Bond Portfolio
          Monument Advisor ................................    64,929.433   10.451768        678,627        678,627
                                                                                                      -------------
     Lazard Retirement Series, Inc.:
       Emerging Markets Equity Portfolio
          Monument ........................................        64.140   29.757809          1,909
          Monument Advisor ................................   547,028.292   25.783504     14,104,306     14,106,215
                                                                                                      -------------
       International Equity Portfolio
          Monument Advisor ................................   183,343.503   14.250680      2,612,770      2,612,770
                                                                                                      -------------
       Multi-Asset Targeted Volatility Portfolio
          Monument Advisor ................................       839.469   10.407856          8,737          8,737
                                                                                                      -------------
       US Small-Mid Cap Equity Portfolio
          Monument Advisor ................................    27,293.401   14.529664        396,564        396,564
                                                                                                      -------------
       US Strategic Equity Portfolio
          Monument Advisor ................................     9,475.363   13.401331        126,982        126,982
                                                                                                      -------------
     Legg Mason Partners Variable Equity Trust:
       ClearBridge Aggressive Growth Portfolio
          Monument Advisor ................................    89,264.681   11.768272      1,050,491      1,050,491
                                                                                                      -------------
       ClearBridge Equity Income Builder Portfolio
          Monument Advisor ................................   143,971.193   11.167271      1,607,765      1,607,765
                                                                                                      -------------
       ClearBridge Fundamental All Cap Value Portfolio
          Monument Advisor ................................    45,514.900    9.893391        450,297        450,297
                                                                                                      -------------
       ClearBridge Large Cap Growth Portfolio
          Monument Advisor ................................    30,301.806   11.744210        355,871        355,871
                                                                                                      -------------
       ClearBridge Small Cap Growth Portfolio
          Monument Advisor ................................    24,555.716   10.110200        248,263        248,263
                                                                                                      -------------
       Dynamic Multi-Strategy Portfolio
          Monument Advisor ................................       220.141   10.259344          2,259          2,259
                                                                                                      -------------
     Legg Mason Partners Variable Income Trust:
       Western Asset Global High Yield Bond Portfolio
          Monument Advisor ................................   995,812.152   17.491025     17,417,775     17,417,775
                                                                                                      -------------
       Western Asset Strategic Bond Portfolio
          Monument Advisor ................................   133,887.673   14.275655      1,911,334      1,911,334
                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

======================================================================================================================
                                                                                UNIT                      SUB-ACCOUNT
                                                                  UNITS        VALUE         VALUE           VALUE
----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves: (continued)
     Lord Abbett Series Fund, Inc.:
       Bond Debenture Portfolio
          Monument Advisor .................................    678,181.555  $14.568762  $   9,880,266  $    9,880,266
                                                                                                        --------------
       Capital Structure Portfolio
          Monument Advisor .................................     21,524.795   14.910079        320,936         320,936
                                                                                                        --------------
       Classic Stock Portfolio
          Monument Advisor .................................     30,556.439   10.479080        320,203         320,203
                                                                                                        --------------
       Growth and Income Portfolio
          Monument .........................................      1,690.884   19.301674         32,637
          Monument Advisor .................................    122,781.334   12.210083      1,499,170       1,531,807
                                                                                                        --------------
       International Opportunities Portfolio
          Monument Advisor .................................     88,612.281    8.284100        734,073         734,073
                                                                                                        --------------
     Merger Fund VL:
          Monument Advisor .................................    513,411.431   10.699266      5,493,125       5,493,125
                                                                                                        --------------
     Nationwide Variable Insurance Trust:
       Bond Index Fund
          Monument Advisor .................................    142,585.538   13.807673      1,968,774       1,968,774
                                                                                                        --------------
       International Index Fund
          Monument Advisor .................................    310,020.783    8.446108      2,618,469       2,618,469
                                                                                                        --------------
       Mid Cap Index Fund
          Monument Advisor .................................    144,156.055   12.507634      1,803,051       1,803,051
                                                                                                        --------------
       S&P 500 Index Fund
          Monument Advisor .................................    363,330.812   10.766384      3,911,759       3,911,759
                                                                                                        --------------
       Small Cap Index Fund
          Monument Advisor .................................    162,013.183   11.204027      1,815,200       1,815,200
                                                                                                        --------------
     Neuberger Berman Advisers Management Trust:
       Large Cap Value Portfolio
          Monument .........................................        710.209   12.749954          9,055
          Monument Advisor .................................     82,789.364   13.133260      1,087,294       1,096,349
                                                                                                        --------------
       Mid-Cap Growth Portfolio
          Monument Advisor .................................    222,225.902   18.567175      4,126,107       4,126,107
                                                                                                        --------------
       Mid Cap Intrinsic Value Portfolio
          Monument Advisor .................................     24,431.247   14.520235        354,747         354,747
                                                                                                        --------------
       Short Duration Bond Portfolio
          Monument Advisor .................................     78,255.758   11.973005        936,957         936,957
                                                                                                        --------------
       Small-Cap Growth Portfolio
          Monument Advisor .................................     67,073.349   11.369741        762,607         762,607
                                                                                                        --------------
       Socially Responsive Portfolio
          Monument Advisor .................................     93,565.175   14.453720      1,352,365       1,352,365
                                                                                                        --------------
     Northern Lights Variable Trust:
       Adaptive Allocation Portfolio
          Monument Advisor .................................     31,025.966    9.712584        301,342         301,342
                                                                                                        --------------
       BCM Decathlon Aggressive Portfolio Class 2
          Monument Advisor .................................    320,817.367   10.460000      3,355,750       3,355,750
                                                                                                        --------------
       BCM Decathlon Conservative Portfolio Class 2
          Monument Advisor .................................    464,100.475   10.160000      4,715,261       4,715,261
                                                                                                        --------------
       BCM Decathlon Moderate Portfolio Class 2
          Monument Advisor .................................    597,136.386   10.330000      6,168,419       6,168,419
                                                                                                        --------------
       Changing Parameters Portfolio
          Monument Advisor .................................  1,504,605.960    9.729755     14,639,447      14,639,447
                                                                                                        --------------
       Innealta Country Rotation Portfolio Class 2
          Monument Advisor .................................      6,305.843   10.060000         63,437          63,437
                                                                                                        --------------
       Innealta Sector Rotation Portfolio Class 2
          Monument Advisor .................................      6,253.685   10.060000         62,912          62,912
                                                                                                        --------------
       JNF Balanced Portfolio
          Monument .........................................      4,192.456   11.255141         47,187
          Monument Advisor .................................     33,315.423   12.117272        403,692         450,879
                                                                                                        --------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

======================================================================================================================
                                                                                UNIT                     SUB-ACCOUNT
                                                                  UNITS        VALUE          VALUE          VALUE
----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves: (continued)
     Northern Lights Variable Trust: (continued)
       JNF Equity Portfolio
          Monument .........................................     15,109.630  $ 9.679373  $     146,252
          Monument Advisor .................................     73,424.008   10.421078        765,157  $      911,409
                                                                                                        --------------
       Mariner Hyman Beck Portfolio Class 2
          Monument Advisor  ................................        375.466   10.072689          3,782           3,782
                                                                                                        --------------
       Power Income Portfolio Class 2
          Monument Advisor .................................    341,836.726   10.270000      3,510,663       3,510,663
                                                                                                        --------------
       TOPS Balanced ETF - Class 1
          Monument Advisor .................................    169,350.130   10.668270      1,806,673       1,806,673
                                                                                                        --------------
       TOPS Capital Preservation ETF - Class 1
          Monument Advisor .................................      4,449.908   10.859827         48,325          48,325
                                                                                                        --------------
       TOPS Capital Preservation ETF - Class 2
          Monument Advisor .................................     55,340.028   10.829843        599,324         599,324
                                                                                                        --------------
       TOPS Growth ETF - Class 1
          Monument Advisor .................................     33,529.343   11.079349        371,483         371,483
                                                                                                        --------------
       TOPS Growth ETF - Class 2
          Monument Advisor .................................      5,531.869   10.980499         60,743          60,743
                                                                                                        --------------
       TOPS Moderate Growth ETF - Class 1
          Monument Advisor .................................     89,643.581   10.447585        936,559         936,559
                                                                                                        --------------
       TOPS Protected Balanced ETF - Class 1
          Monument Advisor .................................    484,600.706   10.968899      5,315,536       5,315,536
                                                                                                        --------------
       TOPS Protected Balanced ETF - Class 2
          Monument Advisor .................................     10,336.294   10.927481        112,950         112,950
                                                                                                        --------------
       TOPS Protected Growth ETF - Class 1
          Monument Advisor .................................  2,378,976.102   10.135396     24,111,865      24,111,865
                                                                                                        --------------
       TOPS Protected Moderate Growth ETF - Class 1
          Monument Advisor .................................    554,308.387   10.943613      6,066,136       6,066,136
                                                                                                        --------------
       TOPS Protected Moderate Growth ETF - Class 2
          Monument Advisor .................................     71,909.447   10.921473        785,357         785,357
                                                                                                        --------------
     Oppenheimer Variable Account Funds:
       Balanced Fund
          Monument Advisor .................................      9,466.051   11.301533        106,981         106,981
                                                                                                        --------------
       Core Bond Fund
          Monument Advisor .................................    234,860.436   11.131661      2,614,387       2,614,387
                                                                                                        --------------
       Global Securities Fund
          Monument Advisor .................................     71,285.189   12.166580        867,297         867,297
                                                                                                        --------------
       Global Strategic Income Fund
          Monument Advisor .................................    973,317.153   11.356317     11,053,298      11,053,298
                                                                                                        --------------
       International Growth Fund
          Monument Advisor .................................     65,193.083   12.306504        802,299         802,299
                                                                                                        --------------
       Main Street(R) Fund
          Monument Advisor .................................     51,338.235   12.201710        626,414         626,414
                                                                                                        --------------
       Value Fund
          Monument Advisor .................................        128.171   11.632814          1,491           1,491
                                                                                                        --------------
     PIMCO Variable Insurance Trust:
       All Asset Portfolio
          Monument Advisor .................................  1,618,717.167   15.395330     24,920,685      24,920,685
                                                                                                        --------------
       CommodityRealReturn Strategy Portfolio
          Monument Advisor .................................    844,235.556   11.425073      9,645,453       9,645,453
                                                                                                        --------------
       Emerging Markets Bond Portfolio
          Monument Advisor .................................  1,406,979.001   17.961232     25,271,076      25,271,076
                                                                                                        --------------
       Foreign Bond Unhedged Portfolio
          Monument Advisor .................................    273,796.513   14.235851      3,897,726       3,897,726
                                                                                                        --------------
       Foreign Bond US Dollar-Hedged Portfolio
          Monument Advisor .................................    757,742.790   15.506863     11,750,214      11,750,214
                                                                                                        --------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

======================================================================================================================
                                                                                UNIT                      SUB-ACCOUNT
                                                                  UNITS        VALUE         VALUE           VALUE
----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves: (continued)
     PIMCO Variable Insurance Trust: (continued)
       Global Advantage Strategy Bond Portfolio
          Monument Advisor ................................      19,023.578  $10.588465  $     201,430  $      201,430
                                                                                                        --------------
       Global Bond Unhedged Portfolio
          Monument Advisor ................................     259,019.128   16.743157      4,336,798       4,336,798
                                                                                                        --------------
       Global Diversified Allocation Portfolio
          Monument Advisor ................................         471.273   10.350448          4,878           4,878
                                                                                                        --------------
       Global Multi-Asset Portfolio
          Monument Advisor ................................     233,353.750   10.923020      2,548,928       2,548,928
                                                                                                        --------------
       High Yield Portfolio
          Monument Advisor ................................   4,501,345.459   15.957632     71,830,814      71,830,814
                                                                                                        --------------
       Long-Term US Government Portfolio
          Monument Advisor ................................     103,313.007   18.232077      1,883,611       1,883,611
                                                                                                        --------------
       Low Duration Portfolio
          Monument Advisor ................................   1,775,709.469   13.724636     24,370,966      24,370,966
                                                                                                        --------------
       Real Return Portfolio
          Monument ........................................         116.381   16.751501          1,950
          Monument Advisor ................................   1,841,561.062   16.220910     29,871,796      29,873,746
                                                                                                        --------------
       Short-Term Portfolio
          Monument Advisor ................................     717,645.505   12.569225      9,020,248       9,020,248
                                                                                                        --------------
       Total Return Portfolio
          Monument ........................................         170.151   16.019192          2,726
          Monument Advisor ................................   5,409,107.578   16.778244     90,755,327      90,758,053
                                                                                                        --------------
       Unconstrained Bond Portfolio
          Monument Advisor ................................     490,154.360   10.679154      5,234,434       5,234,434
                                                                                                        --------------
     Pioneer Variable Contracts Trust:
       Bond Portfolio
          Monument Advisor ................................     311,722.640   14.693634      4,580,338       4,580,338
                                                                                                        --------------
       Emerging Markets Portfolio
          Monument Advisor ................................     303,121.090   11.383667      3,450,630       3,450,630
                                                                                                        --------------
       Equity Income Portfolio
          Monument ........................................       1,143.029   13.458517         15,383
          Monument Advisor ................................     209,545.380   14.274296      2,991,113       3,006,496
                                                                                                        --------------
       Fund Portfolio
          Monument Advisor ................................      46,358.263   13.288479        616,031         616,031
                                                                                                        --------------
       Fundamental Value Portfolio
          Monument Advisor ................................     212,229.114   10.012678      2,124,982       2,124,982
                                                                                                        --------------
       High Yield Portfolio
          Monument Advisor ................................     187,343.877   16.560390      3,102,488       3,102,488
                                                                                                        --------------
       Mid Cap Value Portfolio
          Monument Advisor ................................      64,947.486   13.256201        860,957         860,957
                                                                                                        --------------
       Strategic Income Portfolio
          Monument Advisor ................................     742,043.083   15.419579     11,441,992      11,441,992
                                                                                                        --------------
     ProFunds VP:
       Access VP High Yield Fund
          Monument Advisor ................................   1,073,820.022   12.894252     13,846,106      13,846,106
                                                                                                        --------------
       Asia 30 Fund
          Monument Advisor ................................      81,686.302    9.524253        778,001         778,001
                                                                                                        --------------
       Banks Fund
          Monument Advisor ................................      11,468.326   10.837696        124,290         124,290
                                                                                                        --------------
       Basic Materials Fund
          Monument Advisor ................................      22,507.241   11.056861        248,859         248,859
                                                                                                        --------------
       Bear Fund
          Monument Advisor ................................      52,661.530    6.789467        357,544         357,544
                                                                                                        --------------
       Biotechnology Fund
          Monument Advisor ................................      31,069.807   15.052679        467,684         467,684
                                                                                                        --------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

=======================================================================================================================
                                                                                UNIT                       SUB-ACCOUNT
                                                                  UNITS         VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves: (continued)
     ProFunds VP: (continued)
       Bull Fund
          Monument Advisor ................................     410,210.200  $12.068095  $    4,950,456  $    4,950,456
                                                                                                         --------------
       Consumer Goods Fund
          Monument Advisor ................................      74,206.391   13.106690         972,600         972,600
                                                                                                         --------------
       Consumer Services Fund
          Monument Advisor ................................      93,332.543   13.378745       1,248,672       1,248,672
                                                                                                         --------------
       Emerging Markets Fund
          Monument Advisor ................................     200,344.059    9.485498       1,900,363       1,900,363
                                                                                                         --------------
       Europe 30 Fund
          Monument Advisor ................................      86,770.535   11.328120         982,947         982,947
                                                                                                         --------------
       Falling U.S. Dollar Fund
          Monument Advisor ................................         383.401    9.590659           3,677           3,677
                                                                                                         --------------
       Financials Fund
          Monument Advisor ................................      25,161.165   10.613964         267,060         267,060
                                                                                                         --------------
       Health Care Fund
          Monument Advisor ................................      72,979.059   13.234362         965,831         965,831
                                                                                                         --------------
       Industrials Fund
          Monument Advisor ................................     143,390.683   12.266082       1,758,842       1,758,842
                                                                                                         --------------
       International Fund
          Monument Advisor ................................     143,788.486   10.969537       1,577,293       1,577,293
                                                                                                         --------------
       Internet Fund
          Monument Advisor ................................      23,338.686   11.593698         270,582         270,582
                                                                                                         --------------
       Japan Fund
          Monument Advisor ................................      80,200.320    9.113651         730,918         730,918
                                                                                                         --------------
       Large-Cap Growth Fund
          Monument Advisor ................................      27,386.593   12.592610         344,869         344,869
                                                                                                         --------------
       Large-Cap Value Fund
          Monument Advisor ................................     138,227.934   11.862995       1,639,797       1,639,797
                                                                                                         --------------
       Mid-Cap Fund
          Monument Advisor ................................     187,169.670   12.132795       2,270,891       2,270,891
                                                                                                         --------------
       Mid-Cap Growth Fund
          Monument Advisor ................................      89,154.467   12.738442       1,135,689       1,135,689
                                                                                                         --------------
       Mid-Cap Value Fund
          Monument Advisor ................................     108,523.597   11.918584       1,293,448       1,293,448
                                                                                                         --------------
       Money Market Fund
          Monument Advisor ................................   3,363,044.296   10.004338      33,645,032      33,645,032
                                                                                                         --------------
       NASDAQ-100 Fund
          Monument Advisor ................................     153,693.267   13.008600       1,999,334       1,999,334
                                                                                                         --------------
       Oil & Gas Fund
          Monument Advisor ................................      53,658.193   11.865975         636,707         636,707
                                                                                                         --------------
       Pharmaceuticals Fund
          Monument Advisor ................................      14,008.688   13.333756         186,788         186,788
                                                                                                         --------------
       Precious Metals Fund
          Monument Advisor ................................      73,830.272    8.551554         631,364         631,364
                                                                                                         --------------
       Real Estate Fund
          Monument Advisor ................................      54,151.929   13.214241         715,577         715,577
                                                                                                         --------------
       Rising Rates Opportunity Fund
          Monument Advisor ................................     110,751.365    5.170356         572,624         572,624
                                                                                                         --------------
       Semiconductor Fund
          Monument Advisor ................................         518.138    9.735785           5,044           5,044
                                                                                                         --------------
       Short International Fund
          Monument Advisor ................................      24,373.031    7.946584         193,682         193,682
                                                                                                         --------------
       Short Mid-Cap Fund
          Monument Advisor ................................         186.663    6.911127           1,290           1,290
                                                                                                         --------------
       Short NASDAQ-100 Fund
          Monument Advisor ................................     123,845.466    6.262532         775,586         775,586
                                                                                                         --------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

=======================================================================================================================
                                                                                UNIT                       SUB-ACCOUNT
                                                                  UNITS         VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves: (continued)
     ProFunds VP: (continued)
       Short Small-Cap Fund
          Monument Advisor ................................      47,009.168  $ 6.215144  $      292,169  $      292,169
                                                                                                         --------------
       Small Cap Fund
          Monument Advisor ................................      37,023.944   11.696752         433,060         433,060
                                                                                                         --------------
       Small-Cap Growth Fund
          Monument Advisor ................................      80,472.255   12.777363       1,028,223       1,028,223
                                                                                                         --------------
       Small-Cap Value Fund
          Monument Advisor ................................     151,756.816   11.673694       1,771,563       1,771,563
                                                                                                         --------------
       Technology Fund
          Monument Advisor ................................       1,811.804   11.656052          21,118          21,118
                                                                                                         --------------
       Telecommunications Fund
          Monument Advisor ................................      24,745.028   12.514956         309,683         309,683
                                                                                                         --------------
       U.S. Government Plus Fund
          Monument Advisor ................................      32,035.819   15.375995         492,583         492,583
                                                                                                         --------------
       UltraBull Fund
          Monument Advisor ................................      16,044.215   13.386453         214,775         214,775
                                                                                                         --------------
       UltraMid-Cap Fund
          Monument Advisor ................................      14,574.752   13.487766         196,581         196,581
                                                                                                         --------------
       UltraNASDAQ-100 Fund
          Monument Advisor ................................      24,125.590   15.644359         377,429         377,429
                                                                                                         --------------
       UltraShort NASDAQ-100 Fund
          Monument Advisor ................................      37,768.870    4.609571         174,098         174,098
                                                                                                         --------------
       UltraSmall-Cap Fund
          Monument Advisor ................................      10,501.586   11.998381         126,002         126,002
                                                                                                         --------------
       Utilities Fund
          Monument Advisor ................................      66,576.319   12.461763         829,658         829,658
                                                                                                         --------------
     Putnam Variable Trust:
       Absolute Return 500 Fund
          Monument Advisor ................................      23,034.548   10.030000         231,037         231,037
                                                                                                         --------------
       American Government Income Fund
          Monument Advisor ................................      35,835.245   10.724788         384,325         384,325
                                                                                                         --------------
       Diversified Income Fund
          Monument Advisor ................................      53,611.498   10.840725         581,188         581,188
                                                                                                         --------------
       Equity Income Fund
          Monument Advisor ................................      59,123.062   12.787639         756,044         756,044
                                                                                                         --------------
       Global Asset Allocation Fund
          Monument Advisor ................................      11,992.999   11.710415         140,443         140,443
                                                                                                         --------------
       High Yield Fund
          Monument Advisor ................................     337,200.994   11.958762       4,032,506       4,032,506
                                                                                                         --------------
       Income Fund
          Monument Advisor ................................     132,438.417   11.666782       1,545,130       1,545,130
                                                                                                         --------------
       Investors Fund
          Monument Advisor ................................       6,903.111   12.334569          85,147          85,147
                                                                                                         --------------
       Multi-Cap Value Fund
          Monument Advisor ................................      12,349.986   11.819645         145,972         145,972
                                                                                                         --------------
       Voyager Fund
          Monument Advisor ................................      42,394.812    9.925793         420,802         420,802
                                                                                                         --------------
     Royce Capital Fund:
       Micro-Cap Portfolio
          Monument ........................................         908.275   23.155405          21,031
          Monument Advisor ................................     156,058.793   17.024128       2,656,765       2,677,796
                                                                                                         --------------
       Small-Cap Portfolio
          Monument ........................................         867.843   24.557377          21,312
          Monument Advisor ................................     381,570.953   16.455405       6,278,905       6,300,217
                                                                                                         --------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

=======================================================================================================================
                                                                                UNIT                       SUB-ACCOUNT
                                                                  UNITS         VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves: (continued)
     Russell Investment Funds:
       Aggressive Equity Fund
          Monument Advisor ................................       3,208.398 $ 10.052909  $       32,254  $       32,254
                                                                                                         --------------
       Balanced Strategy Fund
          Monument Advisor ................................     141,294.151   10.327158       1,459,167       1,459,167
                                                                                                         --------------
       Conservative Strategy Fund
          Monument Advisor ................................      97,277.609   10.672460       1,038,191       1,038,191
                                                                                                         --------------
       Core Bond Fund
          Monument Advisor ................................      18,488.437   11.078191         204,818         204,818
                                                                                                         --------------
       Equity Growth Strategy Fund
          Monument Advisor ................................      11,433.298    9.933841         113,577         113,577
                                                                                                         --------------
       Global Real Estate Securities Fund
          Monument Advisor ................................     192,914.031   10.986440       2,119,438       2,119,438
                                                                                                         --------------
       Moderate Strategy Fund
          Monument Advisor ................................      13,594.951   10.560885         143,575         143,575
                                                                                                         --------------
       Multi-Style Equity Fund
          Monument Advisor ................................       4,394.814   10.491893          46,110          46,110
                                                                                                         --------------
       Non U.S. Fund
          Monument Advisor ................................      13,986.851    9.500977         132,889         132,889
                                                                                                         --------------
     T. Rowe Price Equity Series, Inc.:
       Blue Chip Growth Portfolio II
          Monument Advisor ................................     717,860.132   13.441411       9,649,053       9,649,053
                                                                                                         --------------
       Equity Income Portfolio II
          Monument Advisor ................................     636,324.145   12.100947       7,700,125       7,700,125
                                                                                                         --------------
       Health Sciences Portfolio II
          Monument Advisor ................................     299,016.480   19.613391       5,864,727       5,864,727
                                                                                                         --------------
     T. Rowe Price Fixed Income Series, Inc.:
       Limited-Term Bond Portfolio II
          Monument Advisor ................................     151,159.889   11.991585       1,812,647       1,812,647
                                                                                                         --------------
     Third Avenue Variable Series Trust:
       Value Portfolio
          Monument ........................................         252.440   17.344133           4,378
          Monument Advisor ................................     358,749.016   12.497440       4,483,444       4,487,822
                                                                                                         --------------
     Timothy Plan Variable Series:
       Conservative Growth Portfolio
          Monument Advisor ................................      52,492.280   11.307276         593,545         593,545
                                                                                                         --------------
       Strategic Growth Portfolio
          Monument Advisor ................................      23,207.078   11.271575         261,580         261,580
                                                                                                         --------------
     Van Eck VIP Trust:
       Emerging Markets Fund
          Monument ........................................       1,616.820   21.885247          35,385
          Monument Advisor ................................     310,356.347   22.917586       7,112,618       7,148,003
                                                                                                         --------------
       Global Bond Fund
          Monument Advisor ................................      67,522.940   15.170204       1,024,337       1,024,337
                                                                                                         --------------
       Global Hard Assets Fund
          Monument Advisor ................................     205,359.062   25.204121       5,175,895       5,175,895
                                                                                                         --------------
       Multi-Manager Alternatives Fund
          Monument Advisor ................................     118,061.270   11.701546       1,381,499       1,381,499
                                                                                                         --------------
     Vanguard Variable Insurance Fund:
       Balanced Portfolio
          Monument Advisor ................................     427,387.669   12.500137       5,342,404       5,342,404
                                                                                                         --------------
       Capital Growth Portfolio
          Monument Advisor ................................     134,823.958   12.238597       1,650,056       1,650,056
                                                                                                         --------------
       Diversified Value Portfolio
          Monument Advisor ................................     219,596.756   11.575177       2,541,871       2,541,871
                                                                                                         --------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2012

=======================================================================================================================
                                                                                UNIT                       SUB-ACCOUNT
                                                                  UNITS         VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
  Contract owners' deferred annuity reserves: (continued)
    Vanguard Variable Insurance Fund: (continued)
      Equity Income Portfolio
        Monument Advisor ..................................     342,464.506  $14.630542  $    5,010,441  $    5,010,441
                                                                                                         --------------
      Equity Index Portfolio
        Monument Advisor ..................................     574,335.033   11.398910       6,546,793       6,546,793
                                                                                                         --------------
      Growth Portfolio
        Monument Advisor ..................................     188,849.051   13.402414       2,531,033       2,531,033
                                                                                                         --------------
      High Yield Bond Portfolio
        Monument Advisor ..................................     630,131.594   14.098353       8,883,818       8,883,818
                                                                                                         --------------
      International Portfolio
        Monument Advisor ..................................     688,566.122    9.779409       6,733,770       6,733,770
                                                                                                         --------------
      Mid-Cap Index Portfolio
        Monument Advisor ..................................     209,035.918   15.063629       3,148,840       3,148,840
                                                                                                         --------------
      REIT Index Portfolio
        Monument Advisor ..................................     462,665.332   17.562483       8,125,552       8,125,552
                                                                                                         --------------
      Short-Term Investment Grade Portfolio
        Monument Advisor ..................................   1,508,640.169   12.186020      18,384,319      18,384,319
                                                                                                         --------------
      Small Company Growth Portfolio
        Monument Advisor ..................................     181,893.291   14.691192       2,672,229       2,672,229
                                                                                                         --------------
      Total Bond Market Index Portfolio
        Monument Advisor ..................................   1,345,558.529   13.050377      17,560,046      17,560,046
                                                                                                         --------------
      Total Stock Market Index Portfolio
        Monument Advisor ..................................     813,466.537   11.627770       9,458,802       9,458,802
                                                                                                         --------------
    Variable Insurance Trust:
      Vice Fund
        Monument Advisor ..................................       2,116.503   10.180000          21,546          21,546
                                                                                                         --------------
    Virtus Variable Insurance Trust:
      International Series
        Monument Advisor ..................................     120,168.840   11.836483       1,422,376       1,422,376
                                                                                                         --------------
      Multi-Sector Fixed Income Series
        Monument Advisor ..................................     800,379.915   11.548503       9,243,190       9,243,190
                                                                                                         --------------
      Premium AlphaSector Series
        Monument Advisor ..................................     340,105.755   11.474438       3,902,522       3,902,522
                                                                                                         --------------
      Real Estate Securities Series
        Monument Advisor ..................................     123,698.090   12.477396       1,543,430       1,543,430
                                                                                                         --------------
    Wells Fargo Advantage VT Funds:
      Discovery Fund
        Monument ..........................................       7,470.300   18.200939         135,966
        Monument Advisor ..................................      99,024.512   21.689584       2,147,800       2,283,766
                                                                                                         --------------
      Opportunity Fund
        Monument ..........................................         150.827   20.155374           3,040
        Monument Advisor ..................................      22,538.222   16.372868         369,015         372,055
                                                                                                         --------------
      Small Cap Value Fund
        Monument Advisor ..................................      39,984.534   10.390705         415,467         415,467
                                                                                                         --------------
    Wilshire Variable Insurance Trust:
      Equity Fund
        Monument Advisor ..................................      14,206.640   10.145124         144,128         144,128
                                                                                                         --------------
      Income Fund
        Monument Advisor ..................................         694.383   10.445419           7,253           7,253
                                                                                                         --------------
      International Equity Fund
        Monument Advisor ..................................      11,234.173   10.774236         121,040         121,040
                                                                                                         --------------
      Small Cap Growth Fund
        Monument Advisor ..................................      13,806.099    9.498738         131,141         131,141
-----------------------------------------------------------------------------------------------------------------------
          Net assets attributable to contract owners'
            deferred annuity reserves .....................                              $1,307,835,067  $1,307,835,067
=======================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                                                                        ALLIANCE-
                                                                                                                       BERNSTEIN
                                                                                                                        VARIABLE
                                                                                                                        PRODUCTS
                                                                                 THE ALGER PORTFOLIOS                 SERIES FUND
                                                            -------------------------------------------------------  --------------
                                                                                                                        DYNAMIC
                                                               CAPITAL       LARGE CAP      MID CAP      SMALL CAP       ASSET
                                                             APPRECIATION      GROWTH        GROWTH       GROWTH     ALLOCATION(a)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ...............................................  $      57,200  $     15,035  $         --  $         --  $           --
Expenses:
  Mortality and expense risk fees ........................          1,162           371           804           156              --
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ....................         56,038        14,664          (804)         (156)             --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
    portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ..................................        230,224        58,455       (18,001)        3,883              --
  Net realized short-term capital gain distributions
    from investments in portfolio shares .................             --            --            --           801              --
  Net realized long-term capital gain distributions
    from investments in portfolio shares .................          1,896            --            --        60,296              --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
        portfolio shares .................................        232,120        58,455       (18,001)       64,980              --
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares .....................        413,465        25,153        88,332       (34,699)             18
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .......................................  $     701,623  $     98,272  $     69,527  $     30,125  $           18
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                                                                        ALLIANCE-
                                                                                                                       BERNSTEIN
                                                                                                                        VARIABLE
                                                                                                                        PRODUCTS
                                                                                 THE ALGER PORTFOLIOS                 SERIES FUND
                                                            -------------------------------------------------------  --------------
                                                                                                                        DYNAMIC
                                                               CAPITAL       LARGE CAP      MID CAP      SMALL CAP       ASSET
                                                             APPRECIATION      GROWTH        GROWTH       GROWTH     ALLOCATION(a)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ........................  $      56,038  $     14,664  $       (804) $       (156) $           --
  Net realized gain (loss) on investments
    in portfolio shares ..................................        232,120        58,455       (18,001)       64,980              --
  Net change in unrealized appreciation
    (depreciation) of investments
    in portfolio shares ..................................        413,465        25,153        88,332       (34,699)             18
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations ...................................         701,623        98,272        69,527        30,125              18
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments
    (including breakage) .................................        730,734        23,318        53,472             1              --
  Contract redemptions ...................................       (424,555)      (35,150)      (82,857)      (20,057)             (1)
  Net transfers ..........................................        526,112       475,171       (72,316)       19,025           3,772
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions .................        832,291       463,339      (101,701)       (1,031)          3,771
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..............      1,533,914       561,611       (32,174)       29,094           3,789
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................      4,054,784     1,004,642       547,990       252,916              --
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ........................  $   5,588,698  $  1,566,253  $    515,816  $    282,010  $        3,789
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CONTINUED)                    AMERICAN CENTURY VARIABLE PORTFOLIOS
-------------------------------------------------------------------------------------  --------------------------------------------
   GLOBAL         GROWTH
  THEMATIC         AND       INTERNATIONAL  INTERNATIONAL    SMALL CAP     SMALL-MID                     INCOME &     INFLATION
   GROWTH         INCOME        GROWTH          VALUE         GROWTH       CAP VALUE       BALANCED       GROWTH      PROTECTION
-----------------------------------------------------------------------------------------------------------------------------------

$         --  $      20,117  $       9,216  $       6,282  $          --  $     9,250  $      29,864  $     58,462  $       165,530

          --             70             --             --             --           --             --            61              158
-----------------------------------------------------------------------------------------------------------------------------------
          --         20,047          9,216          6,282             --        9,250         29,864        58,401          165,372
-----------------------------------------------------------------------------------------------------------------------------------

     (14,982)        57,213          1,402         (3,255)        68,308       47,580        154,745        60,682          241,634

          --             --             --             --             --           --             --            --           17,952

          --             --             --             --         61,968      102,321             --            --          125,410
-----------------------------------------------------------------------------------------------------------------------------------
     (14,982)        57,213          1,402         (3,255)       130,276      149,901        154,745        60,682          384,996
-----------------------------------------------------------------------------------------------------------------------------------

      28,035        104,926         79,074         54,013         38,847      377,435        (41,865)      172,505          (70,341)
-----------------------------------------------------------------------------------------------------------------------------------
$     13,053  $     182,186  $      89,692  $      57,040  $     169,123  $   536,586  $     142,744  $    291,588  $       480,027
===================================================================================================================================

===================================================================================================================================
           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CONTINUED)                    AMERICAN CENTURY VARIABLE PORTFOLIOS
-------------------------------------------------------------------------------------  --------------------------------------------
   GLOBAL         GROWTH
  THEMATIC         AND       INTERNATIONAL  INTERNATIONAL    SMALL CAP     SMALL-MID                     INCOME &     INFLATION
   GROWTH         INCOME        GROWTH          VALUE         GROWTH       CAP VALUE       BALANCED       GROWTH      PROTECTION
-----------------------------------------------------------------------------------------------------------------------------------

$         --  $      20,047  $       9,216  $       6,282  $          --  $     9,250  $      29,864  $     58,401  $       165,372
     (14,982)        57,213          1,402         (3,255)       130,276      149,901        154,745        60,682          384,996

      28,035        104,926         79,074         54,013         38,847      377,435        (41,865)      172,505          (70,341)
-----------------------------------------------------------------------------------------------------------------------------------
      13,053        182,186         89,692         57,040        169,123      536,586        142,744       291,588          480,027
-----------------------------------------------------------------------------------------------------------------------------------

          --        229,985         82,325         55,995        175,457      256,818         29,974       278,032          803,231
     (15,060)      (118,083)        (8,268)       (13,295)       (60,507)    (226,347)      (277,819)      (55,063)        (636,522)
     226,318        956,420         (5,389)        55,755       (137,333)      (1,311)     1,143,614     3,182,446           84,527
-----------------------------------------------------------------------------------------------------------------------------------

     211,258      1,068,322         68,668         98,455        (22,383)      29,160        895,769     3,405,415          251,236
-----------------------------------------------------------------------------------------------------------------------------------
     224,311      1,250,508        158,360        155,495        146,740      565,746      1,038,513     3,697,003          731,263
-----------------------------------------------------------------------------------------------------------------------------------
      63,317        806,510        534,333        327,051      1,448,413    3,001,723        931,988       773,883        5,837,666
-----------------------------------------------------------------------------------------------------------------------------------
$    287,628  $   2,057,018  $     692,693  $     482,546  $   1,595,153  $ 3,567,469  $   1,970,501  $  4,470,886  $     6,568,929
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                           AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                                   ----------------------------------------------------------------
                                                                                     LARGE         MID
                                                                                    COMPANY        CAP
                                                                   INTERNATIONAL     VALUE        VALUE         ULTRA       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .........  $       9,123  $    11,384  $    69,503  $        --  $   48,451
Expenses:
  Mortality and expense risk fees ...............................             49           --           --           --         103
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) .............................          9,074       11,384       69,503           --      48,348
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares .........................................        (32,061)      31,598       20,188      184,108     137,892
  Net realized short-term capital gain distributions from
    investments in portfolio shares .............................             --           --       19,158           --          --
  Net realized long-term capital gain distributions from
    investments in portfolio shares .............................             --           --       90,177           --          --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in portfolio
      shares ....................................................        (32,061)      31,598      129,523      184,108     137,892
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ...............................        263,548       30,325      291,877        1,018     159,293
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .......  $     240,561  $    73,307  $   490,903  $   185,126  $  345,533
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                           AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                                  -----------------------------------------------------------------
                                                                                    LARGE         MID
                                                                                   COMPANY        CAP
                                                                  INTERNATIONAL     VALUE        VALUE         ULTRA       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..............................  $       9,074  $    11,384  $    69,503  $        --  $    48,348
  Net realized gain (loss) on investments in portfolio shares ..        (32,061)      31,598      129,523      184,108      137,892
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ............................        263,548       30,325      291,877        1,018      159,293
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations ......        240,561       73,307      490,903      185,126      345,533
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ..........        103,825       85,766      194,829      572,347      313,413
  Contract redemptions .........................................        (38,497)     (61,179)    (135,508)     (25,410)    (294,598)
  Net transfers ................................................        367,349      106,463    3,165,371   (1,314,488)    (133,057)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ............................        432,677      131,050    3,224,692     (767,551)    (114,242)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ....................        673,238      204,357    3,715,595     (582,425)     231,291
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................      1,109,848      376,947    1,556,834    1,251,064    2,385,920
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ..............................  $   1,783,086  $   581,304  $ 5,272,429  $   668,639  $ 2,617,211
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
   AMERICAN
   CENTURY
   VARIABLE
  PORTFOLIOS
  (CONTINUED)                                                BLACKROCK VARIABLE SERIES FUNDS
------------  ---------------------------------------------------------------------------------------------------------------------
                 CAPITAL         EQUITY         GLOBAL           HIGH        LARGE CAP     LARGE CAP      LARGE CAP        TOTAL
   VISTA       APPRECIATION     DIVIDEND      ALLOCATION       YIELD (b)*       CORE         GROWTH         VALUE          RETURN
-----------------------------------------------------------------------------------------------------------------------------------

$         --  $         434  $      42,595  $      39,552  $      316,660  $        610  $       2,271  $         680  $      5,575

          --             --             --             --              --            --             --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
          --            434         42,595         39,552         316,660           610          2,271            680         5,575
-----------------------------------------------------------------------------------------------------------------------------------

     (16,411)         1,343         28,334         17,390         171,453            --            924          5,126         2,037

          --             --          2,301             --              --            --          4,439             --            --

          --            856             --          8,819              --            --          9,598             --            --
-----------------------------------------------------------------------------------------------------------------------------------
     (16,411)         2,199         30,635         26,209         171,453            --         14,961          5,126         2,037
-----------------------------------------------------------------------------------------------------------------------------------

      30,793            557         53,265         80,607         202,016        (1,131)       (20,470)           187           257
-----------------------------------------------------------------------------------------------------------------------------------
$     14,382  $       3,190  $     126,495  $     146,368  $      690,129  $       (521) $      (3,238) $       5,993  $      7,869
===================================================================================================================================

===================================================================================================================================
  AMERICAN
  CENTURY
  VARIABLE
 PORTFOLIOS
 (CONTINUED)                                                  BLACKROCK VARIABLE SERIES FUNDS
------------  ---------------------------------------------------------------------------------------------------------------------
                 CAPITAL        EQUITY          GLOBAL          HIGH         LARGE CAP     LARGE CAP      LARGE CAP        TOTAL
   VISTA      APPRECIATION     DIVIDEND       ALLOCATION      YIELD(b)*         CORE         GROWTH         VALUE          RETURN
-----------------------------------------------------------------------------------------------------------------------------------

$         --  $         434  $      42,595  $      39,552  $      316,660  $        610  $       2,271  $         680  $      5,575
     (16,411)         2,199         30,635         26,209         171,453            --         14,961          5,126         2,037

      30,793            557         53,265         80,607         202,016        (1,131)       (20,470)           187           257
-----------------------------------------------------------------------------------------------------------------------------------
      14,382          3,190        126,495        146,368         690,129          (521)        (3,238)         5,993         7,869
-----------------------------------------------------------------------------------------------------------------------------------

      19,767         31,054        442,357        572,613         160,414            --         26,919         16,830        27,984
     (10,859)        (3,302)      (276,840)      (104,235)        (64,701)          (19)       (33,962)        (3,003)      (58,394)
    (140,113)        38,891      2,071,102      1,886,478      14,111,763        51,956        201,252         43,657       367,479
-----------------------------------------------------------------------------------------------------------------------------------

    (131,205)        66,643      2,236,619      2,354,856      14,207,476        51,937        194,209         57,484       337,069
-----------------------------------------------------------------------------------------------------------------------------------
    (116,823)        69,833      2,363,114      2,501,224      14,897,605        51,416        190,971         63,477       344,938
-----------------------------------------------------------------------------------------------------------------------------------
     179,359             --        448,431        209,902              --            --             --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
$     62,536  $      69,833  $   2,811,545  $   2,711,126  $   14,897,605  $     51,416  $     190,971  $      63,477  $    344,938
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                              BLACKROCK
                                                               VARIABLE                                                    CREDIT
                                                             SERIES FUNDS                                                  SUISSE
                                                             (CONTINUED)     COLUMBIA FUNDS VARIABLE SERIES TRUST          TRUST
                                                             ------------  ------------------------------------------  ------------
                                                                 U.S.      CVP SELIGMAN     SELECT          SELECT       COMMODITY
                                                              GOVERNMENT      GLOBAL       LARGE-CAP     SMALLER-CAP       RETURN
                                                               BOND (b)*    TECHNOLOGY       VALUE          VALUE         STRATEGY
-------------------------------------------------------------------------  --------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...  $      2,001  $         --  $          --  $          --  $         --
Expenses:
  Mortality and expense risk fees .........................            --            35             --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense)........................         2,001           (35)            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
      shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...................................          (398)       41,117         23,864         14,892       (68,954)
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..................            --            --             --             --            --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..................           114         1,418             --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ....................................          (284)       42,535         23,864         14,892       (68,954)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .........................          (380)       24,235        235,235         11,708        70,042
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ..........................................  $      1,337  $     66,735  $     259,099  $      26,600  $      1,088
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                              BLACKROCK
                                                               VARIABLE                                                    CREDIT
                                                             SERIES FUNDS                                                  SUISSE
                                                             (CONTINUED)     COLUMBIA FUNDS VARIABLE SERIES TRUST          TRUST
                                                             ------------  ------------------------------------------  ------------
                                                                 U.S.      CVP SELIGMAN     SELECT          SELECT       COMMODITY
                                                              GOVERNMENT      GLOBAL       LARGE-CAP     SMALLER-CAP       RETURN
                                                               BOND (b)*    TECHNOLOGY       VALUE          VALUE         STRATEGY
-------------------------------------------------------------------------  --------------------------------------------------------
Changes from operations:
  Net investment income (expense)..........................  $      2,001  $        (35) $          --  $          --  $         --
  Net realized gain (loss) on investments in portfolio
    shares ................................................          (284)       42,535         23,864         14,892       (68,954)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ....................          (380)       24,235        235,235         11,708        70,042
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ..........................................         1,337        66,735        259,099         26,600         1,088
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .....            (8)       25,257        202,384        101,975       131,980
  Contract redemptions ....................................        (3,201)      (88,720)       (41,373)       (59,727)      (57,024)
  Net transfers ...........................................        31,221     1,626,081        189,761        345,096     1,375,801
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .......................        28,012     1,562,618        350,772        387,344     1,450,757
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...............        29,349     1,629,353        609,871        413,944     1,451,845
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................            --       866,765      1,146,940         76,758       709,668
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ..........................  $     29,349  $  2,496,118  $   1,756,811  $     490,702  $  2,161,513
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                                                             DIREXION       DREYFUS
                                                                                            INSURANCE      INVESTMENT
                                DFA INVESTMENT DIMENSIONS                                     TRUST       PORTFOLIOS
----------------------------------------------------------------------------------------  -------------  -------------
                                                                                                             SMALL        DREYFUS
                  VA              VA          VA SHORT-       VA U.S.         VA U.S.        DYNAMIC          CAP        SOCIALLY
  VA GLOBAL   INTERNATIONAL   INTERNATIONAL      TERM          LARGE         TARGETED         VP HY          STOCK     RESPONSIBLE
    BOND          SMALL           VALUE         FIXED          VALUE           VALUE           BOND          INDEX        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

$    262,750  $      132,740  $     235,879  $     31,053  $      198,429  $     101,760  $      96,511  $       8,749  $     1,997

          --              --             --            --              --             --             --             --           93
-----------------------------------------------------------------------------------------------------------------------------------
     262,750         132,740        235,879        31,053         198,429        101,760         96,511          8,749        1,904
-----------------------------------------------------------------------------------------------------------------------------------

      33,621         (26,674)       (79,286)        1,987          32,989         15,457        111,807        161,976       16,954

      27,734              --             --         7,945              --             --             --         10,160           --

     191,224          88,670             --         8,666              --             --             --         57,719           --
-----------------------------------------------------------------------------------------------------------------------------------
     252,579          61,996        (79,286)       18,598          32,989         15,457        111,807        229,855       16,954
-----------------------------------------------------------------------------------------------------------------------------------

     (13,758)        530,724        799,866        (8,731)      1,271,300        840,077         (6,502)        44,294        1,671
-----------------------------------------------------------------------------------------------------------------------------------
$    501,571  $      725,460  $     956,459  $     40,920  $    1,502,718  $     957,294  $     201,816  $     282,898  $    20,529
===================================================================================================================================

===================================================================================================================================
                                                                                            DIREXION       DREYFUS
                                                                                           INSURANCE      INVESTMENT
                                DFA INVESTMENT DIMENSIONS                                    TRUST        PORTFOLIOS
----------------------------------------------------------------------------------------  -------------  -------------
                                                                                                             SMALL        DREYFUS
                   VA              VA          VA SHORT-       VA U.S.        VA U.S.        DYNAMIC          CAP         SOCIALLY
  VA GLOBAL   INTERNATIONAL   INTERNATIONAL      TERM           LARGE         TARGETED        VP HY          STOCK      RESPONSIBLE
    BOND          SMALL           VALUE          FIXED          VALUE          VALUE           BOND          INDEX        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

$    262,750  $     132,740   $     235,879  $     31,053  $      198,429  $     101,760  $      96,511  $       8,749  $     1,904
     252,579         61,996         (79,286)       18,598          32,989         15,457        111,807        229,855       16,954

     (13,758)       530,724         799,866        (8,731)      1,271,300        840,077         (6,502)        44,294        1,671
-----------------------------------------------------------------------------------------------------------------------------------
     501,571        725,460         956,459        40,920       1,502,718        957,294        201,816        282,898       20,529
-----------------------------------------------------------------------------------------------------------------------------------

   4,734,559        680,279       1,303,116     1,902,220       2,183,054      1,607,780              1        148,515           (1)
    (167,087)       (60,235)       (239,934)     (113,074)       (151,304)       (35,311)      (107,605)       (61,961)      (2,462)
   3,948,709      1,700,858       2,269,235     2,021,299       3,598,736      1,466,368     (1,340,089)       552,951     (112,507)
-----------------------------------------------------------------------------------------------------------------------------------

   8,516,181      2,320,902       3,332,417     3,810,445       5,630,486      3,038,837     (1,447,693)       639,505     (114,970)
-----------------------------------------------------------------------------------------------------------------------------------
   9,017,752      3,046,362       4,288,876     3,851,365       7,133,204      3,996,131     (1,245,877)       922,403      (94,441)
-----------------------------------------------------------------------------------------------------------------------------------
   8,559,893      2,738,836       3,737,271     4,218,388       4,286,370      3,389,882      4,597,573      1,800,487      266,683
-----------------------------------------------------------------------------------------------------------------------------------
$ 17,577,645  $   5,785,198   $   8,026,147  $  8,069,753  $   11,419,574  $   7,386,013  $   3,351,696  $   2,722,890  $   172,242
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                              DREYFUS                                   FEDERATED
                                                                             VARIABLE             EATON VANCE           INSURANCE
                                                                          INVESTMENT FUND        VARIABLE TRUST           SERIES
                                                                          ---------------  -------------------------  -------------
                                                              DREYFUS                       FLOATING-                      HIGH
                                                               STOCK       INTERNATIONAL      RATE        LARGE-CAP       INCOME
                                                               INDEX           VALUE         INCOME         VALUE        BOND II
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
     shares .............................................  $     185,554  $        65,649  $   452,226  $      6,910  $     248,238
Expenses:
  Mortality and expense risk fees .......................            592              388           --            --             20
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ....................        184,962           65,261      452,226         6,910        248,218
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ................................        434,380         (120,594)     (72,172)        3,564        123,116
  Net realized short-term capital gain distributions
     from investments in portfolio shares ...............          8,011               --           --            --             --
  Net realized long-term capital gain distributions
     from investments in portfolio shares ...............        364,786               --      105,861            --             --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
        portfolio shares ................................        807,177         (120,594)      33,689         3,564        123,116
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .......................        242,949          361,108      248,323        28,194        503,821
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
        from operations .................................  $   1,235,088  $       305,775  $   734,238  $     38,668  $     875,155
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                              DREYFUS                                   FEDERATED
                                                                             VARIABLE             EATON VANCE           INSURANCE
                                                                          INVESTMENT FUND        VARIABLE TRUST           SERIES
                                                                          ---------------  -------------------------  -------------
                                                              DREYFUS                       FLOATING-                      HIGH
                                                               STOCK       INTERNATIONAL      RATE        LARGE-CAP       INCOME
                                                               INDEX           VALUE         INCOME         VALUE        BOND II
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .......................  $     184,962  $        65,261  $   452,226  $      6,910  $     248,218
  Net realized gain (loss) on investments in portfolio
     shares .............................................        807,177         (120,594)      33,689         3,564        123,116
  Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .................        242,949          361,108      248,323        28,194        503,821
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
        from operations .................................      1,235,088          305,775      734,238        38,668        875,155
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ...      1,402,536          261,919      909,730       108,843        671,415
  Contract redemptions ..................................       (450,993)        (234,027)    (547,146)       (1,408)      (146,272)
  Net transfers .........................................        901,438          181,644    5,104,562       132,414      8,223,954
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions ...................      1,852,981          209,536    5,467,146       239,849      8,749,097
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ............      3,088,069          515,311    6,201,384       278,517      9,624,252
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................      7,366,657        2,443,625    7,995,106       223,065      2,019,832
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ......................  $  10,454,726  $     2,958,936  $14,196,490  $    501,582  $  11,644,084
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
      FEDERATED INSURANCE
      SERIES (CONTINUED)                                        FIDELITY VARIABLE INSURANCE PRODUCTS
-----------------------------  ----------------------------------------------------------------------------------------------------
                                                                             DYNAMIC                       FUNDS
                   MANAGED                                  DISCIPLINED      CAPITAL         EQUITY-      MANAGER
 KAUFMANN II    VOLATILITY II    BALANCED     CONTRAFUND     SMALL CAP     APPRECIATION      INCOME       20% (c)*        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

$          --  $       63,884  $     13,363  $     55,176  $      3,241  $        1,267  $      23,406  $         69  $       4,242

           --              --            --            --            --              --             --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
           --          63,884        13,363        55,176         3,241           1,267         23,406            69          4,242
-----------------------------------------------------------------------------------------------------------------------------------

       (2,897)        (52,779)         (270)       18,327        20,394            (155)        21,194            --         70,352

           --              --        13,024            --           176              --         12,268            16             --

           --         128,287         9,838            --        12,333              --         27,138            --             --
-----------------------------------------------------------------------------------------------------------------------------------
       (2,897)         75,508        22,592        18,327        32,903            (155)        60,600            16         70,352
-----------------------------------------------------------------------------------------------------------------------------------

       65,486          84,151        15,204       354,987        (2,867)         12,601         (6,169)          (55)        27,484
-----------------------------------------------------------------------------------------------------------------------------------
$      62,589  $      223,543  $     51,159  $    428,490  $     33,277  $       13,713  $      77,837  $         30  $     102,078
===================================================================================================================================

===================================================================================================================================
      FEDERATED INSURANCE
      SERIES (CONTINUED)                                        FIDELITY VARIABLE INSURANCE PRODUCTS
-----------------------------  ----------------------------------------------------------------------------------------------------
                                                                             DYNAMIC                       FUNDS
                   MANAGED                                  DISCIPLINED      CAPITAL         EQUITY-      MANAGER
 KAUFMANN II    VOLATILITY II    BALANCED     CONTRAFUND     SMALL CAP     APPRECIATION      INCOME       20% (c)*        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

$          --  $       63,884  $     13,363  $     55,176  $      3,241  $        1,267  $      23,406  $         69  $       4,242
       (2,897)         75,508        22,592        18,327        32,903            (155)        60,600            16         70,352

       65,486          84,151        15,204       354,987        (2,867)         12,601         (6,169)          (55)        27,484
-----------------------------------------------------------------------------------------------------------------------------------
       62,589         223,543        51,159       428,490        33,277          13,713         77,837            30        102,078
-----------------------------------------------------------------------------------------------------------------------------------

       89,332         378,647       135,181     1,127,359        52,655              --        374,824            --        125,342
      (51,310)       (187,560)     (171,099)     (119,839)       (4,053)         (4,734)       (20,103)          (32)       (82,269)
     (109,782)      1,632,629       729,235     1,717,318      (136,496)        257,472        157,246         5,597        589,852
-----------------------------------------------------------------------------------------------------------------------------------

      (71,760)      1,823,716       693,317     2,724,838       (87,894)        252,738        511,967         5,565        632,925
-----------------------------------------------------------------------------------------------------------------------------------
       (9,171)      2,047,259       744,476     3,153,328       (54,617)        266,451        589,804         5,595        735,003
-----------------------------------------------------------------------------------------------------------------------------------
      422,642         972,582       181,587     1,893,605       265,395              --        268,259            --        441,393
-----------------------------------------------------------------------------------------------------------------------------------
$     413,471  $    3,019,841  $    926,063  $  5,046,933  $    210,778  $      266,451  $     858,063  $      5,595  $   1,176,396
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                          FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED)
                                                               --------------------------------------------------------------------
                                                                                                        INTERNATIONAL
                                                                GROWTH &      GROWTH          HIGH         CAPITAL      INVESTMENT
                                                                 INCOME    OPPORTUNITIES     INCOME      APPRECIATION   GRADE BOND
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .....  $   14,638  $         863  $    502,089  $      12,818  $    131,451
Expenses:
  Mortality and expense risk fees ...........................          --             --            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ........................      14,638            863       502,089         12,818       131,451
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
     portfolio shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ....................................       6,655          8,310       624,481          3,315        55,849
  Net realized short-term capital gain distributions from
     investments in portfolio shares ........................         352             --            --             --       112,407
  Net realized long-term capital gain distributions from
     investments in portfolio shares ........................          --             --            --             --        39,634
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
        portfolio shares ....................................       7,007          8,310       624,481          3,315       207,890
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ...........................      (3,643)         5,697        62,861         70,299       (21,000)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
        from operations .....................................  $   18,002  $      14,870  $  1,189,431  $      86,432  $    318,341
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                          FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED)
                                                               --------------------------------------------------------------------
                                                                                                        INTERNATIONAL
                                                                GROWTH &      GROWTH          HIGH         CAPITAL      INVESTMENT
                                                                 INCOME    OPPORTUNITIES     INCOME      APPRECIATION   GRADE BOND
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...........................  $   14,638  $         863  $    502,089  $      12,818  $    131,451
  Net realized gain (loss) on investments in portfolio
     shares .................................................       7,007          8,310       624,481          3,315       207,890
  Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .....................      (3,643)         5,697        62,861         70,299       (21,000)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations...      18,002         14,870     1,189,431         86,432       318,341
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .......      30,710        351,542       568,602        100,383     1,078,808
  Contract redemptions ......................................      (2,735)       (28,931)     (423,730)       (26,248)     (229,942)
  Net transfers .............................................     640,843        263,019     2,994,009      1,146,851     1,635,172
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ........................     668,818        585,630     3,138,881      1,220,986     2,484,038
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ...............     686,820        600,500     4,328,312      1,307,418     2,802,379
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................      46,143          9,191     4,602,599        161,587     3,323,103
-----------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period .........................  $  732,963  $     609,691  $  8,930,911  $   1,469,005  $  6,125,482
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                                                       FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
                  FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED)                            (IBBOTSON ETF ASSET ALLOCATION)
------------------------------------------------------------------------------------  ---------------------------------------------
                                              STRATEGIC                    VALUE       AGGRESSIVE
  MID CAP       OVERSEAS      REAL ESTATE      INCOME       VALUE        STRATEGIES      GROWTH        BALANCED      CONSERVATIVE
-----------------------------------------------------------------------------------------------------------------------------------

$      3,644  $      8,920  $       35,559  $    203,880  $     2,772  $         732  $         546  $      38,126  $        47,769

          --            --              --            --           --             --             --             --               --
-----------------------------------------------------------------------------------------------------------------------------------
       3,644         8,920          35,559       203,880        2,772            732            546         38,126           47,769
-----------------------------------------------------------------------------------------------------------------------------------

      (1,720)       (3,143)        278,320       (16,905)      17,130         10,346            448         55,613           32,469

         260         1,771              --        29,997           --             --              3             --           15,310

      75,113           --           54,490        43,975           --             --              4        109,673           49,280
-----------------------------------------------------------------------------------------------------------------------------------
      73,653        (1,372)        332,810        57,067       17,130         10,346            455        165,286           97,059
-----------------------------------------------------------------------------------------------------------------------------------

      34,971        90,604          82,320       307,045       11,143          4,687            118         60,305          (25,214)
-----------------------------------------------------------------------------------------------------------------------------------
$    112,268  $     98,152  $      450,689  $    567,992  $    31,045  $      15,765  $       1,119  $     263,717  $       119,614
===================================================================================================================================

===================================================================================================================================
                                                                                       FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
                  FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED)                            (IBBOTSON ETF ASSET ALLOCATION)
------------------------------------------------------------------------------------  ---------------------------------------------
                                              STRATEGIC                    VALUE       AGGRESSIVE
  MID CAP       OVERSEAS      REAL ESTATE      INCOME       VALUE        STRATEGIES      GROWTH        BALANCED      CONSERVATIVE
-----------------------------------------------------------------------------------------------------------------------------------

$      3,644  $      8,920  $       35,559  $    203,880  $     2,772  $         732  $         546  $      38,126  $        47,769
      73,653        (1,372)        332,810        57,067       17,130         10,346            455        165,286           97,059

      34,971        90,604          82,320       307,045       11,143          4,687            118         60,305          (25,214)
-----------------------------------------------------------------------------------------------------------------------------------
     112,268        98,152         450,689       567,992       31,045         15,765          1,119        263,717          119,614
-----------------------------------------------------------------------------------------------------------------------------------

     284,870        94,456         752,929     1,379,141       65,243         17,178             --        224,549           70,249
     (92,426)      (10,483)       (134,082)     (450,027)      (2,883)          (376)           (42)      (338,221)        (169,635)
     115,544        23,706        (200,537)   (1,721,635)      80,286        160,092         38,610        (15,875)       1,874,914
-----------------------------------------------------------------------------------------------------------------------------------

     307,988       107,679         418,310      (792,521)     142,646        176,894         38,568       (129,547)       1,775,528
-----------------------------------------------------------------------------------------------------------------------------------
     420,256       205,831         868,999      (224,529)     173,691        192,659         39,687        134,170        1,895,142
-----------------------------------------------------------------------------------------------------------------------------------
     526,042       350,159       2,136,693     6,752,976       16,423          8,618          4,687      2,515,308        1,639,813
-----------------------------------------------------------------------------------------------------------------------------------
$    946,298  $    555,990  $    3,005,692  $  6,528,447  $   190,114  $     201,277  $      44,374  $   2,649,478  $     3,534,955
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                  FINANCIAL INVESTORS
                                                                   VARIABLE INSURANCE        FIRST
                                                                   TRUST (CONTINUED)         EAGLE
                                                                     (IBBOTSON ETF         VARIABLE     FRANKLIN TEMPLETON VARIABLE
                                                                   ASSET ALLOCATION)         FUNDS        INSURANCE PRODUCTS TRUST
                                                                -----------------------   -----------  -----------------------------
                                                                                                          GLOBAL
                                                                               INCOME                      REAL            HIGH
                                                                                AND                       ESTATE          INCOME
                                                                  GROWTH       GROWTH      OVERSEAS    SECURITIES II   SECURITIES II
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Income dividends from investments in portfolio shares ......   $   20,366   $   25,906   $    74,687  $          --   $     632,990
Expenses:
 Mortality and expense risk fees ............................           --           --            --             --              --
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ...........................       20,366       25,906        74,687             --         632,990
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
 shares:
 Net realized gains (losses) on sales of investments
  in portfolio shares .......................................       17,910        8,805       111,999         36,049         108,778
 Net realized short-term capital gain distributions
  from investments in portfolio shares ......................           --       13,724         6,139             --              --
 Net realized long-term capital gain distributions
  from investments in portfolio shares ......................      120,692       34,811       541,566             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
    shares ..................................................      138,602       57,340       659,704         36,049         108,778
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
 of investments in portfolio shares .........................       37,492       27,005       508,013        360,122         174,691
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ....   $  196,460   $  110,251   $ 1,242,404  $     396,171   $     916,459
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                  FINANCIAL INVESTORS
                                                                   VARIABLE INSURANCE        FIRST
                                                                   TRUST (CONTINUED)         EAGLE
                                                                     (IBBOTSON ETF         VARIABLE    FRANKLIN TEMPLETON VARIABLE
                                                                   ASSET ALLOCATION)         FUNDS      INSURANCE PRODUCTS TRUST
                                                                -----------------------   -----------  ----------------------------
                                                                                                          GLOBAL
                                                                               INCOME                      REAL           HIGH
                                                                                AND                       ESTATE         INCOME
                                                                  GROWTH       GROWTH      OVERSEAS    SECURITIES II  SECURITIES II
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
 Net investment income (expense) ............................   $   20,366   $   25,906   $    74,687  $          --  $     632,990
 Net realized gain (loss) on investments in
  portfolio shares ..........................................      138,602       57,340       659,704         36,049        108,778
 Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ........................       37,492       27,005       508,013        360,122        174,691
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations .....      196,460      110,251     1,242,404        396,171        916,459
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
 Net contract purchase payments (including breakage) ........       59,421       62,075       777,590        333,915        207,511
 Contract redemptions .......................................      (50,686)     (35,210)     (424,111)       (57,216)      (730,835)
 Net transfers ..............................................     (107,885)     883,312     1,700,880        155,112      3,378,598
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
   contract owners' transactions ............................      (99,150)     910,177     2,054,359        431,811      2,855,274
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets ....................       97,310    1,020,428     3,296,763        827,982      3,771,733
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................    1,545,705      653,189     7,386,680      1,171,932      1,328,473
-----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ...............................   $1,643,015   $1,673,617   $10,683,443  $   1,999,914  $   5,100,206
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)                GUGGENHEIM VARIABLE INSURANCE FUNDS (d)*
----------------------------------------------------------------------  -----------------------------------------------------------
                                             TEMPLETON
                  MUTUAL      STRATEGIC        GLOBAL                     ALL-ASSET     ALL-ASSET     ALL-ASSET      ALTERNATIVE
   INCOME         SHARES       INCOME           BOND          U.S.       AGGRESSIVE   CONSERVATIVE    MODERATE        STRATEGIES
SECURITIES II SECURITIES II SECURITIES II  SECURITIES II GOVERNMENT II  STRATEGY (e)* STRATEGY (e)* STRATEGY (e)* ALLOCATION (e,f)*
-----------------------------------------------------------------------------------------------------------------------------------

$     303,564 $      52,811 $     201,949  $     911,654 $     147,552  $       2,183 $       9,446 $       8,009 $             544

           --            --            --             --            --             --            --            --                --
-----------------------------------------------------------------------------------------------------------------------------------
      303,564        52,811       201,949        911,654       147,552          2,183         9,446         8,009               544
-----------------------------------------------------------------------------------------------------------------------------------

      240,503       141,951        (4,903)         1,588        38,967            121         5,708           307            (1,750)

           --            --            --             --            --             --            --            --                --

           --            --         3,394         22,887            --             --            --            --                --
-----------------------------------------------------------------------------------------------------------------------------------
      240,503       141,951        (1,509)        24,475        38,967            121         5,708           307            (1,750)
-----------------------------------------------------------------------------------------------------------------------------------

      111,350       134,578       259,717      1,243,952       (81,094)        14,516        34,550        36,104               882
-----------------------------------------------------------------------------------------------------------------------------------
$     655,417 $     329,340 $     460,157  $   2,180,081 $     105,425  $      16,820 $      49,704 $      44,420 $            (324)
===================================================================================================================================

===================================================================================================================================
   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)                GUGGENHEIM VARIABLE INSURANCE FUNDS (d)*
----------------------------------------------------------------------  -----------------------------------------------------------
                                             TEMPLETON
                  MUTUAL      STRATEGIC        GLOBAL                     ALL-ASSET     ALL-ASSET     ALL-ASSET      ALTERNATIVE
   INCOME         SHARES       INCOME           BOND          U.S.       AGGRESSIVE   CONSERVATIVE    MODERATE        STRATEGIES
SECURITIES II SECURITIES II SECURITIES II  SECURITIES II GOVERNMENT II  STRATEGY (e)* STRATEGY (e)* STRATEGY (e)* ALLOCATION (e,f)*
-----------------------------------------------------------------------------------------------------------------------------------

$     303,564 $      52,811 $     201,949  $     911,654 $     147,552  $       2,183 $       9,446 $       8,009 $             544
      240,503       141,951        (1,509)        24,475        38,967            121         5,708           307            (1,750)

      111,350       134,578       259,717      1,243,952       (81,094)        14,516        34,550        36,104               882
-----------------------------------------------------------------------------------------------------------------------------------
      655,417       329,340       460,157      2,180,081       105,425         16,820        49,704        44,420              (324)
-----------------------------------------------------------------------------------------------------------------------------------

      746,524        95,263       761,455      3,267,824       228,915         11,576        39,550        12,500                --
     (376,671)     (127,882)     (277,860)      (887,269)     (537,844)          (355)      (95,326)       (2,888)           (1,743)
    1,659,752       154,396     2,543,701      3,734,807     3,194,280           (224)     (140,389)        2,829           (27,759)
-----------------------------------------------------------------------------------------------------------------------------------

    2,029,605       121,777     3,027,296      6,115,362     2,885,351         10,997      (196,165)       12,441           (29,502)
-----------------------------------------------------------------------------------------------------------------------------------
    2,685,022       451,117     3,487,453      8,295,443     2,990,776         27,817      (146,461)       56,861           (29,826)
-----------------------------------------------------------------------------------------------------------------------------------
    5,095,370     2,206,474     2,780,553     13,043,147     5,906,320        128,492       763,815       434,646            29,826
-----------------------------------------------------------------------------------------------------------------------------------
$   7,780,392 $   2,657,591 $   6,268,006  $  21,338,590 $   8,897,096  $     156,309 $     617,354 $     491,507 $              --
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=================================================================================================================================
                                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                     ----------------------------------------------------------------------------
                                                                                        CLS
                                                         CLS            CLS         ADVISORONE           DWA             DWA
                                                      ADVISORONE     ADVISORONE       SELECT          FLEXIBLE         SECTOR
                                                     AMERIGO (e)*  CLERMONT (e)*  ALLOCATION (e)*  ALLOCATION (e)*  ROTATION (e)*
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Income dividends from investments in
  portfolio shares ................................. $         --  $      11,683  $           110  $            --  $          --
Expenses:
 Mortality and expense risk fees ...................           --             --               --               --             --
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ..................           --         11,683              110               --             --
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
 in portfolio shares:
 Net realized gains (losses) on sales of
  investments in portfolio shares ..................     (183,241)        35,310              179          (95,010)        (8,987)
 Net realized short-term capital gain
  distributions from investments
  in portfolio shares ..............................           --             --               --               --             --
 Net realized long-term capital gain
  distributions from investments
  in portfolio shares ..............................       76,432             --               --               --             --
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in
   portfolio shares ................................     (106,809)        35,310              179          (95,010)        (8,987)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
 (depreciation) of investments
 in portfolio shares ...............................      374,478         75,594              202          107,531         38,660
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
   operations ...................................... $    267,669  $     122,587  $           491  $        12,521  $      29,673
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=================================================================================================================================
                                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                     ----------------------------------------------------------------------------
                                                                                        CLS
                                                         CLS            CLS         ADVISORONE           DWA             DWA
                                                      ADVISORONE     ADVISORONE       SELECT          FLEXIBLE         SECTOR
                                                     AMERIGO (e)*  CLERMONT (e)*  ALLOCATION (e)*  ALLOCATION (e)*  ROTATION (e)*
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
 Net investment income (expense) ................... $         --  $      11,683  $           110  $            --  $          --
 Net realized gain (loss) on investments in
  portfolio shares .................................     (106,809)        35,310              179          (95,010)        (8,987)
 Net change in unrealized appreciation
  (depreciation) of investments
  in portfolio shares ..............................      374,478         75,594              202          107,531         38,660
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
   operations ......................................      267,669        122,587              491           12,521         29,673
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
 Net contract purchase payments (including
  breakage) ........................................           --             --            9,602          332,924         17,511
 Contract redemptions ..............................      (75,508)       (29,218)            (118)         (70,263)       (48,189)
 Net transfers .....................................   (2,359,693)    (1,144,168)             (82)        (517,469)       (54,218)
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
   contract owners' transactions ...................   (2,435,201)    (1,173,386)           9,402         (254,808)       (84,896)
---------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets ...........   (2,167,532)    (1,050,799)           9,893         (242,287)       (55,223)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................    3,518,653      1,774,211               --        1,278,050        780,860
---------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ...................... $  1,351,121  $     723,412  $         9,893  $     1,035,763  $     725,637
=================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================
                               GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
     GLOBAL
    MANAGED           MULTI-                        RYDEX                                RYDEX          RYDEX
    FUTURES           HEDGE          RYDEX          BASIC              RYDEX          COMMODITIES      CONSUMER
STRATEGY (e,g)*  STRATEGIES (e)*  BANKING (h)*  MATERIALS (h)*  BIOTECHNOLOGY (h)*   STRATEGY (h)*  PRODUCTS (h)*
-----------------------------------------------------------------------------------------------------------------

$            --  $        14,826  $      2,434  $           --  $               --   $          --  $      18,797

             --               --            --              41                  45              --             --
-----------------------------------------------------------------------------------------------------------------
             --           14,826         2,434             (41)                (45)             --         18,797
-----------------------------------------------------------------------------------------------------------------

       (168,994)          35,902       107,376         (89,272)            475,095          18,640        203,125

             --               --           339          44,481                  --              --             --

             --               --         1,130          61,499                  --              --             --
-----------------------------------------------------------------------------------------------------------------
       (168,994)          35,902       108,845          16,708             475,095          18,640        203,125
-----------------------------------------------------------------------------------------------------------------

        (32,535)          (9,416)       43,678          42,875             (34,647)         12,112       (106,323)
-----------------------------------------------------------------------------------------------------------------
$      (201,529) $        41,312  $    154,957  $       59,542  $          440,403   $      30,752  $     115,599
=================================================================================================================

===============================

-------------------------------

    RYDEX
    DOW 2X         RYDEX
STRATEGY (h)*  ELECTRONICS (h)*
-------------------------------

$          --  $             --

           --                --
-------------------------------
           --                --
-------------------------------

      378,082           (76,193)

           --                --

           --                --
-------------------------------
      378,082           (76,193)
-------------------------------

     (134,765)           21,942
-------------------------------
$     243,317  $        (54,251)
===============================

=================================================================================================================
                               GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
     GLOBAL
    MANAGED           MULTI-                        RYDEX                                RYDEX          RYDEX
    FUTURES           HEDGE          RYDEX          BASIC              RYDEX          COMMODITIES      CONSUMER
STRATEGY (e,g)*  STRATEGIES (e)*  BANKING (h)*  MATERIALS (h)*  BIOTECHNOLOGY (h)*   STRATEGY (h)*  PRODUCTS (h)*
-----------------------------------------------------------------------------------------------------------------

$            --  $        14,826  $      2,434  $          (41) $              (45)  $          --  $      18,797
       (168,994)          35,902       108,845          16,708             475,095          18,640        203,125

        (32,535)          (9,416)       43,678          42,875             (34,647)         12,112       (106,323)
-----------------------------------------------------------------------------------------------------------------
       (201,529)          41,312       154,957          59,542             440,403          30,752        115,599
-----------------------------------------------------------------------------------------------------------------

        246,649          674,137         1,647          36,905              85,070           9,578         57,002
       (198,727)        (162,793)      (38,014)        (37,050)           (231,395)        (33,559)      (220,361)
        (82,462)         983,944     1,687,593       1,522,385             336,660        (981,189)    (2,914,828)
-----------------------------------------------------------------------------------------------------------------

        (34,540)       1,495,288     1,651,226       1,522,240             190,335      (1,005,170)    (3,078,187)
-----------------------------------------------------------------------------------------------------------------
       (236,069)       1,536,600     1,806,183       1,581,782             630,738        (974,418)    (2,962,588)
-----------------------------------------------------------------------------------------------------------------
      1,760,276        1,274,455       545,270         376,129             939,383       1,112,859      4,399,160
-----------------------------------------------------------------------------------------------------------------
$     1,524,207  $     2,811,055  $  2,351,453  $    1,957,911  $        1,570,121   $     138,441  $   1,436,572
=================================================================================================================

===============================

-------------------------------

    RYDEX
    DOW 2X         RYDEX
STRATEGY (h)*  ELECTRONICS (h)*
-------------------------------

$          --  $             --
      378,082           (76,193)

     (134,765)           21,942
-------------------------------
      243,317           (54,251)
-------------------------------

    2,500,132               (17)
     (163,859)          (15,266)
    5,714,698           600,261
-------------------------------

    8,050,971           584,978
-------------------------------
    8,294,288           530,727
-------------------------------
    1,588,942             6,632
-------------------------------
$   9,883,230  $        537,359
===============================

                                                                              39

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===============================================================================================================================
                                                               GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                -------------------------------------------------------------------------------
                                                                                                                   RYDEX
                                                                  RYDEX           RYDEX          RYDEX           GOVERNMENT
                                                   RYDEX          ENERGY       EUROPE 1.25X    FINANCIAL         LONG BOND
                                                ENERGY (h)*   SERVICES (h)*   STRATEGY (h)*  SERVICES (h)*   1.2X STRATEGY (h)*
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Income dividends from investments in
  portfolio shares ............................  $        --   $          --   $       7,668  $       3,838   $           51,093
Expenses:
 Mortality and expense risk fees .............          207             140              --              3                   --
-------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...........         (207)           (140)          7,668          3,835               51,093
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
 in portfolio shares:
 Net realized gains (losses) on sales of
  investments in portfolio shares ............      (85,398)       (146,967)        106,200        101,803           (2,386,588)
 Net realized short-term capital gain
  distributions from investments
  in portfolio shares ........................       26,984           2,551              --             --            1,868,047
 Net realized long-term capital gain
  distributions from investments
  in portfolio shares ........................       92,006         139,006              --             --              738,452
-------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in
   portfolio shares ..........................       33,592          (5,410)        106,200        101,803              219,911
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
 (depreciation) of investments
 in portfolio shares .........................       (1,716)         34,654          36,290         28,309               (7,252)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations ...............................  $    31,669   $      29,104   $     150,158  $     133,947   $          263,752
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===============================================================================================================================
                                                               GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                -------------------------------------------------------------------------------
                                                                                                                   RYDEX
                                                                  RYDEX           RYDEX          RYDEX           GOVERNMENT
                                                   RYDEX          ENERGY       EUROPE 1.25X    FINANCIAL         LONG BOND
                                                ENERGY (h)*   SERVICES (h)*   STRATEGY (h)*  SERVICES (h)*   1.2X STRATEGY (h)*
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
 Net investment income (expense) .............  $      (207)  $        (140)  $       7,668  $       3,835   $           51,093
 Net realized gain (loss) on investments in
  portfolio shares ...........................       33,592          (5,410)        106,200        101,803              219,911
 Net change in unrealized appreciation
  (depreciation) of investments
  in portfolio shares ........................       (1,716)         34,654          36,290         28,309               (7,252)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
   operations ................................       31,669          29,104         150,158        133,947              263,752
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
 Net contract purchase payments (including
  breakage) ..................................       61,822          24,994              --             49            1,663,209
 Contract redemptions ........................     (147,666)       (125,518)        (40,439)       (58,461)            (743,236)
 Net transfers ...............................     (360,338)         59,220         771,007      2,190,114           (6,799,756)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
   contract owners' transactions .............     (446,182)        (41,304)        730,568      2,131,702           (5,879,783)
-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets .....     (414,513)        (12,200)        880,726      2,265,649           (5,616,031)
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............    1,085,980         737,314          63,209        461,882            7,770,426
-------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ................  $   671,467   $     725,114   $     943,935  $   2,727,531   $        2,154,395
===============================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                RYDEX      RYDEX INVERSE      RYDEX          RYDEX      RYDEX INVERSE      RYDEX
  RYDEX                        INVERSE       GOVERNMENT      INVERSE        INVERSE        RUSSELL        INVERSE        RYDEX
  HEALTH         RYDEX          DOW 2X       LONG BOND       MID-CAP      NASDAQ-100(R)    2000(R)        S&P 500       JAPAN 2X
CARE (h)*    INTERNET (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*
-----------------------------------------------------------------------------------------------------------------------------------

$        --  $          --  $          --  $          --  $          --  $          --  $          --  $          --  $          --

         70             75             55             14             --             56             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
        (70)           (75)           (55)           (14)            --            (56)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------

    232,772          8,072       (633,033)      (295,436)       (29,054)        89,884       (151,192)      (366,192)         5,717

         --             --             --             --             --             --             --             --             --

         --          9,678             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
    232,772         17,750       (633,033)      (295,436)       (29,054)        89,884       (151,192)      (366,192)         5,717
-----------------------------------------------------------------------------------------------------------------------------------

    (51,822)        25,474          1,673         (2,855)          (752)         4,600         (8,768)        (1,865)        37,976
-----------------------------------------------------------------------------------------------------------------------------------
$   180,880  $      43,149  $    (631,415) $    (298,305) $     (29,806) $      94,428  $    (159,960) $    (368,057) $      43,693
===================================================================================================================================

===================================================================================================================================
                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                RYDEX      RYDEX INVERSE      RYDEX          RYDEX      RYDEX INVERSE      RYDEX
  RYDEX                        INVERSE       GOVERNMENT      INVERSE        INVERSE        RUSSELL        INVERSE        RYDEX
  HEALTH         RYDEX          DOW 2X       LONG BOND       MID-CAP      NASDAQ-100(R)    2000(R)        S&P 500       JAPAN 2X
CARE (h)*    INTERNET (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*
-----------------------------------------------------------------------------------------------------------------------------------

$       (70) $         (75) $         (55) $         (14) $          --  $         (56) $          --  $          --  $          --
    232,772         17,750       (633,033)      (295,436)       (29,054)        89,884       (151,192)      (366,192)         5,717

    (51,822)        25,474          1,673         (2,855)          (752)         4,600         (8,768)        (1,865)        37,976
-----------------------------------------------------------------------------------------------------------------------------------
    180,880         43,149       (631,415)      (298,305)       (29,806)        94,428       (159,960)      (368,057)        43,693
-----------------------------------------------------------------------------------------------------------------------------------

     51,911             --          1,500         34,247             --          3,331          3,000          3,002             --
    (84,644)        (3,854)       (34,697)      (176,392)          (335)      (172,925)       (14,868)       (30,650)        (1,127)
   (610,717)       110,575        509,770      1,435,996         18,455        178,643       (683,259)       653,063        341,805
-----------------------------------------------------------------------------------------------------------------------------------

   (643,450)       106,721        476,573      1,293,851         18,120          9,049       (695,127)       625,415        340,678
-----------------------------------------------------------------------------------------------------------------------------------
   (462,570)       149,870       (154,842)       995,546        (11,686)       103,477       (855,087)       257,358        384,371
-----------------------------------------------------------------------------------------------------------------------------------
  1,427,666        329,133        210,953        207,569         45,820        673,203        955,910        305,919         19,827
-----------------------------------------------------------------------------------------------------------------------------------
$   965,096  $     479,003  $      56,111  $   1,203,115  $      34,134  $     776,680  $     100,823  $     563,277  $     404,198
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================================================================
                                                               GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                  ------------------------------------------------------------------------------
                                                                    RYDEX                               RYDEX
                                                     RYDEX      MID CAP 1.5X         RYDEX           NASDAQ-100(R)      RYDEX
                                                  LEISURE (h)*  STRATEGY (h)*  NASDAQ-100(R) (h)*  2X STRATEGY (h)*    NOVA (h)*
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Income dividends from investments in
  portfolio shares .............................  $         --  $          --  $              --   $             --  $        --
Expenses:
 Mortality and expense risk fees ...............            --              1                387                 88           38
--------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............            --             (1)              (387)               (88)         (38)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
 Net realized gains (losses) on sales of
  investments in portfolio shares ..............        70,752         75,828            215,638            613,341      322,904
 Net realized short-term capital gain
  distributions from investments
  in portfolio shares ..........................            --             --                 --                 --           --
 Net realized long-term capital gain
  distributions from investments
  in portfolio shares ..........................            --             --                 --                 --           --
--------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
    portfolio shares ...........................        70,752         75,828            215,638            613,341      322,904
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
 (depreciation) of investments
 in portfolio shares ...........................        16,168         (4,535)            15,426             62,606        7,018
--------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
    operations .................................  $     86,920  $      71,292  $         230,677   $        675,859  $   329,884
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

================================================================================================================================
                                                               GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                  ------------------------------------------------------------------------------
                                                                    RYDEX                               RYDEX
                                                     RYDEX      MID CAP 1.5X         RYDEX           NASDAQ-100(R)      RYDEX
                                                  LEISURE (h)*  STRATEGY (h)*  NASDAQ-100(R) (h)*  2X STRATEGY (h)*    NOVA (h)*
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
 Net investment income (expense) ...............  $         --  $          (1) $            (387)  $            (88) $       (38)
 Net realized gain (loss) on investments in
  portfolio shares .............................        70,752         75,828            215,638            613,341      322,904
 Net change in unrealized appreciation
  (depreciation) of investments
  in portfolio shares ..........................        16,168         (4,535)            15,426             62,606        7,018
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
   operations ..................................        86,920         71,292            230,677            675,859      329,884
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
 Net contract purchase payments (including
  breakage) ....................................         1,986        193,012             36,434                151      582,306
 Contract redemptions ..........................      (110,030)       (60,044)          (261,898)           (27,648)     (45,783)
 Net transfers .................................       155,428        297,720           (929,891)        (1,912,554)    (619,760)
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
   contract owners' transactions ...............        47,384        430,688         (1,155,355)        (1,940,051)     (83,237)
--------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets .......       134,304        501,980           (924,678)        (1,264,192)     246,647
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................       545,523        248,119          2,709,920          2,062,511    1,901,481
--------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period ..................  $    679,827  $     750,099  $       1,785,242   $        798,319  $ 2,148,128
================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================
                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                               RYDEX          RYDEX                         RYDEX         RYDEX      RYDEX S&P
    RYDEX        RYDEX                        RUSSELL        RUSSELL        RYDEX          S&P 500       S&P 500       MIDCAP
  PRECIOUS       REAL          RYDEX        2000(R) 1.5X    2000(R) 2X     S&P 500 2X       PURE           PURE       400 PURE
 METALS (h)*  ESTATE (h)*  RETAILING (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*   GROWTH (h)*    VALUE (h)*   GROWTH (h)*
--------------------------------------------------------------------------------------------------------------------------------

$         --  $    26,177  $           --  $          --  $          --  $          --  $          --  $    18,542  $         --

          31            3              --             --             --             --             47           --            --
--------------------------------------------------------------------------------------------------------------------------------
         (31)      26,174              --             --             --             --            (47)      18,542            --
--------------------------------------------------------------------------------------------------------------------------------

  (1,008,429)     227,624         190,223        188,352         (4,096)       221,425        368,044      416,553       190,875

          --           --              --             --             --             --             --           --            --

     495,217           --              --             --             --             --         30,538           --       203,737
--------------------------------------------------------------------------------------------------------------------------------
    (513,212)     227,624         190,223        188,352         (4,096)       221,425        398,582      416,553       394,612
--------------------------------------------------------------------------------------------------------------------------------

     235,952      (68,013)        (23,280)         9,265         62,241         12,623         40,291       27,388      (117,998)
$   (277,291) $   185,785  $      166,943  $     197,617  $      58,145  $     234,048  $     438,826  $   462,483  $    276,614
================================================================================================================================

================================================================================================================================
                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                               RYDEX          RYDEX                         RYDEX         RYDEX      RYDEX S&P
    RYDEX        RYDEX                        RUSSELL        RUSSELL        RYDEX          S&P 500       S&P 500       MIDCAP
  PRECIOUS       REAL          RYDEX        2000(R) 1.5X    2000(R) 2X     S&P 500 2X       PURE           PURE       400 PURE
 METALS (h)*  ESTATE (h)*  RETAILING (h)*  STRATEGY (h)*  STRATEGY (h)*  STRATEGY (h)*   GROWTH (h)*    VALUE (h)*   GROWTH (h)*
--------------------------------------------------------------------------------------------------------------------------------

$        (31) $    26,174  $           --  $          --  $          --  $          --  $         (47) $    18,542  $         --
    (513,212)     227,624         190,223        188,352         (4,096)       221,425        398,582      416,553       394,612

     235,952      (68,013)        (23,280)         9,265         62,241         12,623         40,291       27,388      (117,998)
--------------------------------------------------------------------------------------------------------------------------------
    (277,291)     185,785         166,943        197,617         58,145        234,048        438,826      462,483       276,614
--------------------------------------------------------------------------------------------------------------------------------

     233,452       24,265          53,533         77,309        101,354             (1)        15,892        1,477        62,547
    (339,072)    (175,884)       (320,872)       (50,831)       (14,999)       (62,241)      (202,663)    (171,118)     (171,232)
   1,017,823       66,537        (300,708)      (450,105)       160,258     (4,105,214)    (1,269,707)   1,256,359    (1,575,424)
--------------------------------------------------------------------------------------------------------------------------------

     912,203      (85,082)       (568,047)      (423,627)       246,613     (4,167,456)    (1,456,478)   1,086,718    (1,684,109)
--------------------------------------------------------------------------------------------------------------------------------
     634,912      100,703        (401,104)      (226,010)       304,758     (3,933,408)    (1,017,652)   1,549,201    (1,407,495)
--------------------------------------------------------------------------------------------------------------------------------
   4,031,069    1,580,243         953,658        514,175        245,164      4,497,385      2,960,164      651,660     2,740,497
--------------------------------------------------------------------------------------------------------------------------------
$  4,665,981  $ 1,680,946  $      552,554  $     288,165  $     549,922  $     563,977  $   1,942,512  $ 2,200,861  $  1,333,002
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===============================================================================================================================
                                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                  -----------------------------------------------------------------------------
                                                   RYDEX S&P      RYDEX S&P       RYDEX S&P         RYDEX
                                                     MIDCAP       SMALLCAP        SMALLCAP      STRENGTHENING
                                                    400 PURE      600 PURE        600 PURE        DOLLAR 2X          RYDEX
                                                   VALUE (h)*    GROWTH (h)*     VALUE (h)*     STRATEGY (h)*   TECHNOLOGY (h)*
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Income dividends from investments in
 portfolio shares ..............................  $         --  $          --  $           --   $          --   $            --
Expenses:
 Mortality and expense risk fees ...............            --             --               3              --                --
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (expense) ..............            --             --              (3)             --                --
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
 portfolio shares:
 Net realized gains (losses) on sales of
  investments in portfolio shares ..............       182,077        247,343          94,242        (250,893)           57,953
 Net realized short-term capital gain
  distributions from investments in
  portfolio shares .............................            --             --              --              --                --
 Net realized long-term capital gain
  distributions from investments in
  portfolio shares..............................            --             --              --              --           114,373
-------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in
   portfolio shares.............................       182,077        247,343          94,242        (250,893)          172,326
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
 (depreciation) of investments
 in portfolio shares............................        (2,070)       (24,029)         14,594           7,038           (31,642)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
   operations...................................  $    180,007  $     223,314  $      108,833   $    (243,855)  $       140,684
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===============================================================================================================================
                                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                  -----------------------------------------------------------------------------
                                                   RYDEX S&P      RYDEX S&P       RYDEX S&P         RYDEX
                                                     MIDCAP       SMALLCAP        SMALLCAP      STRENGTHENING
                                                    400 PURE      600 PURE        600 PURE        DOLLAR 2X          RYDEX
                                                   VALUE (h)*    GROWTH (h)*     VALUE (h)*     STRATEGY (h)*   TECHNOLOGY (h)*
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
 Net investment income (expense)...............   $         --  $          --  $           (3)  $          --   $            --
 Net realized gain (loss) on investments in
  portfolio shares.............................        182,077        247,343          94,242        (250,893)          172,326
 Net change in unrealized appreciation
  (depreciation) of investments
  in portfolio shares..........................         (2,070)       (24,029)         14,594           7,038           (31,642)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
   operations..................................        180,007        223,314         108,833        (243,855)          140,684
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
 Net contract purchase payments (including
  breakage)....................................        146,478         17,958          74,542          11,000            70,368
 Contract redemptions..........................        (93,705)      (248,612)       (141,446)        (30,912)         (122,842)
 Net transfers.................................        236,698     (2,900,812)        581,551      (2,595,666)          297,818
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
   contract owners' transactions...............        289,471     (3,131,466)        514,647      (2,615,578)          245,344
-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets.......        469,478     (2,908,152)        623,480      (2,859,433)          386,028
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period................        522,038      3,528,867         690,458       3,179,443           590,063
-------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period..................   $    991,516  $     620,715  $    1,313,938   $     320,010   $       976,091
===============================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================
                              GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                         RYDEX U.S.                        RYDEX
                                        GOVERNMENT                       WEAKENING           U.S.       VARIABLE
 RYDEX TELECOM-          RYDEX             MONEY          RYDEX            DOLLAR        LONG SHORT      SERIES
MUNICATIONS (h)*  TRANSPORTATION (h)*   MARKET (h)*   UTILITIES (h)*  2X STRATEGY (h)*  MOMENTUM (e)*  GLOBAL (e)*
------------------------------------------------------------------------------------------------------------------

$            755  $                --  $         370  $       70,279  $             --  $          --  $        --

              --                   --             52              13                --              5           --
------------------------------------------------------------------------------------------------------------------
             755                   --            318          70,266                --             (5)          --
------------------------------------------------------------------------------------------------------------------

         (52,740)              23,842             --         102,547           (93,513)        19,964         (489)

              --                   --             34             --                 --             --           --

              --                   --             --              --                --             --           --
------------------------------------------------------------------------------------------------------------------
         (52,740)              23,842             34         102,547           (93,513)        19,964         (489)
------------------------------------------------------------------------------------------------------------------

          14,321               99,285             --       (248,518)             2,436         (7,252)      74,548
------------------------------------------------------------------------------------------------------------------
$        (37,664) $           123,127  $         352  $     (75,705)  $        (91,077) $      12,707  $    74,059
==================================================================================================================

=================================

---------------------------------
                  VARIABLE SERIES
   VARIABLE         LARGE CAP
    SERIES         CONCENTRATED
HIGH YIELD (e)*     GROWTH (e)*
---------------------------------

$            --  $             --

             --                --
---------------------------------
             --                --
---------------------------------

        252,323            26,979

             --                --

             --                --
---------------------------------
        252,323            26,979
---------------------------------

        125,795             7,639
---------------------------------
$       378,118  $         34,618
=================================

==================================================================================================================
                              GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                         RYDEX U.S.                        RYDEX
                                        GOVERNMENT                       WEAKENING           U.S.       VARIABLE
 RYDEX TELECOM-          RYDEX             MONEY          RYDEX            DOLLAR        LONG SHORT      SERIES
MUNICATIONS (h)*  TRANSPORTATION (h)*   MARKET (h)*   UTILITIES (h)*  2X STRATEGY (h)*  MOMENTUM (e)*  GLOBAL (e)*
------------------------------------------------------------------------------------------------------------------

$            755  $                --  $         318  $       70,266  $             --  $          (5) $        --
         (52,740)              23,842             34         102,547           (93,513)        19,964         (489)

          14,321               99,285             --        (248,518)            2,436         (7,252)      74,548
------------------------------------------------------------------------------------------------------------------
         (37,664)             123,127            352         (75,705)          (91,077)        12,707       74,059
------------------------------------------------------------------------------------------------------------------

           4,845                   12        392,108         167,224                (1)            --       36,331
          (5,577)             (13,577)    (4,560,069)       (248,679)          (61,723)       (27,766)      (5,201)
         263,732            1,283,518    (42,711,593)     (3,221,806)          138,589        (59,040)     579,594
------------------------------------------------------------------------------------------------------------------

         263,000            1,269,953    (46,879,554)     (3,303,261)           76,865        (86,806)     610,724
------------------------------------------------------------------------------------------------------------------
         225,336            1,393,080    (46,879,202)     (3,378,966)          (14,212)       (74,099)     684,783
------------------------------------------------------------------------------------------------------------------
         186,289              649,947     55,133,742       5,892,159           101,821        274,299       26,168
------------------------------------------------------------------------------------------------------------------
$        411,625  $         2,043,027  $   8,254,540  $    2,513,193  $         87,609  $     200,200  $   710,951
==================================================================================================================

=================================

---------------------------------
                  VARIABLE SERIES
   VARIABLE         LARGE CAP
    SERIES         CONCENTRATED
HIGH YIELD (e)*     GROWTH (e)*
---------------------------------

$            --  $             --
        252,323            26,979

        125,795             7,639
---------------------------------
        378,118            34,618
---------------------------------

          9,505         1,146,546
        (51,660)           (5,377)
      4,391,888          (574,113)
---------------------------------

      4,349,733           567,056
---------------------------------
      4,727,851           601,674
---------------------------------
        322,415                --
---------------------------------
$     5,050,266  $        601,674
=================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=====================================================================================================================
                                                         GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                 --------------------------------------------------------------------
                                                  VARIABLE      VARIABLE    VARIABLE SERIES    VARIABLE    VARIABLE
                                                   SERIES        SERIES         MANAGED         SERIES      SERIES
                                                  LARGE CAP    LARGE CAP         ASSET         MID CAP     SMALL CAP
                                                  CORE (e)*    VALUE (e)*   ALLOCATION (e)*  GROWTH (e)*  GROWTH (e)*
---------------------------------------------------------------------------------------------------------------------
Investment income:
 Income dividends from investments in
  portfolio shares ............................  $        --  $         --  $            --  $        --  $        --
Expenses:
 Mortality and expense risk fees ..............           --            --               --           --           --
---------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............          --            --               --           --           --
---------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
 in portfolio shares:
 Net realized gains (losses) on sales of
  investments in portfolio shares .............          681            --            5,200          206       (2,974)
 Net realized short-term capital gain
  distributions from investments
  in portfolio shares .........................           --            --               --           --           --
 Net realized long-term capital gain
  distributions from investments
  in portfolio shares .........................           --            --               --           --           --
---------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in
    portfolio shares ..........................          681            --            5,200          206       (2,974)
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
 (depreciation) of investments
  in portfolio shares .........................        2,386           536            4,715       43,545        4,788
---------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
    operations ................................  $     3,067  $        536  $         9,915  $    43,751  $     1,814
=====================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=====================================================================================================================
                                                         GUGGENHEIM VARIABLE INSURANCE FUNDS (d)* (CONTINUED)
                                                 --------------------------------------------------------------------
                                                  VARIABLE      VARIABLE    VARIABLE SERIES    VARIABLE    VARIABLE
                                                   SERIES        SERIES         MANAGED         SERIES      SERIES
                                                  LARGE CAP    LARGE CAP         ASSET         MID CAP     SMALL CAP
                                                  CORE (e)*    VALUE (e)*   ALLOCATION (e)*  GROWTH (e)*  GROWTH (e)*
---------------------------------------------------------------------------------------------------------------------
Changes from operations:
 Net investment income (expense) ..............  $        --  $         --  $            --  $        --  $        --
 Net realized gain (loss) on investments in
  portfolio shares ............................          681            --            5,200          206       (2,974)
 Net change in unrealized appreciation
  (depreciation) of investments
  in portfolio shares .........................        2,386           536            4,715       43,545        4,788
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
   operations .................................        3,067           536            9,915       43,751        1,814
---------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
 Net contract purchase payments (including
  breakage) ...................................       65,950        11,201           25,245       96,644           --
 Contract redemptions .........................          (80)          (10)          (3,357)     (17,640)         (30)
 Net transfers ................................      (18,124)       18,504           45,581       (4,154)      (7,546)
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
   contract owners' transactions ..............       47,746        29,695           67,469       74,850       (7,576)
---------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets ......       50,813        30,231           77,384      118,601       (5,762)
---------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............       19,850            --           48,005      299,160       37,907
---------------------------------------------------------------------------------------------------------------------
    Net assets, end of period .................  $    70,663  $     30,231  $       125,389  $   417,761  $    32,145
=====================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================
       GUGGENHEIM
   VARIABLE INSURANCE         HATTERAS
 FUNDS (d)* (CONTINUED)        FUNDS                                 INVESCO VARIABLE INSURANCE FUNDS
------------------------  ---------------  -------------------------------------------------------------------------------------
 VARIABLE     VARIABLE
  SERIES     SERIES U.S.       ALPHA                                                                       GLOBAL      GLOBAL
 SMALL CAP  INTERMEDIATE      HEDGED        BALANCED-RISK       CAPITAL          CORE      DIVERSIFIED     HEALTH       REAL
VALUE (e)*    BOND (e)*   STRATEGIES (i)*  ALLOCATION (c)*  DEVELOPMENT (j)*    EQUITY    DIVIDEND (k)*     CARE       ESTATE
--------------------------------------------------------------------------------------------------------------------------------

$       --  $         --  $        15,600  $        18,233  $             --  $   10,129  $      19,808  $       --  $    18,248

        --            --               --               --                --          11             --          70          761
--------------------------------------------------------------------------------------------------------------------------------
        --            --           15,600           18,233                --      10,118         19,808         (70)      17,487
--------------------------------------------------------------------------------------------------------------------------------

      (913)          629              (12)          20,541            22,151      42,734         87,315      80,059      (15,568)

        --            --              904              373                --          --             --          --           --

        --            --               --            7,979                --          --             --          --           --
--------------------------------------------------------------------------------------------------------------------------------
      (913)          629              892           28,893            22,151      42,734         87,315      80,059      (15,568)
--------------------------------------------------------------------------------------------------------------------------------

    64,728         2,487          (17,785)          21,055               689      62,956         40,794      15,474      660,693
--------------------------------------------------------------------------------------------------------------------------------
$   63,815  $      3,116  $        (1,293) $        68,181  $         22,840  $  115,808  $     147,917  $   95,463  $   662,612
================================================================================================================================

================================================================================================================================
       GUGGENHEIM
   VARIABLE INSURANCE         HATTERAS
 FUNDS (d)* (CONTINUED)        FUNDS                                 INVESCO VARIABLE INSURANCE FUNDS
------------------------  ---------------  -------------------------------------------------------------------------------------
 VARIABLE     VARIABLE
  SERIES     SERIES U.S.       ALPHA                                                                       GLOBAL      GLOBAL
 SMALL CAP  INTERMEDIATE      HEDGED        BALANCED-RISK       CAPITAL          CORE      DIVERSIFIED     HEALTH       REAL
VALUE (e)*    BOND (e)*   STRATEGIES (i)*  ALLOCATION (c)*  DEVELOPMENT (j)*    EQUITY    DIVIDEND (k)*     CARE       ESTATE
--------------------------------------------------------------------------------------------------------------------------------

$       --  $         --  $        15,600  $        18,233  $             --  $   10,118  $      19,808  $      (70) $    17,487
      (913)          629              892           28,893            22,151      42,734         87,315      80,059      (15,568)

    64,728         2,487          (17,785)          21,055               689      62,956         40,794      15,474      660,693
--------------------------------------------------------------------------------------------------------------------------------
    63,815         3,116           (1,293)          68,181            22,840     115,808        147,917      95,463      662,612
--------------------------------------------------------------------------------------------------------------------------------

   166,027            --          114,538           98,554              (464)    101,736        130,233     571,706      179,434
    (7,318)       (4,037)            (799)         (98,508)           (1,365)     (9,075)       (54,355)    (37,692)    (317,398)
   315,204        19,764          113,505        3,189,212          (320,947)   (152,611)       593,204    (764,461)   1,361,465
--------------------------------------------------------------------------------------------------------------------------------

   473,913        15,727          227,244        3,189,258          (322,776)    (59,950)       669,082    (230,447)   1,223,501
--------------------------------------------------------------------------------------------------------------------------------
   537,728        18,843          225,951        3,257,439          (299,936)     55,858        816,999    (134,984)   1,886,113
--------------------------------------------------------------------------------------------------------------------------------
   140,206        51,252               --               --           299,936     800,789        483,149     347,533    2,020,298
--------------------------------------------------------------------------------------------------------------------------------
$  677,934  $     70,095  $       225,951  $     3,257,439  $             --  $  856,647  $   1,300,148  $  212,549  $ 3,906,411
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=================================================================================================================================
                                                                          INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)
                                                             --------------------------------------------------------------------
                                                                                                            MID
                                                              GOVERNMENT       HIGH       INTERNATIONAL  CAP CORE       MONEY
                                                              SECURITIES       YIELD         GROWTH       EQUITY     MARKET (c)*
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Income dividends from investments in portfolio shares ..... $     41,552  $     251,912  $      55,456  $      --  $      16,814
Expenses:
 Mortality and expense risk fees ...........................           --            272             --         --            306
---------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .........................       41,552        251,640         55,456         --         16,508
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
 portfolio shares:
 Net realized gains (losses) on sales of investments
  in portfolio shares ......................................       42,172      1,638,015       (123,558)   (26,944)            --
 Net realized short-term capital gain distributions
  from investments in portfolio shares .....................           --             --             --         --             --
 Net realized long-term capital gain distributions
  from investments in portfolio shares .....................           --             --             --      6,784             --
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in
   portfolio shares ........................................       42,172      1,638,015       (123,558)   (20,160)            --
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
 of investments in portfolio shares ........................      (32,684)       (83,822)       560,084     88,776             --
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations .... $     51,040  $   1,805,833  $     491,982  $  68,616  $      16,508
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=================================================================================================================================
                                                                          INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)
                                                             --------------------------------------------------------------------
                                                                                                            MID
                                                              GOVERNMENT       HIGH       INTERNATIONAL  CAP CORE       MONEY
                                                              SECURITIES       YIELD         GROWTH       EQUITY     MARKET (c)*
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
 Net investment income (expense) ........................... $     41,552  $     251,640  $      55,456  $      --  $      16,508
 Net realized gain (loss) on investments in
  portfolio shares .........................................       42,172      1,638,015       (123,558)   (20,160)            --
 Net change in unrealized appreciation
  (depreciation) of investments
  in portfolio shares ......................................      (32,684)       (83,822)       560,084     88,776             --
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
   operations ..............................................       51,040      1,805,833        491,982     68,616         16,508
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
 Net contract purchase payments (including breakage) .......       86,063        825,772        549,366    178,140    141,627,893
 Contract redemptions ......................................     (127,922)      (672,303)      (290,425)   (38,120)   (15,402,105)
 Net transfers .............................................   (1,596,185)   (19,173,711)     2,195,478    106,085    (45,887,396)
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
   contract owners' transactions ...........................   (1,638,044)   (19,020,242)     2,454,419    246,105     80,338,392
---------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets ...................   (1,587,004)   (17,214,409)     2,946,401    314,721     80,354,900
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................    2,688,037     21,982,860      2,536,405    588,106             --
---------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period .............................. $  1,101,033  $   4,768,451  $   5,482,806  $ 902,827  $  80,354,900
=================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

======================================================================================================================
            INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                  IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
------------------------------------------------------------------  --------------------------------------------------
                        VAN KAMPEN  VAN KAMPEN      VAN KAMPEN
            VAN KAMPEN  EQUITY AND  GROWTH AND        VALUE             ASSET                              DIVIDEND
TECHNOLOGY   COMSTOCK     INCOME      INCOME    OPPORTUNITIES (i)*    STRATEGY     BALANCED     BOND     OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------------

$       --  $    5,574  $    8,881  $   12,797  $            2,814  $     75,138  $    6,032  $   9,970  $       8,336

        14          --          --          --                  --            --          --         --             --
----------------------------------------------------------------------------------------------------------------------
       (14)      5,574       8,881      12,797               2,814        75,138       6,032      9,970          8,336
----------------------------------------------------------------------------------------------------------------------

   (63,317)     32,595      15,937      37,424              18,435       359,714      11,717      8,260         38,391

        --          --          --          --                  --            --          --        236             --

        --          --          --          --                  --            --      21,845      2,293             --
----------------------------------------------------------------------------------------------------------------------
   (63,317)     32,595      15,937      37,424              18,435       359,714      33,562     10,789         38,391
----------------------------------------------------------------------------------------------------------------------

    16,005       7,567       7,351       3,061               8,797       672,043      26,733        745         50,214
----------------------------------------------------------------------------------------------------------------------
$  (47,326) $   45,736  $   32,169  $   53,282  $           30,046  $  1,106,895  $   66,327  $  21,504  $      96,941
======================================================================================================================

======================================================================================================================
            INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                  IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
------------------------------------------------------------------  --------------------------------------------------
                        VAN KAMPEN  VAN KAMPEN      VAN KAMPEN
            VAN KAMPEN  EQUITY AND  GROWTH AND        VALUE             ASSET                              DIVIDEND
TECHNOLOGY   COMSTOCK     INCOME      INCOME    OPPORTUNITIES (i)*    STRATEGY     BALANCED     BOND     OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------------

$      (14) $    5,574  $    8,881  $   12,797  $            2,814  $     75,138  $    6,032  $   9,970  $       8,336
   (63,317)     32,595      15,937      37,424              18,435       359,714      33,562     10,789         38,391

    16,005       7,567       7,351       3,061               8,797       672,043      26,733        745         50,214
----------------------------------------------------------------------------------------------------------------------
   (47,326)     45,736      32,169      53,282              30,046     1,106,895      66,327     21,504         96,941
----------------------------------------------------------------------------------------------------------------------

    17,147      23,378     133,416     211,181                  --       792,961     122,595    141,276         12,915
   (18,280)    (15,933)     (1,196)     (4,904)             (1,787)     (430,035)   (134,706)   (15,649)      (182,844)
   168,558      91,356     134,180     (26,226)             83,635    (1,392,619)    312,496    151,045       (444,617)
----------------------------------------------------------------------------------------------------------------------

   167,425      98,801     266,400     180,051              81,848    (1,029,693)    300,385    276,672       (614,546)
----------------------------------------------------------------------------------------------------------------------
   120,099     144,537     298,569     233,333             111,894        77,202     366,712    298,176       (517,605)
----------------------------------------------------------------------------------------------------------------------
    96,184     160,239     136,566     395,877               5,384     6,533,695     384,431    199,382        726,653
----------------------------------------------------------------------------------------------------------------------
$  216,283  $  304,776  $  435,135  $  629,210  $          117,278  $  6,610,897  $  751,143  $ 497,558  $     209,048
======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===============================================================================================================================
                                                                    IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (CONTINUED)
                                                         ----------------------------------------------------------------------
                                                                                          GLOBAL
                                                                            GLOBAL        NATURAL                      HIGH
                                                            ENERGY           BOND        RESOURCES       GROWTH       INCOME
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $          --  $      16,713  $          --  $         97  $   165,331
Expenses:
  Mortality and expense risk fees .....................             --             --             --            --           --
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................             --         16,713             --            97      165,331
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................         12,072          3,846       (127,791)        1,651       14,311
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............             --            574             --         2,121           --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............             --             --         17,718         9,383           --
-------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................         12,072          4,420       (110,073)       13,155       14,311
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ..................          2,546         (5,871)       104,920          (534)     353,240
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $      14,618  $      15,262  $      (5,153) $     12,718  $   532,882
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===============================================================================================================================
                                                                   IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (CONTINUED)
                                                         ----------------------------------------------------------------------
                                                                                          GLOBAL
                                                                            GLOBAL        NATURAL                      HIGH
                                                            ENERGY           BOND        RESOURCES       GROWTH       INCOME
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $          --  $      16,713  $          --  $         97  $   165,331
  Net realized gain (loss) on investments in
    portfolio shares ..................................         12,072          4,420       (110,073)       13,155       14,311
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................          2,546         (5,871)       104,920          (534)     353,240
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................         14,618         15,262         (5,153)       12,718      532,882
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................         35,315            404        121,756         3,144      554,422
  Contract redemptions ................................        (25,286)        (6,808)       (21,652)      (12,662)    (137,371)
  Net transfers .......................................        563,557        586,054        410,178        41,442    4,155,544
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................        573,586        579,650        510,282        31,924    4,572,595
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........        588,204        594,912        505,129        44,642    5,105,477
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................        488,005         91,250        338,694        90,075    1,502,523
-------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $   1,076,209  $     686,162  $     843,823  $    134,717  $ 6,608,000
===============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================
        IVY FUNDS INSURANCE
       PORTFOLIOS (CONTINUED)                              JANUS ASPEN SERIES - INSTITUTIONAL
------------------------------------  ----------------------------------------------------------------------------
                                                                                                        PERKINS
  MID CAP    SCIENCE AND                                                                                MID CAP
  GROWTH      TECHNOLOGY     VALUE     BALANCED    ENTERPRISE       FORTY        JANUS     OVERSEAS      VALUE
------------------------------------  ----------------------------------------------------------------------------

$        --  $        --  $    7,036  $  193,223  $          --  $    11,428  $    4,248  $    36,363  $    56,998

         --           --          --          --          1,336           --         546           18           --
------------------------------------------------------------------------------------------------------------------
         --           --       7,036     193,223         (1,336)      11,428       3,702       36,345       56,998
------------------------------------------------------------------------------------------------------------------

    (69,906)     (20,098)     11,356     136,557        388,096       65,293     104,511     (368,055)     269,552

      7,524           --         270          --             --           --          --           --           --

    156,829       28,789      42,931     471,954             --           --      14,198      540,265      368,024
------------------------------------------------------------------------------------------------------------------
     94,447        8,691      54,557     608,511        388,096       65,293     118,709      172,210      637,576
------------------------------------------------------------------------------------------------------------------

    108,518       89,639      34,389      67,322         70,719      221,048      33,475      575,032      (88,739)
------------------------------------------------------------------------------------------------------------------
$   202,965  $    98,330  $   95,982  $  869,056  $     457,479  $   297,769  $  155,886  $   783,587  $   605,835
==================================================================================================================

==================================================================================================================
        IVY FUNDS INSURANCE
       PORTFOLIOS (CONTINUED)                              JANUS ASPEN SERIES - INSTITUTIONAL
------------------------------------  ----------------------------------------------------------------------------
                                                                                                        PERKINS
  MID CAP    SCIENCE AND                                                                                MID CAP
  GROWTH      TECHNOLOGY     VALUE     BALANCED    ENTERPRISE       FORTY        JANUS     OVERSEAS      VALUE
------------------------------------  ----------------------------------------------------------------------------

$        --  $        --  $    7,036  $  193,223  $      (1,336) $    11,428  $    3,702  $    36,345  $    56,998
     94,447        8,691      54,557     608,511        388,096       65,293     118,709      172,210      637,576

    108,518       89,639      34,389      67,322         70,719      221,048      33,475      575,032      (88,739)
------------------------------------------------------------------------------------------------------------------
    202,965       98,330      95,982     869,056        457,479      297,769     155,886      783,587      605,835
------------------------------------------------------------------------------------------------------------------

    284,853       45,350       6,457     135,786         88,935       86,839      56,120      776,280      533,903
    (28,265)      (4,267)    (14,754)   (471,610)      (157,079)     (32,676)    (81,005)    (327,209)    (348,787)
   (430,990)      83,503     (59,087)    171,851        898,055      240,259    (379,416)  (1,352,477)    (270,855)
------------------------------------------------------------------------------------------------------------------

   (174,402)     124,586     (67,384)   (163,973)       829,911      294,422    (404,301)    (903,406)     (85,739)
------------------------------------------------------------------------------------------------------------------
     28,563      222,916      28,598     705,083      1,287,390      592,191    (248,415)    (119,819)     520,096
------------------------------------------------------------------------------------------------------------------
  1,564,783      366,818     517,546   6,524,569      2,491,786    1,344,721     941,376    5,761,242    5,531,256
------------------------------------------------------------------------------------------------------------------
$ 1,593,346  $   589,734  $  546,144  $7,229,652  $   3,779,176  $ 1,936,912  $  692,961  $ 5,641,423  $ 6,051,352
==================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                          JANUS ASPEN
                                                             SERIES
                                                         INSTITUTIONAL    JANUS ASPEN
                                                          (CONTINUED)   SERIES - SERVICE           LAZARD RETIREMENT SERIES
                                                         -------------  ----------------  ----------------------------------------
                                                                                                                        MULTI-ASSET
                                                                                             EMERGING                    TARGETED
                                                                            FLEXIBLE          MARKETS    INTERNATIONAL  VOLATILITY
                                                           WORLDWIDE       BOND (c)*          EQUITY         EQUITY         (a)*
------------------------------------------------------------------------ -------------- -------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $       3,525  $         41,654  $     213,303  $      38,793  $         1
Expenses:
  Mortality and expense risk fees .....................            815                --             23             --           --
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................          2,710            41,654        213,280         38,793            1
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................        (21,933)          (30,070)        85,337         37,290           --
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............             --             6,563             --             --           15
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............             --            26,256        154,861             --           --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................        (21,933)            2,749        240,198         37,290           15
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .....................         88,965             3,558      1,690,929        256,549          (51)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $      69,742  $         47,961  $   2,144,407  $     332,632  $       (35)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                          JANUS ASPEN
                                                             SERIES
                                                         INSTITUTIONAL    JANUS ASPEN
                                                          (CONTINUED)   SERIES - SERVICE           LAZARD RETIREMENT SERIES
                                                         -------------  ----------------  ----------------------------------------
                                                                                                                        MULTI-ASSET
                                                                                             EMERGING                    TARGETED
                                                                            FLEXIBLE          MARKETS    INTERNATIONAL  VOLATILITY
                                                           WORLDWIDE        BOND (c)*         EQUITY         EQUITY         (a)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $       2,710  $         41,654  $     213,280  $      38,793  $         1
  Net realized gain (loss) on investments in
    portfolio shares ..................................        (21,933)            2,749        240,198         37,290           15
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................         88,965             3,558      1,690,929        256,549          (51)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................         69,742            47,961      2,144,407        332,632          (35)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................         10,030           302,479      1,131,435        344,311           --
  Contract redemptions ................................        (33,405)           (8,500)      (638,513)       (20,891)          --
  Net transfers .......................................        (76,913)          336,687      2,696,702      1,095,665        8,772
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................       (100,288)          630,666      3,189,624      1,419,085        8,772
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........        (30,546)          678,627      5,334,031      1,751,717        8,737
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................        404,794                --      8,772,184        861,053           --
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $     374,248  $        678,627  $  14,106,215  $   2,612,770  $     8,737
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================
                                                                                                             LEGG MASON
                                                                                                              PARTNERS
   LAZARD RETIREMENT                                                                                          VARIABLE
   SERIES (CONTINUED)                       LEGG MASON PARTNERS VARIABLE EQUITY TRUST                       INCOME TRUST
------------------------  -------------------------------------------------------------------------------  --------------
   US                                  CLEARBRIDGE  CLEARBRIDGE                                                WESTERN
SMALL-MID         US      CLEARBRIDGE    EQUITY     FUNDAMENTAL  CLEARBRIDGE  CLEARBRIDGE     DYNAMIC           ASSET
   CAP        STRATEGIC   AGGRESSIVE     INCOME       ALL CAP     LARGE CAP    SMALL CAP       MULTI-        GLOBAL HIGH
 EQUITY         EQUITY      GROWTH       BUILDER       VALUE       GROWTH      GROWTH (c)*  STRATEGY (c)*    YIELD BOND
-------------------------------------------------------------------------------------------------------------------------

$        --  $     1,401  $    4,312   $    39,912  $     7,523  $     3,648  $       245   $          24    $  1,099,753

         --           --          --            --           --           --           --              --              --
-------------------------------------------------------------------------------------------------------------------------
         --        1,401       4,312        39,912        7,523        3,648          245              24       1,099,753
-------------------------------------------------------------------------------------------------------------------------

    (60,985)          54      49,871       136,894       10,872       52,036       21,581              --         396,504

     22,195           --          --            --           --        3,327          895              --              --

    111,946           --      39,425            --           --       31,014       12,487              --              --
-------------------------------------------------------------------------------------------------------------------------
     73,156           54      89,296       136,894       10,872       86,377       34,963              --         396,504
-------------------------------------------------------------------------------------------------------------------------

    (24,816)      14,229      86,853       (28,698)      47,708      (33,027)      (2,125)            (16)       (131,849)
-------------------------------------------------------------------------------------------------------------------------
$    48,340  $    15,684  $  180,461   $   148,108  $    66,103  $    56,998  $    33,083   $           8    $  1,364,408
=========================================================================================================================

=========================================================================================================================
                                                                                                             LEGG MASON
                                                                                                              PARTNERS
   LAZARD RETIREMENT                                                                                          VARIABLE
   SERIES (CONTINUED)                       LEGG MASON PARTNERS VARIABLE EQUITY TRUST                       INCOME TRUST
------------------------  -------------------------------------------------------------------------------  --------------
   US                                  CLEARBRIDGE  CLEARBRIDGE                                                WESTERN
SMALL-MID         US      CLEARBRIDGE    EQUITY     FUNDAMENTAL  CLEARBRIDGE  CLEARBRIDGE     DYNAMIC            ASSET
   CAP        STRATEGIC   AGGRESSIVE     INCOME       ALL CAP     LARGE CAP    SMALL CAP       MULTI-        GLOBAL HIGH
 EQUITY         EQUITY      GROWTH       BUILDER       VALUE       GROWTH      GROWTH (c)*  STRATEGY (c)*     YIELD BOND
-------------------------------------------------------------------------------------------------------------------------

$        --  $     1,401  $     4,312  $    39,912  $     7,523  $     3,648  $       245   $          24    $  1,099,753
     73,156           54       89,296      136,894       10,872       86,377       34,963              --         396,504

    (24,816)      14,229       86,853      (28,698)      47,708      (33,027)      (2,125)            (16)       (131,849)
-------------------------------------------------------------------------------------------------------------------------
     48,340       15,684      180,461      148,108       66,103       56,998       33,083               8       1,364,408
-------------------------------------------------------------------------------------------------------------------------

     20,088           --      151,859      381,389          700      124,990       16,830               1         261,568
     (6,790)         (86)     (85,612)    (175,504)     (58,582)     (37,862)     (57,741)             --        (653,371)
   (121,469)      (3,262)    (166,542)     744,090       (8,609)     109,520      256,091           2,250      15,481,779
-------------------------------------------------------------------------------------------------------------------------

   (108,171)      (3,348)    (100,295)     949,975      (66,491)     196,648      215,180           2,251      15,089,976
-------------------------------------------------------------------------------------------------------------------------
    (59,831)      12,336       80,166    1,098,083         (388)     253,646      248,263           2,259      16,454,384
-------------------------------------------------------------------------------------------------------------------------
    456,395      114,646      970,325      509,682      450,685      102,225           --              --         963,391
-------------------------------------------------------------------------------------------------------------------------
$   396,564  $   126,982  $ 1,050,491  $ 1,607,765  $   450,297  $   355,871  $   248,263   $       2,259    $ 17,417,775
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                          LEGG MASON
                                                           PARTNERS
                                                           VARIABLE
                                                         INCOME TRUST
                                                          (CONTINUED)                       LORD ABBETT SERIES FUND
                                                         -------------  -----------------------------------------------------------
                                                            WESTERN
                                                             ASSET                                                        GROWTH
                                                           STRATEGIC           BOND          CAPITAL        CLASSIC         AND
                                                              BOND          DEBENTURE       STRUCTURE        STOCK        INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $      50,794  $        520,802  $      10,573  $       3,302  $    14,654
Expenses:
  Mortality and expense risk fees .....................             --                --              5             --          414
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................         50,794           520,802         10,568          3,302       14,240
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................         16,278            34,187         31,801         14,765       (7,537)
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............             --            16,236             --             --           --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............             --            95,238             --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................         16,278           145,661         31,801         14,765       (7,537)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .....................         43,517           (25,733)           (24)        27,781      151,837
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $     110,589  $        640,730  $      42,345  $      45,848  $   158,540
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                          LEGG MASON
                                                           PARTNERS
                                                           VARIABLE
                                                         INCOME TRUST
                                                          (CONTINUED)                       LORD ABBETT SERIES FUND
                                                         -------------  -----------------------------------------------------------
                                                            WESTERN
                                                             ASSET                                                        GROWTH
                                                           STRATEGIC           BOND          CAPITAL        CLASSIC         AND
                                                              BOND          DEBENTURE       STRUCTURE        STOCK        INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $      50,794  $        520,802  $      10,568  $       3,302  $    14,240
  Net realized gain (loss) on investments in
    portfolio shares ..................................         16,278           145,661         31,801         14,765       (7,537)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................         43,517           (25,733)           (24)        27,781      151,837
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................        110,589           640,730         42,345         45,848      158,540
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................          2,453           549,313              2        110,908      175,737
  Contract redemptions ................................        (50,721)         (220,351)       (21,352)       (24,963)     (16,345)
  Net transfers .......................................        712,121         1,384,295        (49,679)      (117,934)     (24,122)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................        663,853         1,713,257        (71,029)       (31,989)     135,270
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........        774,442         2,353,987        (28,684)        13,859      293,810
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................      1,136,892         7,526,279        349,620        306,344    1,237,997
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $   1,911,334  $      9,880,266  $     320,936  $     320,203  $ 1,531,807
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
 LORD ABBETT
 SERIES FUND                                                                                          NEUBERGER BERMAN ADVISERS
 (CONTINUED)                                   NATIONWIDE VARIABLE INSURANCE TRUST                         MANAGEMENT TRUST
-------------                 ---------------------------------------------------------------------   -------------------------
INTERNATIONAL      MERGER         BOND      INTERNATIONAL     MID CAP       S&P 500      SMALL CAP     LARGE CAP      MID-CAP
OPPORTUNITIES     FUND VL        INDEX          INDEX          INDEX         INDEX         INDEX       VALUE (m)*     GROWTH
-------------------------------------------------------------------------------------------------------------------------------

$      19,178   $        --   $    52,912   $      67,492   $    20,867   $    78,431   $    27,235   $     5,925   $        --

           --            --            --              --            --            --            --            62            --
-------------------------------------------------------------------------------------------------------------------------------
       19,178            --        52,912          67,492        20,867        78,431        27,235         5,863            --
-------------------------------------------------------------------------------------------------------------------------------

       12,094      (100,453)       77,761          23,290       111,868       151,675       123,032        42,014       226,162

           --        83,019         4,780              --         3,897            --            --            --            --

       16,104            --        14,298              --        96,979            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
       28,198       (17,434)       96,839          23,290       212,744       151,675       123,032        42,014       226,162
-------------------------------------------------------------------------------------------------------------------------------

       56,813       145,267       (69,645)        280,573        26,936       224,702        78,331       173,018       101,285
-------------------------------------------------------------------------------------------------------------------------------
$     104,189   $   127,833   $    80,106   $     371,355   $   260,547   $   454,808   $   228,598   $   220,895   $   327,447
===============================================================================================================================

===============================================================================================================================
 LORD ABBETT
 SERIES FUND                                                                                          NEUBERGER BERMAN ADVISERS
 (CONTINUED)                                NATIONWIDE VARIABLE INSURANCE TRUST                            MANAGEMENT TRUST
-------------                 ---------------------------------------------------------------------   -------------------------
INTERNATIONAL      MERGER         BOND      INTERNATIONAL     MID CAP       S&P 500      SMALL CAP     LARGE CAP      MID-CAP
OPPORTUNITIES     FUND VL        INDEX          INDEX          INDEX         INDEX         INDEX       VALUE (m)*     GROWTH
-------------------------------------------------------------------------------------------------------------------------------

$      19,178   $        --   $    52,912   $      67,492   $    20,867   $    78,431   $    27,235   $     5,863   $        --
       28,198       (17,434)       96,839          23,290       212,744       151,675       123,032        42,014       226,162

       56,813       145,267       (69,645)        280,573        26,936       224,702        78,331       173,018       101,285
-------------------------------------------------------------------------------------------------------------------------------
      104,189       127,833        80,106         371,355       260,547       454,808       228,598       220,895       327,447
-------------------------------------------------------------------------------------------------------------------------------

      143,032       606,765       222,644         163,776        13,998       226,611        92,739        20,700     1,066,227
      (10,978)     (135,648)     (417,374)       (145,892)     (132,162)     (294,041)      (98,962)      (97,621)     (137,622)
      296,038       693,059      (698,638)        324,021       398,166       382,558       343,812      (800,365)      175,901
-------------------------------------------------------------------------------------------------------------------------------

      428,092     1,164,176      (893,368)        341,905       280,002       315,128       337,589      (877,286)    1,104,506
-------------------------------------------------------------------------------------------------------------------------------
      532,281     1,292,009      (813,262)        713,260       540,549       769,936       566,187      (656,391)    1,431,953
-------------------------------------------------------------------------------------------------------------------------------
      201,792     4,201,116     2,782,036       1,905,209     1,262,502     3,141,823     1,249,013     1,752,740     2,694,154
-------------------------------------------------------------------------------------------------------------------------------
$     734,073   $ 5,493,125   $ 1,968,774   $   2,618,469   $ 1,803,051   $ 3,911,759   $ 1,815,200   $ 1,096,349   $ 4,126,107
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===============================================================================================================================
                                                                                                                     NORTHERN
                                                                                                                      LIGHTS
                                                                                                                     VARIABLE
                                                          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)       TRUST
                                                         ---------------------------------------------------------  -----------
                                                             MID CAP        SHORT
                                                           INTRINSIC      DURATION       SMALL-CAP      SOCIALLY     ADAPTIVE
                                                           VALUE (n)*       BOND          GROWTH       RESPONSIVE   ALLOCATION
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $       2,353  $      51,937  $          --  $      2,782  $     2,366
Expenses:
  Mortality and expense risk fees .....................             --             22             --            --           --
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................          2,353         51,915             --         2,782        2,366
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................          3,748        (24,075)       (29,028)       30,511      (13,409)
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............             --             --             --            --        3,694
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............        101,292             --             --            --           --
-------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................        105,040        (24,075)       (29,028)       30,511       (9,715)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .....................        (71,962)        32,055         75,936        73,416      (17,925)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $      35,431  $      59,895  $      46,908  $    106,709  $   (25,274)
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===============================================================================================================================
                                                                                                                     NORTHERN
                                                                                                                      LIGHTS
                                                                                                                     VARIABLE
                                                          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (CONTINUED)       TRUST
                                                         ---------------------------------------------------------  -----------
                                                             MID CAP        SHORT
                                                           INTRINSIC      DURATION       SMALL-CAP      SOCIALLY     ADAPTIVE
                                                           VALUE (n)*       BOND          GROWTH       RESPONSIVE   ALLOCATION
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $       2,353  $      51,915  $          --  $      2,782  $     2,366
  Net realized gain (loss) on investments in
    portfolio shares ..................................        105,040        (24,075)       (29,028)       30,511       (9,715)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................        (71,962)        32,055         75,936        73,416      (17,925)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................         35,431         59,895         46,908       106,709      (25,274)
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................            384        189,811         93,440        54,822       41,569
  Contract redemptions ................................        (28,762)       (66,082)       (15,622)      (34,862)     (46,208)
  Net transfers .......................................         83,091       (458,269)        93,948       352,935     (260,327)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................         54,713       (334,540)       171,766       372,895     (264,966)
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........         90,144       (274,645)       218,674       479,604     (290,240)
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................        264,603      1,211,602        543,933       872,761      591,582
-------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $     354,747  $     936,957  $     762,607  $  1,352,365  $   301,342
===============================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                          NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
    AVANT               BCM             BCM              BCM                      INNEALTA      INNEALTA
 GOLD BULLION       DECATHLON        DECATHLON        DECATHLON     CHANGING      COUNTRY        SECTOR         JNF          JNF
STRATEGY VP (o)*  AGGRESSIVE (c)* CONSERVATIVE (c)* MODERATE (c)*  PARAMETERS   ROTATION (a)* ROTATION (a)*   BALANCED     EQUITY
-----------------------------------------------------------------------------------------------------------------------------------

$           --    $           --  $             --  $         --   $  266,614   $         --  $         --   $    7,027  $    3,001

            --                --                --            --           --             --            --          636       1,841
-----------------------------------------------------------------------------------------------------------------------------------
            --                --                --            --      266,614             --            --        6,391       1,160
-----------------------------------------------------------------------------------------------------------------------------------

      (115,570)                7               938            21      (28,960)            --            --       22,829      19,804

            --                --                --            --           --             --            --           --          --

            --                --                --            --           --             --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
      (115,570)                7               938            21      (28,960)            --            --       22,829      19,804
-----------------------------------------------------------------------------------------------------------------------------------

       148,303            70,998             6,774        62,244    1,007,492            365           351       (4,372)     51,018
-----------------------------------------------------------------------------------------------------------------------------------
$       32,733    $       71,005  $          7,712  $     62,265   $1,245,146   $        365  $        351   $   24,848  $   71,982
===================================================================================================================================

===================================================================================================================================
                                          NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
    AVANT               BCM             BCM              BCM                     INNEALTA      INNEALTA
 GOLD BULLION       DECATHLON        DECATHLON        DECATHLON     CHANGING      COUNTRY       SECTOR          JNF         JNF
STRATEGY VP (o)*  AGGRESSIVE (c)* CONSERVATIVE (c)* MODERATE (c)*  PARAMETERS   ROTATION (a)* ROTATION (a)*   BALANCED     EQUITY
-----------------------------------------------------------------------------------------------------------------------------------

$           --    $           --  $             --  $         --   $   266,614  $         --  $         --   $    6,391  $    1,160
      (115,570)                7               938            21       (28,960)           --            --       22,829      19,804

       148,303            70,998             6,774        62,244     1,007,492           365           351       (4,372)     51,018
-----------------------------------------------------------------------------------------------------------------------------------
        32,733            71,005             7,712        62,265     1,245,146           365           351       24,848      71,982
-----------------------------------------------------------------------------------------------------------------------------------

        74,147         3,285,016         4,342,675     5,895,204       200,238            --            --      270,878      46,249
       (75,008)             (271)          (86,535)      (51,160)     (658,688)           (5)           (5)     (38,367)    (19,014)
    (1,475,644)               --           451,409       262,110        76,716        63,077        62,566      (44,150)    472,192
-----------------------------------------------------------------------------------------------------------------------------------

    (1,476,505)        3,284,745         4,707,549     6,106,154      (381,734)       63,072        62,561      188,361     499,427
-----------------------------------------------------------------------------------------------------------------------------------
    (1,443,772)        3,355,750         4,715,261     6,168,419       863,412        63,437        62,912      213,209     571,409
-----------------------------------------------------------------------------------------------------------------------------------
     1,443,772                --                --            --    13,776,035            --            --      237,670     340,000
-----------------------------------------------------------------------------------------------------------------------------------
$           --    $    3,355,750  $      4,715,261  $  6,168,419   $14,639,447  $     63,437  $     62,912   $  450,879  $  911,409
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=================================================================================================================================
                                                                        NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
                                                         ------------------------------------------------------------------------
                                                                                                            TOPS          TOPS
                                                             JNF                                          BALANCED      BALANCED
                                                            MONEY          MARINER           POWER           ETF           ETF
                                                          MARKET (p)*   HYMAN BECK (a)*   INCOME (c)*      CLASS 1       CLASS 2
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $         491  $            --  $          --  $        705  $        --
Expenses:
  Mortality and expense risk fees .....................            302               --             --            --           --
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................            189               --             --           705           --
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................             --               --          5,554          (836)     (27,181)
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............             --               --             --            --           --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............             --               --             --            --           --
---------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................             --               --          5,554          (836)     (27,181)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .....................             --               10         58,824        78,666           --
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $         189  $            10  $      64,378  $     78,535  $   (27,181)
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=================================================================================================================================
                                                                        NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
                                                         ------------------------------------------------------------------------
                                                                                                            TOPS          TOPS
                                                             JNF                                          BALANCED      BALANCED
                                                            MONEY          MARINER           POWER           ETF           ETF
                                                          MARKET (p)*   HYMAN BECK (a)*   INCOME (c)*      CLASS 1       CLASS 2
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $         189  $            --  $          --  $        705  $        --
  Net realized gain (loss) on investments in
    portfolio shares ..................................             --               --          5,554          (836)     (27,181)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................             --               10         58,824        78,666           --
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................            189               10         64,378        78,535      (27,181)
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................     54,167,734               --      1,523,242       369,457           --
  Contract redemptions ................................     (8,094,210)              --       (238,601)         (329)      (8,500)
  Net transfers .......................................  $(152,070,229)           3,772      2,161,644     1,359,010       35,681
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................   (105,996,705)           3,772      3,446,285     1,728,138       27,181
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........   (105,996,516)           3,782      3,510,663     1,806,673           --
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................    105,996,516               --             --            --           --
---------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $          --  $         3,782  $   3,510,663  $  1,806,673  $        --
=================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                        NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
    TOPS             TOPS         TOPS          TOPS         TOPS          TOPS          TOPS         TOPS           TOPS
   CAPITAL         CAPITAL       GROWTH        GROWTH      MODERATE      MODERATE     PROTECTED     PROTECTED     PROTECTED
PRESERVATION     PRESERVATION      ETF          ETF       GROWTH ETF    GROWTH ETF   BALANCED ETF  BALANCED ETF   GROWTH ETF
 ETF CLASS 1      ETF CLASS 2    CLASS 1      CLASS 2       CLASS 1       CLASS 2       CLASS 1       CLASS 2       CLASS 1
-----------------------------------------------------------------------------------------------------------------------------

$          113  $         881  $       447  $         74  $     1,579  $         --  $      4,662  $         26  $     14,515

            --             --           --            --           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------
           113            881          447            74        1,579            --         4,662            26        14,515
-----------------------------------------------------------------------------------------------------------------------------

             2            (39)          36            --           20          (117)       49,066            --        10,771

            --             --          918           152           --            --            --            --            --

            --             --           --            --           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------
             2            (39)         954           152           20          (117)       49,066            --        10,771
-----------------------------------------------------------------------------------------------------------------------------

         1,548         17,250       34,754         2,958       72,883            --       190,837         2,664     1,332,056
-----------------------------------------------------------------------------------------------------------------------------
$        1,663  $      18,092  $    36,155  $      3,184  $    74,482  $       (117) $    244,565  $      2,690  $  1,357,342
=============================================================================================================================

=============================================================================================================================
                                        NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
    TOPS             TOPS         TOPS          TOPS         TOPS          TOPS          TOPS         TOPS           TOPS
   CAPITAL         CAPITAL       GROWTH        GROWTH      MODERATE      MODERATE     PROTECTED     PROTECTED     PROTECTED
PRESERVATION     PRESERVATION      ETF          ETF       GROWTH ETF    GROWTH ETF   BALANCED ETF  BALANCED ETF   GROWTH ETF
 ETF CLASS 1      ETF CLASS 2    CLASS 1      CLASS 2       CLASS 1       CLASS 2       CLASS 1       CLASS 2       CLASS 1
-----------------------------------------------------------------------------------------------------------------------------

$          113  $         881  $       447  $         74  $     1,579  $         --  $      4,662  $         26  $     14,515
             2            (39)         954           152           20          (117)       49,066            --        10,771

         1,548         17,250       34,754         2,958       72,883            --       190,837         2,664     1,332,056
-----------------------------------------------------------------------------------------------------------------------------
         1,663         18,092       36,155         3,184       74,482          (117)      244,565         2,690     1,357,342
-----------------------------------------------------------------------------------------------------------------------------

            --          4,143      230,000            --      400,000            --     5,865,091             1    13,877,477
          (150)       (12,264)        (363)         (435)        (310)           --      (304,237)           --      (363,372)
        46,812        589,353           --        57,994           --           117    (1,175,574)      110,259            --
-----------------------------------------------------------------------------------------------------------------------------

        46,662        581,232      229,637        57,559      399,690           117     4,385,280       110,260    13,514,105
-----------------------------------------------------------------------------------------------------------------------------
        48,325        599,324      265,792        60,743      474,172            --     4,629,845       112,950    14,871,447
-----------------------------------------------------------------------------------------------------------------------------
            --             --      105,691            --      462,387            --       685,691            --     9,240,418
-----------------------------------------------------------------------------------------------------------------------------
$       48,325  $     599,324    $ 371,483  $     60,743  $   936,559  $         --  $  5,315,536  $    112,950  $ 24,111,865
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=================================================================================================================================
                                                                        NORTHERN LIGHTS                   OPPENHEIMER VARIABLE
                                                                   VARIABLE TRUST (CONTINUED)                 ACCOUNT FUNDS
                                                         ---------------------------------------------  -------------------------
                                                             TOPS            TOPS             TOPS
                                                           PROTECTED       PROTECTED       PROTECTED
                                                          GROWTH ETF      MOD GROWTH       MOD GROWTH                    CORE
                                                            CLASS 2       ETF CLASS 1     ETF CLASS 2     BALANCED       BOND
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $          --  $         6,337  $         809  $         --  $   112,793
Expenses:
  Mortality and expense risk fees .....................             --               --             --            --           --
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................             --            6,337            809            --      112,793
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................            271           18,343             11            --       11,223
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............             --               --             --            --           --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............             --               --             --            --           --
---------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................            271           18,343             11            --       11,223
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .....................             --          218,127         61,777         1,079       41,105
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $         271  $       242,807  $      62,597  $      1,079  $   165,121
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=================================================================================================================================
                                                                        NORTHERN LIGHTS                   OPPENHEIMER VARIABLE
                                                                   VARIABLE TRUST (CONTINUED)                 ACCOUNT FUNDS
                                                         ---------------------------------------------  -------------------------
                                                             TOPS            TOPS             TOPS
                                                           PROTECTED       PROTECTED       PROTECTED
                                                          GROWTH ETF      MOD GROWTH       MOD GROWTH                    CORE
                                                            CLASS 2       ETF CLASS 1     ETF CLASS 2     BALANCED       BOND
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $          --  $         6,337  $         809  $         --  $   112,793
  Net realized gain (loss) on investments in
    portfolio shares ..................................            271           18,343             11            --       11,223
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................             --          218,127         61,777         1,079       41,105
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................            271          242,807         62,597         1,079      165,121
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................             --        5,685,748             --            --      197,826
  Contract redemptions ................................             --           (3,950)          (240)           (9)    (113,778)
  Net transfers .......................................            271)         121,367             --       105,911    2,356,828
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................           (271)       5,803,165           (240)      105,902    2,440,876
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........             --        6,045,972         62,357       106,981    2,605,997
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................             --           20,164        723,000            --        8,390
---------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $          --  $     6,066,136  $     785,357  $    106,981  $ 2,614,387
=================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)                           PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------  ------------------------------------------------------
                   GLOBAL                                                             COMMODITY-     EMERGING      FOREIGN
   GLOBAL        STRATEGIC   INTERNATIONAL      MAIN                       ALL        REALRETURN      MARKETS        BOND
 SECURITIES        INCOME       GROWTH        STREET(r)      VALUE        ASSET        STRATEGY         BOND       UNHEDGED
-----------------------------------------------------------------------------------------------------------------------------

$        7,484  $   189,740  $       4,020  $        618  $        16  $  1,049,225  $    237,181  $    924,663  $    130,159

            --           --             --            --           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------
         7,484      189,740          4,020           618           16     1,049,225       237,181       924,663       130,159
-----------------------------------------------------------------------------------------------------------------------------

       (16,255)      19,238          8,042        (8,035)          --        88,019      (954,883)      980,211       (71,724)

            --       16,502             --            --           --            --       280,265            --        87,739

            --       20,035             --            --           --            --        33,777            --         4,322
-----------------------------------------------------------------------------------------------------------------------------
       (16,255)      55,775          8,042        (8,035)          --        88,019      (640,841)      980,211        20,337
-----------------------------------------------------------------------------------------------------------------------------

        55,338      421,442         44,795        (1,947)          71     1,104,998       731,211     1,025,434       (36,686)
-----------------------------------------------------------------------------------------------------------------------------
$       46,567  $   666,957  $      56,857  $     (9,364) $        87  $  2,242,242  $    327,551  $  2,930,308  $    113,810
=============================================================================================================================

=============================================================================================================================
           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)                           PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------  ------------------------------------------------------
                   GLOBAL                                                             COMMODITY-     EMERGING      FOREIGN
   GLOBAL        STRATEGIC   INTERNATIONAL      MAIN                       ALL        REALRETURN      MARKETS        BOND
 SECURITIES        INCOME       GROWTH        STREET(r)      VALUE        ASSET        STRATEGY         BOND       UNHEDGED
-----------------------------------------------------------------------------------------------------------------------------

$        7,484  $   189,740  $       4,020  $        618  $        16  $  1,049,225  $    237,181  $    924,663  $    130,159
       (16,255)      55,775          8,042        (8,035)          --        88,019      (640,841)      980,211        20,337

        55,338      421,442         44,795        (1,947)          71     1,104,998       731,211     1,025,434       (36,686)
-----------------------------------------------------------------------------------------------------------------------------
        46,567      666,957         56,857        (9,364)          87     2,242,242       327,551     2,930,308       113,810
-----------------------------------------------------------------------------------------------------------------------------

       348,470      167,059         89,251       117,987        1,421     5,363,762       913,985     1,209,301       246,457
       (17,809)    (102,812)        (3,808)       (2,516)         (17)   (1,012,218)     (326,186)     (934,166)     (155,021)
       480,087   10,312,802        659,999       520,307           --     6,309,405     1,951,394    11,550,223     1,211,416
-----------------------------------------------------------------------------------------------------------------------------

       810,748   10,377,049        745,442       635,778        1,404    10,660,949     2,539,193    11,825,358     1,302,852
-----------------------------------------------------------------------------------------------------------------------------
       857,315   11,044,006        802,299       626,414        1,491    12,903,191     2,866,744    14,755,666     1,416,662
-----------------------------------------------------------------------------------------------------------------------------
         9,982        9,292             --            --           --    12,017,494     6,778,709    10,515,410     2,481,064
-----------------------------------------------------------------------------------------------------------------------------
$      867,297  $11,053,298  $     802,299  $    626,414  $     1,491  $ 24,920,685  $  9,645,453  $ 25,271,076  $  3,897,726
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                        PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                           FOREIGN         GLOBAL
                                                             BOND         ADVANTAGE       GLOBAL          GLOBAL
                                                          US DOLLAR-      STRATEGY         BOND         DIVERSIFIED       GLOBAL
                                                            HEDGED          BOND         UNHEDGED     ALLOCATION (a)*   MULTI-ASSET
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $     153,661  $       1,807  $      80,699  $            64   $    75,853
Expenses:
  Mortality and expense risk fees .....................             --             --             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................        153,661          1,807         80,699               64        75,853
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................         99,950           (417)       206,173               --       (19,999)
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............        371,884            736        184,472               --            --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............         40,705            781         71,237               --        10,441
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................        512,539          1,100        461,882               --        (9,558)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .....................          7,996          3,352       (207,185)             (43)      100,255
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $     674,196  $       6,259  $     335,396  $            21   $   166,550
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                        PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                           FOREIGN         GLOBAL
                                                             BOND         ADVANTAGE       GLOBAL          GLOBAL
                                                          US DOLLAR-      STRATEGY         BOND         DIVERSIFIED       GLOBAL
                                                            HEDGED          BOND         UNHEDGED     ALLOCATION (a)*   MULTI-ASSET
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $     153,661  $       1,807  $      80,699  $            64   $    75,853
  Net realized gain (loss) on investments in
    portfolio shares ..................................        512,539          1,100        461,882               --        (9,558)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................          7,996          3,352       (207,185)             (43)      100,255
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................        674,196          6,259        335,396               21       166,550
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................        144,728         31,255        467,384               --       310,366
  Contract redemptions ................................       (220,142)          (157)      (185,758)              --      (138,781)
  Net transfers .......................................      1,375,005        150,693       (254,626)           4,857       897,980
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................      1,299,591        181,791         27,000            4,857     1,069,565
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........      1,973,787        188,050        362,396            4,878     1,236,115
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................      9,776,427         13,380      3,974,402               --     1,312,813
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $  11,750,214  $     201,430  $   4,336,798  $         4,878   $ 2,548,928
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                                                                                                          PIONEER VARIABLE
                                  PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                               CONTRACTS TRUST
---------------------------------------------------------------------------------------------------   -------------------------
                 LONG-
   HIGH         TERM US         LOW           REAL         SHORT-         TOTAL       UNCONSTRAINED                  EMERGING
   YIELD       GOVERNMENT     DURATION       RETURN         TERM          RETURN        BOND (b)*        BOND         MARKETS
-------------------------------------------------------------------------------------------------------------------------------

$  3,622,053  $     59,740  $    405,909  $    222,979   $    71,710   $  2,011,163   $      44,865   $   214,994   $     4,205

          --            --            --            24            --             28              --            --            --
-------------------------------------------------------------------------------------------------------------------------------
   3,622,053        59,740       405,909       222,955        71,710      2,011,135          44,865       214,994         4,205
-------------------------------------------------------------------------------------------------------------------------------

   3,002,622       194,456       154,502       146,510        28,425        747,955         198,002       (51,628)     (223,854)

          --       164,100            --     1,382,732        13,702      1,606,378              --            --            --

          --        36,290            --       135,658         2,449         46,514              --       357,720        62,204
-------------------------------------------------------------------------------------------------------------------------------
   3,002,622       394,846       154,502     1,664,900        44,576      2,400,847         198,002       306,092      (161,650)
-------------------------------------------------------------------------------------------------------------------------------

   1,095,316      (424,380)      657,742      (207,428)      108,673      2,452,501          20,868      (122,091)      374,596
-------------------------------------------------------------------------------------------------------------------------------
$  7,719,991  $     30,206  $  1,218,153  $  1,680,427   $   224,959   $  6,864,483   $     263,735   $   398,995   $   217,151
===============================================================================================================================

===============================================================================================================================
                                                                                                          PIONEER VARIABLE
                                  PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                               CONTRACTS TRUST
---------------------------------------------------------------------------------------------------   -------------------------
                 LONG-
   HIGH         TERM US         LOW           REAL         SHORT-         TOTAL       UNCONSTRAINED                  EMERGING
   YIELD       GOVERNMENT     DURATION       RETURN         TERM          RETURN        BOND (b)*        BOND         MARKETS
-------------------------------------------------------------------------------------------------------------------------------

$  3,622,053  $     59,740  $    405,909  $    222,955   $    71,710   $  2,011,135   $      44,865   $   214,994   $     4,205
   3,002,622       394,846       154,502     1,664,900        44,576      2,400,847         198,002       306,092      (161,650)

   1,095,316      (424,380)      657,742      (207,428)      108,673      2,452,501          20,868      (122,091)      374,596
-------------------------------------------------------------------------------------------------------------------------------
   7,719,991        30,206     1,218,153     1,680,427       224,959      6,864,483         263,735       398,995       217,151
-------------------------------------------------------------------------------------------------------------------------------

   1,172,586       922,313     2,665,334     2,551,132     1,130,115     10,336,804         618,319       417,921       244,287
  (2,637,551)      (89,331)   (1,617,418)   (1,342,588)     (588,068)    (4,428,667)        (62,106)     (514,482)     (184,729)
  20,518,827    (2,734,358)    1,322,760     4,643,672      (816,875)    20,179,501       4,414,486        (1,512)    1,383,723
-------------------------------------------------------------------------------------------------------------------------------

  19,053,862    (1,901,376)    2,370,676     5,852,216      (274,828)    26,087,638       4,970,699       (98,073)    1,443,281
-------------------------------------------------------------------------------------------------------------------------------
  26,773,853    (1,871,170)    3,588,829     7,532,643       (49,869)    32,952,121       5,234,434       300,922     1,660,432
-------------------------------------------------------------------------------------------------------------------------------
  45,056,961     3,754,781    20,782,137    22,341,103     9,070,117     57,805,932              --     4,279,416     1,790,198
-------------------------------------------------------------------------------------------------------------------------------
$ 71,830,814  $  1,883,611  $ 24,370,966  $ 29,873,746   $ 9,020,248   $ 90,758,053   $   5,234,434   $ 4,580,338   $ 3,450,630
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                         PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                            EQUITY                      FUNDAMENTAL       HIGH           MID CAP
                                                            INCOME           FUND        VALUE (q)*       YIELD           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $     140,851  $       5,286  $      24,333  $       145,081   $    11,997
Expenses:
  Mortality and expense risk fees .....................            194             --             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................        140,657          5,286         24,333          145,081        11,997
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................        116,107        (15,189)        39,986          (19,024)      159,632
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............             --             --             --               --            --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............             --         13,517             --           63,041            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................        116,107         (1,672)        39,986           44,017       159,632
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .....................         48,828         31,249        102,519          160,614        14,587
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $     305,592  $      34,863  $     166,838  $       349,712   $   186,216
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                         PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                            EQUITY                      FUNDAMENTAL       HIGH           MID CAP
                                                            INCOME           FUND        VALUE (q)*       YIELD           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $     140,657  $       5,286  $      24,333  $       145,081   $    11,997
  Net realized gain (loss) on investments in
    portfolio shares ..................................        116,107         (1,672)        39,986           44,017       159,632
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................         48,828         31,249        102,519          160,614        14,587
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................        305,592         34,863        166,838          349,712       186,216
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................        381,656        223,588        313,287          487,131       156,615
  Contract redemptions ................................       (176,827)       (32,300)      (241,227)        (184,987)      (41,128)
  Net transfers .......................................     (2,330,252)        27,353        675,688          183,035    (1,419,293)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................     (2,125,423)       218,641        747,748          485,179    (1,303,806)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........     (1,819,831)       253,504        914,586          834,891    (1,117,590)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................      4,826,327        362,527      1,210,396        2,267,597     1,978,547
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $   3,006,496  $     616,031  $   2,124,982  $     3,102,488   $   860,957
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
  PIONEER
  VARIABLE
 CONTRACTS
   TRUST
(CONTINUED)                                                       PROFUNDS VP
------------  -----------------------------------------------------------------------------------------------------------------
                 ACCESS
 STRATEGIC         VP                                       BASIC                                                    CONSUMER
   INCOME      HIGH YIELD      ASIA 30       BANKS        MATERIALS        BEAR       BIOTECHNOLOGY      BULL         GOODS
-------------------------------------------------------------------------------------------------------------------------------

$    395,534  $    377,967  $         --  $         --   $       341   $         --   $          --   $        --   $    14,090

          --            --            --            --            --             --              --            --            --
-------------------------------------------------------------------------------------------------------------------------------
     395,534       377,967            --            --           341             --              --            --        14,090
-------------------------------------------------------------------------------------------------------------------------------

      98,801       552,147       (61,149)      (77,731)       20,906        (46,566)         67,210       433,229       111,178

          --            --            --            --            --             --              --            --            --

      61,223            --            --            --            --             --              --            --            --
-------------------------------------------------------------------------------------------------------------------------------
     160,024       552,147       (61,149)      (77,731)       20,906        (46,566)         67,210       433,229       111,178
-------------------------------------------------------------------------------------------------------------------------------

     322,664       226,741        54,928         2,656         8,005        (10,898)         (1,789)       19,315         1,191
-------------------------------------------------------------------------------------------------------------------------------
$    878,222  $  1,156,855  $     (6,221) $    (75,075)  $    29,252   $    (57,464)  $      65,421   $   452,544   $   126,459
===============================================================================================================================

===============================================================================================================================
  PIONEER
  VARIABLE
 CONTRACTS
   TRUST
(CONTINUED)                                                       PROFUNDS VP
------------  -----------------------------------------------------------------------------------------------------------------
                 ACCESS
 STRATEGIC         VP                                       BASIC                                                    CONSUMER
   INCOME      HIGH YIELD      ASIA 30       BANKS        MATERIALS        BEAR       BIOTECHNOLOGY      BULL         GOODS
-------------------------------------------------------------------------------------------------------------------------------

$    395,534  $    377,967  $         --  $         --   $       341   $         --   $          --   $        --   $    14,090
     160,024       552,147       (61,149)      (77,731)       20,906        (46,566)         67,210       433,229       111,178

     322,664       226,741        54,928         2,656         8,005        (10,898)         (1,789)       19,315         1,191
-------------------------------------------------------------------------------------------------------------------------------
     878,222     1,156,855        (6,221)      (75,075)       29,252        (57,464)         65,421       452,544       126,459
-------------------------------------------------------------------------------------------------------------------------------

     594,567       237,654           283            (3)       25,074             (1)         22,512        10,570        97,727
    (337,990)     (442,885)      (51,334)      (44,141)      (51,585)        (6,851)        (11,135)     (356,658)      (28,428)
   4,530,137     5,166,172       623,217       236,254       208,419        368,138         384,377     2,334,064       702,575
-------------------------------------------------------------------------------------------------------------------------------

   4,786,714     4,960,941       572,166       192,110       181,908        361,286         395,754     1,987,976       771,874
-------------------------------------------------------------------------------------------------------------------------------
   5,664,936     6,117,796       565,945       117,035       211,160        303,822         461,175     2,440,520       898,333
-------------------------------------------------------------------------------------------------------------------------------
   5,777,056     7,728,310       212,056         7,255        37,699         53,722           6,509     2,509,936        74,267
-------------------------------------------------------------------------------------------------------------------------------
$ 11,441,992  $ 13,846,106  $    778,001  $    124,290   $   248,859   $    357,544   $     467,684   $ 4,950,456   $   972,600
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                                   PROFUNDS VP (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                           CONSUMER        EMERGING                       FALLING
                                                           SERVICES        MARKETS       EUROPE 30      U.S. DOLLAR      FINANCIALS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $          --  $       3,869  $      40,550  $            --   $        52
Expenses:
  Mortality and expense risk fees .....................             --             --             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................             --          3,869         40,550               --            52
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................         85,670        (32,199)       (51,631)             332       (10,940)
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............             --             --             --               --            --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............          1,257             --             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................         86,927        (32,199)       (51,631)             332       (10,940)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .....................          1,032         78,350         38,331               44         4,452
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $      87,959  $      50,020  $      27,250  $           376   $    (6,436)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                                   PROFUNDS VP (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                           CONSUMER        EMERGING                       FALLING
                                                           SERVICES        MARKETS       EUROPE 30      U.S. DOLLAR      FINANCIALS
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $          --  $       3,869  $      40,550  $            --   $        52
  Net realized gain (loss) on investments in
    portfolio shares ..................................         86,927        (32,199)       (51,631)             332       (10,940)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................          1,032         78,350         38,331               44         4,452
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................         87,959         50,020         27,250              376        (6,436)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................         58,392          5,010         74,090               --           439
  Contract redemptions ................................       (105,522)       (64,957)       (15,649)             (11)      (13,557)
  Net transfers .......................................      1,169,386      1,883,832        813,174             (404)      227,554
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................      1,122,256      1,823,885        871,615             (415)      214,436
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........      1,210,215      1,873,905        898,865              (39)      208,000
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................         38,457         26,458         84,082            3,716        59,060
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $   1,248,672  $   1,900,363  $     982,947  $         3,677   $   267,060
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                                                    PROFUNDS VP (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
  HEALTH                                                                 LARGE-CAP      LARGE-CAP                     MID-CAP
   CARE       INDUSTRIALS   INTERNATIONAL    INTERNET       JAPAN         GROWTH          VALUE         MID-CAP        GROWTH
-------------------------------------------------------------------------------------------------------------------------------

$        305  $      2,661  $          --  $         --  $        --   $        233   $       2,485   $        --   $        --

          --            --             --            --           --             --              --            --            --
-------------------------------------------------------------------------------------------------------------------------------
         305         2,661             --            --           --            233           2,485            --            --
-------------------------------------------------------------------------------------------------------------------------------

      65,780        57,612         15,835       (10,615)      11,626         42,005          25,358       121,877        15,725

          --            --             --         2,609           --             --              --            --            --

          --            --             --         3,458           --             --              --            --            --
-------------------------------------------------------------------------------------------------------------------------------
      65,780        57,612         15,835        (4,548)      11,626         42,005          25,358       121,877        15,725
-------------------------------------------------------------------------------------------------------------------------------

      (8,906)       43,267         30,082         1,589       58,695         (6,615)         33,183        33,892        19,447
-------------------------------------------------------------------------------------------------------------------------------
$     57,179  $    103,540  $      45,917  $     (2,959) $    70,321   $     35,623   $      61,026   $   155,769   $    35,172
===============================================================================================================================

===============================================================================================================================
                                                    PROFUNDS VP (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
  HEALTH                                                                 LARGE-CAP      LARGE-CAP                     MID-CAP
   CARE       INDUSTRIALS   INTERNATIONAL    INTERNET       JAPAN         GROWTH          VALUE         MID-CAP        GROWTH
-------------------------------------------------------------------------------------------------------------------------------

$        305  $      2,661  $          --  $         --  $        --   $        233   $       2,485   $        --   $        --
      65,780        57,612         15,835        (4,548)      11,626         42,005          25,358       121,877        15,725

      (8,906)       43,267         30,082         1,589       58,695         (6,615)         33,183        33,892        19,447
-------------------------------------------------------------------------------------------------------------------------------
      57,179       103,540         45,917        (2,959)      70,321         35,623          61,026       155,769        35,172
-------------------------------------------------------------------------------------------------------------------------------

          97         1,618          3,946         1,801          469          4,374          22,475       174,074            --
     (21,214)     (117,227)       (24,303)         (889)      (5,671)       (40,164)        (93,748)      (82,893)     (120,122)
     868,407     1,564,082      1,527,687       252,390      559,400        325,788       1,484,720     1,320,536     1,198,493
-------------------------------------------------------------------------------------------------------------------------------

     847,290     1,448,473      1,507,330       253,302      554,198        289,998       1,413,447     1,411,717     1,078,371
-------------------------------------------------------------------------------------------------------------------------------
     904,469     1,552,013      1,553,247       250,343      624,519        325,621       1,474,473     1,567,486     1,113,543
-------------------------------------------------------------------------------------------------------------------------------
      61,362       206,829         24,046        20,239      106,399         19,248         165,324       703,405        22,146
-------------------------------------------------------------------------------------------------------------------------------
$    965,831  $  1,758,842  $   1,577,293  $    270,582  $   730,918   $    344,869   $   1,639,797   $ 2,270,891   $ 1,135,689
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                                   PROFUNDS VP (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                            MID-CAP         MONEY
                                                             VALUE          MARKET       NASDAQ-100     OIL & GAS   PHARMACEUTICALS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $       1,024  $       3,982  $          --  $        562  $         3,645
Expenses:
  Mortality and expense risk fees .....................             --             --             --            --               --
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................          1,024          3,982             --           562            3,645
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................         19,868             --        139,482       (62,079)          50,904
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............             --             --             --            --               --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............             --             --             --        40,856               --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................         19,868             --        139,482       (21,223)          50,904
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .....................         55,019             --         21,886         1,257          (13,211)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $      75,911  $       3,982  $     161,368  $    (19,404) $        41,338
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                                   PROFUNDS VP (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                            MID-CAP         MONEY
                                                             VALUE          MARKET       NASDAQ-100     OIL & GAS   PHARMACEUTICALS
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $       1,024  $       3,982  $          --  $        562  $         3,645
  Net realized gain (loss) on investments in
    portfolio shares ..................................         19,868             --        139,482       (21,223)          50,904
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................         55,019             --         21,886         1,257          (13,211)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................         75,911          3,982        161,368       (19,404)          41,338
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................         15,533     54,566,121            691        28,704           10,690
  Contract redemptions ................................        (90,629)    (7,537,117)      (218,974)      (10,345)         (31,118)
  Net transfers .......................................      1,222,870    (17,029,043)     1,857,168       571,264         (685,388)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................      1,147,774     29,999,961      1,638,885       589,623         (705,816)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........      1,223,685     30,003,943      1,800,253       570,219         (664,478)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................         69,763      3,641,089        199,081        66,488          851,266
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $   1,293,448  $  33,645,032  $   1,999,334  $    636,707  $       186,788
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                                                    PROFUNDS VP (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                               RISING                      SHORT
 PRECIOUS         REAL          RATES          SEMI-      EMERGING        SHORT           SHORT          SHORT         SHORT
  METALS         ESTATE      OPPORTUNITY     CONDUCTOR     MARKETS    INTERNATIONAL      MID-CAP       NASDAQ-100    SMALL-CAP
-------------------------------------------------------------------------------------------------------------------------------

$         --  $     20,027  $          --  $        724  $        --  $          --   $          --    $       --   $        --

          --            --             --            --           --             --              --            --            --
-------------------------------------------------------------------------------------------------------------------------------
          --        20,027             --           724           --             --              --            --            --
-------------------------------------------------------------------------------------------------------------------------------

    (254,646)       36,735       (170,766)      (48,220)     (25,960)       (40,269)            751       (15,462)       24,576

          --            --             --            --           --         12,385              --            --            --

          --            --             --            --           --             --              --            --            --
-------------------------------------------------------------------------------------------------------------------------------
    (254,646)       36,735       (170,766)      (48,220)     (25,960)       (27,884)            751       (15,462)       24,576
-------------------------------------------------------------------------------------------------------------------------------

      90,048        (4,462)         4,469           142          256         (8,122)            (43)       (8,426)       (8,838)
-------------------------------------------------------------------------------------------------------------------------------
$   (164,598) $     52,300  $    (166,297) $    (47,354) $   (25,704) $     (36,006)  $         708    $  (23,888)  $    15,738
===============================================================================================================================


===============================================================================================================================
                                                    PROFUNDS VP (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                               RISING                      SHORT
 PRECIOUS         REAL          RATES          SEMI-      EMERGING        SHORT           SHORT          SHORT         SHORT
  METALS         ESTATE      OPPORTUNITY     CONDUCTOR     MARKETS    INTERNATIONAL      MID-CAP       NASDAQ-100    SMALL-CAP
-------------------------------------------------------------------------------------------------------------------------------

$         --  $     20,027  $          --  $        724  $        --  $          --   $          --   $        --   $        --
    (254,646)       36,735       (170,766)      (48,220)     (25,960)       (27,884)            751       (15,462)       24,576

      90,048        (4,462)         4,469           142          256         (8,122)            (43)       (8,426)       (8,838)
-------------------------------------------------------------------------------------------------------------------------------
    (164,598)       52,300       (166,297)      (47,354)     (25,704)       (36,006)            708       (23,888)       15,738
-------------------------------------------------------------------------------------------------------------------------------

       3,425         1,624              1         1,202           --             --               1            --            (1)
    (137,517)      (49,189)       (84,659)         (669)        (412)        (2,838)             (4)       (9,616)      (75,935)
     128,426       622,103        647,625        47,905        8,743        213,107          (2,457)      797,332       314,345
-------------------------------------------------------------------------------------------------------------------------------

      (5,666)      574,538        562,967        48,438        8,331        210,269          (2,460)      787,716       238,409
-------------------------------------------------------------------------------------------------------------------------------
    (170,264)      626,838        396,670         1,084      (17,373)       174,263          (1,752)      763,828       254,147
-------------------------------------------------------------------------------------------------------------------------------
     801,628        88,739        175,954         3,960       17,373         19,419           3,042        11,758        38,022
-------------------------------------------------------------------------------------------------------------------------------
$    631,364  $    715,577  $     572,624  $      5,044  $        --  $     193,682   $       1,290   $   775,586   $   292,169
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                                  PROFUNDS VP (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                            SMALL         SMALL-CAP      SMALL-CAP                       TELECOM-
                                                             CAP            GROWTH         VALUE        TECHNOLOGY      MUNICATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $          --  $          --  $          --  $            --   $     3,406
Expenses:
  Mortality and expense risk fees .....................             --             --             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................             --             --             --               --         3,406
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................         15,344         13,844         35,443          (71,480)       56,202
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............          6,578             --             --               --            --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............          8,708             --             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................         30,630         13,844         35,443          (71,480)       56,202
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .....................         (6,940)         6,591         55,095           24,177        (4,968)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $      23,690  $      20,435  $      90,538  $       (47,303)  $    54,640
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                                  PROFUNDS VP (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                            SMALL         SMALL-CAP      SMALL-CAP                       TELECOM-
                                                             CAP            GROWTH         VALUE        TECHNOLOGY      MUNICATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $          --  $          --  $          --  $            --   $     3,406
  Net realized gain (loss) on investments in
    portfolio shares ..................................         30,630         13,844         35,443          (71,480)       56,202
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................         (6,940)         6,591         55,095           24,177        (4,968)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................         23,690         20,435         90,538          (47,303)       54,640
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................          8,657            825         42,097               --         2,724
  Contract redemptions ................................        (41,019)        (3,538)       (83,416)        (166,745)      (23,728)
  Net transfers .......................................       (367,569)       729,901      1,458,972         (620,050)      254,206
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................       (399,931)       727,188      1,417,653         (786,795)      233,202
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........       (376,241)       747,623      1,508,191         (834,098)      287,842
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................        809,301        280,600        263,372          855,216        21,841
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $     433,060  $   1,028,223  $   1,771,563  $        21,118   $   309,683
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                                        PROFUNDS VP (CONTINUED)                                         PUTNAM VARIABLE TRUST
---------------------------------------------------------------------------------------------------   -------------------------
    U.S.                                                                                                             AMERICAN
 GOVERNMENT                   ULTRAMID-       ULTRA-      ULTRASHORT      ULTRA-                        ABSOLUTE    GOVERNMENT
    PLUS        ULTRABULL        CAP        NASDAQ-100    NASDAQ-100    SMALL-CAP       UTILITIES      RETURN 500     INCOME
-------------------------------------------------------------------------------------------------------------------------------

$         --  $         --  $          --  $         --  $        --  $          --   $      20,957   $        --   $    13,111

          --            --             --            --           --             --              --            --            --
-------------------------------------------------------------------------------------------------------------------------------
          --            --             --            --           --             --          20,957            --        13,111
-------------------------------------------------------------------------------------------------------------------------------


    (201,816)       85,661          6,066        35,720      (59,040)       (24,691)        (16,758)        1,932       (54,426)

      67,947            --             --            --           --             --              --            --        66,802

          --            --             --            --           --             --              --            --         4,816
-------------------------------------------------------------------------------------------------------------------------------
    (133,869)       85,661          6,066        35,720      (59,040)       (24,691)        (16,758)        1,932        17,192
-------------------------------------------------------------------------------------------------------------------------------

      (1,520)       (4,640)         4,275         7,866           (8)         5,871         (38,204)          368       (13,395)
-------------------------------------------------------------------------------------------------------------------------------
$   (135,389) $     81,021  $      10,341  $     43,586  $   (59,048) $     (18,820)  $     (34,005)  $     2,300   $    16,908
===============================================================================================================================

===============================================================================================================================
                                        PROFUNDS VP (CONTINUED)                                         PUTNAM VARIABLE TRUST
---------------------------------------------------------------------------------------------------   -------------------------
    U.S.                                                                                                             AMERICAN
 GOVERNMENT                   ULTRAMID-       ULTRA-      ULTRASHORT      ULTRA-                        ABSOLUTE    GOVERNMENT
    PLUS        ULTRABULL        CAP        NASDAQ-100    NASDAQ-100    SMALL-CAP       UTILITIES      RETURN 500     INCOME
-------------------------------------------------------------------------------------------------------------------------------

$         --  $         --  $          --  $         --  $        --  $          --   $      20,957   $        --   $    13,111
    (133,869)       85,661          6,066        35,720      (59,040)       (24,691)        (16,758)        1,932        17,192

      (1,520)       (4,640)         4,275         7,866           (8)         5,871         (38,204)          368       (13,395)
-------------------------------------------------------------------------------------------------------------------------------
    (135,389)       81,021         10,341        43,586      (59,048)       (18,820)        (34,005)        2,300        16,908
-------------------------------------------------------------------------------------------------------------------------------

     120,984             8         57,921          (979)          (9)        57,896         115,988            --        55,161
    (114,142)     (128,788)       (12,830)      (84,879)      (5,645)       (40,078)        (36,371)      (58,960)      (32,902)
      56,399       239,890        116,245       419,595       24,312         26,337        (415,194)      256,653    (2,197,001)
-------------------------------------------------------------------------------------------------------------------------------

      63,241       111,110        161,336       333,737       18,658         44,155        (335,577)      197,693    (2,174,742)
-------------------------------------------------------------------------------------------------------------------------------
     (72,148)      192,131        171,677       377,323      (40,390)        25,335        (369,582)      199,993    (2,157,834)
-------------------------------------------------------------------------------------------------------------------------------
     564,731        22,644         24,904           106      214,488        100,667       1,199,240        31,044     2,542,159
-------------------------------------------------------------------------------------------------------------------------------
$    492,583  $    214,775  $     196,581  $    377,429  $   174,098  $     126,002   $     829,658   $   231,037   $   384,325
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                               PUTNAM VARIABLE TRUST (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                                                           GLOBAL
                                                          DIVERSIFIED       EQUITY          ASSET          HIGH
                                                             INCOME         INCOME       ALLOCATION        YIELD            INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $     146,327  $      20,023  $         919  $     1,633,624   $    19,236
Expenses:
  Mortality and expense risk fees .....................             --             --             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................        146,327         20,023            919        1,633,624        19,236
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................        (98,785)        82,144          2,084         (619,473)       56,293
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............             --             --             --               --            --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............             --             --             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................        (98,785)        82,144          2,084         (619,473)       56,293
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .....................         13,981         32,321         16,537          241,528         5,334
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $      61,523  $     134,488  $      19,540  $     1,255,679   $    80,863
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                               PUTNAM VARIABLE TRUST (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                                                           GLOBAL
                                                          DIVERSIFIED       EQUITY          ASSET          HIGH
                                                             INCOME         INCOME       ALLOCATION        YIELD            INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
Changes from operations:
  Net investment income (expense) .....................  $     146,327  $      20,023  $         919  $     1,633,624   $    19,236
  Net realized gain (loss) on investments in
    portfolio shares ..................................        (98,785)        82,144          2,084         (619,473)       56,293
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................         13,981         32,321         16,537          241,528         5,334
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................         61,523        134,488         19,540        1,255,679        80,863
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................         79,646         65,284         27,077          485,273        89,169
  Contract redemptions ................................        (52,998)       (16,309)        (2,287)        (330,703)     (154,614)
  Net transfers .......................................        182,330          8,036       (21,509)       (3,576,052)    1,304,906
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................        208,978         57,011          3,281       (3,421,482)    1,239,461
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........        270,501        191,499         22,821       (2,165,803)    1,320,324
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................        310,687        564,545        117,622        6,198,309       224,806
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $     581,188  $     756,044  $     140,443  $     4,032,506   $ 1,545,130
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                                                     ROYCE
    PUTNAM VARIABLE TRUST (CONTINUED)             CAPITAL FUND                         RUSSELL INVESTMENT FUNDS
-----------------------------------------  -------------------------  ---------------------------------------------------------
               MULTI-CAP                                                AGGRESSIVE      BALANCED      CONSERVATIVE     CORE
 INVESTORS       VALUE         VOYAGER      MICRO-CAP     SMALL-CAP       EQUITY        STRATEGY        STRATEGY       BOND
-------------------------------------------------------------------------------------------------------------------------------

$        299  $        228  $       1,757  $         --  $     6,502  $         266   $      23,857   $    31,827   $     2,742

          --            --             --           264          272             --              --            --            --
-------------------------------------------------------------------------------------------------------------------------------
         299           228          1,757          (264)       6,230            266          23,857        31,827         2,742
-------------------------------------------------------------------------------------------------------------------------------

         164           111        (12,339)     (255,039)     379,832              8             808        17,419           (47)

          --            --             --            --           --             --              --         5,724         2,515

          --            --             --        57,612      149,654             --              --         4,901         1,507
-------------------------------------------------------------------------------------------------------------------------------
         164           111        (12,339)     (197,427)     529,486              8             808        28,044         3,975
-------------------------------------------------------------------------------------------------------------------------------

       2,867        12,413         70,763       411,893      135,042          2,870          70,164        27,280         1,576
-------------------------------------------------------------------------------------------------------------------------------
$      3,330  $     12,752  $      60,181  $    214,202  $   670,758  $       3,144   $      94,829   $    87,151   $     8,293
===============================================================================================================================

===============================================================================================================================
                                                     ROYCE
    PUTNAM VARIABLE TRUST (CONTINUED)             CAPITAL FUND                         RUSSELL INVESTMENT FUNDS
-----------------------------------------  -------------------------  ---------------------------------------------------------
               MULTI-CAP                                                AGGRESSIVE      BALANCED      CONSERVATIVE     CORE
 INVESTORS       VALUE         VOYAGER      MICRO-CAP     SMALL-CAP       EQUITY        STRATEGY        STRATEGY       BOND
-------------------------------------------------------------------------------------------------------------------------------

$        299  $        228  $       1,757  $       (264) $     6,230  $         266   $      23,857   $    31,827   $     2,742
         164           111        (12,339)     (197,427)     529,486              8             808        28,044         3,975

       2,867        12,413         70,763       411,893      135,042          2,870          70,164        27,280         1,576
-------------------------------------------------------------------------------------------------------------------------------
       3,330        12,752         60,181       214,202      670,758          3,144          94,829        87,151         8,293
-------------------------------------------------------------------------------------------------------------------------------

          --        16,989        240,871       376,375      953,155             --       1,329,921       536,450        23,326
        (248)       (1,260)       (14,760)     (167,576)    (383,364)           (52)        (12,590)       (1,447)         (428)
      60,773        63,105       (281,899)     (456,414)    (572,484)        27,282          28,953      (460,048)      102,309
-------------------------------------------------------------------------------------------------------------------------------

      60,525        78,834        (55,788)     (247,615)      (2,693)        27,230       1,346,284        74,955       125,207
-------------------------------------------------------------------------------------------------------------------------------
      63,855        91,586          4,393       (33,413)     668,065         30,374       1,441,113       162,106       133,500
-------------------------------------------------------------------------------------------------------------------------------
      21,292        54,386        416,409     2,711,209    5,632,152          1,880          18,054       876,085        71,318
-------------------------------------------------------------------------------------------------------------------------------
$     85,147  $    145,972  $     420,802  $  2,677,796  $ 6,300,217  $      32,254   $   1,459,167   $ 1,038,191   $   204,818
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                            RUSSELL INVESTMENT FUNDS (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                                           GLOBAL
                                                             EQUITY          REAL                          MULTI-
                                                             GROWTH         ESTATE        MODERATE         STYLE
                                                            STRATEGY      SECURITIES      STRATEGY         EQUITY         NON U.S.
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $         843  $      77,808  $       2,842  $           643   $     1,218
Expenses:
  Mortality and expense risk fees .....................             --             --             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................            843         77,808          2,842              643         1,218
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................             11          2,168             32              621           441
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............             --             --             --               --            --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............             --             --            289               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................             11          2,168            321              621           441
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .....................          5,538        181,678          2,846            1,442        10,196
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $       6,392  $     261,654  $       6,009  $         2,706   $    11,855
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                            RUSSELL INVESTMENT FUNDS (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                                           GLOBAL
                                                             EQUITY          REAL                          MULTI-
                                                             GROWTH         ESTATE        MODERATE         STYLE
                                                            STRATEGY      SECURITIES      STRATEGY         EQUITY         NON U.S.
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $         843  $      77,808  $       2,842  $           643   $     1,218
  Net realized gain (loss) on investments in
    portfolio shares ..................................             11          2,168            321              621           441
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................          5,538        181,678          2,846            1,442        10,196
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................          6,392        261,654          6,009            2,706        11,855
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................        100,440        349,739          3,931               --        17,501
  Contract redemptions ................................           (113)        (8,242)          (591)            (338)       (1,889)
  Net transfers .......................................             --      1,095,228         91,912           32,699        77,445
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................        100,327      1,436,725         95,252           32,361        93,057
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........        106,719      1,698,379        101,261           35,067       104,912
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................          6,858        421,059         42,314           11,043        27,977
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $     113,577  $   2,119,438  $     143,575  $        46,110   $   132,889
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                                                             THIRD
                                             T. ROWE        AVENUE
                                           PRICE FIXED     VARIABLE           TIMOTHY PLAN
      T. ROWE PRICE EQUITY SERIES         INCOME SERIES  SERIES TRUST        VARIABLE SERIES              VAN ECK VIP TRUST
----------------------------------------  -------------  ------------  ----------------------------   -------------------------
  BLUE CHIP      EQUITY        HEALTH     LIMITED-TERM                 CONSERVATIVE     STRATEGIC      EMERGING       GLOBAL
  GROWTH II     INCOME II   SCIENCES II      BOND II        VALUE          GROWTH         GROWTH        MARKETS        BOND
-------------------------------------------------------------------------------------------------------------------------------

$         --  $    129,522  $         --  $      53,253  $     33,635  $     10,633   $       3,360   $        --   $    27,938

          --            --            --             --            53            --              --           414             5
-------------------------------------------------------------------------------------------------------------------------------
          --       129,522            --         53,253        33,582        10,633           3,360          (414)       27,933
-------------------------------------------------------------------------------------------------------------------------------

     971,273       268,613       755,255        (24,308)      (30,916)         (426)         21,521      (128,216)       23,646

          --            --        63,682             --            --            --              --            --            --

          --            --        41,533          3,730            --            --              --            --        17,622
-------------------------------------------------------------------------------------------------------------------------------
     971,273       268,613       860,470        (20,578)      (30,916)         (426)         21,521      (128,216)       41,268
-------------------------------------------------------------------------------------------------------------------------------

     255,310       555,975       388,438         40,087       888,525         4,535           5,242     1,434,486        (9,928)
-------------------------------------------------------------------------------------------------------------------------------
$  1,226,583  $    954,110  $  1,248,908  $      72,762  $    891,191  $     14,742   $      30,123   $ 1,305,856   $    59,273
===============================================================================================================================

===============================================================================================================================
                                                             THIRD
                                             T. ROWE        AVENUE
                                           PRICE FIXED     VARIABLE           TIMOTHY PLAN
      T. ROWE PRICE EQUITY SERIES         INCOME SERIES  SERIES TRUST        VARIABLE SERIES              VAN ECK VIP TRUST
----------------------------------------  -------------  ------------  ----------------------------   -------------------------
  BLUE CHIP      EQUITY        HEALTH     LIMITED-TERM                 CONSERVATIVE     STRATEGIC      EMERGING       GLOBAL
  GROWTH II     INCOME II   SCIENCES II      BOND II        VALUE          GROWTH         GROWTH        MARKETS        BOND
-------------------------------------------------------------------------------------------------------------------------------

$         --  $    129,522  $         --  $      53,253  $     33,582  $     10,633   $       3,360   $      (414)  $    27,933
     971,273       268,613       860,470        (20,578)      (30,916)         (426)         21,521      (128,216)       41,268

     255,310       555,975       388,438         40,087       888,525         4,535           5,242     1,434,486        (9,928)
-------------------------------------------------------------------------------------------------------------------------------
   1,226,583       954,110     1,248,908         72,762       891,191        14,742          30,123     1,305,856        59,273
-------------------------------------------------------------------------------------------------------------------------------

     773,553       666,086       370,175        236,206     1,056,209            --              --       397,825        22,876
    (452,505)     (283,079)   (3,300,702)      (561,676)     (202,554)       (2,567)        (55,828)     (116,585)     (201,037)
   1,602,080       719,017     5,240,591     (1,124,442)     (618,201)      430,665         154,302     2,258,655      (271,764)
-------------------------------------------------------------------------------------------------------------------------------

   1,923,128     1,102,024     2,310,064     (1,449,912)      235,454       428,098          98,474     2,539,895      (449,925)
-------------------------------------------------------------------------------------------------------------------------------
   3,149,711     2,056,134     3,558,972     (1,377,150)    1,126,645       442,840         128,597     3,845,751      (390,652)
-------------------------------------------------------------------------------------------------------------------------------
   6,499,342     5,643,991     2,305,755      3,189,797     3,361,177       150,705         132,983     3,302,252     1,414,989
-------------------------------------------------------------------------------------------------------------------------------
$  9,649,053  $  7,700,125  $  5,864,727  $   1,812,647  $  4,487,822  $    593,545   $     261,580   $ 7,148,003   $ 1,024,337
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                         VAN ECK VIP TRUST (CONTINUED)        VANGUARD VARIABLE INSURANCE FUND
                                                         ----------------------------  --------------------------------------------
                                                            GLOBAL          MULTI-
                                                             HARD          MANAGER                        CAPITAL       DIVERSIFIED
                                                            ASSETS       ALTERNATIVES     BALANCED        GROWTH           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $      38,641  $          --  $      94,082  $         9,777   $    28,194
Expenses:
  Mortality and expense risk fees .....................            101              4             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................         38,540             (4)        94,082            9,777        28,194
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................       (881,093)         7,584         69,344           38,066        12,884
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............        117,583             --             --               --            --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............        359,528             --             --           14,933            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................       (403,982)         7,584         69,344           52,999        12,884
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .....................        584,237          9,049        270,694           78,265       149,267
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $     218,795  $      16,629  $     434,120  $       141,041   $   190,345
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                         VAN ECK VIP TRUST (CONTINUED)        VANGUARD VARIABLE INSURANCE FUND
                                                         ----------------------------  --------------------------------------------
                                                            GLOBAL          MULTI-
                                                             HARD          MANAGER                        CAPITAL       DIVERSIFIED
                                                            ASSETS       ALTERNATIVES     BALANCED        GROWTH           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $      38,540  $          (4) $      94,082  $         9,777   $    28,194
  Net realized gain (loss) on investments in
    portfolio shares ..................................       (403,982)         7,584         69,344           52,999        12,884
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................        584,237          9,049        270,694           78,265       149,267
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................        218,795         16,629        434,120          141,041       190,345
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................        356,091         59,491        519,623          136,885        76,721
  Contract redemptions ................................       (303,695)       (22,456)       (69,723)         (13,388)       (3,821)
  Net transfers .......................................       (405,230)        11,336      1,587,398          671,399     1,274,361
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................       (352,834)        48,371      2,037,298          794,896     1,347,261
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........       (134,039)        65,000      2,471,418          935,937     1,537,606
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................      5,309,934      1,316,499      2,870,986          714,119     1,004,265
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $   5,175,895  $   1,381,499  $   5,342,404  $     1,650,056   $ 2,541,871
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                                          VANGUARD VARIABLE INSURANCE FUND (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                               HIGH                                                    SHORT-TERM      SMALL
  EQUITY         EQUITY                        YIELD                     MID-CAP          REIT         INVESTMENT     COMPANY
  INCOME         INDEX         GROWTH          BOND      INTERNATIONAL    INDEX           INDEX          GRADE         GROWTH
-------------------------------------------------------------------------------------------------------------------------------

$     65,954  $     82,795  $      6,248  $     195,196  $     93,360  $     23,584   $     102,741   $   336,375   $     4,412

          --            --            --             --            --            --              --            --            --
-------------------------------------------------------------------------------------------------------------------------------
      65,954        82,795         6,248        195,196        93,360        23,584         102,741       336,375         4,412
-------------------------------------------------------------------------------------------------------------------------------

      85,328       240,696        38,087         14,883        73,414       (15,843)        170,074       166,749        67,411

          --         2,795            --             --            --            --           3,528            --            --

          --       175,372            --             --            --        60,683         175,057            --        37,450
-------------------------------------------------------------------------------------------------------------------------------
      85,328       418,863        38,087         14,883        73,414        44,840         348,659       166,749       104,861
-------------------------------------------------------------------------------------------------------------------------------

     258,216        32,171       252,528        342,196       809,086       261,254         451,587       118,463       157,061
-------------------------------------------------------------------------------------------------------------------------------
$    409,498  $    533,829  $    296,863  $     552,275  $    975,860  $    329,678   $     902,987   $   621,587   $   266,334
===============================================================================================================================

===============================================================================================================================
                                          VANGUARD VARIABLE INSURANCE FUND (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                               HIGH                                                    SHORT-TERM      SMALL
  EQUITY         EQUITY                        YIELD                     MID-CAP          REIT         INVESTMENT     COMPANY
  INCOME         INDEX         GROWTH          BOND      INTERNATIONAL    INDEX           INDEX          GRADE         GROWTH
-------------------------------------------------------------------------------------------------------------------------------

$     65,954  $     82,795  $      6,248  $     195,196  $     93,360  $     23,584   $     102,741   $   336,375   $     4,412
      85,328       418,863        38,087         14,883        73,414        44,840         348,659       166,749       104,861

     258,216        32,171       252,528        342,196       809,086       261,254         451,587       118,463       157,061
-------------------------------------------------------------------------------------------------------------------------------
     409,498       533,829       296,863        552,275       975,860       329,678         902,987       621,587       266,334
-------------------------------------------------------------------------------------------------------------------------------

     929,923       535,422       322,532      1,214,181       907,223       584,558       1,134,550     2,248,314       478,120
     (37,110)     (203,877)     (131,023)       (61,485)     (207,938)      (43,089)       (204,645)     (516,188)      (59,366)
   2,322,086     1,853,841       816,391      5,432,055     1,197,325       502,151       2,025,058     2,378,692       356,194
-------------------------------------------------------------------------------------------------------------------------------

   3,214,899     2,185,386     1,007,900      6,584,751     1,896,610     1,043,620       2,954,963     4,110,818       774,948
-------------------------------------------------------------------------------------------------------------------------------
   3,624,397     2,719,215     1,304,763      7,137,026     2,872,470     1,373,298       3,857,950     4,732,405     1,041,282
-------------------------------------------------------------------------------------------------------------------------------
   1,386,044     3,827,578     1,226,270      1,746,792     3,861,300     1,775,542       4,267,602    13,651,914     1,630,947
-------------------------------------------------------------------------------------------------------------------------------
$  5,010,441  $  6,546,793  $  2,531,033  $   8,883,818  $  6,733,770  $  3,148,840   $   8,125,552   $18,384,319   $ 2,672,229
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                    VANGUARD            VARIABLE
                                                               VARIABLE INSURANCE       INSURANCE               VIRTUS VARIABLE
                                                                FUND (CONTINUED)          TRUST                 INSURANCE TRUST
                                                         ----------------------------  -------------  -----------------------------
                                                               TOTAL        TOTAL
                                                               BOND         STOCK
                                                              MARKET        MARKET                                     MULTI-SECTOR
                                                               INDEX        INDEX      VICE FUND (A)*  INTERNATIONAL   FIXED INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $     339,431  $     107,098  $          --  $        19,532  $    271,407
Expenses:
  Mortality and expense risk fees .....................             --             --             --               --            --
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................        339,431        107,098             --           19,532       271,407
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................        129,606        241,894             --           (3,128)      280,653
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............         61,715         23,522             --               --            --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............         50,765        394,362             --               --            --
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................        242,086        659,778             --           (3,128)       280,653
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .....................        (32,040)       251,715            (21)          67,156       (24,998)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $     549,477  $   1,018,591  $         (21) $        83,560  $    527,062
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

===================================================================================================================================
                                                                    VANGUARD            VARIABLE
                                                               VARIABLE INSURANCE       INSURANCE               VIRTUS VARIABLE
                                                                FUND (CONTINUED)          TRUST                 INSURANCE TRUST
                                                         ----------------------------  -------------  -----------------------------
                                                               TOTAL        TOTAL
                                                               BOND         STOCK
                                                              MARKET        MARKET                                     MULTI-SECTOR
                                                               INDEX        INDEX      VICE FUND (A)*  INTERNATIONAL   FIXED INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $     339,431  $     107,098  $          --  $        19,532  $    271,407
  Net realized gain (loss) on investments in
    portfolio shares ..................................        242,086        659,778             --           (3,128)      280,653
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................        (32,040)       251,715            (21)          67,156       (24,998)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................        549,477      1,018,591            (21)          83,560       527,062
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................      3,984,001      1,914,108             --           93,778       108,984
  Contract redemptions ................................       (386,048)      (470,348)            (8)          (6,025)      (91,526)
  Net transfers .......................................      3,389,925      1,903,033         21,575        1,244,332     7,796,713
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................      6,987,878      3,346,793         21,567        1,332,085     7,814,171
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........      7,537,355      4,365,384         21,546        1,415,645     8,341,233
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................     10,022,691      5,093,418             --            6,731       901,957
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $  17,560,046  $   9,458,802  $      21,546  $     1,422,376  $  9,243,190
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
      VIRTUS VARIABLE
INSURANCE TRUST (CONTINUED)      WELLS FARGO ADVANTAGE VT FUNDS                  WILSHIRE VARIABLE INSURANCE TRUST
--------------------------  -----------------------------------------  --------------------------------------------------------
                  REAL                                       SMALL
  PREMIUM        ESTATE                                       CAP                                    INTERNATIONAL   SMALL CAP
ALPHASECTOR    SECURITIES    DISCOVERY     OPPORTUNITY       VALUE     EQUITY (c)*     INCOME (c)*    EQUITY (c)*   GROWTH (c)*
-------------------------------------------------------------------------------------------------------------------------------

$     25,776  $     10,238  $         --  $         318  $      2,808  $      1,200   $         212  $       2,601  $        --

          --            --         1,858             72            --            --              --             --           --
-------------------------------------------------------------------------------------------------------------------------------
      25,776        10,238        (1,858)           246         2,808         1,200             212          2,601           --
-------------------------------------------------------------------------------------------------------------------------------

      36,868        17,849        66,208         (3,726)        5,001            --              --            687        1,273

          --         8,770            --             --            --            --              11             --           --

          --       105,189            --            117            --            --              --             --           --
-------------------------------------------------------------------------------------------------------------------------------
      36,868       131,808        66,208         (3,609)        5,001            --              11            687        1,273
-------------------------------------------------------------------------------------------------------------------------------

      (7,800)      (64,465)      121,654         55,090        28,172           790             (64)         2,201        4,965
-------------------------------------------------------------------------------------------------------------------------------
$     54,844  $     77,581  $    186,004  $      51,727  $     35,981  $      1,990   $         159  $       5,489  $     6,238
===============================================================================================================================

===============================================================================================================================
      VIRTUS VARIABLE
INSURANCE TRUST (CONTINUED)      WELLS FARGO ADVANTAGE VT FUNDS                  WILSHIRE VARIABLE INSURANCE TRUST
--------------------------  -----------------------------------------  --------------------------------------------------------
                  REAL                                       SMALL
  PREMIUM        ESTATE                                       CAP                                    INTERNATIONAL   SMALL CAP
ALPHASECTOR    SECURITIES    DISCOVERY     OPPORTUNITY       VALUE     EQUITY (c)*     INCOME (c)*    EQUITY (c)*   GROWTH (c)*
-------------------------------------------------------------------------------------------------------------------------------

$     25,776  $     10,238  $     (1,858) $         246  $      2,808  $      1,200   $         212  $       2,601  $        --
      36,868       131,808        66,208         (3,609)        5,001            --              11            687        1,273

      (7,800)      (64,465)      121,654         55,090        28,172           790             (64)         2,201        4,965
-------------------------------------------------------------------------------------------------------------------------------
      54,844        77,581       186,004         51,727        35,981         1,990             159          5,489        6,238
-------------------------------------------------------------------------------------------------------------------------------

   1,154,640       178,879       120,348         49,267       128,582            --               1            100        6,001
     (48,454)      (15,956)      (86,523)       (17,116)       (5,447)          (11)            (23)        (7,809)      (1,187)
   2,447,268     1,189,167       792,665        (81,940)      (83,062)      142,149           7,116        123,260      120,089
-------------------------------------------------------------------------------------------------------------------------------

   3,553,454     1,352,090       826,490        (49,789)       40,073       142,138           7,094        115,551      124,903
-------------------------------------------------------------------------------------------------------------------------------
   3,608,298     1,429,671     1,012,494          1,938        76,054       144,128           7,253        121,040      131,141
-------------------------------------------------------------------------------------------------------------------------------
     294,224       113,759     1,271,272        370,117       339,413            --              --             --          --
-------------------------------------------------------------------------------------------------------------------------------
$  3,902,522  $  1,543,430  $  2,283,766  $     372,055  $    415,467  $    144,128   $       7,253  $     121,040  $   131,141
-------------------------------------------------------------------------------------------------------------------------------

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

======================================================================
                                                           COMBINED
                                                             TOTAL
                                                         -------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $  25,446,593
Expenses:
  Mortality and expense risk fees .....................         16,179
----------------------------------------------------------------------
    Net investment income (expense) ...................     25,430,414
----------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................     15,732,565
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............      6,958,753
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............      9,573,187
----------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................     32,264,505
----------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .....................     40,596,663
----------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $  98,291,582
======================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2012

=======================================================================
                                                            COMBINED
                                                              TOTAL
                                                         -------------
Changes from operations:
  Net investment income (expense) .....................  $   25,430,414
  Net realized gain (loss) on investments in
    portfolio shares ..................................      32,264,505
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................      40,596,663
-----------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................      98,291,582
-----------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................     409,733,525
  Contract redemptions ................................     (91,500,158)
  Net transfers .......................................         (66,116)
-----------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................     318,167,251
-----------------------------------------------------------------------
      Net increase (decrease) in net assets ...........     416,458,833
-----------------------------------------------------------------------
Net assets, beginning of period .......................     891,376,234
-----------------------------------------------------------------------
        Net assets, end of period .....................  $1,307,835,067
=======================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================
                                                                                                                         ALLIANCE
                                                                                                                         BERNSTEIN
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                              THE ALGER PORTFOLIOS                      SERIES FUND
                                                         ------------------------------------------------------------   -----------
                                                                                                                          GLOBAL
                                                            CAPITAL       LARGE CAP       MID CAP        SMALL CAP       THEMATIC
                                                         APPRECIATION       GROWTH        GROWTH          GROWTH          GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $       3,386  $       9,011  $       3,009  $            --   $       183
Expenses:
  Mortality and expense risk fees .....................          1,403            368          1,398              153            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................          1,983          8,643          1,611             (153)          183
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................        226,661        159,458        111,927           14,435        (5,718)
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............             --             --             --               --            --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............             --             --             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................        226,661        159,458        111,927           14,435        (5,718)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................       (323,986)      (184,889)      (214,709)         (20,725)      (21,159)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations                                         $     (95,342) $     (16,788) $    (101,171) $        (6,443)  $   (26,694)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================
                                                                                                                         ALLIANCE
                                                                                                                         BERNSTEIN
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                              THE ALGER PORTFOLIOS                      SERIES FUND
                                                         ------------------------------------------------------------   -----------
                                                                                                                          GLOBAL
                                                            CAPITAL       LARGE CAP       MID CAP        SMALL CAP       THEMATIC
                                                         APPRECIATION       GROWTH        GROWTH          GROWTH          GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $       1,983  $       8,643  $       1,611  $          (153)  $       183
  Net realized gain (loss) on investments in
    portfolio shares ..................................        226,661        159,458        111,927           14,435        (5,718)
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio
    shares ............................................       (323,986)      (184,889)      (214,709)         (20,725)      (21,159)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................        (95,342)       (16,788)      (101,171)          (6,443)      (26,694)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................      1,008,687         14,140         22,502               --            --
  Contract redemptions ................................       (149,760)       (15,927)       (74,366)          (1,935)       (2,620)
  Net transfers .......................................      1,195,924         39,303       (546,393)         (57,625)       92,631
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................      2,054,851         37,516       (598,257)         (59,560)       90,011
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........      1,959,509         20,728       (699,428)         (66,003)       63,317
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................      2,095,275        983,914      1,247,418          318,919            --
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $   4,054,784  $   1,004,642  $     547,990  $       252,916   $    63,317
===================================================================================================================================

*    See Footnote 8 for details.

      The accompanying notes are an integral part of these financial statements.

=================================================================================================================================
                                                                            ALPS
                                                                          VARIABLE
                                                                          INSURANCE
      ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CONTINUED)           TRUST         AMERICAN CENTURY VARIABLE PORTFOLIOS
----------------------------------------------------------------------  -------------  ------------------------------------------
  GROWTH                                                                   LISTED
    AND       INTERNATIONAL  INTERNATIONAL    SMALL CAP     SMALL-MID     PRIVATE                       INCOME &      INFLATION
  INCOME         GROWTH         VALUE          GROWTH       CAP VALUE    EQUITY (a)*      BALANCED       GROWTH       PROTECTION
---------------------------------------------------------------------------------------------------------------------------------

$      8,792  $      14,258  $      14,254  $         --  $      7,335  $          --  $      16,074  $      10,321  $    165,694

          68             --             --            --           189              9
---------------------------------------------------------------------------------------------------------------------------------
       8,724         14,258         14,254            --         7,335             --         16,074         10,132       165,685
---------------------------------------------------------------------------------------------------------------------------------

      61,857          9,446         12,403       113,962       133,565       (135,686)        61,556         46,801       154,171

          --             --             --            --            --             --             --             --            --

          --             --             --            --            --             --             --             --        41,015
---------------------------------------------------------------------------------------------------------------------------------
      61,857          9,446         12,403       113,962       133,565       (135,686)        61,556         46,801       195,186
---------------------------------------------------------------------------------------------------------------------------------

     (56,730)      (115,001)       (91,963)     (149,582)     (404,578)       134,012        (29,952)       (52,395)      100,535
---------------------------------------------------------------------------------------------------------------------------------
$     13,851  $     (91,297) $     (65,306) $    (35,620) $   (263,678)   $    (1,674) $      47,678  $       4,538  $    461,406
=================================================================================================================================

=================================================================================================================================
                                                                            ALPS
                                                                          VARIABLE
                                                                          INSURANCE
      ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (CONTINUED)           TRUST         AMERICAN CENTURY VARIABLE PORTFOLIOS
----------------------------------------------------------------------  -------------  ------------------------------------------
  GROWTH                                                                   LISTED
    AND       INTERNATIONAL  INTERNATIONAL    SMALL CAP     SMALL-MID     PRIVATE                       INCOME &      INFLATION
  INCOME         GROWTH         VALUE          GROWTH       CAP VALUE    EQUITY (a)*      BALANCED       GROWTH       PROTECTION
---------------------------------------------------------------------------------------------------------------------------------

$      8,724  $      14,258  $      14,254  $         --  $      7,335  $          --  $      16,074  $      10,132  $    165,685
      61,857          9,446         12,403       113,962       133,565       (135,686)        61,556         46,801       195,186

     (56,730)      (115,001)       (91,963)     (149,582)     (404,578)       134,012        (29,952)       (52,395)      100,535
---------------------------------------------------------------------------------------------------------------------------------
      13,851        (91,297)       (65,306)      (35,620)     (263,678)        (1,674)        47,678          4,538       461,406
---------------------------------------------------------------------------------------------------------------------------------

      65,081         83,335         95,810       738,093       654,531             --         91,215        125,428       412,563
     (42,437)        (5,795)       (20,695)      (69,078)     (117,503)        (1,313)      (113,458)       (57,036)     (450,377)
     369,911         14,229        (50,463)      255,298       153,756       (775,808)       (75,766)       (52,362)    1,150,722
---------------------------------------------------------------------------------------------------------------------------------

     392,555         91,769         24,652       924,313       690,784       (777,121)       (98,009)        16,030     1,112,908
---------------------------------------------------------------------------------------------------------------------------------
     406,406            472        (40,654)      888,693       427,106       (778,795)       (50,331)        20,568     1,574,314
---------------------------------------------------------------------------------------------------------------------------------
     400,104        533,861        367,705       559,720     2,574,617        778,795        982,319        753,315     4,263,352
---------------------------------------------------------------------------------------------------------------------------------
$    806,510  $     534,333  $     327,051  $  1,448,413  $  3,001,723  $          --  $     931,988  $     773,883   $ 5,837,666
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================
                                                                    AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                                            LARGE           MID
                                                                           COMPANY          CAP
                                                         INTERNATIONAL      VALUE          VALUE           ULTRA           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $      16,173  $       3,179  $      16,518  $            --   $    43,562
Expenses:
  Mortality and expense risk fees .....................              4             --             --               --            86
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................         16,169          3,179         16,518               --        43,476
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................         83,359          1,556          3,885           23,945       152,918
  Net realized short-term capital gain
    distributions from investments in portfolio
    shares ............................................             --             --             --               --            --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............             --             --         20,141               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................         83,359          1,556         24,026           23,945       152,918
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ..................       (322,490)         3,578        (81,829)          (5,721)     (164,844)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $    (222,962) $       8,313  $     (41,285) $        18,224   $    31,550
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================
                                                                    AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)
                                                         --------------------------------------------------------------------------
                                                                            LARGE           MID
                                                                           COMPANY          CAP
                                                         INTERNATIONAL      VALUE          VALUE           ULTRA           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $      16,169  $       3,179  $      16,518  $            --   $    43,476
  Net realized gain (loss) on investments in
    portfolio shares ..................................         83,359          1,556         24,026           23,945       152,918
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................       (322,490)         3,578        (81,829)          (5,721)     (164,844)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................       (222,962)         8,313        (41,285)          18,224        31,550
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................        524,897         35,066        188,601           37,167       296,305
  Contract redemptions ................................        (27,147)        (6,806)       (80,274)          (1,445)     (224,047)
  Net transfers .......................................        (83,704)       239,102        903,637        1,045,851        94,871
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................        414,046        267,362      1,011,964        1,081,573       167,129
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........        191,084        275,675        970,679        1,099,797       198,679
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................        918,764        101,272        586,155          151,267     2,187,241
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $   1,109,848  $     376,947  $   1,556,834  $     1,251,064   $ 2,385,920
===================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
  AMERICAN
  CENTURY
  VARIABLE                                                                                 CREDIT
 PORTFOLIOS        BLACKROCK VARIABLE                                                      SUISSE
 (CONTINUED)     SERIES TRUST FUNDS (b)*     COLUMBIA FUNDS VARIABLE SERIES TRUST (c)*      TRUST        DFA INVESTMENT DIMENSIONS
------------  ----------------------------  ------------------------------------------  -------------  ----------------------------
                 EQUITY         GLOBAL         SELECT        SELECT     CVP SELIGMAN      COMMODITY                        VA
                DIVIDEND      ALLOCATION     LARGE-CAP    SMALLER-CAP      GLOBAL          RETURN        VA GLOBAL    INTERNATIONAL
   VISTA           V.I.          V.I.        VALUE (d)*    VALUE (e)*   TECHNOLOGY (f)*   STRATEGY         BOND           SMALL
-----------------------------------------------------------------------------------------------------------------------------------

$         --  $       2,011  $       4,936  $         --  $         --  $           --  $      18,380  $     220,211  $      86,283

          --             --             --            --            --             128             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
          --          2,011          4,936            --            --            (128)        18,380        220,211         86,283
-----------------------------------------------------------------------------------------------------------------------------------

     (58,429)            --             (1)     (459,680)       (5,930)          6,253         (8,022)       (39,010)        64,518

          --          1,999            769            --            --              --             --         36,088             --

          --            404          3,814            --            --              --             --        129,622        109,310
-----------------------------------------------------------------------------------------------------------------------------------
     (58,429)         2,403          4,582      (459,680)       (5,930)          6,253         (8,022)       126,700        173,828
-----------------------------------------------------------------------------------------------------------------------------------

     (48,588)        (1,588)       (11,689)      (17,557)        1,124         (91,428)      (135,687)      (179,739)      (708,454)
-----------------------------------------------------------------------------------------------------------------------------------
$   (107,017) $       2,826  $      (2,171) $   (477,237) $     (4,806) $      (85,303) $    (125,329) $     167,172  $    (448,343)
===================================================================================================================================

===================================================================================================================================
  AMERICAN
  CENTURY
  VARIABLE                                                                                 CREDIT
 PORTFOLIOS        BLACKROCK VARIABLE                                                      SUISSE
 (CONTINUED)     SERIES TRUST FUNDS (b)*     COLUMBIA FUNDS VARIABLE SERIES TRUST (c)*      TRUST        DFA INVESTMENT DIMENSIONS
------------  ----------------------------  ------------------------------------------  -------------  ----------------------------
                 EQUITY         GLOBAL         SELECT        SELECT     CVP SELIGMAN      COMMODITY                        VA
                DIVIDEND      ALLOCATION     LARGE-CAP    SMALLER-CAP      GLOBAL          RETURN        VA GLOBAL    INTERNATIONAL
   VISTA           V.I.          V.I.        VALUE (d)*    VALUE (e)*   TECHNOLOGY (f)*   STRATEGY         BOND           SMALL
-----------------------------------------------------------------------------------------------------------------------------------

$         --  $       2,011  $       4,936  $         --  $         --  $         (128) $      18,380  $     220,211  $      86,283
     (58,429)         2,403          4,582      (459,680)       (5,930)          6,253         (8,022)       126,700        173,828

     (48,588)        (1,588)       (11,689)      (17,557)        1,124         (91,428)      (135,687)      (179,739)      (708,454)
-----------------------------------------------------------------------------------------------------------------------------------
    (107,017)         2,826         (2,171)     (477,237)       (4,806)        (85,303)      (125,329)       167,172       (448,343)
-----------------------------------------------------------------------------------------------------------------------------------

          --              1         15,650       415,896        10,873         101,146         94,555      2,813,967      1,667,144
     (11,615)           (71)            (8)      (23,515)         (366)        (47,072)       (11,281)      (127,815)       (84,970)
    (640,063)       445,675        196,431     1,231,796        71,057         167,014        282,836      3,120,999        519,308
-----------------------------------------------------------------------------------------------------------------------------------

    (651,678)       445,605        212,073     1,624,177        81,564         221,088        366,110      5,807,151      2,101,482
-----------------------------------------------------------------------------------------------------------------------------------
    (758,695)       448,431        209,902     1,146,940        76,758         135,785        240,781      5,974,323      1,653,139
-----------------------------------------------------------------------------------------------------------------------------------
     938,054             --             --            --            --         730,980        468,887      2,585,570      1,085,697
-----------------------------------------------------------------------------------------------------------------------------------
$    179,359  $     448,431  $     209,902  $  1,146,940  $     76,758  $      866,765  $     709,668  $   8,559,893  $   2,738,836
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================
                                                                                                                          DIREXION
                                                                                                                         INSURANCE
                                                                      DFA INVESTMENT DIMENSIONS (CONTINUED)                TRUST
                                                         ------------------------------------------------------------   -----------
                                                              VA          VA SHORT-       VA U.S.          VA U.S.        DYNAMIC
                                                         INTERNATIONAL      TERM           LARGE          TARGETED         VP HY
                                                             VALUE          FIXED          VALUE           VALUE           BOND
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $     136,194  $      15,979  $      74,296  $        22,912   $   196,007
Expenses:
  Mortality and expense risk fees .....................             --             --             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................        136,194         15,979         74,296           22,912       196,007
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ...................         (4,783)           285         47,003           52,216      (403,348)
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............             --          1,682             --               --            --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............             --          9,251             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................         (4,783)        11,218         47,003           52,216      (403,348)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ..................       (757,160)       (21,483)      (412,037)        (133,524)       60,387
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $    (625,749) $       5,714  $    (290,738) $       (58,396)  $  (146,954)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================
                                                                                                                          DIREXION
                                                                                                                         INSURANCE
                                                                      DFA INVESTMENT DIMENSIONS (CONTINUED)                TRUST
                                                         ------------------------------------------------------------   -----------
                                                              VA          VA SHORT-       VA U.S.          VA U.S.        DYNAMIC
                                                         INTERNATIONAL      TERM           LARGE          TARGETED         VP HY
                                                             VALUE          FIXED          VALUE           VALUE           BOND
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $     136,194  $      15,979  $      74,296  $        22,912   $   196,007
  Net realized gain (loss) on investments in
    portfolio shares ..................................         (4,783)        11,218         47,003           52,216      (403,348)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................       (757,160)       (21,483)      (412,037)        (133,524)       60,387
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................       (625,749)         5,714       (290,738)         (58,396)     (146,954)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................      2,216,343      3,477,085      2,332,156        1,502,198       146,659
  Contract redemptions ................................       (134,002)       (94,151)      (291,835)         (87,818)   (3,434,776)
  Net transfers .......................................      1,512,597        249,176      1,434,959        1,531,579     7,880,885
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................      3,594,938      3,632,110      3,475,280        2,945,959     4,592,768
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........      2,969,189      3,637,824      3,184,542        2,887,563     4,445,814
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................        768,082        580,564      1,101,828          502,319       151,759
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $   3,737,271  $   4,218,388  $   4,286,370  $     3,389,882   $ 4,597,573
===================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                             DREYFUS
  DREYFUS                                    VARIABLE
 INVESTMENT                                 INVESTMENT           EATON VANCE
 PORTFOLIOS                                    FUND             VARIABLE TRUST                   FEDERATED INSURANCE SERIES
------------                              -------------  ---------------------------  ----------------------------------------------
   SMALL         DREYFUS
    CAP         SOCIALLY      DREYFUS                     FLOATING-                       HIGH
   STOCK       RESPONSIBLE     STOCK      INTERNATIONAL     RATE         LARGE-CAP       INCOME                       MANAGED
   INDEX         GROWTH        INDEX         VALUE         INCOME         VALUE          BOND II    KAUFMANN II   VOLATILITY II (g)*
------------------------------------------------------------------------------------------------------------------------------------

$      8,432  $        390  $    160,386  $      69,071  $    287,778  $       2,877  $    204,728  $      4,605  $          23,627

          --            75         1,327          1,112            --             --            47            --                 --
------------------------------------------------------------------------------------------------------------------------------------
       8,432           315       159,059         67,959       287,778          2,877       204,681         4,605             23,627
------------------------------------------------------------------------------------------------------------------------------------

     164,032         1,399     1,036,830        113,810        16,031          5,947        43,184        31,810             20,497

          --            --            --             --            --             --            --            --                 --

       3,373            --        59,918             --            --             --            --            --                 --
------------------------------------------------------------------------------------------------------------------------------------
     167,405         1,399     1,096,748        113,810        16,031          5,947        43,184        31,810             20,497
------------------------------------------------------------------------------------------------------------------------------------

    (153,685)       (6,571)   (1,103,685)      (749,899)     (217,191)       (28,544)     (157,023)     (123,192)           (11,887)
------------------------------------------------------------------------------------------------------------------------------------
$     22,152  $     (4,857) $    152,122  $    (568,130) $     86,618  $     (19,720) $     90,842  $    (86,777) $          32,237
===================================================================================================================================

===================================================================================================================================
                                             DREYFUS
  DREYFUS                                    VARIABLE
 INVESTMENT                                 INVESTMENT           EATON VANCE
 PORTFOLIOS                                    FUND             VARIABLE TRUST                   FEDERATED INSURANCE SERIES
------------                              -------------  ---------------------------  ----------------------------------------------
   SMALL         DREYFUS
    CAP         SOCIALLY      DREYFUS                     FLOATING-                       HIGH
   STOCK       RESPONSIBLE     STOCK      INTERNATIONAL     RATE         LARGE-CAP       INCOME                       MANAGED
   INDEX         GROWTH        INDEX         VALUE         INCOME         VALUE          BOND II    KAUFMANN II   VOLATILITY II (g)*
------------------------------------------------------------------------------------------------------------------------------------

$      8,432  $        315  $    159,059  $      67,959  $    287,778  $       2,877  $    204,681  $      4,605  $          23,627
     167,405         1,399     1,096,748        113,810        16,031          5,947        43,184        31,810             20,497

    (153,685)       (6,571)   (1,103,685)      (749,899)     (217,191)       (28,544)     (157,023)     (123,192)           (11,887)
------------------------------------------------------------------------------------------------------------------------------------
      22,152        (4,857)      152,122       (568,130)       86,618        (19,720)       90,842       (86,777)            32,237
------------------------------------------------------------------------------------------------------------------------------------

     187,941            --       439,675        386,272     2,997,060         34,267       115,234        96,414            177,007
     (84,101)         (660)     (672,255)      (372,287)     (514,046)       (56,795)      (64,942)      (37,643)           (19,200)
     286,479       223,982    (2,101,574)      (716,385)    2,500,238        (21,541)     (858,655)     (100,312)           281,851
------------------------------------------------------------------------------------------------------------------------------------

     390,319       223,322    (2,334,154)      (702,400)    4,983,252        (44,069)     (808,363)      (41,541)           439,658
------------------------------------------------------------------------------------------------------------------------------------
     412,471       218,465    (2,182,032)    (1,270,530)    5,069,870        (63,789)     (717,521)     (128,318)           471,895
------------------------------------------------------------------------------------------------------------------------------------
   1,388,016        48,218     9,548,689      3,714,155     2,925,236        286,854     2,737,353       550,960            500,687
------------------------------------------------------------------------------------------------------------------------------------
$  1,800,487  $    266,683  $  7,366,657  $   2,443,625  $  7,995,106  $     223,065  $  2,019,832  $    422,642  $         972,582
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================
                                                                            FIDELITY VARIABLE INSURANCE PRODUCTS
                                                         --------------------------------------------------------------------------
                                                                                        DISCIPLINED        EQUITY-
                                                            BALANCED     CONTRAFUND      SMALL CAP         INCOME         GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $       2,795  $      15,470  $         299  $           405   $       609
Expenses:
  Mortality and expense risk fees .....................             --             --             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................          2,795         15,470            299              405           609
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................          1,379        (23,851)         2,256               (4)          635
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............            519             --             --               --         1,264
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............             --             --             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................          1,898        (23,851)         2,256               (4)        1,899
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ..................        (16,486)       (48,761)         4,909              970       (12,183)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $     (11,793) $     (57,142) $       7,464  $         1,371   $    (9,675)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================
                                                                            FIDELITY VARIABLE INSURANCE PRODUCTS
                                                         --------------------------------------------------------------------------
                                                                                        DISCIPLINED        EQUITY-
                                                            BALANCED     CONTRAFUND      SMALL CAP         INCOME         GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $       2,795  $      15,470  $         299  $           405   $       609
  Net realized gain (loss) on investments in
    portfolio shares ..................................          1,898        (23,851)         2,256               (4)        1,899
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................        (16,486)       (48,761)         4,909              970       (12,183)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................        (11,793)       (57,142)         7,464            1,371        (9,675)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................         10,833        926,202          1,003           56,477       139,333
  Contract redemptions ................................        (17,820)       (37,198)          (200)            (159)      (35,113)
  Net transfers .......................................        161,832        663,142        172,575          210,570        71,466
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................        154,845      1,552,146        173,378          266,888       175,686
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........        143,052      1,495,004        180,842          268,259       166,011
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................         38,535        398,601         84,553             --         275,382
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $     181,587  $   1,893,605  $     265,395  $       268,259   $   441,393
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================
                                             FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                            INTERNATIONAL
 GROWTH &        GROWTH           HIGH         CAPITAL      INVESTMENT                                                 STRATEGIC
  INCOME      OPPORTUNITIES      INCOME     APPRECIATION    GRADE BOND      MID CAP       OVERSEAS      REAL ESTATE      INCOME
----------------------------------------------------------------------------------------------------------------------------------

$        740  $          --  $     315,044  $       1,354  $     97,920  $         132  $       5,089  $      16,962  $    276,711

          --             --             --             --            --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
         740             --        315,044          1,354        97,920            132          5,089         16,962       276,711
----------------------------------------------------------------------------------------------------------------------------------

          (2)         8,117       (129,687)        (2,063)       35,760           (988)       (14,834)       (93,955)        2,713

          --             --             --             67        32,805          1,035            197             --        58,121

          --             --             --             --            38             --             --             --        60,102
----------------------------------------------------------------------------------------------------------------------------------
          (2)         8,117       (129,687)        (1,996)       68,603             47        (14,637)       (93,955)      120,936
----------------------------------------------------------------------------------------------------------------------------------

        (960)           (29)       (44,717)        (8,753)      (85,991)       (48,054)       (51,872)        76,506      (256,755)
----------------------------------------------------------------------------------------------------------------------------------
$       (222) $       8,088  $     140,640  $      (9,395) $     80,532  $     (47,875) $     (61,420) $        (487) $    140,892
==================================================================================================================================

=================================================================================================================================
                                             FIDELITY VARIABLE INSURANCE PRODUCTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                            INTERNATIONAL
 GROWTH &        GROWTH           HIGH         CAPITAL      INVESTMENT                                                 STRATEGIC
  INCOME      OPPORTUNITIES      INCOME     APPRECIATION    GRADE BOND      MID CAP       OVERSEAS      REAL ESTATE      INCOME
----------------------------------------------------------------------------------------------------------------------------------

$        740  $          --  $     315,044  $       1,354  $     97,920  $         132  $       5,089  $      16,962  $    276,711
          (2)         8,117       (129,687)        (1,996)       68,603             47        (14,637)       (93,955)      120,936

        (960)           (29)       (44,717)        (8,753)      (85,991)       (48,054)       (51,872)        76,506      (256,755)
----------------------------------------------------------------------------------------------------------------------------------
        (222)         8,088        140,640         (9,395)       80,532        (47,875)       (61,420)          (487)      140,892
----------------------------------------------------------------------------------------------------------------------------------

      35,192          4,979        280,267        107,899       412,970        299,078        166,547        234,823       592,247
        (407)        (1,406)      (201,680)          (137)      (46,339)        (7,373)        (2,328)       (12,648)      (54,798)
      11,580         (2,470)     1,410,341         (2,035)    2,875,940         (7,857)       142,396      1,636,346     5,898,577
----------------------------------------------------------------------------------------------------------------------------------

      46,365          1,103      1,488,928        105,727     3,242,571        283,848        306,615      1,858,521     6,436,026
----------------------------------------------------------------------------------------------------------------------------------
      46,143          9,191      1,629,568         96,332     3,323,103        235,973        245,195      1,858,034     6,576,918
----------------------------------------------------------------------------------------------------------------------------------
          --             --      2,973,031         65,255            --        290,069        104,964        278,659       176,058
----------------------------------------------------------------------------------------------------------------------------------
$     46,143  $       9,191  $   4,602,599  $     161,587  $  3,323,103  $     526,042  $     350,159  $   2,136,693  $  6,752,976
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================
                                                               FIDELITY VARIABLE
                                                                   INSURANCE           FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
                                                             PRODUCTS (CONTINUED)             (IBBOTSON ETF ASSET ALLOCATION)
                                                         ----------------------------  --------------------------------------------
                                                                            VALUE        AGGRESSIVE
                                                             VALUE        STRATEGIES       GROWTH         BALANCED     CONSERVATIVE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................  $         246  $         306  $          48  $        25,396  $     20,246
Expenses:
  Mortality and expense risk fees .....................             --             --             --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................            246            306             48           25,396        20,246
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ...................         (3,502)        (7,946)        (1,392)          43,125        58,490
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............             --             --             --               74         3,214
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............             --             --             --           39,884        36,197
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................         (3,502)        (7,946)        (1,392)          83,083        97,901
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ..................          1,079         (1,097)        (2,145)        (127,467)      (64,630)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................  $      (2,177) $      (8,737) $      (3,489) $       (18,988) $     53,517
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================
                                                               FIDELITY VARIABLE
                                                                   INSURANCE           FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
                                                             PRODUCTS (CONTINUED)             (IBBOTSON ETF ASSET ALLOCATION)
                                                         ----------------------------  --------------------------------------------
                                                                            VALUE        AGGRESSIVE
                                                             VALUE        STRATEGIES       GROWTH         BALANCED     CONSERVATIVE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .....................  $         246  $         306  $          48  $        25,396  $     20,246
  Net realized gain (loss) on investments in
    portfolio shares ..................................         (3,502)        (7,946)        (1,392)          83,083        97,901
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................          1,079         (1,097)        (2,145)        (127,467)      (64,630)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................         (2,177)        (8,737)        (3,489)         (18,988)       53,517
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .........................................             --          2,738             --          140,801       304,287
  Contract redemptions ................................            (29)          (507)          (112)        (148,819)     (184,147)
  Net transfers .......................................         18,629         15,124        (23,308)          54,674      (212,857)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................         18,600         17,355        (23,420)          46,656       (92,717)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........         16,423          8,618        (26,909)          27,668       (39,200)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................             --             --         31,596        2,487,640     1,679,013
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .....................  $      16,423  $       8,618  $       4,687  $     2,515,308  $  1,639,813
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
   FINANCIAL INVESTORS          FIRST
 VARIABLE INSURANCE TRUST       EAGLE
    (IBBOTSON ETF ASSET       VARIABLE
  ALLOCATION) (CONTINUED)       FUNDS                        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
--------------------------  -------------  ----------------------------------------------------------------------------------------
                                              GLOBAL                                                                    TEMPLETON
                                               REAL           HIGH                         MUTUAL        STRATEGIC       GLOBAL
               INCOME AND                     ESTATE         INCOME         INCOME         SHARES         INCOME          BOND
  GROWTH         GROWTH       OVERSEAS     SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II
-----------------------------------------------------------------------------------------------------------------------------------

$     18,272  $      5,542  $      93,394  $      74,763  $     415,549  $     281,163  $      46,132  $     167,737  $     589,738

          --            --             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
      18,272         5,542         93,394         74,763        415,549        281,163         46,132        167,737        589,738
-----------------------------------------------------------------------------------------------------------------------------------

      38,458        14,591        211,713            932       (383,152)      (226,322)        17,641         83,826        149,856

          --         1,112             --             --             --             --             --             --          8,153

      18,317         9,275        129,581             --             --             --             --             --         60,429
-----------------------------------------------------------------------------------------------------------------------------------
      56,775        24,978        341,294            932       (383,152)      (226,322)        17,641         83,826        218,438
-----------------------------------------------------------------------------------------------------------------------------------

    (122,370)      (22,816)      (969,890)      (175,726)       (26,904)      (106,985)       (82,848)      (180,878)    (1,124,405)
-----------------------------------------------------------------------------------------------------------------------------------
$    (47,323) $      7,704  $    (535,202) $    (100,031) $       5,493  $     (52,144) $     (19,075) $      70,685  $    (316,229)
===================================================================================================================================

===================================================================================================================================
   FINANCIAL INVESTORS          FIRST
 VARIABLE INSURANCE TRUST       EAGLE
    (IBBOTSON ETF ASSET       VARIABLE
  ALLOCATION) (CONTINUED)       FUNDS                        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
--------------------------  -------------  ----------------------------------------------------------------------------------------
                                              GLOBAL                                                                    TEMPLETON
                                               REAL           HIGH                         MUTUAL        STRATEGIC       GLOBAL
               INCOME AND                     ESTATE         INCOME         INCOME         SHARES         INCOME          BOND
  GROWTH         GROWTH       OVERSEAS     SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II  SECURITIES II
-----------------------------------------------------------------------------------------------------------------------------------

$     18,272  $      5,542  $      93,394  $      74,763  $     415,549  $     281,163  $      46,132  $     167,737  $     589,738
      56,775        24,978        341,294            932       (383,152)      (226,322)        17,641         83,826        218,438

    (122,370)      (22,816)      (969,890)      (175,726)       (26,904)      (106,985)       (82,848)      (180,878)    (1,124,405)
-----------------------------------------------------------------------------------------------------------------------------------
     (47,323)        7,704       (535,202)      (100,031)         5,493        (52,144)       (19,075)        70,685       (316,229)
-----------------------------------------------------------------------------------------------------------------------------------

     553,222        91,570      1,716,593        508,880        741,046      1,448,289        317,018        411,542      2,873,337
     (25,421)      (15,707)      (246,056)       (46,529)      (329,381)      (214,254)       (14,682)       (49,805)      (349,071)
     319,692       (75,983)       671,001         24,922       (531,404)    (3,074,424)       307,740       (752,863)     2,901,210
-----------------------------------------------------------------------------------------------------------------------------------

     847,493          (120)     2,141,538        487,273       (119,739)    (1,840,389)       610,076       (391,126)     5,425,476
-----------------------------------------------------------------------------------------------------------------------------------
     800,170         7,584      1,606,336        387,242       (114,246)    (1,892,533)       591,001       (320,441)     5,109,247
-----------------------------------------------------------------------------------------------------------------------------------
     745,535       645,605      5,780,344        784,690      1,442,719      6,987,903      1,615,473      3,100,994      7,933,900
-----------------------------------------------------------------------------------------------------------------------------------
$  1,545,705  $    653,189  $   7,386,680  $   1,171,932  $   1,328,473  $   5,095,370  $   2,206,474  $   2,780,553  $  13,043,147
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===============================================================================================================================
                                                    FRANKLIN
                                                   TEMPLETON
                                               VARIABLE INSURANCE
                                                 PRODUCTS TRUST
                                                   (CONTINUED)                  INVESCO VARIABLE INSURANCE FUNDS
                                               -------------------  -----------------------------------------------------------
                                                                      VAN KAMPEN
                                                      U.S.               VALUE           CAPITAL       CORE       DIVERSIFIED
                                                 GOVERNMENT II      OPPORTUNITIES(u)*  DEVELOPMENT    EQUITY    DIVIDEND (h,t)*
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ........................  $            71,227  $             --   $        --   $   5,329  $            --
Expenses:
  Mortality and expense risk fees ...........                   --                --            --           1               --
-------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .......               71,227                --            --       5,328               --
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares .........               19,354           (15,355)       (1,216)     49,445           (9,417)
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares ........................                   --                --            --          --               --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares ........................                   --                --            --          --               --
-------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on
        investments in portfolio shares .....               19,354           (15,355)       (1,216)     49,445           (9,417)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
  portfolio shares ..........................               71,776               284        (5,805)    (40,691)          34,183
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations .....................  $           162,357  $        (15,071)  $    (7,021)  $  14,082  $        24,766
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================
                                                          FRANKLIN
                                                         TEMPLETON
                                                     VARIABLE INSURANCE
                                                       PRODUCTS TRUST
                                                        (CONTINUED)                    INVESCO VARIABLE INSURANCE FUNDS
                                                     ------------------   ---------------------------------------------------------
                                                                             VAN KAMPEN
                                                            U.S.                VALUE           CAPITAL     CORE      DIVERSIFIED
                                                        GOVERNMENT II     OPPORTUNITIES(u)*  DEVELOPMENT   EQUITY    DIVIDEND(h,t)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...............    $           71,227   $             --   $        --  $   5,328  $           --
  Net realized gain (loss) on investments in
    portfolio shares ............................                19,354            (15,355)       (1,216)    49,445          (9,417)
  Net change in unrealized appreciation
    (depreciation) of investments
    in portfolio shares .........................                71,776                284        (5,805)   (40,691)         34,183
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations ...........................               162,357            (15,071)       (7,021)    14,082          24,766
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) ...................................               142,516              8,855        21,936     72,176              --
  Contract redemptions ..........................              (117,948)           (28,701)       (1,279)   (15,689)         (1,381)
  Net transfers .................................             4,003,232             36,633       221,012    274,735         459,764
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions ........             4,027,800             16,787       241,669    331,222         458,383
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....             4,190,157              1,716       234,648    345,304         483,149
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................             1,716,163              3,668        65,288    455,485              --
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ...............    $        5,906,320   $          5,384   $   299,936  $ 800,789  $      483,149
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================
                                     INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                GLOBAL      GLOBAL                                                   MID
 FINANCIAL      HEALTH       REAL       GOVERNMENT      HIGH      INTERNATIONAL    CAP CORE               VAN KAMPEN
SERVICES(i)*     CARE       ESTATE      SECURITIES      YIELD        GROWTH         EQUITY    TECHNOLOGY   COMSTOCK
--------------------------------------------------------------------------------------------------------------------

$        184  $       --  $    94,143  $    19,513  $    485,743  $       26,197  $      521  $      170  $   12,441

          --          77        1,761           --           428              --          --          --          --
--------------------------------------------------------------------------------------------------------------------
         184         (77)      92,382       19,513       485,315          26,197         521         170      12,441
--------------------------------------------------------------------------------------------------------------------

         537     (29,858)     (47,344)      (5,856)     (521,815)         38,456      97,897    (111,769)    (71,056)

          --          --           --           --            --              --          --          --          --

          --          --           --           --            --              --          --          --          --
--------------------------------------------------------------------------------------------------------------------
         537     (29,858)     (47,344)      (5,856)     (521,815)         38,456      97,897    (111,769)    (71,056)
--------------------------------------------------------------------------------------------------------------------

         157     (28,029)    (300,585)      44,715       350,813        (355,548)   (132,798)    (25,658)     (1,809)
--------------------------------------------------------------------------------------------------------------------
$        878  $  (57,964) $  (255,547) $    58,372  $    314,313  $     (290,895) $  (34,380) $ (137,257) $  (60,424)
====================================================================================================================


====================================================================================================================
                                     INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                GLOBAL      GLOBAL                                                   MID
 FINANCIAL      HEALTH       REAL       GOVERNMENT      HIGH      INTERNATIONAL    CAP CORE               VAN KAMPEN
SERVICES(i)*     CARE       ESTATE      SECURITIES      YIELD        GROWTH         EQUITY    TECHNOLOGY   COMSTOCK
--------------------------------------------------------------------------------------------------------------------

$        184  $      (77) $    92,382  $    19,513  $    485,315  $       26,197  $      521  $      170  $   12,441
         537     (29,858)     (47,344)      (5,856)     (521,815)         38,456      97,897    (111,769)    (71,056)

         157     (28,029)    (300,585)      44,715       350,813        (355,548)   (132,798)    (25,658)     (1,809)
--------------------------------------------------------------------------------------------------------------------
         878     (57,964)    (255,547)      58,372       314,313        (290,895)    (34,380)   (137,257)    (60,424)
--------------------------------------------------------------------------------------------------------------------

       8,951      50,796      326,842        1,493       108,444         464,525      77,766      19,172     104,290
      (6,728)     (8,449)    (230,930)    (138,820)     (639,105)        (90,750)    (27,332)    (19,349)    (65,469)
     (32,907)     74,192     (130,054)   2,207,218    16,072,847         372,561     (24,859)    110,413     181,842
--------------------------------------------------------------------------------------------------------------------

     (30,684)    116,539      (34,142)   2,069,891    15,542,186         746,336      25,575     110,236     220,663
--------------------------------------------------------------------------------------------------------------------
     (29,806)     58,575     (289,689)   2,128,263    15,856,499         455,441      (8,805)    (27,021)    160,239
--------------------------------------------------------------------------------------------------------------------
      29,806     288,958    2,309,987      559,774     6,126,361       2,080,964     596,911     123,205          --
--------------------------------------------------------------------------------------------------------------------
$         --  $  347,533  $ 2,020,298  $ 2,688,037  $ 21,982,860  $    2,536,405  $  588,106  $   96,184  $  160,239
====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===============================================================================================================
                                                        INVESCO VARIABLE               IVY FUNDS VARIABLE
                                                   INSURANCE FUNDS (CONTINUED)        INSURANCE PORTFOLIOS
                                                   --------------------------  --------------------------------
                                                   VAN KAMPEN      VAN KAMPEN
                                                   EQUITY AND      GROWTH AND    ASSET
                                                    INCOME           INCOME     STRATEGY   BALANCED      BOND
---------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ..........................    $      635      $      688  $   58,315  $   2,669  $  11,262
Expenses:
  Mortality and expense risk fees .............            --              --          --         --         --
---------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........           635             688      58,315      2,669     11,262
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ...........       (15,538)         (4,568)     56,103     12,819     (3,012)
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares ..........................            --              --          --      2,540         --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares ..........................            --              --          --     11,525      2,781
---------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
        in portfolio shares ...................       (15,538)         (4,568)     56,103     26,884       (231)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
  portfolio shares ............................         2,532           6,471    (677,913)   (18,493)     9,209
---------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations .......................    $  (12,371)     $    2,591  $ (563,495) $  11,060  $  20,240
===============================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===============================================================================================================
                                                        INVESCO VARIABLE               IVY FUNDS VARIABLE
                                                   INSURANCE FUNDS (CONTINUED)        INSURANCE PORTFOLIOS
                                                   --------------------------  --------------------------------
                                                   VAN KAMPEN      VAN KAMPEN
                                                   EQUITY AND      GROWTH AND    ASSET
                                                    INCOME           INCOME     STRATEGY   BALANCED      BOND
---------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .............    $      635      $      688  $   58,315  $   2,669  $  11,262
  Net realized gain (loss) on investments in
    portfolio shares ..........................       (15,538)         (4,568)     56,103     26,884       (231)
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares ..........................         2,532           6,471    (677,913)   (18,493)     9,209
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations .........................       (12,371)          2,591    (563,495)    11,060     20,240
---------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .................................       102,196          27,487   1,635,566      9,852     37,588
  Contract redemptions ........................        (2,857)           (210)   (243,040)   (64,756)    (2,021)
  Net transfers ...............................        15,090         362,198     674,109    171,376   (402,245)
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions ......       114,429         389,475   2,066,635    116,472   (366,678)
---------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...       102,058         392,066   1,503,140    127,532   (346,438)
---------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............        34,508           3,811   5,030,555    256,899    545,820
---------------------------------------------------------------------------------------------------------------
        Net assets, end of period .............    $  136,566      $  395,877  $6,533,695  $ 384,431  $ 199,382
===============================================================================================================

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================
                            IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                      GLOBAL
  DIVIDEND                 GLOBAL    NATURAL                  HIGH       MID CAP    SCIENCE AND
OPPORTUNITIES   ENERGY      BOND    RESOURCES    GROWTH      INCOME      GROWTH     TECHNOLOGY    VALUE
----------------------------------------------------------------------------------------------------------

$       4,957  $      --  $  1,780  $       --  $     270  $    71,612  $       83  $        --  $   5,200

           --         --        --          --         --           --          --           --         --
----------------------------------------------------------------------------------------------------------
        4,957         --     1,780          --        270       71,612          83           --      5,200
----------------------------------------------------------------------------------------------------------

        4,203     26,872       (59)    (15,630)    (9,656)       2,784     107,215       13,161     25,317

           --         --        --          --         --           --      14,848        6,704         --

           --         --        --          --      2,458           --      34,734       12,236         --
----------------------------------------------------------------------------------------------------------
        4,203     26,872       (59)    (15,630)    (7,198)       2,784     156,797       32,101     25,317
----------------------------------------------------------------------------------------------------------

      (71,343)   (76,187)   (1,966)    (91,277)    (7,064)     (49,645)   (262,845)     (74,431)   (92,087)
----------------------------------------------------------------------------------------------------------
$     (62,183) $ (49,315) $   (245) $ (106,907) $ (13,992) $    24,751  $ (105,965) $   (42,330) $ (61,570)
==========================================================================================================


==========================================================================================================
                            IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                      GLOBAL
  DIVIDEND                 GLOBAL    NATURAL                  HIGH       MID CAP    SCIENCE AND
OPPORTUNITIES   ENERGY      BOND    RESOURCES    GROWTH      INCOME      GROWTH     TECHNOLOGY    VALUE
----------------------------------------------------------------------------------------------------------

$       4,957  $      --  $  1,780  $       --  $     270  $    71,612  $       83  $        --  $   5,200
        4,203     26,872       (59)    (15,630)    (7,198)       2,784     156,797       32,101     25,317

      (71,343)   (76,187)   (1,966)    (91,277)    (7,064)     (49,645)   (262,845)     (74,431)   (92,087)
----------------------------------------------------------------------------------------------------------
      (62,183)   (49,315)     (245)   (106,907)   (13,992)      24,751    (105,965)     (42,330)   (61,570)
----------------------------------------------------------------------------------------------------------

       53,634     98,515    13,308     121,069      9,135      264,660     573,807       17,899    128,960
       (7,256)   (20,834)   (2,225)     (5,354)      (864)     (25,772)    (75,176)     (40,908)   (73,967)
      544,038    123,467    80,412     278,201     41,583      824,673     215,169      130,812    (79,069)
----------------------------------------------------------------------------------------------------------

      590,416    201,148    91,495     393,916     49,854    1,063,561     713,800      107,803    (24,076)
----------------------------------------------------------------------------------------------------------
      528,233    151,833    91,250     287,009     35,862    1,088,312     607,835       65,473    (85,646)
----------------------------------------------------------------------------------------------------------
      198,420    336,172        --      51,685     54,213      414,211     956,948      301,345    603,192
----------------------------------------------------------------------------------------------------------
$     726,653  $ 488,005  $ 91,250  $  338,694  $  90,075  $ 1,502,523  $1,564,783  $   366,818  $ 517,546
==========================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===============================================================================================================
                                                                          JANUS ASPEN SERIES
                                                    -----------------------------------------------------------
                                                     BALANCED   ENTERPRISE    FORTY       JANUS      OVERSEAS
---------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares .............................  $  160,013  $       --  $    6,173  $    5,690  $    36,763
Expenses:
  Mortality and expense risk fees ................          --       1,305          --         827          105
---------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ............     160,013      (1,305)      6,173       4,863       36,658
---------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ..............      86,774      85,900     116,892      94,653    1,154,613
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares .............................      12,481          --          --          --           --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares .............................     320,787          --          --          --       76,669
---------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
        portfolio shares .........................     420,042      85,900     116,892      94,653    1,231,282
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in
  portfolio shares ...............................    (494,589)   (108,904)   (245,700)   (143,012)  (4,154,527)
---------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ...............................  $   85,466  $  (24,309) $ (122,635) $  (43,496) $(2,886,587)
===============================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================================================
                                                                          JANUS ASPEN SERIES
                                                    ------------------------------------------------------------
                                                     BALANCED   ENTERPRISE    FORTY       JANUS         OVERSEAS
----------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ................  $  160,013  $   (1,305) $    6,173  $    4,863    $    36,658
  Net realized gain (loss) on investments in
    portfolio shares .............................     420,042      85,900     116,892      94,653      1,231,282
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares .............................    (494,589)   (108,904)   (245,700)   (143,012)    (4,154,527)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations .................................      85,466     (24,309)   (122,635)    (43,496)    (2,886,587)
-----------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) ....................................     634,928      21,819      83,851      87,380      1,186,235
  Contract redemptions ...........................    (172,464)   (131,523)   (152,731)    (28,419)      (262,289)
  Net transfers ..................................    (460,984)    206,713    (333,686)   (148,542)    (1,727,695)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ..............       1,480      97,009    (402,566)    (89,581)      (803,749)
-----------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ......      86,946      72,700    (525,201)   (133,077)    (3,690,336)
-----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................   6,437,623   2,419,086   1,869,922   1,074,453      9,451,578
-----------------------------------------------------------------------------------------------------------------
        Net assets, end of period ................  $6,524,569  $2,491,786  $1,344,721  $  941,376     $5,761,242
=================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
JANUS ASPEN SERIES (CONTINUED)                LAZARD RETIREMENT SERIES              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------    ------------------------------------------------  -----------------------------------------
                                                                 US                                CLEARBRIDGE    CLEARBRIDGE
  PERKINS                          EMERGING                  SMALL-MID      US      CLEARBRIDGE      EQUITY       FUNDAMENTAL
  MID CAP                           MARKETS   INTERNATIONAL     CAP      STRATEGIC  AGGRESSIVE       INCOME         ALL CAP
   VALUE           WORLDWIDE        EQUITY       EQUITY        EQUITY      EQUITY     GROWTH         BUILDER         VALUE
-----------------------------------------------------------------------------------------------------------------------------

$     43,081     $       3,181  $    192,243  $      19,852  $       --  $   1,267  $     2,038    $    14,955    $     6,475

          --             1,047            43             --          --         --           --             --             --
-----------------------------------------------------------------------------------------------------------------------------
      43,081             2,134       192,200         19,852          --      1,267        2,038         14,955          6,475
-----------------------------------------------------------------------------------------------------------------------------


     409,818            10,081       366,502         12,685     (22,099)    13,194       71,575         11,171          7,936

          --                --            --             --       1,846         --           --             --             --

          --                --            --             --      37,657         --           --             --             --
-----------------------------------------------------------------------------------------------------------------------------
     409,818            10,081       366,502         12,685      17,404     13,194       71,575         11,171          7,936
-----------------------------------------------------------------------------------------------------------------------------

    (596,985)         (115,253)   (2,521,952)      (126,599)   (107,281)    (8,343)    (208,901)         5,040        (31,690)
-----------------------------------------------------------------------------------------------------------------------------
$   (144,086)    $    (103,038) $ (1,963,250) $     (94,062) $  (89,877) $   6,118  $  (135,288)   $    31,166    $   (17,279)
=============================================================================================================================


===========================================================================================================================
JANUS ASPEN SERIES (CONTINUED)              LAZARD RETIREMENT SERIES              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------  ------------------------------------------------  -----------------------------------------
                                                               US                                CLEARBRIDGE    CLEARBRIDGE
  PERKINS                        EMERGING                  SMALL-MID      US      CLEARBRIDGE      EQUITY       FUNDAMENTAL
  MID CAP                         MARKETS   INTERNATIONAL     CAP      STRATEGIC  AGGRESSIVE       INCOME         ALL CAP
   VALUE           WORLDWIDE      EQUITY       EQUITY        EQUITY      EQUITY     GROWTH         BUILDER         VALUE
---------------------------------------------------------------------------------------------------------------------------

$     43,081     $      2,134  $   192,200   $     19,852  $       --  $   1,267  $     2,038    $    14,955    $     6,475
     409,818           10,081      366,502         12,685      17,404     13,194       71,575         11,171          7,936

    (596,985)        (115,253)  (2,521,952)      (126,599)   (107,281)    (8,343)    (208,901)         5,040        (31,690)
---------------------------------------------------------------------------------------------------------------------------
    (144,086)        (103,038)  (1,963,250)       (94,062)    (89,877)     6,118     (135,288)        31,166        (17,279)
---------------------------------------------------------------------------------------------------------------------------

   1,065,461           21,426    1,400,457         55,712      27,044        (86)      33,500          3,800        263,821
    (228,273)         (72,451)    (548,256)       (48,008)    (36,229)    (4,191)    (136,716)        (1,147)       (13,504)
     (68,778)         226,977     (362,507)      (272,743)   (301,372)    (2,031)     353,554        172,455         35,263
---------------------------------------------------------------------------------------------------------------------------

     768,410          175,952      489,694       (265,039)   (310,557)    (6,308)     250,338        175,108        285,580
---------------------------------------------------------------------------------------------------------------------------
     624,324           72,914   (1,473,556)      (359,101)   (400,434)      (190)     115,050        206,274        268,301
---------------------------------------------------------------------------------------------------------------------------
   4,906,932          331,880   10,245,740      1,220,154     856,829    114,836      855,275        303,408        182,384
---------------------------------------------------------------------------------------------------------------------------
$  5,531,256     $    404,794  $ 8,772,184   $    861,053  $  456,395  $ 114,646  $   970,325    $   509,682    $   450,685
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==========================================================================================================
                                             LEGG MASON
                                              PARTNERS
                                              VARIABLE
                                            EQUITY TRUST     LEGG MASON PARTNERS
                                             (CONTINUED)    VARIABLE INCOME TRUST  LORD ABBETT SERIES FUND
                                           -------------- ------------------------ -----------------------
                                                             WESTERN      WESTERN
                                            CLEARBRIDGE       ASSET        ASSET
                                             LARGE CAP     GLOBAL HIGH   STRATEGIC     BOND       CAPITAL
                                               GROWTH      YIELD BOND      BOND      DEBENTURE   STRUCTURE
----------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ..................... $         478  $     85,920  $   56,371 $   432,515  $   10,283
Expenses:
  Mortality and expense risk fees ........            --            --          --          --          21
----------------------------------------------------------------------------------------------------------
    Net investment income (expense) ......           478        85,920      56,371     432,515      10,262
----------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ......        37,647       (31,574)     44,762     (59,752)      7,153
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares .....................            --            --          --          --          --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares .....................            --            --          --      54,093          --
----------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments
      in portfolio shares ................        37,647       (31,574)     44,762      (5,659)      7,153
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares .....................       (35,282)      (32,817)    (21,244)   (169,481)    (18,287)
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from operations ................... $       2,843  $     21,529  $   79,889 $   257,375  $     (872)
==========================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==========================================================================================================
                                             LEGG MASON
                                              PARTNERS
                                              VARIABLE
                                            EQUITY TRUST     LEGG MASON PARTNERS
                                             (CONTINUED)    VARIABLE INCOME TRUST  LORD ABBETT SERIES FUND
                                           -------------- ------------------------ -----------------------
                                                             WESTERN      WESTERN
                                            CLEARBRIDGE       ASSET        ASSET
                                             LARGE CAP     GLOBAL HIGH   STRATEGIC     BOND       CAPITAL
                                               GROWTH      YIELD BOND      BOND      DEBENTURE   STRUCTURE
----------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ........ $         478  $     85,920  $   56,371 $   432,515  $   10,262
  Net realized gain (loss) on investments
    in portfolio shares ..................        37,647       (31,574)     44,762      (5,659)      7,153
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares .....................       (35,282)      (32,817)    (21,244)   (169,481)    (18,287)
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
    from operations ......................         2,843        21,529      79,889     257,375        (872)
----------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments
    (including breakage) .................         4,099        47,749      61,061     946,270       1,002
  Contract redemptions ...................        (8,935)     (123,613)    (68,827)   (176,249)    (14,506)
  Net transfers ..........................      (111,737)     (306,396)    119,839   3,944,342      (2,363)
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
     from contract owners'
     transactions ........................      (116,573)     (382,260)    112,073   4,714,363     (15,867)
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets .............................      (113,730)     (360,731)    191,962   4,971,738     (16,739)
----------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........       215,955     1,324,122     944,930   2,554,541     366,359
----------------------------------------------------------------------------------------------------------
       Net assets, end of period ......... $     102,225  $    963,391  $1,136,892 $ 7,526,279  $  349,620
==========================================================================================================

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================
                                             MERGER
   LORD ABBETT SERIES FUND  (CONTINUED)       FUND                  NATIONWIDE VARIABLE INSURANCE TRUST
----------------------------------------- ------------ ----------------------------------------------------------------
                 GROWTH
  CLASSIC          AND     INTERNATIONAL     MERGER         BOND    INTERNATIONAL   MID CAP     S&P 500      SMALL CAP
   STOCK         INCOME    OPPORTUNITIES    FUND VL        INDEX         INDEX       INDEX       INDEX        INDEX
-----------------------------------------------------------------------------------------------------------------------

$     2,343  $      9,585  $       2,547  $        --  $    69,493  $    63,330   $    12,749 $    55,199  $     11,160

         --         1,017             --           --           --           --            --          --            --
-----------------------------------------------------------------------------------------------------------------------
      2,343         8,568          2,547           --       69,493       63,330        12,749      55,199        11,160
-----------------------------------------------------------------------------------------------------------------------

      8,290       (23,300)       (54,885)      (4,906)      46,140      (48,048)      289,744     253,071        35,239

         --            --             --      259,149           --           --            --          --            --

         --            --             --           --           --           --        19,225          --            --
-----------------------------------------------------------------------------------------------------------------------
      8,290       (23,300)       (54,885)     254,243       46,140      (48,048)      308,969     253,071        35,239
-----------------------------------------------------------------------------------------------------------------------

    (37,587)      (63,752)       (58,867)    (186,265)      26,060     (291,311)     (339,978)   (266,523)      (73,808)
-----------------------------------------------------------------------------------------------------------------------
$   (26,954) $    (78,484) $    (111,205) $    67,978  $   141,693  $  (276,029)  $   (18,260)$    41,747  $    (27,409)
=======================================================================================================================

=======================================================================================================================
                                             MERGER
   LORD ABBETT SERIES FUND  (CONTINUED)       FUND                  NATIONWIDE VARIABLE INSURANCE TRUST
----------------------------------------- ------------ ----------------------------------------------------------------
                 GROWTH
  CLASSIC          AND     INTERNATIONAL     MERGER         BOND    INTERNATIONAL   MID CAP     S&P 500      SMALL CAP
   STOCK         INCOME    OPPORTUNITIES    FUND VL        INDEX         INDEX       INDEX       INDEX        INDEX
-----------------------------------------------------------------------------------------------------------------------

$     2,343  $      8,568  $       2,547  $        --  $    69,493  $    63,330   $    12,749 $    55,199  $     11,160
      8,290       (23,300)       (54,885)     254,243       46,140      (48,048)      308,969     253,071        35,239

    (37,587)      (63,752)       (58,867)    (186,265)      26,060     (291,311)     (339,978)   (266,523)      (73,808)
-----------------------------------------------------------------------------------------------------------------------
    (26,954)      (78,484)      (111,205)      67,978      141,693     (276,029)      (18,260)     41,747       (27,409)
-----------------------------------------------------------------------------------------------------------------------

     56,813       133,890         75,631      679,411      356,858      319,243       141,760     580,450       395,528
       (901)      (80,545)       (91,835)    (112,510)    (180,129)    (330,570)     (164,251)   (314,659)     (129,382)
     78,985        64,023       (113,967)    (779,254)     740,191      (58,502)     (220,622)    601,477      (194,872)
-----------------------------------------------------------------------------------------------------------------------

    134,897       117,368       (130,171)    (212,353)     916,920      (69,829)     (243,113)    867,268        71,274
-----------------------------------------------------------------------------------------------------------------------
    107,943        38,884       (241,376)    (144,375)   1,058,613     (345,858)     (261,373)    909,015        43,865
-----------------------------------------------------------------------------------------------------------------------
    198,401     1,199,113        443,168    4,345,491    1,723,423    2,251,067     1,523,875   2,232,808     1,205,148
-----------------------------------------------------------------------------------------------------------------------
$   306,344  $  1,237,997  $     201,792  $ 4,201,116  $ 2,782,036  $ 1,905,209   $ 1,262,502 $ 3,141,823  $  1,249,013
=======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==========================================================================================================
                                                        NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                           ---------------------------------------------------------------
                                                                          MIDCAP       SHORT
                                              MID-CAP      LARGE CAP     INTRINSIC    DURATION   SMALL-CAP
                                              GROWTH       VALUE (v)*    VALUE (w)*     BOND      GROWTH
----------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ....................  $          --  $         --  $     1,597  $  37,960  $      --
Expenses:
  Mortality and expense risk fees .......             --             3           --         39         --
----------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...             --            (3)       1,597     37,921         --
----------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares .....       (157,776)      134,186       20,489     (6,484)    22,436
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares ....................             --            --           --         --         --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares ....................             --            --           --         --         --
----------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on
        investments in portfolio
        shares ..........................       (157,776)      134,186       20,489     (6,484)    22,436
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments
  in portfolio shares ...................       (172,389)     (254,665)     (46,573)   (31,407)  (120,356)
----------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets from operations ..........  $    (330,165) $   (120,482) $   (24,487) $      30  $ (97,920)
==========================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==========================================================================================================
                                                        NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                           ---------------------------------------------------------------
                                                                           MIDCAP      SHORT
                                              MID-CAP      LARGE CAP     INTRINSIC    DURATION   SMALL-CAP
                                              GROWTH       VALUE (v)*    VALUE (w)*     BOND      GROWTH
----------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .......  $          --  $         (3) $     1,597  $   37,921 $       --
  Net realized gain (loss) on investments
    in portfolio shares .................       (157,776)      134,186       20,489      (6,484)    22,436
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares ....................       (172,389)     (254,665)     (46,573)   (31,407)   (120,356)
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations ...................       (330,165)     (120,482)     (24,487)         30    (97,920)
----------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments
  (including breakage) ..................         85,210       232,260      121,018      63,097     96,813
  Contract redemptions ..................        (41,068)     (124,644)     (13,325)    (14,062)   (17,180)
  Net transfers .........................      2,108,379       (35,556)    (381,607)    706,599   (130,507)
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners'
      transactions ......................      2,152,521        72,060     (273,914)    755,634    (50,874)
----------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets ..........................      1,822,356       (48,422)    (298,401)    755,664   (148,794)
----------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........        871,798     1,801,162      563,004     455,938    692,727
----------------------------------------------------------------------------------------------------------
        Net assets, end of period .......  $   2,694,154  $  1,752,740  $   264,603  $1,211,602 $  543,933
==========================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
    NEUBERGER
     BERMAN
    ADVISERS
   MANAGEMENT
TRUST (CONTINUED)                                 NORTHERN LIGHTS VARIABLE TRUST
-----------------  ----------------------------------------------------------------------------------------------------------------
                                                                     CHARIOT
                                  AVANT GOLD                        ABSOLUTE                                  JNF          TOPS
   SOCIALLY         ADAPTIVE        BULLION       CHANGING          RETURN ALL        JNF       JNF          MONEY     BALANCED ETF
  RESPONSIVE       ALLOCATION  STRATEGY VP (j)*  PARAMETERS    OPPORTUNITIES (k)*   BALANCED   EQUITY        MARKET    CLASS 2 (l)*
-----------------------------------------------------------------------------------------------------------------------------------

$           3,033  $       --  $             --  $    150,529  $               --  $   3,029 $   3,254 $         4,410 $         --

               --          --                --            --                  --        639     2,984           6,580           --
-----------------------------------------------------------------------------------------------------------------------------------
            3,033          --                --       150,529                  --      2,390       270          (2,170)          --
-----------------------------------------------------------------------------------------------------------------------------------

           67,369     (55,424)         (109,590)      (44,715)             (1,389)   (10,826)   11,324              --           (1)

               --          --                --            --                  --         --        --              --           --

               --          --                --            --                  --         --        --              --           --
-----------------------------------------------------------------------------------------------------------------------------------
           67,369     (55,424)         (109,590)      (44,715)             (1,389)   (10,826)   11,324              --           (1)
-----------------------------------------------------------------------------------------------------------------------------------

         (112,087)    (15,045)         (148,303)     (214,073)                 (1)      (243)  (24,892)             --           --
-----------------------------------------------------------------------------------------------------------------------------------
$         (41,685) $  (70,469) $       (257,893) $   (108,259) $           (1,390) $  (8,679)$ (13,298)$        (2,170)$         (1)
===================================================================================================================================

===================================================================================================================================
    NEUBERGER
     BERMAN
    ADVISERS
   MANAGEMENT
TRUST (CONTINUED)                                 NORTHERN LIGHTS VARIABLE TRUST
-----------------  ----------------------------------------------------------------------------------------------------------------
                                                                     CHARIOT
                                  AVANT GOLD                        ABSOLUTE                                  JNF          TOPS
   SOCIALLY         ADAPTIVE        BULLION       CHANGING          RETURN ALL        JNF       JNF          MONEY     BALANCED ETF
  RESPONSIVE       ALLOCATION  STRATEGY VP (j)*  PARAMETERS    OPPORTUNITIES (k)*   BALANCED   EQUITY        MARKET    CLASS 2 (l)*
-----------------------------------------------------------------------------------------------------------------------------------

$           3,033  $       --  $             --  $    150,529  $               --  $   2,390 $     270 $        (2,170)$         --
           67,369     (55,424)         (109,590)      (44,715)             (1,389)   (10,826)   11,324              --           (1)

         (112,087)    (15,045)         (148,303)     (214,073)                 (1)      (243)  (24,892)             --           --
-----------------------------------------------------------------------------------------------------------------------------------
          (41,685)    (70,469)         (257,893)     (108,259)             (1,390)    (8,679)  (13,298)         (2,170)          (1)
-----------------------------------------------------------------------------------------------------------------------------------

           39,168      19,538           452,645       500,866              23,443         (1)   20,145      95,215,171           --
          (18,010)    (73,290)           (7,806)     (537,564)               (707)   (20,820) (126,409)    (21,287,650)          --
          118,417     650,772         1,256,826        (8,889)            (21,680)    48,253  (248,511)    (55,595,412)           1
-----------------------------------------------------------------------------------------------------------------------------------

          139,575     597,020         1,701,665       (45,587)              1,056     27,432  (354,775)     18,332,109            1
-----------------------------------------------------------------------------------------------------------------------------------
           97,890     526,551         1,443,772      (153,846)               (334)    18,753  (368,073)     18,329,939           --
-----------------------------------------------------------------------------------------------------------------------------------
          774,871      65,031                --    13,929,881                 334    218,917   708,073      87,666,577           --
-----------------------------------------------------------------------------------------------------------------------------------
$         872,761  $  591,582  $      1,443,772  $ 13,776,035  $               --  $ 237,670 $ 340,000 $   105,996,516 $         --
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================================================================
                                                                    NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
                                                 -------------------------------------------------------------------------------
                                                       TOPS                             TOPS            TOPS           TOPS
                                                     CAPITAL             TOPS          MODERATE       PROTECTED      PROTECTED
                                                   PRESERVATION       GROWTH ETF      GROWTH ETF     BALANCED ETF    GROWTH ETF
                                                 ETF CLASS 2 (l)*    CLASS 1 (l)*    CLASS 1 (l)*    CLASS 1 (b)*   CLASS 1 (l)*
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ........................   $             --    $         --    $         --    $         --   $         --
Expenses:
   Mortality and expense risk fees ...........                 --              --              --              --             --
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .........                 --              --              --              --             --
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales
     of investments in portfolio shares ......               (188)         (6,002)             --              --              4
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ........................                 --              --              --              --             --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ........................                 --              --              --              --             --
--------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on
        investments in portfolio shares ......               (188)         (6,002)             --              --              4
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..........................                 --           5,701          (4,543)          1,241          5,745
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
        assets from operations ...............   $           (188)   $       (301)   $     (4,543)   $      1,241   $      5,749
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================================================================
                                                                    NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)
                                                 -------------------------------------------------------------------------------
                                                       TOPS                              TOPS            TOPS           TOPS
                                                     CAPITAL             TOPS          MODERATE       PROTECTED      PROTECTED
                                                   PRESERVATION       GROWTH ETF      GROWTH ETF     BALANCED ETF    GROWTH ETF
                                                 ETF CLASS 2 (l)*    CLASS 1 (l)*    CLASS 1 (l)*    CLASS 1 (b)*   CLASS 1 (l)*
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........   $             --    $         --    $         --    $         --   $         --
   Net realized gain (loss) on
     investments in portfolio shares .........               (188)         (6,002)             --              --              4
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ........................                 --           5,701          (4,543)          1,241          5,745
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
        assets from operations ...............               (188)           (301)         (4,543)          1,241          5,749
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) ....................                 --         106,022         467,000         600,000      9,217,621
   Contract redemptions ......................                 --             (30)            (70)           (455)        (2,937)
   Net transfers .............................                188              --              --          84,905         19,985
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
        from contract owners' transactions ...                188         105,992         466,930         684,450      9,234,669
--------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net
          assets .............................                 --         105,691         462,387         685,691      9,240,418
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............                 --              --              --              --             --
--------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ..........   $             --    $    105,691    $    462,387    $    685,691   $  9,240,418
================================================================================================================================

*  See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================
      NORTHERN LIGHTS VARIABLE                  OPPENHEIMER
         TRUST (CONTINUED)               VARIABLE ACCOUNT FUNDS (b)*                   PIMCO VARIABLE INSURANCE TRUST
-----------------------------------   ----------------------------------   ------------------------------------------------------
      TOPS               TOPS                                                                                           FOREIGN
    PROTECTED          PROTECTED                                GLOBAL                    COMMODITY-     EMERGING        BOND
   MOD GROWTH         MOD GROWTH        CORE        GLOBAL     STRATEGIC       ALL       REAL RETURN      MARKETS      US DOLLAR
ETF CLASS 1 (b)*   ETF CLASS 2 (b)*     BOND      SECURITIES    INCOME        ASSET       STRATEGY         BOND         HEDGED
---------------------------------------------------------------------------------------------------------------------------------

$             --   $             --   $     --    $       --   $      --   $   812,001   $ 1,032,829    $   586,911    $  110,996

              --                 --         --            --          --            --            --             --            --
---------------------------------------------------------------------------------------------------------------------------------
              --                 --         --            --          --       812,001     1,032,829        586,911       110,996
---------------------------------------------------------------------------------------------------------------------------------

              --                 --         --            --          --       130,057      (404,167)       (75,985)      (48,637)

              --                 --         --            --          --            --            --             --            --

              --                 --         --            --          --            --            --             --        66,564
---------------------------------------------------------------------------------------------------------------------------------

              --                 --         --            --          --       130,057      (404,167)       (75,985)       17,927
---------------------------------------------------------------------------------------------------------------------------------

             226                 --         54           263          68      (795,259)   (1,333,547)        56,958       187,189
---------------------------------------------------------------------------------------------------------------------------------
$            226   $             --   $     54    $      263   $      68   $   146,799   $  (704,885)   $   567,884    $  316,112
=================================================================================================================================

=================================================================================================================================
      NORTHERN LIGHTS VARIABLE                  OPPENHEIMER
          TRUST (CONTINUED)              VARIABLE ACCOUNT FUNDS (b)*                   PIMCO VARIABLE INSURANCE TRUST
-----------------------------------   ----------------------------------   ------------------------------------------------------
      TOPS               TOPS                                                                                           FOREIGN
    PROTECTED          PROTECTED                                GLOBAL                    COMMODITY-     EMERGING        BOND
   MOD GROWTH         MOD GROWTH        CORE        GLOBAL     STRATEGIC       ALL       REAL RETURN      MARKETS      US DOLLAR
ETF CLASS 1 (b)*   ETF CLASS 2 (b)*     BOND      SECURITIES    INCOME        ASSET       STRATEGY         BOND         HEDGED
---------------------------------------------------------------------------------------------------------------------------------
$             --   $             --   $     --    $       --   $      --   $   812,001   $ 1,032,829    $   586,911    $  110,996
              --                 --         --            --          --       130,057      (404,167)       (75,985)       17,927

             226                 --         54           263          68      (795,259)   (1,333,547)        56,958       187,189
---------------------------------------------------------------------------------------------------------------------------------
             226                 --         54           263          68       146,799      (704,885)       567,884       316,112
---------------------------------------------------------------------------------------------------------------------------------

              --            723,000         --            --       9,234     2,163,078     1,036,649      1,461,975       724,097
             (47)                --         (2)           (2)        (10)     (598,760)     (384,335)      (429,013)     (218,367)
          19,985                 --      8,338         9,721          --       381,095    (1,119,844)     2,887,770     5,836,200
---------------------------------------------------------------------------------------------------------------------------------

          19,938            723,000      8,336         9,719       9,224     1,945,413      (467,530)     3,920,732     6,341,930
---------------------------------------------------------------------------------------------------------------------------------
          20,164            723,000      8,390         9,982       9,292     2,092,212    (1,172,415)     4,488,616     6,658,042
              --                 --         --            --          --     9,925,282     7,951,124      6,026,794     3,118,385
---------------------------------------------------------------------------------------------------------------------------------
$         20,164   $        723,000   $  8,390    $    9,982   $   9,292   $12,017,494   $ 6,778,709    $10,515,410    $9,776,427
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

============================================================================================================
                                                       PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                             ---------------------------------------------------------------
                                                           GLOBAL
                                              FOREIGN     ADVANTAGE     GLOBAL
                                               BOND        STRATEGY      BOND        GLOBAL          HIGH
                                             UNHEDGED     BOND (b)*    UNHEDGED    MULTI-ASSET      YIELD
------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares .....................  $ 48,213     $      16   $  110,663   $    11,814   $ 2,113,611
Expenses:
   Mortality and expense risk fees ........        --            --           --            --            --
------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ......    48,213            16      110,663        11,814     2,113,611
------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
   investments in portfolio shares:
   Net realized gains (losses) on sales
     of investments in portfolio shares ...    61,713           (27)     185,901       (14,792)     (153,111)
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares .....................     6,765            --       79,422         7,325            --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares .....................     2,436            --        4,355         3,839            --
------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on
       investments in portfolio shares ....    70,914           (27)     269,678        (3,628)     (153,111)
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares .......................   (22,209)           13      (63,883)      (57,341)      154,897
------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net
          assets from operations ..........  $ 96,918     $       2   $  316,458   $   (49,155)  $ 2,115,397
============================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

============================================================================================================
                                                       PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                             ---------------------------------------------------------------
                                                           GLOBAL
                                               FOREIGN    ADVANTAGE     GLOBAL
                                                BOND       STRATEGY      BOND        GLOBAL         HIGH
                                              UNHEDGED    BOND (b)*    UNHEDGED    MULTI-ASSET      YIELD
------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........  $   48,213   $      16   $  110,663   $   11,814    $ 2,113,611
   Net realized gain (loss) on
     investments in portfolio shares ......      70,914         (27)     269,678       (3,628)      (153,111)
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares .....................     (22,209)         13      (63,883)     (57,341)       154,897
------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
        assets from operations ............      96,918           2      316,458      (49,155)     2,115,397
------------------------------------------------------------------------------------------------------------
Changes from contract owners
   transactions:
   Net contract purchase payments
     (including breakage) .................     244,028          (1)     403,802      246,688      1,181,840
   Contract redemptions ...................     (47,380)        (85)    (192,179)      (8,608)    (1,386,734)
   Net transfers ..........................     868,461      13,464    1,241,405      966,016      9,890,670
------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
        assets from contract owners'
        transactions ......................   1,065,109      13,378    1,453,028    1,204,096      9,685,776
------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net
          assets ..........................   1,162,027      13,380    1,769,486    1,154,941     11,801,173
------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........   1,319,037          --    2,204,916      157,872     33,255,788
------------------------------------------------------------------------------------------------------------
          Net assets, end of period .......  $2,481,064   $  13,380   $3,974,402   $1,312,813    $45,056,961
============================================================================================================

*  See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
            PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------    -----------------------------------------------------
   LONG
  TERM US        LOW           REAL          SHORT-         TOTAL                     FUNDAMENTAL     EMERGING       EQUITY
GOVERNMENT    DURATION        RETURN          TERM         RETURN          BOND        VALUE (x)*      MARKETS       INCOME
-----------------------------------------------------------------------------------------------------------------------------

$   53,572   $   266,795    $   364,272    $   75,852    $ 1,441,001    $  244,654    $     9,340    $        --   $   56,978

        --            --             38            --             20            --             --             --          183
-----------------------------------------------------------------------------------------------------------------------------
    53,572       266,795        364,234        75,852      1,440,981       244,654          9,340             --       56,795
-----------------------------------------------------------------------------------------------------------------------------

   150,984        80,585        906,564         3,359        289,783        30,420        104,644         51,504      510,021

    79,548            --        501,279        11,140        400,267            --             --             --           --

     3,090            --         79,657         3,237        433,071            --             --             --           --
-----------------------------------------------------------------------------------------------------------------------------
   233,622        80,585      1,487,500        17,736      1,123,121        30,420        104,644         51,504      510,021
-----------------------------------------------------------------------------------------------------------------------------

   261,234      (216,363)         4,800       (65,204)      (851,854)       19,467       (232,987)      (671,907)    (370,354)
-----------------------------------------------------------------------------------------------------------------------------
$  548,428   $   131,017    $ 1,856,534    $   28,384    $ 1,712,248    $  294,541    $  (119,003)   $  (620,403)  $  196,462
=============================================================================================================================

=============================================================================================================================
            PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------    -----------------------------------------------------
   LONG
 TERM US         LOW           REAL          SHORT-         TOTAL                     FUNDAMENTAL     EMERGING       EQUITY
GOVERNMENT    DURATION        RETURN          TERM         RETURN          BOND        VALUE (x)*      MARKETS       INCOME
-----------------------------------------------------------------------------------------------------------------------------
$   53,572   $   266,795    $   364,234    $   75,852    $ 1,440,981    $  244,654    $     9,340    $        --   $   56,795
   233,622        80,585      1,487,500        17,736      1,123,121        30,420        104,644         51,504      510,021

   261,234      (216,363)         4,800       (65,204)      (851,854)       19,467       (232,987)      (671,907)    (370,354)
-----------------------------------------------------------------------------------------------------------------------------
   548,428       131,017      1,856,534        28,384      1,712,248       294,541       (119,003)      (620,403)     196,462
-----------------------------------------------------------------------------------------------------------------------------

   150,140     3,295,793      2,733,296     1,556,383     10,118,992       388,596        146,528        319,526      132,509
  (160,979)   (1,035,083)      (759,843)     (850,095)    (3,070,448)     (432,443)       (33,652)      (115,447)    (957,991)
 2,065,873     7,277,034      4,651,058     1,988,155          7,641      (663,848)      (173,157)    (1,628,192)   2,886,259
-----------------------------------------------------------------------------------------------------------------------------

 2,055,034     9,537,744      6,624,511     2,694,443      7,056,185      (707,695)       (60,281)    (1,424,113)   2,060,777
-----------------------------------------------------------------------------------------------------------------------------
 2,603,462     9,668,761      8,481,045     2,722,827      8,768,433      (413,154)      (179,284)    (2,044,516)   2,257,239
-----------------------------------------------------------------------------------------------------------------------------
 1,151,319    11,113,376     13,860,058     6,347,290     49,037,499     4,692,570      1,389,680      3,834,714    2,569,088
-----------------------------------------------------------------------------------------------------------------------------
$3,754,781   $20,782,137    $22,341,103    $9,070,117    $57,805,932    $4,279,416    $ 1,210,396    $ 1,790,198   $4,826,327
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

============================================================================================================================
                                                               PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)      PROFUNDS VP
                                                           ---------------------------------------------------   -----------
                                                                                                                   ACCESS
                                                                           HIGH         MID CAP     STRATEGIC        VP
                                                              FUND        YIELD          VALUE       INCOME      HIGH YIELD
----------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ...................................  $    8,385   $  105,197    $   13,831   $   357,330   $    46,795
Expenses:
   Mortality and expense risk fees ......................          --           --            --            --            --
----------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..................       8,385      105,197        13,831       357,330        46,795
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales
     of investments in portfolio shares .................      93,483      219,631       346,170      (118,837)     (178,333)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...............          --           --            --            --        96,988
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...............      64,257           --            --        35,389        42,678
----------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
          in portfolio shares ...........................     157,740      219,631       346,170       (83,448)      (38,667)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...................    (245,029)    (253,031)     (455,127)     (176,777)       67,605
----------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net
          assets from operations ........................  $  (78,904)  $   71,797    $  (95,126)  $    97,105   $    75,733
============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

============================================================================================================================
                                                               PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)      PROFUNDS VP
                                                           ---------------------------------------------------   -----------
                                                                                                                   ACCESS
                                                                           HIGH        MID CAP      STRATEGIC        VP
                                                              FUND        YIELD         VALUE        INCOME      HIGH YIELD
----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................... $    8,385   $  105,197    $   13,831   $   357,330   $    46,795
   Net realized gain (loss) on
     investments in portfolio shares .....................    157,740      219,631       346,170       (83,448)      (38,667)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................   (245,029)    (253,031)     (455,127)     (176,777)       67,605
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
        assets from operations ...........................    (78,904)      71,797       (95,126)       97,105        75,733
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
   transactions:
   Net contract purchase payments
     (including breakage) ................................         --      305,459       170,318       561,592       248,818
   Contract redemptions ..................................    (26,995)    (225,858)     (148,300)     (201,811)   (1,188,972)
   Net transfers .........................................   (838,672)    (881,097)     (804,850)   (2,314,435)    6,711,198
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions ....................   (865,667)    (801,496)     (782,832)   (1,954,654)    5,771,044
----------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net
          assets .........................................   (944,571)    (729,699)     (877,958)   (1,857,549)    5,846,777
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................  1,307,098    2,997,296     2,856,505     7,634,605     1,881,533
----------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ...................... $  362,527   $2,267,597    $1,978,547   $ 5,777,056   $ 7,728,310
============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
                                               PROFUNDS VP (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                               BASIC                                                    CONSUMER       CONSUMER     EMERGING
  ASIA 30       BANKS        MATERIALS        BEAR       BIOTECHNOLOGY     BULL          GOODS         SERVICES      MARKETS
------------------------------------------------------------------------------------------------------------------------------

$      121   $        --    $       223    $       --    $          --  $       --    $       552    $        --   $        --

        --            --             --            --               --          --             --             --            --
------------------------------------------------------------------------------------------------------------------------------
       121            --            223            --               --          --            552             --            --
------------------------------------------------------------------------------------------------------------------------------

  (127,772)       (5,067)        (4,130)      (88,120)          39,003    (483,137)       (26,583)         1,684      (154,714)

        --            --             --            --               --          --             --             --            --

    20,422            --             --            --               --      43,490             --             --            --
------------------------------------------------------------------------------------------------------------------------------
  (107,350)       (5,067)        (4,130)      (88,120)          39,003    (439,647)       (26,583)         1,684      (154,714)
------------------------------------------------------------------------------------------------------------------------------

   (26,777)         (293)       (29,499)          166            2,359      55,065         (3,156)           116       (23,767)
------------------------------------------------------------------------------------------------------------------------------
$ (134,006)  $    (5,360)   $   (33,406)   $  (87,954)   $      41,362  $ (384,582)   $   (29,187)   $     1,800   $  (178,481)
==============================================================================================================================

==============================================================================================================================
                                               PROFUNDS VP (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                               BASIC                                                    CONSUMER      CONSUMER      EMERGING
  ASIA 30       BANKS        MATERIALS        BEAR       BIOTECHNOLOGY     BULL          GOODS        SERVICES       MARKETS
------------------------------------------------------------------------------------------------------------------------------

$      121   $        --    $       223    $       --    $          --  $       --    $       552    $        --   $        --
  (107,350)       (5,067)        (4,130)      (88,120)          39,003    (439,647)       (26,583)         1,684      (154,714)

   (26,777)         (293)       (29,499)          166            2,359      55,065         (3,156)           116       (23,767)
------------------------------------------------------------------------------------------------------------------------------
  (134,006)       (5,360)       (33,406)      (87,954)          41,362    (384,582)       (29,187)         1,800      (178,481)
------------------------------------------------------------------------------------------------------------------------------

   171,631            --         32,389         1,358               --      18,267         17,500          1,189            13
    (9,015)         (621)       (13,703)      (19,512)            (202)    (65,978)        (6,436)          (122)      (19,299)
  (730,882)       13,236       (495,402)       75,804         (235,778)  1,189,072        (37,641)        27,937      (948,569)
------------------------------------------------------------------------------------------------------------------------------

  (568,266)       12,615       (476,716)       57,650         (235,980)  1,141,361        (26,577)        29,004      (967,855)
------------------------------------------------------------------------------------------------------------------------------
  (702,272)        7,255       (510,122)      (30,304)        (194,618)    756,779        (55,764)        30,804    (1,146,336)
------------------------------------------------------------------------------------------------------------------------------
   914,328            --        547,821        84,026          201,127   1,753,157        130,031          7,653     1,172,794
------------------------------------------------------------------------------------------------------------------------------
$  212,056   $     7,255    $    37,699    $   53,722    $       6,509  $2,509,936    $    74,267    $    38,457   $    26,458
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

============================================================================================================================
                                                                                 PROFUNDS VP (CONTINUED)
                                                           -----------------------------------------------------------------
                                                                         FALLING                     HEALTH
                                                           EUROPE 30    US DOLLAR     FINANCIALS      CARE       INDUSTRIALS
----------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ...................................  $    6,967   $       --    $       --   $       221   $     1,900
Expenses:
   Mortality and expense risk fees ......................          --           --            --            --            --
----------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ....................       6,967           --            --           221         1,900
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales
     of investments in portfolio shares .................     (64,310)      (9,796)       (9,214)      (21,939)     (113,336)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...............          --           --            --            --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...............          --           --            --            --            --
----------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on
        investments in portfolio shares .................     (64,310)      (9,796)       (9,214)      (21,939)     (113,336)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares .....................................      (4,942)        (211)        2,677           (39)        1,159
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
        assets from operations ..........................  $  (62,285)  $  (10,007)   $   (6,537)  $   (21,757)  $  (110,277)
============================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

============================================================================================================================
                                                                                 PROFUNDS VP (CONTINUED)
                                                           -----------------------------------------------------------------
                                                                         FALLING                     HEALTH
                                                           EUROPE 30    US DOLLAR     FINANCIALS      CARE       INDUSTRIALS
----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................  $    6,967   $       --    $       --   $       221   $     1,900
   Net realized gain (loss) on
     investments in portfolio shares ....................     (64,310)      (9,796)       (9,214)      (21,939)     (113,336)
   Net change in unrealized appreciation
    (depreciation) of investments in
     portfolio shares ...................................      (4,942)        (211)        2,677           (39)        1,159
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
        assets from operations ..........................     (62,285)     (10,007)       (6,537)      (21,757)     (110,277)
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners
   transactions:
   Net contract purchase payments
     (including breakage) ...............................      10,656            1            (1)           --         2,084
   Contract redemptions .................................      (9,133)          (7)      (24,030)       (3,214)      (55,152)
   Net transfers ........................................     (82,807)      (1,553)       88,053        16,402       172,627
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
        assets from contract owners'
        transactions ....................................     (81,284)      (1,559)       64,022        13,188       119,559
----------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net
          assets ........................................    (143,569)     (11,566)       57,485        (8,569)        9,282
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................     227,651       15,282         1,575        69,931       197,547
----------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period .....................  $   84,082   $    3,716    $   59,060   $    61,362   $   206,829
============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                                                    PROFUNDS VP (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                              LARGE-CAP     LARGE-CAP                    MID-CAP        MID-CAP       MONEY
INTERNATIONAL    INTERNET        JAPAN         GROWTH         VALUE        MID-CAP       GROWTH          VALUE        MARKET
-------------------------------------------------------------------------------------------------------------------------------

$          --    $      --    $        --    $       --    $     2,991    $       --   $        --    $        83   $       551

           --           --             --            --             --            --            --             --            --
-------------------------------------------------------------------------------------------------------------------------------
           --           --             --            --          2,991            --            --             83           551
-------------------------------------------------------------------------------------------------------------------------------

      (36,179)      (8,954)       (70,862)       (8,811)         3,527      (161,991)     (140,742)       (76,789)           --

           --          382             --            --             --        56,884            --             --            --

           --          562             --            --             --        27,286            --             --            --
-------------------------------------------------------------------------------------------------------------------------------
      (36,179)      (8,010)       (70,862)       (8,811)         3,527       (77,821)     (140,742)       (76,789)           --
-------------------------------------------------------------------------------------------------------------------------------

      (10,581)        (220)        (7,058)       (7,112)        (1,451)       (9,957)      (39,711)           133            --
-------------------------------------------------------------------------------------------------------------------------------
$     (46,760)   $  (8,230)   $   (77,920)   $  (15,923)   $     5,067    $  (87,778)  $  (180,453)   $   (76,573)  $       551
===============================================================================================================================

===============================================================================================================================
                                                    PROFUNDS VP (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                             LARGE-CAP      LARGE-CAP                    MID-CAP       MID-CAP        MONEY
INTERNATIONAL    INTERNET        JAPAN        GROWTH          VALUE        MID-CAP       GROWTH         VALUE         MARKET
-------------------------------------------------------------------------------------------------------------------------------

$          --    $      --    $        --    $       --    $     2,991    $       --   $        --    $        83   $       551
      (36,179)      (8,010)       (70,862)       (8,811)         3,527       (77,821)     (140,742)       (76,789)           --

      (10,581)        (220)        (7,058)       (7,112)        (1,451)       (9,957)      (39,711)           133            --
-------------------------------------------------------------------------------------------------------------------------------
      (46,760)      (8,230)       (77,920)      (15,923)         5,067       (87,778)     (180,453)       (76,573)          551
-------------------------------------------------------------------------------------------------------------------------------

         (142)      13,800        108,649        14,598         31,839       106,229        75,200        227,229     4,632,985
      (12,380)        (120)        (2,873)       (3,630)       (34,472)      (11,737)      (41,927)          (841)   (1,039,108)
     (584,926)    (124,712)       (31,450)     (408,417)       141,034       614,705    (2,119,956)       (82,866)     (342,509)
-------------------------------------------------------------------------------------------------------------------------------

     (597,448)    (111,032)        74,326      (397,449)       138,401       709,197    (2,086,683)       143,522     3,251,368
-------------------------------------------------------------------------------------------------------------------------------
     (644,208)    (119,262)        (3,594)     (413,372)       143,468       621,419    (2,267,136)        66,949     3,251,919
-------------------------------------------------------------------------------------------------------------------------------
      668,254      139,501        109,993       432,620         21,856        81,986     2,289,282          2,814       389,170
-------------------------------------------------------------------------------------------------------------------------------
$      24,046    $  20,239    $   106,399    $   19,248    $   165,324    $  703,405   $    22,146    $    69,763   $ 3,641,089
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================================================
                                                                   PROFUNDS VP (CONTINUED)
                                                ----------------------------------------------------------------
                                                                                           PRECIOUS      REAL
                                                 NASDAQ-100   OIL & GAS  PHARMACEUTICALS    METALS      ESTATE
----------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments
    in portfolio shares ......................  $        --  $      928  $             5  $       --  $       --
Expenses:
  Mortality and expense risk fees ............           --          --               --          --          --
----------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ..........           --         928                5          --          --
----------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  investments in portfolio shares:
  Net realized gains (losses) on sales
    of investments in portfolio shares .......      (16,583)    (59,238)           8,689    (172,637)    (32,159)
  Net realized short-term capital
    gain distributions from investments
    in portfolio shares ......................           --          --               --      10,768          --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares .........................           --          --               --          --          --
----------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on
      investments in portfolio shares ........      (16,583)    (59,238)           8,689    (161,869)    (32,159)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
 (depreciation) of investments in portfolio
  shares .....................................      (20,906)    (13,158)          12,865    (118,908)        (28)
----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from operations .............  $   (37,489) $  (71,468) $        21,559  $ (280,777) $  (32,187)
================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

=================================================================================================================
                                                                    PROFUNDS VP (CONTINUED)
                                                 ----------------------------------------------------------------
                                                                                            PRECIOUS      REAL
                                                  NASDAQ-100   OIL & GAS  PHARMACEUTICALS    METALS      ESTATE
-----------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .............  $        --  $      928  $             5  $       --  $       --
  Net realized gain (loss) on investments
    in portfolio shares .......... ............      (16,583)    (59,238)           8,689    (161,869)    (32,159)
  Net change in unrealized appreciation
  (depreciation) of investments in portfolio
    shares ....................................      (20,906)    (13,158)          12,865    (118,908)        (28)
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from operations ..............      (37,489)    (71,468)          21,559    (280,777)    (32,187)
-----------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including
    breakage) .................................      103,581       1,201               (1)     56,769      28,742
  Contract redemptions ........................      (43,625)    (26,808)          (3,182)    (72,321)     (3,062)
  Net transfers ...............................   (1,170,236)   (194,976)         829,510     296,460      79,506
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions ......   (1,110,280)   (220,583)         826,327     280,908     105,186
-----------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets .........................   (1,147,769)   (292,051)         847,886         131      72,999
-----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............    1,346,850     358,539            3,380     801,497      15,740
-----------------------------------------------------------------------------------------------------------------
        Net assets, end of period .............  $   199,081  $   66,488  $       851,266  $  801,628  $   88,739
============================================================================================================

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================
                                                  PROFUNDS VP (CONTINUED)
-------------------------------------------------------------------------------------------------------------
   RISING                  SHORT
    RATES      SEMI-      EMERGING        SHORT       SHORT      SHORT        SHORT      SMALL      SMALL-CAP
OPPORTUNITY  CONDUCTOR     MARKETS    INTERNATIONAL  MID-CAP   NASDAQ-100   SMALL-CAP     CAP        GROWTH
-------------------------------------------------------------------------------------------------------------

$        --  $        6  $       --   $          --  $     --  $       --  $       --  $       --   $      --

         --          --          --              --        --          --          --          --          --
-------------------------------------------------------------------------------------------------------------
         --           6          --              --        --          --          --          --          --
-------------------------------------------------------------------------------------------------------------

   (342,085)      8,775      (7,794)         (3,452)  (13,948)    (24,547)    (27,882)    (32,936)     17,420

         --          --          --              --        --          --          --          --          --

         --          --          --              --        --          --          --          --         761
-------------------------------------------------------------------------------------------------------------
   (342,085)      8,775      (7,794)         (3,452)  (13,948)    (24,547)    (27,882)    (32,936)     18,181
-------------------------------------------------------------------------------------------------------------

     11,957         766         963            (396)       19        (409)     (1,816)     11,563     (41,197)
-------------------------------------------------------------------------------------------------------------
$  (330,128) $    9,547  $   (6,831)  $      (3,848) $(13,929) $  (24,956) $  (29,698) $  (21,373)  $ (23,016)
=============================================================================================================

===============================================================================================================
                                                  PROFUNDS VP (CONTINUED)
---------------------------------------------------------------------------------------------------------------
   RISING                  SHORT
    RATES      SEMI-      EMERGING       SHORT        SHORT      SHORT       SHORT       SMALL      SMALL-CAP
OPPORTUNITY  CONDUCTOR     MARKETS    INTERNATIONAL  MID-CAP   NASDAQ-100   SMALL-CAP     CAP        GROWTH
---------------------------------------------------------------------------------------------------------------

$        --  $        6  $       --   $          --  $     --  $       --  $       --  $       --   $        --
   (342,085)      8,775      (7,794)         (3,452)  (13,948)    (24,547)    (27,882)    (32,936)       18,181

     11,957         766         963            (396)       19        (409)     (1,816)     11,563       (41,197)
---------------------------------------------------------------------------------------------------------------
   (330,128)      9,547      (6,831)         (3,848)  (13,929)    (24,956)    (29,698)    (21,373)      (23,016)
---------------------------------------------------------------------------------------------------------------

     20,985          (1)         --               1        --       4,074      16,525         759            --
    (26,069)       (277)        (57)            (68)     (750)       (262)       (740)     (2,558)      (30,536)
     74,901     (96,251)   (340,570)         21,867    17,285     (37,274)     40,974     454,969    (1,058,506)
---------------------------------------------------------------------------------------------------------------

     69,817     (96,529)   (340,627)         21,800    16,535     (33,462)     56,759     453,170    (1,089,042)
---------------------------------------------------------------------------------------------------------------
   (260,311)    (86,982)   (347,458)         17,952     2,606     (58,418)     27,061     431,797    (1,112,058)
---------------------------------------------------------------------------------------------------------------
    436,265      90,942     364,831           1,467       436      70,176      10,961     377,504     1,392,658
---------------------------------------------------------------------------------------------------------------
$   175,954  $    3,960  $   17,373   $      19,419  $  3,042  $   11,758  $   38,022  $  809,301   $   280,600
===============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

========================================================================================================
                                                               PROFUNDS VP (CONTINUED)
                                             -----------------------------------------------------------
                                                                                      U.S.
                                              SMALL-CAP                 TELECOM-   GOVERNMENT
                                                VALUE     TECHNOLOGY  MUNICATIONS     PLUS     ULTRABULL
--------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from
    investments in portfolio shares ......   $        --  $       --  $       305  $    1,273  $  37,722
Expenses:
  Mortality and expense risk fees ........            --          --           --          --         --
--------------------------------------------------------------------------------------------------------
    Net investment income
      (expense) ..........................            --          --          305       1,273     37,722
--------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  investments in portfolio
  shares:
  Net realized gains (losses)
    on sales of investments in
    portfolio shares .....................       (14,235)     (7,707)      (1,040)    566,140     25,660
  Net realized short-term
    capital gain distributions
    from investments in portfolio
    shares ...............................            --           --          --          --         --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares .....................            --           --          --          --         --
--------------------------------------------------------------------------------------------------------
    Net realized gain (loss)
      on investments in
      portfolio shares ...................       (14,235)     (7,707)      (1,040)    566,140     25,660
--------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio shares .....       (13,826)    (24,147)         146         301        260
--------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from operations .........   $   (28,061) $  (31,854) $      (589) $  567,714  $  63,642
========================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

========================================================================================================
                                                               PROFUNDS VP (CONTINUED)
                                             -----------------------------------------------------------
                                                                                      U.S.
                                              SMALL-CAP                 TELECOM-   GOVERNMENT
                                                VALUE     TECHNOLOGY  MUNICATIONS     PLUS     ULTRABULL
--------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income
    (expense) ............................   $        --  $       --  $       305  $    1,273  $  37,722
  Net realized gain (loss) on
    investments in portfolio shares ......       (14,235)     (7,707)      (1,040)    566,140     25,660
  Net change in unrealized
    appreciation (depreciation) of
    investments in portfolio shares ......       (13,826)    (24,147)         146         301        260
--------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from operations .........       (28,061)    (31,854)        (589)    567,714     63,642
--------------------------------------------------------------------------------------------------------
Changes from contract owners
  transactions:
  Net contract purchase
    payments (including breakage) ........             1      20,948           --      21,498     62,173
  Contract redemptions ...................        (1,966)     (2,052)        (235)    (21,287)    (3,742)
  Net transfers ..........................       132,407     851,950       22,665     (82,245)  (125,928)
--------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from contract
       owners' transactions ..............       130,442     870,846       22,430     (82,034)   (67,497)
--------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets ....................       102,381     838,992       21,841     485,680     (3,855)
--------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........       160,991      16,224           --      79,051     26,499
--------------------------------------------------------------------------------------------------------
        Net assets, end of period ........   $   263,372  $  855,216  $    21,841  $  564,731  $  22,644
========================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================
                   PROFUNDS VP (CONTINUED)                                   PUTNAM VARIABLE TRUST
-------------------------------------------------------------  ---------------------------------------------------
                                                                                 AMERICAN
    ULTRA-     ULTRA-     ULTRASHORT    ULTRA-                    ABSOLUTE      GOVERNMENT  DIVERSIFIED    EQUITY
   MID-CAP   NASDAQ-100   NASDAQ-100  SMALL-CAP    UTILITIES   RETURN 500 (l)*    INCOME      INCOME       INCOME
------------------------------------------------------------------------------------------------------------------

$        --  $       --  $        --  $       --   $    2,114  $           --   $    7,563  $   351,453   $  6,802

         --          --           --          --           --              --           --           --         --
------------------------------------------------------------------------------------------------------------------
         --          --           --          --        2,114              --        7,563      351,453      6,802
------------------------------------------------------------------------------------------------------------------

    (74,208)    (10,610)      48,995    (217,057)      26,915          (1,658)       1,665     (125,249)  (163,792)

         --          --           --      43,451           --              --        4,047           --         --

         --          --           --          --           --              --       13,135           --         --
------------------------------------------------------------------------------------------------------------------
    (74,208)    (10,610)      48,995    (173,606)      26,915          (1,658)      18,847     (125,249)  (163,792)
------------------------------------------------------------------------------------------------------------------

        472          21           --       2,415       44,938             323       12,260      (14,858)     7,568
------------------------------------------------------------------------------------------------------------------
$   (73,736) $  (10,589) $    48,995  $ (171,191)  $   73,967  $       (1,335)  $   38,670  $   211,346  $(149,422)
==================================================================================================================

==================================================================================================================
                   PROFUNDS VP (CONTINUED)                                   PUTNAM VARIABLE TRUST
-------------------------------------------------------------  ---------------------------------------------------
                                                                                 AMERICAN
    ULTRA-     ULTRA-     ULTRASHORT    ULTRA-                    ABSOLUTE      GOVERNMENT  DIVERSIFIED    EQUITY
   MID-CAP   NASDAQ-100   NASDAQ-100  SMALL-CAP    UTILITIES   RETURN 500 (l)*    INCOME      INCOME       INCOME
------------------------------------------------------------------------------------------------------------------

$        --  $       --  $        --  $       --   $    2,114  $            --  $    7,563  $   351,453  $   6,802
    (74,208)    (10,610)      48,995    (173,606)      26,915           (1,658)     18,847     (125,249)  (163,792)

        472          21           --       2,415       44,938              323      12,260      (14,858)     7,568
------------------------------------------------------------------------------------------------------------------
    (73,736)    (10,589)      48,995    (171,191)      73,967           (1,335)     38,670      211,346   (149,422)
------------------------------------------------------------------------------------------------------------------

    112,220          (1)     114,745      33,443       10,300                1      64,710      148,441    474,966
     (2,635)     (4,934)      (2,644)     (8,201)      (1,821)             (21)    (18,203)     (18,538)  (605,296)
    (55,710)      3,626       53,392     176,563    1,047,746           32,399   2,256,107   (3,082,533)   678,308
------------------------------------------------------------------------------------------------------------------

     53,875      (1,309)     165,493     201,805    1,056,225           32,379   2,302,614   (2,952,630)   547,978
------------------------------------------------------------------------------------------------------------------
    (19,861)    (11,898)     214,488      30,614    1,130,192           31,044   2,341,284   (2,741,284)   398,556
------------------------------------------------------------------------------------------------------------------
     44,765      12,004           --      70,053       69,048               --     200,875    3,051,971    165,989
------------------------------------------------------------------------------------------------------------------
$    24,904  $      106  $   214,488  $  100,667   $1,199,240  $        31,044  $2,542,159  $   310,687   $564,545
==================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==========================================================================================================
                                                           PUTNAM VARIABLE TRUST (CONTINUED)
                                             -------------------------------------------------------------
                                               GLOBAL
                                                ASSET        HIGH                               MULTI-CAP
                                             ALLOCATION      YIELD       INCOME     INVESTORS     VALUE
----------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from
    investments in portfolio shares .......  $    5,194   $  994,496  $     5,701  $      236  $       150
Expenses:
  Mortality and expense risk fees .........          --           --           --          --           --
----------------------------------------------------------------------------------------------------------
    Net investment income (expense) .......       5,194      994,496        5,701         236          150
----------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  investments in portfolio shares:
  Net realized gains (losses)
    on sales of investments in
    portfolio shares ......................       1,546      276,262       (7,063)     (1,871)          (1)
  Net realized short-term
    capital gain distributions
    from investments in
    portfolio shares ......................          --           --           --          --           --
  Net realized long-term
    capital gain distributions
    from investments in
    portfolio shares ......................          --           --           --          --           --
----------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on
      investments in portfolio shares .....       1,546      276,262       (7,063)     (1,871)          (1)
----------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation)
  of investments in portfolio shares ......      (6,215)     (42,901)      (6,287)       (128)      (3,120)
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from operations ..........  $      525   $1,227,857  $    (7,649) $   (1,763) $    (2,971)
==========================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==========================================================================================================
                                                           PUTNAM VARIABLE TRUST (CONTINUED)
                                             -------------------------------------------------------------
                                               GLOBAL
                                                ASSET        HIGH                                MULTI-CAP
                                             ALLOCATION      YIELD       INCOME     INVESTORS      VALUE
----------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .........  $    5,194   $   994,496  $     5,701  $      236   $     150
  Net realized gain (loss) on
    investments in portfolio shares .......       1,546       276,262       (7,063)     (1,871)         (1)
  Net change in unrealized
    appreciation (depreciation)
    of investments in portfolio shares ....      (6,215)      (42,901)      (6,287)       (128)     (3,120)
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from operations ..........         525     1,227,857       (7,649)     (1,763)     (2,971)
----------------------------------------------------------------------------------------------------------
Changes from contract owners
  transactions:
  Net contract purchase
    payments (including breakage) .........       1,003       462,428       47,574      85,000         670
  Contract redemptions ....................      (2,898)     (389,220)      (1,710)       (271)        (48)
  Net transfers ...........................        (969)   (7,592,544)  (2,108,455)    (83,193)         --
----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets from contract
      owners' transactions ................      (2,864)   (7,519,336)  (2,062,591)      1,536         622
----------------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in net assets .....................      (2,339)   (6,291,479)  (2,070,240)       (227)     (2,349)
----------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........     119,961    12,489,788    2,295,046      21,519      56,735
----------------------------------------------------------------------------------------------------------
        Net assets, end of period .........  $  117,622   $ 6,198,309  $   224,806  $   21,292   $  54,386
==========================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================
   PUTNAM
VARIABLE TRUST         ROYCE
 (CONTINUED)        CAPITAL FUND                            RUSSELL INVESTMENT FUNDS (l)*
-------------- ---------------------    --------------------------------------------------------------------------
                                                                                                        GLOBAL
                                                                                             EQUITY      REAL
                                        AGGRESSIVE   BALANCED    CONSERVATIVE     CORE       GROWTH     ESTATE
   VOYAGER     MICRO-CAP    SMALL-CAP      EQUITY     STRATEGY      STRATEGY       BOND      STRATEGY  SECURITIES
------------------------------------------------------------------------------------------------------------------

$       --     $   72,166   $   20,222   $        5  $      220   $      8,578  $      611   $     71  $     1,053

        --            680          686           --          --             --          --         --           --
------------------------------------------------------------------------------------------------------------------
        --         71,486       19,536            5         220          8,578         611         71        1,053
------------------------------------------------------------------------------------------------------------------


      (880)       390,431      872,253         (172)         --             (8)        (12)    (1,279)      (4,781)

        --             --           --           --          --             27         157         --           --

        --             --           --           --          --             --         789         --           --
------------------------------------------------------------------------------------------------------------------
      (880)       390,431      872,253         (172)         --             19         934     (1,279)      (4,781)
------------------------------------------------------------------------------------------------------------------

   (62,054)      (995,346)  (1,153,211)         179         (37)        (5,089)     (1,366)       227      (12,876)
------------------------------------------------------------------------------------------------------------------
$  (62,934)    $ (533,429) $  (261,422)  $       12  $      183   $      3,508  $      179   $   (981) $   (16,604)
==================================================================================================================

=================================================================================================================
   PUTNAM
VARIABLE TRUST         ROYCE
 (CONTINUED)        CAPITAL FUND                            RUSSELL INVESTMENT FUNDS (l)*
-------------- ---------------------    -------------------------------------------------------------------------
                                                                                                        GLOBAL
                                                                                            EQUITY       REAL
                                      AGGRESSIVE   BALANCED    CONSERVATIVE     CORE       GROWTH       ESTATE
   VOYAGER    MICRO-CAP   SMALL-CAP     EQUITY     STRATEGY      STRATEGY       BOND      STRATEGY    SECURITIES
-----------------------------------------------------------------------------------------------------------------

$        --  $   71,486  $    19,536  $        5  $       220  $      8,578  $       611  $       71  $     1,053
       (880)    390,431      872,253        (172)          --            19          934      (1,279)      (4,781)

    (62,054)   (995,346)  (1,153,211)        179          (37)       (5,089)      (1,366)        227      (12,876)
-----------------------------------------------------------------------------------------------------------------
    (62,934)   (533,429)    (261,422)         12          183         3,508          179        (981)     (16,604)
-----------------------------------------------------------------------------------------------------------------

    218,862     492,042      959,346          --       17,971       458,873       15,496          --      124,756
     (2,412)   (344,503)    (364,360)        (11)        (100)         (753)         (88)        (42)        (540)
    166,321    (672,763)  (1,125,739)      1,879           --       414,457       55,731       7,881      313,447
-----------------------------------------------------------------------------------------------------------------

    382,771    (525,224)    (530,753)      1,868       17,871       872,577       71,139       7,839      437,663
-----------------------------------------------------------------------------------------------------------------
    319,837  (1,058,653)    (792,175)      1,880       18,054       876,085       71,318       6,858      421,059
-----------------------------------------------------------------------------------------------------------------
     96,572   3,769,862    6,424,327          --           --            --           --          --           --
-----------------------------------------------------------------------------------------------------------------
$   416,409  $2,711,209  $ 5,632,152  $    1,880  $    18,054  $    876,085  $    71,318  $    6,858  $   421,059
=================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================
                                                                                           GUGGENHEIM VARIABLE
                                           RUSSELL INVESTMENT FUNDS (CONTINUED)(l)*       INSURANCE FUNDS (p)*
                                           ----------------------------------------   -----------------------------
                                                           MULTI-                                        RYDEX
                                             MODERATE      STYLE                         RYDEX           BASIC
                                             STRATEGY      EQUITY      NON-U.S.       BANKING (s)*   MATERIALS (s)*
-------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from
    investments in portfolio shares .....  $       381  $       32  $       164       $        398   $           --
Expenses:
  Mortality and expense risk fees .......           --          --           --                 --               86
-------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...          381          32          164                398              (86)
-------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
  investments in portfolio shares:
  Net realized gains (losses) on
    sales of investments in
    portfolio shares ....................            1      (1,356)      (5,558)               928         (400,487)
  Net realized short-term capital
    gain distributions from
    investments in portfolio shares ....            --          --           --                 --               --
  Net realized long-term capital
    gain distributions from
    investments in portfolio shares .....           --          --           --                 --          141,281
-------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on
        investments in portfolio
        shares ..........................            1      (1,356)      (5,558)               928         (259,206)
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized
  appreciation (depreciation) of
  investments in portfolio shares .......          403         752          891            (51,607)        (269,063)
-------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
        net assets from operations ......  $       785  $     (572) $    (4,503)      $    (50,281)  $     (528,355)
===================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================
                                                                                           GUGGENHEIM VARIABLE
                                           RUSSELL INVESTMENT FUNDS (CONTINUED)(l)*       INSURANCE FUNDS (p)*
                                           ----------------------------------------   -----------------------------
                                                           MULTI-                                        RYDEX
                                             MODERATE      STYLE                         RYDEX           BASIC
                                             STRATEGY      EQUITY      NON-U.S.       BANKING (s)*   MATERIALS (s)*
-------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .......  $       381  $       32  $       164       $      398     $          (86)
  Net realized gain (loss) on
    investments in portfolio shares .....            1      (1,356)      (5,558)             928           (259,206)
  Net change in unrealized
    appreciation (depreciation) of
    investments in portfolio shares......          403         752          891          (51,607)          (269,063)
-------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from operations ............          785        (572)      (4,503)         (50,281)          (528,355)
-------------------------------------------------------------------------------------------------------------------
Changes from contract owners
  transactions:
  Net contract purchase payments
    (including breakage) ................       41,569          --       18,533                1             89,940
  Contract redemptions ..................          (40)        (65)         (94)          (6,335)           (53,686)
  Net transfers .........................           --      11,680       14,041         (493,547)        (2,253,301)
-------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from contract owners'
      transactions ......................       41,529      11,615       32,480         (499,881)        (2,217,047)
-------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
        net assets ......................       42,314      11,043       27,977         (550,162)        (2,745,402)
-------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........           --          --           --        1,095,432          3,121,531
-------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .......  $    42,314  $   11,043  $    27,977       $  545,270     $      376,129
=================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================
                                           GUGGENHEIM VARIABLE INSURANCE FUNDS (p)* (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                      RYDEX         RYDEX         RYDEX                                     RYDEX          RYDEX        RYDEX
    RYDEX          COMMODITIES     CONSUMER      DOW 2X            RYDEX         RYDEX      ENERGY      EUROPE 1.25X   FINANCIAL
BIOTECHNOLOGY(s)*  STRATEGY(s)*  PRODUCTS(s)*  STRATEGY(s)*  ELECTRONICS(s)*  ENERGY(s)*  SERVICES(s)*  STRATEGY(s)*  SERVICES(s)*
----------------------------------------------------------------------------------------------------------------------------------

$              --  $     46,676  $     40,999  $         --  $            --  $       --  $         --  $         --  $        140

               --            --            --            30               --         215           170             2            --
----------------------------------------------------------------------------------------------------------------------------------
               --        46,676        40,999           (30)              --        (215)         (170)           (2)          140
----------------------------------------------------------------------------------------------------------------------------------

         (140,698)     (264,261)      152,445       (46,782)        (183,422)   (138,314)     (120,190)       (9,394)       40,351

               --            --            --            --               --          --            --            --            --

               --            --            --            --            5,249       7,831       155,679            --            --
----------------------------------------------------------------------------------------------------------------------------------
         (140,698)     (264,261)      152,445       (46,782)        (178,173)   (130,483)       35,489        (9,394)       40,351
----------------------------------------------------------------------------------------------------------------------------------

          (25,779)      (23,931)       57,265       (29,121)          69,220    (133,862)     (290,870)         (531)       (4,388)
----------------------------------------------------------------------------------------------------------------------------------
$        (166,477) $   (241,516) $    250,709  $    (75,933) $      (108,953) $ (264,560) $   (255,551) $     (9,927) $     36,103
==================================================================================================================================

==================================================================================================================================
                                           GUGGENHEIM VARIABLE INSURANCE FUNDS (p)* (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                      RYDEX         RYDEX         RYDEX                                      RYDEX          RYDEX        RYDEX
    RYDEX          COMMODITIES     CONSUMER       DOW 2X           RYDEX          RYDEX      ENERGY      EUROPE 1.25X   FINANCIAL
BIOTECHNOLOGY(s)*  STRATEGY(s*)  PRODUCTS(s)*  STRATEGY(s)*  ELECTRONICS(s)*    ENERGY(s)* SERVICES(s)*  STRATEGY(s)*  SERVICES(s)*
-----------------------------------------------------------------------------------------------------------------------------------

$              --  $     46,676  $     40,999  $        (30) $            --   $     (215) $       (170) $         (2) $        140
         (140,698)     (264,261)      152,445       (46,782)        (178,173)    (130,483)       35,489        (9,394)       40,351

          (25,779)      (23,931)       57,265       (29,121)          69,220     (133,862)     (290,870)         (531)       (4,388)
-----------------------------------------------------------------------------------------------------------------------------------
         (166,477)     (241,516)      250,709       (75,933)        (108,953)    (264,560)     (255,551)       (9,927)       36,103
-----------------------------------------------------------------------------------------------------------------------------------

              101        33,625        55,207         2,768            1,749       26,906        81,358            --        17,953
         (104,494)      (47,393)      (88,672)     (133,608)         (55,792)    (133,600)     (210,708)      (24,040)       (9,378)
          (69,134)      593,334     3,149,840     1,324,063         (578,843)    (721,419)   (2,045,243)     (162,117)     (340,040)
-----------------------------------------------------------------------------------------------------------------------------------

         (173,527)      579,566     3,116,375     1,193,223         (632,886)    (828,113)   (2,174,593)     (186,157)     (331,465)
-----------------------------------------------------------------------------------------------------------------------------------
         (340,004)      338,050     3,367,084     1,117,290         (741,839)  (1,092,673)   (2,430,144)     (196,084)     (295,362)
-----------------------------------------------------------------------------------------------------------------------------------
        1,279,387       774,809     1,032,076       471,652          748,471    2,178,653     3,167,458       259,293       757,244
-----------------------------------------------------------------------------------------------------------------------------------
$         939,383  $  1,112,859  $  4,399,160  $  1,588,942  $         6,632  $ 1,085,980  $    737,314  $     63,209  $    461,882
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================
                                                                    GUGGENHEIM VARIABLE INSURANCE FUNDS (p)* (CONTINUED)
                                                        ---------------------------------------------------------------------------
                                                                                                                          RYDEX
                                                              RYDEX                                        RYDEX         INVERSE
                                                            GOVERNMENT         RYDEX                      INVERSE      GOVERNMENT
                                                             LONG BOND        HEALTH        RYDEX          DOW 2X       LONG BOND
                                                        1.2X STRATEGY (s)*  CARE (s)*   INTERNET (s)*  STRATEGY (s)*  STRATEGY (s)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................ $          127,132 $        --  $          --  $          --  $          --
Expenses:
  Mortality and expense risk fees .....................                  9           1             --             72             63
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................            127,123          (1)            --            (72)           (63)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................          1,869,013     (99,484)       (35,963)       128,414       (490,926)
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............                 --          --             --             --             --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............                 --          --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................          1,869,013     (99,484)       (35,963)       128,414       (490,926)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments  in portfolio shares ....................              5,906      43,560        (68,583)         5,584          8,368
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ...................................... $        2,002,042 $   (55,925) $    (104,546) $     133,926  $    (482,621)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================
                                                                    GUGGENHEIM VARIABLE INSURANCE FUNDS (p)* (CONTINUED)
                                                        ---------------------------------------------------------------------------
                                                                                                                          RYDEX
                                                              RYDEX                                        RYDEX         INVERSE
                                                            GOVERNMENT         RYDEX                      INVERSE      GOVERNMENT
                                                             LONG BOND        HEALTH        RYDEX          DOW 2X       LONG BOND
                                                        1.2X STRATEGY (s)*  CARE (s)*   INTERNET (s)*  STRATEGY (s)*  STRATEGY (s)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..................... $          127,123 $        (1) $          --  $         (72) $         (63)
  Net realized gain (loss) on investments in
    portfolio shares ..................................          1,869,013     (99,484)       (35,963)       128,414       (490,926)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................              5,906      43,560        (68,583)         5,584          8,368
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations ......................................          2,002,042     (55,925)      (104,546)       133,926       (482,621)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .            197,737      37,870         20,623          2,031         43,955
  Contract redemptions ................................         (1,483,702)    (89,431)       (45,238)      (251,588)       (59,955)
  Net transfers .......................................          6,643,616     777,837     (1,162,577)    (1,200,123)      (191,626)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
       contract owners' transactions ..................          5,357,651     726,276     (1,187,192)    (1,449,680)      (207,626)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..........          7,359,693     670,351     (1,291,738)    (1,315,754)      (690,247)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................            410,733     757,315      1,620,871      1,526,707        897,816
         Net assets, end of period .................... $        7,770,426 $ 1,427,666  $     329,133  $     210,953  $     207,569
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                               GUGGENHEIM VARIABLE INSURANCE FUNDS (p)* (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                RYDEX
    RYDEX         RYDEX        INVERSE        RYDEX
   INVERSE       INVERSE       RUSSELL       INVERSE        RYDEX                      RYDEX                              RYDEX
   MID-CAP    NASDAQ-100(R)    2000(R)       S&P 500       JAPAN 2X      RYDEX      MID CAP 1.5X       RYDEX          NASDAQ-100(R)
STRATEGY (s)* STRATEGY (s)* STRATEGY (s)* STRATEGY (s)* STRATEGY (s)* LEISURE (s)* STRATEGY (s)* NASDAQ-100(R) (s)* 2X STRATEGY (s)*
------------------------------------------------------------------------------------------------------------------------------------

$         --  $         --  $         --  $         --  $         --  $        --  $         --  $              --   $           --

          --            11            --            --            --           --             1                341              197
-----------------------------------------------------------------------------------------------------------------------------------
          --           (11)           --            --            --           --            (1)              (341)            (197)
-----------------------------------------------------------------------------------------------------------------------------------

     (28,549)      (84,892)      (47,849)     (156,549)       (2,466)     (57,547)     (105,655)          (100,848)        (805,728)

          --            --            --            --            --           --            --                 --           88,374

          --            --            --            --            --           --            --                 --          262,768
-----------------------------------------------------------------------------------------------------------------------------------
     (28,549)      (84,892)      (47,849)     (156,549)       (2,466)     (57,547)     (105,655)          (100,848)        (454,586)
-----------------------------------------------------------------------------------------------------------------------------------

         (76)       (9,254)        4,181          (744)      (17,847)       2,650       (24,624)          (167,499)        (189,952)
-----------------------------------------------------------------------------------------------------------------------------------
$    (28,625) $    (94,157) $   (43,668)  $   (157,293) $    (20,313) $   (54,897) $   (130,280) $        (268,688)  $     (644,735)
===================================================================================================================================

===================================================================================================================================
                                               GUGGENHEIM VARIABLE INSURANCE FUNDS (p)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                RYDEX
    RYDEX         RYDEX        INVERSE        RYDEX
   INVERSE       INVERSE       RUSSELL       INVERSE        RYDEX                      RYDEX                              RYDEX
   MID-CAP    NASDAQ-100(R)    2000(R)       S&P 500       JAPAN 2X      RYDEX      MID CAP 1.5X       RYDEX          NASDAQ-100(R)
STRATEGY (s)* STRATEGY (s)* STRATEGY (s)* STRATEGY (s)* STRATEGY (s)* LEISURE (s)* STRATEGY (s)* NASDAQ-100(R) (s)* 2X STRATEGY (s)*
------------------------------------------------------------------------------------------------------------------------------------

$         --  $        (11) $         --  $         --  $         --  $        --  $         (1) $            (341) $          (197)
     (28,549)      (84,892)      (47,849)     (156,549)       (2,466)     (57,547)     (105,655)          (100,848)        (454,586)

         (76)       (9,254)        4,181          (744)      (17,847)       2,650       (24,624)          (167,499)        (189,952)
-----------------------------------------------------------------------------------------------------------------------------------
     (28,625)      (94,157)      (43,668)     (157,293)      (20,313)     (54,897)     (130,280)          (268,688)        (644,735)
-----------------------------------------------------------------------------------------------------------------------------------

      11,358           563           598       336,669        15,349            1        75,022                  1          121,713
        (365)      (39,113)      (13,376)      (50,572)      (20,079)     (23,022)      (21,073)           (58,247)         (52,663)
      33,617       448,300       857,810      (457,920)     (520,144)     274,442    (1,268,533)           723,445         (689,941)
-----------------------------------------------------------------------------------------------------------------------------------

      44,610       409,750       845,032      (171,823)     (524,874)     251,421    (1,214,584)           665,199         (620,891)
-----------------------------------------------------------------------------------------------------------------------------------
      15,985       315,593       801,364      (329,116)     (545,187)     196,524    (1,344,864)           396,511       (1,265,626)
-----------------------------------------------------------------------------------------------------------------------------------
      29,835       357,610       154,546       635,035       565,014      348,999     1,592,983          2,313,409        3,328,137
-----------------------------------------------------------------------------------------------------------------------------------
$     45,820  $    673,203  $    955,910  $    305,919  $     19,827  $   545,523  $    248,119  $       2,709,920  $     2,062,511
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

=============================================================================================================================
                                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (p)* (CONTINUED)
                                                           ------------------------------------------------------------------
                                                                                                                    RYDEX
                                                                            RYDEX       RYDEX                      RUSSELL
                                                              RYDEX       PRECIOUS       REAL        RYDEX       2000(R) 1.5X
                                                            NOVA (s)*    METALS (s)* ESTATE (s)* RETAILING (s)* STRATEGY (s)*
-----------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares .. $     1,089  $     3,935  $   32,575  $          --  $         --
Expenses:
  Mortality and expense risk fees ........................           2           48          --             --            --
----------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ......................       1,087        3,887      32,575             --            --
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ..................................    (322,489)    (672,596)   (292,837)       (64,809)      (23,372)
  Net realized short-term capital gain distributions from
    investments in portfolio shares ......................          --           --          --             --            --
  Net realized long-term capital gain distributions from
    investments in portfolio shares ......................          --           --          --             --            --
----------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio
    shares ...............................................    (322,489)    (672,596)   (292,837)       (64,809)      (23,372)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares ........................    (141,437)  (1,198,641)    (35,937)        10,151       (27,006)
----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
       operations ........................................ $  (462,839) $(1,867,350) $ (296,199) $     (54,658) $    (50,378)
============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

=============================================================================================================================
                                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (p)* (CONTINUED)
                                                           ------------------------------------------------------------------
                                                                                                                    RYDEX
                                                                            RYDEX       RYDEX                      RUSSELL
                                                               RYDEX      PRECIOUS       REAL        RYDEX       2000(R) 1.5X
                                                             NOVA (s)*   METALS (s)* ESTATE (s)* RETAILING (s)* STRATEGY (s)*
-----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ........................ $     1,087  $     3,887  $   32,575  $          --  $         --
  Net realized gain (loss) on investments in portfolio
    shares ...............................................    (322,489)    (672,596)   (292,837)       (64,809)      (23,372)
  Net change in unrealized appreciation (depreciation) of
    investments in portfolio shares ......................    (141,437)  (1,198,641)    (35,937)        10,151       (27,006)
----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      operations .........................................    (462,839)  (1,867,350)   (296,199)       (54,658)      (50,378)
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ....      10,951      676,807      41,747             (1)       19,922
  Contract redemptions ...................................     (21,505)    (439,036)    (97,510)       (42,046)       (9,028)
  Net transfers ..........................................    (181,530)    (666,074)   (821,321)       914,253    (1,070,486)
----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions ...............................    (192,084)    (428,303)   (877,084)       872,206    (1,059,592)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..............    (654,923)  (2,295,653) (1,173,283)       817,548    (1,109,970)
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................   2,556,404    6,326,722   2,753,526        136,110     1,624,145
----------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ........................ $ 1,901,481  $ 4,031,069  $1,580,243  $     953,658  $    514,175
============================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================
                                         GUGGENHEIM VARIABLE INSURANCE FUNDS (p)* (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                           RYDEX        RYDEX        RYDEX        RYDEX
   RYDEX                       RYDEX          RYDEX         S&P          S&P          S&P          S&P
  RUSSELL        RYDEX        S&P 500        S&P 500       MIDCAP      MIDCAP       SMALLCAP    SMALLCAP      ALL-ASSET
 2000(R) 2X    S&P 500 2X       PURE          PURE        400 PURE    400 PURE      600 PURE     600 PURE    AGGRESSIVE
STRATEGY (s)* STRATEGY (s)*  GROWTH (s)*   VALUE (s)*    GROWTH (s)*  VALUE (s)*  GROWTH (s)*   VALUE (s)*  STRATEGY (q)*
-------------------------------------------------------------------------------------------------------------------------

$         --  $         --  $         --  $        137  $        --  $        --  $        --  $        --  $      1,418

          --            --            10            --           13            4            5           --            --
------------------------------------------------------------------------------------------------------------------------
          --            --           (10)          137          (13)          (4)          (5)          --         1,418
------------------------------------------------------------------------------------------------------------------------

    (374,776)     (652,375)     (193,905)       56,439     (353,339)    (130,735)    (129,929)    (143,338)           64

      14,959            --            --            --           --           --           --           --            --

      10,171            --            --            --      172,284           --           --           --            --
------------------------------------------------------------------------------------------------------------------------
    (349,646)     (652,375)     (193,905)       56,439     (181,055)    (130,735)    (129,929)    (143,338)           64
------------------------------------------------------------------------------------------------------------------------

       6,410         6,172      (148,634)      (55,407)     (64,640)     (84,655)     (88,546)     (34,582)       (7,124)
------------------------------------------------------------------------------------------------------------------------
$   (343,236) $   (646,203) $   (342,549) $      1,169  $  (245,708) $  (215,394) $  (218,480) $  (177,920)  $    (5,642)
========================================================================================================================

=========================================================================================================================
                                         GUGGENHEIM VARIABLE INSURANCE FUNDS (P)* (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                           RYDEX        RYDEX        RYDEX        RYDEX
   RYDEX                       RYDEX          RYDEX         S&P          S&P          S&P          S&P
  RUSSELL        RYDEX        S&P 500        S&P 500      MIDCAP       MIDCAP       SMALLCAP    SMALLCAP      ALL-ASSET
 2000(R) 2X    S&P 500 2X       PURE          PURE        400 PURE    400 PURE      600 PURE     600 PURE    AGGRESSIVE
STRATEGY (s)* STRATEGY (s)*  GROWTH (s)*   VALUE (s)*   GROWTH (s)*  VALUE (s)*   GROWTH (s)*   VALUE (s)*  STRATEGY (q)*
-------------------------------------------------------------------------------------------------------------------------

$         --  $         --  $        (10) $        137  $       (13) $        (4) $        (5) $        --  $      1,418
    (349,646)     (652,375)     (193,905)       56,439     (181,055)    (130,735)    (129,929)    (143,338)           64

       6,410         6,172      (148,634)      (55,407)     (64,640)     (84,655)     (88,546)     (34,582)       (7,124)
------------------------------------------------------------------------------------------------------------------------
    (343,236)     (646,203)     (342,549)        1,169     (245,708)    (215,394)    (218,480)    (177,920)       (5,642)
------------------------------------------------------------------------------------------------------------------------

      94,495        25,311        12,415       138,239      260,243       50,953       20,789       44,921        10,000
     (19,817)      (67,419)      (96,386)      (45,084)    (125,178)     (30,612)     (72,348)     (35,312)         (348)
    (488,886)    4,136,803       914,822    (1,736,655)  (3,629,898)    (757,776)   1,230,433   (1,061,781)           --
------------------------------------------------------------------------------------------------------------------------

    (414,208)    4,094,695       830,851    (1,643,500)  (3,494,833)    (737,435)   1,178,874   (1,052,172)        9,652
------------------------------------------------------------------------------------------------------------------------
    (757,444)    3,448,492       488,302    (1,642,331)  (3,740,541)    (952,829)     960,394   (1,230,092)        4,010
------------------------------------------------------------------------------------------------------------------------
   1,002,608     1,048,893     2,471,862     2,293,991    6,481,038    1,474,867    2,568,473    1,920,550       124,482
------------------------------------------------------------------------------------------------------------------------
$    245,164  $  4,497,385  $  2,960,164  $    651,660  $ 2,740,497  $   522,038  $ 3,528,867  $   690,458  $    128,492
========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===============================================================================================================================
                                                                  GUGGENHEIM VARIABLE INSURANCE FUNDS (p)* (CONTINUED)
                                                        ----------------------------------------------------------------------
                                                         ALL- ASSET     ALL- ASSET    ALTERNATIVE       CLS           CLS
                                                        CONSERVATIVE     MODERATE      STRATEGIES    ADVISORONE    ADVISORONE
                                                        STRATEGY (q)* STRATEGY (q)* ALLOCATION (q)* AMERIGO (q)*  CLERMONT (q)*
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................ $      2,874  $      1,841  $          661  $        --  $      41,732
Expenses:
  Mortality and expense risk fees .....................           --            --              --           --             --
------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................        2,874         1,841             661           --         41,732
------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................        4,838        (1,827)           (221)    (132,492)       271,245
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............           --            --              --           --             --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............           --            --              --           --             --
------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio
    shares ............................................        4,838        (1,827)           (221)    (132,492)       271,245
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ..................      (16,677)      (15,072)         (1,499)    (120,976)      (341,282)
------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations ........................................ $     (8,965) $    (15,058) $       (1,059) $  (253,468) $     (28,305)
==============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===============================================================================================================================
                                                                  GUGGENHEIM VARIABLE INSURANCE FUNDS (p)* (CONTINUED)
                                                        ----------------------------------------------------------------------
                                                          ALL-ASSET     ALL-ASSET     ALTERNATIVE       CLS            CLS
                                                        CONSERVATIVE     MODERATE      STRATEGIES    ADVISORONE    ADVISORONE
                                                        STRATEGY (q)* STRATEGY (q)* ALLOCATION (q)* AMERIGO (q)*  CLERMONT (q)*
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ..................... $      2,874  $      1,841  $          661  $        --  $      41,732
  Net realized gain (loss) on investments in portfolio
    shares ............................................        4,838        (1,827)           (221)    (132,492)       271,245
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................      (16,677)      (15,072)         (1,499)    (120,976)      (341,282)
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
       operations .....................................       (8,965)      (15,058)         (1,059)    (253,468)       (28,305)
------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .      535,574       100,524               1            2              2
  Contract redemptions ................................       (4,633)      (13,134)           (398)    (123,047)       (60,571)
  Net transfers .......................................      (21,730)     (105,613)        (22,085)    (888,287)      (106,774)
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
       contract owners' transactions ..................      509,211       (18,223)        (22,482)  (1,011,332)      (167,343)
------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..........      500,246       (33,281)        (23,541)  (1,264,800)      (195,648)
------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................      263,569       467,927          53,367    4,783,453      1,969,859
------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .................... $    763,815  $    434,646  $       29,826  $ 3,518,653  $   1,774,211
==============================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                            GUGGENHEIM VARIABLE INSURANCE FUNDS (p)* (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
      CLS                                     INTERNATIONAL      GLOBAL                                       RYDEX
  ADVISORONE          DWA            DWA       LONG SHORT       MANAGED         MULTI            U.S.     STRENGTHENING     RYDEX
    SELECT         FLEXIBLE        SECTOR        SELECT         FUTURES         HEDGE         LONG SHORT    DOLLAR 2X    TECHNOLOGY
ALLOCATION (q)* ALLOCATION (q)* ROTATION (q)*   (m)* (q)*   STRATEGY (q,r)* STRATEGIES (q)* MOMENTUM (q)* STRATEGY (s)*      (s)*
------------------------------------------------------------------------------------------------------------------------------------

$           --  $        6,601  $      1,591  $         --  $           --  $           --  $         --  $         --  $        --

            --              --            --            --              --              --            20            --           --
-----------------------------------------------------------------------------------------------------------------------------------
            --           6,601         1,591            --              --              --           (20)           --           --
-----------------------------------------------------------------------------------------------------------------------------------

       (11,072)        (14,408)      (12,001)        4,094         (32,499)         17,471        68,008       (37,081)     (59,022)

            --          13,702            --            --              --              --            --            --           --

            --          18,401            --            --              --              --            --            --       37,980
-----------------------------------------------------------------------------------------------------------------------------------
       (11,072)         17,695       (12,001)        4,094         (32,499)         17,471        68,008       (37,081)     (21,042)
-----------------------------------------------------------------------------------------------------------------------------------

            --        (198,708)      (79,427)       (3,657)       (122,279)         13,071       (80,942)       27,482      (45,685)
-----------------------------------------------------------------------------------------------------------------------------------
$      (11,072) $     (174,412) $    (89,837) $        437  $     (154,778) $       30,542  $    (12,954) $     (9,599) $   (66,727)
===================================================================================================================================

====================================================================================================================================
                                            GUGGENHEIM VARIABLE INSURANCE FUNDS (p)* (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
      CLS                                     INTERNATIONAL      GLOBAL                                       RYDEX
  ADVISORONE          DWA            DWA       LONG SHORT       MANAGED         MULTI            U.S.     STRENGTHENING     RYDEX
    SELECT         FLEXIBLE        SECTOR        SELECT         FUTURES         HEDGE         LONG SHORT    DOLLAR 2X    TECHNOLOGY
ALLOCATION (q)* ALLOCATION (q)* ROTATION (q)*   (m)* (q)*   STRATEGY (q,r)* STRATEGIES (q)* MOMENTUM (q)* STRATEGY (s)*      (s)*
------------------------------------------------------------------------------------------------------------------------------------

$           --  $        6,601  $      1,591  $         --  $           --  $           --  $        (20) $         --  $        --
       (11,072)         17,695       (12,001)        4,094         (32,499)         17,471        68,008       (37,081)     (21,042)

            --        (198,708)      (79,427)       (3,657)       (122,279)         13,071       (80,942)       27,482      (45,685)
-----------------------------------------------------------------------------------------------------------------------------------
       (11,072)       (174,412)      (89,837)          437        (154,778)         30,542       (12,954)       (9,599)     (66,727)
-----------------------------------------------------------------------------------------------------------------------------------

            --       1,517,432       909,185            --         363,628         690,791         1,202           546        6,370
        (2,030)        (65,653)      (56,228)         (186)       (101,638)       (262,700)       (8,011)      (15,508)     (40,848)
        13,102        (216,273)     (168,769)      (56,300)        322,160         134,606      (197,445)    2,279,845     (227,549)
-----------------------------------------------------------------------------------------------------------------------------------

        11,072       1,235,506       684,188       (56,486)        584,150         562,697      (204,254)    2,264,883     (262,027)
-----------------------------------------------------------------------------------------------------------------------------------
            --       1,061,094       594,351       (56,049)        429,372         593,239      (217,208)    2,255,284     (328,754)
-----------------------------------------------------------------------------------------------------------------------------------
            --         216,956       186,509        56,049       1,330,904         681,216       491,507       924,159      918,817
-----------------------------------------------------------------------------------------------------------------------------------
$           --  $    1,278,050  $    780,860  $         --  $    1,760,276  $    1,274,455  $    274,299  $  3,179,443  $   590,063
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================
                                                                  GUGGENHEIM VARIABLE INSURANCE FUNDS (p)* (CONTINUED)
                                                        ---------------------------------------------------------------------------
                                                                                              RYDEX                     RYDEX
                                                                                               U.S.                    WEAKENING
                                                             RYDEX              RYDEX       GOVERNMENT                  DOLLAR
                                                             TELE-              TRANS-        MONEY       RYDEX           2X
                                                        COMMUNICATIONS (s)* PORTATION (s)* MARKET (s)* UTILITIES (s)* STRATEGY (s)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................ $            4,072  $          --  $     1,757 $     45,077    $         --
Expenses:
  Mortality and expense risk fees .....................                 --             --          293           13              --
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................              4,072             --        1,464       45,064              --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................            (24,680)       (17,147)          --       55,688         (59,100)
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............              3,885             --           --           --              --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............              7,674             --           --           --              --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
        portfolio shares ..............................            (13,121)       (17,147)          --       55,688         (59,100)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .....................            (20,306)       (14,526)          --      130,498          (6,449)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations .................................... $          (29,355) $     (31,673) $     1,464 $    231,250    $    (65,549)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================================
                                                                  GUGGENHEIM VARIABLE INSURANCE FUNDS (p)* (CONTINUED)
                                                        ---------------------------------------------------------------------------
                                                                                              RYDEX                      RYDEX
                                                                                               U.S.                     WEAKENING
                                                             RYDEX              RYDEX       GOVERNMENT                   DOLLAR
                                                             TELE-              TRANS-        MONEY        RYDEX           2X
                                                        COMMUNICATIONS (s)* PORTATION (s)* MARKET (s)*  UTILITIES (s)* STRATEGY (s)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Net investment income (expense) ..................... $            4,072  $          --  $      1,464 $     45,064   $        --
  Net realized gain (loss) on investments in portfolio
    shares ............................................            (13,121)       (17,147)           --       55,688       (59,100)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................            (20,306)       (14,526)           --      130,498        (6,449)
----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
    operations ........................................            (29,355)       (31,673)        1,464      231,250       (65,549)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .                220              1    48,085,297       83,892        55,853
  Contract redemptions ................................            (41,994)        (5,860)   (7,983,402)     (93,078)      (29,365)
  Net transfers .......................................           (496,365)        36,695   (46,522,417)   4,459,917       (96,311)
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................           (538,139)        30,836    (6,420,522)   4,450,731       (69,823)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........           (567,494)          (837)   (6,419,058)   4,681,981      (135,372)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................            753,783        650,784    61,552,800    1,210,178       237,193
----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ..................... $          186,289  $     649,947  $ 55,133,742 $  5,892,159   $   101,821
===================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                            GUGGENHEIM VARIABLE INSURANCE FUNDS (p)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                VARIABLE                   VARIABLE
    VARIABLE      VARIABLE                       SERIES      VARIABLE       SERIES        VARIABLE     VARIABLE     VARIABLE
     SERIES        SERIES        VARIABLE         U.S.        SERIES       MANAGED         SERIES       SERIES       SERIES
     LARGE         LARGE          SERIES      INTERMEDIATE   MID CAP        ASSET           HIGH       SMALL CAP    SMALL CAP
CAP CORE (q)* CAP VALUE (q)* GLOBAL (o)* (q)*   BOND (q)*  GROWTH (q)* ALLOCATION (q)*   YIELD (q)*   VALUE (q)*   GROWTH (q)*
------------------------------------------------------------------------------------------------------------------------------

$         --  $          --  $            --  $        --  $       --  $           --  $         --  $         --  $        --

          --             --               --           --          --              --            --            --           --
------------------------------------------------------------------------------------------------------------------------------
          --             --               --           --          --              --            --            --           --
------------------------------------------------------------------------------------------------------------------------------

          (1)           (14)          (1,136)       1,166        (632)         (2,027)       (9,405)        2,783     (192,748)

          --             --               --           --          --              --            --            --           --

          --             --               --           --          --              --            --            --           --
------------------------------------------------------------------------------------------------------------------------------
          (1)           (14)          (1,136)       1,166        (632)         (2,027)       (9,405)        2,783     (192,748)
------------------------------------------------------------------------------------------------------------------------------

      (1,243)            --           (2,190)          21     (18,230)            867        (2,125)       (8,826)     (3,708)
------------------------------------------------------------------------------------------------------------------------------
$     (1,244) $         (14) $        (3,326) $     1,187  $  (18,862) $       (1,160) $    (11,530) $     (6,043) $ (196,456)
==============================================================================================================================

=============================================================================================================================
                                            GUGGENHEIM VARIABLE INSURANCE FUNDS (p)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                VARIABLE                   VARIABLE
    VARIABLE     VARIABLE                        SERIES      VARIABLE       SERIES        VARIABLE     VARIABLE    VARIABLE
     SERIES       SERIES         VARIABLE         U.S.        SERIES       MANAGED         SERIES       SERIES      SERIES
     LARGE         LARGE          SERIES      INTERMEDIATE   MID CAP        ASSET           HIGH      SMALL CAP    SMALL CAP
CAP CORE (q)* CAP VALUE (q)* GLOBAL (o)* (q)*   BOND (q)*  GROWTH (q)* ALLOCATION (q)*   YIELD (q)*   VALUE (q)*  GROWTH (q)*
-----------------------------------------------------------------------------------------------------------------------------

$         --  $          --  $            --  $        --  $       --  $           --  $         --  $        --  $        --
          (1)           (14)          (1,136)       1,166        (632)         (2,027)       (9,405)       2,783     (192,748)

      (1,243)            --           (2,190)          21     (18,230)            867        (2,125)      (8,826)      (3,708)
-----------------------------------------------------------------------------------------------------------------------------
      (1,244)           (14)          (3,326)       1,187     (18,862)         (1,160)      (11,530)      (6,043)    (196,456)
-----------------------------------------------------------------------------------------------------------------------------

       3,588             (1)           7,475       17,375     283,863              --            --        3,580      145,703
         (65)            (1)            (245)         (36)     (2,319)           (322)       (7,543)        (224)      (2,378)
       4,908             16           14,752       32,726      31,914          16,351       (56,597)      86,505       81,476
-----------------------------------------------------------------------------------------------------------------------------

       8,431             14           21,982       50,065     313,458          16,029       (64,140)      89,861      224,801
-----------------------------------------------------------------------------------------------------------------------------
       7,187             --           18,656       51,252     294,596          14,869       (75,670)      83,818       28,345
-----------------------------------------------------------------------------------------------------------------------------
      12,663             --            7,512           --       4,564          33,136       398,085       56,388        9,562
-----------------------------------------------------------------------------------------------------------------------------
$     19,850  $          --  $        26,168  $    51,252  $  299,160  $       48,005  $    322,415  $   140,206  $    37,907
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==============================================================================================================================
                                                                  SELIGMAN PORTFOLIOS (c)*         T. ROWE PRICE EQUITY SERIES
                                                        ------------------------------------------ ---------------------------
                                                         COMMUNICATIONS                 SMALLER-
                                                               AND         LARGE-CAP       CAP       BLUE CHIP      EQUITY
                                                        INFORMATION (n)*  VALUE (n)*   VALUE (n)*    GROWTH II     INCOME II
------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................ $            --  $     6,979  $        --  $         --  $      91,733
Expenses:
  Mortality and expense risk fees .....................              26           --           --            --             --
------------------------------------------------------------------------------------------------------------------------------
    Net investment income (expense) ...................             (26)       6,979           --            --         91,733
------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...............................         141,041      122,629       23,508       510,240        412,060
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..............              --           --           --            --             --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..............              --           --           --            --             --
------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares ................................         141,041      122,629       23,508       510,240        412,060
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments in portfolio shares .....................        (112,767)     (68,959)     (13,873)     (481,832)      (590,334)
------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .................................... $        28,248  $    60,649  $     9,635  $     28,408  $     (86,541)
==============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==============================================================================================================================
                                                                  SELIGMAN PORTFOLIOS (c)*         T. ROWE PRICE EQUITY SERIES
                                                        ------------------------------------------ ---------------------------
                                                         COMMUNICATIONS                 SMALLER-
                                                               AND         LARGE-CAP       CAP       BLUE CHIP      EQUITY
                                                        INFORMATION (n)*  VALUE (n)*   VALUE (n)*    GROWTH II     INCOME II
------------------------------------------------------------------------------------------------------------------------------
IInvestment income:
  Net investment income (expense) ..................... $           (26) $     6,979  $        --  $         --  $      91,733
  Net realized gain (loss) on investments in portfolio
    shares ............................................         141,041      122,629       23,508       510,240        412,060
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ................        (112,767)     (68,959)     (13,873)     (481,832)      (590,334)
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .....................................          28,248       60,649        9,635        28,408        (86,541)
------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments
    (including breakage) ..............................           8,378           --            1       642,448        527,097
  Contract redemptions ................................         (38,075)        (312)      (5,898)     (161,038)      (766,315)
  Net transfers .......................................        (813,892)    (717,713)    (174,160)      (41,468)      (683,264)
------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions ...................        (843,589)    (718,025)    (180,057)      439,942       (922,482)
------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...........        (815,341)    (657,376)    (170,422)      468,350     (1,009,023)
------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................         815,341      657,376      170,422     6,030,992      6,653,014
------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ..................... $            --  $        --  $        --  $  6,499,342  $   5,643,991
==============================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                THIRD
T. ROWE PRICE     T. ROWE       AVENUE
EQUITY SERIES   PRICE FIXED    VARIABLE           TIMOTHY PLAN
 (CONTINUED)   INCOME SERIES SERIES TRUST       VARIABLE SERIES                           VAN ECK VIP TRUST
-------------- ------------- ------------ ---------------------------- ------------------------------------------------------
                                                                                                      GLOBAL        MULTI-
    HEALTH     LIMITED-TERM                CONSERVATIVE    STRATEGIC     EMERGING        GLOBAL        HARD        MANAGER
 SCIENCES II      BOND II       VALUE         GROWTH        GROWTH        MARKETS         BOND        ASSETS     ALTERNATIVES
-----------------------------------------------------------------------------------------------------------------------------

$         --   $     67,790  $    65,164  $       2,387  $        726   $    68,512  $    105,123  $     73,861  $     13,297

          --             --           53             --            --         1,050            19           114            18
-----------------------------------------------------------------------------------------------------------------------------
          --         67,790       65,111          2,387           726        67,462       105,104        73,747        13,279
-----------------------------------------------------------------------------------------------------------------------------

     (11,096)       (36,532)     115,028           (762)      (46,117)      608,385        12,108       863,279         6,483

          --             --           --             --            --            --        26,800            --            --

          --         21,859           --             --            --            --            --        79,087         8,311
-----------------------------------------------------------------------------------------------------------------------------
     (11,096)       (14,673)     115,028           (762)      (46,117)      608,385        38,908       942,366        14,794
-----------------------------------------------------------------------------------------------------------------------------

    (227,769)       (29,767)  (1,018,489)            23        (2,022)   (2,132,061)      (35,547)   (2,314,383)      (69,225)
-----------------------------------------------------------------------------------------------------------------------------
$   (238,865)  $     23,350  $  (838,350) $       1,648  $    (47,413) $ (1,456,214) $    108,465  $ (1,298,270) $    (41,152)
=============================================================================================================================

=============================================================================================================================
                                THIRD
T. ROWE PRICE     T. ROWE       AVENUE
EQUITY SERIES   PRICE FIXED    VARIABLE           TIMOTHY PLAN
 (CONTINUED)   INCOME SERIES SERIES TRUST       VARIABLE SERIES                           VAN ECK VIP TRUST
-------------- ------------- ------------ ---------------------------- ------------------------------------------------------
                                                                                                      GLOBAL        MULTI-
    HEALTH     LIMITED-TERM                CONSERVATIVE    STRATEGIC     EMERGING        GLOBAL        HARD        MANAGER
 SCIENCES II      BOND II       VALUE         GROWTH        GROWTH        MARKETS         BOND        ASSETS     ALTERNATIVES
-----------------------------------------------------------------------------------------------------------------------------

$          --  $     67,790  $    65,111  $       2,387  $        726  $     67,462  $    105,104  $     73,747  $     13,279
      (11,096)      (14,673)     115,028           (762)      (46,117)      608,385        38,908       942,366        14,794
     (227,769)      (29,767)  (1,018,489)            23        (2,022)   (2,132,061)      (35,547)   (2,314,383)      (69,225)

-----------------------------------------------------------------------------------------------------------------------------
     (238,865)       23,350     (838,350)         1,648       (47,413)   (1,456,214)      108,465    (1,298,270)      (41,152)
-----------------------------------------------------------------------------------------------------------------------------

      215,915       127,097      427,401        148,626        19,804       819,529        96,725       840,745       105,346
     (102,471)     (315,206)    (117,153)          (327)       (4,663)     (146,428)     (124,430)     (320,113)      (31,104)
    1,109,633     1,073,192     (361,868)           758        45,409    (4,523,025)      (17,633)     (383,340)     (210,981)
-----------------------------------------------------------------------------------------------------------------------------

    1,223,077       885,083      (51,620)       149,057        60,550    (3,849,924)      (45,338)      137,292      (136,739)
-----------------------------------------------------------------------------------------------------------------------------
      984,212       908,433     (889,970)       150,705        13,137    (5,306,138)       63,127    (1,160,978)     (177,891)
-----------------------------------------------------------------------------------------------------------------------------
    1,321,543     2,281,364    4,251,147             --       119,846     8,608,390     1,351,862     6,470,912     1,494,390
-----------------------------------------------------------------------------------------------------------------------------
$   2,305,755  $  3,189,797  $ 3,361,177  $     150,705  $    132,983  $  3,302,252  $  1,414,989  $  5,309,934  $  1,316,499
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

===============================================================================================================================
                                                                                   VANGUARD VARIABLE INSURANCE FUND
                                                                      ---------------------------------------------------------
                                                                                   CAPITAL   DIVERSIFIED    EQUITY      EQUITY
                                                                       BALANCED    GROWTH       VALUE       INCOME       INDEX
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...........   $  29,071   $  6,340   $    20,912   $ 14,614   $  51,731
Expenses:
  Mortality and expense risk fees .................................          --         --            --         --          --
-------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .............................      29,071      6,340        20,912     14,614      51,731
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ..........................................       2,980     29,035        69,763     25,570     268,369
  Net realized short-term capital gain distributions from
     investments in portfolio shares ..............................          --        437            --         --       7,295
  Net realized long-term capital gain distributions from
     investments in portfolio shares ..............................          --     18,147            --         --      94,840
-------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares .........................................       2,980     47,619        69,763     25,570     370,504
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..............................      19,069    (63,615)      (61,443)    60,713    (354,825)
-------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ...   $  51,120   $ (9,656)  $    29,232   $100,897   $  67,410
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

=================================================================================================================================
                                                                                   VANGUARD VARIABLE INSURANCE FUND
                                                                      -----------------------------------------------------------
                                                                                    CAPITAL  DIVERSIFIED    EQUITY      EQUITY
                                                                       BALANCED     GROWTH      VALUE       INCOME       INDEX
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Net investment income (expense) .................................   $   29,071   $  6,340  $    20,912  $   14,614  $    51,731
  Net realized gain (loss) on investments in portfolio shares .....        2,980     47,619       69,763      25,570      370,504
  Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...........................       19,069    (63,615)     (61,443)     60,713     (354,825)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ........       51,120     (9,656)      29,232     100,897       67,410
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) .............      778,222     22,714       44,612     382,045      753,996
  Contract redemptions ............................................       (7,455)   (50,984)     (76,348)     (5,096)    (432,528)
  Net transfers ...................................................    1,137,400     56,893       99,707     666,786      458,443
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ..............................    1,908,167     28,623       67,971   1,043,735      779,911
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ......................    1,959,287     18,967       97,203   1,144,632      847,321
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................      911,699    695,152      907,062     241,412    2,980,257
---------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ...............................   $2,870,986  $ 714,119  $ 1,004,265  $1,386,044  $ 3,827,578
=================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

======================================================================================================================
                                         VANGUARD VARIABLE INSURANCE FUND (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                                                               TOTAL        TOTAL
                   HIGH                                              SHORT-TERM    SMALL       BOND         STOCK
                  YIELD                      MID-CAP        REIT     INVESTMENT   COMPANY     MARKET        MARKET
    GROWTH         BOND     INTERNATIONAL     INDEX         INDEX      GRADE       GROWTH      INDEX        INDEX
----------------------------------------------------------------------------------------------------------------------

$      5,205   $    50,006  $      32,738  $    11,026  $    43,100   $   323,129  $    2,258  $   227,044  $   44,905

          --            --             --           --           --            --          --           --          --
----------------------------------------------------------------------------------------------------------------------
       5,205        50,006         32,738       11,026       43,100       323,129       2,258      227,044      44,905
----------------------------------------------------------------------------------------------------------------------

       1,203         6,248         65,132       38,835      227,214        62,620      23,761       69,680     169,076

          --            --             --           --           --        26,200          --       28,030      39,622

          --            --             --           --       30,286        65,499          --       33,636      56,791
----------------------------------------------------------------------------------------------------------------------
       1,203         6,248         65,132       38,835      257,500       154,319      23,761      131,346     265,489
----------------------------------------------------------------------------------------------------------------------

     (16,937)        6,441       (473,799)    (194,139)     (66,210)     (279,070)    (11,526)     202,044    (396,219)
----------------------------------------------------------------------------------------------------------------------
$    (10,529)  $    62,695  $    (375,929) $  (144,278) $   234,390   $   198,378  $   14,493  $   560,434  $  (85,825)
======================================================================================================================

======================================================================================================================
                                         VANGUARD VARIABLE INSURANCE FUND (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL         TOTAL
                   HIGH                                               SHORT-TERM     SMALL       BOND          STOCK
                  YIELD                      MID-CAP        REIT      INVESTMENT    COMPANY     MARKET         MARKET
    GROWTH         BOND     INTERNATIONAL     INDEX         INDEX       GRADE        GROWTH      INDEX         INDEX
----------------------------------------------------------------------------------------------------------------------

$      5,205  $     50,006  $      32,738  $    11,026  $    43,100   $   323,129  $    2,258  $   227,044  $   44,905
       1,203         6,248         65,132       38,835      257,500       154,319      23,761      131,346     265,489

     (16,937)        6,441       (473,799)    (194,139)     (66,210)     (279,070)    (11,526)     202,044    (396,219)
----------------------------------------------------------------------------------------------------------------------
     (10,529)       62,695       (375,929)    (144,278)     234,390       198,378      14,493      560,434     (85,825)
----------------------------------------------------------------------------------------------------------------------

     482,050       317,425      1,268,854      753,024    1,367,418     3,348,697     472,632    2,942,407   1,225,982
      (2,490)      (24,660)       (87,677)     (72,709)     (68,683)     (672,427)    (25,176)    (219,258)    (97,328)
     172,341       905,295      1,192,364      557,465      466,729     2,995,970     136,525      554,979     828,504
----------------------------------------------------------------------------------------------------------------------

     651,901     1,198,060      2,373,541    1,237,780    1,765,464     5,672,240     583,981    3,278,128   1,957,158
----------------------------------------------------------------------------------------------------------------------
     641,372     1,260,755      1,997,612    1,093,502    1,999,854     5,870,618     598,474    3,838,562   1,871,333
----------------------------------------------------------------------------------------------------------------------
     584,898       486,037      1,863,688      682,040    2,267,748     7,781,296   1,032,473    6,184,129   3,222,085
----------------------------------------------------------------------------------------------------------------------
$  1,226,270  $  1,746,792  $   3,861,300  $ 1,775,542  $ 4,267,602   $13,651,914  $1,630,947  $10,022,691  $5,093,418
======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==================================================================================================================================
                                                                                                                       WELLS FARGO
                                                                                                                        ADVANTAGE
                                                                      VIRTUS VARIABLE INSURANCE TRUST (b)*              VT FUNDS
                                                                 ----------------------------------------------------  -----------
                                                                                                              REAL
                                                                                MULTI-SECTOR    PREMIUM      ESTATE
                                                                 INTERNATIONAL  FIXED INCOME  ALPHASECTOR  SECURITIES   DISCOVERY
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ........ $           2  $     31,299  $     2,002  $      409  $        --
Expenses:
  Mortality and expense risk fees ..............................            --            --           --          --        2,916
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .........................             2        31,299        2,002         409       (2,916)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares .......................................            --            (2)          --          --      126,954
  Net realized short-term capital gain distributions
     from investments in portfolio shares ......................            --            --           --          --           --
  Net realized long-term capital gain distributions
      from investments in portfolio shares .....................            --            --           --       6,333           --
----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in portfolio shares ..            --            (2)          --       6,333      126,954
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ...........................             4       (26,078)       5,977      (3,720)    (205,544)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ... $           6  $      5,219  $     7,979  $    3,022  $   (81,506)
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2011

==================================================================================================================================
                                                                                                                       WELLS FARGO
                                                                                                                        ADVANTAGE
                                                                      VIRTUS VARIABLE INSURANCE TRUST (b)*              VT FUNDS
                                                                 ----------------------------------------------------  -----------
                                                                                                              REAL
                                                                                MULTI-SECTOR    PREMIUM      ESTATE
                                                                 INTERNATIONAL  FIXED INCOME  ALPHASECTOR  SECURITIES   DISCOVERY
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .............................. $           2  $     31,299  $     2,002  $      409  $    (2,916)
  Net realized gain (loss) on investments in portfolio shares ..            --            (2)          --       6,333      126,954
  Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ........................             4       (26,078)       5,977      (3,720)    (205,544)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....             6         5,219        7,979       3,022      (81,506)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
  Net contract purchase payments (including breakage) ..........            --            --          428          (1)      63,920
  Contract redemptions .........................................            (1)          (82)         (14)        (15)    (162,977)
  Net transfers ................................................         6,726       896,820      285,831     110,753      (85,301)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ...........................         6,725       896,738      286,245     110,737     (184,358)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...................         6,731       901,957      294,224     113,759     (265,864)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................            --            --           --          --    1,537,136
----------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ............................ $       6,731  $    901,957  $   294,224  $  113,759  $ 1,271,272
==================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==========================================
  WELLS FARGO ADVANTAGE
   VT FUNDS (CONTINUED)
--------------------------
                  SMALL        COMBINED
OPPORTUNITY     CAP VALUE        TOTAL
--------------------------   -------------

$       487   $      2,103   $  17,880,143

        122             --          30,775
--------------------------   -------------
        365          2,103      17,849,368
--------------------------   -------------

     31,488         11,492       4,827,864

         --             --       1,992,421

         --             --       3,381,961
--------------------------   -------------
     31,488         11,492      10,202,246
--------------------------   -------------

    (62,341)       (34,566)    (44,414,265)
--------------------------   -------------
$   (30,488)  $    (20,971)  $ (16,362,651)
==========================   =============

==========================================
  WELLS FARGO ADVANTAGE
   VT FUNDS (CONTINUED)
--------------------------
                  SMALL        COMBINED
OPPORTUNITY     CAP VALUE        TOTAL
--------------------------   -------------

$       365   $      2,103   $  17,849,368
     31,488         11,492      10,202,246

    (62,341)       (34,566)    (44,414,265)
--------------------------   -------------
    (30,488)       (20,971)    (16,362,651)
--------------------------   -------------

     40,915        234,115     268,343,281
    (11,084)        (2,854)    (70,660,230)
    120,405        (30,647)             --
--------------------------   -------------

    150,236        200,614     197,683,051
--------------------------   -------------
    119,748        179,643     181,320,400
--------------------------   -------------
    250,369        159,770     710,055,834
--------------------------   -------------
$   370,117   $    339,413   $ 891,376,234
==========================   =============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS


YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

(1) GENERAL
      Jefferson National Life Annuity Account G ("Account G") was established on January 18, 1996 by the Jefferson National Life Insurance Company ("Company") and commenced operations on April 29, 1998. The Company is a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC") and on December 30, 2011, a group of investors, along with certain members of management of JNFC, consummated an $83 million management buyout (the "Transaction"), the proceeds of which were used to acquire the outstanding shares of JNFC and contribute $20,660,000 of capital to the Company. Account G is used as a funding vehicle for several flexible premium deferred annuity contracts issued by the Company. The products that are funded through Account G are Monument and Monument Advisor, which are registered under the Securities Act of 1933. Account G is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Monument product was no longer offered effective December 13, 2005.
      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.
      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. Pursuant to the Transaction, the Company is indemnified for certain liabilities by the selling shareholders until December 30, 2014.
      Currently, however, there are no legal proceedings to which Account G is a party or to which the assets of Account G are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account G's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account G.
      The following variable account investment options are available with only certain variable annuities offered through Account G:
THE ALGER PORTFOLIOS
      Capital Appreciation Portfolio
      Large Cap Growth Portfolio
      Mid Cap Growth Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      Dynamic Asset Allocation Portfolio Class B
      Global Thematic Growth Portfolio Class B
      Growth and Income Portfolio Class A
      International Growth Portfolio Class B
      International Value Portfolio Class B
      Small Cap Growth Portfolio Class B
      Small-Mid Cap Value Portfolio Class B
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      Balanced Fund
      Income & Growth Fund
      Inflation Protection Fund
      International Fund
      Large Company Value Fund
      Mid Cap Value Fund
      Ultra Fund
      Value Fund
      Vista Fund
BLACKROCK VARIABLE SERIES FUNDS
      Capital Appreciation Fund
      Equity Dividend Fund
      Global Allocation Fund
      High Yield Fund
      Large Cap Core Fund
      Large Cap Growth Fund
      Large Cap Value Fund
      Total Return Fund
      U.S. Government Bond Fund
COLUMBIA FUNDS VARIABLE SERIES TRUST
      CVP Seligman Global Technology Portfolio
      Select Large-Cap Value Portfolio
      Select Smaller-Cap Value Portfolio
CREDIT SUISSE TRUST
      Commodity Return Strategy Portfolio
DFA INVESTMENTS DIMENSIONS GROUP, INC.
      VA Global Bond Portfolio
      VA International Small Portfolio
      VA International Value Portfolio
      VA Short-Term Fixed Portfolio
      VA U.S. Large Value Portfolio
      VA U.S. Targeted Value Portfolio
DIREXION INSURANCE TRUST
      Dynamic VP HY Bond Fund
THE DREYFUS INVESTMENT PORTFOLIOS
      Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
      International Value Portfolio
EATON VANCE VARIABLE TRUST
      Floating-Rate Income Fund
      Large-Cap Value Fund
FEDERATED INSURANCE SERIES
      High Income Bond Fund II
      Kaufmann Fund II
      Managed Volatility Fund II
FIDELITY VARIABLE INSURANCE PRODUCTS - SERVICE CLASS II
      Balanced Portfolio
      Contrafund Portfolio
      Disciplined Small Cap Portfolio
      Dynamic Capital Appreciation Portfolio
      Equity-Income Portfolio
      Funds Manager 20% Portfolio
      Funds Manager 50% Portfolio
      Funds Manager 60% Portfolio
      Funds Manager 70% Portfolio
      Funds Manager 85% Portfolio
      Growth Portfolio
      Growth & Income Portfolio
      Growth Opportunities Portfolio
      High Income Portfolio
      International Capital Appreciation Portfolio
      Investment Grade Bond Portfolio
      Mid Cap Portfolio
      Overseas Portfolio
      Real Estate Portfolio
      Strategic Income Portfolio
      Value Portfolio
      Value Leaders Portfolio
      Value Strategies Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST - CLASS II
      Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
      Ibbotson Balanced ETF Asset Allocation Portfolio
      Ibbotson Conservative ETF Asset Allocation Portfolio
      Ibbotson Growth ETF Asset Allocation Portfolio
      Ibbotson Income and Growth ETF Asset Allocation Portfolio
FIRST EAGLE VARIABLE FUNDS
      Overseas Variable Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
      Global Real Estate Securities II Fund
      High Income Securities II Fund
      Income Securities II Fund
      Mutual Shares Securities II Fund
      Strategic Income Securities II Fund
      Templeton Global Bond Securities II Fund
      U.S. Government II Fund
GUGGENHEIM VARIABLE INSURANCE FUNDS
      All-Asset Aggressive Strategy Fund
      All-Asset Conservative Strategy Fund
      All-Asset Moderate Strategy Fund
      CLS AdvisorOne Amerigo Fund
      CLS AdvisorOne Clermont Fund
      CLS AdvisorOne Select Allocation Fund
      DWA Flexible Allocation Fund
      DWA Sector Rotation Fund
      Global Managed Futures Strategy Fund
      Multi-Hedge Strategies Fund
      Rydex Banking Fund
      Rydex Basic Materials Fund
      Rydex Biotechnology Fund
      Rydex Commodities Strategy Fund
      Rydex Consumer Products Fund
      Rydex Dow 2X Strategy Fund
      Rydex Electronics Fund
      Rydex Energy Fund
      Rydex Energy Services Fund
      Rydex Europe 1.25X Strategy Fund
      Rydex Financial Services Fund
      Rydex Government Long Bond 1.2X Strategy Fund
      Rydex Health Care Fund
      Rydex Internet Fund
      Rydex Inverse Dow 2X Strategy Fund
      Rydex Inverse Government Long Bond Strategy Fund
      Rydex Inverse Mid-Cap Strategy Fund
      Rydex Inverse NASDAQ-100(R) Strategy Fund
      Rydex Inverse Russell 2000(R) Strategy Fund
      Rydex Inverse S&P 500 Strategy Fund
      Rydex Japan 2X Strategy Fund
      Rydex Leisure Fund
      Rydex Mid Cap 1.5X Strategy Fund
      Rydex NASDAQ-100(R) Fund
      Rydex NASDAQ-100(R) 2X Strategy Fund
      Rydex Nova Fund
      Rydex Precious Metals Fund
      Rydex Real Estate Fund
      Rydex Retailing Fund
      Rydex Russell 2000(R) 1.5X Strategy Fund
      Rydex Russell 2000(R) 2X Strategy Fund
      Rydex S&P 500 2X Strategy Fund
      Rydex S&P 500 Pure Growth Fund
      Rydex S&P 500 Pure Value Fund
      Rydex S&P MidCap 400 Pure Growth Fund
      Rydex S&P MidCap 400 Pure Value Fund
      Rydex S&P SmallCap 600 Pure Growth Fund
      Rydex S&P SmallCap 600 Pure Value Fund
      Rydex Strengthening Dollar 2X Strategy Fund
      Rydex Technology Fund
      Rydex Telecommunications Fund
      Rydex Transportation Fund
      Rydex Utilities Fund
      Rydex Weakening Dollar 2X Strategy Fund
      U.S. Long Short Momentum Fund
      Variable Series All Cap Value Fund
      Variable Series Global Fund
      Variable Series High Yield Fund
      Variable Series Large Cap Concentrated Growth Fund
      Variable Series Large Cap Core Fund
      Variable Series Large Cap Value Fund
      Variable Series Managed Asset Allocation Fund
      Variable Series Mid Cap Growth Fund
      Variable Series Small Cap Growth Fund
      Variable Series Small Cap Value Fund
      Variable Series U.S. Intermediate Bond Fund
HATTERAS FUNDS
      Alpha Hedged Strategies Portfolio
INVESCO VARIABLE INSURANCE FUNDS
      Balanced-Risk Allocation Fund Series II
      Core Equity Fund Series I
      Diversified Dividend Fund Series I
      Global Health Care Fund Series I
      Global Real Estate Fund Series I
      Government Securities Fund Series I
      High Yield Fund Series I
      International Growth Fund Series I
      Mid Cap Core Equity Fund Series II
      Money Market Fund I
      Technology Fund Series I
      Van Kampen Comstock Fund Series I
      Van Kampen Equity and Income Fund Series I
      Van Kampen Growth and Income Fund Series I
      Van Kampen Value Opportunities Fund Series II
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.
      Asset Strategy Portfolio
      Balanced Portfolio
      Bond Portfolio
      Dividend Opportunities Portfolio
      Energy Portfolio
      Global Bond Portfolio
      Global Natural Resources Portfolio
      Growth Portfolio
      High Income Portfolio
      Mid Cap Growth Portfolio
      Science and Technology Portfolio
      Value Portfolio
JANUS ASPEN SERIES - INSTITUTIONAL SHARES
      Balanced Portfolio
      Enterprise Portfolio
      Forty Portfolio
      Janus Portfolio
      Overseas Portfolio
      Perkins Mid Cap Value Portfolio
      Worldwide Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

JANUS ASPEN SERIES - SERVICE SHARES
      Flexible Bond Portfolio
      Global Technology Portfolio
      Moderate Allocation Portfolio
      Protected Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
      Emerging Markets Equity Portfolio
      International Equity Portfolio
      Multi-Asset Targeted Volatility Portfolio
      US Small-Mid Cap Equity Portfolio
      US Strategic Equity Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
      ClearBridge Aggressive Growth Portfolio
      ClearBridge Equity Income Builder Portfolio
      ClearBridge Fundamental All Cap Value Portfolio ClearBridge Large Cap Growth Portfolio
      ClearBridge Small Cap Growth Portfolio
      Dynamic Multi-Strategy Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST
      Western Asset Global High Yield Bond Portfolio
      Western Asset Strategic Bond Portfolio
LORD ABBETT SERIES FUND, INC.
      Bond Debenture Portfolio
      Capital Structure Portfolio
      Classic Stock Portfolio
      Growth and Income Portfolio
      International Opportunities Portfolio
MERGER FUND VL
NATIONWIDE VARIABLE INSURANCE TRUST
      Bond Index Fund
      International Index Fund
      Mid Cap Index Fund
      S&P 500 Index Fund
      Small Cap Index Fund
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Large Cap Value Portfolio
      Mid-Cap Growth Portfolio
      Mid Cap Intrinsic Value Portfolio
      Short Duration Bond Portfolio
      Small-Cap Growth Portfolio
      Socially Responsive Portfolio
NORTHERN LIGHTS VARIABLE TRUST
      Adaptive Allocation Portfolio
      BCM Decathlon Aggressive Portfolio Class 2
      BCM Decathlon Conservative Portfolio Class 2
      BCM Decathlon Moderate Portfolio Class 2
      Changing Parameters Portfolio
      Innealta Country Rotation Portfolio Class 2
      Innealta Sector Rotation Portfolio Class 2
      JNF Balanced Portfolio
      JNF Equity Portfolio
      Mariner Hyman Beck Portfolio Class 2
      Power Income Portfolio Class 2
      TOPS Aggressive Growth ETF Portfolio (Class 1 & 2) TOPS Balanced ETF Portfolio (Class 1 & 2)
      TOPS Capital Preservation ETF Portfolio (Class 1 & 2) TOPS Growth ETF Portfolio (Class 1 & 2)
      TOPS Moderate Growth ETF Portfolio (Class 1 & 2)
      TOPS Protected Balance ETF Portfolio (Class 1 & 2) TOPS Protected Growth ETF Portfolio (Class 1 & 2)
      TOPS Protected Moderate Growth Portfolio (Class 1 & 2) OPPENHEIMER VARIABLE ACCOUNT FUNDS
      Balanced Fund
      Core Bond Fund
      Global Securities Fund
      Global Strategic Income Fund
      International Growth Fund
      Main Street(R) Fund
      Value Fund
PIMCO VARIABLE INSURANCE TRUST
      All Asset Portfolio
      CommodityRealReturn Strategy Portfolio
      Emerging Markets Bond Portfolio
      Foreign Bond Unhedged Portfolio
      Foreign Bond US Dollar-Hedged Portfolio
      Global Advantage Strategy Bond Portfolio
      Global Bond Unhedged Portfolio
      Global Diversified Allocation Portfolio
      Global Multi-Asset Portfolio
      High Yield Portfolio
      Long-Term US Government Portfolio
      Low Duration Portfolio
      Real Return Portfolio
      Short-Term Portfolio
      Total Return Portfolio
      Unconstrained Bond Portfolio
PIONEER VARIABLE CONTRACTS TRUST - CLASS II
      Bond Portfolio
      Emerging Markets Portfolio
      Equity Income Portfolio
      Fund Portfolio
      Fundamental Value Portfolio
      High Yield Portfolio
      Mid Cap Value Portfolio
      Strategic Income Portfolio
PROFUNDS VP
      Access VP High Yield Fund
      Asia 30 Fund
      Banks Fund
      Basic Materials Fund
      Bear Fund
      Biotechnology Fund
      Bull Fund
      Consumer Goods Fund
      Consumer Services Fund
      Emerging Markets Fund
      Europe 30 Fund
      Falling U.S. Dollar Fund
      Financials Fund
      Health Care Fund
      Industrials Fund
      International Fund
      Internet Fund
      Japan Fund
      Large-Cap Growth Fund
      Large-Cap Value Fund
      Mid-Cap Fund
      Mid-Cap Growth Fund
      Mid-Cap Value Fund
      Money Market Fund
      NASDAQ-100 Fund
      Oil & Gas Fund
      Pharmaceuticals Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

PROFUNDS VP (CONTINUED)
      Precious Metals Fund
      Real Estate Fund
      Rising Rates Opportunity Fund
      Semiconductor Fund
      Short Emerging Markets Fund
      Short International Fund
      Short Mid-Cap Fund
      Short NASDAQ-100 Fund
      Short Small-Cap Fund
      Small Cap Fund
      Small-Cap Growth Fund
      Small-Cap Value Fund
      Technology Fund
      Telecommunications Fund
      U.S. Government Plus Fund
      UltraBull Fund
      UltraMid-Cap Fund
      UltraNASDAQ-100 Fund
      UltraShort NASDAQ-100 Fund
      UltraSmall-Cap Fund
      Utilities Fund
PUTNAM VARIABLE TRUST
      Absolute Return 500 Fund
      American Government Income Fund
      Diversified Income Fund
      Equity Income Fund
      Global Asset Allocation Fund
      High Yield Fund
      Income Fund
      Investors Fund
      Multi-Cap Value Fund
      Voyager Fund
ROYCE CAPITAL FUND
      Micro-Cap Portfolio
      Small-Cap Portfolio
RUSSELL INVESTMENT FUNDS
      Aggressive Equity Fund
      Balanced Strategy Fund
      Conservative Strategy Fund
      Core Bond Fund
      Equity Growth Strategy Fund
      Global Real Estate Securities Fund
      Growth Strategy Fund
      Moderate Strategy Fund
      Multi-Style Equity Fund
      Non U.S. Fund
T. ROWE PRICE EQUITY SERIES, INC.
      Blue Chip Growth Portfolio II
      Equity Income Portfolio II
      Health Sciences Portfolio II
T. ROWE PRICE FIXED INCOME SERIES, INC.
      Limited-Term Bond Portfolio II
THIRD AVENUE VARIABLE SERIES TRUST
      Value Portfolio
TIMOTHY PLAN VARIABLE SERIES
      Conservative Growth Portfolio
      Strategic Growth Portfolio
VAN ECK VIP TRUST
      Emerging Markets Fund
      Global Bond Fund
      Global Hard Assets Fund
      Multi-Manager Alternatives Fund
VANGUARD VARIABLE INSURANCE FUND
      Balanced Portfolio
      Capital Growth Portfolio
      Diversified Value Portfolio
      Equity Income Portfolio
      Equity Index Portfolio
      Growth Portfolio
      High Yield Bond Portfolio
      International Portfolio
      Mid-Cap Index Portfolio
      REIT Index Portfolio
      Short-Term Investment Grade Portfolio
      Small Company Growth Portfolio
      Total Bond Market Index Portfolio
      Total Stock Market Index Portfolio
VARIABLE INSURANCE TRUST
      Vice Fund
VIRTUS VARIABLE INSURANCE TRUST
      International Series
      Multi-Sector Fixed Income Series
      Premium AlphaSector Series
      Real Estate Securities Series
WELLS FARGO ADVANTAGE VT FUNDS
      Discovery Fund
      Opportunity Fund
      Small Cap Value Fund
WILSHIRE VARIABLE INSURANCE TRUST
      2015 ETF Fund
      2025 ETF Fund
      2035 ETF Fund
      Balanced Fund
      Equity Fund
      Income Fund
      International Equity Fund
      Small Cap Growth Fund
      Socially Responsible Fund

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
      The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
NEW ACCOUNTING PRONOUNCEMENTS
      In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-11, "Disclosures about Offsetting Assets and Liabilities," which requires additional disclosures about balance sheet offsetting. ASU 2011-11 will require enhanced quantitative disclosures that will enable users to evaluate the effect of netting arrangements on an entity's statement of assets and liabilities, including the effect of rights of setoff associated with certain financial and derivative instruments.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

Management is evaluating the impact of adopting this new standard, which will be effective for annual periods beginning on or after January 1, 2013.
      In May 2011, the FASB issued ASU No. 2011-4, Fair Value Measurement (Topic
820). The ASU generally aligns the principles for fair value measurements and the related disclosure requirements under GAAP and International Financial Reporting Standards. ASU 2011-4 changes certain fair value measurement principles and enhances the disclosure requirements, particularly for Level 3 fair value measurements. The amendment is effective on a prospective basis for interim and annual reporting periods beginning after December 15, 2011. Account G's adoption of this standard in 2012 did not have a material impact on the Account G's financial statements.
INVESTMENT VALUATION, TRANSACTIONS AND INCOME
      Investments in portfolio shares are valued at fair value using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income and realized gain distributions are recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account G does not hold any investments that are restricted as to resale.
      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account G as of the beginning of the valuation period.
FEDERAL INCOME TAXES
      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account G are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account G and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.
ANNUITY RESERVES
      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.
      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets. NET TRANSFERS
      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.
BREAKAGE
      Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in gains of $3,739 and $59,057 for the years ended December 31, 2012 and 2011, respectively.

(3)   FINANCIAL INSTRUMENTS AND FAIR VALUE
      Account G values all investments at fair value. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that market participants would use in pricing the investment based on available market data. Unobservable inputs are inputs that reflect Account G's assumptions about the factors market participants would use in valuing the investment based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

      -  Level 1-  Valuations based on quoted prices in active markets for identical investments.

      -  Level 2-  Valuations based on (i) quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly; (ii) quoted prices for similar investments in active markets; and (iii) inputs other than quoted prices that are observable or inputs derived from or corroborated by market data for substantially the full term of the investment.

      -  Level 3-  Valuations based on inputs that are unobservable, supported by little or no market activity, and that are significant to the overall fair value measurement.

      The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, such as, the type of product, whether the product is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.
      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. Account G includes these prices in the amounts disclosed in Level 2 of the hierarchy.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================

      The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                             FAIR VALUE MEASUREMENTS USING
---------------------------------------------------------------------------------------
                                          Quoted
                                         prices in      Significant
                                       Active Markets      Other          Significant
                                       for Identical    Observable       Unobservable
                      Total As of         Assets           Inputs           Inputs
                      12/31/2012         (Level 1)        (Level 2)        (Level 3)
---------------------------------------------------------------------------------------
Assets:
---------------------------------------------------------------------------------------
  Mutual Funds:
    Alternative      $       229,733   $    --          $      229,733   $       --
---------------------------------------------------------------------------------------
    Balanced             153,530,738        --             153,530,738           --
---------------------------------------------------------------------------------------
    Bond                 586,653,478        --             586,653,478           --
---------------------------------------------------------------------------------------
    Money Market         122,254,472        --             122,254,472           --
---------------------------------------------------------------------------------------
    Stock                445,166,646        --             445,166,646           --
---------------------------------------------------------------------------------------
                     $ 1,307,835,067        --          $1,307,835,067           --
                     ==================================================================

CAPTION>
                  FAIR VALUE USING NAV PER SHARE AS OF DECEMBER 31, 2012
---------------------------------------------------------------------------------------
                                                              Redemption      Other
                    Fair Value       Unfunded    Redemption     Notice      redemption
Investment          using NAV       commitment   frequency      Period*    restrictions
---------------------------------------------------------------------------------------
Mutual Funds:
 Alternative     $        229,733       N/A       Daily       0 - 90 days     None
---------------------------------------------------------------------------------------
 Balanced             153,530,738       N/A       Daily       0 - 90 days     None
---------------------------------------------------------------------------------------
 Bond                 586,653,478       N/A       Daily       None            None
---------------------------------------------------------------------------------------
 Money Market         122,254,472       N/A       Daily       7 days          None
---------------------------------------------------------------------------------------
 Stock                445,166,646       N/A       Daily       0 - 90 days     None
---------------------------------------------------------------------------------------
                 $  1,307,835,067
                 ======================================================================

*     Varies by fund

(4)   PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES
      The aggregate cost of purchases of investments in portfolio shares was $3,598,974,848 and $3,237,251,283 for the years ended December 31, 2012 and
2011, respectively. The aggregate proceeds from sales of investments in portfolio shares were $3,238,845,440 and $3,016,344,685 for the years ended December 31, 2012 and 2011, respectively.

(5)   DEDUCTIONS AND EXPENSES
      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.
      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.
      The Company deducts a monthly subscription charge of $20.00 to issue and administer each Monument Advisor contract. These fees were $1,213,712 and $935,960 for the years ended December 31, 2012 and 2011, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.
      The Company deducts a total daily charge from the total investments of the Monument product, which is equivalent to an effective annual rate of 1.30 percent of the daily total net assets, consisting of the 1.15 percent for the mortality and expense risks and .15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. These fees were $14,312 and $27,236 for the years ended December 31, 2012 and 2011, respectively. The administrative expenses were $1,867 and $3,539 for the years ended December 31, 2012 and 2011, respectively.
      Pursuant to an agreement between Account G for the Monument product and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. These sales and administrative charges were $856 and $809 for the years ended December 31, 2012 and 2011, respectively.
      The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $179,403 and $131,563 for the years ended December 31, 2012 and 2011, respectively.
      Account G also offers, for an additional charge in the Monument Advisor product, an optional guaranteed minimum death benefit rider which provides a benefit at death if the contract value is less than the total purchase payments less partial withdrawals. These charges were $56,056 and $29,585 for the years ended December 31, 2012 and 2011, respectively. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

(6)   FINANCIAL HIGHLIGHTS
      The following table discloses total returns, investment income and expense ratios for each offered fund in Account G.
      The total return is presented using the minimum (Monument Advisor) and maximum (Monument) expense ratio unit values and is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.
      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.
      Investments under the Monument product totaled 34 contracts, comprising net assets of $1.186 million as of December 31, 2012, which are not deemed to be significant, and therefore, have not been presented separately in the financial highlights except where noted.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

======================================================================================================
                                      AS OF DECEMBER 31 (UNLESS NOTED)
                                   ------------------------------------
         FUND DESCRIPTION           UNITS                    NET ASSETS           INVESTMENT
-------------------------------    -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR PRODUCT                     (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
 Capital Appreciation Portfolio
   2012 Total .................      260                     $    5,589             1.09%
        Monument Advisor ......       --        $ 21.41              --   18.35%      --           N/A
        Monument ..............       --          34.11              --   16.78%      --          1.30%
   2011 Total .................      222                          4,055             0.11%
        Monument Advisor ......       --          18.09              --   -0.33%      --           N/A
        Monument ..............       --          29.21              --   -1.62%      --          1.30%
   2010 Total .................      113                          2,095             0.37%
        Monument Advisor ......       --          18.15              --   14.01%      --           N/A
        Monument ..............       --          29.69              --   12.59%      --          1.30%
   2009 Total .................      113                          1,833             0.00%
        Monument Advisor ......       --          15.92              --   51.19%      --           N/A
        Monument ..............       --          26.37              --   49.15%      --          1.30%
   2008 Total .................       68                            739             0.00%
        Monument Advisor ......       --          10.53              --  -45.16%      --           N/A
        Monument ..............       --          17.68              --  -45.85%      --          1.30%
 Large Cap Growth Portfolio
   2012 Total .................      106                          1,566             1.43%
        Monument Advisor ......       --          14.70              --    9.87%      --           N/A
        Monument ..............       --          19.60              --    8.47%      --          1.30%
   2011 Total .................       75                          1,005             1.03%
        Monument Advisor ......       --          13.38              --   -0.30%      --           N/A
        Monument ..............       --          18.07              --   -1.63%      --          1.30%
   2010 Total .................       73                            984             0.83%
        Monument Advisor ......       --          13.42              --   13.34%      --           N/A
        Monument ..............       --          18.37              --   11.94%      --          1.30%
   2009 Total .................       94                          1,124             0.60%
        Monument Advisor ......       --          11.84              --   47.63%      --           N/A
        Monument ..............       --          16.41              --   45.61%      --          1.30%
   2008 Total .................      108                            870             0.20%
        Monument Advisor ......       --           8.02              --  -46.17%      --           N/A
        Monument ..............       --          11.27              --  -46.84%      --          1.30%
 Mid Cap Growth Portfolio
   2012 Total .................       35                            516             0.00%
        Monument Advisor ......       --          13.85              --   16.19%      --           N/A
        Monument ..............       --          26.00              --   14.74%      --          1.30%
   2011 Total .................       44                            548             0.31%
        Monument Advisor ......       --          11.92              --   -8.31%      --           N/A
        Monument ..............       --          22.66              --   -9.47%      --          1.30%
   2010 Total .................       92                          1,247             0.00%
        Monument Advisor ......       --          13.00              --   19.38%      --           N/A
        Monument ..............       --          25.03              --   17.84%      --          1.30%
   2009 Total .................      100                          1,150             0.00%
        Monument Advisor ......       --          10.89              --   51.67%      --           N/A
        Monument ..............       --          21.24              --   49.68%      --          1.30%
   2008 Total .................       25                            223             0.16%
        Monument Advisor ......       --           7.18              --  -58.33%      --           N/A
        Monument ..............       --          14.19              --  -58.88%      --          1.30%
 Small Cap Growth Portfolio
   2012 Total .................       15                            282             0.00%
        Monument Advisor ......       --          18.97              --   12.45%      --           N/A
        Monument ..............       --          18.84              --   11.02%      --          1.30%
   2011 Total .................       15                            253             0.00%
        Monument Advisor ......       --          16.87              --   -3.16%      --           N/A
        Monument ..............       --          16.97              --   -4.39%      --          1.30%
   2010 Total .................       18                            319             0.00%
        Monument Advisor ......       --          17.42              --   25.32%      --           N/A
        Monument ..............       --          17.75              --   23.69%      --          1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================================================
                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                            ------------------------------------
             FUND DESCRIPTION               UNITS                     NET ASSETS           INVESTMENT
------------------------------------------  ------        UNIT        ----------  TOTAL      INCOME     EXPENSE
   YEAR  PRODUCT                            (000S)       VALUE           (000S)   RETURN      RATIO      RATIO
----------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS: (continued)
 Small Cap Growth Portfolio (continued)
   2009  Total ...........................    24                       $    333               0.00%
         Monument Advisor ................    --        $  13.90             --    45.40%       --         N/A
         Monument ........................    --           14.35             --    43.64%       --        1.30%
   2008  Total ...........................    29                            280               0.00%
         Monument Advisor ................    --            9.56             --   -46.56%       --         N/A
         Monument ........................    --            9.99             --   -47.31%       --        1.30%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.:
 Dynamic Asset Allocation Portfolio
   2012  Total ...........................    --                              4               0.00%
         Monument Advisor ................    --           10.47             --     4.49%       --         N/A
         Inception November 16 ...........                 10.02
 Global Thematic Growth Portfolio
   2012  Total ...........................    32                            288               0.00%
         Monument Advisor ................    --            9.06             --    13.25%       --         N/A
   2011  Total ...........................     8                             63               0.34%
         Monument Advisor ................    --            8.00             --   -23.44%       --         N/A
   2010  Total ...........................    --                             --               0.00%
         Monument Advisor ................    --           10.45             --     4.40%       --         N/A
         Inception Nov 19 ................    --           10.01             --      N/A       N/A         N/A
 Growth and Income Portfolio
   2012  Total ...........................   173                          2,057               1.45%
         Monument Advisor ................    --           11.89             --    17.49%       --         N/A
         Monument ........................    --           13.43             --    15.98%       --        1.30%
   2011  Total ...........................    80                            807               1.48%
         Monument Advisor ................    --           10.12             --     6.30%       --         N/A
         Monument ........................    --           11.58             --     4.99%       --        1.30%
   2010  Total ...........................    42                            400               0.00%
         Monument Advisor ................    --            9.52             --    13.20%       --         N/A
         Monument ........................    --           11.03             --    11.64%       --        1.30%
   2009  Total ...........................    45                            375               4.70%
         Monument Advisor ................    --            8.41             --    20.83%       --         N/A
         Monument ........................    --            9.88             --    19.18%       --        1.30%
   2008  Total ...........................    35                            246               2.52%
         Monument Advisor ................    --            6.96             --   -40.66%       --         N/A
         Monument ........................    --            8.29             --   -41.37%       --        1.30%
 International Growth Portfolio
   2012  Total ...........................    86                            693               1.50%
         Monument Advisor ................    --            8.04             --    15.19%       --         N/A
   2011  Total ...........................    77                            534               2.67%
         Monument Advisor ................    --            6.98             --   -16.00%       --         N/A
   2010  Total ...........................    64                            534               1.91%
         Monument Advisor ................    --            8.31             --    12.60%       --         N/A
   2009  Total ...........................    46                            340               4.58%
         Monument Advisor ................    --            7.38             --    39.25%       --         N/A
   2008  Total ...........................    22                            115               0.00%
         Monument Advisor ................    --            5.30             --   -47.47%       --         N/A
         Inception May 1 .................    --           10.09             --      N/A       N/A         N/A
 International Value Portfolio
   2012  Total ...........................    77                            483               1.61%
         Monument Advisor ................    --            6.25             --    14.26%       --         N/A
   2011  Total ...........................    60                            327               4.15%
         Monument Advisor ................    --            5.47             --   -19.44%       --         N/A
   2010  Total ...........................    54                            368               2.80%
         Monument Advisor ................    --            6.79             --     4.30%       --         N/A
   2009  Total ...........................    34                            224               0.92%
         Monument Advisor ................    --            6.51             --    34.50%       --         N/A
   2008  Total ...........................    70                            340               0.00%
         Monument Advisor ................    --            4.84             --   -51.98%       --         N/A
         Inception May 1 .................    --           10.08             --      N/A       N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================================================
                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                            ------------------------------------
             FUND DESCRIPTION               UNITS                     NET ASSETS           INVESTMENT
------------------------------------------  ------        UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                            (000S)        VALUE         (000S)    RETURN      RATIO     RATIO
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.: (continued)
 Small Cap Growth Portfolio
   2012  Total ............................  112                      $   1,595               0.00%
         Monument Advisor .................   --        $  14.23             --    14.76%       --         N/A
   2011  Total ............................  117                          1,448               0.00%
         Monument Advisor .................   --           12.40             --     4.20%       --         N/A
   2010  Total ............................   47                            560               0.00%
         Monument Advisor .................   --           11.90             --    36.47%       --         N/A
   2009  Total ............................    4                             35               0.00%
         Monument Advisor .................   --            8.72             --    41.33%       --         N/A
   2008  Total ............................    4                             22               0.00%
         Monument Advisor .................   --            6.17             --   -39.09%       --         N/A
         Inception May 1 ..................   --           10.13             --      N/A       N/A         N/A
 Small-Mid Cap Value Portfolio ............
   2012  Total ............................  266                          3,567               0.29%
         Monument Advisor .................   --           13.41             --    18.46%       --         N/A
   2011  Total ............................  265                          3,002               0.25%
         Monument Advisor .................   --           11.32             --    -8.64%       --         N/A
   2010  Total ............................  208                          2,575               0.27%
         Monument Advisor .................   --           12.39             --    26.56%       --         N/A
   2009  Total ............................  117                          1,146               0.76%
         Monument Advisor .................   --            9.79             --    42.71%       --         N/A
   2008  Total ............................   97                            667               0.35%
         Monument Advisor .................   --            6.86             --   -35.77%       --         N/A
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
 Balanced Fund
   2012  Total ............................  133                          1,971               2.24%
         Monument Advisor .................   --           14.82             --    11.76%       --         N/A
   2011  Total ............................   70                            932               1.85%
         Monument Advisor .................   --           13.26             --     5.32%       --         N/A
   2010  Total ............................   78                            982               1.83%
         Monument Advisor .................   --           12.59             --    11.71%       --         N/A
   2009  Total ............................  101                          1,134               4.53%
         Monument Advisor .................   --           11.27             --    15.47%       --         N/A
   2008  Total ............................   77                            754               3.23%
         Monument Advisor .................   --            9.76             --   -20.33%       --         N/A
 Income & Growth Fund .....................
   2012  Total ............................  340                          4,471               2.56%
         Monument Advisor .................   --           13.15             --    14.75%       --         N/A
         Monument .........................   --           13.13             --    13.19%       --        1.30%
   2011  Total ............................   67                            774               1.47%
         Monument Advisor .................   --           11.46             --     3.06%       --         N/A
         Monument .........................   --           11.60             --     1.84%       --        1.30%
   2010  Total ............................   68                            753               1.60%
         Monument Advisor .................   --           11.12             --    14.17%       --         N/A
         Monument .........................   --           11.39             --    12.66%       --        1.30%
   2009  Total ............................   55                            531               4.85%
         Monument Advisor .................   --            9.74             --    18.06%       --         N/A
         Monument .........................   --           10.11             --    16.61%       --        1.30%
   2008  Total ............................   82                            673               2.02%
         Monument Advisor .................   --            8.25             --   -34.58%       --         N/A
         Monument .........................   --            8.67             --   -35.44%       --        1.30%
 Inflation Protection Fund
   2012  Total ............................  428                          6,569               2.47%
         Monument Advisor .................   --           15.33             --     7.35%       --         N/A
         Monument .........................   --           14.71             --     5.98%       --        1.30%
   2011  Total ............................  409                          5,838               3.77%
         Monument Advisor .................   --           14.28             --    11.74%       --         N/A
         Monument .........................   --           13.88             --    10.33%       --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================================================
                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                            ------------------------------------
             FUND DESCRIPTION               UNITS                     NET ASSETS           INVESTMENT
------------------------------------------  ------        UNIT        ----------  TOTAL      INCOME     EXPENSE
     YEAR  PRODUCT                          (000S)       VALUE          (000S)    RETURN      RATIO      RATIO
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
(continued)
 Inflation Protection Fund (continued)
     2010  Total ..........................    334                    $   4,263               1.61%
           Monument Advisor ...............     --      $  12.78             --     5.10%       --        N/A
           Monument .......................     --         12.58             --     3.71%       --       1.30%
     2009  Total ..........................    246                        2,995               1.98%
           Monument Advisor ...............     --         12.16             --    10.24%       --        N/A
           Monument .......................     --         12.13             --     8.89%       --       1.30%
     2008  Total ..........................    131                        1,446               4.59%
           Monument Advisor ...............     --         11.03             --    -1.61%       --        N/A
           Monument .......................     --         11.14             --    -2.88%       --       1.30%
 International Fund
     2012  Total ..........................    116                        1,783               0.76%
           Monument Advisor ...............     --         15.33             --    21.19%       --        N/A
           Monument .......................     --         13.27             --    19.55%       --       1.30%
     2011  Total ..........................     88                        1,110               1.22%
           Monument Advisor ...............     --         12.65             --   -12.09%       --        N/A
           Monument .......................     --         11.10             --   -13.15%       --       1.30%
     2010  Total ..........................     64                          919               2.32%
           Monument Advisor ...............     --         14.39             --    13.31%       --        N/A
           Monument .......................     --         12.78             --    11.81%       --       1.30%
     2009  Total ..........................     50                          631               2.60%
           Monument Advisor ...............     --         12.70             --    33.83%       --        N/A
           Monument .......................     --         11.43             --    31.99%       --       1.30%
     2008  Total ..........................     84                          799               0.88%
           Monument Advisor ...............     --          9.49             --   -44.86%       --        N/A
           Monument .......................     --          8.66             --   -45.53%       --       1.30%
 Large Company Value Fund
     2012  Total ..........................     63                          581               2.02%
           Monument Advisor ...............     --          9.30             --    16.40%       --        N/A
     2011  Total ..........................     47                          377               2.05%
           Monument Advisor ...............     --          7.99             --     1.14%       --        N/A
     2010  Total ..........................     13                          101               1.35%
           Monument Advisor ...............     --          7.90             --    10.96%       --        N/A
     2009  Total ..........................     17                          119               4.68%
           Monument Advisor ...............     --          7.12             --    20.07%       --        N/A
     2008  Total ..........................     11                           68               1.59%
           Monument Advisor ...............     --          5.93             --   -37.32%       --        N/A
 Mid Cap Value Fund
     2012  Total ..........................    364                        5,272               2.12%
           Monument Advisor ...............     --         14.47             --    16.32%       --        N/A
     2011  Total ..........................    125                        1,557               1.50%
           Monument Advisor ...............     --         12.44             --    -0.64%       --        N/A
     2010  Total ..........................     47                          586               3.01%
           Monument Advisor ...............     --         12.52             --    19.24%       --        N/A
     2009  Total ..........................     --                           --               0.00%
           Monument Advisor ...............     --         10.50             --     5.11%       --        N/A
           Inception Nov 20 ...............     --          9.99             --      N/A       N/A        N/A
 Ultra Fund
     2012  Total ..........................     55                          669               0.00%
           Monument Advisor ...............     --         12.24             --    13.86%       --        N/A
     2011  Total ..........................    116                        1,251               0.00%
           Monument Advisor ...............     --         10.75             --     1.13%       --        N/A
     2010  Total ..........................     14                          151               0.93%
           Monument Advisor ...............     --         10.63             --    16.05%       --        N/A
     2009  Total ..........................      2                           23               0.32%
           Monument Advisor ...............     --          9.16             --    34.51%       --        N/A
     2008  Total ..........................     80                          542               0.00%
           Monument Advisor ...............     --          6.81             --   -41.49%       --        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================================================
                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                            ------------------------------------
             FUND DESCRIPTION               UNITS                     NET ASSETS           INVESTMENT
------------------------------------------  ------        UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR    PRODUCT                          (000S)        VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
(continued)
 Value Fund
   2012    Total ..........................    187                    $   2,617                 1.91%
           Monument Advisor ...............     --      $  13.99             --   14.58%          --      N/A
           Monument .......................     --         18.01             --   13.06%          --     1.30%
   2011    Total ..........................    195                        2,386                 2.02%
           Monument Advisor ...............     --         12.21             --    0.99%          --      N/A
           Monument .......................     --         15.93             --   -0.25%          --     1.30%
   2010    Total ..........................    181                        2,187                 2.27%
           Monument Advisor ...............     --         12.09             --   13.41%          --      N/A
           Monument .......................     --         15.97             --   11.91%          --     1.30%
   2009    Total ..........................    151                        1,615                 5.22%
           Monument Advisor ...............     --         10.66             --   19.91%          --      N/A
           Monument .......................     --         14.27             --   18.33%          --     1.30%
   2008    Total ..........................    108                          970                 2.15%
           Monument Advisor ...............     --          8.89             --  -26.77%          --      N/A
           Monument .......................     --         12.06             --  -27.70%          --     1.30%
 Vista Fund
   2012    Total ..........................      6                           63                 0.00%
           Monument Advisor ...............     --         10.36             --   15.63%          --      N/A
   2011    Total ..........................     20                          179                 0.00%
           Monument Advisor ...............     --          8.96             --   -7.91%          --      N/A
   2010    Total ..........................     96                          938                 0.00%
           Monument Advisor ...............     --          9.73             --   23.95%          --      N/A
   2009    Total ..........................      4                           34                 0.00%
           Monument Advisor ...............     --          7.85             --   22.46%          --      N/A
   2008    Total ..........................     10                           67                 0.00%
           Monument Advisor ...............     --          6.41             --  -48.64%          --      N/A
BLACKROCK VARIABLE SERIES FUNDS:
 Capital Appreciation Fund ................
   2012    Total ..........................      6                           70                 1.05%
           Monument Advisor ...............     --         11.42             --   13.63%          --      N/A
   2011    Total ..........................     --                           --                 0.00%
           Monument Advisor ...............     --         10.05             --    1.01%          --      N/A
           Inception November 18 ..........     --          9.95             --     N/A          N/A      N/A
 Equity Dividend Fund
   2012    Total ..........................    240                        2,812                 2.70%
           Monument Advisor ...............     --         11.70             --   11.85%          --      N/A
   2011    Total ..........................     43                          448                 6.81%
           Monument Advisor ...............     --         10.46             --    4.50%          --      N/A
           Inception November 18 ..........     --         10.01             --     N/A          N/A      N/A
 Global Allocation Fund
   2012    Total ..........................    247                        2,711                 2.74%
           Monument Advisor ...............     --         10.99             --   10.01%          --      N/A
   2011    Total ..........................     21                          210                 5.08%
           Monument Advisor ...............     --          9.99             --    0.00%          --      N/A
           Inception November 18 ..........     --          9.99             --     N/A          N/A      N/A
 High Yield Fund
   2012    Total ..........................  1,341                       14,898                 5.45%
           Monument Advisor ...............     --         11.11             --   10.66%          --      N/A
           Inception February 3                            10.04
 Large Cap Core Fund
   2012    Total ..........................      4                           51                 5.26%
           Monument Advisor ...............     --         11.62             --   12.38%          --      N/A
   2011    Total ..........................     --                           --                 0.00%
           Monument Advisor ...............     --         10.34             --    3.50%          --      N/A
           Inception November 18 ..........     --          9.99             --     N/A          N/A      N/A
 Large Cap Growth Fund
   2012    Total ..........................     16                          191                 3.42%
           Monument Advisor ...............     --         11.81             --   14.77%          --      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================================================
                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                            ------------------------------------
             FUND DESCRIPTION               UNITS                     NET ASSETS           INVESTMENT
------------------------------------------  ------        UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                            (000S)        VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS: (continued)
 Large Cap Growth Fund (continued)
   2011  Total ............................   --                      $      --                 0.00%
         Monument Advisor .................   --        $  10.29             --     3.21%         --      N/A
         Inception November 18 ............   --            9.97             --      N/A         N/A      N/A
 Large Cap Value Fund
   2012  Total ............................    5                             63                 1.02%
         Monument Advisor .................   --           11.85             --    13.29%         --      N/A
   2011  Total ............................   --                             --                 0.00%
         Monument Advisor .................   --           10.46             --     4.29%         --      N/A
         Inception November 18 ............   --           10.03             --      N/A         N/A      N/A
 Total Return Fund
   2012  Total ............................   33                            345                 3.23%
         Monument Advisor .................   --           10.51             --     5.10%         --      N/A
   2011  Total ............................   --                             --                 0.00%
         Monument Advisor .................   --           10.00             --     0.20%         --      N/A
         Inception November 18 ............   --            9.98             --      N/A         N/A      N/A
 U.S. Government Bond Fund
   2012  Total ............................    3                             29                 2.06%
         Monument Advisor .................   --           10.12             --     1.61%         --      N/A
         Inception February 3 .............                 9.96
COLUMBIA FUNDS VARIABLE SERIES TRUST:
 CVP Seligman Global Technology Portfolio
   2012  Total ............................  137                          2,496                 0.00%
         Monument Advisor .................   --           18.27             --     7.03%         --      N/A
         Monument .........................   --            7.07             --     5.52%         --     1.30%
   2011  Total ............................   52                            867                 0.00%
         Monument Advisor .................   --           17.07             --    -6.05%         --      N/A
         Monument .........................   --            6.70             --    -7.20%         --     1.30%
   2010  Total ............................   41                            731                 0.00%
         Monument Advisor .................   --           18.17             --    15.07%         --      N/A
         Monument .........................   --            7.22             --    13.52%         --     1.30%
   2009  Total ............................   41                            633                 0.00%
         Monument Advisor .................   --           15.79             --    62.11%         --      N/A
         Monument .........................   --            6.36             --    60.20%         --     1.30%
   2008  Total ............................    8                             77                 0.00%
         Monument Advisor .................   --            9.74             --   -40.39%         --      N/A
         Monument .........................   --            3.97             --   -41.19%         --     1.30%
 Select Large-Cap Value Portfolio
   2012  Total ............................  162                          1,757                 0.00%
         Monument Advisor .................   --           10.87             --    18.54%         --      N/A
   2011  Total ............................  125                          1,147                 0.00%
         Monument Advisor .................   --            9.17             --    -8.39%         --      N/A
         Inception March 14 ...............   --           10.01             --      N/A         N/A      N/A
 Select Smaller-Cap Value Portfolio
   2012  Total ............................   47                            491                 0.00%
         Monument Advisor .................   --           10.39             --    17.93%         --      N/A
   2011  Total ............................    9                             77                 0.00%
         Monument Advisor .................   --            8.81             --   -11.19%         --      N/A
         Inception March 14 ...............   --            9.92             --      N/A         N/A      N/A
CREDIT SUISSE TRUST:
 Commodity Return Strategy Fund
   2012  Total ............................  240                          2,162                 0.00%
         Monument Advisor .................   --            9.00             --    -2.17%         --      N/A
   2011  Total ............................   77                            710                 2.48%
         Monument Advisor .................   --            9.20             --   -12.63%         --      N/A
   2010  Total ............................   45                            469                 7.58%
         Monument Advisor .................   --           10.53             --    16.74%         --      N/A
   2009  Total ............................   45                            409                12.13%
         Monument Advisor .................   --            9.02             --    19.47%         --      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================================================
                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                            ------------------------------------
             FUND DESCRIPTION               UNITS                     NET ASSETS           INVESTMENT
------------------------------------------  ------        UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                            (000S)        VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST: (continued)
 Commodity Return Strategy Fund (continued)
   2008  Total ............................     30                    $     226                 1.22%
         Monument Advisor .................     --      $   7.55             --   -33.77%         --      N/A
DFA INVESTMENT DIMENSIONS GROUP, INC.:
 VA Global Bond Portfolio
   2012  Total ............................  1,620                       17,578                 2.30%
         Monument Advisor .................     --         10.85             --     4.83%         --      N/A
   2011  Total ............................    827                        8,560                 4.50%
         Monument Advisor .................     --         10.35             --     4.55%         --      N/A
   2010  Total ............................    261                        2,586                 5.50%
         Monument Advisor .................     --          9.90             --    -0.80%         --      N/A
         Inception May 1 ..................     --          9.98             --      N/A         N/A      N/A
 VA International Small Portfolio
   2012  Total ............................    451                        5,785                 3.35%
         Monument Advisor .................     --         12.83             --    19.35%         --      N/A
   2011  Total ............................    255                        2,739                 4.00%
         Monument Advisor .................     --         10.75             --   -14.82%         --      N/A
   2010  Total ............................     86                        1,086                 2.77%
         Monument Advisor .................     --         12.62             --    24.58%         --      N/A
         Inception May 1 ..................     --         10.13             --      N/A         N/A      N/A
 VA International Value Portfolio
   2012  Total ............................    691                        8,026                 4.29%
         Monument Advisor .................     --         11.62             --    17.02%         --      N/A
   2011  Total ............................    376                        3,737                 5.66%
         Monument Advisor .................     --          9.93             --   -16.97%         --      N/A
   2010  Total ............................     64                          768                 4.14%
         Monument Advisor .................     --         11.96             --    17.49%         --      N/A
         Inception May 1 ..................     --         10.18             --      N/A         N/A      N/A
 VA Short-Term Fixed Portfolio
   2012  Total ............................    796                        8,070                 0.57%
         Monument Advisor .................     --         10.14             --     0.80%         --      N/A
   2011  Total ............................    419                        4,218                 0.65%
         Monument Advisor .................     --         10.06             --     0.50%         --      N/A
   2010  Total ............................     58                          581                 1.16%
         Monument Advisor .................     --         10.01             --     0.20%         --      N/A
         Inception May 1 ..................     --          9.99             --      N/A         N/A      N/A
 VA U.S. Large Value Portfolio
   2012  Total ............................    777                       11,420                 2.55%
         Monument Advisor .................     --         14.70             --    21.89%         --      N/A
   2011  Total ............................    356                        4,286                 2.31%
         Monument Advisor .................     --         12.06             --    -3.37%         --      N/A
   2010  Total ............................     88                        1,102                 3.30%
         Monument Advisor .................     --         12.48             --    22.35%         --      N/A
         Inception May 1 ..................     --         10.20             --      N/A         N/A      N/A
 VA U.S. Targeted Value Portfolio
   2012  Total ............................    494                        7,386                 2.01%
         Monument Advisor .................     --         14.95             --    20.18%        --       N/A
   2011  Total ............................    272                        3,390                 1.28%
         Monument Advisor .................     --         12.44             --    -4.60%         --      N/A
   2010  Total ............................     39                          502                 1.03%
         Monument Advisor .................     --         13.04             --    27.10%         --      N/A
         Inception May 1 ..................     --         10.26             --      N/A         N/A      N/A
DIREXION INSURANCE TRUST:
 Dynamic VP HY Bond Fund
   2012  Total ............................    261                        3,352                 2.73%
         Monument Advisor .................     --         12.86             --     9.17%         --      N/A
   2011  Total ............................    390                        4,598                 3.17%
         Monument Advisor .................     --         11.78             --     4.90%         --      N/A
   2010  Total ............................     14                          152                 7.47%
         Monument Advisor .................     --         11.23             --     3.98%         --      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===============================================================================================================
                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                            ------------------------------------
             FUND DESCRIPTION               UNITS                     NET ASSETS           INVESTMENT
------------------------------------------  ------        UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                            (000S)        VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST: (continued)
 Dynamic VP HY Bond Fund (continued)
   2009  Total ...........................    297                     $    3,211                3.24%
         Monument Advisor ................     --       $ 10.80               --    9.87%         --      N/A
   2008  Total ...........................  1,119                         11,006                7.25%
         Monument Advisor ................     --          9.83               --   -9.98%         --      N/A
THE DREYFUS INVESTMENT PORTFOLIOS:
 Small Cap Stock Index Portfolio
   2012  Total ...........................    165                          2,723                0.44%
         Monument Advisor ................     --         16.51               --   15.78%         --      N/A
   2011  Total ...........................    126                          1,800                0.58%
         Monument Advisor ................     --         14.26               --    0.56%         --      N/A
   2010  Total ...........................     98                          1,388                0.54%
         Monument Advisor ................     --         14.18               --   25.82%         --      N/A
   2009  Total ...........................    104                          1,176                2.53%
         Monument Advisor ................     --         11.27               --   24.94%         --      N/A
   2008  Total ...........................    134                          1,208                0.88%
         Monument Advisor ................     --          9.02               --  -30.88%         --      N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC.
   2012  Total ...........................     12                            172                1.27%
         Monument Advisor ................     --         14.64               --   11.93%         --      N/A
         Monument ........................     --         10.92               --   10.53%         --     1.30%
   2011  Total ...........................     21                            267                0.53%
         Monument Advisor ................     --         13.08               --    0.93%         --      N/A
         Monument ........................     --          9.88               --   -0.40%         --     1.30%
   2010  Total ...........................      4                             48                1.35%
         Monument Advisor ................     --         12.96               --   14.79%         --      N/A
         Monument ........................     --          9.92               --   13.37%         --     1.30%
   2009  Total ...........................     10                            113                0.70%
         Monument Advisor ................     --         11.29               --   33.77%         --      N/A
         Monument ........................     --          8.75               --   31.98%         --     1.30%
   2008  Total ...........................      8                             69                0.49%
         Monument Advisor ................     --          8.44               --  -34.42%         --      N/A
         Monument ........................     --          6.63               --  -35.25%         --     1.30%
DREYFUS STOCK INDEX FUND
   2012  Total ...........................    736                         10,455                2.13%
         Monument Advisor ................     --         14.21               --   15.72%         --      N/A
         Monument ........................     --         13.25               --   14.22%         --     1.30%
   2011  Total ...........................    600                          7,367                1.82%
         Monument Advisor ................     --         12.28               --    1.91%         --      N/A
         Monument ........................     --         11.60               --    0.61%         --     1.30%
   2010  Total                                793                          9,549                1.87%
         Monument Advisor ................     --         12.05               --   14.76%         --      N/A
         Monument ........................     --         11.53               --   13.37%         --     1.30%
   2009  Total ...........................    614                          6,444                2.10%
         Monument Advisor ................     --         10.50               --   26.35%         --      N/A
         Monument ........................     --         10.17               --   24.63%         --     1.30%
   2008  Total                                646                          5,362                2.11%
         Monument Advisor ................     --          8.31               --  -37.14%         --      N/A
         Monument ........................     --          8.16               --  -37.95%         --     1.30%
DREYFUS VARIABLE INVESTMENT FUND:
 International Value Portfolio
   2012  Total ...........................    257                          2,959                2.79%
         Monument Advisor ................     --         11.50               --   12.63%         --      N/A
         Monument ........................     --         13.56               --   11.15%         --     1.30%
   2011  Total ...........................    239                          2,444                2.23%
         Monument Advisor ................     --         10.21               --  -18.45%         --      N/A
         Monument ........................     --         12.20               --  -19.53%         --     1.30%
   2010  Total ...........................    295                          3,714                1.80%
         Monument Advisor ................     --         12.52               --    4.42%         --      N/A
         Monument ........................     --         15.16               --    3.13%         --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===============================================================================================================
                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                            ------------------------------------
             FUND DESCRIPTION               UNITS                     NET ASSETS           INVESTMENT
------------------------------------------  ------        UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                            (000S)        VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
(continued)
 International Value Portfolio (continued)
   2009  Total ...........................     261                    $    3,149                 4.06%
         Monument Advisor ................      --      $ 11.99               --   30.90%          --      N/A
         Monument ........................      --        14.70               --   29.29%          --     1.30%
   2008  Total ...........................     292                         2,688                 2.44%
         Monument Advisor ................      --         9.16               --  -37.30%          --      N/A
         Monument ........................      --        11.37               --  -38.14%          --     1.30%
EATON VANCE VARIABLE TRUST:
 Floating-Rate Income Fund
   2012  Total ...........................   1,240                        14,196                 4.16%
         Monument Advisor ................      --        11.45               --    7.31%          --      N/A
   2011  Total ...........................     749                         7,995                 4.22%
         Monument Advisor ................      --        10.67               --    2.50%          --      N/A
   2010  Total ...........................     281                         2,925                 3.12%
         Monument Advisor ................      --        10.41               --    4.10%          --      N/A
         Inception May 1 .................      --        10.00               --     N/A          N/A      N/A
 Large-Cap Value Fund
   2012  Total ...........................      43                           502                 2.23%
         Monument Advisor ................      --        11.74               --   15.10%          --      N/A
   2011  Total ...........................      22                           223                 1.04%
         Monument Advisor ................      --        10.20               --   -5.99%          --      N/A
   2010  Total ...........................      26                           287                 8.53%
         Monument Advisor ................      --        10.85               --    7.11%          --      N/A
         Inception May 1 .................      --        10.13               --     N/A          N/A      N/A
FEDERATED INSURANCE SERIES:
 High Income Bond Fund II
   2012  Total ...........................     614                        11,644                 3.49%
         Monument Advisor ................      --        18.97               --   14.69%          --      N/A
         Monument ........................      --        19.44               --   13.22%          --     1.30%
   2011  Total ...........................     122                         2,020                 9.06%
         Monument Advisor ................      --        16.54               --    5.15%          --      N/A
         Monument ........................      --        17.17               --    3.81%          --     1.30%
   2010  Total ...........................     174                         2,737                 9.08%
         Monument Advisor ................      --        15.73               --   14.73%          --      N/A
         Monument ........................      --        16.54               --   13.29%          --     1.30%
   2009  Total                                 604                         8,284                 2.59%
         Monument Advisor ................      --        13.71               --   52.84%          --      N/A
         Monument                               --        14.60               --   50.83%          --     1.30%
   2008  Total ...........................     159                         1,427                 8.55%
         Monument Advisor ................      --         8.97               --  -25.99%          --      N/A
         Monument ........................      --         9.68               --  -26.94%          --     1.30%
 Kaufmann Fund II
   2012  Total ...........................      36                           413                 0.00%
         Monument Advisor ................      --        11.37               --   16.98%          --      N/A
   2011  Total ...........................      44                           423                 0.85%
         Monument Advisor ................      --         9.72               --  -13.45%          --      N/A
   2010  Total ...........................      49                           551                 0.00%
         Monument Advisor ................      --        11.23               --   17.71%          --      N/A
   2009  Total ...........................      68                           649                 0.00%
         Monument Advisor ................      --         9.54               --   29.09%          --      N/A
   2008  Total ...........................      97                           713                 0.00%
         Monument Advisor ................      --         7.39               --  -41.90%          --      N/A
 Managed Volatility Fund II
   2012  Total ...........................     171                         3,020                 3.01%
         Monument Advisor ................      --        17.63               --   13.60%          --      N/A
         Monument ........................      --        12.76               --   12.13%          --     1.30%
   2011  Total ...........................      63                           973                 3.31%
         Monument Advisor ................      --        15.52               --    4.72%          --      N/A
         Monument ........................      --        11.38               --    3.36%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===============================================================================================================
                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                            ------------------------------------
             FUND DESCRIPTION               UNITS                     NET ASSETS           INVESTMENT
------------------------------------------  ------        UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                            (000S)        VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (continued)
 Managed Volatility Fund II (continued)
   2010  Total ...........................     34                     $      501                5.34%
         Monument Advisor ................     --       $ 14.82               --   12.10%         --      N/A
         Monument ........................     --         11.01               --   10.65%         --     1.30%
   2009  Total ...........................     38                            507                5.48%
         Monument Advisor ................     --         13.22               --   28.23%         --      N/A
         Monument ........................     --          9.95               --   26.59%         --     1.30%
   2008  Total ...........................     31                            316                7.49%
         Monument Advisor ................     --         10.31               --  -20.32%         --      N/A
         Monument ........................     --          7.86               --  -21.40%         --     1.30%
FIDELITY VARIABLE INSURANCE PRODUCTS:
 Balanced Portfolio
   2012  Total ...........................     80                            926                1.59%
         Monument Advisor ................     --         11.63               --   14.81%         --      N/A
   2011  Total ...........................     18                            182                1.41%
         Monument Advisor ................     --         10.13               --   -3.80%         --      N/A
   2010  Total ...........................      4                             39                0.00%
         Monument Advisor ................     --         10.53               --    4.99%         --      N/A
         Inception Nov 19 ................     --         10.03               --     N/A         N/A      N/A
 Contrafund Portfolio
   2012  Total ...........................    420                          5,047                1.62%
         Monument Advisor ................     --         12.02               --   16.14%         --      N/A
   2011  Total ...........................    183                          1,894                1.61%
         Monument Advisor ................     --         10.35               --   -2.73%         --      N/A
   2010  Total ...........................     37                            399                1.28%
         Monument Advisor ................     --         10.64               --    5.98%         --      N/A
         Inception Nov 19 ................     --         10.04               --     N/A         N/A      N/A
 Disciplined Small Cap Portfolio
   2012  Total ...........................     17                            211                1.59%
         Monument Advisor ................     --         12.68               --   18.62%         --      N/A
   2011  Total ...........................     25                            265                0.24%
         Monument Advisor ................     --         10.69               --   -1.57%         --      N/A
   2010  Total ...........................      8                             85                0.00%
         Monument Advisor ................     --         10.86               --    8.28%         --      N/A
         Inception Nov 19 ................     --         10.03               --     N/A         N/A      N/A
 Dynamic Capital Appreciation Portfolio
   2012  Total ...........................     22                            266                0.98%
         Monument Advisor ................     --         12.33               --   22.20%         --      N/A
   2011  Total ...........................     --                             --                0.00%
         Monument Advisor ................     --         10.09               --   -2.70%         --      N/A
   2010  Total ...........................     --                             --                0.00%
         Monument Advisor ................     --         10.37               --    2.98%         --      N/A
         Inception Nov 19 ................     --         10.07               --     N/A         N/A      N/A
 Equity-Income Portfolio
   2012  Total ...........................     68                            858                4.22%
         Monument Advisor ................     --         12.55               --   17.07%         --      N/A
   2011  Total ...........................     25                            268                7.80%
         Monument Advisor ................     --         10.72               --    0.66%         --      N/A
   2010  Total ...........................     --                             --                0.00%
         Monument Advisor ................     --         10.65               --    6.29%         --      N/A
         Inception Nov 19 ................     --         10.02               --     N/A         N/A      N/A
 Funds Manager 20% Portfolio
   2012  Total ...........................      1                              6                5.04%
         Monument Advisor                      --         10.22               --    2.10%         --      N/A
         Inception May 1 .................                10.01
 Funds Manager 50% Portfolio
   2012  Total ...........................     --                             --                0.00%
         Monument Advisor ................     --         10.31               --    2.89%         --      N/A
         Inception May 1 .................                10.02

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===============================================================================================================
                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                            ------------------------------------
             FUND DESCRIPTION               UNITS                     NET ASSETS           INVESTMENT
------------------------------------------  ------        UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                            (000S)        VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS:
(continued)
 Funds Manager 60% Portfolio
   2012  Total ...........................    --                      $       --                 0.00%
         Monument Advisor ................    --        $ 10.33               --    3.09%          --     N/A
         Inception May 1 .................                10.02
 Funds Manager 70% Portfolio
   2012  Total ...........................    --                              --                 0.00%
         Monument Advisor ................    --          10.38               --    3.49%          --     N/A
         Inception May 1 .................                10.03
 Funds Manager 85% Portfolio
   2012  Total ...........................    --                              --                 0.00%
         Monument Advisor ................    --          10.35               --    3.19%          --     N/A
         Inception May 1 .................                10.03
 Growth Portfolio
   2012  Total ...........................    97                           1,176                 0.43%
         Monument Advisor                     --          12.18               --   14.37%          --     N/A
   2011  Total ...........................    41                             441                 0.16%
         Monument Advisor ................    --          10.65               --    0.00%          --     N/A
   2010  Total ...........................    26                             275                 0.03%
         Monument Advisor ................    --          10.65               --    6.08%          --     N/A
         Inception Nov 19 ................    --          10.04               --     N/A          N/A     N/A
 Growth & Income Portfolio
   2012  Total ...........................    58                             733                 7.20%
         Monument Advisor ................    --          12.70               --   18.25%          --     N/A
   2011  Total ...........................     4                              46                 2.26%
         Monument Advisor ................    --          10.74               --    1.42%          --     N/A
   2010  Total ...........................    --                              --                 0.00%
         Monument Advisor ................    --          10.59               --    5.58%          --     N/A
         Inception Nov 19 ................    --          10.03               --     N/A          N/A     N/A
 Growth Opportunities Portfolio
   2012  Total ...........................    47                             610                 0.18%
         Monument Advisor ................    --          13.02               --   19.34%          --     N/A
   2011  Total ...........................     1                               9                 0.00%
         Monument Advisor ................    --          10.91               --    1.96%          --     N/A
   2010  Total ...........................    --                              --                 0.00%
         Monument Advisor ................    --          10.70               --    5.84%          --     N/A
         Inception Nov 19 ................    --          10.11               --     N/A          N/A     N/A
 High Income Portfolio
   2012  Total ...........................   751                           8,931                 5.16%
         Monument Advisor ................    --          11.90               --   13.98%          --     N/A
   2011  Total ...........................   441                           4,603                 6.36%
         Monument Advisor                     --          10.44               --    3.67%          --     N/A
   2010  Total ...........................   295                           2,973                 6.64%
         Monument Advisor ................    --          10.07               --    0.90%          --     N/A
         Inception Nov 19 ................    --           9.98               --     N/A          N/A     N/A
 International Capital Appreciation
 Portfolio
   2012  Total ...........................   130                           1,469                 2.17%
         Monument Advisor ................    --          11.26               --   25.53%          --     N/A
   2011  Total ...........................    18                             162                 1.42%
         Monument Advisor ................    --           8.97               --  -12.83%          --     N/A
   2010  Total ...........................     6                              65                 0.87%
         Monument Advisor ................    --          10.29               --    2.69%          --     N/A
         Inception Nov 19                     --          10.02               --     N/A          N/A     N/A
 Investment Grade Bond Portfolio
   2012  Total ...........................   545                           6,125                 2.18%
         Monument Advisor ................    --          11.25               --    5.63%          --     N/A
   2011  Total ...........................   312                           3,323                 3.58%
         Monument Advisor ................    --          10.65               --    7.04%          --     N/A
   2010  Total ...........................    --                              --                 0.00%
         Monument Advisor ................    --           9.95               --   -0.60%          --     N/A
         Inception Nov 19 ................    --          10.01               --     N/A          N/A     N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===============================================================================================================
                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                            ------------------------------------
             FUND DESCRIPTION               UNITS                     NET ASSETS           INVESTMENT
------------------------------------------  ------        UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                            (000S)        VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS:
(continued)
 Mid Cap Portfolio
   2012  Total  ..........................    90                      $      946                 0.45%
         Monument Advisor  ...............    --        $ 10.56               --   14.53%          --     N/A
   2011  Total  ..........................    57                             526                 0.03%
         Monument Advisor  ...............    --           9.22               --  -10.83%          --     N/A
   2010  Total  ..........................    28                             290                 0.14%
         Monument Advisor  ...............    --          10.34               --    3.19%          --     N/A
         Inception Nov 19  ...............    --          10.02               --     N/A          N/A     N/A
 Overseas Portfolio  .....................
   2012  Total  ..........................    55                             556                 1.73%
         Monument Advisor  ...............    --          10.16               --   20.38%          --     N/A
   2011  Total  ..........................    41                             350                 1.96%
         Monument Advisor  ...............    --           8.44               --  -17.34%          --     N/A
   2010  Total  ..........................    10                             105                 0.88%
         Monument Advisor  ...............    --          10.21               --    1.90%          --     N/A
         Inception Nov 19  ...............    --          10.02               --     N/A          N/A     N/A
 Real Estate Portfolio
   2012  Total  ..........................   222                           3,006                 1.16%
         Monument Advisor  ...............    --          13.55               --   18.34%          --     N/A
   2011  Total  ..........................   187                           2,137                 1.59%
         Monument Advisor  ...............    --          11.45               --    7.82%          --     N/A
   2010  Total  ..........................    26                             279                 0.79%
         Monument Advisor  ...............    --          10.62               --    5.67%          --     N/A
         Inception Nov 19  ...............    --          10.05               --     N/A          N/A     N/A
 Strategic Income Portfolio
   2012  Total  ..........................   568                           6,528                 3.23%
         Monument Advisor  ...............    --          11.49               --   10.16%          --     N/A
   2011  Total  ..........................   648                           6,753                12.38%
         Monument Advisor  ...............    --          10.43               --    4.51%          --     N/A
   2010  Total  ..........................    18                             176                 3.25%
         Monument Advisor  ...............    --           9.98               --   -0.10%          --     N/A
         Inception Nov 19  ...............    --           9.99               --     N/A          N/A     N/A
 Value Portfolio
   2012  Total  ..........................    15                             190                 0.85%
         Monument Advisor  ...............    --          12.49               --   20.56%          --     N/A
   2011  Total  ..........................     2                              16                 1.17%
         Monument Advisor  ...............    --          10.36               --   -2.72%          --     N/A
   2010  Total  ..........................    --                              --                 0.00%
         Monument Advisor  ...............    --          10.65               --    6.18%          --     N/A
         Inception Nov 19  ...............    --          10.03               --     N/A          N/A     N/A
 Value Leaders Portfolio
   2012  Total  ..........................    --                              --                 0.00%
         Monument Advisor  ...............    --          11.15               --   13.66%          --     N/A
   2011  Total  ..........................    --                              --                 0.00%
         Monument Advisor  ...............    --           9.81               --   -8.23%          --     N/A
   2010  Total  ..........................    --                              --                 0.00%
         Monument Advisor  ...............    --          10.69               --    6.47%          --     N/A
         Inception Nov 19  ...............    --          10.04               --     N/A          N/A     N/A
 Value Strategies Portfolio
   2012  Total  ..........................    16                             201                 0.73%
         Monument Advisor  ...............    --          12.47               --   27.12%          --     N/A
   2011  Total  ..........................     1                               9                 1.20%
         Monument Advisor  ...............    --           9.81               --   -9.08%          --     N/A
   2010  Total  ..........................    --                              --                 0.00%
         Monument Advisor  ...............    --          10.79               --    7.58%          --     N/A
         Inception Nov 19  ...............    --          10.03               --     N/A          N/A     N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===============================================================================================================
                                               AS OF DECEMBER 31 (UNLESS NOTED)
                                            ------------------------------------
             FUND DESCRIPTION               UNITS                     NET ASSETS           INVESTMENT
------------------------------------------  ------        UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                            (000S)        VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------
FINANCIAL INVESTORS VARIABLE
INSURANCE TRUST:
IBBOTSON ETF ASSET ALLOCATION SERIES:
 Aggressive Growth Portfolio
   2012  Total  ..........................     4                      $       44                 3.97%
         Monument Advisor  ...............    --        $ 10.53               --   14.21%          --    N/A
   2011  Total  ..........................     1                               5                 0.20%
         Monument Advisor  ...............    --           9.22               --   -5.05%          --    N/A
   2010  Total  ..........................     3                              32                 0.70%
         Monument Advisor  ...............    --           9.71               --   15.18%          --    N/A
   2009  Total  ..........................     3                              21                 0.70%
         Monument Advisor  ...............    --           8.43               --   27.34%          --    N/A
   2008  Total  ..........................    --                              --                 0.00%
         Monument Advisor  ...............    --           6.62               --  -34.52%          --    N/A
         Inception May 1  ................    --          10.11               --     N/A          N/A    N/A
 Balanced Portfolio
   2012  Total  ..........................   235                           2,649                 1.46%
         Monument Advisor  ...............    --          11.30               --   10.89%          --    N/A
   2011  Total  ..........................   247                           2,515                 1.00%
         Monument Advisor  ...............    --          10.19               --   -0.97%          --    N/A
   2010  Total  ..........................   242                           2,488                 0.96%
         Monument Advisor  ...............    --          10.29               --   11.73%          --    N/A
   2009  Total  ..........................    89                             822                 1.74%
         Monument Advisor  ...............    --           9.21               --   19.46%          --    N/A
   2008  Total  ..........................    59                             453                 0.04%
         Monument Advisor  ...............    --           7.71               --  -23.51%          --    N/A
         Inception May 1  ................    --          10.08               --     N/A          N/A    N/A
 Conservative Portfolio
   2012  Total  ..........................   303                           3,535                 1.85%
         Monument Advisor  ...............    --          11.67               --    5.23%          --    N/A
   2011  Total  ..........................   148                           1,640                 1.22%
         Monument Advisor  ...............    --          11.09               --    3.16%          --    N/A
   2010  Total  ..........................   156                           1,679                 1.42%
         Monument Advisor  ...............    --          10.75               --    6.33%          --    N/A
   2009  Total  ..........................   144                           1,452                 0.76%
         Monument Advisor  ...............    --          10.11               --    8.36%          --    N/A
   2008  Total  ..........................    28                             260                 0.00%
         Monument Advisor  ...............    --           9.33               --   -6.89%          --    N/A
         Inception May 1  ................    --          10.02               --     N/A          N/A    N/A
 Growth Portfolio
   2012  Total  ..........................   151                           1,643                 1.26%
         Monument Advisor  ...............    --          10.85               --   12.90%          --    N/A
   2011  Total  ..........................   161                           1,546                 1.60%
         Monument Advisor  ...............    --           9.61               --   -3.61%          --    N/A
   2010  Total  ..........................    75                             746                 0.93%
         Monument Advisor  ...............    --           9.97               --   13.81%          --    N/A
   2009  Total  ..........................    37                             320                 2.11%
         Monument Advisor  ...............    --           8.76               --   24.61%          --    N/A
   2008  Total  ..........................     1                               9                 0.22%
         Monument Advisor  ...............    --           7.03               --  -30.40%          --    N/A
         Inception May 1  ................    --          10.10               --     N/A          N/A    N/A
 Income and Growth Portfolio
   2012  Total  ..........................   146                           1,674                 1.66%
         Monument Advisor  ...............    --          11.48               --    7.89%          --    N/A
   2011  Total  ..........................    61                             653                 0.84%
         Monument Advisor  ...............    --          10.64               --    1.04%          --    N/A
   2010  Total  ..........................    61                             646                 0.43%
         Monument Advisor  ...............    --          10.53               --    8.89%          --    N/A
   2009  Total  ..........................    26                             254                 0.92%
         Monument Advisor  ...............    --           9.67               --   13.36%          --    N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST: (continued)
IBBOTSON ETF ASSET ALLOCATION SERIES: (continued)
  Income and Growth Portfolio (continued)
    2008  Total ............................................         5                   $       42                 0.00%
          Monument Advisor .................................        --      $ 8.53               --  -15.12%          --      N/A
          Inception May 1 ..................................        --       10.05               --     N/A          N/A      N/A
FIRST EAGLE VARIABLE FUNDS:
  Overseas Variable Fund
    2012  Total ............................................       662                       10,683                 0.85%
          Monument Advisor .................................        --       16.14               --   14.88%          --      N/A
    2011  Total ............................................       526                        7,387                 1.32%
          Monument Advisor .................................        --       14.05               --   -6.33%          --      N/A
    2010  Total ............................................       385                        5,780                 2.20%
          Monument Advisor .................................        --       15.00               --   19.24%          --      N/A
    2009  Total ............................................       238                        2,993                 0.72%
          Monument Advisor .................................        --       12.58               --   20.27%          --      N/A
    2008  Total ............................................        27                          277                 1.65%
          Monument Advisor .................................        --       10.46               --    6.95%          --      N/A
          Inception November 14 ............................        --        9.78               --     N/A          N/A      N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
  Global Real Estate Securities II Fund
    2012  Total ............................................       116                        2,000                 0.00%
          Monument Advisor .................................        --       17.27               --   27.45%          --      N/A
    2011  Total ............................................        86                        1,172                 7.01%
          Monument Advisor .................................        --       13.55               --   -5.64%          --      N/A
    2010  Total ............................................        55                          785                 2.54%
          Monument Advisor .................................        --       14.36               --   20.98%          --      N/A
    2009  Total ............................................        48                          566                11.68%
          Monument Advisor .................................        --       11.87               --   19.06%          --      N/A
    2008  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --        9.97               --    6.63%          --      N/A
          Inception November 14 ............................        --        9.35               --     N/A          N/A      N/A
  High Income Securities II Fund
    2012  Total ............................................       262                        5,100                 5.80%
          Monument Advisor .................................        --       19.44               --   15.51%          --      N/A
    2011  Total ............................................        79                        1,328                 8.87%
          Monument Advisor .................................        --       16.83               --    4.60%          --      N/A
    2010  Total ............................................        90                        1,443                 1.30%
          Monument Advisor .................................        --       16.09               --   13.23%          --      N/A
    2009  Total ............................................       726                       10,315                12.15%
          Monument Advisor .................................        --       14.21               --   42.67%          --      N/A
    2008  Total ............................................        24                          242                 0.00%
          Monument Advisor .................................        --        9.96               --    0.71%          --      N/A
          Inception November 14 ............................        --        9.89               --     N/A          N/A      N/A
  Income Securities II Fund
    2012  Total ............................................       438                        7,780                 5.08%
          Monument Advisor .................................        --       17.75               --   12.70%          --      N/A
    2011  Total ............................................       323                        5,095                 4.59%
          Monument Advisor .................................        --       15.75               --    2.34%          --      N/A
    2010  Total ............................................       454                        6,988                 2.09%
          Monument Advisor .................................        --       15.39               --   12.66%          --      N/A
    2009  Total ............................................       628                        8,571                 1.17%
          Monument Advisor .................................        --       13.66               --   35.65%          --      N/A
    2008  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --       10.07               --    2.44%          --      N/A
          Inception November 14 ............................        --        9.83               --     N/A          N/A      N/A
  Mutual Shares Securities II Fund
    2012  Total ............................................       170                        2,658                 2.12%
          Monument Advisor .................................        --       15.66               --   14.22%          --      N/A
    2011  Total ............................................       161                        2,206                 2.41%
          Monument Advisor .................................        --       13.71               --   -1.01%          --      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
(continued)
  Mutual Shares Securities II Fund (continued)
    2010  Total ............................................       117                   $    1,615                 1.82%
          Monument Advisor .................................        --      $13.85               --   11.16%          --      N/A
    2009  Total ............................................        71                          885                 1.80%
          Monument Advisor .................................        --       12.46               --   26.11%          --      N/A
    2008  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --        9.88               --    1.96%          --      N/A
          Inception November 14 ............................        --        9.69               --     N/A          N/A      N/A
  Strategic Income Securities II Fund
    2012  Total ............................................       377                        6,268                 5.11%
          Monument Advisor .................................        --       16.61               --   12.76%          --      N/A
    2011  Total ............................................       189                        2,781                 5.82%
          Monument Advisor .................................        --       14.73               --    2.58%          --      N/A
    2010  Total ............................................       216                        3,101                 3.96%
          Monument Advisor .................................        --       14.36               --   10.89%          --      N/A
    2009  Total ............................................       135                        1,747                 8.18%
          Monument Advisor .................................        --       12.95               --   25.73%          --      N/A
    2008  Total ............................................         4                           44                 0.00%
          Monument Advisor .................................        --       10.30               --    3.00%          --      N/A
          Inception November 14 ............................        --       10.00               --     N/A          N/A      N/A
  Templeton Global Bond Securities II Fund
    2012  Total ............................................     1,282                       21,339                 5.80%
          Monument Advisor .................................        --       16.64               --   15.08%          --      N/A
    2011  Total ............................................       902                       13,043                 5.22%
          Monument Advisor .................................        --       14.46               --   -0.89%          --      N/A
    2010  Total ............................................       544                        7,934                 1.39%
          Monument Advisor .................................        --       14.59               --   14.43%          --      N/A
    2009  Total ............................................       250                        3,185                 8.18%
          Monument Advisor .................................        --       12.75               --   18.72%          --      N/A
    2008  Total ............................................        18                          196                 0.00%
          Monument Advisor .................................        --       10.74               --    6.76%          --      N/A
          Inception November 14 ............................        --       10.06               --     N/A          N/A      N/A
  U.S. Government II Fund
    2012  Total ............................................       732                        8,897                 2.41%
          Monument Advisor .................................        --       12.15               --    1.84%          --      N/A
    2011  Total ............................................       495                        5,906                 2.01%
          Monument Advisor .................................        --       11.93               --    5.67%          --      N/A
    2010  Total ............................................       152                        1,716                 2.38%
          Monument Advisor .................................        --       11.29               --    5.32%          --      N/A
    2009  Total ............................................       122                        1,313                 3.53%
          Monument Advisor .................................        --       10.72               --    3.08%          --      N/A
    2008  Total ............................................         7                           73                 0.00%
          Monument Advisor .................................        --       10.40               --    3.90%          --      N/A
          Inception November 14 ............................        --       10.01               --     N/A          N/A      N/A
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  All-Asset Aggressive Strategy Fund
    2012  Total ............................................        13                          156                 1.50%
          Monument Advisor .................................        --       11.81               --   12.69%          --      N/A
    2011  Total ............................................        12                          128                 1.10%
          Monument Advisor .................................        --       10.48               --   -4.29%          --      N/A
    2010  Total ............................................        11                          124                 0.86%
          Monument Advisor .................................        --       10.95               --   12.31%          --      N/A
    2009  Total ............................................        12                          119                 0.00%
          Monument Advisor .................................        --        9.75               --   18.47%          --      N/A
    2008  Total ............................................         9                           76                 1.24%
          Monument Advisor .................................        --        8.23               --  -25.11%          --      N/A
  All-Asset Conservative Strategy Fund
    2012  Total ............................................        53                          617                 1.45%
          Monument Advisor .................................        --       11.54               --    7.65%          --      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (CONTINUED)
  All-Asset Conservative Strategy Fund (continued)
    2011  Total ............................................        71                   $      764                 0.52%
          Monument Advisor .................................        --      $10.72               --   -1.29%          --      N/A
    2010  Total ............................................        24                          264                 3.47%
          Monument Advisor .................................        --       10.86               --    7.42%          --      N/A
    2009  Total ............................................        12                          118                 0.01%
          Monument Advisor .................................        --       10.11               --    5.09%          --      N/A
    2008  Total ............................................         1                            6                 0.47%
          Monument Advisor .................................        --        9.62               --  -10.84%          --      N/A
  All-Asset Moderate Strategy Fund
    2012  Total ............................................        42                          492                 1.71%
          Monument Advisor .................................        --       11.65               --   10.01%          --      N/A
    2011  Total ............................................        41                          435                 0.39%
          Monument Advisor .................................        --       10.59               --   -2.75%          --      N/A
    2010  Total ............................................        43                          468                 2.55%
          Monument Advisor .................................        --       10.89               --    7.82%          --      N/A
    2009  Total ............................................         5                           52                 0.00%
          Monument Advisor .................................        --       10.10               --   11.85%          --      N/A
    2008  Total ............................................         6                           51                 1.29%
          Monument Advisor .................................        --        9.03               --  -17.61%          --      N/A
  CLS AdvisorOne Amerigo Fund
    2012  Total ............................................        97                        1,351                 0.00%
          Monument Advisor .................................        --       13.94               --   13.70%          --      N/A
    2011  Total ............................................       287                        3,519                 0.00%
          Monument Advisor .................................        --       12.26               --   -7.33%          --      N/A
    2010  Total ............................................       362                        4,783                 0.10%
          Monument Advisor .................................        --       13.23               --   15.14%          --      N/A
    2009  Total ............................................       377                        4,333                 0.60%
          Monument Advisor .................................        --       11.49               --   39.44%          --      N/A
    2008  Total ............................................       411                        3,387                 0.33%
          Monument Advisor .................................        --        8.24               --  -43.09%          --      N/A
  CLS AdvisorOne Clermont Fund
    2012  Total ............................................        56                          723                 1.10%
          Monument Advisor .................................        --       12.83               --   10.79%          --      N/A
    2011  Total ............................................       153                        1,774                 1.85%
          Monument Advisor .................................        --       11.58               --   -0.26%          --      N/A
    2010  Total ............................................       170                        1,970                 1.85%
          Monument Advisor .................................        --       11.61               --   10.99%          --      N/A
    2009  Total ............................................       193                        2,018                 2.02%
          Monument Advisor .................................        --       10.46               --   22.63%          --      N/A
    2008  Total ............................................       220                        1,873                 1.41%
          Monument Advisor .................................        --        8.53               --  -30.08%          --      N/A
  CLS AdvisorOne Select Allocation Fund
    2012  Total ............................................         1                           10                 0.77%
          Monument Advisor .................................        --       11.14               --   12.41%          --      N/A
    2011  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --        9.91               --   -4.25%          --      N/A
    2010  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --       10.35               --    3.29%          --      N/A
          Inception Nov 19 .................................        --       10.02               --     N/A          N/A      N/A
  DWA Flexible Allocation Fund
    2012  Total ............................................       113                        1,036                 0.00%
          Monument Advisor .................................        --        9.15               --    2.12%          --      N/A
    2011  Total ............................................       143                        1,278                 0.60%
          Monument Advisor .................................        --        8.96               --  -11.11%         --       N/A
    2010  Total ............................................        22                          217                 0.00%
          Monument Advisor .................................        --       10.08               --   -1.18%         --       N/A
          Inception May 1 ..................................        --       10.20               --     N/A          N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
 DWA Sector Rotation Fund
    2012  Total ............................................        76                   $      726                 0.00%
          Monument Advisor .................................        --      $ 9.49               --    3.83%          --      N/A
    2011  Total ............................................        85                          781                 0.18%
          Monument Advisor .................................        --        9.14               --   -7.30%          --      N/A
    2010  Total ............................................        19                          187                 0.00%
          Monument Advisor .................................        --        9.86               --   -3.33%          --      N/A
          Inception May 1 ..................................        --       10.20               --     N/A          N/A      N/A
Global Managed Futures Strategy Fund
    2012  Total ............................................       211                        1,524                 0.00%
          Monument Advisor .................................        --        7.23               --  -11.18%          --      N/A
    2011  Total ............................................       216                        1,760                 0.00%
          Monument Advisor .................................        --        8.14               --   -8.64%          --      N/A
    2010  Total ............................................       149                        1,331                 0.00%
          Monument Advisor .................................        --        8.91               --   -3.57%          --      N/A
    2009  Total ............................................       234                        2,162                 0.00%
          Monument Advisor .................................        --        9.24               --   -3.95%          --      N/A
    2008  Total ............................................       226                        2,171                 0.00%
          Monument Advisor .................................        --        9.62               --   -3.80%          --      N/A
          Inception November 14 ............................        --       10.00               --     N/A          N/A      N/A
 Multi-Hedge Strategies Fund
    2012  Total ............................................       294                        2,811                 0.82%
          Monument Advisor .................................        --        9.56               --    2.25%          --      N/A
    2011  Total ............................................       136                        1,274                 0.00%
          Monument Advisor .................................        --        9.35               --    3.43%          --      N/A
    2010  Total ............................................        75                          681                 0.00%
          Monument Advisor .................................        --        9.04               --    6.10%          --      N/A
    2009  Total ............................................       146                        1,240                 1.22%
          Monument Advisor .................................        --        8.52               --   -3.18%          --      N/A
    2008  Total ............................................       143                        1,259                 0.58%
          Monument Advisor .................................        --        8.80               --  -18.74%          --      N/A
 Rydex Banking Fund
    2012  Total ............................................       438                        2,351                 0.26%
          Monument Advisor .................................        --        5.37               --   24.31%          --      N/A
          Monument .........................................        --        5.11               --   22.54%          --     1.30%
    2011  Total ............................................       126                          545                 0.15%
          Monument Advisor .................................        --        4.32               --  -22.30%          --      N/A
          Monument .........................................        --        4.17               --  -23.20%          --     1.30%
    2010  Total ............................................       197                        1,095                 2.02%
          Monument Advisor .................................        --        5.56               --   13.01%          --      N/A
          Monument .........................................        --        5.43               --   11.73%          --     1.30%
    2009  Total ............................................        63                          310                 3.29%
          Monument Advisor .................................        --        4.92               --   -3.34%          --      N/A
          Monument .........................................        --        4.86               --   -4.71%          --     1.30%
    2008  Total ............................................       122                          619                 0.23%
          Monument Advisor .................................        --        5.09               --  -41.16%          --      N/A
          Monument .........................................        --        5.10               --  -41.98%          --     1.30%
 Rydex Basic Materials Fund
    2012  Total ............................................       107                        1,958                 0.00%
          Monument Advisor .................................        --       18.26               --   10.73%          --      N/A
          Monument .........................................        --       18.91               --    9.31%          --     1.30%
    2011  Total ............................................        23                          376                 0.00%
          Monument Advisor .................................        --       16.49               --  -16.46%          --      N/A
          Monument .........................................        --       17.30               --  -17.54%          --     1.30%
    2010  Total ............................................       158                        3,122                 0.95%
          Monument Advisor .................................        --       19.74               --   26.70%          --      N/A
          Monument .........................................        --       20.98               --   25.03%          --     1.30%
    2009  Total ............................................        84                        1,305                 0.26%
          Monument Advisor .................................        --       15.58               --   55.49%          --      N/A
          Monument .........................................        --       16.78               --   53.52%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
 Rydex Basic Materials Fund (continued)
    2008  Total ............................................        47                   $      471                 0.30%
          Monument Advisor .................................        --      $10.02               --  -45.40%          --      N/A
          Monument .........................................        --       10.93               --  -46.13%          --     1.30%
 Rydex Biotechnology Fund
    2012  Total ............................................        73                        1,570                 0.00%
          Monument Advisor .................................        --       21.50               --   35.99%          --      N/A
          Monument .........................................        --       16.19               --   34.13%          --     1.30%
    2011  Total ............................................        59                          939                 0.00%
          Monument Advisor .................................        --       15.81               --   10.64%          --      N/A
          Monument .........................................        --       12.07               --    9.23%          --     1.30%
    2010  Total ............................................        90                        1,279                 0.00%
          Monument Advisor .................................        --       14.29               --   10.69%          --      N/A
          Monument .........................................        --       11.05               --    9.30%          --     1.30%
    2009  Total ............................................        44                          572                 0.00%
          Monument Advisor .................................        --       12.91               --   18.33%          --      N/A
          Monument .........................................        --       10.11               --   16.74%          --     1.30%
    2008  Total ............................................        66                          721                 0.00%
          Monument Advisor .................................        --       10.91               --  -11.80%          --      N/A
          Monument .........................................        --        8.66               --  -12.88%          --     1.30%
 Rydex Commodities Strategy Fund
    2012  Total ............................................        24                          138                 0.00%
          Monument Advisor .................................        --        5.88               --   -1.34%          --      N/A
    2011  Total ............................................       187                        1,113                 5.12%
          Monument Advisor .................................        --        5.96               --   -6.73%          --      N/A
    2010  Total ............................................       121                          775                 0.00%
          Monument Advisor .................................        --        6.39               --    8.12%          --      N/A
    2009  Total ............................................        52                          307                 4.07%
          Monument Advisor .................................        --        5.91               --   11.51%          --      N/A
    2008  Total ............................................         8                           43                 0.69%
          Monument Advisor .................................        --        5.30               --  -49.04%          --      N/A
 Rydex Consumer Products Fund
    2012  Total ............................................        82                        1,437                 0.72%
          Monument Advisor .................................        --       17.55               --    9.01%          --      N/A
          Monument .........................................        --       16.18               --    7.65%          --     1.30%
    2011  Total ............................................       273                        4,399                 1.87%
          Monument Advisor .................................        --       16.10               --   13.78%          --      N/A
          Monument .........................................        --       15.03               --   12.25%          --     1.30%
    2010  Total ............................................        73                        1,032                 1.57%
          Monument Advisor .................................        --       14.15               --   17.33%          --      N/A
          Monument .........................................        --       13.39               --   15.83%          --     1.30%
    2009  Total ............................................        47                          570                 2.51%
          Monument Advisor .................................        --       12.06               --   19.05%          --      N/A
          Monument .........................................        --       11.56               --   17.48%          --     1.30%
    2008  Total ............................................        37                          380                 0.18%
          Monument Advisor .................................        --       10.13               --  -23.37%          --      N/A
          Monument .........................................        --        9.84               --  -24.37%          --     1.30%
 Rydex Dow 2X Strategy Fund
    2012  Total ............................................       780                        9,883                 0.00%
          Monument Advisor .................................        --       12.67               --   17.10%          --      N/A
          Monument .........................................        --       11.27               --   15.59%          --     1.30%
    2011  Total ............................................       147                        1,589                 0.00%
          Monument Advisor .................................        --       10.82               --    9.07%          --      N/A
          Monument .........................................        --        9.75               --    7.73%          --     1.30%
    2010  Total ............................................        48                          472                 0.64%
          Monument Advisor .................................        --        9.92               --   24.62%          --      N/A
          Monument .........................................        --        9.05               --   22.96%          --     1.30%
    2009  Total ............................................        77                          614                 0.00%
          Monument Advisor .................................        --        7.96               --   37.01%          --      N/A
          Monument .........................................        --        7.36               --   35.05%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
 Rydex Dow 2X Strategy Fund (continued)
    2008  Total ............................................        42                   $      245                 0.00%
          Monument Advisor .................................        --      $ 5.81               --  -61.75%          --      N/A
          Monument .........................................        --        5.45               --  -62.21%          --     1.30%
 Rydex Electronics Fund
    2012  Total ............................................        56                          537                 0.00%
          Monument Advisor .................................        --        9.65               --    1.05%          --      N/A
          Monument .........................................        --        6.75               --   -0.30%          --     1.30%
    2011  Total ............................................         1                            7                 0.00%
          Monument Advisor .................................        --        9.55               --  -16.45%          --      N/A
          Monument .........................................        --        6.77               --  -17.54%          --     1.30%
    2010  Total ............................................        65                          748                 0.00%
          Monument Advisor .................................        --       11.43               --    9.48%          --      N/A
          Monument .........................................        --        8.21               --    8.17%          --     1.30%
    2009  Total ............................................        37                          386                 0.00%
          Monument Advisor .................................        --       10.44               --   71.99%          --      N/A
          Monument .........................................        --        7.59               --   69.42%          --     1.30%
    2008  Total ............................................         7                           45                 0.00%
          Monument Advisor .................................        --        6.07               --  -50.12%          --      N/A
          Monument .........................................        --        4.48               --  -50.72%          --     1.30%
 Rydex Energy Fund
    2012  Total ............................................        41                          671                 0.00%
          Monument Advisor .................................        --       16.39               --    2.37%          --      N/A
          Monument .........................................        --       19.33               --    1.10%          --     1.30%
    2011  Total ............................................        68                        1,086                 0.00%
          Monument Advisor .................................        --       16.01               --   -5.82%          --      N/A
          Monument .........................................        --       19.12               --   -7.09%          --     1.30%
    2010  Total ............................................       128                        2,179                 0.61%
          Monument Advisor .................................        --       17.00               --   19.05%          --      N/A
          Monument .........................................        --       20.58               --   17.53%          --     1.30%
    2009  Total ............................................        53                          766                 0.00%
          Monument Advisor .................................        --       14.28               --   38.51%          --      N/A
          Monument .........................................        --       17.51               --   36.69%          --     1.30%
    2008  Total ............................................       109                        1,127                 0.00%
          Monument Advisor .................................        --       10.31               --  -46.05%          --      N/A
          Monument .........................................        --       12.81               --  -46.74%          --     1.30%
 Rydex Energy Services Fund
    2012  Total ............................................        42                          725                 0.00%
          Monument Advisor .................................        --       17.12               --    0.41%          --      N/A
          Monument .........................................        --       19.44               --   -0.87%          --     1.30%
    2011  Total ............................................        43                          737                 0.00%
          Monument Advisor .................................        --       17.05               --   -9.31%          --      N/A
          Monument .........................................        --       19.61               --  -10.50%          --     1.30%
    2010  Total ............................................       168                        3,167                 0.00%
          Monument Advisor .................................        --       18.80               --   26.01%          --      N/A
          Monument .........................................        --       21.91               --   24.42%          --     1.30%
    2009  Total ............................................        85                        1,270                 0.00%
          Monument Advisor .................................        --       14.92               --   62.53%          --      N/A
          Monument .........................................        --       17.61               --   60.38%          --     1.30%
    2008  Total ............................................        55                          503                 0.00%
          Monument Advisor .................................        --        9.18               --  -57.62%          --      N/A
          Monument .........................................        --       10.98               --  -58.16%          --     1.30%
 Rydex Europe 1.25X Strategy Fund
    2012  Total ............................................       104                          944                 1.11%
          Monument Advisor .................................        --        9.06               --   21.61%          --      N/A
          Monument .........................................        --        9.54               --   20.15%          --     1.30%
    2011  Total ............................................         8                           63                 0.00%
          Monument Advisor .................................        --        7.45               --  -15.15%          --      N/A
          Monument .........................................        --        7.94               --  -16.24%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
 Rydex Europe 1.25X Strategy Fund (continued)
    2010  Total ............................................        30                   $      259                 3.02%
          Monument Advisor .................................        --      $ 8.78               --  -10.77%          --      N/A
          Monument .........................................        --        9.48               --  -11.90%          --     1.30%
    2009  Total ............................................        51                          506                 4.73%
          Monument Advisor .................................        --        9.84               --   35.72%          --      N/A
          Monument .........................................        --       10.76               --   33.83%          --     1.30%
    2008  Total ............................................        40                          290                 0.73%
          Monument Advisor .................................        --        7.25               --  -54.86%          --      N/A
          Monument .........................................        --        8.04               --  -55.43%          --     1.30%
 Rydex Financial Services Fund
    2012  Total ............................................       344                        2,728                 0.35%
          Monument Advisor .................................        --        7.92               --   22.60%          --      N/A
          Monument .........................................        --        7.52               --   21.10%          --     1.30%
    2011  Total ............................................        72                          462                 0.05%
          Monument Advisor .................................        --        6.46               --  -14.89%          --      N/A
          Monument .........................................        --        6.21               --  -16.08%          --     1.30%
    2010  Total ............................................       100                          757                 0.78%
          Monument Advisor .................................        --        7.59               --   14.48%          --      N/A
          Monument .........................................        --        7.40               --   12.98%          --     1.30%
    2009  Total ............................................        15                          102                 0.72%
          Monument Advisor .................................        --        6.63               --   19.68%          --      N/A
          Monument .........................................        --        6.55               --   18.02%          --     1.30%
    2008  Total ............................................       130                          721                 0.00%
          Monument Advisor .................................        --        5.54               --  -48.08%          --      N/A
          Monument .........................................        --        5.55               --  -48.71%          --     1.30%
 Rydex Government Long Bond 1.2X Strategy Fund
    2012  Total ............................................       127                        2,154                 0.70%
          Monument Advisor .................................        --       17.01               --    2.97%          --      N/A
          Monument .........................................        --       17.02               --    1.73%          --     1.30%
    2011  Total ............................................       470                        7,770                 1.96%
          Monument Advisor .................................        --       16.52               --   41.56%          --      N/A
          Monument .........................................        --       16.73               --   39.65%          --     1.30%
    2010  Total ............................................        35                          411                 2.47%
          Monument Advisor .................................        --       11.67               --   10.09%          --      N/A
          Monument .........................................        --       11.98               --    8.71%          --     1.30%
    2009  Total ............................................        55                          586                 2.48%
          Monument Advisor .................................        --       10.60               --  -31.52%          --      N/A
          Monument .........................................        --       11.02               --  -32.43%          --     1.30%
    2008  Total ............................................        88                        1,367                 2.66%
          Monument Advisor .................................        --       15.48               --   44.94%          --      N/A
          Monument .........................................        --       16.31               --   43.07%          --     1.30%
 Rydex Health Care Fund
    2012  Total ............................................        65                          965                 0.00%
          Monument Advisor .................................        --       14.92               --   17.20%          --      N/A
          Monument .........................................        --       13.72               --   15.68%          --     1.30%
    2011  Total ............................................       112                        1,428                 0.00%
          Monument Advisor .................................        --       12.73               --    4.69%          --      N/A
          Monument .........................................        --       11.86               --    3.31%          --     1.30%
    2010  Total ............................................        62                          757                 0.21%
          Monument Advisor .................................        --       12.16               --    6.76%          --      N/A
          Monument .........................................        --       11.48               --    5.42%          --     1.30%
    2009  Total ............................................        86                          974                 0.00%
          Monument Advisor .................................        --       11.39               --   24.62%          --      N/A
          Monument .........................................        --       10.89               --   23.05%          --     1.30%
    2008  Total ............................................        73                          670                 0.00%
          Monument Advisor .................................        --        9.14               --  -24.84%          --      N/A
          Monument .........................................        --        8.85               --  -25.88%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
 Rydex Internet Fund
    2012  Total ............................................        28                   $      479                 0.00%
          Monument Advisor .................................        --      $16.94               --   19.38%          --      N/A
          Monument .........................................        --       13.98               --   17.78%          --     1.30%
    2011  Total ............................................        23                          329                 0.00%
          Monument Advisor .................................        --       14.19               --  -11.97%          --      N/A
          Monument .........................................        --       11.87               --  -13.10%          --     1.30%
    2010  Total ............................................       101                        1,621                 0.00%
          Monument Advisor .................................        --       16.12               --   20.84%          --      N/A
          Monument .........................................        --       13.66               --   19.20%          --     1.30%
    2009  Total ............................................        42                          566                 0.00%
          Monument Advisor .................................        --       13.34               --   65.71%          --      N/A
          Monument .........................................        --       11.46               --   63.71%          --     1.30%
    2008  Total ............................................         6                           51                 0.00%
          Monument Advisor .................................        --        8.05               --  -44.83%          --      N/A
          Monument .........................................        --        7.00               --  -45.57%          --     1.30%
 Rydex Inverse Dow 2X Strategy Fund
    2012  Total ............................................        24                           56                 0.00%
          Monument Advisor .................................        --        2.31               --  -22.48%          --      N/A
          Monument .........................................        --        1.99               --  -23.75%          --     1.30%
    2011  Total ............................................        71                          211                 0.00%
          Monument Advisor .................................        --        2.98               --  -27.14%          --      N/A
          Monument .........................................        --        2.61               --  -27.90%          --     1.30%
    2010  Total ............................................       373                        1,527                 0.00%
          Monument Advisor .................................        --        4.09               --  -30.32%          --      N/A
          Monument .........................................        --        3.62               --  -31.18%          --     1.30%
    2009  Total ............................................       171                        1,002                 0.00%
          Monument Advisor .................................        --        5.87               --  -44.62%          --      N/A
          Monument .........................................        --        5.26               --  -45.38%          --     1.30%
    2008  Total ............................................        47                          497                 0.81%
          Monument Advisor .................................        --       10.60               --   60.85%          --      N/A
          Monument .........................................        --        9.63               --   58.91%          --     1.30%
 Rydex Inverse Government Long Bond Strategy Fund
    2012  Total ............................................       245                        1,203                 0.00%
          Monument Advisor .................................        --        4.90               --   -6.31%          --      N/A
          Monument .........................................        --        3.63               --   -7.40%          --     1.30%
    2011  Total ............................................        40                          208                 0.00%
          Monument Advisor .................................        --        5.23               --  -30.45%          --      N/A
          Monument .........................................        --        3.92               --  -31.35%          --     1.30%
    2010  Total ............................................       120                          898                 0.00%
          Monument Advisor .................................        --        7.52               --  -12.76%          --      N/A
          Monument .........................................        --        5.71               --  -13.88%          --     1.30%
    2009  Total ............................................       657                        5,665                 0.00%
          Monument Advisor .................................        --        8.62               --   19.39%          --      N/A
          Monument .........................................        --        6.63               --   17.97%          --     1.30%
    2008  Total ............................................        67                          483                 0.58%
          Monument Advisor .................................        --        7.22               --  -30.17%          --      N/A
          Monument .........................................        --        5.62               --  -31.13%          --     1.30%
 Rydex Inverse Mid-Cap Strategy Fund .......................
    2012  Total ............................................         8                           34                 0.00%
          Monument Advisor .................................        --        4.08               --  -18.40%          --      N/A
          Monument .........................................        --        3.35               --  -19.47%          --     1.30%
    2011  Total ............................................         9                           46                 0.00%
          Monument Advisor .................................        --        5.00               --   -7.24%          --      N/A
          Monument .........................................        --        4.16               --   -8.57%          --     1.30%
    2010  Total ............................................         6                           30                 0.00%
          Monument Advisor .................................        --        5.39               --  -25.35%          --      N/A
          Monument .........................................        --        4.55               --  -26.26%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
 Rydex Inverse Mid-Cap Strategy Fund (continued)
    2009  Total ............................................         2                   $       13                 0.00%
          Monument Advisor .................................        --      $ 7.22               --  -35.25%          --      N/A
          Monument .........................................        --        6.17               --  -36.13%          --     1.30%
    2008  Total ............................................         9                          104                 0.64%
          Monument Advisor .................................        --       11.15               --   34.34%          --      N/A
          Monument .........................................        --        9.66               --   32.69%          --     1.30%
 Rydex Inverse NASDAQ-100(R) Strategy Fund
    2012  Total ............................................       195                          777                 0.00%
          Monument Advisor .................................        --        3.98               --  -18.61%          --      N/A
          Monument .........................................        --        3.52               --  -19.82%          --     1.30%
    2011  Total ............................................       138                          673                 0.00%
          Monument Advisor .................................        --        4.89               --   -9.94%          --      N/A
          Monument .........................................        --        4.39               --  -11.13%          --     1.30%
    2010  Total ............................................        66                          358                 0.00%
          Monument Advisor .................................        --        5.43               --  -21.30%          --      N/A
          Monument .........................................        --        4.94               --  -22.33%          --     1.30%
    2009  Total ............................................        74                          509                 0.04%
          Monument Advisor .................................        --        6.90               --  -40.10%          --      N/A
          Monument .........................................        --        6.36               --  -40.84%          --     1.30%
    2008  Total ............................................        14                          162                 0.53%
          Monument Advisor .................................        --       11.52               --   48.07%          --      N/A
          Monument .........................................        --       10.75               --   46.06%          --     1.30%
 Rydex Inverse Russell 2000(R) Strategy Fund
    2012  Total ............................................        27                          101                 0.00%
          Monument Advisor .................................        --        3.71               --  -18.28%          --      N/A
          Monument .........................................        --        3.14               --  -19.28%          --     1.30%
    2011  Total ............................................       211                          956                 0.00%
          Monument Advisor .................................        --        4.54               --   -7.54%          --      N/A
          Monument .........................................        --        3.89               --   -8.69%          --     1.30%
    2010  Total ............................................        31                          155                 0.00%
          Monument Advisor .................................        --        4.91               --  -27.58%          --      N/A
          Monument .........................................        --        4.26               --  -28.64%          --     1.30%
    2009  Total ............................................        78                          529                 0.00%
          Monument Advisor .................................        --        6.78               --  -32.87%          --      N/A
          Monument .........................................        --        5.97               --  -33.74%          --     1.30%
    2008  Total ............................................        36                          367                 0.99%
          Monument Advisor .................................        --       10.10               --   24.69%          --      N/A
          Monument .........................................        --        9.01               --   23.09%          --     1.30%
 Rydex Inverse S&P 500 Strategy Fund
    2012  Total ............................................       101                          563                 0.00%
          Monument Advisor .................................        --        5.60               --  -16.91%          --      N/A
          Monument .........................................        --        3.75               --  -18.12%          --     1.30%
    2011  Total ............................................        45                          306                 0.00%
          Monument Advisor .................................        --        6.74               --   -9.04%          --      N/A
          Monument .........................................        --        4.58               --  -10.20%          --     1.30%
    2010  Total ............................................        86                          635                 0.00%
          Monument Advisor .................................        --        7.41               --  -16.93%          --      N/A
          Monument .........................................        --        5.10               --  -18.01%          --     1.30%
    2009  Total ............................................       106                          944                 0.00%
          Monument Advisor .................................        --        8.92               --  -27.60%          --      N/A
          Monument .........................................        --        6.22               --  -28.51%          --     1.30%
    2008  Total ............................................        72                          893                 0.77%
          Monument Advisor .................................        --       12.32               --   39.21%          --      N/A
          Monument .........................................        --        8.70               --   37.44%          --     1.30%
 Rydex Japan 2X Strategy Fund
    2012  Total ............................................        39                          404                 0.00%
          Monument Advisor .................................        --       10.32               --   20.14%          --      N/A
          Monument .........................................        --        8.56               --   18.56%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
 Rydex Japan 2X Strategy Fund (continued)
    2011  Total ............................................         2                   $       20                 0.00%
          Monument Advisor .................................        --      $ 8.59               --  -28.95%          --      N/A
          Monument .........................................        --        7.22               --  -29.83%          --     1.30%
    2010  Total ............................................        47                          565                 0.00%
          Monument Advisor .................................        --       12.09               --   15.69%          --      N/A
          Monument .........................................        --       10.29               --   14.21%          --     1.30%
    2009  Total ............................................        16                          166                 0.20%
          Monument Advisor .................................        --       10.45               --   23.67%          --      N/A
          Monument .........................................        --        9.01               --   22.09%          --     1.30%
    2008  Total ............................................        32                          274                 0.74%
          Monument Advisor .................................        --        8.45               --  -32.99%          --      N/A
          Monument .........................................        --        7.38               --  -33.81%          --     1.30%
 Rydex Leisure Fund
    2012  Total ............................................        49                          680                 0.00%
          Monument Advisor .................................        --       13.81               --   21.35%          --      N/A
          Monument .........................................        --       13.39               --   19.66%          --     1.30%
    2011  Total ............................................        48                          546                 0.00%
          Monument Advisor .................................        --       11.38               --    2.43%          --      N/A
          Monument .........................................        --       11.19               --    1.18%          --     1.30%
    2010  Total ............................................        31                          349                 0.22%
          Monument Advisor .................................        --       11.11               --   30.40%          --      N/A
          Monument .........................................        --       11.06               --   28.60%          --     1.30%
    2009  Total ............................................         8                           66                 0.00%
          Monument Advisor .................................        --        8.52               --   36.76%          --      N/A
          Monument .........................................        --        8.60               --   35.01%          --     1.30%
    2008  Total ............................................        12                           72                 0.00%
          Monument Advisor .................................        --        6.23               --  -49.10%          --      N/A
          Monument .........................................        --        6.37               --  -49.76%          --     1.30%
 Rydex Mid Cap 1.5X Strategy Fund
    2012  Total ............................................        49                          750                 0.00%
          Monument Advisor .................................        --       15.26               --   24.27%          --      N/A
          Monument .........................................        --       22.88               --   22.68%          --     1.30%
    2011  Total ............................................        20                          248                 0.00%
          Monument Advisor .................................        --       12.28               --   -7.60%          --      N/A
          Monument .........................................        --       18.65               --   -8.76%          --     1.30%
    2010  Total ............................................       120                        1,593                 0.00%
          Monument Advisor .................................        --       13.29               --   37.58%          --      N/A
          Monument .........................................        --       20.44               --   35.72%          --     1.30%
    2009  Total ............................................        61                          597                 0.18%
          Monument Advisor .................................        --        9.66               --   52.37%          --      N/A
          Monument .........................................        --       15.06               --   50.45%          --     1.30%
    2008  Total ............................................        72                          462                 0.00%
          Monument Advisor .................................        --        6.34               --  -54.81%          --      N/A
          Monument .........................................        --       10.01               --  -55.41%          --     1.30%
 Rydex NASDAQ-100(R) Fund
    2012  Total ............................................       100                        1,785                 0.00%
          Monument Advisor .................................        --       17.88               --   16.79%          --      N/A
          Monument .........................................        --       20.05               --   15.30%          --     1.30%
    2011  Total ............................................       177                        2,710                 0.00%
          Monument Advisor .................................        --       15.31               --    2.20%          --      N/A
          Monument .........................................        --       17.39               --    0.81%          --     1.30%
    2010  Total ............................................       154                        2,313                 0.00%
          Monument Advisor .................................        --       14.98               --   18.42%          --      N/A
          Monument .........................................        --       17.25               --   16.95%          --     1.30%
    2009  Total ............................................       178                        2,254                 0.00%
          Monument Advisor .................................        --       12.65               --   52.04%          --      N/A
          Monument .........................................        --       14.75               --   50.05%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
 Rydex NASDAQ-100(R) Fund (continued)
    2008  Total ............................................        39                   $      329                 0.30%
          Monument Advisor .................................        --      $ 8.32               --  -41.90%          --      N/A
          Monument .........................................        --        9.83               --  -42.65%          --     1.30%
 Rydex NASDAQ-100(R) 2X Strategy Fund
    2012  Total ............................................        43                          798                 0.00%
          Monument Advisor .................................        --       18.68               --   34.10%          --      N/A
          Monument .........................................        --       15.50               --   32.48%          --     1.30%
    2011  Total ............................................       149                        2,063                 0.00%
          Monument Advisor .................................        --       13.93               --   -0.64%          --      N/A
          Monument .........................................        --       11.70               --   -2.01%          --     1.30%
    2010  Total ............................................       237                        3,328                 0.00%
          Monument Advisor .................................        --       14.02               --   36.91%          --      N/A
          Monument .........................................        --       11.94               --   35.22%          --     1.30%
    2009  Total ............................................       310                        3,179                 0.00%
          Monument Advisor .................................        --       10.24               --  117.87%          --      N/A
          Monument .........................................        --        8.83               --  114.84%          --     1.30%
    2008  Total ............................................       608                        2,857                 0.06%
          Monument Advisor .................................        --        4.70               --  -72.61%          --      N/A
          Monument .........................................        --        4.11               --  -72.94%          --     1.30%
 Rydex Nova Fund
    2012  Total ............................................       179                        2,148                 0.00%
          Monument Advisor .................................        --       12.00               --   22.32%          --      N/A
          Monument .........................................        --       11.38               --   20.68%          --     1.30%
    2011  Total ............................................       194                        1,901                 0.04%
          Monument Advisor .................................        --        9.81               --   -1.21%          --      N/A
          Monument .........................................        --        9.43               --   -2.48%          --     1.30%
    2010  Total ............................................       257                        2,556                 0.21%
          Monument Advisor .................................        --        9.93               --   19.93%          --      N/A
          Monument .........................................        --        9.67               --   18.36%          --     1.30%
    2009  Total ............................................       180                        1,494                 1.62%
          Monument Advisor .................................        --        8.28               --   35.52%          --      N/A
          Monument .........................................        --        8.17               --   33.72%          --     1.30%
    2008  Total ............................................        49                          299                 0.20%
          Monument Advisor .................................        --        6.11               --  -54.47%          --      N/A
          Monument .........................................        --        6.11               --  -55.04%          --     1.30%
 Rydex Precious Metals Fund
    2012  Total ............................................       240                        4,666                 0.00%
          Monument Advisor .................................        --       19.45               --   -4.09%          --      N/A
          Monument .........................................        --       16.69               --   -5.39%          --     1.30%
    2011  Total ............................................       199                        4,031                 0.07%
          Monument Advisor .................................        --       20.28               --  -24.16%          --      N/A
          Monument .........................................        --       17.64               --  -25.13%          --     1.30%
    2010  Total ............................................       237                        6,327                 0.01%
          Monument Advisor .................................        --       26.74               --   38.05%          --      N/A
          Monument .........................................        --       23.56               --   36.34%          --     1.30%
    2009  Total ............................................       171                        3,316                 0.00%
          Monument Advisor .................................        --       19.37               --   49.23%          --      N/A
          Monument .........................................        --       17.28               --   47.31%          --     1.30%
    2008  Total ............................................       186                        2,415                 0.00%
          Monument Advisor .................................        --       12.98               --  -38.54%          --      N/A
          Monument .........................................        --       11.73               --  -39.38%          --     1.30%
 Rydex Real Estate Fund
    2012  Total ............................................       129                        1,681                 1.27%
          Monument Advisor .................................        --       13.06               --   18.30%          --      N/A
          Monument .........................................        --       15.09               --   16.80%          --     1.30%
    2011  Total ............................................       143                        1,580                 1.74%
          Monument Advisor .................................        --       11.04               --    2.32%          --      N/A
          Monument .........................................        --       12.92               --    0.94%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
 Rydex Real Estate Fund (continued)
    2010  Total ............................................       255                   $    2,754                 2.48%
          Monument Advisor .................................        --      $10.79               --   24.88%          --      N/A
          Monument .........................................        --       12.80               --   23.31%          --     1.30%
    2009  Total ............................................        98                          850                 8.14%
          Monument Advisor .................................        --        8.64               --   25.22%          --      N/A
          Monument .........................................        --       10.38               --   23.57%          --     1.30%
    2008  Total ............................................        65                          445                 0.69%
          Monument Advisor .................................        --        6.90               --  -41.62%          --      N/A
          Monument .........................................        --        8.40               --  -42.39%          --     1.30%
 Rydex Retailing Fund
    2012  Total ............................................        35                          553                 0.00%
          Monument Advisor .................................        --       15.79               --   16.79%          --      N/A
          Monument .........................................        --       14.52               --   15.24%          --     1.30%
    2011  Total ............................................        71                          954                 0.00%
          Monument Advisor .................................        --       13.52               --    5.30%          --      N/A
          Monument .........................................        --       12.60               --    3.96%          --     1.30%
    2010  Total ............................................        11                          136                 0.00%
          Monument Advisor .................................        --       12.84               --   25.15%          --      N/A
          Monument .........................................        --       12.12               --   23.55%          --     1.30%
    2009  Total ............................................         1                           14                 0.00%
          Monument Advisor .................................        --       10.26               --   44.10%          --      N/A
          Monument .........................................        --        9.81               --   42.38%          --     1.30%
    2008  Total ............................................         7                           53                 0.00%
          Monument Advisor .................................        --        7.12               --  -32.89%          --      N/A
          Monument .........................................        --        6.89               --  -33.88%          --     1.30%
 Rydex Russell 2000(R) 1.5X Strategy Fund
    2012  Total ............................................        22                          288                 0.00%
          Monument Advisor .................................        --       13.16               --   22.08%          --      N/A
          Monument .........................................        --       19.78               --   20.46%          --     1.30%
    2011  Total ............................................        48                          514                 0.00%
          Monument Advisor .................................        --       10.78               --  -12.14%          --      N/A
          Monument .........................................        --       16.42               --  -13.31%          --     1.30%
    2010  Total ............................................       132                        1,624                 0.00%
          Monument Advisor .................................        --       12.27               --   37.87%          --      N/A
          Monument .........................................        --       18.94               --   36.06%          --     1.30%
    2009  Total ............................................         8                           79                 0.00%
          Monument Advisor .................................        --        8.90               --   33.23%          --      N/A
          Monument .........................................        --       13.92               --   31.57%          --     1.30%
    2008  Total ............................................        84                          564                 0.24%
          Monument Advisor .................................        --        6.68               --  -51.35%          --      N/A
          Monument .........................................        --       10.58               --  -51.97%          --     1.30%
 Rydex Russell 2000(R) 2X Strategy Fund
    2012  Total ............................................        85                          550                 0.00%
          Monument Advisor .................................        --        6.45               --   29.26%          --      N/A
    2011  Total ............................................        49                          245                 0.00%
          Monument Advisor .................................        --        4.99               --  -19.39%          --      N/A
    2010  Total ............................................       162                        1,003                 0.00%
          Monument Advisor .................................        --        6.19               --   48.44%          --      N/A
    2009  Total ............................................       134                          559                 0.01%
          Monument Advisor .................................        --        4.17               --   35.83%          --      N/A
    2008  Total ............................................       224                          687                 0.39%
          Monument Advisor .................................        --        3.07               --  -66.23%          --      N/A
 Rydex S&P 500 2X Strategy Fund
    2012  Total ............................................        55                          564                 0.00%
          Monument Advisor .................................        --       10.32               --   29.49%          --      N/A
          Monument .........................................        --        9.80               --   27.77%          --     1.30%
    2011  Total ............................................       564                        4,497                 0.00%
          Monument Advisor .................................        --        7.97               --   -3.98%          --      N/A
          Monument .........................................        --        7.67               --   -5.19%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
 Rydex S&P 500 2X Strategy Fund (continued)
    2010  Total ............................................       126                   $    1,049                 0.00%
          Monument Advisor .................................        --      $ 8.30               --   25.38%          --      N/A
          Monument .........................................        --        8.09               --   23.89%          --     1.30%
    2009  Total ............................................       808                        5,347                 1.16%
          Monument Advisor .................................        --        6.62               --   46.46%          --      N/A
          Monument .........................................        --        6.53               --   44.47%          --     1.30%
    2008  Total ............................................       153                          689                 0.00%
          Monument Advisor .................................        --        4.52               --  -67.99%          --      N/A
          Monument .........................................        --        4.52               --  -68.41%          --     1.30%
 Rydex S&P 500 Pure Growth Fund
    2012  Total ............................................       134                        1,943                 0.00%
          Monument Advisor .................................        --       14.54               --   13.33%          --      N/A
          Monument .........................................        --       13.21               --   11.85%          --     1.30%
    2011  Total ............................................       231                        2,960                 0.00%
          Monument Advisor .................................        --       12.83               --   -1.08%          --      N/A
          Monument .........................................        --       11.81               --   -2.40%          --     1.30%
    2010  Total ............................................       191                        2,472                 0.00%
          Monument Advisor .................................        --       12.97               --   25.07%          --      N/A
          Monument .........................................        --       12.10               --   23.47%          --     1.30%
    2009  Total ............................................       174                        1,804                 0.00%
          Monument Advisor .................................        --       10.37               --   47.09%          --      N/A
          Monument .........................................        --        9.80               --   45.19%          --     1.30%
    2008  Total ............................................       205                        1,444                 0.00%
          Monument Advisor .................................        --        7.05               --  -39.80%          --      N/A
          Monument .........................................        --        6.75               --  -40.58%          --     1.30%
 Rydex S&P 500 Pure Value Fund
    2012  Total ............................................       163                        2,201                 1.11%
          Monument Advisor .................................        --       13.47               --   22.23%          --      N/A
          Monument .........................................        --       12.92               --   20.63%          --     1.30%
    2011  Total ............................................        59                          652                 0.01%
          Monument Advisor .................................        --       11.02               --   -3.16%          --      N/A
          Monument .........................................        --       10.71               --   -4.37%          --     1.30%
    2010  Total ............................................       202                        2,294                 0.82%
          Monument Advisor .................................        --       11.38               --   20.30%          --      N/A
          Monument .........................................        --       11.20               --   18.77%          --     1.30%
    2009  Total ............................................       207                        1,961                 1.52%
          Monument Advisor .................................        --        9.46               --   51.12%          --      N/A
          Monument .........................................        --        9.43               --   49.21%          --     1.30%
    2008  Total ............................................        54                          339                 2.64%
          Monument Advisor .................................        --        6.26               --  -48.60%          --      N/A
          Monument .........................................        --        6.32               --  -49.28%          --     1.30%
 Rydex S&P MidCap 400 Pure Growth Fund
    2012  Total ............................................        67                        1,333                 0.00%
          Monument Advisor .................................        --       19.96               --   16.05%          --      N/A
          Monument .........................................        --       19.03               --   14.57%          --     1.30%
    2011  Total ............................................       159                        2,740                 0.00%
          Monument Advisor .................................        --       17.20               --   -0.69%          --      N/A
          Monument .........................................        --       16.61               --   -1.95%          --     1.30%
    2010  Total ............................................       374                        6,481                 0.00%
          Monument Advisor .................................        --       17.32               --   32.62%          --      N/A
          Monument .........................................        --       16.94               --   30.91%          --     1.30%
    2009  Total ............................................       148                        1,929                 0.00%
          Monument Advisor .................................        --       13.06               --   56.78%          --      N/A
          Monument .........................................        --       12.94               --   54.78%          --     1.30%
    2008  Total ............................................        45                          377                 0.00%
          Monument Advisor .................................        --        8.33               --  -36.12%          --      N/A
          Monument .........................................        --        8.36               --  -37.00%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
 Rydex S&P MidCap 400 Pure Value Fund
    2012  Total ............................................        68                   $      992                 0.00%
          Monument Advisor .................................        --      $14.48               --   16.96%          --      N/A
          Monument .........................................        --       14.06               --   15.44%          --     1.30%
    2011  Total ............................................        42                          522                 0.00%
          Monument Advisor .................................        --       12.38               --   -7.13%          --      N/A
          Monument .........................................        --       12.18               --   -8.35%          --     1.30%
    2010  Total ............................................       111                        1,475                 0.72%
          Monument Advisor .................................        --       13.33               --   20.09%          --      N/A
          Monument .........................................        --       13.29               --   18.55%          --     1.30%
    2009  Total ............................................       147                        1,630                 1.90%
          Monument Advisor .................................        --       11.10               --   55.24%          --      N/A
          Monument .........................................        --       11.21               --   53.35%          --     1.30%
    2008  Total ............................................        43                          310                 0.00%
          Monument Advisor .................................        --        7.15               --  -43.61%          --      N/A
          Monument .........................................        --        7.31               --  -44.37%          --     1.30%
 Rydex S&P SmallCap 600 Pure Growth Fund
    2012  Total ............................................        40                          621                 0.00%
          Monument Advisor .................................        --       15.48               --   10.57%          --      N/A
          Monument .........................................        --       15.01               --    9.16%          --     1.30%
    2011  Total ............................................       252                        3,529                 0.00%
          Monument Advisor .................................        --       14.00               --    3.55%          --      N/A
          Monument .........................................        --       13.75               --    2.23%          --     1.30%
    2010  Total ............................................       190                        2,568                 0.00%
          Monument Advisor .................................        --       13.52               --   25.42%          --      N/A
          Monument .........................................        --       13.45               --   23.74%          --     1.30%
    2009  Total ............................................       249                        2,680                 0.00%
          Monument Advisor .................................        --       10.78               --   33.91%          --      N/A
          Monument .........................................        --       10.87               --   32.24%          --     1.30%
    2008  Total ............................................       259                        2,082                 0.00%
          Monument Advisor .................................        --        8.05               --  -34.29%          --      N/A
          Monument .........................................        --        8.22               --  -35.17%          --     1.30%
 Rydex S&P SmallCap 600 Pure Value Fund
    2012  Total ............................................        98                        1,314                 0.00%
          Monument Advisor .................................        --       13.35               --   20.38%          --      N/A
          Monument .........................................        --       12.75               --   18.83%          --     1.30%
    2011  Total ............................................        62                          690                 0.00%
          Monument Advisor .................................        --       11.09               --   -9.40%          --      N/A
          Monument .........................................        --       10.73               --  -10.58%          --     1.30%
    2010  Total ............................................       157                        1,921                 0.00%
          Monument Advisor .................................        --       12.24               --   25.03%          --      N/A
          Monument .........................................        --       12.00               --   23.46%          --     1.30%
    2009  Total ............................................       128                        1,249                 1.33%
          Monument Advisor .................................        --        9.79               --   62.35%          --      N/A
          Monument .........................................        --        9.72               --   60.13%          --     1.30%
    2008  Total ............................................        99                          594                 1.29%
          Monument Advisor .................................        --        6.03               --  -43.54%          --      N/A
          Monument .........................................        --        6.07               --  -44.21%          --     1.30%
 Rydex Strengthening Dollar 2X Strategy Fund
    2012  Total ............................................        51                          320                 0.00%
          Monument Advisor .................................        --        6.29               --   -6.26%          --      N/A
    2011  Total ............................................       474                        3,179                 0.00%
          Monument Advisor .................................        --        6.71               --   -4.28%          --      N/A
    2010  Total ............................................       132                          924                 0.00%
          Monument Advisor .................................        --        7.01               --   -4.50%          --      N/A
    2009  Total ............................................        49                          358                 0.00%
          Monument Advisor .................................        --        7.34               --  -15.83%          --      N/A
    2008  Total ............................................        89                          777                 0.00%
          Monument Advisor .................................        --        8.72               --    5.44%          --      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
 Rydex Technology Fund
    2012  Total ............................................        74                   $      976                 0.00%
          Monument Advisor .................................        --      $13.14               --   11.93%          --      N/A
          Monument .........................................        --       11.00               --   10.55%          --     1.30%
    2011  Total ............................................        50                          590                 0.00%
          Monument Advisor .................................        --       11.74               --   -9.13%          --      N/A
          Monument .........................................        --        9.95               --  -10.44%          --     1.30%
    2010  Total ............................................        71                          919                 0.00%
          Monument Advisor .................................        --       12.92               --   11.96%          --      N/A
          Monument .........................................        --       11.11               --   10.66%          --     1.30%
    2009  Total ............................................        57                          654                 0.00%
          Monument Advisor .................................        --       11.54               --   55.74%          --      N/A
          Monument .........................................        --       10.04               --   53.52%          --     1.30%
    2008  Total ............................................        44                          323                 0.00%
          Monument Advisor .................................        --        7.41               --  -45.43%          --      N/A
          Monument .........................................        --        6.54               --  -46.13%          --     1.30%
 Rydex Telecommunications Fund
    2012  Total ............................................        38                          412                 0.26%
          Monument Advisor .................................        --       10.75               --    4.88%          --      N/A
          Monument .........................................        --        9.32               --    3.44%          --     1.30%
    2011  Total ............................................        18                          186                 1.34%
          Monument Advisor .................................        --       10.25               --  -14.44%          --      N/A
          Monument .........................................        --        9.01               --  -15.48%          --     1.30%
    2010  Total ............................................        63                          754                 4.54%
          Monument Advisor .................................        --       11.98               --   14.53%          --      N/A
          Monument .........................................        --       10.66               --   13.04%          --     1.30%
    2009  Total ............................................         8                           82                 1.73%
          Monument Advisor .................................        --       10.46               --   28.66%          --      N/A
          Monument .........................................        --        9.43               --   26.92%          --     1.30%
    2008  Total ............................................        11                           89                 0.40%
          Monument Advisor .................................        --        8.13               --  -45.33%          --      N/A
          Monument .........................................        --        7.43               --  -46.00%          --     1.30%
 Rydex Transportation Fund
    2012  Total ............................................       147                        2,043                 0.00%
          Monument Advisor .................................        --       13.90               --   17.60%          --      N/A
          Monument .........................................        --       13.70               --   16.00%          --     1.30%
    2011  Total ............................................        55                          650                 0.00%
          Monument Advisor .................................        --       11.82               --  -11.13%          --      N/A
          Monument .........................................        --       11.81               --  -12.26%          --     1.30%
    2010  Total ............................................        49                          651                 0.00%
          Monument Advisor .................................        --       13.30               --   24.07%          --      N/A
          Monument .........................................        --       13.46               --   22.59%          --     1.30%
    2009  Total ............................................        13                          136                 0.60%
          Monument Advisor .................................        --       10.72               --   17.42%          --      N/A
          Monument .........................................        --       10.98               --   15.82%          --     1.30%
    2008  Total ............................................        36                          328                 0.00%
          Monument Advisor .................................        --        9.13               --  -25.23%          --      N/A
          Monument .........................................        --        9.48               --  -26.23%          --     1.30%
 Rydex U.S. Government Money Market Fund
    2012  Total ............................................       745                        8,255                 0.00%
          Monument Advisor .................................        --       11.09               --    0.00%          --      N/A
          Monument .........................................        --        9.90               --   -1.30%          --     1.30%
    2011  Total ............................................     4,974                       55,134                 0.00%
          Monument Advisor .................................        --       11.09               --    0.09%          --      N/A
          Monument .........................................        --       10.03               --   -1.28%          --     1.30%
    2010  Total ............................................     5,553                       61,553                 0.01%
          Monument Advisor .................................        --       11.08               --    0.00%          --      N/A
          Monument .........................................        --       10.16               --   -1.26%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
 Rydex U.S. Government Money Market Fund (continued)
    2009  Total ............................................     3,177                   $   35,208                 0.06%
          Monument Advisor .................................        --      $11.08               --    0.00%          --      N/A
          Monument .........................................        --       10.29               --   -1.25%          --     1.30%
    2008  Total ............................................     2,577                       28,535                 0.93%
          Monument Advisor .................................        --       11.08               --    1.19%          --      N/A
          Monument .........................................        --       10.42               --   -0.19%          --     1.30%
 Rydex Utilities Fund
    2012  Total ............................................       172                        2,513                 2.37%
          Monument Advisor .................................        --       14.59               --    1.11%          --      N/A
          Monument .........................................        --       15.81               --   -0.19%          --     1.30%
    2011  Total ............................................       408                        5,892                 2.49%
          Monument Advisor .................................        --       14.43               --   16.28%          --      N/A
          Monument .........................................        --       15.84               --   14.78%          --     1.30%
    2010  Total ............................................        98                        1,210                 3.79%
          Monument Advisor .................................        --       12.41               --    6.89%          --      N/A
          Monument .........................................        --       13.80               --    5.50%          --     1.30%
    2009  Total ............................................        48                          559                 4.74%
          Monument Advisor .................................        --       11.61               --   13.82%          --      N/A
          Monument .........................................        --       13.08               --   12.37%          --     1.30%
    2008  Total ............................................       144                        1,465                 0.72%
          Monument Advisor .................................        --       10.20               --  -29.56%          --      N/A
          Monument .........................................        --       11.64               --  -30.51%          --     1.30%
 Rydex Weakening Dollar 2X Strategy Fund
    2012  Total ............................................         8                           88                 0.00%
          Monument Advisor .................................        --       11.45               --    0.79%          --      N/A
    2011  Total ............................................         9                          102                 0.00%
          Monument Advisor .................................        --       11.36               --   -3.65%          --      N/A
    2010  Total ............................................        20                          237                 0.00%
          Monument Advisor .................................        --       11.79               --   -5.60%          --      N/A
    2009  Total ............................................        34                          427                 0.04%
          Monument Advisor .................................        --       12.49               --    6.57%          --      N/A
    2008  Total ............................................        43                          505                 0.00%
          Monument Advisor .................................        --       11.72               --  -12.21%          --      N/A
 U.S. Long Short Momentum Fund
    2012  Total ............................................        15                          200                 0.00%
          Monument Advisor .................................        --       13.35               --    4.46%          --      N/A
          Monument .........................................        --       15.67               --    3.02%          --     1.30%
    2011  Total ............................................        21                          274                 0.00%
          Monument Advisor .................................        --       12.78               --   -6.58%          --      N/A
          Monument .........................................        --       15.21               --   -7.76%          --     1.30%
    2010  Total ............................................        36                          492                 0.00%
          Monument Advisor .................................        --       13.68               --   11.22%          --      N/A
          Monument .........................................        --       16.49               --    9.79%          --     1.30%
    2009  Total ............................................        45                          559                 0.09%
          Monument Advisor .................................        --       12.30               --   27.33%          --      N/A
          Monument .........................................        --       15.02               --   25.69%          --     1.30%
    2008  Total ............................................        46                          442                 0.00%
          Monument Advisor .................................        --        9.66               --  -40.77%          --      N/A
          Monument .........................................        --       11.95               --  -41.54%          --     1.30%
 Variable Series All Cap Value Fund
    2012  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --       11.76               --   15.52%          --      N/A
    2011  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --       10.18               --   -4.32%          --      N/A
    2010  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --       10.64               --    5.98%          --      N/A
          Inception Nov 19 .................................        --       10.04               --     N/A          N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
 Variable Series Global Fund
    2012  Total ............................................        70                   $      711                 0.00%
          Monument Advisor .................................        --      $10.15               --   16.53%          --      N/A
    2011  Total ............................................         3                           26                 0.00%
          Monument Advisor .................................        --        8.71               --  -15.76%          --      N/A
    2010  Total ............................................         1                            8                 0.00%
          Monument Advisor .................................        --       10.34               --    3.19%          --      N/A
          Inception Nov 19 .................................        --       10.02               --     N/A          N/A      N/A
 Variable Series High Yield Fund
    2012  Total ............................................       434                        5,050                 0.00%
          Monument Advisor .................................        --       11.65               --   14.89%          --      N/A
    2011  Total ............................................        32                          322                 0.00%
          Monument Advisor .................................        --       10.14               --    0.00%          --      N/A
    2010  Total ............................................        39                          398                 0.00%
          Monument Advisor .................................        --       10.14               --    1.40%          --      N/A
          Inception Nov 19 .................................        --       10.00               --     N/A          N/A      N/A
 Variable Series Large Cap Concentrated Growth Fund
    2012  Total ............................................        54                          602                 0.00%
          Monument Advisor .................................        --       11.14               --   10.74%          --      N/A
    2011  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --       10.06               --   -4.37%          --      N/A
    2010  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --       10.52               --    4.89%          --      N/A
          Inception Nov 19 .................................        --       10.03               --     N/A          N/A      N/A
 Variable Series Large Cap Core Fund
    2012  Total ............................................         6                           71                 0.00%
          Monument Advisor .................................        --       11.45               --   13.03%          --      N/A
    2011  Total ............................................         2                           20                 0.00%
          Monument Advisor .................................        --       10.13               --   -3.98%          --      N/A
    2010  Total ............................................         1                           13                 0.00%
          Monument Advisor .................................        --       10.55               --    5.08%          --      N/A
          Inception Nov 19 .................................        --       10.04               --     N/A          N/A      N/A
 Variable Series Large Cap Value Fund
    2012  Total ............................................         3                           30                 0.00%
          Monument Advisor .................................        --       11.77               --   15.62%          --      N/A
    2011  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --       10.18               --   -3.96%          --      N/A
    2010  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --       10.60               --    5.47%          --      N/A
          Inception Nov 19 .................................        --       10.05               --     N/A          N/A      N/A
 Variable Series Managed Asset Allocation Fund
    2012  Total ............................................        11                          125                 0.00%
          Monument Advisor .................................        --       11.73               --   13.22%          --      N/A
    2011  Total ............................................         5                           48                 0.00%
          Monument Advisor .................................        --       10.36               --    0.68%          --      N/A
    2010  Total ............................................         3                           33                 0.00%
          Monument Advisor .................................        --       10.29               --    2.69%          --      N/A
          Inception Nov 19 .................................        --       10.02               --     N/A          N/A      N/A
 Variable Series Mid Cap Growth Fund
    2012  Total ............................................        35                          418                 0.00%
          Monument Advisor .................................        --       11.77               --   15.73%          --      N/A
    2011  Total ............................................        29                          299                 0.00%
          Monument Advisor .................................        --       10.17               --   -4.33%          --      N/A
    2010  Total ............................................        --                            5                 0.00%
          Monument Advisor .................................        --       10.63               --    5.56%          --      N/A
          Inception Nov 19 .................................        --       10.07               --     N/A          N/A      N/A
 Variable Series Small Cap Growth Fund
    2012  Total ............................................         3                           32                 0.00%
          Monument Advisor .................................        --       11.96               --   11.57%          --      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)
 Variable Series Small Cap Growth Fund (continued)
    2011  Total ............................................         4                   $       38                 0.00%
          Monument Advisor .................................        --      $10.72               --   -2.01%          --      N/A
    2010  Total ............................................         1                           10                 0.00%
          Monument Advisor .................................        --       10.94               --    8.86%          --      N/A
          Inception Nov 19 .................................        --       10.05               --     N/A          N/A      N/A
 Variable Series Small Cap Value Fund
    2012  Total ............................................        54                          678                 0.00%
          Monument Advisor .................................        --       12.45               --   19.48%          --      N/A
    2011  Total ............................................        13                          140                 0.00%
          Monument Advisor .................................        --       10.42               --   -4.58%          --      N/A
    2010  Total ............................................         5                           56                 0.00%
          Monument Advisor .................................        --       10.92               --    8.87%          --      N/A
          Inception Nov 19 .................................        --       10.03               --     N/A          N/A      N/A
 Variable Series U.S. Intermediate Bond Fund
    2012  Total ............................................         6                           70                 0.00%
          Monument Advisor .................................        --       11.03               --    5.85%          --      N/A
    2011  Total ............................................         5                           51                 0.00%
          Monument Advisor .................................        --       10.42               --    5.15%          --      N/A
    2010  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --        9.91               --   -1.00%          --      N/A
          Inception Nov 19 .................................        --       10.01               --     N/A          N/A      N/A
HATTERAS FUNDS
 Alpha Hedged Strategies Portfolio
    2012  Total ............................................        22                          226                 6.90%
          Monument Advisor .................................        --       10.08               --    0.60%          --      N/A
          Inception June 15 ................................                 10.02
INVESCO VARIABLE INSURANCE FUNDS:
 Balanced-Risk Allocation Fund
    2012  Total ............................................       314                        3,257                 1.19%
          Monument Advisor .................................        --       10.39               --    3.80%          --      N/A
          Inception May 1 ..................................                 10.01
 Core Equity Fund
    2012  Total ............................................        65                          857                 0.96%
          Monument Advisor .................................        --       13.25               --   13.93%          --      N/A
          Monument .........................................        --       12.14               --   12.41%          --     1.30%
    2011  Total ............................................        69                          801                 0.85%
          Monument Advisor .................................        --       11.63               --   -0.09%          --      N/A
          Monument .........................................        --       10.80               --   -1.37%          --     1.30%
    2010  Total ............................................        39                          455                 0.52%
          Monument Advisor .................................        --       11.64               --    9.60%          --      N/A
          Monument .........................................        --       10.95               --    8.09%          --     1.30%
    2009  Total ............................................       112                        1,193                 1.88%
          Monument Advisor .................................        --       10.62               --   28.26%          --      N/A
          Monument .........................................        --       10.13               --   26.63%          --     1.30%
    2008  Total ............................................       146                        1,211                 8.69%
          Monument Advisor .................................        --        8.28               --  -30.13%          --      N/A
          Monument .........................................        --        8.00               --  -31.03%          --     1.30%
 Diversified Dividend Fund
    2012  Total ............................................       119                        1,300                 2.21%
          Monument Advisor .................................        --       10.95               --   18.76%          --      N/A
    2011  Total ............................................        52                          483                 0.00%
          Monument Advisor .................................        --        9.22               --   -7.71%          --      N/A
          Inception April 29 ...............................        --        9.99               --     N/A          N/A      N/A
 Global Health Care Fund
    2012  Total ............................................        13                          213                 0.00%
          Monument Advisor .................................        --       16.00               --   20.85%          --      N/A
          Monument .........................................        --       14.14               --   19.32%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
 Global Health Care Fund (continued)
    2011  Total ............................................        26                   $      348                 0.00%
          Monument Advisor .................................        --      $13.24               --    4.01%          --      N/A
          Monument .........................................        --       11.85               --    2.60%          --     1.30%
    2010  Total ............................................        23                          289                 0.00%
          Monument Advisor .................................        --       12.73               --    5.29%          --      N/A
          Monument .........................................        --       11.55               --    3.96%          --     1.30%
    2009  Total ............................................        14                          173                 0.14%
          Monument Advisor .................................        --       12.09               --   27.67%          --      N/A
          Monument .........................................        --       11.11               --   25.96%          --     1.30%
    2008  Total ............................................         5                           42                 0.00%
          Monument Advisor .................................        --        9.47               --  -28.64%          --      N/A
          Monument .........................................        --        8.82               --  -29.50%          --     1.30%
 Global Real Estate Fund
    2012  Total ............................................       239                        3,906                 0.64%
          Monument Advisor .................................        --       16.17               --   28.13%          --      N/A
          Monument .........................................        --       27.88               --   26.44%          --     1.30%
    2011  Total ............................................       158                        2,020                 3.92%
          Monument Advisor .................................        --       12.62               --   -6.52%          --      N/A
          Monument .........................................        --       22.05               --   -7.70%          --     1.30%
    2010  Total ............................................       166                        2,310                 3.78%
          Monument Advisor .................................        --       13.50               --   17.49%          --      N/A
          Monument .........................................        --       23.89               --   15.97%          --     1.30%
    2009  Total ............................................       290                        3,412                 0.00%
          Monument Advisor .................................        --       11.49               --   31.46%          --      N/A
          Monument .........................................        --       20.60               --   29.80%          --     1.30%
    2008  Total ............................................       231                        2,081                 5.93%
          Monument Advisor .................................        --        8.74               --  -44.61%          --      N/A
          Monument .........................................        --       15.87               --  -45.35%          --     1.30%
 Government Securities Fund
    2012  Total ............................................        83                        1,101                 2.50%
          Monument Advisor .................................        --       13.26               --    2.55%          --      N/A
    2011  Total ............................................       208                        2,688                 1.71%
          Monument Advisor .................................        --       12.93               --    7.84%          --      N/A
    2010  Total ............................................        47                          560                 6.23%
          Monument Advisor .................................        --       11.99               --    5.45%          --      N/A
    2009  Total ............................................        77                          871                 5.04%
          Monument Advisor .................................        --       11.37               --    0.00%          --      N/A
    2008  Total ............................................       189                        2,150                10.21%
          Monument Advisor .................................        --       11.37               --   12.24%          --      N/A
 High Yield Fund
    2012  Total ............................................       267                        4,768                 1.93%
          Monument Advisor .................................        --       17.87               --   17.18%          --      N/A
          Monument .........................................        --       17.06               --   15.66%          --     1.30%
    2011  Total ............................................     1,441                       21,983                 6.29%
          Monument Advisor .................................        --       15.25               --    0.93%          --      N/A
          Monument .........................................        --       14.75               --   -0.34%          --     1.30%
    2010  Total ............................................       406                        6,126                 8.78%
          Monument Advisor .................................        --       15.11               --   13.61%          --      N/A
          Monument .........................................        --       14.80               --   12.12%          --     1.30%
    2009  Total ............................................       663                        8,813                 8.73%
          Monument Advisor .................................        --       13.30               --   52.70%          --      N/A
          Monument .........................................        --       13.20               --   50.86%          --     1.30%
    2008  Total ............................................       608                        5,293                 6.30%
          Monument Advisor .................................        --        8.71               --  -25.68%          --      N/A
          Monument .........................................        --        8.75               --  -26.66%          --     1.30%
 International Growth Fund
    2012  Total ............................................       578                        5,483                 1.49%
          Monument Advisor .................................        --        9.48               --   15.47%          --      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
 International Growth Fund (continued)
    2011  Total ............................................       309                   $    2,536                 1.14%
          Monument Advisor .................................        --      $ 8.21               --   -6.70%          --      N/A
    2010  Total ............................................       237                        2,081                 2.59%
          Monument Advisor .................................        --        8.80               --   12.82%          --      N/A
    2009  Total ............................................       104                          807                 1.53%
          Monument Advisor .................................        --        7.80               --   35.42%          --      N/A
    2008  Total ............................................       152                          877                 0.76%
          Monument Advisor .................................        --        5.76               --  -40.43%          --      N/A
 Mid Cap Core Equity Fund
    2012  Total ............................................        62                          903                 0.00%
          Monument Advisor .................................        --       14.51               --   10.59%          --      N/A
          Monument .........................................        --       17.78               --    9.21%          --     1.30%
    2011  Total ............................................        45                          588                 0.08%
          Monument Advisor .................................        --       13.12               --   -6.49%          --      N/A
          Monument .........................................        --       16.28               --   -7.71%          --     1.30%
    2010  Total ............................................        43                          597                 0.39%
          Monument Advisor .................................        --       14.03               --   13.79%          --      N/A
          Monument .........................................        --       17.64               --   12.29%          --     1.30%
    2009  Total ............................................        50                          620                 1.27%
          Monument Advisor .................................        --       12.33               --   29.79%          --      N/A
          Monument .........................................        --       15.71               --   28.14%          --     1.30%
    2008  Total ............................................        49                          464                 1.18%
          Monument Advisor .................................        --        9.50               --  -28.68%          --      N/A
          Monument .........................................        --       12.26               --  -29.58%          --     1.30%
 Money Market Fund
    2012  Total ............................................     8,034                       80,355                 0.02%
          Monument .........................................        --        9.91               --   -0.90%          --      N/A
          Monument Advisor .................................        --       10.00               --    0.00%          --      N/A
          Inception May 1 ..................................                 10.00
 Technology Fund
    2012  Total ............................................        14                          216                 0.00%
          Monument Advisor .................................        --       15.45               --   11.23%          --      N/A
          Monument .........................................        --        6.90               --    9.87%          --     1.30%
    2011  Total ............................................         7                           96                 0.04%
          Monument Advisor .................................        --       13.89               --   -5.06%          --      N/A
          Monument .........................................        --        6.28               --   -6.41%          --     1.30%
    2010  Total ............................................         8                          123                 0.00%
          Monument Advisor .................................        --       14.63               --   21.31%          --      N/A
          Monument .........................................        --        6.71               --   19.82%          --     1.30%
    2009  Total ............................................        29                          345                 0.00%
          Monument Advisor .................................        --       12.06               --   57.44%          --      N/A
          Monument .........................................        --        5.60               --   55.56%          --     1.30%
    2008  Total ............................................         1                            8                 0.00%
          Monument Advisor .................................        --        7.66               --  -44.49%          --      N/A
          Monument .........................................        --        3.60               --  -45.29%          --     1.30%
 Van Kampen Comstock Fund
    2012  Total ............................................        25                          305                 2.39%
          Monument Advisor .................................        --       12.30               --   19.19%          --      N/A
    2011  Total ............................................        16                          160                 3.28%
          Monument Advisor .................................        --       10.32               --   -1.81%          --      N/A
    2010  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --       10.51               --    5.10%          --      N/A
          Inception Nov 19 .................................        --       10.00               --     N/A          N/A      N/A
 Van Kampen Equity and Income Fund
    2012  Total ............................................        38                          435                 2.41%
          Monument Advisor .................................        --       11.59               --   12.63%          --      N/A
    2011  Total ............................................        13                          137                 0.56%
          Monument Advisor .................................        --       10.29               --   -1.25%          --      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
 Van Kampen Equity and Income Fund (continued)
    2010  Total ............................................         3                   $       35                 0.00%
          Monument Advisor .................................        --      $10.42               --    4.10%          --      N/A
          Inception Nov 19 .................................        --       10.01               --     N/A          N/A      N/A
 Van Kampen Growth and Income Fund
    2012  Total ............................................        53                          629                 3.09%
          Monument Advisor .................................        --       11.88               --   14.67%          --      N/A
    2011  Total ............................................        38                          396                 1.02%
          Monument Advisor .................................        --       10.36               --   -1.99%          --      N/A
    2010  Total ............................................        --                            4                 0.00%
          Monument Advisor .................................        --       10.57               --    5.49%          --      N/A
          Inception Nov 19 .................................        --       10.02               --     N/A          N/A      N/A
 Van Kampen Value Opportunities Fund
    2012  Total ............................................        11                          117                 1.63%
          Monument Advisor .................................        --       10.92               --   17.67%          --      N/A
          Monument .........................................        --       13.28               --   16.08%          --     1.30%
    2011  Total ............................................         1                            5                 0.00%
          Monument Advisor .................................        --        9.28               --   -3.43%          --      N/A
          Monument .........................................        --       11.44               --   -4.59%          --     1.30%
    2010  Total ............................................        --                            4                 0.19%
          Monument Advisor .................................        --        9.61               --    7.02%          --      N/A
          Monument .........................................        --       11.99               --    5.55%          --     1.30%
    2009  Total ............................................        65                          588                 1.57%
          Monument Advisor .................................        --        8.98               --   47.70%          --      N/A
          Monument .........................................        --       11.36               --   45.83%          --     1.30%
    2008  Total ............................................        44                          269                 0.48%
          Monument Advisor .................................        --        6.08               --  -51.90%          --      N/A
          Monument .........................................        --        7.79               --  -52.53%          --     1.30%
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.:
 Asset Strategy Portfolio
    2012  Total ............................................       552                        6,611                 1.17%
          Monument Advisor .................................        --       11.97               --   19.22%          --      N/A
    2011  Total ............................................       651                        6,534                 0.95%
          Monument Advisor .................................        --       10.04               --   -7.21%          --      N/A
    2010  Total ............................................       465                        5,031                 0.92%
          Monument Advisor .................................        --       10.82               --    8.63%          --      N/A
    2009  Total ............................................        94                          936                 0.00%
          Monument Advisor .................................        --        9.96               --   -0.20%          --      N/A
          Inception Nov 20 .................................        --        9.98               --     N/A          N/A      N/A
 Balanced Portfolio
    2012  Total ............................................        55                          751                 1.06%
          Monument Advisor .................................        --       13.57               --   11.78%          --      N/A
    2011  Total ............................................        32                          384                 1.32%
          Monument Advisor .................................        --       12.14               --    3.32%          --      N/A
    2010  Total ............................................        22                          257                 1.92%
          Monument Advisor .................................        --       11.75               --   17.03%          --      N/A
    2009  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --       10.04               --    0.60%          --      N/A
          Inception Nov 20 .................................        --        9.98               --     N/A          N/A      N/A
 Bond Portfolio
    2012  Total ............................................        42                          498                 2.48%
          Monument Advisor .................................        --       11.93               --    5.76%          --      N/A
    2011  Total ............................................        18                          199                 3.46%
          Monument Advisor .................................        --       11.28               --    7.33%          --      N/A
    2010  Total ............................................        52                          546                 1.66%
          Monument Advisor .................................        --       10.51               --    6.05%          --      N/A
    2009  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --        9.91               --   -0.90%          --      N/A
          Inception Nov 20 .................................        --       10.00               --     N/A          N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.: (continued)
 Dividend Opportunities Portfolio
    2012  Total ............................................        16                   $      209                 1.32%
          Monument Advisor .................................        --      $12.69               --   13.20%          --      N/A
    2011  Total ............................................        65                          727                 0.92%
          Monument Advisor .................................        --       11.21               --   -4.68%          --      N/A
    2010  Total ............................................        17                          198                 0.96%
          Monument Advisor .................................        --       11.76               --   16.32%          --      N/A
    2009  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --       10.11               --    1.71%          --      N/A
          Inception Nov 20 .................................        --        9.94               --     N/A          N/A      N/A
 Energy Portfolio
    2012  Total ............................................        92                        1,076                 0.00%
          Monument Advisor .................................        --       11.68               --    1.30%          --      N/A
    2011  Total ............................................        42                          488                 0.00%
          Monument Advisor .................................        --       11.53               --   -9.07%          --      N/A
    2010  Total ............................................        27                          336                 0.23%
          Monument Advisor .................................        --       12.68               --   22.04%          --      N/A
    2009  Total ............................................        11                          110                 0.00%
          Monument Advisor .................................        --       10.39               --    5.16%          --      N/A
          Inception Nov 20 .................................        --        9.88               --     N/A          N/A      N/A
 Global Bond Portfolio
    2012  Total ............................................        64                          686                 5.66%
          Monument Advisor .................................        --       10.65               --    6.50%          --      N/A
    2011  Total ............................................         9                           91                 2.26%
          Monument Advisor .................................        --       10.00               --    0.00%          --      N/A
    2010  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --       10.00               --    0.00%          --      N/A
          Inception Nov 19 .................................        --       10.00               --     N/A          N/A      N/A
 Global Natural Resources Portfolio
    2012  Total ............................................        95                          844                 0.00%
          Monument Advisor .................................        --        8.86               --    1.84%          --      N/A
    2011  Total ............................................        39                          339                 0.00%
          Monument Advisor .................................        --        8.70               --  -21.48%          --      N/A
    2010  Total ............................................         5                           52                 0.00%
          Monument Advisor .................................        --       11.08               --    9.49%          --      N/A
          Inception Nov 19 .................................        --       10.12               --     N/A          N/A      N/A
 Growth Portfolio
    2012  Total ............................................        10                          135                 0.07%
          Monument Advisor .................................        --       13.31               --   12.70%          --      N/A
    2011  Total ............................................         8                           90                 0.12%
          Monument Advisor .................................        --       11.81               --    2.16%          --      N/A
    2010  Total ............................................         5                           54                 0.59%
          Monument Advisor .................................        --       11.56               --   12.56%          --      N/A
    2009  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --       10.27               --    3.22%          --      N/A
          Inception Nov 20 .................................        --        9.95               --     N/A          N/A      N/A
 High Income Portfolio
    2012  Total ............................................       449                        6,608                 4.96%
          Monument Advisor .................................        --       14.73               --   18.69%          --      N/A
    2011  Total ............................................       121                        1,503                 7.56%
          Monument Advisor .................................        --       12.41               --    5.26%          --      N/A
    2010  Total ............................................        35                          414                 6.45%
          Monument Advisor .................................        --       11.79               --   14.80%          --      N/A
    2009  Total ............................................        11                          109                 0.00%
          Monument Advisor .................................        --       10.27               --    2.70%          --      N/A
          Inception Nov 20 .................................        --       10.00               --     N/A          N/A      N/A
 Mid Cap Growth Portfolio
    2012  Total ............................................       102                        1,593                 0.00%
          Monument Advisor .................................        --       15.57               --   13.57%          --      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.: (continued)
 Mid Cap Growth Portfolio (continued)
    2011  Total ............................................       114                   $    1,565                 0.01%
          Monument Advisor .................................        --      $13.71               --   -0.58%          --      N/A
    2010  Total ............................................        69                          957                 0.02%
          Monument Advisor .................................        --       13.79               --   31.58%          --      N/A
    2009  Total ............................................         2                           21                 0.00%
          Monument Advisor .................................        --       10.48               --    5.43%          --      N/A
          Inception Nov 20 .................................        --        9.94               --     N/A          N/A      N/A
 Science and Technology Portfolio
    2012  Total ............................................        41                          590                 0.00%
          Monument Advisor .................................        --       14.52               --   27.82%          --      N/A
    2011  Total ............................................        32                          367                 0.00%
          Monument Advisor .................................        --       11.36               --   -5.80%          --      N/A
    2010  Total ............................................        25                          301                 0.00%
          Monument Advisor .................................        --       12.06               --   12.82%          --      N/A
    2009  Total ............................................         1                           15                 0.00%
          Monument Advisor .................................        --       10.69               --    7.22%          --      N/A
          Inception Nov 20 .................................        --        9.97               --     N/A          N/A      N/A
 Value Portfolio
    2012  Total ............................................        41                          546                 1.27%
          Monument Advisor .................................        --       13.22               --   18.88%          --      N/A
    2011  Total ............................................        47                          518                 0.84%
          Monument Advisor .................................        --       11.12               --   -7.33%          --      N/A
    2010  Total ............................................        50                          603                 0.44%
          Monument Advisor .................................        --       12.00               --   18.69%          --      N/A
    2009  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --       10.11               --    1.51%          --      N/A
          Inception Nov 20 .................................        --        9.96               --     N/A          N/A      N/A
JANUS ASPEN SERIES -- INSTITUTIONAL:
 Balanced Portfolio
    2012  Total ............................................       520                        7,230                 2.85%
          Monument Advisor .................................        --       13.91               --   13.64%          --      N/A
    2011  Total ............................................       533                        6,525                 2.43%
          Monument Advisor .................................        --       12.24               --    1.58%          --      N/A
    2010  Total ............................................       534                        6,438                 3.47%
          Monument Advisor .................................        --       12.05               --    8.46%          --      N/A
    2009  Total ............................................       276                        3,065                 3.13%
          Monument Advisor .................................        --       11.11               --   25.82%          --      N/A
    2008  Total ............................................       261                        2,302                 3.21%
          Monument Advisor .................................        --        8.83               --  -15.82%          --      N/A
 Enterprise Portfolio
    2012  Total ............................................       246                        3,779                 0.00%
          Monument Advisor .................................        --       15.26               --   17.29%          --      N/A
          Monument .........................................        --       19.69               --   15.76%          --     1.30%
    2011  Total ............................................       190                        2,492                 0.00%
          Monument Advisor .................................        --       13.01               --   -1.44%          --      N/A
          Monument .........................................        --       17.01               --   -2.69%          --     1.30%
    2010  Total ............................................       181                        2,419                 0.07%
          Monument Advisor .................................        --       13.20               --   25.83%          --      N/A
          Monument .........................................        --       17.48               --   24.24%          --     1.30%
    2009  Total ............................................       206                        2,179                 0.00%
          Monument Advisor .................................        --       10.49               --   44.89%          --      N/A
          Monument .........................................        --       14.07               --   42.99%          --     1.30%
    2008  Total ............................................       267                        1,954                 0.28%
          Monument Advisor .................................        --        7.24               --  -43.75%          --      N/A
          Monument .........................................        --        9.84               --  -44.47%          --     1.30%
 Forty Portfolio
    2012  Total ............................................       150                        1,937                 0.76%
          Monument Advisor .................................        --       12.93               --   24.09%          --      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES -- INSTITUTIONAL: (continued)
 Forty Portfolio (continued)
    2011  Total ............................................       129                   $    1,345                 0.37%
          Monument Advisor .................................        --      $10.42               --   -6.63%          --      N/A
    2010  Total ............................................       168                        1,870                 0.37%
          Monument Advisor .................................        --       11.16               --    6.69%          --      N/A
    2009  Total ............................................       141                        1,477                 0.03%
          Monument Advisor .................................        --       10.46               --   46.29%          --      N/A
    2008  Total ............................................        95                          677                 0.17%
          Monument Advisor .................................        --        7.15               --  -44.14%          --      N/A
 Janus Portfolio
    2012  Total ............................................        54                          693                 0.51%
          Monument Advisor .................................        --       12.76               --   18.59%          --      N/A
          Monument .........................................        --       12.76               --   17.06%          --     1.30%
    2011  Total ............................................        87                          941                 0.57%
          Monument Advisor .................................        --       10.76               --   -5.28%          --      N/A
          Monument .........................................        --       10.90               --   -6.52%          --     1.30%
    2010  Total ............................................        94                        1,074                 0.96%
          Monument Advisor .................................        --       11.36               --   14.52%          --      N/A
          Monument .........................................        --       11.66               --   12.98%          --     1.30%
    2009  Total ............................................       119                        1,186                 0.53%
          Monument Advisor .................................        --        9.92               --   36.26%          --      N/A
          Monument .........................................        --       10.32               --   34.55%          --     1.30%
    2008  Total ............................................       108                          791                 0.76%
          Monument Advisor .................................        --        7.28               --  -39.69%          --      N/A
          Monument .........................................        --        7.67               --  -40.45%          --     1.30%
 Overseas Portfolio
    2012  Total ............................................       454                        5,641                 0.67%
          Monument Advisor .................................        --       12.44               --   13.50%          --      N/A
          Monument .........................................        --       31.64               --   12.00%          --     1.30%
    2011  Total ............................................       525                        5,761                 0.47%
          Monument Advisor .................................        --       10.96               --  -32.18%          --      N/A
          Monument .........................................        --       28.25               --  -33.04%          --     1.30%
    2010  Total ............................................       585                        9,452                 0.66%
          Monument Advisor .................................        --       16.16               --   25.37%          --      N/A
          Monument .........................................        --       42.19               --   23.69%          --     1.30%
    2009  Total ............................................       626                        8,084                 0.58%
          Monument Advisor .................................        --       12.89               --   79.53%          --      N/A
          Monument .........................................        --       34.11               --   77.19%          --     1.30%
    2008  Total ............................................       636                        4,579                 1.32%
          Monument Advisor .................................        --        7.18               --  -52.13%          --      N/A
          Monument .........................................        --       19.25               --  -52.73%          --     1.30%
 Perkins Mid Cap Value Portfolio
    2012  Total ............................................       501                        6,051                 0.97%
          Monument Advisor .................................        --       12.08               --   11.13%          --      N/A
    2011  Total ............................................       509                        5,531                 0.80%
          Monument Advisor .................................        --       10.87               --   -2.69%          --      N/A
    2010  Total ............................................       439                        4,907                 0.73%
          Monument Advisor .................................        --       11.17               --   15.75%          --      N/A
    2009  Total ............................................       369                        3,565                 0.65%
          Monument Advisor .................................        --        9.65               --   33.66%          --      N/A
    2008  Total ............................................       263                        1,900                 0.89%
          Monument Advisor .................................        --        7.22               --  -27.80%          --      N/A
 Worldwide Portfolio
    2012  Total ............................................        33                          374                 0.71%
          Monument Advisor .................................        --       11.21               --   20.02%          --      N/A
          Monument .........................................        --       11.44               --   18.55%          --     1.30%
    2011  Total ............................................        43                          405                 0.57%
          Monument Advisor .................................        --        9.34               --  -13.68%          --      N/A
          Monument .........................................        --        9.65               --  -14.90%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES -- INSTITUTIONAL: (continued)
 Worldwide Portfolio (continued)
    2010  Total ............................................        30                   $      332                 0.39%
          Monument Advisor .................................        --      $10.82               --   15.85%          --      N/A
          Monument .........................................        --       11.34               --   14.43%          --     1.30%
    2009  Total ............................................       105                          985                 1.43%
          Monument Advisor .................................        --        9.34               --   37.56%          --      N/A
          Monument .........................................        --        9.91               --   35.94%          --     1.30%
    2008  Total ............................................        63                          434                 1.02%
          Monument Advisor .................................        --        6.79               --  -44.62%          --      N/A
          Monument .........................................        --        7.29               --  -45.39%          --     1.30%
JANUS ASPEN SERIES -- SERVICE:
 Flexible Bond Portfolio
    2012  Total ............................................        65                          679                 3.78%
          Monument Advisor .................................        --       10.45               --    4.60%          --      N/A
          Inception May 1 ..................................                  9.99
 Global Technology Portfolio
    2012  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --       10.10               --    0.80%          --      N/A
          Inception May 1 ..................................                 10.02
 Moderate Allocation Portfolio
    2012  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --       10.38               --    3.70%          --      N/A
          Inception May 1 ..................................                 10.01
 Protected Growth Portfolio
    2012  Total ............................................        --                           --                 0.00%
          Monument Advisor .................................        --        9.60               --   -4.29%          --      N/A
          Inception May 1 ..................................                 10.03
LAZARD RETIREMENT SERIES, INC.:
 Emerging Markets Equity Portfolio
    2012  Total ............................................       547                       14,106                 1.90%
          Monument Advisor .................................        --       25.78               --   22.01%          --      N/A
          Monument .........................................        --       29.76               --   20.49%          --     1.30%
    2011  Total ............................................       415                        8,772                 1.93%
          Monument Advisor .................................        --       21.13               --  -17.97%          --      N/A
          Monument .........................................        --       24.70               --  -19.07%          --     1.30%
    2010  Total ............................................       398                       10,246                 1.31%
          Monument Advisor .................................        --       25.76               --   22.67%          --      N/A
          Monument .........................................        --       30.52               --   21.11%          --     1.30%
    2009  Total ............................................       364                        7,646                 4.04%
          Monument Advisor .................................        --       21.00               --   69.90%          --      N/A
          Monument .........................................        --       25.20               --   67.66%          --     1.30%
    2008  Total ............................................       201                        2,484                 2.10%
          Monument Advisor .................................        --       12.36               --  -48.73%          --      N/A
          Monument .........................................        --       15.03               --  -49.39%          --     1.30%
 International Equity Portfolio
    2012  Total ............................................       183                        2,613                 2.64%
          Monument Advisor .................................        --       14.25               --   21.07%          --      N/A
          Monument .........................................        --       14.02               --   19.52%          --     1.30%
    2011  Total ............................................        73                          861                 1.88%
          Monument Advisor .................................        --       11.77               --   -7.25%          --      N/A
          Monument .........................................        --       11.73               --   -8.50%          --     1.30%
    2010  Total ............................................        96                        1,220                 1.22%
          Monument Advisor .................................        --       12.69               --    6.73%          --      N/A
          Monument .........................................        --       12.82               --    5.34%          --     1.30%
    2009  Total ............................................       152                        1,811                 2.61%
          Monument Advisor .................................        --       11.89               --   21.45%          --      N/A
          Monument .........................................        --       12.17               --   19.90%          --     1.30%
    2008  Total ............................................       137                        1,342                 1.15%
          Monument Advisor .................................        --        9.79               --  -37.00%          --      N/A
          Monument .........................................        --       10.15               --  -37.81%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.: (continued)
 Multi-Asset Targeted Volatility Portfolio
    2012  Total ............................................         1                   $        9                 0.08%
          Monument Advisor .................................        --      $10.41               --    4.00%          --      N/A
          Inception November 16 ............................                 10.01
 US Small-Mid Cap Equity Portfolio
    2012  Total ............................................        27                          397                 0.00%
          Monument Advisor .................................        --       14.53               --   10.24%          --      N/A
          Monument .........................................        --       18.83               --    8.78%          --     1.30%
    2011  Total ............................................        35                          456                 0.00%
          Monument Advisor .................................        --       13.18               --   -9.10%          --      N/A
          Monument .........................................        --       17.31               --  -10.22%          --     1.30%
    2010  Total ............................................        59                          857                 0.28%
          Monument Advisor .................................        --       14.50               --   23.72%          --      N/A
          Monument .........................................        --       19.28               --   22.10%          --     1.30%
    2009  Total ............................................        71                          831                 0.00%
          Monument Advisor .................................        --       11.72               --   52.80%          --      N/A
          Monument .........................................        --       15.79               --   50.67%          --     1.30%
    2008  Total ............................................         4                           34                 0.00%
          Monument Advisor .................................        --        7.67               --  -36.51%          --      N/A
          Monument .........................................        --       10.48               --  -37.28%          --     1.30%
 US Strategic Equity Portfolio
    2012  Total ............................................         9                          127                 1.16%
          Monument Advisor .................................        --       13.40               --   14.04%          --      N/A
          Monument .........................................        --       13.23               --   12.50%          --     1.30%
    2011  Total ............................................        10                          115                 0.65%
          Monument Advisor .................................        --       11.75               --    1.91%          --      N/A
          Monument .........................................        --       11.76               --    0.60%          --     1.30%
    2010  Total ............................................        10                          115                 0.86%
          Monument Advisor .................................        --       11.53               --   12.82%          --      N/A
          Monument .........................................        --       11.69               --   11.44%          --     1.30%
    2009  Total ............................................         5                           48                 1.18%
          Monument Advisor .................................        --       10.22               --   26.96%          --      N/A
          Monument .........................................        --       10.49               --   25.18%          --     1.30%
    2008  Total ............................................         3                           24                 0.18%
          Monument Advisor .................................        --        8.05               --  -35.34%          --      N/A
          Monument .........................................        --        8.38               --  -36.13%          --     1.30%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
 ClearBridge Aggressive Growth Portfolio
    2012  Total ............................................        89                        1,050                 0.45%
          Monument Advisor .................................        --       11.77               --   18.77%          --      N/A
    2011  Total ............................................        98                          970                 0.15%
          Monument Advisor .................................        --        9.91               --    2.48%          --      N/A
    2010  Total ............................................        88                          855                 0.12%
          Monument Advisor .................................        --        9.67               --   24.94%          --      N/A
    2009  Total ............................................       108                          835                 0.00%
          Monument Advisor .................................        --        7.74               --   34.61%          --      N/A
    2008  Total ............................................       201                        1,155                 0.00%
          Monument Advisor .................................        --        5.75               --  -40.41%          --      N/A
 ClearBridge Equity Income Builder Portfolio
    2012  Total ............................................       144                        1,608                 4.00%
          Monument Advisor .................................        --       11.17               --   14.21%          --      N/A
          Monument .........................................        --       10.37               --   12.72%          --     1.30%
    2011  Total ............................................        52                          510                 4.33%
          Monument Advisor .................................        --        9.78               --    7.95%          --      N/A
          Monument .........................................        --        9.20               --    6.48%          --     1.30%
    2010  Total ............................................        33                          303                 4.32%
          Monument Advisor .................................        --        9.06               --   12.27%          --      N/A
          Monument .........................................        --        8.64               --   10.77%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (continued)
 ClearBridge Equity Income Builder Portfolio (continued)
    2009  Total ............................................        32                   $      257                 3.36%
          Monument Advisor .................................        --      $ 8.07               --   22.83%          --      N/A
          Monument .........................................        --        7.80               --   21.31%          --     1.30%
    2008  Total ............................................        27                          177                 0.73%
          Monument Advisor .................................        --        6.57               --  -35.01%          --      N/A
          Monument .........................................        --        6.43               --  -35.83%          --     1.30%
 ClearBridge Fundamental All Cap Value Portfolio
    2012  Total ............................................        46                          450                 1.63%
          Monument Advisor .................................        --        9.89               --   15.00%          --      N/A
          Monument .........................................        --        9.19               --   13.46%          --     1.30%
    2011  Total ............................................        52                          451                 2.13%
          Monument Advisor .................................        --        8.60               --   -6.22%          --      N/A
          Monument .........................................        --        8.10               --   -7.32%          --     1.30%
    2010  Total ............................................        20                          182                 2.00%
          Monument Advisor .................................        --        9.17               --   16.52%          --      N/A
          Monument .........................................        --        8.74               --   15.00%          --     1.30%
    2009  Total ............................................        11                           86                 0.86%
          Monument Advisor .................................        --        7.87               --   29.44%          --      N/A
          Monument .........................................        --        7.60               --   27.73%          --     1.30%
    2008  Total ............................................        30                          180                 1.96%
          Monument Advisor .................................        --        6.08               --  -36.60%          --      N/A
          Monument .........................................        --        5.95               --  -37.37%          --     1.30%
 ClearBridge Large Cap Growth Portfolio
    2012  Total ............................................        30                          356                 1.01%
          Monument Advisor .................................        --       11.74               --   20.29%          --      N/A
          Monument .........................................        --       10.91               --   18.85%          --     1.30%
    2011  Total ............................................        10                          102                 0.37%
          Monument Advisor .................................        --        9.76               --   -0.61%          --      N/A
          Monument .........................................        --        9.18               --   -1.92%          --     1.30%
    2010  Total ............................................        22                          216                 0.08%
          Monument Advisor .................................        --        9.82               --    9.84%          --      N/A
          Monument .........................................        --        9.36               --    8.33%          --     1.30%
    2009  Total ............................................        42                          374                 0.25%
          Monument Advisor .................................        --        8.94               --   42.36%          --      N/A
          Monument .........................................        --        8.64               --   40.72%          --     1.30%
    2008  Total ............................................        41                          259                 0.40%
          Monument Advisor .................................        --        6.28               --  -37.33%          --      N/A
          Monument .........................................        --        6.14               --  -38.17%          --     1.30%
 ClearBridge Small Cap Growth Portfolio
    2012  Total ............................................        25                          248                 0.09%
          Monument Advisor .................................        --       10.11               --    0.80%          --      N/A
          Inception May 1 ..................................                 10.03
 Dynamic Multi-Strategy Portfolio
    2012  Total ............................................        --                            2                 1.06%
          Monument Advisor .................................        --       10.26               --    2.29%          --      N/A
          Inception May 1 ..................................                 10.03
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
 Western Asset Global High Yield Bond Portfolio
    2012  Total ............................................       996                       17,418                 6.31%
          Monument Advisor .................................        --       17.49               --   18.34%          --      N/A
    2011  Total ............................................        65                          963                 5.04%
          Monument Advisor .................................        --       14.78               --    1.72%          --      N/A
    2010  Total ............................................        91                        1,324                 1.81%
          Monument Advisor .................................        --       14.53               --   14.86%          --      N/A
    2009  Total ............................................     1,770                       22,385                17.20%
          Monument Advisor .................................        --       12.65               --   55.60%          --      N/A
    2008  Total ............................................        49                          396                13.22%
          Monument Advisor .................................        --        8.13               --  -30.81%          --      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR   PRODUCT                                               (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST: (continued)
 Western Asset Strategic Bond Portfolio
    2012  Total ............................................       134                   $    1,911                 3.32%
          Monument Advisor .................................        --      $14.28               --    7.77%          --      N/A
          Monument .........................................        --       13.68               --    6.38%          --     1.30%
    2011  Total ............................................        86                        1,137                 4.58%
          Monument Advisor .................................        --       13.25               --    6.94%          --      N/A
          Monument .........................................        --       12.86               --    5.50%          --     1.30%
    2010  Total ............................................        76                          945                 3.09%
          Monument Advisor .................................        --       12.39               --   11.82%          --      N/A
          Monument .........................................        --       12.19               --   10.42%          --     1.30%
    2009  Total ............................................        38                          423                 3.57%
          Monument Advisor .................................        --       11.08               --   21.76%          --      N/A
          Monument .........................................        --       11.04               --   20.26%          --     1.30%
    2008  Total ............................................        64                          585                 5.01%
          Monument Advisor .................................        --        9.10               --  -17.05%          --      N/A
          Monument .........................................        --        9.18               --  -18.11%          --     1.30%
LORD ABBETT SERIES FUND, INC.:
 Bond Debenture Portfolio
    2012  Total ............................................       678                        9,880                 5.27%
          Monument Advisor .................................        --       14.57               --   12.51%          --      N/A
    2011  Total ............................................       581                        7,526                 7.99%
          Monument Advisor .................................        --       12.95               --    4.44%          --      N/A
    2010  Total ............................................       206                        2,555                 6.73%
          Monument Advisor .................................        --       12.40               --   12.32%          --      N/A
    2009  Total ............................................        79                          870                12.79%
          Monument Advisor .................................        --       11.04               --   34.31%          --      N/A
    2008  Total ............................................        13                          109                 5.14%
          Monument Advisor .................................        --        8.22               --  -17.55%          --      N/A
 Capital Structure Portfolio
    2012  Total ............................................        22                          321                 2.84%
          Monument Advisor .................................        --       14.91               --   12.44%          --      N/A
          Monument .........................................        --       18.29               --   10.98%          --     1.30%
    2011  Total ............................................        26                          350                 2.72%
          Monument Advisor .................................        --       13.26               --    0.23%          --      N/A
          Monument .........................................        --       16.48               --   -1.08%          --     1.30%
    2010  Total ............................................        28                          366                 3.10%
          Monument Advisor .................................        --       13.23               --   14.74%          --      N/A
          Monument .........................................        --       16.66               --   13.26%          --     1.30%
    2009  Total ............................................        22                          255                 3.66%
          Monument Advisor .................................        --       11.53               --   23.45%          --      N/A
          Monument .........................................        --       14.71               --   21.77%          --     1.30%
    2008  Total ............................................        26                          241                 4.94%
          Monument Advisor .................................        --        9.34               --  -26.22%          --      N/A
          Monument .........................................        --       12.08               --  -27.14%          --     1.30%
 Classic Stock Portfolio
    2012  Total ............................................        31                          320                 0.92%
          Monument Advisor .................................        --       10.48               --   15.04%          --      N/A
    2011  Total ............................................        34                          306                 0.86%
          Monument Advisor .................................        --        9.11               --   -8.07%          --      N/A
    2010  Total ............................................        20                          198                 0.81%
          Monument Advisor .................................        --        9.91               --   14.04%          --      N/A
    2009  Total ............................................        10                           83                 0.87%
          Monument Advisor .................................        --        8.69               --   25.58%          --      N/A
    2008  Total ............................................         7                           50                 2.32%
          Monument Advisor .................................        --        6.92               --  -31.28%          --      N/A
 Growth and Income Portfolio
    2012  Total ............................................       124                        1,532                 1.03%
          Monument Advisor .................................        --       12.21               --   12.12%          --      N/A
          Monument .........................................        --       19.30               --   10.60%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===========================================================================================================================
                                                            AS OF DECEMBER 31 (UNLESS NOTED)
                                                         ------------------------------------
                   FUND DESCRIPTION                       UNITS                    NET ASSETS           INVESTMENT
-------------------------------------------------------  -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
     YEAR  PRODUCT                                        (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.: (continued)
  Growth and Income Portfolio (continued)
     2011  Total ......................................    113                       $1,238                0.79%
           Monument Advisor ...........................     --        $10.89             --     -6.12%       --        N/A
           Monument ...................................     --         17.45             --     -7.28%       --       1.30%
     2010  Total ......................................    100                        1,199                0.55%
           Monument Advisor ...........................     --         11.60             --     17.41%       --        N/A
           Monument ...................................     --         18.82             --     15.89%       --       1.30%
     2009  Total ......................................    104                        1,063                0.99%
           Monument Advisor ...........................     --          9.88             --     18.89%       --        N/A
           Monument ...................................     --         16.24             --     17.34%       --       1.30%
     2008  Total ......................................    110                          948                1.22%
           Monument Advisor ...........................     --          8.31             --    -36.42%       --        N/A
           Monument ...................................     --         13.84             --    -37.23%       --       1.30%
  International Opportunities Portfolio
     2012  Total ......................................     89                          734                3.09%
           Monument Advisor ...........................     --          8.28             --     20.35%       --        N/A
     2011  Total ......................................     29                          202                0.49%
           Monument Advisor ...........................     --          6.88             --    -15.69%       --        N/A
     2010  Total ......................................     54                          443                0.65%
           Monument Advisor ...........................     --          8.16             --     21.07%       --        N/A
     2009  Total ......................................    165                        1,110                3.13%
           Monument Advisor ...........................     --          6.74             --     47.81%       --        N/A
     2008  Total ......................................     17                           77                0.85%
           Monument Advisor ...........................     --          4.56             --    -51.49%       --        N/A
MERGER FUND VL:
     2012  Total ......................................    513                        5,493                0.00%
           Monument Advisor ...........................     --         10.70             --      2.49%       --        N/A
     2011  Total ......................................    403                        4,201                0.00%
           Monument Advisor ...........................     --         10.44             --      0.87%       --        N/A
     2010  Total ......................................    420                        4,345                0.00%
           Monument Advisor ...........................     --         10.35             --      3.71%       --        N/A
           Inception May 1 ............................     --          9.98             --       N/A       N/A        N/A
NATIONWIDE VARIABLE INSURANCE TRUST:
  Bond Index Fund
     2012  Total ......................................    143                        1,969                2.47%
           Monument Advisor ...........................     --         13.81             --      4.07%       --        N/A
     2011  Total ......................................    210                        2,782                3.36%
           Monument Advisor ...........................     --         13.27             --      7.54%       --        N/A
     2010  Total ......................................    140                        1,723                3.36%
           Monument Advisor ...........................     --         12.34             --      6.29%       --        N/A
     2009  Total ......................................    142                        1,644                4.27%
           Monument Advisor ...........................     --         11.61             --      5.83%       --        N/A
     2008  Total ......................................    149                        1,631                4.89%
           Monument Advisor ...........................     --         10.97             --      4.68%       --        N/A
  International Index Fund
     2012  Total ......................................    310                        2,618                3.10%
           Monument Advisor ...........................     --          8.45             --     19.01%       --        N/A
     2011  Total ......................................    268                        1,905                2.98%
           Monument Advisor ...........................     --          7.10             --    -12.45%       --        N/A
     2010  Total ......................................    277                        2,251                2.49%
           Monument Advisor ...........................     --          8.11             --      7.99%       --        N/A
     2009  Total ......................................    276                        2,070                3.00%
           Monument Advisor ...........................     --          7.51             --     29.04%       --        N/A
     2008  Total ......................................    355                        2,065                2.72%
           Monument Advisor ...........................     --          5.82             --    -42.83%       --        N/A
  Mid Cap Index Fund
     2012  Total ......................................    144                        1,803                1.41%
           Monument Advisor ...........................     --         12.51             --     17.69%       --        N/A
     2011  Total ......................................    119                        1,263                0.92%
           Monument Advisor ...........................     --         10.63             --     -2.39%       --        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===========================================================================================================================
                                                            AS OF DECEMBER 31 (UNLESS NOTED)
                                                         ------------------------------------
                   FUND DESCRIPTION                       UNITS                    NET ASSETS           INVESTMENT
-------------------------------------------------------  -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
     YEAR  PRODUCT                                        (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------
NATIONWIDE VARIABLE INSURANCE TRUST: (continued)
  Mid Cap Index Fund (continued)
     2010  Total ......................................    140                       $1,524                1.41%
           Monument Advisor ...........................     --        $10.89             --     26.33%       --        N/A
     2009  Total ......................................    152                        1,308                1.19%
           Monument Advisor ...........................     --          8.62             --     37.04%       --        N/A
     2008  Total ......................................    150                          941                1.77%
           Monument Advisor ...........................     --          6.29             --    -36.40%      --         N/A
  S&P 500 Index Fund
     2012  Total ......................................    363                        3,912                2.30%
           Monument Advisor ...........................     --         10.77             --     15.81%       --        N/A
     2011  Total ......................................    338                        3,142                1.89%
           Monument Advisor ...........................     --          9.30             --      1.86%       --        N/A
     2010  Total ......................................    244                        2,233                1.81%
           Monument Advisor ...........................     --          9.13             --     14.99%       --        N/A
     2009  Total ......................................    232                        1,844                2.23%
           Monument Advisor ...........................     --          7.94             --     26.23%       --        N/A
     2008  Total ......................................    522                        3,287                2.11%
           Monument Advisor ...........................     --          6.29             --    -37.16%       --        N/A
  Small Cap Index Fund
     2012  Total ......................................    162                        1,815                1.81%
           Monument Advisor ...........................     --         11.20             --     16.42%       --        N/A
     2011  Total ......................................    130                        1,249                1.03%
           Monument Advisor ...........................     --          9.62             --     -4.18%       --        N/A
     2010  Total ......................................    120                        1,205                1.27%
           Monument Advisor ...........................     --         10.04             --     26.77%       --        N/A
     2009  Total ......................................    108                          857                1.06%
           Monument Advisor ...........................     --          7.92             --     26.92%       --        N/A
     2008  Total ......................................    122                          763                1.49%
           Monument Advisor ...........................     --          6.24             --    -34.04%       --        N/A
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Large Cap Value Portfolio
     2012  Total ......................................     83                        1,096                0.39%
           Monument Advisor ...........................     --         13.13             --     16.61%       --        N/A
           Monument ...................................     --         12.75             --     15.07%       --       1.30%
     2011  Total ......................................    156                        1,753                0.00%
           Monument Advisor ...........................     --         11.26             --    -11.41%       --        N/A
           Monument ...................................     --         11.08             --    -12.48%       --       1.30%
     2010  Total ......................................    142                        1,801                0.58%
           Monument Advisor ...........................     --         12.71             --     15.65%       --        N/A
           Monument ...................................     --         12.66             --     14.16%       --       1.30%
     2009  Total ......................................    188                        2,066                2.49%
           Monument Advisor ...........................     --         10.99             --     56.11%       --        N/A
           Monument ...................................     --         11.09             --     54.03%       --       1.30%
     2008  Total ......................................    200                        1,410                0.50%
           Monument Advisor ...........................     --          7.04             --    -52.40%       --        N/A
           Monument ...................................     --          7.20             --    -53.00%       --       1.30%
  Mid-Cap Growth Portfolio
     2012  Total ......................................    222                        4,126                0.00%
           Monument Advisor ...........................     --         18.57             --     12.41%       --        N/A
           Monument ...................................     --         13.65             --     10.98%       --       1.30%
     2011  Total ......................................    163                        2,694                0.00%
           Monument Advisor ...........................     --         16.52             --      0.49%       --        N/A
           Monument ...................................     --         12.30             --     -0.81%       --       1.30%
     2010  Total ......................................     53                          872                0.00%
           Monument Advisor ...........................     --         16.44             --     29.14%       --        N/A
           Monument ...................................     --         12.40             --     27.44%       --       1.30%
     2009  Total ......................................     40                          504                0.00%
           Monument Advisor ...........................     --         12.73             --     31.51%       --        N/A
           Monument ...................................     --          9.73             --     29.91%       --       1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===========================================================================================================================
                                                            AS OF DECEMBER 31 (UNLESS NOTED)
                                                         ------------------------------------
                   FUND DESCRIPTION                       UNITS                    NET ASSETS           INVESTMENT
-------------------------------------------------------  -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
     YEAR  PRODUCT                                        (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
  Mid-Cap Growth Portfolio (continued)
     2008  Total ......................................    54                         $526                 0.00%
           Monument Advisor ...........................    --         $ 9.68            --     -43.36%       --        N/A
           Monument ...................................    --           7.49            --     -44.15%       --       1.30%
  Mid Cap Intrinsic Value Portfolio
     2012  Total ......................................    24                          355                 0.69%
           Monument Advisor ...........................    --          14.52            --      15.51%       --        N/A
           Monument ...................................    --          19.76            --      14.02%       --       1.30%
     2011  Total ......................................    21                          265                 0.29%
           Monument Advisor ...........................    --          12.57            --      -6.47%       --        N/A
           Monument ...................................    --          17.33            --      -7.67%       --       1.30%
     2010  Total ......................................    42                          563                 0.69%
           Monument Advisor ...........................    --          13.44            --      26.20%       --        N/A
           Monument ...................................    --          18.77            --      24.55%       --       1.30%
     2009  Total ......................................    55                          583                 1.66%
           Monument Advisor ...........................    --          10.65            --      46.49%       --        N/A
           Monument ...................................    --          15.07            --      44.63%       --       1.30%
     2008  Total ......................................    40                          292                 1.39%
           Monument Advisor ...........................    --           7.27           --      -45.79%       --        N/A
           Monument ...................................    --          10.42            --     -46.51%       --       1.30%
  Short Duration Bond Portfolio
     2012  Total ......................................    78                          937                 3.54%
           Monument Advisor ...........................    --          11.97            --       4.54%       --        N/A
           Monument ...................................    --          13.03            --       3.25%       --       1.30%
     2011  Total ......................................   106                        1,212                 5.01%
           Monument Advisor ...........................    --          11.45            --       0.35%       --        N/A
           Monument ...................................    --          12.62            --      -1.02%       --       1.30%
     2010  Total ......................................    40                          456                 1.21%
           Monument Advisor ...........................    --          11.41            --       5.26%       --        N/A
           Monument ...................................    --          12.75            --       3.91%       --       1.30%
     2009  Total ......................................    56                          607                 1.96%
           Monument Advisor ...........................    --          10.84            --      13.27%       --        N/A
           Monument ...................................    --          12.27            --      11.85%       --       1.30%
     2008  Total ......................................   125                        1,196                 3.80%
           Monument Advisor ...........................    --           9.57            --     -13.39%       --        N/A
           Monument ...................................    --          10.97            --     -14.50%       --       1.30%
  Small-Cap Growth Portfolio
     2012  Total ......................................    67                          763                 0.00%
           Monument Advisor ...........................    --          11.37            --       8.80%       --        N/A
           Monument ...................................    --          13.01            --       7.43%       --       1.30%
     2011  Total ......................................    52                          544                 0.00%
           Monument Advisor ...........................    --          10.45            --      -1.04%       --        N/A
           Monument ...................................    --          12.11            --      -2.34%       --       1.30%
     2010  Total ......................................    66                          693                 0.00%
           Monument Advisor ...........................    --          10.56            --      19.59%       --        N/A
           Monument ...................................    --          12.40            --      18.10%       --       1.30%
     2009  Total ......................................    37                          330                 0.00%
           Monument Advisor ...........................    --           8.83            --      22.81%       --        N/A
           Monument ...................................    --          10.50            --      21.11%       --       1.30%
     2008  Total ......................................    69                          497                 0.00%
           Monument Advisor ...........................    --           7.19            --     -39.48%       --        N/A
           Monument ...................................    --           8.67            --     -40.25%       --       1.30%
  Socially Responsive Portfolio
     2012  Total ......................................    94                        1,352                 0.25%
           Monument Advisor ...........................    --          14.45            --      10.98%       --        N/A
           Monument ...................................    --          14.01            --       9.54%       --       1.30%
     2011  Total ......................................    67                          873                 0.35%
           Monument Advisor ...........................    --          13.02            --      -3.13%       --        N/A
           Monument ...................................    --          12.79            --      -4.27%       --       1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===========================================================================================================================
                                                            AS OF DECEMBER 31 (UNLESS NOTED)
                                                         ------------------------------------
                   FUND DESCRIPTION                       UNITS                    NET ASSETS           INVESTMENT
-------------------------------------------------------  -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
     YEAR  PRODUCT                                        (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
  Socially Responsive Portfolio (continued)
     2010  Total ......................................      58                        $775                0.04%
           Monument Advisor ...........................      --       $13.44             --     22.85%       --        N/A
           Monument ...................................      --        13.36             --     21.23%       --       1.30%
     2009  Total ......................................      19                         211                1.26%
           Monument Advisor ...........................      --        10.94             --     31.49%       --        N/A
           Monument ...................................      --        11.02             --     29.65%       --       1.30%
     2008  Total ......................................      14                         114                1.30%
           Monument Advisor ...........................      --         8.32             --    -39.45%       --        N/A
           Monument ...................................      --         8.50             --    -40.18%       --       1.30%
NORTHERN LIGHTS VARIABLE TRUST:
  Adaptive Allocation Portfolio
     2012  Total ......................................      31                         301                0.48%
           Monument Advisor ...........................      --         9.71             --     -6.99%       --        N/A
     2011  Total ......................................      57                         592                0.00%
           Monument Advisor ...........................      --        10.44             --     -3.60%       --        N/A
     2010  Total ......................................       6                          65                0.00%
           Monument Advisor ...........................      --        10.83             --      7.76%       --        N/A
           Inception Nov 19 ...........................      --        10.05             --       N/A       N/A        N/A
  BCM Decathlon Aggressive Portfolio Class 2
     2012  Total ......................................     321                       3,356                0.00%
           Monument Advisor ...........................      --        10.46             --      4.60%       --        N/A
           Inception May 1.............................                10.00
  BCM Decathlon Conservative Portfolio Class 2
     2012  Total ......................................     464                       4,715                0.00%
           Monument Advisor ...........................      --        10.16             --      1.60%       --        N/A
           Inception May 1 ............................                10.00
  BCM Decathlon Moderate Portfolio Class 2
     2012  Total ......................................     597                       6,168                0.00%
           Monument Advisor ...........................      --        10.33             --      3.30%       --        N/A
           Inception May 1 ............................                10.00
  Changing Parameters Portfolio
     2012  Total ......................................   1,505                      14,639                1.86%
           Monument Advisor ...........................      --         9.73             --      9.08%       --        N/A
     2011  Total ......................................   1,545                      13,776                1.06%
           Monument Advisor ...........................      --         8.92             --     -0.67%       --        N/A
     2010  Total ......................................   1,551                      13,930                0.38%
           Monument Advisor ...........................      --         8.98             --     -2.81%       --        N/A
     2009  Total ......................................     880                       8,132                0.00%
           Monument Advisor ...........................      --         9.24             --     -6.19%       --        N/A
     2008  Total ......................................     908                       8,942                0.47%
           Monument Advisor ...........................      --         9.85             --     -2.57%       --        N/A
  Innealta Country Rotation Portfolio Class 2
     2012  Total ......................................       6                          63                0.00%
           Monument Advisor ...........................      --        10.06             --      0.60%       --        N/A
           Inception November 16 ......................                10.00
  Innealta Sector Rotation Portfolio Class 2
     2012  Total ......................................       6                          63                0.00%
           Monument Advisor ...........................      --        10.06             --      0.60%       --        N/A
           Inception November 16 ......................                10.00
  JNF Balanced Portfolio
     2012  Total ......................................      38                         451                1.35%
           Monument Advisor ...........................      --        12.12             --     10.58%       --        N/A
           Monument ...................................      --        11.26             --      9.21%       --       1.30%
     2011  Total ......................................      15                         238                0.88%
           Monument Advisor ...........................      --        10.96             --      6.00%       --        N/A
           Monument ...................................      --        10.31             --      4.67%       --       1.30%
     2010  Total ......................................      13                         219                1.52%
           Monument Advisor ...........................      --        10.34             --     11.78%       --        N/A
           Monument ...................................      --         9.85             --     10.30%       --       1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===========================================================================================================================
                                                            AS OF DECEMBER 31 (UNLESS NOTED)
                                                         ------------------------------------
                   FUND DESCRIPTION                       UNITS                    NET ASSETS           INVESTMENT
-------------------------------------------------------  -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
     YEAR  PRODUCT                                        (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
  JNF Balanced Portfolio (continued)
     2009  Total ......................................    45                         $488                 2.06%
           Monument Advisor ...........................    --          $9.25            --      21.87%       --        N/A
           Monument ...................................    --           8.93            --      20.19%       --       1.30%
     2008  Total ......................................    22                          231                 2.00%
           Monument Advisor ...........................    --           7.59            --     -23.18%       --        N/A
           Monument ...................................    --           7.43            --     -24.11%       --       1.30%
  JNF Equity Portfolio
     2012  Total ......................................    89                          911                 0.62%
           Monument Advisor ...........................    --          10.42            --      16.82%       --        N/A
           Monument ...................................    --           9.68            --      15.24%       --       1.30%
     2011  Total ......................................    39                          340                 0.52%
           Monument Advisor ...........................    --           8.92            --       1.02%       --        N/A
           Monument ...................................    --           8.40            --      -0.24%       --       1.30%
     2010  Total ......................................    82                          708                 0.86%
           Monument Advisor ...........................    --           8.83            --      25.96%       --        N/A
           Monument ...................................    --           8.42            --      24.37%       --       1.30%
     2009  Total ......................................    70                          482                 0.93%
           Monument Advisor ...........................    --           7.01            --      35.07%       --        N/A
           Monument ...................................    --           6.77            --      33.27%       --       1.30%
     2008  Total ......................................    75                          388                 0.13%
           Monument Advisor ...........................    --           5.19            --     -42.65%       --        N/A
           Monument ...................................    --           5.08            --     -43.37%       --       1.30%
  Mariner Hyman Beck Portfolio Class 2
     2012  Total ......................................    --                            4                 0.00%
           Monument Advisor ...........................    --          10.07            --       0.80%       --        N/A
           Inception November 16 ......................                 9.99
  Power Income Portfolio Class 2
     2012  Total ......................................   342                        3,511                 0.00%
           Monument Advisor ...........................    --          10.27            --       2.70%       --        N/A
           Inception May 1 ............................                10.00
  TOPS Aggressive Growth ETF -- Class 1
     2012  Total ......................................    --                           --                 0.00%
           Monument Advisor ...........................    --           9.93            --      15.87%       --        N/A
     2011  Total ......................................    --                           --                 0.00%
           Monument Advisor ...........................    --           8.57            --     -14.04%       --        N/A
           Inception May 2 ............................    --           9.97            --        N/A       N/A        N/A
  TOPS Aggressive Growth ETF -- Class 2
     2012  Total ......................................    --                           --                 0.00%
           Monument Advisor ...........................    --           9.98            --      16.59%       --        N/A
     2011  Total ......................................    --                           --                 0.00%
           Monument Advisor ...........................    --           8.56            --     -14.14%       --        N/A
           Inception May 2 ............................    --           9.97            --        N/A       N/A        N/A
  TOPS Balanced ETF -- Class 1
     2012  Total ......................................   169                        1,807                 0.10%
           Monument Advisor ...........................    --          10.67            --      12.55%       --        N/A
     2011  Total ......................................    --                           --                 0.00%
           Monument Advisor ...........................    --           9.48            --      -5.11%       --        N/A
           Inception May 2 ............................    --           9.99            --        N/A       N/A        N/A
  TOPS Balanced ETF -- Class 2
     2012  Total ......................................    --                           --                 0.00%
           Monument Advisor ...........................    --          10.60            --      11.93%       --        N/A
     2011  Total ......................................    --                           --                 0.00%
           Monument Advisor ...........................    --           9.47            --      -5.11%       --        N/A
           Inception May 2 ............................    --           9.98            --        N/A       N/A        N/A
  TOPS Capital Preservation ETF -- Class 1
     2012  Total ......................................     4                           48                 0.63%
           Monument Advisor ...........................    --          10.86            --      10.37%       --        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===========================================================================================================================
                                                            AS OF DECEMBER 31 (UNLESS NOTED)
                                                         ------------------------------------
                   FUND DESCRIPTION                       UNITS                    NET ASSETS           INVESTMENT
-------------------------------------------------------  -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
     YEAR  PRODUCT                                        (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
  TOPS Capital Preservation ETF -- Class 1 (continued)
     2011  Total ......................................      --                        $ --                0.00%
           Monument Advisor ...........................      --       $ 9.84             --     -1.60%       --       N/A
           Inception May 2 ............................      --        10.00             --       N/A       N/A       N/A
  TOPS Capital Preservation ETF -- Class 2
     2012  Total ......................................      55                         599                0.44%
           Monument Advisor ...........................      --        10.83             --     10.17%       --       N/A
     2011  Total ......................................      --                          --                0.00%
           Monument Advisor ...........................      --         9.83             --     -1.70%       --       N/A
           Inception May 2 ............................      --        10.00             --       N/A       N/A       N/A
  TOPS Growth ETF -- Class 1
     2012  Total ......................................      34                         371                0.16%
           Monument Advisor ...........................      --        11.08             --     16.26%       --       N/A
     2011  Total ......................................      11                         106                0.00%
           Monument Advisor ...........................      --         9.53             --     -4.41%       --       N/A
           Inception May 2 ............................      --         9.97             --       N/A       N/A       N/A
  TOPS Growth ETF -- Class 2
     2012  Total ......................................       6                          61                0.19%
           Monument Advisor ...........................      --        10.98             --     15.95%       --       N/A
     2011  Total ......................................      --                          --                0.00%
           Monument Advisor ...........................      --         9.47             --     -5.02%       --       N/A
           Inception May 2 ............................      --         9.97             --       N/A       N/A       N/A
  TOPS Moderate Growth ETF -- Class 1
     2012  Total ......................................      90                         937                0.30%
           Monument Advisor ...........................      --        10.45             --     15.21%       --       N/A
     2011  Total ......................................      51                         462                0.00%
           Monument Advisor ...........................      --         9.07             --     -9.12%       --       N/A
           Inception May 2 ............................      --         9.98             --       N/A       N/A       N/A
  TOPS Moderate Growth ETF -- Class 2
     2012  Total ......................................      --                          --                0.00%
           Monument Advisor ...........................      --        10.41             --     14.90%       --       N/A
     2011  Total ......................................      --                          --                0.00%
           Monument Advisor ...........................      --         9.06             --     -9.22%       --       N/A
           Inception May 2 ............................      --         9.98             --       N/A       N/A       N/A
  TOPS Protected Balanced ETF -- Class 1
     2012  Total ......................................     485                       5,316                0.11%
           Monument Advisor ...........................      --        10.97             --      8.72%       --       N/A
     2011  Total ......................................      68                         686                0.00%
           Monument Advisor ...........................      --        10.09             --      0.90%       --       N/A
           Inception November 18 ......................      --        10.00             --       N/A       N/A       N/A
  TOPS Protected Balanced ETF -- Class 2
     2012  Total ......................................      10                         113                0.08%
           Monument Advisor ...........................      --        10.93             --      8.43%       --       N/A
     2011  Total ......................................      --                          --                0.00%
           Monument Advisor ...........................      --        10.08             --      0.80%       --       N/A
           Inception November 18 ......................      --        10.00             --       N/A       N/A       N/A
  TOPS Protected Growth ETF -- Class 1
     2012  Total ......................................   2,379                      24,112                0.08%
           Monument Advisor ...........................      --        10.14             --      8.45%       --       N/A
     2011  Total ......................................     989                       9,240                0.00%
           Monument Advisor ...........................      --         9.35             --     -6.41%       --       N/A
           Inception May 2 ............................      --         9.99             --       N/A       N/A       N/A
  TOPS Protected Growth ETF -- Class 2
     2012  Total ......................................      --                          --                0.00%
           Monument Advisor ...........................      --        10.11             --      8.24%       --       N/A
     2011  Total ......................................      --                          --                0.00%
           Monument Advisor ...........................      --         9.34             --     -6.51%       --       N/A
           Inception May 2 ............................      --         9.99             --       N/A       N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===========================================================================================================================
                                                            AS OF DECEMBER 31 (UNLESS NOTED)
                                                         ------------------------------------
                   FUND DESCRIPTION                       UNITS                    NET ASSETS           INVESTMENT
-------------------------------------------------------  -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
     YEAR  PRODUCT                                        (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
  TOPS Protected Moderate Growth ETF -- Class 1
     2012    Total ....................................     554                      $6,066                0.15%
             Monument Advisor .........................      --       $10.94             --      8.86%       --       N/A
     2011    Total ....................................       2                          20                0.00%
             Monument Advisor .........................      --        10.05             --      0.50%       --       N/A
             Inception November 18 ....................      --        10.00             --       N/A       N/A       N/A
  TOPS Protected Moderate Growth ETF -- Class 2
     2012    Total ....................................      72                         785                0.11%
             Monument Advisor .........................      --        10.92             --      8.66%       --       N/A
     2011    Total ....................................      72                         723                0.00%
             Monument Advisor .........................      --        10.05             --      0.50%       --       N/A
             Inception November 18 ....................      --        10.00             --       N/A       N/A       N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
  Balanced Fund
     2012    Total ....................................       9                         107                0.00%
             Monument Advisor .........................      --        11.30             --     12.10%       --       N/A
     2011    Total ....................................      --                          --                0.00%
             Monument Advisor .........................      --        10.08             --      0.90%       --       N/A
             Inception November 18 ....................      --         9.99             --       N/A       N/A       N/A
  Core Bond Fund
     2012    Total ....................................     235                       2,614                5.96%
             Monument Advisor .........................      --        11.13             --     10.20%       --       N/A
     2011    Total ....................................       1                           8                0.00%
             Monument Advisor .........................      --        10.10             --      1.10%       --       N/A
             Inception November 18 ....................      --         9.99             --       N/A       N/A       N/A
  Global Securities Fund
     2012    Total ....................................      71                         867                2.33%
             Monument Advisor .........................      --        12.17             --     20.97%       --       N/A
     2011    Total ....................................       1                          10                0.00%
             Monument Advisor .........................      --        10.06             --      0.70%       --       N/A
             Inception November 18 ....................      --         9.99             --       N/A       N/A       N/A
  Global Strategic Income Fund
     2012    Total ....................................     973                      11,053                3.69%
             Monument Advisor .........................      --        11.36             --     13.15%       --       N/A
     2011    Total ....................................       1                           9                0.00%
             Monument Advisor .........................      --        10.04             --      0.40%       --       N/A
             Inception November 18 ....................      --        10.00             --       N/A       N/A       N/A
  International Growth Fund
     2012    Total ....................................      65                         802                1.26%
             Monument Advisor .........................      --        12.31             --     21.76%       --       N/A
     2011    Total ....................................      --                          --                0.00%
             Monument Advisor .........................      --        10.11             --      1.10%       --       N/A
             Inception November 18 ....................      --        10.00             --       N/A       N/A       N/A
  Main Street(R) Fund
     2012    Total ....................................      51                         626                0.26%
             Monument Advisor .........................      --        12.20             --     16.63%       --       N/A
     2011    Total ....................................      --                          --                0.00%
             Monument Advisor .........................      --        10.46             --      4.39%       --       N/A
             Inception November 18 ....................      --        10.02             --       N/A       N/A       N/A
  Value Fund
     2012    Total ....................................      --                           1                1.27%
             Monument Advisor .........................      --        11.63             --     13.02%       --       N/A
     2011    Total ....................................      --                          --                0.00%
             Monument Advisor .........................      --        10.29             --      2.80%       --       N/A
             Inception November 18 ....................      --        10.01             --       N/A       N/A       N/A
PIMCO VARIABLE INSURANCE TRUST:
  All Asset Portfolio
     2012    Total ....................................   1,619                      24,921                5.90%
             Monument Advisor .........................      --        15.40             --     15.01%       --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===========================================================================================================================
                                                            AS OF DECEMBER 31 (UNLESS NOTED)
                                                         ------------------------------------
                   FUND DESCRIPTION                       UNITS                    NET ASSETS           INVESTMENT
-------------------------------------------------------  -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
     YEAR  PRODUCT                                        (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
  All Asset Portfolio (continued)
     2011  Total ......................................     897                     $12,017                7.16%
           Monument Advisor ...........................      --       $13.39             --      1.90%       --       N/A
     2010  Total ......................................     756                       9,925                7.79%
           Monument Advisor ...........................      --        13.14             --     13.08%       --       N/A
     2009  Total ......................................     484                       5,621                8.22%
           Monument Advisor ...........................      --        11.62             --     21.68%       --       N/A
     2008  Total ......................................     293                       2,800                5.97%
           Monument Advisor ...........................      --         9.55             --    -15.86%       --       N/A
  CommodityRealReturn Strategy Portfolio
     2012  Total ......................................     844                       9,645                2.94%
           Monument Advisor ...........................      --        11.43             --      5.44%       --       N/A
     2011  Total ......................................     625                       6,779               14.28%
           Monument Advisor ...........................      --        10.84             --     -7.59%       --       N/A
     2010  Total ......................................     678                       7,951               15.65%
           Monument Advisor ...........................      --        11.73             --     24.52%       --       N/A
     2009  Total ......................................     315                       2,968                6.38%
           Monument Advisor ...........................      --         9.42             --     41.65%       --       N/A
     2008  Total ......................................     280                       1,864                4.44%
           Monument Advisor ...........................      --         6.65             --    -43.83%       --       N/A
  Emerging Markets Bond Portfolio
     2012  Total ......................................   1,407                      25,271                4.89%
           Monument Advisor ...........................      --        17.96             --     17.85%       --       N/A
     2011  Total ......................................     690                      10,515                5.30%
           Monument Advisor ...........................      --        15.24             --      6.35%       --       N/A
     2010  Total ......................................     420                       6,027                4.86%
           Monument Advisor ...........................      --        14.33             --     12.13%       --       N/A
     2009  Total ......................................     307                       3,921                5.84%
           Monument Advisor ...........................      --        12.78             --     30.54%       --       N/A
     2008  Total ......................................     323                       3,162                6.52%
           Monument Advisor ...........................      --         9.79             --    -14.57%       --       N/A
  Foreign Bond Unhedged Portfolio
     2012  Total ......................................     274                       3,898                2.18%
           Monument Advisor ...........................      --        14.24             --      5.56%       --       N/A
     2011  Total ......................................     184                       2,481                2.07%
           Monument Advisor ...........................      --        13.49             --      8.53%       --       N/A
     2010  Total ......................................     106                       1,319                1.36%
           Monument Advisor ...........................      --        12.43             --      9.42%       --       N/A
     2009  Total ......................................      81                         921                1.28%
           Monument Advisor ...........................      --        11.36             --      4.12%       --       N/A
     2008  Total ......................................     181                       1,974                0.00%
           Monument Advisor ...........................      --        10.91             --      9.54%       --       N/A
           Inception November 14 ......................      --         9.96             --       N/A       N/A       N/A
  Foreign Bond US Dollar-Hedged Portfolio
     2012  Total ......................................     758                      11,750                4.66%
           Monument Advisor ...........................      --        15.51             --     10.86%       --       N/A
     2011  Total ......................................     699                       9,776                1.99%
           Monument Advisor ...........................      --        13.99             --      6.79%       --       N/A
     2010  Total ......................................     238                       3,118                1.79%
           Monument Advisor ...........................      --        13.10             --      8.44%       --       N/A
     2009  Total ......................................     145                       1,745                3.24%
           Monument Advisor ...........................      --        12.08             --     15.60%       --       N/A
     2008  Total ......................................     180                       1,884                3.11%
           Monument Advisor ...........................      --        10.45             --     -2.34%       --       N/A
  Global Advantage Strategy Bond Portfolio
     2012  Total ......................................      19                         201                1.26%
           Monument Advisor ...........................      --        10.59             --      6.22%       --       N/A
     2011  Total ......................................       1                          13                0.12%
           Monument Advisor ...........................      --         9.97             --     -0.30%       --       N/A
           Inception November 18 ......................      --        10.00             --       N/A       N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===========================================================================================================================
                                                            AS OF DECEMBER 31 (UNLESS NOTED)
                                                         ------------------------------------
                   FUND DESCRIPTION                       UNITS                    NET ASSETS           INVESTMENT
-------------------------------------------------------  -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
     YEAR  PRODUCT                                        (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
  Global Bond Unhedged Portfolio
     2012  Total ......................................     259                     $ 4,337                1.63%
           Monument Advisor ...........................      --       $16.74             --      6.90%       --        N/A
     2011  Total ......................................     254                       3,974                2.50%
           Monument Advisor ...........................      --        15.66             --      7.55%       --        N/A
     2010  Total ......................................     151                       2,205                2.83%
           Monument Advisor ...........................      --        14.56             --     11.66%       --        N/A
     2009  Total ......................................     146                       1,907                3.14%
           Monument Advisor ...........................      --        13.04             --     16.85%       --        N/A
     2008  Total ......................................     338                       3,770                3.27%
           Monument Advisor ...........................      --        11.16             --     -0.80%       --        N/A
  Global Diversified Allocation Portfolio
     2012  Total ......................................      --                           5                2.57%
           Monument Advisor ...........................      --        10.35             --      3.09%       --        N/A
           Inception November 16 ......................                10.04
  Global Multi-Asset Portfolio
     2012  Total ......................................     233                       2,549                3.76%
           Monument Advisor ...........................      --        10.92             --      8.87%       --        N/A
     2011  Total ......................................     131                       1,313                1.63%
           Monument Advisor ...........................      --        10.03             --     -1.76%       --        N/A
     2010  Total ......................................      15                         158                5.28%
           Monument Advisor ...........................      --        10.21             --      2.10%       --        N/A
           Inception Nov 18 ...........................      --        10.00             --       N/A       N/A        N/A
  High Yield Portfolio
     2012  Total ......................................   4,501                      71,831                5.72%
           Monument Advisor ...........................      --        15.96             --     14.33%       --        N/A
     2011  Total ......................................   3,227                      45,057                6.83%
           Monument Advisor ...........................      --        13.96             --      3.33%       --        N/A
     2010  Total ......................................   2,462                      33,256                7.11%
           Monument Advisor ...........................      --        13.51             --     14.49%       --        N/A
     2009  Total ......................................   3,319                      39,169                8.57%
           Monument Advisor ...........................      --        11.80             --     40.31%       --        N/A
     2008  Total ......................................     437                       3,679                8.02%
           Monument Advisor ...........................      --         8.41             --    -23.55%       --        N/A
  Long-Term US Government Portfolio
     2012  Total ......................................     103                       1,884                2.16%
           Monument Advisor ...........................      --        18.23             --      4.41%       --        N/A
     2011  Total ......................................     215                       3,755                2.55%
           Monument Advisor ...........................      --        17.46             --     27.82%       --        N/A
     2010  Total ......................................      84                       1,151                3.62%
           Monument Advisor ...........................      --        13.66             --     11.60%       --        N/A
     2009  Total ......................................     116                       1,423                3.76%
           Monument Advisor ...........................      --        12.24             --     -4.38%       --        N/A
     2008  Total ......................................     132                       1,689                3.73%
           Monument Advisor ...........................      --        12.80             --     17.32%       --        N/A
  Low Duration Portfolio
     2012  Total ......................................   1,776                      24,371                1.90%
           Monument Advisor ...........................      --        13.72             --      5.78%       --        N/A
     2011  Total ......................................   1,603                      20,782                1.67%
           Monument Advisor ...........................      --        12.97             --      1.17%       --        N/A
     2010  Total ......................................     867                      11,113                1.64%
           Monument Advisor ...........................      --        12.82             --      5.25%       --        N/A
     2009  Total ......................................     630                       7,676                3.42%
           Monument Advisor ...........................      --        12.18             --     13.30%       --        N/A
     2008  Total ......................................     625                       6,720                4.16%
           Monument Advisor ...........................      --        10.75             --     -0.37%       --        N/A
  Real Return Portfolio
     2012  Total ......................................   1,842                      29,874                1.01%
           Monument Advisor ...........................      --        16.22             --      8.71%       --        N/A
           Monument ...................................      --        16.75             --      7.30%       --       1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===========================================================================================================================
                                                            AS OF DECEMBER 31 (UNLESS NOTED)
                                                         ------------------------------------
                   FUND DESCRIPTION                       UNITS                    NET ASSETS           INVESTMENT
-------------------------------------------------------  -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
     YEAR  PRODUCT                                        (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
  Real Return Portfolio (continued)
     2011  Total ......................................   1,498                      $22,341              2.02%
           Monument Advisor ...........................      --       $14.92              --    11.68%      --         N/A
           Monument ...................................      --        15.61              --    10.24%      --        1.30%
     2010  Total ......................................   1,038                       13,860              1.45%
           Monument Advisor ...........................      --        13.36              --     8.09%      --         N/A
           Monument ...................................      --        14.16              --     6.71%      --        1.30%
     2009  Total ......................................     853                       10,560              2.88%
           Monument Advisor ...........................      --        12.36              --    18.39%      --         N/A
           Monument ...................................      --        13.27              --    16.81%      --        1.30%
     2008  Total ......................................     598                        6,250              3.50%
           Monument Advisor ...........................      --        10.44              --    -7.03%      --         N/A
           Monument ...................................      --        11.36              --    -8.24%      --        1.30%
  Short-Term Portfolio
     2012  Total ......................................     718                        9,020              0.89%
           Monument Advisor ...........................      --        12.57              --     2.78%      --         N/A
           Monument ...................................      --        11.43              --     1.42%      --        1.30%
     2011  Total ......................................     742                        9,070              0.94%
           Monument Advisor ...........................      --        12.23              --     0.49%      --         N/A
           Monument ...................................      --        11.27              --    -0.79%      --        1.30%
     2010  Total ......................................     522                        6,347              0.84%
           Monument Advisor ...........................      --        12.17              --     2.10%      --         N/A
           Monument ...................................      --        11.36              --     0.80%      --        1.30%
     2009  Total ......................................     500                        5,961              1.96%
           Monument Advisor ...........................      --        11.92              --     7.87%      --         N/A
           Monument ...................................      --        11.27              --     6.42%      --        1.30%
     2008  Total ......................................     279                        3,079              3.63%
           Monument Advisor ...........................      --        11.05              --    -0.36%      --         N/A
           Monument ...................................      --        10.59              --    -1.58%      --        1.30%
  Total Return Portfolio
     2012  Total ......................................   5,409                       90,758              2.56%
           Monument Advisor ...........................      --        16.78              --     9.60%      --         N/A
           Monument ...................................      --        16.02              --     8.17%      --        1.30%
     2011  Total ......................................   3,776                       57,806              2.63%
           Monument Advisor ...........................      --        15.31              --     3.59%      --         N/A
           Monument ...................................      --        14.81              --     2.28%      --        1.30%
     2010  Total ......................................   3,319                       49,037              2.41%
           Monument Advisor ...........................      --        14.78              --     8.12%      --         N/A
           Monument ...................................      --        14.48              --     6.71%      --        1.30%
     2009  Total ......................................   2,553                       34,892              5.19%
           Monument Advisor ...........................      --        13.67              --    14.01%      --         N/A
           Monument ...................................      --        13.57              --    12.52%      --        1.30%
     2008  Total ......................................   2,023                       24,243              4.46%
           Monument Advisor ...........................      --        11.99              --     4.81%      --         N/A
           Monument ...................................      --        12.06              --     3.52%      --        1.30%
  Unconstrained Bond Portfolio
     2012  Total ......................................     490                        5,234              0.94%
           Monument Advisor ...........................      --        10.68              --     6.91%      --         N/A
           Inception February 3 .......................                 9.99
PIONEER VARIABLE CONTRACTS TRUST:
  Bond Portfolio
     2012  Total ......................................     312                        4,580              4.37%
           Monument Advisor ...........................      --        14.69              --     8.41%      --         N/A
     2011  Total ......................................     316                        4,279              4.72%
           Monument Advisor ...........................      --        13.55              --     5.37%      --         N/A
     2010  Total ......................................     365                        4,693              4.64%
           Monument Advisor ...........................      --        12.86              --     8.89%      --         N/A
     2009  Total ......................................     157                        1,859              5.17%
           Monument Advisor ...........................      --        11.81              --    17.28%      --         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===========================================================================================================================
                                                            AS OF DECEMBER 31 (UNLESS NOTED)
                                                         ------------------------------------
                   FUND DESCRIPTION                       UNITS                    NET ASSETS           INVESTMENT
-------------------------------------------------------  -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
     YEAR  PRODUCT                                        (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
  Bond Portfolio (continued)
     2008  Total ......................................      50                       $ 507                5.24%
           Monument Advisor ...........................      --       $10.07             --     -0.79%       --        N/A
  Emerging Markets Portfolio
     2012  Total ......................................     303                       3,451                0.20%
           Monument Advisor ...........................      --        11.38             --     11.68%       --        N/A
     2011  Total ......................................     176                       1,790                0.00%
           Monument Advisor ...........................      --        10.19             --    -23.67%       --        N/A
     2010  Total ......................................     287                       3,835                0.20%
           Monument Advisor ...........................      --        13.35             --     15.68%       --        N/A
     2009  Total ......................................     300                       3,462                0.68%
           Monument Advisor ...........................      --        11.54             --     74.06%       --        N/A
     2008  Total ......................................     198                       1,315                0.08%
           Monument Advisor ...........................      --         6.63             --    -58.33%       --        N/A
  Equity Income Portfolio
     2012  Total ......................................     211                       3,006                3.33%
           Monument Advisor ...........................      --        14.27             --      9.94%       --        N/A
           Monument ...................................      --        13.46             --      8.55%       --       1.30%
     2011  Total ......................................     372                       4,826                2.08%
           Monument Advisor ...........................      --        12.98             --      5.79%       --        N/A
           Monument ...................................      --        12.40             --      4.38%       --       1.30%
     2010  Total ......................................     209                       2,569                2.10%
           Monument Advisor ...........................      --        12.27             --     19.24%       --        N/A
           Monument ...................................      --        11.88             --     17.74%       --       1.30%
     2009  Total ......................................     140                       1,442                2.86%
           Monument Advisor ...........................      --        10.29             --     13.83%       --        N/A
           Monument ...................................      --        10.09             --     12.36%       --       1.30%
     2008  Total ......................................     227                       2,048                2.63%
           Monument Advisor ...........................      --         9.04             --    -30.46%       --        N/A
           Monument ...................................      --         8.98             --    -31.35%       --       1.30%
  Fund Portfolio
     2012  Total ......................................      46                         616                1.32%
           Monument Advisor ...........................      --        13.29             --      9.93%       --        N/A
           Monument ...................................      --        10.81             --      8.53%       --      1.30%
     2011  Total ......................................      30                         363                0.94%
           Monument Advisor ...........................      --        12.09             --     -4.50%       --        N/A
           Monument ...................................      --         9.96             --     -5.86%       --       1.30%
     2010  Total ......................................     103                       1,307                1.05%
           Monument Advisor ...........................      --        12.66             --     15.72%       --        N/A
           Monument ...................................      --        10.58             --     14.25%       --       1.30%
     2009  Total ......................................     139                       1,518                1.60%
           Monument Advisor ...........................      --        10.94             --     24.89%       --        N/A
           Monument ...................................      --         9.26             --     23.30%       --       1.30%
     2008  Total ......................................     160                       1,401                1.47%
           Monument Advisor ...........................      --         8.76             --    -34.38%       --        N/A
           Monument ...................................      --         7.51             --    -35.20%       --       1.30%
  Fundamental Value Portfolio
     2012  Total ......................................     212                       2,125                1.26%
           Monument Advisor ...........................      --        10.01             --     10.61%       --        N/A
     2011  Total ......................................     134                       1,210                0.67%
           Monument Advisor ...........................      --         9.05             --     -3.72%       --        N/A
     2010  Total ......................................     148                       1,390                0.58%
           Monument Advisor ...........................      --         9.40             --      9.30%       --        N/A
     2009  Total ......................................     140                       1,204                0.72%
           Monument Advisor ...........................      --         8.60             --     15.75%       --        N/A
     2008  Total ......................................     250                       1,857                1.35%
           Monument Advisor ...........................      --         7.43             --    -32.58%       --        N/A
  High Yield Portfolio
     2012  Total ......................................     187                       3,102                5.23%
           Monument Advisor ...........................      --        16.56             --     15.72%       --        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===========================================================================================================================
                                                            AS OF DECEMBER 31 (UNLESS NOTED)
                                                         ------------------------------------
                   FUND DESCRIPTION                       UNITS                    NET ASSETS           INVESTMENT
-------------------------------------------------------  -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
     YEAR  PRODUCT                                        (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
  High Yield Portfolio (continued)
     2011  Total ......................................     158                      $ 2,268               5.01%
           Monument Advisor ...........................      --       $14.31              --    -2.05%       --       N/A
     2010  Total ......................................     205                        2,997               5.37%
           Monument Advisor ...........................      --        14.61              --    17.63%       --       N/A
     2009  Total ......................................     294                        3,653               7.08%
           Monument Advisor ...........................      --        12.42              --    60.05%       --       N/A
     2008  Total ......................................     134                        1,036               6.56%
           Monument Advisor ...........................      --         7.76              --   -35.60%       --       N/A
  Mid Cap Value Portfolio
     2012  Total ......................................      65                          861               0.83%
           Monument Advisor ...........................      --        13.26              --    10.87%       --       N/A
     2011  Total ......................................     165                        1,979               0.59%
           Monument Advisor ...........................      --        11.96              --    -5.83%       --       N/A
     2010  Total ......................................     225                        2,857               0.94%
           Monument Advisor ...........................      --        12.70              --    17.81%       --       N/A
     2009  Total ......................................     158                        1,703               1.19%
           Monument Advisor ...........................      --        10.78              --    25.35%       --       N/A
     2008  Total ......................................     142                        1,225               1.61%
           Monument Advisor ...........................      --         8.60              --   -33.80%       --       N/A
  Strategic Income Portfolio
     2012  Total ......................................     742                       11,442               4.69%
           Monument Advisor ...........................      --        15.42              --    11.18%       --       N/A
     2011  Total ......................................     417                        5,777               4.91%
           Monument Advisor ...........................      --        13.87              --     1.54%       --       N/A
     2010  Total ......................................     559                        7,635               5.34%
           Monument Advisor ...........................      --        13.66              --    11.42%       --       N/A
     2009  Total ......................................     582                        7,132               7.77%
           Monument Advisor ...........................      --        12.26              --    29.19%       --       N/A
     2008  Total ......................................     296                        2,807               6.60%
           Monument Advisor ...........................      --         9.49              --   -11.64%       --       N/A
PROFUNDS VP:
  Access VP High Yield Fund
     2012  Total ......................................   1,074                       13,846               4.47%
           Monument Advisor ...........................      --        12.89              --    14.07%       --       N/A
     2011  Total ......................................     684                        7,728               1.06%
           Monument Advisor ...........................      --        11.30              --     2.73%       --       N/A
     2010  Total ......................................     171                        1,882               0.39%
           Monument Advisor ...........................      --        11.00              --     9.89%       --       N/A
           Inception May 1 ............................      --        10.01              --      N/A       N/A       N/A
  Asia 30 Fund
     2012  Total ......................................      82                          778               0.00%
           Monument Advisor ...........................      --         9.52              --    15.39%       --       N/A
     2011  Total ......................................      26                          212               0.03%
           Monument Advisor ...........................      --         8.25              --   -26.99%       --       N/A
     2010  Total ......................................      81                          914               0.00%
           Monument Advisor ...........................      --        11.30              --    12.21%       --       N/A
           Inception May 1 ............................      --        10.07              --      N/A       N/A       N/A
  Banks Fund
     2012  Total ......................................      11                          124               0.00%
           Monument Advisor ...........................      --        10.84              --    33.50%       --       N/A
     2011  Total ......................................       1                            7               0.00%
           Monument Advisor ...........................      --         8.12              --   -26.78%       --       N/A
     2010  Total ......................................      --                           --               0.00%
           Monument Advisor ...........................      --        11.09              --    11.23%       --       N/A
           Inception Nov 19 ...........................      --         9.97              --      N/A       N/A       N/A
  Basic Materials Fund
     2012  Total ......................................      23                          249               0.29%
           Monument Advisor ...........................      --        11.06              --     8.54%       --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===========================================================================================================================
                                                            AS OF DECEMBER 31 (UNLESS NOTED)
                                                         ------------------------------------
                   FUND DESCRIPTION                       UNITS                    NET ASSETS           INVESTMENT
-------------------------------------------------------  -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
     YEAR  PRODUCT                                        (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
  Basic Materials Fund (continued)
     2011  Total ......................................      4                         $ 38                0.12%
           Monument Advisor ...........................     --        $10.19             --    -16.20%       --       N/A
     2010  Total ......................................     45                          548                0.00%
           Monument Advisor ...........................     --         12.16             --     21.60%       --       N/A
           Inception May 1 ............................     --         10.00             --       N/A       N/A       N/A
  Bear Fund
     2012  Total ......................................     53                          358                0.00%
           Monument Advisor ...........................     --          6.79             --    -16.58%       --       N/A
     2011  Total ......................................      7                           54                0.00%
           Monument Advisor ...........................     --          8.14             --     -8.85%       --       N/A
     2010  Total ......................................      9                           84                0.00%
           Monument Advisor ...........................     --          8.93             --     -9.52%       --       N/A
           Inception May 1 ............................     --          9.87             --       N/A       N/A       N/A
  Biotechnology Fund
     2012  Total ......................................     31                          468                0.00%
           Monument Advisor ...........................     --         15.05             --     40.65%       --       N/A
     2011  Total ......................................      1                            7                0.00%
           Monument Advisor ...........................     --         10.70             --      6.57%       --       N/A
     2010  Total ......................................     20                          201                0.00%
           Monument Advisor ...........................     --         10.04             --     -0.20%       --       N/A
           Inception May 1 ............................     --         10.06             --       N/A       N/A       N/A
  Bull Fund
     2012  Total ......................................    410                        4,950                0.00%
           Monument Advisor ...........................     --         12.07             --     13.87%       --       N/A
     2011  Total ......................................    237                        2,510                0.00%
           Monument Advisor ...........................     --         10.60             --      0.00%       --       N/A
     2010  Total ......................................    165                        1,753                0.00%
           Monument Advisor ...........................     --         10.60             --      4.64%       --       N/A
           Inception May 1 ............................     --         10.13             --       N/A       N/A       N/A
  Consumer Goods Fund
     2012  Total ......................................     74                          973                1.09%
           Monument Advisor ...........................     --         13.11             --     10.91%       --       N/A
     2011  Total ......................................      6                           74                0.51%
           Monument Advisor ...........................     --         11.82             --      6.97%       --       N/A
     2010  Total ......................................     12                          130                0.00%
           Monument Advisor ...........................     --         11.05             --      9.41%       --       N/A
           Inception May 1 ............................     --         10.10             --       N/A       N/A       N/A
  Consumer Services Fund
     2012  Total ......................................     93                        1,249                0.00%
           Monument Advisor ...........................     --         13.38             --     22.08%       --       N/A
     2011  Total ......................................      4                           38                0.00%
           Monument Advisor ...........................     --         10.96             --      5.49%       --       N/A
     2010  Total ......................................      1                            8                0.00%
           Monument Advisor ...........................     --         10.39             --      3.38%       --       N/A
           Inception Nov 19 ...........................     --         10.05             --       N/A       N/A       N/A
  Emerging Markets Fund
     2012  Total ......................................    200                        1,900                0.44%
           Monument Advisor ...........................     --          9.49             --      6.63%       --       N/A
     2011  Total ......................................      3                           26                0.00%
           Monument Advisor ...........................     --          8.90             --    -19.68%       --       N/A
     2010  Total ......................................    106                        1,173                0.00%
           Monument Advisor ...........................     --         11.08             --     11.02%       --       N/A
           Inception May 1 ............................     --          9.98             --       N/A       N/A       N/A
  Europe 30 Fund
     2012  Total ......................................     87                          983                8.96%
           Monument Advisor ...........................     --         11.33             --     16.56%       --       N/A
     2011  Total ......................................      9                           84                2.03%
           Monument Advisor ...........................     --          9.72             --     -8.82%       --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===========================================================================================================================
                                                            AS OF DECEMBER 31 (UNLESS NOTED)
                                                         ------------------------------------
                   FUND DESCRIPTION                       UNITS                    NET ASSETS           INVESTMENT
-------------------------------------------------------  -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
     YEAR  PRODUCT                                        (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
  Europe 30 Fund (continued)
     2010  Total ......................................      21                       $ 228                0.02%
           Monument Advisor ...........................      --       $10.66             --      6.81%       --       N/A
           Inception May 1 ............................      --         9.98             --       N/A       N/A       N/A
  Falling U.S. Dollar Fund
     2012  Total ......................................      --                           4                0.00%
           Monument Advisor ...........................      --         9.59             --     -0.83%       --       N/A
     2011  Total ......................................      --                           4                0.00%
           Monument Advisor ...........................      --         9.67             --     -2.72%       --       N/A
     2010  Total ......................................       2                          15                0.00%
           Monument Advisor ...........................      --         9.94             --     -0.90%       --       N/A
           Inception Nov 19 ...........................      --        10.03             --       N/A       N/A       N/A
  Financials Fund
     2012  Total ......................................      25                         267                0.03%
           Monument Advisor ...........................      --        10.61             --     24.68%       --       N/A
     2011  Total ......................................       7                          59                0.00%
           Monument Advisor ...........................      --         8.51             --    -13.87%       --       N/A
     2010  Total ......................................      --                           2                0.00%
           Monument Advisor ...........................      --         9.88             --     -2.85%       --       N/A
           Inception May 1 ............................      --        10.17             --       N/A       N/A       N/A
  Health Care Fund
     2012  Total ......................................      73                         966                0.05%
           Monument Advisor ...........................      --        13.23             --     17.39%       --       N/A
     2011  Total ......................................       5                          61                0.15%
           Monument Advisor ...........................      --        11.27             --     10.06%       --       N/A
     2010  Total ......................................       7                          70                0.00%
           Monument Advisor ...........................      --        10.24             --      1.79%       --       N/A
           Inception May 1 ............................      --        10.06             --       N/A       N/A       N/A
  Industrials Fund
     2012  Total ......................................     143                       1,759                0.25%
           Monument Advisor ...........................      --        12.27             --     15.86%       --       N/A
     2011  Total ......................................      20                         207                0.29%
           Monument Advisor ...........................      --        10.59             --     -1.85%       --       N/A
     2010  Total ......................................      18                         198                0.00%
           Monument Advisor ...........................      --        10.79             --      5.78%       --       N/A
           Inception May 1 ............................      --        10.20             --       N/A       N/A       N/A
  International Fund
     2012  Total ......................................     144                       1,577                0.00%
           Monument Advisor ...........................      --        10.97             --     15.96%       --       N/A
     2011  Total ......................................       3                          24                0.00%
           Monument Advisor ...........................      --         9.46             --    -14.39%       --       N/A
     2010  Total ......................................      60                         668                0.00%
           Monument Advisor ...........................      --        11.05             --      9.62%       --       N/A
           Inception May 1 ............................      --        10.08             --       N/A       N/A       N/A
  Internet Fund
     2012  Total ......................................      23                         271                0.00%
           Monument Advisor ...........................      --        11.59             --     19.73%       --       N/A
     2011  Total ......................................       2                          20                0.00%
           Monument Advisor ...........................      --         9.68             --     -6.92%       --       N/A
     2010  Total ......................................      13                         140                0.00%
           Monument Advisor ...........................      --        10.40             --      3.28%       --       N/A
           Inception Nov 19 ...........................      --        10.07             --       N/A       N/A       N/A
  Japan Fund
     2012  Total ......................................      80                         731                0.00%
           Monument Advisor ...........................      --         9.11             --     22.94%       --       N/A
     2011  Total ......................................      14                         106                0.00%
           Monument Advisor ...........................      --         7.41             --    -18.57%       --       N/A
     2010  Total ......................................      12                         110                0.00%
           Monument Advisor ...........................      --         9.10             --     -9.99%       --       N/A
           Inception May 1 ............................      --        10.11             --       N/A       N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===========================================================================================================================
                                                            AS OF DECEMBER 31 (UNLESS NOTED)
                                                         ------------------------------------
                   FUND DESCRIPTION                       UNITS                    NET ASSETS           INVESTMENT
-------------------------------------------------------  -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
     YEAR  PRODUCT                                        (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
  Large-Cap Growth Fund
     2012  Total ......................................      27                        $ 345               0.04%
           Monument Advisor ...........................      --       $12.59              --    12.71%       --       N/A
     2011  Total ......................................       2                           19               0.00%
           Monument Advisor ...........................      --        11.17              --     3.14%       --       N/A
     2010  Total ......................................      40                          433               0.00%
           Monument Advisor ...........................      --        10.83              --     7.02%       --       N/A
           Inception May 1 ............................      --        10.12              --      N/A       N/A       N/A
  Large-Cap Value Fund
     2012  Total ......................................     138                        1,640               0.26%
           Monument Advisor ...........................      --        11.86              --    15.37%       --       N/A
     2011  Total ......................................      16                          165               1.11%
           Monument Advisor ...........................      --        10.28              --    -1.25%       --       N/A
     2010  Total ......................................       2                           22               0.00%
           Monument Advisor ...........................      --        10.41              --     2.66%       --       N/A
           Inception May 1 ............................      --        10.14              --      N/A       N/A       N/A
  Mid-Cap Fund
     2012  Total ......................................     187                        2,271               0.00%
           Monument Advisor ...........................      --        12.13              --    15.52%       --       N/A
     2011  Total ......................................      67                          703               0.00%
           Monument Advisor ...........................      --        10.50              --    -4.20%       --       N/A
     2010  Total ......................................       7                           82               0.00%
           Monument Advisor ...........................      --        10.96              --     7.87%       --       N/A
           Inception May 1 ............................      --        10.16              --      N/A       N/A       N/A
  Mid-Cap Growth Fund
     2012  Total ......................................      89                        1,136               0.00%
           Monument Advisor ...........................      --        12.74              --    15.40%       --       N/A
     2011  Total ......................................       2                           22               0.00%
           Monument Advisor ...........................      --        11.04              --    -2.90%       --       N/A
     2010  Total ......................................     201                        2,289               0.00%
           Monument Advisor ...........................      --        11.37              --    11.80%       --       N/A
           Inception May 1 ............................      --        10.17              --      N/A       N/A       N/A
  Mid-Cap Value Fund
     2012  Total ......................................     109                        1,293               0.15%
           Monument Advisor ...........................      --        11.92              --    16.63%       --       N/A
     2011  Total ......................................       7                           70               0.02%
           Monument Advisor ...........................      --        10.22              --    -3.95%       --       N/A
     2010  Total ......................................      --                            3               0.00%
           Monument Advisor ...........................      --        10.64              --     4.72%       --       N/A
           Inception May 1 ............................      --        10.16              --      N/A       N/A       N/A
  Money Market Fund
     2012  Total ......................................   3,363                       33,645               0.02%
           Monument Advisor ...........................      --        10.00              --     0.00%       --       N/A
     2011  Total ......................................     364                        3,641               0.02%
           Monument Advisor ...........................      --        10.00              --     0.00%       --       N/A
     2010  Total ......................................      39                          389               0.00%
           Monument Advisor ...........................      --        10.00              --     0.00%       --       N/A
           Inception Nov 19 ...........................      --        10.00              --      N/A       N/A       N/A
  NASDAQ-100 Fund
     2012  Total ......................................     154                        1,999               0.00%
           Monument Advisor ...........................      --        13.01              --    16.26%       --       N/A
     2011  Total ......................................      18                          199               0.00%
           Monument Advisor ...........................      --        11.19              --     1.45%       --       N/A
     2010  Total ......................................     122                        1,347               0.00%
           Monument Advisor ...........................      --        11.03              --     8.67%       --       N/A
           Inception May 1 ............................      --        10.15              --      N/A       N/A       N/A
  Oil & Gas Fund
     2012  Total ......................................      54                          637               0.14%
           Monument Advisor ...........................      --        11.87              --     2.95%       --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                                                (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
 Oil & Gas Fund (continued)
   2011  Total .............................................         6                   $       66                 0.23%
         Monument Advisor ..................................        --      $ 11.53              --    2.22%          --      N/A
   2010  Total .............................................        32                          359                 0.00%
         Monument Advisor ..................................        --        11.28              --   11.68%          --      N/A
         Inception May 1 ...................................        --        10.10              --     N/A          N/A      N/A
 Pharmaceuticals Fund
   2012  Total .............................................        14                          187                 0.56%
         Monument Advisor ..................................        --        13.33              --   11.83%          --      N/A
   2011  Total .............................................        71                          851                 0.00%
         Monument Advisor ..................................        --        11.92              --   16.18%          --      N/A
   2010  Total .............................................        --                            3                 0.00%
         Monument Advisor ..................................        --        10.26              --    1.79%          --      N/A
         Inception May 1 ...................................        --        10.08              --     N/A          N/A      N/A
 Precious Metals Fund
   2012  Total .............................................        74                          631                 0.00%
         Monument Advisor ..................................        --         8.55              --  -14.59%          --      N/A
   2011  Total .............................................        80                          802                 0.00%
         Monument Advisor ..................................        --        10.01              --  -19.21%          --      N/A
   2010  Total .............................................        65                          801                 0.00%
         Monument Advisor ..................................        --        12.39              --   26.04%          --      N/A
         Inception May 1 ...................................        --         9.83              --     N/A          N/A      N/A
 Real Estate Fund
   2012  Total .............................................        54                          716                 2.54%
         Monument Advisor ..................................        --        13.21              --   17.11%          --      N/A
   2011  Total .............................................         8                           89                 0.00%
         Monument Advisor ..................................        --        11.28              --    4.74%          --      N/A
   2010  Total .............................................         1                           16                 1.98%
         Monument Advisor ..................................        --        10.77              --    4.36%          --      N/A
         Inception May 1 ...................................        --        10.32              --     N/A          N/A      N/A
 Rising Rates Opportunity Fund
   2012  Total .............................................       111                          573                 0.00%
         Monument Advisor ..................................        --         5.17              --   -7.01%          --      N/A
   2011  Total .............................................        32                          176                 0.00%
         Monument Advisor ..................................        --         5.56              --  -37.46%          --      N/A
   2010  Total .............................................        49                          436                 0.00%
         Monument Advisor ..................................        --         8.89              --  -11.19%          --      N/A
         Inception May 1 ...................................        --        10.01              --     N/A          N/A      N/A
 Semiconductor Fund
   2012  Total .............................................         1                            5                 0.61%
         Monument Advisor ..................................        --         9.74              --   -4.13%          --      N/A
   2011  Total .............................................        --                            4                 0.01%
         Monument Advisor ..................................        --        10.16              --   -3.88%          --      N/A
   2010  Total .............................................         9                           91                 0.00%
         Monument Advisor ..................................        --        10.57              --    4.34%          --      N/A
         Inception Nov 19 ..................................        --        10.13              --     N/A          N/A      N/A
 Short Emerging Markets
   2012  Total .............................................        --                           --                 0.00%
         Monument Advisor ..................................        --         9.15              --  -13.11%          --      N/A
   2011  Total .............................................         2                           17                 0.00%
         Monument Advisor ..................................        --        10.53              --   10.73%          --      N/A
   2010  Total .............................................        38                          365                 0.00%
         Monument Advisor ..................................        --         9.51              --   -5.00%          --      N/A
         Inception Nov 19 ..................................        --        10.01              --     N/A          N/A      N/A
 Short International Fund
   2012  Total .............................................        24                          194                 0.00%
         Monument Advisor ..................................        --         7.95              --  -20.10%          --      N/A
   2011  Total .............................................         2                           19                 0.00%
         Monument Advisor ..................................        --         9.95              --    1.74%          --      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                                                (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
 Short International Fund (continued)
   2010  Total .............................................        --                   $        1                 0.00%
         Monument Advisor ..................................        --      $  9.78              --   -2.20%          --      N/A
         Inception Nov 19 ..................................        --        10.00              --     N/A          N/A      N/A
 Short Mid-Cap Fund
   2012  Total .............................................        --                            1                 0.00%
         Monument Advisor ..................................        --         6.91              --  -18.99%          --      N/A
   2011  Total .............................................        --                            3                 0.00%
         Monument Advisor ..................................        --         8.53              --   -8.18%          --      N/A
   2010  Total .............................................        --                           --                 0.00%
         Monument Advisor ..................................        --         9.29              --   -6.82%          --      N/A
         Inception Nov 19 ..................................        --         9.97              --     N/A          N/A      N/A
 Short NASDAQ-100 Fund
   2012  Total .............................................       124                          776                 0.00%
         Monument Advisor ..................................        --         6.26              --  -18.81%          --      N/A
   2011  Total .............................................         2                           12                 0.00%
         Monument Advisor ..................................        --         7.71              --  -10.45%          --      N/A
   2010  Total .............................................         8                           70                 0.00%
         Monument Advisor ..................................        --         8.61              --  -12.59%          --      N/A
         Inception May 1 ...................................        --         9.85              --     N/A          N/A      N/A
 Short Small-Cap Fund
   2012  Total .............................................        47                          292                 0.00%
         Monument Advisor ..................................        --         6.22              --  -18.90%          --      N/A
   2011  Total .............................................         5                           38                 0.00%
         Monument Advisor ..................................        --         7.67              --   -9.12%          --      N/A
   2010  Total .............................................         1                           11                 0.00%
         Monument Advisor ..................................        --         8.44              --  -13.35%          --      N/A
         Inception May 1 ...................................        --         9.74              --     N/A          N/A      N/A
 Small Cap Fund
   2012  Total .............................................        37                          433                 0.00%
         Monument Advisor ..................................        --        11.70              --   14.82%          --      N/A
   2011  Total .............................................        79                          809                 0.00%
         Monument Advisor ..................................        --        10.19              --   -5.65%          --      N/A
   2010  Total .............................................        35                          378                 0.00%
         Monument Advisor ..................................        --        10.80              --    7.46%          --      N/A
         Inception Nov 19 ..................................        --        10.05              --     N/A          N/A      N/A
 Small-Cap Growth Fund
   2012  Total .............................................        80                        1,028                 0.00%
         Monument Advisor ..................................        --        12.78              --   12.50%          --      N/A
   2011  Total .............................................        25                          281                 0.00%
         Monument Advisor ..................................        --        11.36              --    1.25%          --      N/A
   2010  Total .............................................       124                        1,393                 0.00%
         Monument Advisor ..................................        --        11.22              --    9.78%          --      N/A
         Inception May 1 ...................................        --        10.22              --     N/A          N/A      N/A
 Small-Cap Value Fund
   2012  Total .............................................       152                        1,772                 0.00%
         Monument Advisor ..................................        --        11.67              --   16.12%          --      N/A
   2011  Total .............................................        26                          263                 0.00%
         Monument Advisor ..................................        --        10.05              --   -4.10%          --      N/A
   2010  Total .............................................        15                          161                 0.00%
         Monument Advisor ..................................        --        10.48              --    2.54%          --      N/A
         Inception May 1 ...................................        --        10.22              --     N/A          N/A      N/A
 Technology Fund
   2012  Total .............................................         2                           21                 0.00%
         Monument Advisor ..................................        --        11.66              --   10.31%          --      N/A
   2011  Total .............................................        81                          855                 0.00%
         Monument Advisor ..................................        --        10.57              --   -1.31%          --      N/A
   2010  Total .............................................         2                           16                 0.00%
         Monument Advisor ..................................        --        10.71              --    5.52%          --      N/A
         Inception May 1 ...................................        --        10.15              --     N/A          N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                                                (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
 Telecommunications Fund
   2012  Total .............................................        25                    $     310                 0.69%
         Monument Advisor ..................................        --      $ 12.51              --   16.48%          --      N/A
   2011  Total .............................................         2                           22                 2.85%
         Monument Advisor ..................................        --        10.74              --    1.90%          --      N/A
   2010  Total .............................................        --                           --                 0.00%
         Monument Advisor ..................................        --        10.54              --    5.40%          --      N/A
         Inception Nov 19 ..................................        --        10.00              --     N/A          N/A      N/A
 U.S. Government Plus Fund
   2012  Total .............................................        32                          493                 0.00%
         Monument Advisor ..................................        --        15.38              --    0.98%          --      N/A
   2011  Total .............................................        37                          565                 0.16%
         Monument Advisor ..................................        --        15.23              --   43.54%          --      N/A
   2010  Total .............................................         7                           79                 0.41%
         Monument Advisor ..................................        --        10.61              --    6.31%          --      N/A
         Inception May 1 ...................................        --         9.98              --     N/A          N/A      N/A
 UltraBull Fund
   2012  Total .............................................        16                          215                 0.00%
         Monument Advisor ..................................        --        13.39              --   29.00%          --      N/A
   2011  Total .............................................         2                           23                13.78%
         Monument Advisor ..................................        --        10.38              --   -4.86%          --      N/A
   2010  Total .............................................         2                           26                 0.00%
         Monument Advisor ..................................        --        10.91              --    6.34%          --      N/A
         Inception May 1 ...................................        --        10.26              --     N/A          N/A      N/A
 UltraMid-Cap Fund
   2012  Total .............................................        15                          197                 0.00%
         Monument Advisor ..................................        --        13.49              --   32.51%          --      N/A
   2011  Total .............................................         2                           25                 0.00%
         Monument Advisor ..................................        --        10.18              --  -13.66%          --      N/A
   2010  Total .............................................         4                           45                 0.00%
         Monument Advisor ..................................        --        11.79              --   14.24%          --      N/A
         Inception May 1 ...................................        --        10.32              --     N/A          N/A      N/A
 UltraNASDAQ-100 Fund
   2012  Total .............................................        24                          377                 0.00%
         Monument Advisor ..................................        --        15.64              --   33.68%          --      N/A
   2011  Total .............................................        --                           --                 0.00%
         Monument Advisor ..................................        --        11.70              --   -1.18%          --      N/A
   2010  Total .............................................         1                           12                 0.00%
         Monument Advisor ..................................        --        11.84              --   14.84%          --      N/A
         Inception May 1 ...................................        --        10.31              --     N/A          N/A      N/A
 UltraShort NASDAQ-100 Fund
   2012  Total .............................................        38                          174                 0.00%
         Monument Advisor ..................................        --         4.61              --  -35.25%          --      N/A
   2011  Total .............................................        30                          214                 0.00%
         Monument Advisor ..................................        --         7.12              --  -22.10%          --      N/A
   2010  Total .............................................        --                           --                 0.00%
         Monument Advisor ..................................        --         9.14              --   -8.51%          --      N/A
         Inception Nov 19 ..................................        --         9.99              --     N/A          N/A      N/A
 UltraSmall-Cap Fund
   2012  Total .............................................        11                          126                 0.00%
         Monument Advisor ..................................        --        12.00              --   29.59%          --      N/A
   2011  Total .............................................        11                          101                 0.00%
         Monument Advisor ..................................        --         9.26              --  -18.84%          --      N/A
   2010  Total .............................................         6                           70                 0.00%
         Monument Advisor ..................................        --        11.41              --    9.19%          --      N/A
         Inception May 1 ...................................        --        10.45              --     N/A          N/A      N/A
 Utilities Fund
   2012  Total .............................................        67                          830                 1.74%
         Monument Advisor ..................................        --        12.46              --    0.16%          --      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                                                (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
 Utilities Fund (continued)
   2011  Total .............................................        96                   $    1,199                 1.03%
         Monument Advisor ..................................        --       $12.44              --   17.47%          --      N/A
   2010  Total .............................................         7                           69                 0.00%
         Monument Advisor ..................................        --        10.59              --    4.44%          --      N/A
         Inception May 1 ...................................        --        10.14              --     N/A          N/A      N/A
PUTNAM VARIABLE TRUST:
 Absolute Return 500 Fund
   2012  Total .............................................        23                          231                 0.00%
         Monument Advisor ..................................        --        10.03              --    4.37%          --      N/A
   2011  Total .............................................         3                           31                 0.00%
         Monument Advisor ..................................        --         9.61              --   -3.71%          --      N/A
         Inception May 2 ...................................        --         9.98              --     N/A          N/A      N/A
 American Government Income Fund
   2012  Total .............................................        36                          384                 1.80%
         Monument Advisor ..................................        --        10.72              --    1.80%          --      N/A
   2011  Total .............................................       241                        2,542                 0.78%
         Monument Advisor ..................................        --        10.53              --    6.80%          --      N/A
   2010  Total .............................................        20                          201                 0.00%
         Monument Advisor ..................................        --         9.86              --   -1.50%          --      N/A
         Inception Nov 19 ..................................        --        10.01              --     N/A          N/A      N/A
 Diversified Income Fund
   2012  Total .............................................        54                          581                 5.57%
         Monument Advisor ..................................        --        10.84              --   11.52%          --      N/A
   2011  Total .............................................        32                          311                16.46%
         Monument Advisor ..................................        --         9.72              --   -3.19%          --      N/A
   2010  Total .............................................       304                        3,052                 0.00%
         Monument Advisor ..................................        --        10.04              --    0.40%          --      N/A
         Inception Nov 19 ..................................        --        10.00              --     N/A          N/A      N/A
 Equity Income Fund
   2012  Total .............................................        59                          756                 2.17%
         Monument Advisor ..................................        --        12.79              --   19.31%          --      N/A
   2011  Total .............................................        53                          565                 0.95%
         Monument Advisor ..................................        --        10.72              --    1.90%          --      N/A
   2010  Total .............................................        16                          166                 0.00%
         Monument Advisor ..................................        --        10.52              --    5.09%          --      N/A
         Inception Nov 19 ..................................        --        10.01              --     N/A          N/A      N/A
 Global Asset Allocation Fund
   2012  Total .............................................        12                          140                 0.64%
         Monument Advisor ..................................        --        11.71              --   14.24%          --      N/A
   2011  Total .............................................        11                          118                 4.24%
         Monument Advisor ..................................        --        10.25              --   -0.49%          --      N/A
   2010  Total .............................................        12                          120                 0.00%
         Monument Advisor ..................................        --        10.30              --    2.90%          --      N/A
         Inception Nov 19 ..................................        --        10.01              --     N/A          N/A      N/A
 High Yield Fund
   2012  Total .............................................       337                        4,033                 7.63%
         Monument Advisor ..................................        --        11.96              --   16.00%          --      N/A
   2011  Total .............................................       601                        6,198                 8.40%
         Monument Advisor ..................................        --        10.31              --    1.78%          --      N/A
   2010  Total .............................................     1,233                       12,490                 0.00%
         Monument Advisor ..................................        --        10.13              --    1.30%          --      N/A
         Inception Nov 19 ..................................        --        10.00              --     N/A          N/A      N/A
 Income Fund
   2012  Total .............................................       132                        1,545                 1.66%
         Monument Advisor ..................................        --        11.67              --   10.72%          --      N/A
   2011  Total .............................................        21                          225                 0.76%
         Monument Advisor ..................................        --        10.54              --    5.08%          --      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                                                (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST: (continued)
Income Fund (continued)
   2010  Total .............................................       229                   $    2,295                 0.00%
         Monument Advisor ..................................        --      $ 10.03              --    0.30%          --      N/A
         Inception Nov 19 ..................................        --        10.00              --     N/A          N/A      N/A
 Investors Fund
   2012  Total .............................................         7                           85                 1.13%
         Monument Advisor ..................................        --        12.33              --   16.76%          --      N/A
   2011  Total .............................................         2                           21                 0.71%
         Monument Advisor ..................................        --        10.56              --    0.09%          --      N/A
   2010  Total .............................................         2                           22                 0.00%
         Monument Advisor ..................................        --        10.55              --    5.18%          --      N/A
         Inception Nov 19 ..................................        --        10.03              --     N/A          N/A      N/A
 Multi-Cap Value Fund
   2012  Total .............................................        12                          146                 0.27%
         Monument Advisor ..................................        --        11.82              --   16.22%          --      N/A
   2011  Total .............................................         5                           54                 0.27%
         Monument Advisor ..................................        --        10.17              --   -5.13%          --      N/A
   2010  Total .............................................         5                           57                 0.00%
         Monument Advisor ..................................        --        10.72              --    6.56%          --      N/A
         Inception Nov 19 ..................................        --        10.06              --     N/A          N/A      N/A
 Voyager Fund
   2012  Total .............................................        42                          421                 0.42%
         Monument Advisor ..................................        --         9.93              --   14.27%          --      N/A
   2011  Total .............................................        48                          416                 0.00%
         Monument Advisor ..................................        --         8.69              --  -17.86%          --      N/A
   2010  Total .............................................         9                           97                 0.00%
         Monument Advisor ..................................        --        10.58              --    5.17%          --      N/A
         Inception Nov 19 ..................................        --        10.06              --     N/A          N/A      N/A
ROYCE CAPITAL FUND:
 Micro-Cap Portfolio
   2012  Total .............................................       157                        2,678                 0.00%
         Monument Advisor ..................................        --        17.02              --    7.59%          --      N/A
         Monument ..........................................        --        23.16              --    6.24%          --     1.30%
   2011  Total .............................................       171                        2,711                 1.90%
         Monument Advisor ..................................        --        15.82              --  -12.11%          --      N/A
         Monument ..........................................        --        21.80              --  -13.25%          --     1.30%
   2010  Total .............................................       208                        3,770                 2.00%
         Monument Advisor ..................................        --        18.00              --   29.96%          --      N/A
         Monument ..........................................        --        25.13              --   28.28%          --     1.30%
   2009  Total .............................................       223                        3,102                 0.00%
         Monument Advisor ..................................        --        13.85              --   58.11%          --      N/A
         Monument ..........................................        --        19.59              --   55.97%          --     1.30%
   2008  Total .............................................       184                        1,624                 2.48%
         Monument Advisor ..................................        --         8.76              --  -43.30%          --      N/A
         Monument ..........................................        --        12.56              --  -43.98%          --     1.30%
 Small-Cap Portfolio
   2012  Total .............................................       382                        6,300                 0.11%
         Monument Advisor ..................................        --        16.46              --   12.51%          --      N/A
         Monument ..........................................        --        24.56              --   11.03%          --     1.30%
   2011  Total .............................................       385                        5,632                 0.32%
         Monument Advisor ..................................        --        14.63              --   -3.24%          --      N/A
         Monument ..........................................        --        22.12              --   -4.53%          --     1.30%
   2010  Total .............................................       423                        6,424                 0.12%
         Monument Advisor ..................................        --        15.12              --   20.48%          --      N/A
         Monument ..........................................        --        23.17              --   19.00%          --     1.30%
   2009  Total .............................................       351                        4,440                 0.00%
         Monument Advisor ..................................        --        12.55              --   35.24%          --      N/A
         Monument ..........................................        --        19.47              --   33.45%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                                                (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND: (continued)
 Small-Cap Portfolio (continued)
   2008  Total .............................................       363                   $    3,399                 0.80%
         Monument Advisor ..................................        --      $  9.28              --  -27.22%          --      N/A
         Monument ..........................................        --        14.59              --  -28.13%          --     1.30%
RUSSELL INVESTMENT FUNDS:
 Aggressive Equity Fund
   2012  Total .............................................         3                           32                 1.36%
         Monument Advisor ..................................        --        10.05              --   15.78%          --      N/A
   2011  Total .............................................        --                            2                 0.48%
         Monument Advisor ..................................        --         8.68              --  -12.50%          --      N/A
         Inception May 2 ...................................        --         9.92              --     N/A          N/A      N/A
 Balanced Strategy Fund
   2012  Total .............................................       141                        1,459                 3.15%
         Monument Advisor ..................................        --        10.33              --   13.02%          --      N/A
   2011  Total .............................................         2                           18                 2.38%
         Monument Advisor ..................................        --         9.14              --   -8.60%          --      N/A
         Inception May 2 ...................................        --        10.00              --     N/A          N/A      N/A
 Conservative Strategy Fund
   2012  Total .............................................        97                        1,038                 3.22%
         Monument Advisor ..................................        --        10.67              --    8.88%          --      N/A
   2011  Total .............................................        89                          876                 3.37%
         Monument Advisor ..................................        --         9.80              --   -2.00%          --      N/A
         Inception May 2 ...................................        --        10.00              --     N/A          N/A      N/A
 Core Bond Fund
   2012  Total .............................................        18                          205                 2.44%
         Monument Advisor ..................................        --        11.08              --    8.41%          --      N/A
   2011  Total .............................................         7                           71                 2.96%
         Monument Advisor ..................................        --        10.22              --    2.20%          --      N/A
         Inception May 2 ...................................        --        10.00              --     N/A          N/A      N/A
 Equity Growth Strategy Fund
   2012  Total .............................................        11                          114                 3.77%
         Monument Advisor ..................................        --         9.93              --   15.60%          --      N/A
   2011  Total .............................................         1                            7                 1.80%
         Monument Advisor ..................................        --         8.59              --  -14.01%          --      N/A
         Inception May 2 ...................................        --         9.99              --     N/A          N/A      N/A
 Global Real Estate Securities Fund
   2012  Total .............................................       193                        2,119                 6.75%
         Monument Advisor ..................................        --        10.99              --   27.64%          --      N/A
   2011  Total .............................................        49                          421                 0.79%
         Monument Advisor ..................................        --         8.61              --  -14.16%          --      N/A
         Inception May 2 ...................................        --        10.03              --     N/A          N/A      N/A
 Growth Strategy Fund
   2012  Total .............................................        --                           --                 0.00%
         Monument Advisor ..................................        --        10.06              --   14.19%          --      N/A
   2011  Total .............................................        --                           --                 0.00%
         Monument Advisor ..................................        --         8.81              --  -11.90%          --      N/A
         Inception May 2 ...................................        --        10.00              --     N/A          N/A      N/A
 Moderate Strategy Fund
   2012  Total .............................................        14                          144                 4.57%
         Monument Advisor ..................................        --        10.56              --   11.04%          --      N/A
   2011  Total .............................................         4                           42                 5.59%
         Monument Advisor ..................................        --         9.51              --   -4.90%          --      N/A
         Inception May 2 ...................................        --        10.00              --     N/A          N/A      N/A
 Multi-Style Equity Fund
   2012  Total .............................................         4                           46                 1.35%
         Monument Advisor ..................................        --        10.49              --   15.66%          --      N/A
   2011  Total .............................................         1                           11                 0.52%
         Monument Advisor ..................................        --         9.07              --   -9.12%          --      N/A
         Inception May 2 ...................................        --         9.98              --     N/A          N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                                                (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
RUSSELL INVESTMENT FUNDS: (continued)
 Non U.S. Fund
   2012  Total .............................................        14                   $      133                 1.89%
         Monument Advisor ..................................        --      $  9.50              --   19.80%          --      N/A
   2011  Total .............................................         4                           28                 0.82%
         Monument Advisor ..................................        --         7.93              --  -20.86%          --      N/A
         Inception May 2 ...................................        --        10.02              --     N/A          N/A      N/A
T. ROWE PRICE EQUITY SERIES, INC:
 Blue Chip Growth Portfolio II
   2012  Total .............................................       718                        9,649                 0.00%
         Monument Advisor ..................................        --        13.44              --   17.89%          --      N/A
   2011  Total .............................................       570                        6,499                 0.00%
         Monument Advisor ..................................        --        11.40              --    1.33%          --      N/A
   2010  Total .............................................       536                        6,031                 0.00%
         Monument Advisor ..................................        --        11.25              --   15.98%          --      N/A
   2009  Total .............................................       506                        4,907                 0.00%
         Monument Advisor ..................................        --         9.70              --   41.81%          --      N/A
   2008  Total .............................................       544                        3,719                 0.11%
         Monument Advisor ..................................        --         6.84              --  -42.62%          --      N/A
Equity Income Portfolio II
   2012  Total .............................................       636                        7,700                 1.95%
         Monument Advisor ..................................        --        12.10              --   16.91%          --      N/A
   2011  Total .............................................       545                        5,644                 1.42%
         Monument Advisor ..................................        --        10.35              --   -1.05%          --      N/A
   2010  Total .............................................       636                        6,653                 1.74%
         Monument Advisor ..................................        --        10.46              --   14.82%          --      N/A
   2009  Total .............................................       471                        4,295                 1.73%
         Monument Advisor ..................................        --         9.11              --   25.14%          --      N/A
   2008  Total .............................................       560                        4,077                 2.27%
         Monument Advisor ..................................        --         7.28              --  -36.25%          --      N/A
Health Sciences Portfolio II
   2012  Total .............................................       299                        5,865                 0.00%
         Monument Advisor ..................................        --        19.61              --   31.00%          --      N/A
   2011  Total .............................................       154                        2,306                 0.00%
         Monument Advisor ..................................        --        14.97              --   10.40%          --      N/A
   2010  Total .............................................        97                        1,322                 0.00%
         Monument Advisor ..................................        --        13.56              --   15.31%          --      N/A
   2009  Total .............................................        90                        1,056                 0.00%
         Monument Advisor ..................................        --        11.76              --   31.25%          --      N/A
   2008  Total .............................................       143                        1,280                 0.00%
         Monument Advisor ..................................        --         8.96              --  -29.11%          --      N/A
T. ROWE PRICE FIXED INCOME SERIES, INC.:
 Limited-Term Bond Portfolio II
   2012  Total .............................................       151                        1,813                 1.83%
         Monument Advisor ..................................        --        11.99              --    2.39%          --      N/A
   2011  Total .............................................       272                        3,190                 2.13%
         Monument Advisor ..................................        --        11.71              --    1.21%          --      N/A
   2010  Total .............................................       197                        2,281                 2.62%
         Monument Advisor ..................................        --        11.57              --    2.84%          --      N/A
   2009  Total .............................................       206                        2,317                 3.24%
         Monument Advisor ..................................        --        11.25              --    7.35%          --      N/A
   2008  Total .............................................        99                        1,039                 3.80%
         Monument Advisor ..................................        --        10.48              --    1.35%          --      N/A
THIRD AVENUE VARIABLE SERIES TRUST:
 Value Portfolio
   2012  Total .............................................       359                        4,488                 0.90%
         Monument Advisor ..................................        --        12.50              --   27.42%          --      N/A
         Monument ..........................................        --        17.34              --   25.65%          --     1.30%
   2011  Total .............................................       342                        3,361                 1.77%
         Monument Advisor ..................................        --         9.81              --  -21.33%          --      N/A
         Monument ..........................................        --        13.80              --  -22.34%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                                                (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST: (continued)
 Value Portfolio (continued)
   2010  Total .............................................       341                   $    4,251                 3.81%
         Monument Advisor ..................................        --      $ 12.47              --   14.09%          --      N/A
         Monument ..........................................        --        17.77              --   12.61%          --     1.30%
   2009  Total .............................................       386                        4,234                 0.00%
         Monument Advisor ..................................        --        10.93              --   45.35%          --      N/A
         Monument ..........................................        --        15.78              --   43.45%          --     1.30%
   2008  Total .............................................       536                        4,045                 0.84%
         Monument Advisor ..................................        --         7.52              --  -43.67%          --      N/A
         Monument ..........................................        --        11.00              --  -44.39%          --     1.30%
TIMOTHY PLAN VARIABLE SERIES:
 Conservative Growth Portfolio
   2012  Total .............................................        52                          594                 4.17%
         Monument Advisor ..................................        --        11.31              --    7.82%          --      N/A
   2011  Total .............................................        14                          151                 3.23%
         Monument Advisor ..................................        --        10.49              --    1.94%          --      N/A
   2010  Total .............................................        --                           --                 0.00%
         Monument Advisor ..................................        --        10.29              --    2.80%          --      N/A
         Inception Nov 19 ..................................        --        10.01              --     N/A          N/A      N/A
 Strategic Growth Portfolio
   2012  Total .............................................        23                          262                 1.46%
         Monument Advisor ..................................        --        11.27              --   11.36%          --      N/A
   2011  Total .............................................        13                          133                 0.28%
         Monument Advisor ..................................        --        10.12              --   -3.71%          --      N/A
   2010  Total .............................................        11                          120                 0.00%
         Monument Advisor ..................................        --        10.51              --    4.89%          --      N/A
         Inception Nov 19 ..................................        --        10.02              --     N/A          N/A      N/A
VAN ECK VIP TRUST:
 Emerging Markets Fund
   2012  Total .............................................       312                        7,148                 0.00%
         Monument Advisor ..................................        --        22.92              --   29.78%          --      N/A
         Monument ..........................................        --        21.89              --   28.16%          --     1.30%
   2011  Total .............................................       187                        3,302                 1.33%
         Monument Advisor ..................................        --        17.66              --  -25.70%          --      N/A
         Monument ..........................................        --        17.08              --  -26.70%          --     1.30%
   2010  Total .............................................       362                        8,608                 0.60%
         Monument Advisor ..................................        --        23.77              --   26.84%          --      N/A
         Monument ..........................................        --        23.30              --   25.20%          --     1.30%
   2009  Total .............................................       304                        5,704                 0.05%
         Monument Advisor ..................................        --        18.74              --  113.20%          --      N/A
         Monument ..........................................        --        18.61              --  110.52%          --     1.30%
   2008  Total .............................................        55                          484                 0.00%
         Monument Advisor ..................................        --         8.79              --  -64.78%          --      N/A
         Monument ..........................................        --         8.84              --  -65.25%          --     1.30%
 Global Bond Fund
   2012  Total .............................................        68                        1,024                 2.47%
         Monument Advisor ..................................        --        15.17              --    5.57%          --      N/A
         Monument ..........................................        --        19.06              --    4.15%          --     1.30%
   2011  Total .............................................        98                        1,415                 7.73%
         Monument Advisor ..................................        --        14.37              --    8.13%          --      N/A
         Monument ..........................................        --        18.30              --    6.77%          --     1.30%
   2010  Total .............................................       102                        1,352                 4.56%
         Monument Advisor ..................................        --        13.29              --    6.15%          --      N/A
         Monument ..........................................        --        17.14              --    4.83%          --     1.30%
   2009  Total .............................................       169                        2,111                 4.18%
         Monument Advisor ..................................        --        12.52              --    6.01%          --      N/A
         Monument ..........................................        --        16.35              --    4.61%          --     1.30%
   2008  Total .............................................       209                        2,473                 7.74%
         Monument Advisor ..................................        --        11.81              --    3.60%          --      N/A
         Monument ..........................................        --        15.63              --    2.29%          --     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                                                (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST: (continued)
 Global Hard Assets Fund
   2012  Total .............................................       205                   $    5,176                 0.70%
         Monument Advisor ..................................        --      $ 25.20              --    3.36%          --      N/A
         Monument ..........................................        --        32.62              --    2.03%          --     1.30%
   2011  Total .............................................       218                        5,310                 1.07%
         Monument Advisor ..................................        --        24.38              --  -16.45%          --      N/A
         Monument ..........................................        --        31.97              --  -17.52%          --     1.30%
   2010  Total .............................................       222                        6,471                 0.36%
         Monument Advisor ..................................        --        29.18              --   29.23%          --      N/A
         Monument ..........................................        --        38.76              --   27.54%          --     1.30%
   2009  Total .............................................       184                        4,157                 0.23%
         Monument Advisor ..................................        --        22.58              --   57.57%          --      N/A
         Monument ..........................................        --        30.39              --   55.53%          --     1.30%
   2008  Total .............................................       159                        2,279                 0.27%
         Monument Advisor ..................................        --        14.33              --  -46.13%          --      N/A
         Monument ..........................................        --        19.54              --  -46.83%          --     1.30%
 Multi-Manager Alternatives Fund
   2012  Total .............................................       118                        1,381                 0.00%
         Monument Advisor ..................................        --        11.70              --    1.30%          --      N/A
         Monument ..........................................        --        10.27              --    0.10%          --     1.30%
   2011  Total .............................................       114                        1,316                 0.89%
         Monument Advisor ..................................        --        11.55              --   -2.28%          --      N/A
         Monument ..........................................        --        10.26              --   -3.57%          --     1.30%
   2010  Total .............................................       126                        1,494                 0.00%
         Monument Advisor ..................................        --        11.82              --    4.97%          --      N/A
         Monument ..........................................        --        10.64              --    3.60%          --     1.30%
   2009  Total .............................................       136                        1,528                 0.16%
         Monument Advisor ..................................        --        11.26              --   13.85%          --      N/A
         Monument ..........................................        --        10.27              --   12.36%          --     1.30%
   2008  Total .............................................        53                          528                 0.08%
         Monument Advisor ..................................        --         9.89              --  -13.09%          --      N/A
         Monument ..........................................        --         9.14              --  -14.18%          --     1.30%
VANGUARD VARIABLE INSURANCE FUND:
 Balanced Portfolio
   2012  Total .............................................       427                        5,342                 2.36%
         Monument Advisor ..................................        --        12.50              --   12.51%          --      N/A
   2011  Total .............................................       259                        2,871                 1.92%
         Monument Advisor ..................................        --        11.11              --    3.73%          --      N/A
   2010  Total .............................................        85                          912                 1.68%
         Monument Advisor ..................................        --        10.71              --   10.98%          --      N/A
   2009  Total .............................................        16                          156                 4.51%
         Monument Advisor ..................................        --         9.65              --   22.93%          --      N/A
   2008  Total .............................................        12                           94                 0.00%
         Monument Advisor ..................................        --         7.85              --  -22.35%          --      N/A
         Inception May 1 ...................................        --        10.11              --     N/A          N/A      N/A
 Capital Growth Portfolio
   2012  Total .............................................       135                        1,650                 0.84%
         Monument Advisor ..................................        --        12.24              --   15.47%          --      N/A
   2011  Total .............................................        67                          714                 0.87%
         Monument Advisor ..................................        --        10.60              --   -0.93%          --      N/A
   2010  Total .............................................        65                          695                 0.90%
         Monument Advisor ..................................        --        10.70              --   13.11%          --      N/A
   2009  Total .............................................        47                          448                 1.01%
         Monument Advisor ..................................        --         9.46              --   34.38%          --      N/A
   2008  Total .............................................        68                          479                 0.00%
         Monument Advisor ..................................        --         7.04              --  -30.84%          --      N/A
         Inception May 1 ...................................        --        10.18              --     N/A          N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                                                (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND: (continued)
 Diversified Value Portfolio
   2012  Total .............................................       220                   $    2,542                 1.82%
         Monument Advisor ..................................        --      $ 11.58              --   16.50%          --      N/A
   2011  Total .............................................       101                        1,004                 1.97%
         Monument Advisor ..................................        --         9.94              --    3.97%          --      N/A
   2010  Total .............................................        95                          907                 2.11%
         Monument Advisor ..................................        --         9.56              --    9.38%          --      N/A
   2009  Total .............................................        56                          488                 3.88%
         Monument Advisor ..................................        --         8.74              --   26.85%          --      N/A
   2008  Total .............................................        46                          319                 0.00%
         Monument Advisor ..................................        --         6.89              --  -32.38%          --      N/A
         Inception May 1 ...................................        --        10.19              --     N/A          N/A      N/A
 Equity Income Portfolio
   2012  Total .............................................       342                        5,010                 1.77%
         Monument Advisor ..................................        --        14.63              --   13.41%          --      N/A
   2011  Total .............................................       107                        1,386                 1.72%
         Monument Advisor ..................................        --        12.90              --   10.26%          --      N/A
   2010  Total .............................................        21                          241                 0.00%
         Monument Advisor ..................................        --        11.70              --   14.71%          --      N/A
   2009  Total .............................................        --                           --                 0.00%
         Monument Advisor ..................................        --        10.20              --    2.20%          --      N/A
         Inception Nov 20 ..................................        --         9.98              --     N/A          N/A      N/A
 Equity Index Portfolio
   2012  Total .............................................       574                        6,547                 1.59%
         Monument Advisor ..................................        --        11.40              --   15.85%          --      N/A
   2011  Total .............................................       389                        3,828                 1.61%
         Monument Advisor ..................................        --         9.84              --    1.97%          --      N/A
   2010  Total .............................................       309                        2,980                 2.00%
         Monument Advisor ..................................        --         9.65              --   14.88%          --      N/A
   2009  Total .............................................       276                        2,319                 2.28%
         Monument Advisor ..................................        --         8.40              --   26.51%          --      N/A
   2008  Total .............................................       329                        2,188                 0.00%
         Monument Advisor ..................................        --         6.64              --  -34.71%          --      N/A
         Inception May 1 ...................................        --        10.17              --     N/A          N/A      N/A
 Growth Portfolio
   2012  Total .............................................       189                        2,531                 0.31%
         Monument Advisor ..................................        --        13.40              --   18.37%          --      N/A
   2011  Total .............................................       108                        1,226                 0.55%
         Monument Advisor ..................................        --        11.32              --   -0.79%          --      N/A
   2010  Total .............................................        51                          585                 0.70%
         Monument Advisor ..................................        --        11.41              --   11.75%          --      N/A
   2009  Total .............................................        --                           --                 0.00%
         Monument Advisor ..................................        --        10.21              --    2.61%          --      N/A
         Inception Nov 20 ..................................        --         9.95              --     N/A          N/A      N/A
 High Yield Bond Portfolio
   2012  Total .............................................       630                        8,884                 4.39%
         Monument Advisor ..................................        --        14.10              --   14.36%          --      N/A
   2011  Total .............................................       142                        1,747                 5.65%
         Monument Advisor ..................................        --        12.33              --    6.85%          --      N/A
   2010  Total .............................................        42                          486                 9.47%
         Monument Advisor ..................................        --        11.54              --   12.15%          --      N/A
   2009  Total .............................................        17                          171                 0.00%
         Monument Advisor ..................................        --        10.29              --    2.90%          --      N/A
         Inception Nov 20 ..................................        --        10.00              --     N/A          N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                                                (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND: (continued)
 International Portfolio
   2012  Total .............................................       689                   $    6,734                 1.75%
         Monument Advisor ..................................        --      $  9.78              --   20.15%          --      N/A
   2011  Total .............................................       474                        3,861                 1.26%
         Monument Advisor ..................................        --         8.14              --  -13.50%          --      N/A
   2010  Total .............................................       198                        1,864                 1.64%
         Monument Advisor ..................................        --         9.41              --   15.60%          --      N/A
   2009  Total .............................................       162                        1,318                 2.83%
         Monument Advisor ..................................        --         8.14              --   42.81%          --      N/A
   2008  Total .............................................       103                          588                 0.00%
         Monument Advisor ..................................        --         5.70              --  -43.56%          --      N/A
         Inception May 1 ...................................        --        10.10              --     N/A          N/A      N/A
 Mid-Cap Index Portfolio
   2012  Total .............................................       209                        3,149                 0.94%
         Monument Advisor ..................................        --        15.06              --   15.76%          --      N/A
   2011  Total .............................................       137                        1,776                 0.68%
         Monument Advisor ..................................        --        13.01              --   -2.03%          --      N/A
   2010  Total .............................................        51                          682                 0.51%
         Monument Advisor ..................................        --        13.28              --   25.40%          --      N/A
   2009  Total .............................................        --                           --                 0.00%
         Monument Advisor ..................................        --        10.59              --    6.43%          --      N/A
         Inception Nov 20 ..................................        --         9.95              --     N/A          N/A      N/A
 REIT Index Portfolio
   2012  Total .............................................       463                        8,126                 1.64%
         Monument Advisor ..................................        --        17.56              --   17.46%          --      N/A
   2011  Total .............................................       285                        4,268                 1.29%
         Monument Advisor ..................................        --        14.95              --    8.41%          --      N/A
   2010  Total .............................................       164                        2,268                 1.95%
         Monument Advisor ..................................        --        13.79              --   28.28%          --      N/A
   2009  Total .............................................        25                          269                 0.00%
         Monument Advisor ..................................        --        10.75              --    8.04%          --      N/A
         Inception Nov 20 ..................................        --         9.95              --     N/A          N/A      N/A
 Short-Term Investment Grade Portfolio
   2012  Total .............................................     1,509                       18,384                 2.28%
         Monument Advisor ..................................        --        12.19              --    4.46%          --      N/A
   2011  Total .............................................     1,170                       13,652                 2.99%
         Monument Advisor ..................................        --        11.67              --    2.01%          --      N/A
   2010  Total .............................................       680                        7,781                 2.61%
         Monument Advisor ..................................        --        11.44              --    5.24%          --      N/A
   2009  Total .............................................       428                        4,648                 4.09%
         Monument Advisor ..................................        --        10.87              --   13.82%          --      N/A
   2008  Total .............................................       212                        2,024                 0.00%
         Monument Advisor ..................................        --         9.55              --   -4.50%          --      N/A
         Inception May 1 ...................................        --        10.00              --     N/A          N/A      N/A
 Small Company Growth Portfolio
   2012  Total .............................................       182                        2,672                 0.21%
         Monument Advisor ..................................        --        14.69              --   14.68%          --      N/A
   2011  Total .............................................       127                        1,631                 0.17%
         Monument Advisor ..................................        --        12.81              --    1.34%          --      N/A
   2010  Total .............................................        82                        1,032                 0.35%
         Monument Advisor ..................................        --        12.64              --   31.80%          --      N/A
   2009  Total .............................................        61                          583                 0.61%
         Monument Advisor ..................................        --         9.59              --   39.39%          --      N/A
   2008  Total .............................................         9                           64                 0.00%
         Monument Advisor ..................................        --         6.88              --  -32.35%          --      N/A
         Inception May 1 ...................................        --        10.17              --     N/A          N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                                                (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND: (continued)
 Total Bond Market Index Portfolio
   2012  Total .............................................     1,346                   $   17,560                 2.34%
         Monument Advisor ..................................        --      $ 13.05              --    3.98%          --      N/A
   2011  Total .............................................       799                       10,023                 3.01%
         Monument Advisor ..................................        --        12.55              --    7.73%          --      N/A
   2010  Total .............................................       531                        6,184                 3.14%
         Monument Advisor ..................................        --        11.65              --    6.49%          --      N/A
   2009  Total .............................................       334                        3,650                 3.98%
         Monument Advisor ..................................        --        10.94              --    5.91%          --      N/A
   2008  Total .............................................       199                        2,057                 0.00%
         Monument Advisor ..................................        --        10.33              --    3.09%          --      N/A
         Inception May 1 ...................................        --        10.02              --     N/A          N/A      N/A
 Total Stock Market Index Portfolio
   2012  Total .............................................       813                        9,459                 1.38%
         Monument Advisor ..................................        --        11.63              --   16.30%          --      N/A
   2011  Total .............................................       510                        5,093                 1.05%
         Monument Advisor ..................................        --        10.00              --    0.91%          --      N/A
   2010  Total .............................................       325                        3,222                 1.55%
         Monument Advisor ..................................        --         9.91              --   17.14%          --      N/A
   2009  Total .............................................       180                        1,523                 2.01%
         Monument Advisor ..................................        --         8.46              --   28.18%          --      N/A
   2008  Total .............................................       135                          891                 0.00%
         Monument Advisor ..................................        --         6.60              --  -35.10%          --      N/A
         Inception May 1 ...................................        --        10.17              --     N/A          N/A      N/A
VARIABLE INSURANCE TRUST:
 Vice Fund
   2012  Total .............................................         2                           22                 0.00%
         Monument Advisor ..................................        --        10.18              --    1.80%          --      N/A
         Inception November 16 .............................                  10.00
VIRTUS VARIABLE INSURANCE TRUST:
 International Series
   2012  Total .............................................       120                        1,422                 3.66%
         Monument Advisor ..................................        --        11.84              --   16.54%          --      N/A
   2011  Total .............................................         1                            7                 0.69%
         Monument Advisor ..................................        --        10.16              --    1.80%          --      N/A
         Inception November 18 .............................        --         9.98              --     N/A          N/A      N/A
 Multi-Sector Fixed Income Series
   2012  Total .............................................       800                        9,243                 6.90%
         Monument Advisor ..................................        --        11.55              --   14.70%          --      N/A
   2011  Total .............................................        90                          902                 8.39%
         Monument Advisor ..................................        --        10.07              --    0.80%          --      N/A
         Inception November 18 .............................        --         9.99              --     N/A          N/A      N/A
 Premium AlphaSector Series
   2012  Total .............................................       340                        3,903                 2.10%
         Monument Advisor ..................................        --        11.47              --   10.61%          --      N/A
   2011  Total .............................................        28                          294                 0.99%
         Monument Advisor ..................................        --        10.37              --    3.60%          --      N/A
         Inception November 18 .............................        --        10.01              --     N/A          N/A      N/A
 Real Estate Securities Series
   2012  Total .............................................       124                        1,543                 1.43%
         Monument Advisor ..................................        --        12.48              --   16.96%          --      N/A
   2011  Total .............................................        11                          114                 1.07%
         Monument Advisor ..................................        --        10.67              --    5.75%          --      N/A
         Inception November 18 .............................        --        10.09              --     N/A          N/A      N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                                                (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT FUNDS:
 Discovery Fund
   2012  Total .............................................       106                   $    2,284                 0.00%
         Monument Advisor ..................................        --      $ 21.69              --   17.75%          --      N/A
         Monument ..........................................        --        18.20              --   16.22%          --     1.30%
   2011  Total .............................................        70                        1,271                 0.00%
         Monument Advisor ..................................        --        18.42              --    0.44%          --      N/A
         Monument ..........................................        --        15.66              --   -0.89%          --     1.30%
   2010  Total .............................................        86                        1,537                 0.00%
         Monument Advisor ..................................        --        18.34              --   35.55%          --      N/A
         Monument ..........................................        --        15.80              --   33.78%          --     1.30%
   2009  Total .............................................        37                          478                 0.00%
         Monument Advisor ..................................        --        13.53              --   40.21%          --      N/A
         Monument ..........................................        --        11.81              --   38.45%          --     1.30%
   2008  Total .............................................        34                          311                 0.00%
         Monument Advisor ..................................        --         9.65              --  -44.35%          --      N/A
         Monument ..........................................        --         8.53              --  -45.07%          --     1.30%
 Opportunity Fund
   2012  Total .............................................        23                          372                 0.09%
         Monument Advisor ..................................        --        16.37              --   15.53%          --      N/A
         Monument ..........................................        --        20.16              --   14.03%          --     1.30%
   2011  Total .............................................        26                          370                 0.16%
         Monument Advisor ..................................        --        14.17              --   -5.53%          --      N/A
         Monument ..........................................        --        17.68              --   -6.70%          --     1.30%
   2010  Total .............................................        17                          250                 1.23%
         Monument Advisor ..................................        --        15.00              --   23.76%          --      N/A
         Monument ..........................................        --        18.95              --   22.10%          --     1.30%
   2009  Total .............................................        38                          464                 0.00%
         Monument Advisor ..................................        --        12.12              --   47.80%          --      N/A
         Monument ..........................................        --        15.52              --   45.86%          --     1.30%
   2008  Total .............................................        26                          225                 2.30%
         Monument Advisor ..................................        --         8.20              --  -40.15%          --      N/A
         Monument ..........................................        --        10.64              --  -40.89%          --     1.30%
 Small Cap Value Fund
   2012  Total .............................................        40                          415                 0.72%
         Monument Advisor ..................................        --        10.39              --   13.93%          --      N/A
   2011  Total .............................................        37                          339                 0.78%
         Monument Advisor ..................................        --         9.12              --   -7.22%          --      N/A
   2010  Total .............................................        16                          160                 0.82%
         Monument Advisor ..................................        --         9.83              --   17.30%          --      N/A
   2009  Total .............................................        90                          752                 0.19%
         Monument Advisor ..................................        --         8.38              --   60.23%          --      N/A
   2008  Total .............................................         1                            3                 0.00%
         Monument Advisor ..................................        --         5.23              --  -44.60%          --      N/A
WILSHIRE VARIABLE INSURANCE TRUST:
 2015 ETF Fund
   2012  Total .............................................        --                           --                 0.00%
         Monument Advisor ..................................        --        10.47              --    4.28%          --      N/A
         Inception May 1 ...................................                  10.04
 2025 ETF Fund
   2012  Total .............................................        --                           --                 0.00%
         Monument Advisor ..................................        --        10.46              --    4.18%          --      N/A
         Inception May 1 ...................................                  10.04
 2035 ETF Fund
   2012  Total .............................................        --                           --                 0.00%
         Monument Advisor ..................................        --        10.54              --    4.88%          --      N/A
         Inception May 1 ...................................                  10.05

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

=================================================================================================================================
                                                                  AS OF DECEMBER 31 (UNLESS NOTED)
                                                               ------------------------------------
                     FUND DESCRIPTION                           UNITS                    NET ASSETS           INVESTMENT
------------------------------------------------------------   -------       UNIT        ----------   TOTAL     INCOME    EXPENSE
   YEAR  PRODUCT                                                (000S)       VALUE         (000S)    RETURN      RATIO     RATIO
---------------------------------------------------------------------------------------------------------------------------------
WILSHIRE VARIABLE INSURANCE TRUST: (continued)
 Balanced Fund
   2012  Total .............................................        --                   $       --                 0.00%
         Monument Advisor ..................................        --      $ 10.36              --    3.39%          --      N/A
         Inception May 1 ...................................                  10.02
 Equity Fund
   2012  Total .............................................        14                          144                 5.29%
         Monument Advisor ..................................        --        10.15              --    0.89%          --      N/A
         Inception May 1 ...................................                  10.06
 Income Fund
   2012  Total .............................................         1                            7                 5.38%
         Monument Advisor ..................................        --        10.45              --    4.50%          --      N/A
         Inception May 1 ...................................                  10.00
 International Equity Fund
   2012  Total .............................................        11                          121                 2.15%
         Monument Advisor ..................................        --        10.77              --    7.38%          --      N/A
         Inception May 1 ...................................                  10.03
 Small Cap Growth Fund
   2012  Total .............................................        14                          131                 0.00%
         Monument Advisor ..................................        --         9.50              --   -4.90%          --      N/A
         Inception May 1 ...................................                   9.99
 Socially Responsible Fund
   2012  Total .............................................        --                           --                 0.00%
         Monument Advisor ..................................        --        10.37              --    3.29%          --      N/A
         Inception May 1 ...................................                  10.04

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================
(7) UNIT PROGRESSION
  The change in units outstanding for the year ended December 31, 2012 was as follows:

                                                                 NUMBER                                NUMBER
                                                                OF UNITS                              OF UNITS
                                                                BEGINNING     UNITS       UNITS          END
FUND DESCRIPTION                                        NOTES* OF THE YEAR  PURCHASED    REDEEMED   OF THE YEAR
----------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
 Capital Appreciation .................................          222,205.2   204,981.1   (167,346.6)   259,839.7
 Large Cap Growth .....................................           74,613.8    73,978.3    (42,465.6)   106,126.5
 Mid Cap Growth .......................................           43,713.6    41,681.7    (50,189.3)    35,206.0
 Small Cap Growth .....................................           14,991.3     1,614.0     (1,738.4)    14,866.9
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC:
 Dynamic Asset Allocation .............................    a            --       362.0         (0.1)       361.9
 Global Thematic Growth ...............................            7,909.9    46,910.3    (23,089.7)    31,730.5
 Growth and Income ....................................           79,620.2   151,597.8    (58,227.4)   172,990.6
 International Growth .................................           76,571.2    15,867.2     (6,298.2)    86,140.2
 International Value ..................................           59,793.4    20,689.6     (3,227.0)    77,256.0
 Small Cap Growth .....................................          116,762.3   166,005.2   (170,686.2)   112,081.3
 Small-Mid Cap Value ..................................          265,146.0    61,337.4    (60,490.9)   265,992.5
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
 Balanced .............................................           70,299.3   172,393.9   (109,748.6)   132,944.6
 Income & Growth ......................................           67,499.3   343,297.0    (70,889.6)   339,906.7
 Inflation Protection .................................          408,885.0   293,355.8   (273,791.7)   428,449.1
 International ........................................           87,704.5    60,690.9    (32,035.3)   116,360.1
 Large Company Value ..................................           47,179.2    62,097.8    (46,769.9)    62,507.1
 Mid Cap Value ........................................          125,175.9   300,542.5    (61,295.9)   364,422.5
 Ultra ................................................          116,430.6   129,969.0   (191,778.1)    54,621.5
 Value ................................................          195,231.4    85,825.1    (94,140.8)   186,915.7
 Vista ................................................           20,019.6    36,686.8    (50,669.2)     6,037.2
BLACKROCK VARIABLE SERIES FUNDS:
 Capital Appreciation .................................                 --     9,251.2     (3,134.0)     6,117.2
 Equity Dividend ......................................           42,889.2   245,980.4    (48,562.4)   240,307.2
 Global Allocation ....................................           21,003.3   314,092.0    (88,401.2)   246,694.1
 High Yield ...........................................    b            -- 2,413,577.3 (1,073,020.4) 1,340,556.9
 Large Cap Core .......................................                 --     4,426.9         (1.9)     4,425.0
 Large Cap Growth .....................................                 --    19,743.0     (3,575.7)    16,167.3
 Large Cap Value ......................................                 --    21,427.2    (16,068.4)     5,358.8
 Total Return .........................................                 --    89,878.5    (57,047.7)    32,830.8
 U.S. Government Bond .................................    b            --    24,911.9    (22,011.5)     2,900.4
COLUMBIA FUNDS VARIABLE SERIES TRUST:
 CVP Seligman Global Technology .......................           51,545.2   155,227.3    (70,157.9)   136,614.6
 Select Large-Cap Value ...............................          125,025.8    92,491.3    (55,938.6)   161,578.5
 Select Smaller-Cap Value .............................            8,708.9    90,474.0    (51,966.6)    47,216.3
CREDIT SUISSE TRUST:
 Commodity Return Strategy ............................           77,168.4   212,841.8    (49,940.6)   240,069.6
DFA INVESTMENT DIMENSIONS GROUP, INC.:
 VA Global Bond .......................................          827,097.7   936,815.5   (144,147.7) 1,619,765.5
 VA International Small ...............................          254,847.2   221,701.2    (25,758.3)   450,790.1
 VA International Value ...............................          376,293.3   385,290.9    (70,793.8)   690,790.4
 VA Short-Term Fixed ..................................          419,493.0   472,405.5    (96,128.3)   795,770.2
 VA U.S. Large Value ..................................          355,522.0   479,239.0    (58,033.2)   776,727.8
 VA U.S. Targeted Value ...............................          272,429.2   301,184.2    (79,436.2)   494,177.2
DIREXION INSURANCE TRUST:
 Dynamic VP HY Bond ...................................          390,121.1 2,653,179.2 (2,782,689.2)   260,611.1
DREYFUS INVESTMENT PORTFOLIOS:
 Small Cap Stock Index ................................          126,239.1    98,227.9    (59,519.6)   164,947.4
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .............           20,526.5     8,438.8    (17,033.4)    11,931.9
DREYFUS STOCK INDEX FUND: .............................          600,177.1   431,046.6   (295,310.0)   735,913.7
DREYFUS VARIABLE INVESTMENT FUND:
 International Value ..................................          238,857.5   143,420.4   (125,476.7)   256,801.2
EATON VANCE VARIABLE TRUST:
 Floating-Rate Income .................................          749,067.9   972,666.1   (481,691.4) 1,240,042.6
 Large-Cap Value ......................................           21,866.6    24,770.3     (3,925.8)    42,711.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

================================================================================================================
                                                                 NUMBER                                NUMBER
                                                                OF UNITS                              OF UNITS
                                                                BEGINNING     UNITS       UNITS          END
FUND DESCRIPTION                                        NOTES* OF THE YEAR  PURCHASED    REDEEMED   OF THE YEAR
----------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
 High Income Bond II ..................................          122,123.5   989,045.6   (497,355.8)   613,813.3
 Kaufmann II ..........................................           43,502.3    58,127.4    (65,258.0)    36,371.7
 Managed Volatility II ................................           62,650.1   220,217.9   (111,554.1)   171,313.9
FIDELITY VARIABLE INSURANCE PRODUCTS:
 Balanced .............................................           17,932.2   117,766.1    (56,051.5)    79,646.8
 Contrafund ...........................................          183,020.8   298,798.1    (61,813.3)   420,005.6
 Disciplined Small Cap ................................           24,827.4    14,800.2    (22,998.6)    16,629.0
 Dynamic Capital Appreciation .........................                 --    22,021.3       (414.0)    21,607.3
 Equity-Income ........................................           25,013.2    73,701.5    (30,363.8)    68,350.9
 Funds Manager 20% ....................................   c             --       550.7         (3.1)       547.6
 Growth ...............................................           41,460.3   111,501.0    (56,372.4)    96,588.9
 Growth & Income ......................................            4,297.3    61,911.5     (8,482.4)    57,726.4
 Growth Opportunities .................................              842.6    90,505.9    (44,508.4)    46,840.1
 High Income ..........................................          440,892.6 1,965,723.0 (1,655,976.3)   750,639.3
 International Capital Appreciation ...................           18,004.5   175,490.9    (63,061.7)   130,433.7
 Investment Grade Bond ................................          312,007.1   928,092.9   (695,495.7)   544,604.3
 Mid Cap ..............................................           57,082.5    74,161.4    (41,610.8)    89,633.1
 Overseas .............................................           41,470.0    54,398.3    (41,168.0)    54,700.3
 Real Estate ..........................................          186,584.2   194,917.2   (159,633.8)   221,867.6
 Strategic Income .....................................          647,673.1   620,390.0   (700,050.1)   568,013.0
 Value ................................................            1,584.5    55,709.4    (42,078.5)    15,215.4
 Value Strategies .....................................              878.3    26,335.9    (11,070.8)    16,143.4
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
Ibbotson ETF Asset Allocation Series:
 Aggressive Growth ....................................              508.5     4,100.0       (392.5)     4,216.0
 Balanced .............................................          246,745.3    34,861.4    (47,063.3)   234,543.4
 Conservative .........................................          147,881.5   187,761.4    (32,641.3)   303,001.6
 Growth ...............................................          160,913.0     8,174.6    (17,609.5)   151,478.1
 Income and Growth ....................................           61,383.7    93,273.7     (8,851.3)   145,806.1
FIRST EAGLE VARIABLE FUNDS:
 Overseas Variable ....................................          525,636.6   274,400.5   (137,984.2)   662,052.9
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
 Global Real Estate Securities II .....................           86,472.0   101,316.6    (71,970.0)   115,818.6
 High Income Securities II ............................           78,957.3   872,103.1   (688,748.5)   262,311.9
 Income Securities II .................................          323,452.5   678,619.4   (563,646.7)   438,425.2
 Mutual Shares Securities II ..........................          160,975.9   114,229.1   (105,491.1)   169,713.9
 Strategic Income Securities II .......................          188,758.8   289,370.4   (100,749.5)   377,379.7
 Templeton Global Bond Securities II ..................          901,852.7   863,044.5   (482,649.0) 1,282,248.2
 U.S. Government II ...................................          495,089.0   821,686.1   (584,800.7)   731,974.4
GUGGENHEIM VARIABLE INSURANCE FUNDS                        d
 All-Asset Aggressive Strategy ........................    e      12,258.3     1,662.2       (681.5)    13,239.0
 All-Asset Conservative Strategy ......................    e      71,274.5     5,773.0    (23,563.0)    53,484.5
 All-Asset Moderate Strategy ..........................    e      41,057.1     2,102.6       (962.1)    42,197.6
 Alternative Strategies Allocation ....................   e,f      3,769.2     1,748.8     (5,518.0)          --
 CLS AdvisorOne Amerigo ...............................    e     286,980.7     8,368.3   (198,435.2)    96,913.8
 CLS AdvisorOne Clermont ..............................    e     153,261.1    65,020.4   (161,876.0)    56,405.5
 CLS AdvisorOne Select Allocation .....................    e            --    18,497.7    (17,609.7)       888.0
 DWA Flexible Allocation ..............................    e     142,662.0    39,970.3    (69,408.7)   113,223.6
 DWA Sector Rotation ..................................    e      85,477.8     3,204.8    (12,182.9)    76,499.7
 Global Managed Futures Strategy ......................   e,g    216,245.1   147,650.5   (153,026.2)   210,869.4
 Multi-Hedge Strategies ...............................    e     136,341.4   272,419.6   (114,580.3)   294,180.7
 Rydex Banking ........................................    h     126,155.0 1,450,108.4 (1,138,290.6)   437,972.8
 Rydex Basic Materials ................................    h      22,801.4   359,458.6   (275,007.8)   107,252.2
 Rydex Biotechnology ..................................    h      59,422.7   723,687.1   (709,798.2)    73,311.6
 Rydex Commodities Strategy ...........................    h     186,636.0 4,015,883.1 (4,178,969.9)    23,549.2
 Rydex Consumer Products ..............................    h     273,297.3 1,388,972.2 (1,580,426.9)    81,842.6
 Rydex Dow 2X Strategy ................................    h     146,897.6 3,997,529.7 (3,364,451.1)   779,976.2
 Rydex Electronics ....................................    h         694.7   446,212.4   (391,215.9)    55,691.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

======================================================================================================================
                                                                  NUMBER                                     NUMBER
                                                                 OF UNITS                                   OF UNITS
                                                                 BEGINNING       UNITS         UNITS          END
FUND DESCRIPTION                                        NOTES*  OF THE YEAR    PURCHASED      REDEEMED     OF THE YEAR
----------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)           d
 Rydex Energy ........................................     h        67,676.0     476,755.8     (503,506.5)    40,925.3
 Rydex Energy Services ...............................     h        43,144.0     359,833.5     (360,655.9)    42,321.6
 Rydex Europe 1.25X Strategy .........................     h         8,486.7     796,982.7     (701,294.5)   104,174.9
 Rydex Financial Services ............................     h        71,549.2   1,142,318.4     (869,466.6)   344,401.0
 Rydex Government Long Bond 1.2X Strategy ............     h       470,486.5  11,094,859.6  (11,438,723.2)   126,622.9
 Rydex Health Care ...................................     h       112,115.8     407,308.8     (454,695.6)    64,729.0
 Rydex Internet ......................................     h        23,188.7     155,430.1     (150,231.0)    28,387.8
 Rydex Inverse Dow 2X Strategy .......................     h        70,737.3  35,247,601.7  (35,294,075.3)    24,263.7
 Rydex Inverse Gov't Long Bond Strategy ..............     h        39,942.0  31,412,746.5  (31,207,363.8)   245,324.7
 Rydex Inverse Mid-Cap Strategy ......................     h         9,170.4     746,943.4     (747,746.0)     8,367.8
 Rydex Inverse NASDAQ-100(r) Strategy ................     h       137,763.8  11,002,840.9  (10,945,241.4)   195,363.3
 Rydex Inverse Russell 2000(r) Strategy ..............     h       210,743.7   2,109,090.0   (2,292,675.7)    27,158.0
 Rydex Inverse S&P 500 Strategy ......................     h        45,387.7  12,036,480.2  (11,981,205.3)   100,662.6
 Rydex Japan 2X Strategy .............................     h         2,307.1     280,001.3     (243,146.7)    39,161.7
 Rydex Leisure .......................................     h        47,938.4     463,304.4     (462,000.9)    49,241.9
 Rydex Mid Cap 1.5X Strategy .........................     h        20,205.2     778,506.4     (749,575.4)    49,136.2
 Rydex NASDAQ-100(r) .................................     h       176,816.6   1,899,288.4   (1,976,417.9)    99,687.1
 Rydex NASDAQ-100(r) 2X Strategy .....................     h       148,765.2   1,935,080.3   (2,041,039.7)    42,805.8
 Rydex Nova ..........................................     h       193,756.1   1,014,025.6   (1,028,686.2)   179,095.5
 Rydex Precious Metals ...............................     h       198,769.2     660,386.9     (619,275.8)   239,880.3
 Rydex Real Estate ...................................     h       143,173.7     858,732.2     (873,222.8)   128,683.1
 Rydex Retailing .....................................     h        70,513.2     969,669.0   (1,005,194.5)    34,987.7
 Rydex Russell 2000(r) 1.5X Strategy .................     h        47,708.1     878,248.7     (904,058.9)    21,897.9
 Rydex Russell 2000(r) 2X Strategy ...................     h        49,131.9   1,083,695.6   (1,047,522.1)    85,305.4
 Rydex S&P 500 2X Strategy ...........................     h       563,946.4  25,628,581.2  (26,137,870.5)    54,657.1
 Rydex S&P 500 Pure Growth ...........................     h       230,722.6   1,892,853.1   (1,989,909.3)   133,666.4
 Rydex S&P 500 Pure Value ............................     h        59,119.9   2,246,951.8   (2,142,716.1)   163,355.6
 Rydex S&P MidCap 400 Pure Growth ....................     h       159,308.8     337,186.1     (429,724.4)    66,770.5
 Rydex S&P MidCap 400 Pure Value .....................     h        42,173.0     347,174.7     (320,879.0)    68,468.7
 Rydex S&P SmallCap 600 Pure Growth ..................     h       252,150.4     291,054.0     (503,105.6)    40,098.8
 Rydex S&P SmallCap 600 Pure Value ...................     h        62,268.3     383,010.6     (346,843.0)    98,435.9
 Rydex Strengthening Dollar 2X Strategy ..............     h       473,600.6   3,779,573.9   (4,202,312.7)    50,861.8
 Rydex Technology ....................................     h        50,281.0     381,472.1     (357,478.8)    74,274.3
 Rydex Telecommunications ............................     h        18,167.2     209,030.1     (188,915.3)    38,282.0
 Rydex Transportation ................................     h        54,971.1     466,159.3     (374,176.4)   146,954.0
 Rydex U.S. Government Money Market ..................     h     4,973,672.1      43,889.5   (4,272,926.4)   744,635.2
 Rydex Utilities .....................................     h       408,377.3     869,770.8   (1,105,885.5)   172,262.6
 Rydex Weakening Dollar 2X Strategy ..................     h         8,964.9   1,260,004.3   (1,261,315.4)     7,653.8
 U.S. Long Short Momentum ............................     e        21,441.5       4,065.9      (10,510.0)    14,997.4
 Variable Series Global ..............................     e         3,004.9      72,698.5       (5,668.3)    70,035.1
 Variable Series High Yield ..........................     e        31,795.9     759,206.9     (357,419.8)   433,583.0
 Variable Series Large Cap Concentrated Growth .......     e              --     105,216.2      (51,213.9)    54,002.3
 Variable Series Large Cap Core ......................     e         1,959.1       5,853.5       (1,643.0)     6,169.6
 Variable Series Large Cap Value .....................     e              --       2,568.4           (0.9)     2,567.5
 Variable Series Managed Asset Allocation ............     e         4,635.0      10,096.5       (4,044.7)    10,686.8
 Variable Series Mid Cap Growth ......................     e        29,427.0      15,522.5       (9,460.5)    35,489.0
 Variable Series Small Cap Growth ....................     e         3,534.8       1,639.3       (2,487.1)     2,687.0
 Variable Series Small Cap Value .....................     e        13,461.4      46,870.5       (5,867.4)    54,464.5
 Variable Series U.S. Intermediate Bond ..............     e         4,918.6       5,481.4       (4,045.4)     6,354.6
HATTERAS FUNDS
 Alpha Hedged Strategies Fund ........................     i              --      29,398.2       (6,976.4)    22,421.8
INVESCO VARIABLE INSURANCE FUNDS:
 Balanced-Risk Allocation ............................     c              --     456,976.0     (143,339.1)   313,636.9
 Capital Development .................................     j        36,524.5       2,742.7      (39,267.2)          --
 Core Equity .........................................              68,846.4      55,857.8      (60,032.0)    64,672.2
 Diversified Dividend ................................     k        52,375.6     148,285.8      (81,948.9)   118,712.5
 Global Health Care ..................................              26,305.8     147,785.3     (160,786.4)    13,304.7
 Global Real Estate ..................................             158,308.0     231,075.2     (149,938.7)   239,444.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

======================================================================================================================
                                                                  NUMBER                                     NUMBER
                                                                 OF UNITS                                   OF UNITS
                                                                 BEGINNING       UNITS         UNITS          END
FUND DESCRIPTION                                        NOTES*  OF THE YEAR    PURCHASED      REDEEMED     OF THE YEAR
----------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
 Government Securities ...............................             207,812.8     379,454.3     (504,202.3)    83,064.8
 High Yield ..........................................           1,441,409.5     389,907.3   (1,564,435.0)   266,881.8
 International Growth ................................             309,112.6     522,333.7     (253,086.0)   578,360.3
 Mid Cap Core Equity .................................              44,827.8      66,558.3      (49,175.3)    62,210.8
 Money Market ........................................    c               --  68,439,342.4  (60,405,313.0) 8,034,029.4
 Technology ..........................................               6,926.7      73,269.9      (66,199.8)    13,996.8
 Van Kampen Comstock .................................              15,529.8      58,365.5      (49,121.9)    24,773.4
 Van Kampen Equity and Income ........................              13,269.9      83,832.3      (59,544.2)    37,558.0
 Van Kampen Growth and Income ........................              38,203.7      85,743.5      (70,977.6)    52,969.6
 Van Kampen Value Opportunities ......................    l            580.2      25,561.5      (15,399.2)    10,742.5
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.:
 Asset Strategy ......................................             650,611.5     252,449.5     (350,683.9)   552,377.1
 Balanced ............................................              31,659.0      36,116.3      (12,418.1)    55,357.2
 Bond ................................................              17,681.9      52,603.3      (28,571.0)    41,714.2
 Dividend Opportunities ..............................              64,814.3      19,952.5      (68,291.5)    16,475.3
 Energy ..............................................              42,339.4      75,651.7      (25,886.3)    92,104.8
 Global Bond .........................................               9,121.3      71,133.2      (15,798.6)    64,455.9
 Global Natural Resources ............................              38,928.2     175,173.4     (118,910.0)    95,191.6
 Growth ..............................................               7,627.1       7,514.3       (5,023.7)    10,117.7
 High Income .........................................             121,040.1     369,778.4      (42,130.2)   448,688.3
 Mid Cap Growth ......................................             114,106.8      36,226.7      (48,018.1)   102,315.4
 Science and Technology ..............................              32,287.4      36,330.2      (28,010.2)    40,607.4
 Value ...............................................              46,535.0       6,586.3      (11,814.0)    41,307.3
JANUS ASPEN SERIES -- INSTITUTIONAL:
 Balanced ............................................             532,942.4     101,004.5     (114,200.4)   519,746.5
 Enterprise ..........................................             189,726.5     143,658.2      (87,276.0)   246,108.7
 Forty ...............................................             129,100.8      60,619.1      (39,948.8)   149,771.1
 Janus ...............................................              87,420.0      19,161.5      (52,277.8)    54,303.7
 Overseas ............................................             525,461.1     144,858.4     (216,655.9)   453,663.6
 Perkins Mid Cap Value ...............................             508,764.8     111,859.7     (119,800.1)   500,824.4
 Worldwide ...........................................              43,123.7      23,195.6      (33,044.6)    33,274.7
JANUS ASPEN SERIES -- SERVICE:
 Flexible Bond .......................................    c               --     247,060.0     (182,130.5)    64,929.5
LAZARD RETIREMENT SERIES, INC.:
 Emerging Markets Equity .............................             415,238.4     312,394.7     (180,540.6)   547,092.5
 International Equity ................................              73,176.1     139,433.3      (29,265.9)   183,343.5
 Multi-Asset Targeted Volatility .....................    a               --         839.5           (0.1)       839.4
 US Small-Mid Cap Equity .............................              34,623.8       4,396.5      (11,726.8)    27,293.5
 US Strategic Equity .................................               9,753.3         175.9         (453.9)     9,475.3
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
 ClearBridge Aggressive Growth .......................              97,890.5     148,972.0     (157,597.8)    89,264.7
 ClearBridge Equity Income Builder ...................              52,124.0     234,290.5     (142,443.4)   143,971.1
 ClearBridge Fundamental All Cap Value ...............              52,377.3       2,029.8       (8,892.2)    45,514.9
 ClearBridge Large Cap Growth ........................              10,475.4     142,126.7     (122,300.2)    30,301.9
 ClearBridge Small Cap Growth ........................    c               --      78,103.2      (53,547.5)    24,555.7
 Dynamic Multi-Strategy ..............................    c               --         220.1             --        220.1
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
 Western Asset Global High Yield Bond ................              65,173.9   1,620,318.7     (689,680.5)   995,812.1
 Western Asset Strategic Bond ........................              85,826.7      91,438.8      (43,377.7)   133,887.8
LORD ABBETT SERIES FUND, INC.:
 Bond Debenture ......................................             581,351.4     540,988.5     (444,158.4)   678,181.5
 Capital Structure ...................................              26,346.3       3,748.7       (8,570.4)    21,524.6
 Classic Stock .......................................              33,645.4      14,188.7      (17,277.5)    30,556.6
 Growth and Income ...................................             112,615.9      24,901.3      (13,045.0)   124,472.2
 International Opportunities .........................              29,323.5     207,829.9     (148,541.2)    88,612.2
MERGER FUND VL: ......................................             402,551.5     303,386.1     (192,526.2)   513,411.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

======================================================================================================================
                                                                  NUMBER                                     NUMBER
                                                                 OF UNITS                                   OF UNITS
                                                                 BEGINNING       UNITS         UNITS          END
FUND DESCRIPTION                                        NOTES*  OF THE YEAR    PURCHASED      REDEEMED     OF THE YEAR
----------------------------------------------------------------------------------------------------------------------
NATIONWIDE VARIABLE INSURANCE TRUST:
 Bond Index ..........................................             209,605.3      80,958.1     (147,978.0)   142,585.4
 International Index .................................             268,193.4     126,919.2      (85,091.6)   310,021.0
 Mid Cap Index .......................................             118,746.3      71,257.4      (45,847.6)   144,156.1
 S&P 500 Index .......................................             337,745.7     164,788.2     (139,203.0)   363,330.9
 Small Cap Index .....................................             129,828.7     156,324.9     (124,140.6)   162,013.0
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Large Cap Value .....................................     m       155,611.3      15,580.6      (87,692.3)    83,499.6
 Mid-Cap Growth ......................................             163,116.0     399,885.9     (340,776.0)   222,225.9
 Mid Cap Intrinsic Value .............................     n        21,053.0      28,924.9      (25,546.6)    24,431.3
 Short Duration Bond .................................             105,818.4     262,929.7     (290,492.5)    78,255.6
 Small-Cap Growth ....................................              52,060.5      53,588.6      (38,575.7)    67,073.4
 Socially Responsive .................................              67,013.1      47,132.5      (20,580.3)    93,565.3
NORTHERN LIGHTS VARIABLE TRUST:
 Adaptive Allocation .................................              56,688.8      40,257.4      (65,920.2)    31,026.0
 Avant Gold Bullion Strategy .........................     o       158,830.8     335,601.6     (494,432.4)          --
 BCM Decathlon Aggressive 2 ..........................     c              --     320,843.8          (26.4)   320,817.4
 BCM Decathlon Conservative 2 ........................     c              --     472,698.4       (8,597.9)   464,100.5
 BCM Decathlon Moderate 2 ............................     c              --     602,103.8       (4,967.4)   597,136.4
 Changing Parameters .................................           1,545,005.6      30,522.6      (70,922.2) 1,504,606.0
 Innealta Country Rotation 2 .........................     a              --       6,306.3           (0.5)     6,305.8
 Innealta Sector Rotation 2 ..........................     a              --       6,254.2           (0.5)     6,253.7
 JNF Balanced ........................................              15,248.0     189,693.0     (167,433.1)    37,507.9
 JNF Equity ..........................................              39,046.1      75,406.7      (25,919.2)    88,533.6
 JNF Money Market ....................................     p    10,386,386.4  28,832,613.1  (39,218,999.5)          --
 Mariner Hyman Beck 2 ................................     a              --         375.5           (0.1)       375.4
 Power Income 2 ......................................     c              --     422,044.2      (80,207.4)   341,836.8
 TOPS Balanced ETF -- CL 1 ...........................                    --     197,645.3      (28,295.2)   169,350.1
 TOPS Balanced ETF -- CL 2 ...........................                    --      90,485.6      (90,485.6)          --
 TOPS Capital Preservation ETF -- CL 1 ...............                    --       4,459.2           (9.3)     4,449.9
 TOPS Capital Preservation ETF -- CL 2 ...............                    --      75,016.0      (19,676.0)    55,340.0
 TOPS Growth -- CL 1 .................................              11,095.4      22,469.0          (35.0)    33,529.4
 TOPS Growth -- CL 2 .................................                    --       5,573.6          (41.7)     5,531.9
 TOPS Moderate Growth ETF -- CL 1 ....................              50,983.7      38,690.9          (31.0)    89,643.6
 TOPS Moderate Growth ETF -- CL 2 ....................                    --       1,976.0       (1,976.0)          --
 TOPS Protected Balanced ETF -- CL 1 .................              67,945.7     624,786.1     (208,131.1)   484,600.7
 TOPS Protected Balanced ETF -- CL 2 .................                    --      18,052.6       (7,716.3)    10,336.3
 TOPS Protected Growth ETF -- CL 1 ...................             988,714.9   1,427,735.2      (37,474.0) 2,378,976.1
 TOPS Protected Growth ETF -- CL 2 ...................                    --       2,313.8       (2,313.8)          --
 TOPS Protected Moderate Growth ETF -- CL 1 ..........               2,006.1     598,216.2      (45,913.9)   554,308.4
 TOPS Protected Moderate Growth ETF -- CL 2 ..........              71,932.3            --          (22.8)    71,909.5
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
 Balanced ............................................                    --       9,467.1           (1.1)     9,466.0
 Core Bond ...........................................                 830.4     474,540.0     (240,510.0)   234,860.4
 Global Securities ...................................                 992.3     155,905.3      (85,612.4)    71,285.2
 Global Strategic Income .............................                 925.8   1,708,961.4     (736,570.1)   973,317.1
 International Growth ................................                    --      76,312.6      (11,119.5)    65,193.1
 Main Street(R) ......................................                    --     104,284.2      (52,946.0)    51,338.2
 Value ...............................................                    --         129.9           (1.7)       128.2
PIMCO VARIABLE INSURANCE TRUST:
 All Asset ...........................................             897,258.3   2,502,695.4   (1,781,236.5) 1,618,717.2
 CommodityRealReturn Strategy ........................             625,301.0     721,450.1     (502,515.5)   844,235.6
 Emerging Markets Bond ...............................             690,069.2   3,151,487.6   (2,434,577.8) 1,406,979.0
 Foreign Bond Unhedged ...............................             183,860.7     221,260.9     (131,325.2)   273,796.4
 Foreign Bond US Dollar-Hedged .......................             698,850.1     648,307.8     (589,415.1)   757,742.8
 Global Advantage Strategy Bond ......................               1,341.9      28,924.2      (11,242.4)    19,023.7
 Global Bond Unhedged ................................             253,849.6     745,365.2     (740,195.7)   259,019.1
 Global Diversified Allocation .......................     a              --         471.3             --        471.3
 Global Multi-Asset ..................................             130,852.0     192,806.1      (90,304.3)   233,353.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

======================================================================================================================
                                                                  NUMBER                                     NUMBER
                                                                 OF UNITS                                   OF UNITS
                                                                 BEGINNING       UNITS         UNITS          END
FUND DESCRIPTION                                        NOTES*  OF THE YEAR    PURCHASED      REDEEMED     OF THE YEAR
----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
 High Yield ..........................................           3,227,245.7  13,334,139.7  (12,060,039.9) 4,501,345.5
 Long-Term US Government .............................             215,072.7     351,745.1     (463,504.8)   103,313.0
 Low Duration ........................................           1,602,835.2   1,529,504.5   (1,356,630.2) 1,775,709.5
 Real Return .........................................           1,497,877.0   1,443,407.5   (1,099,607.1) 1,841,677.4
 Short-Term ..........................................             741,658.7     681,432.9     (705,446.1)   717,645.5
 Total Return ........................................           3,775,733.1   5,977,868.8   (4,344,324.3) 5,409,277.6
 Unconstrained Bond ..................................    b               --   3,065,565.0   (2,575,410.6)   490,154.4
PIONEER VARIABLE CONTRACTS TRUST:
 Bond ................................................             315,763.4     203,987.9     (208,028.8)   311,722.5
 Emerging Markets ....................................             175,596.2     213,121.1      (85,596.0)   303,121.3
 Equity Income .......................................             371,869.3     187,616.0     (348,796.9)   210,688.4
 Fund ................................................              29,995.7      29,376.5      (13,014.0)    46,358.2
 Fundamental Value ...................................    q        133,699.2     197,463.1     (118,933.2)   212,229.1
 High Yield ..........................................             158,443.5     243,373.2     (214,472.9)   187,343.8
 Mid Cap Value .......................................             165,412.9      32,277.4     (132,742.7)    64,947.6
 Strategic Income ....................................             416,512.4     832,895.8     (507,365.2)   742,043.0
PROFUNDS VP:
 Access VP High Yield ................................             684,019.4   2,088,826.6   (1,699,025.9) 1,073,820.1
 Asia 30 .............................................              25,710.8     391,226.6     (335,251.1)    81,686.3
 Banks ...............................................                 893.1     617,183.9     (606,608.7)    11,468.3
 Basic Materials .....................................               3,698.9     513,844.3     (495,036.0)    22,507.2
 Bear ................................................               6,599.4     966,377.9     (920,315.9)    52,661.4
 Biotechnology .......................................                 608.5     245,688.2     (215,226.9)    31,069.8
 Bull ................................................             236,867.2   2,670,706.5   (2,497,363.6)   410,210.1
 Consumer Goods ......................................               6,281.8     666,603.6     (598,678.9)    74,206.5
 Consumer Services ...................................               3,509.7   1,043,659.8     (953,837.0)    93,332.5
 Emerging Markets ....................................               2,972.5     657,003.6     (459,632.1)   200,344.0
 Europe 30 ...........................................               8,654.3     402,205.1     (324,088.8)    86,770.6
 Falling U.S. Dollar .................................                 384.5      29,616.5      (29,617.5)       383.5
 Financials ..........................................               6,940.4     360,368.9     (342,148.2)    25,161.1
 Health Care .........................................               5,443.7     890,364.0     (822,828.6)    72,979.1
 Industrials .........................................              19,526.2     487,034.8     (363,170.2)   143,390.8
 International .......................................               2,541.3     346,719.9     (205,472.8)   143,788.4
 Internet ............................................               2,090.6     135,822.4     (114,574.4)    23,338.6
 Japan ...............................................              14,354.1     227,677.0     (161,830.7)    80,200.4
 Large-Cap Growth ....................................               1,723.0     436,025.5     (410,361.8)    27,386.7
 Large-Cap Value .....................................              16,085.4     617,027.5     (494,885.0)   138,227.9
 Mid-Cap .............................................              66,985.2   1,490,235.1   (1,370,050.6)   187,169.7
 Mid-Cap Growth ......................................               2,005.9     283,959.2     (196,810.7)    89,154.4
 Mid-Cap Value .......................................               6,822.9     337,359.8     (235,659.1)   108,523.6
 Money Market ........................................             364,024.2  58,083,778.5  (55,084,758.3) 3,363,044.4
 NASDAQ-100 ..........................................              17,787.8   3,302,557.1   (3,166,651.6)   153,693.3
 Oil & Gas ...........................................               5,765.7     371,149.0     (323,256.5)    53,658.2
 Pharmaceuticals .....................................              71,411.4     360,618.9     (418,021.7)    14,008.6
 Precious Metals .....................................              80,104.9     886,864.3     (893,139.0)    73,830.2
 Real Estate .........................................               7,868.6     540,248.8     (493,965.5)    54,151.9
 Rising Rates Opportunity ............................              31,671.7   8,185,244.2   (8,106,164.6)   110,751.3
 Semiconductor .......................................                 389.8     333,771.1     (333,642.7)       518.2
 Short Emerging Markets ..............................               1,650.2     448,054.6     (449,704.8)          --
 Short International .................................               1,951.2     290,540.1     (268,118.2)    24,373.1
 Short Mid-Cap .......................................                 356.8      75,629.7      (75,799.8)       186.7
 Short NASDAQ-100 ....................................               1,524.6   3,168,066.8   (3,045,746.0)   123,845.4
 Short Small-Cap .....................................               4,957.7     987,777.3     (945,725.9)    47,009.1
 Small Cap ...........................................              79,395.0     533,636.0     (576,007.1)    37,023.9
 Small-Cap Growth ....................................              24,702.0     301,865.8     (246,095.6)    80,472.2
 Small-Cap Value .....................................              26,206.4     702,689.8     (577,139.4)   151,756.8
 Technology ..........................................              80,933.6     634,042.3     (713,164.1)     1,811.8
 Telecommunications ..................................               2,033.5     303,397.4     (280,685.9)    24,745.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

======================================================================================================================
                                                                  NUMBER                                     NUMBER
                                                                 OF UNITS                                   OF UNITS
                                                                 BEGINNING       UNITS         UNITS          END
FUND DESCRIPTION                                        NOTES*  OF THE YEAR    PURCHASED      REDEEMED     OF THE YEAR
----------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
 U.S. Government Plus ................................              37,085.6   1,733,932.5   (1,738,982.2)    32,035.9
 UltraBull ...........................................               2,180.6     255,113.8     (241,250.2)    16,044.2
 UltraMid-Cap ........................................               2,446.4     133,136.3     (121,007.9)    14,574.8
 UltraNASDAQ-100 .....................................                   9.0     963,097.4     (938,980.8)    24,125.6
 UltraShort NASDAQ-100 ...............................              30,142.3   2,604,511.2   (2,596,884.6)    37,768.9
 UltraSmall-Cap ......................................              10,866.3     192,527.3     (192,892.1)    10,501.5
 Utilities ...........................................              96,370.4     653,758.3     (683,552.4)    66,576.3
PUTNAM VARIABLE TRUST:
 Absolute Return 500 .................................               3,230.4      60,294.1      (40,489.9)    23,034.6
 American Government Income ..........................             241,431.9     108,594.7     (314,191.4)    35,835.2
 Diversified Income ..................................              31,962.2   1,020,539.6     (998,890.3)    53,611.5
 Equity Income .......................................              52,670.0      86,805.3      (80,352.3)    59,123.0
 Global Asset Allocation .............................              11,470.3       3,395.5       (2,872.8)    11,993.0
 High Yield ..........................................             601,280.4   2,792,197.5   (3,056,276.8)   337,201.1
 Income ..............................................              21,338.8     487,018.9     (375,919.3)   132,438.4
 Investors ...........................................               2,016.8       5,017.2         (130.8)     6,903.2
 Multi-Cap Value .....................................               5,349.3       7,107.4         (106.7)    12,350.0
 Voyager .............................................              47,921.2      45,897.1      (51,423.5)    42,394.8
ROYCE CAPITAL FUND:
 Micro-Cap ...........................................             171,053.3      83,126.9      (97,213.2)   156,967.0
 Small-Cap ...........................................             384,569.8     146,345.2     (148,476.2)   382,438.8
RUSSELL INVESTMENT FUNDS:
 Aggressive Equity ...................................                 216.6       2,997.3           (5.5)     3,208.4
 Balanced Strategy ...................................               1,974.6     140,581.8       (1,262.3)   141,294.1
 Conservative Strategy ...............................              89,355.4      61,614.5      (53,692.3)    97,277.6
 Core Bond ...........................................               6,977.0      12,585.6       (1,074.1)    18,488.5
 Equity Growth Strategy ..............................                 798.6      10,646.9          (12.2)    11,433.3
 Global Real Estate Securities .......................              48,886.3     152,268.3       (8,240.5)   192,914.1
 Moderate Strategy ...................................               4,450.2       9,203.7          (58.9)    13,595.0
 Multi-Style Equity ..................................               1,217.7       5,528.2       (2,351.1)     4,394.8
 Non U.S. ............................................               3,528.1      11,800.0       (1,341.2)    13,986.9
T. ROWE PRICE EQUITY SERIES, INC.:
 Blue Chip Growth II .................................             570,108.3     486,722.5     (338,970.6)   717,860.2
 Equity Income II ....................................             545,337.5     285,767.4     (194,780.8)   636,324.1
 Health Sciences II ..................................             154,002.3     554,767.3     (409,753.1)   299,016.5
T. ROWE PRICE FIXED INCOME SERIES, INC.:
 Limited-Term Bond II ................................             272,472.4     652,918.3     (774,230.8)   151,159.9
THIRD AVENUE VARIABLE SERIES TRUST:
 Value ...............................................             342,355.1     208,496.2     (191,849.8)   359,001.5
TIMOTHY PLAN VARIABLE SERIES:
 Conservative Growth .................................              14,366.7      41,307.4       (3,181.8)    52,492.3
 Strategic Growth ....................................              13,145.4      90,851.3      (80,789.6)    23,207.1
VAN ECK VIP TRUST:
 Emerging Markets ....................................             187,095.8     208,693.0      (83,815.6)   311,973.2
 Global Bond .........................................              98,429.4      20,100.3      (51,006.8)    67,522.9
 Global Hard Assets ..................................             217,718.9     132,438.6     (144,798.4)   205,359.1
 Multi-Manager Alternatives ..........................             114,018.9      61,457.8      (57,415.6)   118,061.1
VANGUARD VARIABLE INSURANCE FUND:
 Balanced ............................................             258,528.0     217,612.2      (48,752.4)   427,387.8
 Capital Growth ......................................              67,378.5      85,325.5      (17,880.1)   134,823.9
 Diversified Value ...................................             101,075.4     131,918.9      (13,397.5)   219,596.8
 Equity Income .......................................             107,431.6     290,688.9      (55,655.9)   342,464.6
 Equity Index ........................................             389,033.3     426,326.9     (241,025.1)   574,335.1
 Growth ..............................................             108,359.7     101,697.0      (21,207.7)   188,849.0
 High Yield Bond .....................................             141,613.9     553,755.3      (65,237.5)   630,131.7
 International .......................................             474,350.9     323,208.0     (108,992.6)   688,566.3
 Mid-Cap Index .......................................             136,512.0     103,745.3      (31,221.2)   209,036.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===========================================================================================================================
                                                                  NUMBER                                         NUMBER
                                                                 OF UNITS                                       OF UNITS
                                                                 BEGINNING        UNITS           UNITS            END
FUND DESCRIPTION                                        NOTES*  OF THE YEAR     PURCHASED        REDEEMED      OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND: (continued)
 REIT Index ..........................................             285,421.2       246,371.7       (69,127.6)     462,665.3
 Short-Term Investment Grade .........................           1,169,777.8       694,678.7      (355,816.3)   1,508,640.2
 Small Company Growth ................................             127,280.2        73,681.6       (19,068.6)     181,893.2
 Total Bond Market Index .............................             798,907.6       863,853.2      (317,202.7)   1,345,558.1
 Total Stock Market Index ............................             509,560.7       467,193.9      (163,288.0)     813,466.6
VARIABLE INSURANCE TRUST:
 Vice ................................................     a              --         2,117.3            (0.8)       2,116.5
VIRTUS VARIABLE INSURANCE TRUST:
 International .......................................                 662.6       141,437.8       (21,931.6)     120,168.8
 Multi-Sector Fixed Income ...........................              89,576.9     2,270,954.4    (1,560,151.4)     800,379.9
 Premium AlphaSector .................................              28,383.5       409,751.5       (98,029.3)     340,105.7
 Real Estate Securities ..............................              10,665.0       158,473.3       (45,440.4)     123,697.9
WELLS FARGO ADVANTAGE VT FUNDS:
 Discovery ...........................................              70,292.4       147,065.1      (110,862.9)     106,494.6
 Opportunity .........................................              25,995.8         6,618.6        (9,925.5)      22,688.9
 Small Cap Value .....................................              37,236.6        33,875.7       (31,127.8)      39,984.5
WILSHIRE VARIABLE INSURANCE TRUST:
 Equity ..............................................     c              --        14,207.7            (1.1)      14,206.6
 Income ..............................................     c              --           696.7            (2.3)         694.4
 International Equity ................................     c              --        11,964.7          (730.5)      11,234.2
 Small Cap Growth ....................................     c              --        15,443.4        (1,637.3)      13,806.1
                                                                -----------------------------------------------------------
                                                                74,871,401.7   463,229,103.4  (437,330,049.2) 100,770,455.9
                                                                ===========================================================

*    See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===============================================================================
(7) UNIT PROGRESSION
  The change in units outstanding for the year ended December 31, 2011 was as follows:

                                                                  NUMBER                                     NUMBER
                                                                 OF UNITS                                   OF UNITS
                                                                 BEGINNING       UNITS         UNITS         END OF
                                                        NOTES*  OF THE YEAR    PURCHASED      REDEEMED      THE YEAR
----------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
 Capital Appreciation ................................             113,084.9     208,390.2      (99,269.9)   222,205.2
 Large Cap Growth ....................................              72,789.2      46,479.9      (44,655.3)    74,613.8
 Mid Cap Growth ......................................              91,619.2     115,944.1     (163,849.7)    43,713.6
 Small Cap Growth ....................................              18,293.9       3,369.7       (6,672.3)    14,991.3
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
 Global Thematic Growth ..............................                    --      12,003.5       (4,093.6)     7,909.9
 Growth and Income ...................................              42,042.6      72,819.7      (35,242.1)    79,620.2
 International Growth ................................              64,229.3      18,702.0       (6,360.1)    76,571.2
 International Value .................................              54,159.4      20,314.6      (14,680.6)    59,793.4
 Small Cap Growth ....................................              47,017.8     150,646.1      (80,901.6)   116,762.3
 Small-Mid Cap Value .................................             207,812.8     134,772.7      (77,439.5)   265,146.0
ALPS VARIABLE INSURANCE TRUST:
 AVS Listed Private Equity ...........................    a        121,622.7            --     (121,622.7)          --
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
 Balanced ............................................              78,046.3      30,104.7      (37,851.7)    70,299.3
 Income & Growth .....................................              67,726.3      49,230.2      (49,457.2)    67,499.3
 Inflation Protection ................................             333,668.2     266,777.9     (191,561.1)   408,885.0
 International .......................................              63,862.6      90,891.8      (67,049.9)    87,704.5
 Large Company Value .................................              12,817.1      37,289.1       (2,927.0)    47,179.2
 Mid Cap Value .......................................              46,802.5     100,914.5      (22,541.1)   125,175.9
 Ultra ...............................................              14,227.8     211,170.4     (108,967.6)   116,430.6
 Value ...............................................             180,919.8     117,199.8     (102,888.2)   195,231.4
 Vista ...............................................              96,437.9      73,565.1     (149,983.4)    20,019.6
BLACKROCK VARIABLE SERIES TRUST FUNDS:
 Equity Dividend V.I .................................    b               --      47,135.6       (4,246.4)    42,889.2
 Global Allocation V.I ...............................    b               --      21,004.1           (0.8)    21,003.3
COLUMBIA FUNDS VARIABLE SERIES TRUST:                     c
 Select Large-Cap Value ..............................    d               --     375,074.8     (250,049.0)   125,025.8
 Select Smaller Cap Value ............................    e               --      65,365.9      (56,657.0)     8,708.9
 CVP Seligman Global Technology ......................    f         40,511.2      75,011.8      (63,977.8)    51,545.2
CREDIT SUISSE TRUST:
 Commodity Return Strategy ...........................              44,535.7     113,820.5      (81,187.8)    77,168.4
DFA INVESTMENT DIMENSIONS GROUP, INC.:
 VA Global Bond ......................................             261,100.3     639,289.8      (73,292.4)   827,097.7
 VA International Small ..............................              86,050.7     274,749.1     (105,952.6)   254,847.2
 VA International Value ..............................              64,226.9     353,687.8      (41,621.4)   376,293.3
 VA Short-Term Fixed .................................              57,982.6     471,178.3     (109,667.9)   419,493.0
 VA U.S. Large Value .................................              88,256.2     349,859.9      (82,594.1)   355,522.0
 VA U.S. Targeted Value ..............................              38,533.4     278,120.1      (44,224.3)   272,429.2
DIREXION INSURANCE TRUST:
 Dynamic VP HY Bond ..................................              13,513.3   3,651,939.7   (3,275,331.9)   390,121.1
DREYFUS INVESTMENT PORTFOLIOS:
 Small Cap Stock Index ...............................              97,866.9      72,390.8      (44,018.6)   126,239.1
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ............               3,862.2      17,085.7         (421.4)    20,526.5
DREYFUS STOCK INDEX FUND: ............................             792,702.1     265,589.1     (458,114.1)   600,177.1
DREYFUS VARIABLE INVESTMENT FUND:
 International Value .................................             295,116.2      68,059.1     (124,317.8)   238,857.5
EATON VANCE VARIABLE TRUST:
 Floating-Rate Income ................................             281,086.3     819,097.0     (351,115.4)   749,067.9
 Large-Cap Value .....................................              26,440.4       4,602.5       (9,176.3)    21,866.6
FEDERATED INSURANCE SERIES:
 High Income Bond II .................................             174,044.5     191,858.2     (243,779.2)   122,123.5
 Kaufmann II .........................................              49,061.9      17,394.7      (22,954.3)    43,502.3
 Managed Volatility II ...............................    g         33,792.0      40,657.2      (11,799.1)    62,650.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

======================================================================================================================
                                                                  NUMBER                                     NUMBER
                                                                 OF UNITS                                   OF UNITS
                                                                 BEGINNING       UNITS         UNITS         END OF
                                                        NOTES*  OF THE YEAR    PURCHASED      REDEEMED      THE YEAR
----------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS:
 Balanced ............................................               3,659.9      25,456.4      (11,184.1)    17,932.2
 Contrafund ..........................................              37,453.1     173,829.2      (28,261.5)   183,020.8
 Disciplined Small Cap ...............................               7,784.5      21,520.7       (4,477.8)    24,827.4
 Equity-Income .......................................                    --      25,028.2          (15.0)    25,013.2
 Growth ..............................................              25,858.4      33,292.1      (17,690.2)    41,460.3
 Growth & Income .....................................                    --       4,334.9          (37.6)     4,297.3
 Growth Opportunities ................................                    --      81,665.1      (80,822.5)       842.6
 High Income .........................................             295,373.6   2,908,459.6   (2,762,940.6)   440,892.6
 International Capital Appreciation ..................               6,344.4      13,699.9       (2,039.8)    18,004.5
 Investment Grade Bond ...............................                    --   1,255,943.2     (943,936.1)   312,007.1
 Mid Cap .............................................              28,060.5      41,540.4      (12,518.4)    57,082.5
 Overseas ............................................              10,275.7      45,241.2      (14,046.9)    41,470.0
 Real Estate .........................................              26,227.8     284,654.3     (124,297.9)   186,584.2
 Strategic Income ....................................              17,637.6     737,747.1     (107,711.6)   647,673.1
 Value ...............................................                    --       4,019.3       (2,434.8)     1,584.5
 Value Strategies ....................................                    --       5,424.2       (4,545.9)       878.3
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
Ibbotson ETF Asset Allocation Series:
 Aggressive Growth ...................................               3,255.3            --       (2,746.8)       508.5
 Balanced ............................................             241,865.8      32,772.4      (27,892.9)   246,745.3
 Conservative ........................................             156,174.5      47,446.7      (55,739.7)   147,881.5
 Growth ..............................................              74,757.7     108,970.0      (22,814.7)   160,913.0
 Income and Growth ...................................              61,329.2      13,567.7      (13,513.2)    61,383.7
FIRST EAGLE VARIABLE FUNDS:
 Overseas Variable ...................................             385,438.7     300,141.5     (159,943.6)   525,636.6
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
 Franklin Global Real Estate Securities II ...........              54,625.7      60,218.6      (28,372.3)    86,472.0
 High Income Securities II ...........................              89,657.7     587,976.5     (598,676.9)    78,957.3
 Income Securities II ................................             454,164.6   1,594,973.8   (1,725,685.9)   323,452.5
 Mutual Shares Securities II .........................             116,630.8      58,418.7      (14,073.6)   160,975.9
 Strategic Income Securities II ......................             215,930.2     146,728.6     (173,900.0)   188,758.8
 Templeton Global Bond Securities II .................             543,802.8     730,342.3     (372,292.4)   901,852.7
 U.S. Government II ..................................             152,025.7     639,914.5     (296,851.2)   495,089.0
INVESCO VARIABLE INSURANCE FUNDS:
 Van Kampan Value Opportunities ......................     u           381.8      62,201.8      (62,003.4)       580.2
 Capital Development .................................               7,381.3      60,093.0      (30,949.8)    36,524.5
 Core Equity .........................................              39,135.7      63,385.4      (33,674.7)    68,846.4
 Diversified Dividend ................................    h,t             --      66,070.1      (13,694.5)    52,375.6
 Financial Services ..................................     i         5,076.8      37,060.2      (42,137.0)          --
 Global Health Care ..................................              22,726.9     121,603.0     (118,024.1)    26,305.8
 Global Real Estate ..................................             165,958.2     182,781.9     (190,432.1)   158,308.0
 Government Securities ...............................              46,698.6     373,093.3     (211,979.1)   207,812.8
 High Yield ..........................................             405,599.9   1,545,278.4     (509,468.8) 1,441,409.5
 International Growth ................................             236,512.6     396,865.8     (324,265.8)   309,112.6
 Mid Cap Core Equity .................................              42,539.8      64,942.8      (62,654.8)    44,827.8
 Technology ..........................................               8,424.2     283,328.1     (284,825.6)     6,926.7
 Van Kampen Comstock .................................                    --     113,117.3      (97,587.5)    15,529.8
 Van Kampen Equity and Income ........................               3,310.9      95,583.7      (85,624.7)    13,269.9
 Van Kampen Growth and Income ........................                 360.4      41,746.8       (3,903.5)    38,203.7
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
 Asset Strategy ......................................             464,837.7     323,217.0     (137,443.2)   650,611.5
 Balanced ............................................              21,857.3      21,322.1      (11,520.4)    31,659.0
 Bond ................................................              51,942.2       6,390.4      (40,650.7)    17,681.9
 Dividend Opportunities ..............................              16,868.2      53,551.3       (5,605.2)    64,814.3
 Energy ..............................................              26,518.2      25,393.5       (9,572.3)    42,339.4
 Global Bond .........................................                    --       9,860.7         (739.4)     9,121.3
 Global Natural Resources ............................               4,666.5      53,240.9      (18,979.2)    38,928.2
 Growth ..............................................               4,688.0      42,826.7      (39,887.6)     7,627.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

======================================================================================================================
                                                                  NUMBER                                     NUMBER
                                                                 OF UNITS                                   OF UNITS
                                                                 BEGINNING       UNITS         UNITS         END OF
                                                        NOTES*  OF THE YEAR    PURCHASED      REDEEMED      THE YEAR
----------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS: (continued)
 High Income .........................................              35,122.8     111,310.3      (25,393.0)   121,040.1
 Mid Cap Growth ......................................              69,391.8     113,546.9      (68,831.9)   114,106.8
 Science and Technology ..............................              24,994.7      28,791.4      (21,498.7)    32,287.4
 Value ...............................................              50,267.5      26,605.1      (30,337.6)    46,535.0
JANUS ASPEN SERIES -- INSTITUTIONAL:
 Balanced ............................................             534,457.6     146,591.1     (148,106.3)   532,942.4
 Enterprise ..........................................             181,415.7      64,113.9      (55,803.1)   189,726.5
 Forty ...............................................             167,505.4      17,843.9      (56,248.5)   129,100.8
 Janus ...............................................              94,385.4      20,442.1      (27,407.5)    87,420.0
 Overseas ............................................             584,534.5     247,679.7     (306,753.1)   525,461.1
 Perkins Mid Cap Value ...............................             439,407.5     175,700.5     (106,343.2)   508,764.8
 Worldwide ...........................................              30,301.5      38,860.2      (26,038.0)    43,123.7
LAZARD RETIREMENT SERIES:
 Emerging Markets Equity .............................             397,651.9     233,159.4     (215,572.9)   415,238.4
 International Equity ................................              96,155.4      35,253.4      (58,232.7)    73,176.1
 US Small-Mid Cap Equity .............................              59,103.3      20,021.6      (44,501.1)    34,623.8
 US Strategic Equity .................................               9,960.5      15,966.1      (16,173.3)     9,753.3
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
 ClearBridge Aggressive Growth .......................              88,415.5     263,116.6     (253,641.6)    97,890.5
 ClearBridge Equity Income Builder ...................              33,478.6      37,987.6      (19,342.2)    52,124.0
 ClearBridge Fundamental All Cap Value ...............              19,883.0      36,555.7       (4,061.4)    52,377.3
 ClearBridge Large Cap Growth ........................              21,985.7         559.7      (12,070.0)    10,475.4
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
 Western Asset Global High Yield Bond ................              91,111.0     175,640.6     (201,577.7)    65,173.9
 Western Asset Strategic Bond ........................              76,238.1     122,397.0     (112,808.4)    85,826.7
LORD ABBETT SERIES FUND:
 Bond Debenture ......................................             205,967.2   1,030,805.4     (655,421.2)   581,351.4
 Capital Structure ...................................              27,661.0       1,581.8       (2,896.5)    26,346.3
 Classic Stock .......................................              20,014.4      20,247.9       (6,616.9)    33,645.4
 Growth and Income ...................................             100,327.4      23,797.1      (11,508.6)   112,615.9
 International Opportunities .........................              54,277.5     156,651.3     (181,605.3)    29,323.5
MERGER FUND VL:
 Merger Fund VL ......................................             420,020.3     357,290.4     (374,759.2)   402,551.5
NATIONWIDE VARIABLE INSURANCE TRUST:
 Bond Index ..........................................             139,662.5     143,320.0      (73,377.2)   209,605.3
 International Index .................................             277,468.3     113,325.7     (122,600.6)   268,193.4
 Mid Cap Index .......................................             139,898.6      51,927.4      (73,079.7)   118,746.3
 S&P 500 Index .......................................             244,485.8     267,841.5     (174,581.6)   337,745.7
 Small Cap Index .....................................             120,075.7      84,896.0      (75,143.0)   129,828.7
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
 Mid-Cap Growth ......................................              53,032.7     264,250.8     (154,167.5)   163,116.0
 Large Cap Value .....................................    v        141,748.0      90,787.6      (76,924.3)   155,611.3
 Mid Cap Intrinsic Value .............................    w         41,884.4     111,873.4     (132,704.8)    21,053.0
 Short Duration Bond .................................              39,935.2      87,240.9      (21,357.7)   105,818.4
 Small-Cap Growth ....................................              65,598.7     147,950.3     (161,488.5)    52,060.5
 Socially Responsive .................................              57,664.1      49,259.4      (39,910.4)    67,013.1
NORTHERN LIGHTS VARIABLE TRUST:
 Adaptive Allocation .................................               6,003.3     172,574.2     (121,888.7)    56,688.8
 Avant Gold Bullion Strategy .........................    j               --     451,222.4     (292,391.6)   158,830.8
 Changing Parameters .................................           1,550,980.6      54,839.9      (60,814.9) 1,545,005.6
 Chariot Absolute Return All Opportunities ...........    k             33.5      10,994.2      (11,027.7)          --
 JNF Balanced ........................................              13,331.9     312,103.4     (310,187.3)    15,248.0
 JNF Equity ..........................................              81,564.5      67,630.1     (110,148.5)    39,046.1
 JNF Money Market ....................................           8,601,642.7  70,279,897.1  (68,495,153.4)10,386,386.4
 TOPS Balanced ETF -- Cl 2 ...........................    l               --          20.7          (20.7)          --
 TOPS Capital Preservation ETF -- Cl2 ................    l               --       1,765.2       (1,765.2)          --
 TOPS Growth -- Cl 1 .................................    l               --      30,093.4      (18,998.0)    11,095.4
 TOPS Moderate Growth ETF -- CL1 .....................    l               --      50,991.4           (7.7)    50,983.7
 TOPS Protected Balanced ETF -- Cl 1 .................    b               --      67,990.9          (45.2)    67,945.7

JEFFERSON  NATIONAL  LIFE  ANNUITY  ACCOUNT  G
NOTES  TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

====================================================================================================================
                                                              NUMBER                                      NUMBER
                                                             OF UNITS                                    OF UNITS
                                                             BEGINNING      UNITS          UNITS          END OF
                                                    NOTES*  OF THE YEAR   PURCHASED       REDEEMED       THE YEAR
--------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
   TOPS Protected Growth ETF -- CL1 ..............    l              --     989,049.7         (334.8)    988,714.9
   TOPS Protected Moderate Growth ETF -- CL1 .....    b              --       2,010.9           (4.8)      2,006.1
   TOPS Protected Moderate Growth ETF -- CL 2 ....    b              --      71,932.3             --      71,932.3
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
   Core Bond .....................................    b              --         830.6           (0.2)        830.4
   Global Securities .............................    b              --         992.5           (0.2)        992.3
   Global Strategic Income .......................    b              --         926.8           (1.0)        925.8
PIMCO VARIABLE INSURANCE TRUST:
   All Asset .....................................            755,532.8     990,277.1     (848,551.6)    897,258.3
   CommodityRealReturn Strategy ..................            678,014.5     897,908.3     (950,621.8)    625,301.0
   Emerging Markets Bond .........................            420,496.9   2,942,966.1   (2,673,393.8)    690,069.2
   Foreign Bond US Dollar-Hedged .................            237,983.6   1,376,404.9     (915,538.4)    698,850.1
   Foreign Bond Unhedged .........................            106,082.3     534,042.6     (456,264.2)    183,860.7
   Global Advantage Strategy Bond ................    b              --       3,587.9       (2,246.0)      1,341.9
   Global Bond Unhedged ..........................            151,480.0   1,244,405.9   (1,142,036.3)    253,849.6
   Global Multi-Asset ............................             15,462.6     235,486.2     (120,096.8)    130,852.0
   High Yield ....................................          2,461,519.5  15,417,924.8  (14,652,198.6)  3,227,245.7
   Long Term US Government .......................             84,302.2     332,950.8     (202,180.3)    215,072.7
   Low Duration ..................................            866,624.0   1,457,006.0     (720,794.8)  1,602,835.2
   Real Return ...................................          1,037,630.5   2,301,175.8   (1,840,929.3)  1,497,877.0
   Short Term ....................................            521,656.7   1,317,994.5   (1,097,992.5)    741,658.7
   Total Return ..................................          3,318,500.0   2,960,864.0   (2,503,630.9)  3,775,733.1
PIONEER VARIABLE CONTRACTS TRUST:
   Bond ..........................................            364,843.5     569,282.3     (618,362.4)    315,763.4
   Fundamental Value .............................    x       147,877.1      88,011.1     (102,189.0)    133,699.2
   Emerging Markets ..............................            287,313.8     206,019.4     (317,737.0)    175,596.2
   Equity Income .................................            209,378.3     450,260.9     (287,769.9)    371,869.3
   Fund ..........................................            103,231.6      47,592.3     (120,828.2)     29,995.7
   High Yield ....................................            205,149.8     187,394.0     (234,100.3)    158,443.5
   Mid Cap Value .................................            224,864.9      50,442.9     (109,894.9)    165,412.9
   Strategic Income ..............................            559,027.0     644,809.7     (787,324.3)    416,512.4
PROFUNDS VP:
   Access VP High Yield ..........................            171,101.5   2,120,045.0   (1,607,127.1)    684,019.4
   Asia 30 .......................................             80,931.1     140,965.8     (196,186.1)     25,710.8
   Banks .........................................                   --      37,705.4      (36,812.3)        893.1
   Basic Materials ...............................             45,069.0      78,166.0     (119,536.1)      3,698.9
   Bear ..........................................              9,404.9   4,127,513.7   (4,130,319.2)      6,599.4
   Biotechnology .................................             20,033.5      99,031.6     (118,456.6)        608.5
   Bull ..........................................            165,450.0   4,290,178.2   (4,218,761.0)    236,867.2
   Consumer Goods ................................             11,762.2     113,781.7     (119,262.1)      6,281.8
   Consumer Services .............................                736.9      42,210.9      (39,438.1)      3,509.7
   Emerging Markets ..............................            105,802.6     382,926.0     (485,756.1)      2,972.5
   Europe 30 .....................................             21,349.4     300,946.6     (313,641.7)      8,654.3
   Falling US Dollar .............................              1,538.1      50,174.2      (51,327.8)        384.5
   Financials ....................................                159.4      49,607.1      (42,826.1)      6,940.4
   Health Care ...................................              6,831.1     172,215.6     (173,603.0)      5,443.7
   Industrials ...................................             18,316.8     859,951.0     (858,741.6)     19,526.2
   International .................................             60,499.1     196,763.4     (254,721.2)      2,541.3
   Internet ......................................             13,414.9      16,404.3      (27,728.6)      2,090.6
   Japan .........................................             12,088.0     120,942.5     (118,676.4)     14,354.1
   Large-Cap Growth ..............................             39,936.2     163,069.6     (201,282.8)      1,723.0
   Large-Cap Value ...............................              2,099.3     189,606.0     (175,619.9)     16,085.4
   Mid-Cap .......................................              7,480.9     653,823.0     (594,318.7)     66,985.2
   Mid-Cap Growth ................................            201,357.8     808,671.7   (1,008,023.6)     2,005.9
   Mid-Cap Value .................................                264.4     210,434.8     (203,876.3)      6,822.9
   Money Market ..................................             38,915.8   5,146,765.5   (4,821,657.1)    364,024.2
   NASDAQ-100 ....................................            122,091.1     674,114.4     (778,417.7)     17,787.8
   Oil & Gas .....................................             31,789.6     203,768.1     (229,792.0)      5,765.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

====================================================================================================================
                                                              NUMBER                                      NUMBER
                                                             OF UNITS                                    OF UNITS
                                                             BEGINNING      UNITS          UNITS          END OF
                                                    NOTES*  OF THE YEAR   PURCHASED       REDEEMED       THE YEAR
--------------------------------------------------------------------------------------------------------------------
PROFUNDS VP: (continued)
   Pharmaceuticals ...............................                329.2     222,145.1     (151,062.9)      71,411.4
   Precious Metals ...............................             64,702.6     716,358.5     (700,956.2)      80,104.9
   Real Estate ...................................              1,462.0     105,238.9      (98,832.3)       7,868.6
   Rising Rates Opportunity ......................             49,079.8   3,312,888.3   (3,330,296.4)      31,671.7
   Semiconductor .................................              8,602.6     124,813.4     (133,026.2)         389.8
   Short Emerging Markets ........................             38,346.4     344,109.8     (380,806.0)       1,650.2
   Short international ...........................                150.1      85,364.3      (83,563.2)       1,951.2
   Short Mid-Cap .................................                 46.9     195,636.7     (195,326.8)         356.8
   Short NASDAQ-100 ..............................              8,146.4     254,097.2     (260,719.0)       1,524.6
   Short Small-Cap ...............................              1,299.3     347,344.6     (343,686.2)       4,957.7
   Small Cap .....................................             34,940.1     334,853.9     (290,399.0)      79,395.0
   Small-Cap Growth ..............................            124,169.4     390,607.5     (490,074.9)      24,702.0
   Small-Cap Value ...............................             15,362.0     142,470.2     (131,625.8)      26,206.4
   Technology ....................................              1,514.3     128,963.0      (49,543.7)      80,933.6
   Telecommunications ............................                   --      17,570.5      (15,537.0)       2,033.5
   U.S. Government Plus ..........................              7,450.0   4,692,489.9   (4,662,854.3)      37,085.6
   UltraBull .....................................              2,428.6   1,819,602.1   (1,819,850.1)       2,180.6
   UltraMid-Cap ..................................              3,797.2     365,257.8     (366,608.6)       2,446.4
   UltraNASDAQ-100 ...............................              1,014.0     513,496.4     (514,501.4)           9.0
   UltraShort NASDAQ-100 .........................                   --     800,723.5     (770,581.2)      30,142.3
   UltraSmall-Cap ................................              6,137.8     242,660.5     (237,932.0)      10,866.3
   Utilities .....................................              6,520.1     324,922.2     (235,071.9)      96,370.4
PUTNAM VARIABLE TRUST:
   Absolute Return 500 ...........................    l              --       8,361.9       (5,131.5)       3,230.4
   American Government Income ....................             20,373.5     299,022.5      (77,964.1)     241,431.9
   Diversified Income ............................            304,027.7   1,438,354.2   (1,710,419.7)      31,962.2
   Equity Income .................................             15,783.8     335,385.4     (298,499.2)      52,670.0
   Global Asset Allocation .......................             11,649.4       9,428.8       (9,607.9)      11,470.3
   High Yield ....................................          1,232,851.3   7,375,842.5   (8,007,413.4)     601,280.4
   Income ........................................            228,741.4   1,283,018.7   (1,490,421.3)      21,338.8
   Investors .....................................              2,039.1      16,625.9      (16,648.2)       2,016.8
   Multi-Cap Value ...............................              5,294.7          59.1           (4.5)       5,349.3
   Voyager .......................................              9,130.1      47,346.7       (8,555.6)      47,921.2
ROYCE CAPITAL FUND:
   Micro-Cap .....................................            208,459.8     269,583.0     (306,989.5)     171,053.3
   Small-Cap .....................................            423,378.3     163,075.5     (201,884.0)     384,569.8
RUSSELL INVESTMENT FUNDS:
   Aggressive Equity .............................    l              --       1,495.6       (1,279.0)         216.6
   Balanced Strategy .............................    l              --       1,985.6          (11.0)       1,974.6
   Conservative Strategy .........................    l              --      89,433.1          (77.7)      89,355.4
   Core Bond .....................................    l              --      11,739.1       (4,762.1)       6,977.0
   Equity Growth Strategy ........................    l              --       5,675.1       (4,876.5)         798.6
   Global Real Estate Securities .................    l              --      51,376.2       (2,489.9)      48,886.3
   Moderate Strategy .............................    l              --       4,454.4           (4.2)       4,450.2
   Multi-Style Equity ............................    l              --       8,349.6       (7,131.9)       1,217.7
   Non U.S. ......................................    l              --      12,979.2       (9,451.1)       3,528.1
GUGGENHEIM VARIABLE INSURANCE FUNDS:                  p
   Rydex Banking .................................    s       197,102.1     479,799.9     (550,747.0)     126,155.0
   Rydex Basic Materials .........................    s       158,137.7     344,389.4     (479,725.7)      22,801.4
   Rydex Biotechnology ...........................    s        89,500.7     509,243.3     (539,321.3)      59,422.7
   Rydex Commodities Strategy ....................    s       121,308.0   2,137,521.0   (2,072,193.0)     186,636.0
   Rydex Consumer Products .......................    s        72,941.8   1,082,061.4     (881,705.9)     273,297.3
   Rydex Dow 2X Strategy .........................    s        47,567.2     954,509.6     (855,179.2)     146,897.6
   Rydex Electronics .............................    s        65,463.7     322,625.3     (387,394.3)         694.7
   Rydex Energy ..................................    s       128,029.7     684,358.5     (744,712.2)      67,676.0
   Rydex Energy Services .........................    s       168,406.7     579,477.7     (704,740.4)      43,144.0
   Rydex Europe 1.25X Strategy ...................    s        29,538.6     402,508.1     (423,560.0)       8,486.7
   Rydex Financial Services ......................    s        99,797.6   1,230,131.4   (1,258,379.8)      71,549.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

====================================================================================================================
                                                              NUMBER                                      NUMBER
                                                             OF UNITS                                    OF UNITS
                                                             BEGINNING      UNITS          UNITS          END OF
                                                    NOTES*  OF THE YEAR   PURCHASED       REDEEMED       THE YEAR
--------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (continued)        p
   Rydex Government Long Bond 1.2X Strategy .....       s      35,178.3  22,160,642.5  (21,725,334.3)     470,486.5
   Rydex Health Care ............................       s      62,260.4     683,043.5     (633,188.1)     112,115.8
   Rydex Internet ...............................       s     100,580.6     204,880.1     (282,272.0)      23,188.7
   Rydex Inverse Dow 2X Strategy ................       s     373,335.5  31,785,704.4  (32,088,302.6)      70,737.3
   Rydex Inverse Government Long Bond Strategy ..       s     119,692.0  24,724,751.0  (24,804,501.0)      39,942.0
   Rydex Inverse Mid-Cap Strategy ...............       s       5,533.1     686,714.5     (683,077.2)       9,170.4
   Rydex Inverse NASDAQ-100(R) Strategy .........       s      65,807.3   5,598,452.2   (5,526,495.7)     137,763.8
   Rydex Inverse Russell 2000(R) Strategy .......       s      31,477.4   3,162,847.1   (2,983,580.8)     210,743.7
   Rydex Inverse S&P 500 Strategy ...............       s      85,695.8   6,108,789.1   (6,149,097.2)      45,387.7
   Rydex Japan 2X Strategy ......................       s      46,718.7     320,807.5     (365,219.1)       2,307.1
   Rydex Leisure ................................       s      31,420.6     182,223.6     (165,705.8)      47,938.4
   Rydex Mid Cap 1.5X Strategy ..................       s     119,893.8   1,153,434.8   (1,253,123.4)      20,205.2
   Rydex NASDAQ-100(R) ..........................       s     154,166.1   1,614,778.8   (1,592,128.3)     176,816.6
   Rydex NASDAQ-100(R) 2X Strategy ..............       s     237,355.1   1,666,184.0   (1,754,773.9)     148,765.2
   Rydex Nova ...................................       s     257,451.1   3,749,550.1   (3,813,245.1)     193,756.1
   Rydex Precious Metals ........................       s     236,601.5     912,173.3     (950,005.6)     198,769.2
   Rydex Real Estate ............................       s     255,124.7   1,130,859.0   (1,242,810.0)     143,173.7
   Rydex Retailing ..............................       s      10,597.1     566,827.3     (506,911.2)      70,513.2
   Rydex Russell 2000(R) 1.5X Strategy ..........       s     132,336.4     650,998.2     (735,626.5)      47,708.1
   Rydex Russell 2000(R) 2X Strategy ............       s     161,986.7   3,115,762.6   (3,228,617.4)      49,131.9
   Rydex S&P 500 2X Strategy ....................       s     126,333.3  19,526,765.3  (19,089,152.2)     563,946.4
   Rydex S&P 500 Pure Growth ....................       s     190,609.1   1,408,076.8   (1,367,963.3)     230,722.6
   Rydex S&P 500 Pure Value .....................       s     201,523.0     870,939.9   (1,013,343.0)      59,119.9
   Rydex S&P MidCap 400 Pure Growth .............       s     374,275.6   1,299,273.0   (1,514,239.8)     159,308.8
   Rydex S&P MidCap 400 Pure Value ..............       s     110,628.9     402,277.5     (470,733.4)      42,173.0
   Rydex S&P SmallCap 600 Pure Growth ...........       s     189,979.7     815,232.2     (753,061.5)     252,150.4
   Rydex S&P SmallCap 600 Pure Value ............       s     156,847.3     403,409.0     (497,988.0)      62,268.3
   All-Asset Aggressive Strategy ................       q      11,366.7         923.5          (31.9)      12,258.3
   All-Asset Conservative Strategy ..............       q      24,274.3      55,984.7       (8,984.5)      71,274.5
   All-Asset Moderate Strategy ..................       q      42,960.7       9,718.3      (11,621.9)      41,057.1
   Alternative Strategies Allocation ............       q       6,536.7           7.1       (2,774.6)       3,769.2
   CLS AdvisorOne Amerigo .......................       q     361,657.0      14,093.8      (88,770.1)     286,980.7
   CLS AdvisorOne Clermont ......................       q     169,689.9     128,510.8     (144,939.6)     153,261.1
   CLS AdvisorOne Select Allocation .............       q            --      47,941.9      (47,941.9)            --
   DWA Flexible Allocation ......................       q      21,519.2     154,142.4      (32,999.6)     142,662.0
   DWA Sector Rotation ..........................       q      18,923.3      93,192.8      (26,638.3)      85,477.8
   International Long Short Select ..............     q,m       6,733.1            --       (6,733.1)            --
   Global Managed Futures Strategy ..............     q,r     149,392.0     134,585.0      (67,731.9)     216,245.1
   Multi-Hedge Strategies .......................       q      75,340.0     139,897.4      (78,896.0)     136,341.4
   U.S. Long Short Momentum .....................       q      35,909.3       3,254.3      (17,722.1)      21,441.5
   Rydex Strengthening Dollar 2X Strategy .......       s     131,793.4   3,820,374.1   (3,478,566.9)     473,600.6
   Rydex Technology .............................       s      71,092.3     340,864.6     (361,675.9)      50,281.0
   Rydex Telecommunications .....................       s      62,924.1     250,244.9     (295,001.8)      18,167.2
   Rydex Transportation .........................       s      48,922.2     328,646.9     (322,598.0)      54,971.1
   Rydex U.S. Government Money Market ...........       s   5,552,935.2  65,146,867.2  (65,726,130.3)   4,973,672.1
   Rydex Utilities ..............................       s      97,537.1     881,121.0     (570,280.8)     408,377.3
   Rydex Weakening Dollar 2X Strategy ...........       s      20,114.6     704,264.0     (715,413.7)       8,964.9
   Variable Series Large Cap Core ...............       q       1,199.8         765.9           (6.6)       1,959.1
   Variable Series Large Cap Value ..............       q            --         317.9         (317.9)            --
   Variable Series Global .......................     o,q         726.3       7,156.9       (4,878.3)       3,004.9
   Variable Series U.S. Intermediate Bond .......       q            --      28,027.9      (23,109.3)       4,918.6
   Variable Series Mid Cap Growth ...............       q         429.5      30,297.3       (1,299.8)      29,427.0
   Variable Series Managed Asset Allocation .....       q       3,220.2       9,527.7       (8,112.9)       4,635.0
   Variable Series High Yield ...................       q      39,243.6     303,960.0     (311,407.7)      31,795.9
   Variable Series Small Cap Value ..............       q       5,164.4      10,765.7       (2,468.7)      13,461.4
   Variable Series Small Cap Growth .............       q         874.2     242,935.6     (240,275.0)       3,534.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011

===========================================================================================================================
                                                               NUMBER                                            NUMBER
                                                              OF UNITS                                          OF UNITS
                                                              BEGINNING        UNITS             UNITS           END OF
                                                    NOTES*   OF THE YEAR     PURCHASED         REDEEMED         THE YEAR
---------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS:                                  c
   Communications and Information ................    n          42,247.2         5,610.7        (47,857.9)              --
   Large-Cap Value ...............................    n          66,296.6        16,343.2        (82,639.8)              --
   Small-Cap Value ...............................    n          14,338.9        26,004.3        (40,343.2)              --
T. ROWE PRICE EQUITY SERIES:
   Blue Chip Growth II ...........................              536,227.2       296,269.9       (262,388.8)       570,108.3
   Equity Income II ..............................              636,279.0       359,481.5       (450,423.0)       545,337.5
   Health Sciences II ............................               97,432.9       341,552.8       (284,983.4)       154,002.3
T. ROWE PRICE FIXED INCOME SERIES:
   Limited-Term Bond II ..........................              197,126.9     1,137,079.4     (1,061,733.9)       272,472.4
THIRD AVENUE VARIABLE SERIES TRUST:
   Value .........................................              340,760.4        99,225.1        (97,630.4)       342,355.1
TIMOTHY PLAN VARIABLE SERIES:
   Conservative Growth ...........................                     --        19,133.8         (4,767.1)        14,366.7
   Strategic Growth ..............................               11,408.0       182,676.7       (180,939.3)        13,145.4
VAN ECK VIP TRUST:
   Emerging Markets ..............................              362,186.1       137,877.8       (312,968.1)       187,095.8
   Global Bond ...................................              101,692.0        35,657.1        (38,919.7)        98,429.4
   Global Hard Assets ............................              221,770.6       204,338.5       (208,390.2)       217,718.9
   Multi-Manager Alternatives ....................              126,483.9        31,516.5        (43,981.5)       114,018.9
VANGUARD VARIABLE INSURANCE FUND:
   Balanced ......................................               85,133.5       174,813.4         (1,418.9)       258,528.0
   Capital Growth ................................               64,978.1        21,517.1        (19,116.7)        67,378.5
   Diversified Value .............................               94,870.2        50,098.5        (43,893.3)       101,075.4
   Equity Income .................................               20,632.6       105,409.2        (18,610.2)       107,431.6
   Equity Index ..................................              308,769.6       222,186.4       (141,922.7)       389,033.3
   Growth ........................................               51,252.7        58,076.2           (969.2)       108,359.7
   High Yield Bond ...............................               42,135.4       117,990.5        (18,512.0)       141,613.9
   International .................................              197,957.5       328,849.3        (52,455.9)       474,350.9
   Mid-Cap Index .................................               51,370.5       160,687.9        (75,546.4)       136,512.0
   REIT Index ....................................              164,466.6       217,775.6        (96,821.0)       285,421.2
   Short-Term Investment Grade ...................              680,198.0       636,912.0       (147,332.2)     1,169,777.8
   Small Company Growth ..........................               81,671.4        50,889.4         (5,280.6)       127,280.2
   Total Bond Market Index .......................              530,654.7       426,292.3       (158,039.4)       798,907.6
   Total Stock Market Index ......................              325,029.3       278,625.6        (94,094.2)       509,560.7
VIRTUS VARIABLE INSURANCE TRUST:
   International .................................    b                --           662.7             (0.1)           662.6
   Multi-Sector Fixed Income .....................    b                --        89,585.1             (8.2)        89,576.9
   Premium AlphaSector ...........................    b                --        28,384.9             (1.4)        28,383.5
   Real Estate Securities ........................    b                --        10,666.5             (1.5)        10,665.0
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery .....................................               85,898.4       111,846.5       (127,452.5)        70,292.4
   Opportunity ...................................               16,552.3        26,947.2        (17,503.7)        25,995.8
   Small Cap Value ...............................               16,255.1        28,166.0         (7,184.5)        37,236.6
                                                             --------------------------------------------------------------
                                                             58,635,108.9   406,482,252.5   (390,245,959.7)    74,871,401.7
                                                             ==============================================================

*     See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011
================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2012:

a)    For the period November 16, 2012 (inception of fund) through December 31,
      2012.

b)    For the period February 3, 2012 (inception of fund) through December 31,
      2012.

c)    For the period May 1, 2012 (inception of fund) through December 31, 2012.

d) The Guggenheim Variable Insurance Funds was formerly the Rydex Variable Trust and Rydex SGI Variable Funds prior to the name change effective May 1, 2012.

e) The following funds in the Guggenheim Variable Insurance Funds had name changes effective February 29, 2012.

      Guggenheim VIT All-Asset Aggressive Strategy was formerly SGI All-Asset Aggressive Strategy

      Guggenheim VIT All-Asset Conservative Strategy was formerly SGI All-Asset Conservative Strategy

      Guggenheim VIT All-Asset Moderate Strategy was formerly SGI All-Asset Moderate Strategy

      Guggenheim VIT Alternative Strategies Allocation was formerly SGI Alternative Strategies Allocation

      Guggenheim VIT CLS AdvisorOne Amerigo was formerly SGI CLS AdvisorOne Amerigo

      Guggenheim VIT CLS AdvisorOne Clermont was formerly SGI CLS AdvisorOne Clermont

      Guggenheim VIT CLS AdvisorOne Select Allocation was formerly SGI CLS AdvisorOne Select Allocation

      Guggenheim VIT DWA Flexible Allocation was formerly SGI CLS DWA Flexible Allocation

      Guggenheim VIT DWA Sector Rotation was formerly SGI CLS DWA Sector
      Rotation

      Guggenheim VIT International Long Short was formerly SGI International Long Short

      Guggenheim VIT Managed Futures Strategy was formerly SGI Managed Futures Strategy

      Guggenheim VIT Multi-Hedge Strategies was formerly SGI Multi-Hedge Strategies

      Guggenheim VIT U.S. Long Short Momentum was formerly SGI U.S. Long Short Momentum

      Guggenheim VIT Variable Series All Cap Value was formerly SGI Var Series O All Cap Value

      Guggenheim VIT Variable Series Global was formerly SGI Var Series D MSCI EAFE Equal Weight Global

      Guggenheim VIT Variable Series High Yield was formerly SGI Var Series P High Yield

      Guggenheim VIT Variable Series Large Cap Concentrated Growth was formerly SGI Var Series Y Large Cap Concentrated Growth

      Guggenheim VIT Variable Series Large Cap Core was formerly SGI Var Series A Large Cap Core

      Guggenheim VIT Variable Series Large Cap Value was formerly SGI Var Series B Large Cap Value

      Guggenheim VIT Variable Series Managed Asset Allocation was formerly SGI Var Series N Managed Asset Allocation

      Guggenheim VIT Variable Series Mid Cap Growth was formerly SGI Var Series J Mid-Cap Growth

      Guggenheim VIT Variable Series Small Cap Growth was formerly SGI Var Series X Small Cap Growth

      Guggenheim VIT Variable Series Small Cap Value was formerly SGI Var Series Q Small Cap Value

      Guggenheim VIT Variable Series U.S. Intermediate Bond was formerly SGI Var Series E U.S. Intermediate Bond

f) For the period January 1, 2012 through July 12, 2012 (fund merged into Guggenheim VIT Multi-Hedge Strategies).

g) Guggenheim VT Global Managed Futures Strategy was formerly Guggenheim Managed Futures Strategy prior to its name change Oct 29, 2012.

h) The Guggenheim VIT funds not mentioned in 2012 Footnote "b" above added `Rydex' as a prefix to the fund name as of May 1, 2012.

i)    For the period June 15, 2012 (inception of fund) through December 31,
      2012.

j)    For the period January 1, 2012 through April 26, 2012 (liquidation of fund).

k) Invesco V.I. Diversified Dividend was formerly Invesco V.I. Dividend Growth prior to its name change May 1, 2012.

l) Invesco V.I. Van Kampen Value Opportunities was formerly Invesco V.I. Basic Value prior to its name change May 1, 2012.

m) Neuberger Large Cap Value was formerly Neuberger Partners prior to its name change May 1, 2012.

n) Neuberger Mid Cap Intrinsic Value was formerly Neuberger Regency prior to its name change May 1, 2012.

o)    For the period January 1, 2012 through June 15, 2012 (liquidation of fund).

p)    For the period January 1, 2012 through May 15, 2012 (liquidation of fund).

q) Pioneer Fundamental Value II was formerly Pioneer Cullen Value II prior to its name change June 30, 2012.

      FOR THE PERIOD ENDING DECEMBER 31, 2011:

a)    For the period January 1, 2011 through January 7, 2011 (liquidation of fund).

b)    For the period November 18, 2011 (inception of fund) through December 31,
      2011.

c) Seligman Portfolios merged with Columbia Funds Variable Series Trust March 14, 2011

d) For the period March 14, 2011(inception of fund) to December 31, 2011 and CVP Select Large-Cap Value was formerly Seligman Larger-Cap Value prior to its name change May 2, 2011.

e) For the period March 14, 2011(inception of fund) to December 31, 2011 and CVP Select Smaller-Cap Value was formerly Seligman Smaller-Cap Value prior to its name change May 2, 2011.

f) CVP Seligman Global Technology was formerly Global Technology prior to its name change May 2, 2011.

g) Federated Managed Volatility II was formerly Federated Capital Income Fund prior to its name change December 2, 2011.

h)    For the period April 29, 2011 (inception of fund) through December 31,
      2011.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2012 AND 2011
================================================================================

i)    For the period January 1, 2011 through April 29, 2011 (liquidation of fund).

j) For the period May 5, 2011 (inception of fund) through December 31, 2011 and Avant Gold Bullion Strategy VP was formerly Avant Tracking prior to its name change November 1, 2011.

k)    For the period January 1, 2011 through August 10, 2011 (liquidation of fund).

l)    For the period May 2, 2011 (inception of fund) through December 31, 2011.

m)    For the period January 1, 2011 through April 27, 2011 (liquidation of fund).

n)    For the period January 1, 2011 through March 14, 2011 (liquidation of fund).

o) Rydex SGI D MSCI EAFE Equal Weight Global was formerly Rydex SGI D Global prior to its name change May 2, 2011.

p) The Guggenheim Variable Insurance Funds was formerly the Rydex Variable Trust and Rydex SGI Variable Funds prior to the name change effective May 1, 2012.

q) The following funds in the Guggenheim Variable Insurance Funds had name changes effective February 29, 2012.

      Guggenheim VIT All-Asset Aggressive Strategy was formerly SGI All-Asset Aggressive Strategy

      Guggenheim VIT All-Asset Conservative Strategy was formerly SGI All-Asset Conservative Strategy

      Guggenheim VIT All-Asset Moderate Strategy was formerly SGI All-Asset Moderate Strategy

      Guggenheim VIT Alternative Strategies Allocation was formerly SGI Alternative Strategies Allocation

      Guggenheim VIT CLS AdvisorOne Amerigo was formerly SGI CLS AdvisorOne Amerigo

      Guggenheim VIT CLS AdvisorOne Clermont was formerly SGI CLS AdvisorOne Clermont

      Guggenheim VIT CLS AdvisorOne Select Allocation was formerly SGI CLS AdvisorOne Select Allocation

      Guggenheim VIT DWA Flexible Allocation was formerly SGI CLS DWA Flexible Allocation

      Guggenheim VIT DWA Sector Rotation was formerly SGI CLS DWA Sector
      Rotation

      Guggenheim VIT International Long Short was formerly SGI International Long Short

      Guggenheim VIT Managed Futures Strategy was formerly SGI Managed Futures Strategy

      Guggenheim VIT Multi-Hedge Strategies was formerly SGI Multi-Hedge Strategies

      Guggenheim VIT U.S. Long Short Momentum was formerly SGI U.S. Long Short Momentum

      Guggenheim VIT Variable Series All Cap Value was formerly SGI Var Series O All Cap Value

      Guggenheim VIT Variable Series Global was formerly SGI Var Series D MSCI EAFE Equal Weight Global

      Guggenheim VIT Variable Series High Yield was formerly SGI Var Series P High Yield

      Guggenheim VIT Variable Series Large Cap Concentrated Growth was formerly SGI Var Series Y Large Cap Concentrated Growth

      Guggenheim VIT Variable Series Large Cap Core was formerly SGI Var Series A Large Cap Core

      Guggenheim VIT Variable Series Large Cap Value was formerly SGI Var Series B Large Cap Value

      Guggenheim VIT Variable Series Managed Asset Allocation was formerly SGI Var Series N Managed Asset Allocation

      Guggenheim VIT Variable Series Mid Cap Growth was formerly SGI Var Series J Mid-Cap Growth

      Guggenheim VIT Variable Series Small Cap Growth was formerly SGI Var Series X Small Cap Growth

      Guggenheim VIT Variable Series Small Cap Value was formerly SGI Var Series Q Small Cap Value

      Guggenheim VIT Variable Series U.S. Intermediate Bond was formerly SGI Var Series E U.S. Intermediate Bond

r) Guggenheim VT Global Managed Futures Strategy was formerly Guggenheim Managed Futures Strategy prior to its name change Oct 29, 2012.

s) The Guggenheim VIT funds not mentioned in 2011 Footnote "q" above added `Rydex' as a prefix to the fund name as of May 1, 2012.

t) Invesco V.I. Diversified Dividend was formerly Invesco V.I. Dividend Growth prior to its name change May 1, 2012.

u) Invesco V.I. Van Kampen Value Opportunities was formerly Invesco V.I. Basic Value prior to its name change May 1, 2012.

v) Neuberger Large Cap Value was formerly Neuberger Partners prior to its name change May 1, 2012.

w) Neuberger Mid Cap Intrinsic Value was formerly Neuberger Regency prior to its name change May 1, 2012.

x) Pioneer Fundamental Value II was formerly Pioneer Cullen Value II prior to its name change June 30, 2012.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account G (the "Account") as of December 31, 2012, the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2012, and the financial highlights for each of the five years in the periods ended December 31, 2012. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian, fund transfer agent, and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account G as of December 31, 2012, the results of its operations, changes in its net assets for each of two years in the period ended December 31, 2012, and financial highlights for each of the five years in the periods ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

BDO USA, LLP

New York, New York
April 25, 2013

================================================================================

                     JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                     SPONSOR
                     Jefferson National Life Insurance Company
                     DISTRIBUTOR
                     Jefferson National Securities Corporation
                     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                     BDO USA, LLP

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

      The following financial statements are included in Part B of the Registration Statement:

      The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2012 and 2011, and for the three years ended December 31, 2012.

      The financial statements of Jefferson National Life Annuity Account G at December 31, 2012 and for each of the two years ended December 31, 2012.

(b)   Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

 (1)(a)             Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.      (2)


    (b)             Resolution Changing the Name of the Separate Account                                                        (1)

 (2)                Not Applicable.

 (3)(a)  (viii)     Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account and Inviva       (1)
                    Securities Corporation.

         (ii)       Form of Amendment to Principal Underwriter's Agreement.                                                     (1)

    (b)             Form of Selling Agreement.                                                                                  (1)

 (4)(a)             Form of Individual Contract Fixed and Variable Accounts. (22-4056)                                          (1)

    (b)             Form of Group Contract.                                                                                     (2)

    (c)             Form of Group Certificate.                                                                                  (2)

    (d)             Form of Endorsement Amending MVA Provision.                                                                 (1)

    (e)             Form of IRA Endorsement.                                                                                    (1)

    (f)             Form of Roth IRA Endorsement.                                                                               (1)

    (g)             Form of JSA Endorsement.                                                                                    (1)

    (h)             Form of Individual Contract Fixed and Variable Accounts. (JNL-2300).                                        (11)

    (i)             Form of Electronic Administration Endorsement (JNL-4020).                                                   (11)

    (j)             Form of Individual Contract Fixed and Variable Accounts.  (JNL-2300-1).                                     (12)

    (k)             Form of Joint Owner Endorsement. (MONADV-END 01/07).                                                        (13)

    (l)             Form of Transaction Fee Rider. (JNL-TRXFEE-2007).                                                           (13)

    (m)             Form of Individual Contract Fixed and Variable Accounts. (JNL-2300-2).                                      (13)

    (n)             Form of Individual Contract Fixed and Variable Accounts (JNL-2300-3)                                        (18)

    (o)             Form of Asset Allocation Model Rider  (JNL-AAMRIDER)                                                        (18)

    (p)             Form of Individual Contract Fixed and Variable Accounts (JNL-2300-3)                                        (19)

    (q)             Form of Age 100 Endorsement (Annuity Date END 8-12)                                                         (19)

    (r)             Form of 403(b) Endorsement (JNL-403(b) END 7-12                                                             (19)

    (s)             Form of Low Cost Fund Platform Fee Endorsement (ICC13-MA FeeEnd)                                            (20)

 (5)(a)             Form of Application for Individual Annuity Contract. (JNL-6000).                                            (1)

    (b)             Form of JNL Individual Application. (JNL-6005).                                                             (11)

    (c)             Form of JNL Individual Application. (JNL-6005-2).                                                           (12)

    (d)             Form of JNL Individual Application. (JNL-6005-3).                                                           (13)

    (e)             Form of JNL Individual Application (JNL-6005-4).                                                            (14)

    (f)             Form of JNL Individual Application (JNL-6005-5).                                                            (18)

 (6)(a)             Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.                       (1)

    (b)             Amended and Restated By-Laws of the Company.                                                                (1)

 (7)                Not Applicable.

 (8)(a)             Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity         (1)
                    Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.

         (i)        Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among      (12)
                    40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.

    (b)  (i)        Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance    (3)
                    Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1,
                    2003.

         (ii)       Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors,       (1)
                    Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and
                    Inviva Securities Corporation dated May 1, 2003.

         (iii)      Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc.,   (12)
                    Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva
                    Securities Corporation dated May 1, 2003.

         (iv)       Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc.,   (14)
                    Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson
                    National Securities Corporation dated May 1, 2003.

         (v)        Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and     (17)
                    among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life.

         (vi)       Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by      (17)
                    and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life.

    (c)  (i)        Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company     (4)
                    and Fred Alger and Company, Inc. dated March 31, 1995.

         (ii)       Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund,      (5)
                    Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (iii)      Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund,      (5)
                    Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (iv)       Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger         (1)
                    American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31,
                    1995.

         (v)        Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund,           (12)
                    Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (vi)       Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund,           (14)
                    Jefferson  National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

    (d)  (i)        Form of Participation Agreement between Great American Reserve Insurance Company and American Century       (4)
                    Investment Services as of 1997.

         (ii)       Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve     (5)
                    Insurance Company and American Century Investment Services as of 1997.

         (iii)      Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve     (5)
                    Insurance Company and American Century Investment Services as of 1997.

         (iv)       Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve      (5)
                    Insurance Company and American Century Investment Services as of 1997.

         (v)        Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve      (5)
                    Insurance Company and American Century Investment Services as of 1997.

         (vi)       Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great      (1)
                    American Reserve Insurance Company and American Century Investment Services as of 1997.

         (vii)      Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life         (10)
                    Insurance Company and American Century Investment Services as of 1997.

         (viii)     Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life          (12)
                    Insurance Company and American Century Investment Services as of 1997.

         (ix)       Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life          (13)
                    Insurance Company and American Century Investment Services.

         (x)        Form of Amendment dated November 1, 2009 to the Participation Agreement between Jefferson National Life     (16)
                    Insurance Company and American Century Investment Services.

         (xi)       Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National     (17)
                    Life Insurance Company and American Century Investment Services.

    (e)  (i)        Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company,          (5)
                    Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and
                    Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (ii)       Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among        (5)
                    Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible
                    Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (iii)      Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco   (1)
                    Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth
                    Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (iv)       Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco          (1)
                    Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth
                    Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (v)        Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among           (10)
                    Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                    Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment
                    Portfolios.

    (f)  (i)        Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company   (4)
                    and Insurance Management Series, Federated Securities Corp.

         (ii)       Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco        (5)
                    Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

         (iii)      Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among    (5)
                    Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

         (iv)       Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco        (1)
                    Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

         (v)        Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among         (12)
                    Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.

    (g)  (i)        Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American      (6)
                    Asset Management and Conseco Variable Insurance Company dated 2001.

         (ii)       Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American           (5)
                    Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated
                    2001.

         (iii)      Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance    (1)
                    Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

    (h)  (i)        Form of Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National     (1)
                    Life Insurance Company dated February 1, 2001 and Form of Amendment dated July 2003 thereto.

         (ii)       Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus Aspen Series, Janus          (10)
                    Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

         (iii)      Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus          (12)
                    Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

         (iv)       Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus          (14)
                    Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001(Service and
                    Institutional)

         (v)        Form of Amendment dated October 29, 2012 to the Participation Agreement among Janus Aspen Series, Janus     (19)
                    Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001

    (i)  (i)        Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC,         (1)
                    Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

         (ii)       Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series,       (1)
                    Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance
                    Company dated May 1, 2003.

         (iii)      Form of Amendment dated November 15, 2012 to Participation Agreement by and among Jefferson National Life   (19)
                    Insurance Company, Jefferson National Securities Corp., and Lazard Asset Management LLC., dated May 1,
                    2003.


    (j)  (i)        Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American     (4)
                    Reserve Insurance Company.

         (ii)       Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among   (7)
                    Lord, Abbett & Co. and Great American Reserve Insurance Company.

         (iii)      Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among        (1)
                    Lord, Abbett & Co. and Great American Reserve Insurance Company.

         (iv)       Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance      (15)
                    Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.

    (k)  (i)        Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management      (5)
                    Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve
                    Insurance Company.

         (ii)       Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among        (5)
                    Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management
                    Incorporated and Conseco Variable Insurance Company.

         (iii)      Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among   (5)
                    Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management
                    Incorporated and Conseco Variable Insurance Company.

         (iv)       Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among        (8)
                    Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson
                    National Life Insurance Company.

         (v)        Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among      (1)
                    Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson
                    National Life Insurance Company.

         (vi)       Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among        (10)
                    Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson
                    National Life Insurance Company.

         (vii)      Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among        (12)
                    Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson
                    National Life Insurance Company.

         (viii      Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among        (13)
                    Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson
                    National Life Insurance Company.

         (ix)       Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among        (15)
                    Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson
                    National Life Insurance Company.

    (l)  (i)        Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO        (1)
                    Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.

         (ii)       Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO     (10)
                    Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

         (iii)      Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO     (12)
                    Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

         (iv)       Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO     (14)
                    Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance
                    Company.

         (v)        Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO     (15)
                    Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance
                    Company.

         (vi)       Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson    (17)
                    National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors
                    Distributors.

         (vii)      Form of Amendment dated January 23, 2012 to Form of Participation Agreement dated May 1, 2003 among PIMCO   (18)
                    Variable Insurance Trust, PIMCO Investments LLC, and Jefferson National Life Insurance Company.

    (m)  (i)        Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson          (1)
                    National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

         (ii)       Form of amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust,       (10)
                    Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                    Distributor, Inc.

         (iii)      Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust,       (12)
                    Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                    Distributor, Inc.

         (iv)       Form of amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust,       (14)
                    Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                    Distributor, Inc.

         (v)        Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust,       (15)
                    Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds
                    Distributor, Inc.

    (n)             Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates,      (1)
                    LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment
                    dated April 5, 2004 thereto.

         (i)        Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce &            (12)
                    Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.

         (ii)       Form of amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce &            (14)
                    Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities
                    Corporation.

    (o)  (i)        Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company,       (9)
                    RYDEX Variable Trust and PADCO Financial Services, Inc.

         (ii)       Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and   (1)
                    among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

         (iii)      Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and      (10)
                    among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

         (iv)       Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and      (12)
                    among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

         (v)        Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and   (14)
                    among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.

         (vi)       Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and      (16)
                    among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.

         (vii)      Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by    (17)
                    and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors.

    (p)  (i)        Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and      (1)
                    Citigroup Global Markets Inc.

         (ii)       Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson   (10)
                    National Life Insurance Company and Citigroup Global Markets Inc.

         (iii)      Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between          (13)
                    Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason).

    (q)  (i)        Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman          (6)
                    Advisors, Inc. and Conseco Variable Insurance Company.

         (ii)       Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among      (5)
                    Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

         (iii)      Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among        (1)
                    Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

         (iv)       Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman         (1)
                    Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

         (v)        Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among           (12)
                    Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

         (vi)       Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among        (14)
                    Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

    (r)  (i)        Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance          (5)
                    Company,  Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management,
                    Inc. and Strong Funds Distributors, Inc.

         (ii)       Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among      (5)
                    Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds
                    II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.

         (iii)      Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among      (5)
                    Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II,
                    Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

         (iv)       Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among          (5)
                    Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II,
                    Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

         (v)        Form of Amendments dated December 2, 2003 and April 5, 2004 to Participation Agreement dated April 30,      (1)
                    1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong
                    Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

    (s)  (i)        Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and         (8)
                    Jefferson National Life Insurance Company.

         (ii)       Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among    (1)
                    Third Avenue Management LLC and Jefferson National Life Insurance Company.

    (t)  (i)        Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company,    (5)
                    Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

         (ii)       Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among    (5)
                    Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

         (iii)      Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among    (5)
                    Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

         (iv)       Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck     (8)
                    Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

         (v)        Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck     (16)
                    Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

         (w)        Form of Amendment dated May 1, 2013 to Participation Agreement dated February 29, 2000 among Van Eck VIP    (19)
                    Trust and Jefferson National Life Insurance Company.

    (u)  (i)        Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services      (1)
                    LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

         (ii)       Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance       (1)
                    Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

    (v)  (i)        Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds        (10)
                    Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

         (ii)       Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance    (12)
                    Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

         (iii)      Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance    (14)
                    Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo
                    Variable Trust dated April 8, 2005.

         (iv)       Form of amendment dated July 16, 2010 to the Participation Agreement dated April 8, 2005 among Jefferson    (17)
                    National Life, Wells Fargo Variable Trust, and Well Fargo Distributors

    (w)  (i)        Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset           (10)
                    Management, LLC and Potomac Insurance Trust dated May 1, 2005.

         (ii)       Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance    (12)
                    Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

         (iii)      Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance    (14)
                    Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.

    (x)  (i)        Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital         (12)
                    Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.

         (ii)       Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life    (14)
                    Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.

         (iii)      Form of Amendment dated November 12, 2010 to Form of Participation Agreement between Jefferson National     (17)
                    Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.

         (iv)       Form of Amendment dated September 4, 2012 to Form of Participation Agreement between Jefferson National     (19)
                    Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.

    (y)  (i)        Form of Participation Agreement between Jefferson National Life Insurance Company, T. Rowe Price            (12)
                    Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.

         (ii)       Form of Amendment dated May 1, 2007 to Participation Agreement between Jefferson National Life Insurance    (13)
                    Company, T. Rowe Price Investment Services, Inc. and the various T. Rowe Price funds dated May 1, 2006.

         (iii)      Form of Amendment dated May 1, 2013 to Participation Agreement by and among Jefferson National Life         (19)
                    Insurance Company, T. Rowe Price Equity Services, Inc., T. Rowe Price Fixed Income Securities, Inc. and
                    T. Rowe Price Investment Services

    (z)  (i)        Form of Participation Agreement between Jefferson National Life Insurance Company, Credit Suisse Trust,     (12)
                    Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated May 1,
                    2006.

    (aa) (i)        Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life          (13)
                    Insurance Company dated May 1, 2007.

         (ii)       Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National       (14)
                    Life Insurance Company dated March 18, 2008.

    (bb) (i)        Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors   (13)
                    LLC and Jefferson National Life Insurance Company dated May 1, 2007.

         (ii)       Form of Amendment dated January 4, 2011 to the Form of Participation Agreement dated May 1, 2007 among      (17)
                    Jefferson National Life, Nationwide Variable Insurance Trust, and Nationwide Distributors.

    (cc) (i)        Form of Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc.,         (14)
                    Vanguard Marketing Corporation and Jefferson National Life Insurance Company dated May 1, 2008.

         (ii)       Form of Amendment dated October 20, 2009 to the Participation Agreement among Jefferson National Life       (16)
                    Insurance Company, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing
                    Corporation.

    (dd) (i)        Form of Participation Agreement between Jefferson National Life Insurance Company, Financial Investors      (14)
                    Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008.

         (j)        Form of Amendment dated April 30, 2013 to Participation Agreement dated May 1, 2008 by and among            (19)
                    Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors,
                    ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc.

         (k)        Form of Amendment dated August 7, 2013 to Participation Agreement dated May 1, 2008 by and among            (20)
                    Jefferson National Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors,
                    ALPS Distributors, and ALPS Portfolio Solutions Distributor, Inc.

    (ee) (i)        Form of Participation Agreement between Jefferson National Life Insurance Company, ALPS Variable            (14)
                    Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1, 2008.

    (ff) (i)        Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life          (15)
                    Insurance Company dated July 1, 2007.

         (ii)       Form of Amendment dated September 22, 2010 to the Form of Participation Agreement dated July 1, 2007        (17)
                    between Northern Lights Variable Trust and Jefferson National Life.

         (iii)      Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated July 1, 2007 between     (17)
                    Jefferson National Life and Northern Lights Variable Trust.

         (iv)       Form of Amendment dated May 1, 2013 to the Form of Participation Agreement dated July 1, 2007 between       (19)
                    Jefferson National Life and Northern Lights Variable Trust

    (gg) (i)        Form of Participation Agreement among Jefferson National Life Insurance Company, Eaton Vance Variable       (16)
                    Trust and Eaton Vance Distributors, Inc. dated May 1, 2010.

    (hh) (i)        Form of Participation Agreement among Jefferson National Life Insurance Company, The Merger Fund VL and     (16)
                    Westchester Capital Management, Inc. dated May 1, 2010.

    (ii) (i)        Form of Participation Agreement among Jefferson National Life Insurance Company, ProFunds, Access One       (16)
                    Trust, and ProFund Advisors, LLC dated May 1, 2010.

         (ii)       Form of amendment dated September 17, 2010 to the Form of Participation Agreement dated May 1, 2010 among   (17)
                    Jefferson National Life Insurance Company, ProFunds, Access One Trust, and ProFunds Advisors, LLC.

    (jj) (i)        Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance        (16)
                    Series and Federated Securities Corp dated March, 2010.

    (kk) (i)        Form of Participation Agreement dated August 27, 2010 among Jefferson National Life Insurance Company,      (17)
                    DFA Investments Dimensions Group, Dimensional Fund Advisors and DFA Securities.

         (ii)       Form of Amendment dated April 1, 2011 to the Form of Participation Agreement dated August 27, 2010 among    (17)
                    Jefferson National Life Insurance Company, DFA Investments Dimensions Group, Dimensional Fund Advisors
                    and DFA Securities.

    (ll) (i)        Form of participation agreement dated November 3, 2010 among Jefferson National Life Insurance Company,     (17)
                    Variable Insurance Products Fund, and Fidelity Distributors Corporation.

         (ii)       Form of amendment dated November 3, 2010 to the Form of Participation Agreement dated November 3, 2010      (17)
                    among Jefferson National Life Insurance Company, Variable Insurance Products Fund, and Fidelity
                    Distributors Corporation.

    (mm) (i)        Form of Participation Agreement dated November 14, 2008 among Franklin Templeton Variable Insurance         (17)
                    Products Trust, Franklin/Templeton Distributors, Inc and Jefferson National Life Insurance Company.

         (ii)       Form of Amendment dated August 26, 2010 to the Form of Participation Agreement dated November 14, 2008      (17)
                    among Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin
                    Templeton Distributors, Inc.

         (iii)      Form of Amendment March 25, 2011 to the Form of Participation Agreement dated November 14, 2008 among       (17)
                    Jefferson National Life, Franklin Templeton Variable Insurance Product Trust, and Franklin Templeton
                    Distributors, Inc.

         (iv)       Form of Amendment dated January 15, 2013 to the Participation Agreement dated November 14, 2008 among       (19)
                    Jefferson National Life Insurance Company, Franklin Templeton Variable Insurance Product Trust, and
                    Franklin Templeton Distributors, Inc.

    (nn) (i)        Form of Participation Agreement dated October 5, 2009 among Jefferson National Life, Waddell & Reed, and    (17)
                    Ivy Funds Variable Insurance Portfolios.

         (ii)       Form of amendment dated October 5, 2009 to the Form of Participation Agreement dated October 5, 2009        (17)
                    among Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.

         (iii)      Form of amendment dated November, 2010 to the Form of Participation Agreement dated October 5, 2009 among   (17)
                    Jefferson National Life, Waddell & Reed, and Ivy Funds Variable Insurance Portfolios.

         (iv)       Form of Amendment dated February 19, 2013 to Participation Agreement dated October 5, 2009 among Ivy        (19)
                    Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company.

    (oo) (i)        Form of Participation Agreement dated November 12, 2010 between Jefferson National Life Insurance           (17)
                    Company, Putnam Variable Trust, and Putnam Retail Management Limited Partnership.

    (pp) (i)        Form of Participation Agreement dated September 28, 2010 among Jefferson National Life, Timothy Plan, and   (17)
                    Timothy Partners.

    (qq) (i)        Form of Participation Agreement dated April 1, 2011 among Jefferson National Life Insurance Company,        (17)
                    Russell Investment Funds, and Russell Financial Services.

    (rr) (i)        Form of Participation Agreement dated August 23, 2011 among Rydex Variable Trust, SBL Fund, Rydex           (18)
                    Distributors, LLC and Jefferson National Life Insurance Company.

    (ss) (i)        Form of Participation Agreement dated November 2, 2011 among BlackRock Variable Series Funds, Inc.,         (18)
                    BlackRock Investments, LLC and Jefferson National Life Insurance Company,

    (tt) (i)        Form of Participation Agreement dated November 16, 2011 among Oppenheimer Variable Account Funds,           (18)
                    Oppenheimerfunds, Inc., and Jefferson National Life Insurance Company

    (uu) (i)        Form of Participation Agreement dated November 16, 2011 among Panorama Series Fund Inc, Oppenheimerfunds,   (18)
                    Inc. and Jefferson National Life Insurance Company.

    (vv) (i)        Form of Participation Agreement dated November 1, 2011 among Virtus Variable Insurance Trust, VP            (18)
                    Distributors and Jefferson National Life Insurance Company.

    (ww) (i)        Form of Participation Agreement dated May 1, 2012 among Hatteras Variable Trust, Hatteras Capital           (18)
                    Distributors and Jefferson National Life Insurance Company

    (xx) (i)        Form of Participation Agreement dated May 1, 2012 among Wilshire Variable Insurance Trust, SEI              (18)
                    Investments Distribution Co. and Jefferson National Life Insurance Company

    (yy) (i)        Form of Participation Agreement dated October 22, 2012 between the Variable Insurance Trust and Jefferson   (19)
                    National Life Insurance Company

    (zz) (i)        Form of Participation Agreement dated June 15, 2012 among Jefferson National Life Insurance Company,        (19)
                    Hatteras Variable Trust, and Hatteras Capital Distributors, LLC

    (aaa)(i)        Form of Participation Agreement dated November 1, 2013 between Advisors Preferred Trust, and Jefferson      (20)
                    National Life Insurance Company.

    (bbb)(i)        Form of Participation Agreement dated November 13, 2013 among American Funds Distributors, Capital          (20)
                    Research and Management Company, American Funds Insurance Series, and Jefferson National Life Insurance
                    Company

    (ccc)(i)        Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance     (20)
                    Trust, Goldman Sachs & Co, and Jefferson National Life Insurance Company.

    (ddd)(i)        Form of Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI       (20)
                    Investments Distribution Co., and Jefferson National Life Insurance Company

 (9)                Opinion and Consent of Counsel.                                                                             (19)

(10)                Consent of Independent Registered Public Accounting Firm.                                                   (19)

(11)                Financial Statements omitted from Item 23 above.                                                            N/A

(12)                Initial Capitalization Agreement.                                                                           N/A

(13)(a)  (i)        Powers of Attorney                                                                                          (1)

         (ii)       Powers of Attorney - for Laurence Greenberg                                                                 (11)

         (iii)      Powers of Attorney - for Robert Jefferson                                                                   (12)

         (iv)       Powers of Attorney - for Joseph F. Vap                                                                      (15)

         (v)        Powers of Attorney - for Mitchell H. Caplan                                                                 (16)

         (vi)       Powers of Attorney - for Robert C. Covington                                                                (18)

         (vii)      Powers of Attorney - for Andrew T. Mulderry                                                                 (18)

         (viii)     Powers of Attorney - for Steven F. Piaker                                                                   (18)

         (viiii)    Powers of Attorney - for Eric S. Schwartz                                                                   (18)

         (x)        Powers of Attorney - for David Lau                                                                          (19)

(1) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000471).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on January 23, 1996 (Accession Number 0000928389-96-000012).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 16 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-17501) filed electronically on form N-4 on May 2, 2005 (Accession Number 0000930413-05-003264).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 17 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003358).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 4 and 20 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2007 (Accession Number 0000930413-07-003460).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 5 and 21 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002108).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 25 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2009 (Accession Number 0000891092-09-001563).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 10 and 26 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2010 (Accession Number 0000891092-10-001652).

(17) Incorporated herein by reference to Post Effective Amendment Nos. 11 and 27 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 29, 2011. (Accession Number 0000891092-11-002740)

(18) Incorporated herein by reference to Post Effective Amendment Nos. 12 and 28 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 30, 2012. (Accession Number 0000891092-12-992381)

(19) Incorporated herein by reference to Post Effective Amendment Nos. 13 and 29 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 25, 2013. (Accession Number 0000891092-13-003639)

(20) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

      The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise noted.

NAME                                  POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan               Director, Chief Executive Officer
Laurence P. Greenberg            Director, President
Craig A. Hawley                  Director, General Counsel and Secretary
David Lau                        Director, Chief Operating Officer
Joseph Vap                       Director, Chief Financial Officer and Treasurer
Robert C. Covington (1)          Director
Andrew T. Mulderry (2)           Director
Steven F. Piaker (3)             Director
Eric S. Schwartz (4)             Director


(1)   The business address of this director is 2 Lenon Place, Little Rock, AR
      72207

(2)   The business address of this director is 240 Forest Avenue, Rye NY 10580

(3)   The business address of this director is 64 Arlen Way, West Hartford, CT
      06117

(4) The business address of this director is 120 East End Avenue Apt 17B, New York NY 10028.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

ITEM 27. NUMBER OF CONTRACT OWNERS


      As of December 1, 2013, the number of Monument Advisor contracts funded by Jefferson National Life Annuity Account G was 8124 of which 986 were qualified contracts and 7138 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

      The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 10350 Ormsby Park Place Louisville, KY 40223, unless otherwise indicated.

NAME                                   POSITIONS AND OFFICES
Craig A. Hawley                        President, General Counsel and Secretary
Jon Hurd*                              Financial & Operations Principal

* The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

 (c)  JNSC retains no compensation or commissions from the registrant.

                                                                 COMPENSATION
                                                                      ON
                                     NET UNDERWRITING             REDEMPTION
      NAME OF PRINCIPAL               DISCOUNTS AND                   OR                 BROKERAGE
         UNDERWRITER                   COMMISSIONS              ANNUITIZATION           COMMISSIONS            COMPENSATION
Jefferson National Securities              None                      None                   None                   None
Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 10350 Ormsby Park Place, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this Post-Effective Amendment Nos. 14 and 30 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 16th day December, 2013.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(By: /s/ Mitchell H Caplan *
Name: Mitchell H. Caplan Depositor)

Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

       SIGNATURE                                              TITLE                                                  DATE
/s/Mitchell H. Caplan*                     Director, Chief Executive Officer                                      12/16/2013
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*                 Director, President                                                    12/16/2013
Name: Laurence Greenberg

/s/ David P. Lau                           Director, Chief Operating Officer                                      12/16/2013
Name: David P. Lau

/s/ Joseph F. Vap*                         Director, Chief Financial Officer and Treasurer                        12/16/2013
Name: Joseph F. Vap

/s/ Andrew Mulderry*                       Director                                                               12/16/2013
Name: Andrew Mulderry

/s/ Robert C. Covington*                   Director                                                               12/16/2013
Name: Robert C. Covington

/s/ Eric S. Schwartz*                      Director                                                               12/16/2013
Name: Eric S. Schwartz

/s/ Steven F. Piaker*                      Director                                                               12/16/2013
Name: Steven F. Piaker

/s/ Craig Hawley                           Director, General Counsel & Secretary                                  12/16/2013
Name:  Craig A. Hawley*
Attorney in Fact

                                 EXHIBIT INDEX

(4)   (s)           Form of Low Cost Fund Platform Fee Endorsement

(8)   (dd)   (k)    Form of Amendment dated August 7, 2013 to Participation
                    Agreement dated May 1, 2008 by and among Jefferson National
                    Life Insurance Company, Financial Investors Variable
                    Insurance Trust, ALPS Advisors, ALPS Distributors, and ALPS
                    Portfolio Solutions Distributor, Inc.

      (aaa)  (i)    Form of Participation Agreement dated November 1, 2013
                    between Advisors Preferred Trust, and Jefferson National
                    Life Insurance Company.

      (bbb)  (i)    Form of Participation Agreement dated November 13, 2013
                    among American Funds Distributors, Capital Research and
                    Management Company, American Funds Insurance Series, and
                    Jefferson National Life Insurance Company

      (ccc)  (i)    Form of Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, Goldman
                    Sachs & Co, and Jefferson National Life Insurance Company.

      (ddd)  (i)    Form of Participation Agreement dated November 1, 2013 by
                    and among SEI Insurance Products Trust, SEI Investments
                    Distribution Co., and Jefferson National Life Insurance
                    Company

(9)                 Opinion and Consent of Counsel.

(10)                Consent of Independent Registered Public Accounting Firm.